================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2015 - April 30, 2016

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes...........................   1
   DFA Investment Dimensions Group Inc.
      Disclosure of Fund Expenses.......................................   2
      Disclosure of Portfolio Holdings..................................   8
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  11
          U.S. Large Cap Equity Portfolio...............................  14
          U.S. Large Cap Value Portfolio................................  17
          U.S. Targeted Value Portfolio.................................  18
          U.S. Small Cap Value Portfolio................................  21
          U.S. Core Equity 1 Portfolio..................................  24
          U.S. Core Equity 2 Portfolio..................................  27
          U.S. Vector Equity Portfolio..................................  30
          U.S. Small Cap Portfolio......................................  33
          U.S. Micro Cap Portfolio......................................  36
          DFA Real Estate Securities Portfolio..........................  39
          Large Cap International Portfolio.............................  41
          International Core Equity Portfolio...........................  45
          International Small Company Portfolio.........................  50
          Japanese Small Company Portfolio..............................  51
          Asia Pacific Small Company Portfolio..........................  51
          United Kingdom Small Company Portfolio........................  52
          Continental Small Company Portfolio...........................  52
          DFA International Real Estate Securities Portfolio............  53
          DFA Global Real Estate Securities Portfolio...................  56
          DFA International Small Cap Value Portfolio...................  59
          International Vector Equity Portfolio.........................  63
          World ex U.S. Value Portfolio.................................  67
          World ex U.S. Targeted Value Portfolio........................  68
          World ex U.S. Core Equity Portfolio...........................  73
          World Core Equity Portfolio...................................  79
          Selectively Hedged Global Equity Portfolio....................  80
          Emerging Markets Portfolio....................................  81
          Emerging Markets Small Cap Portfolio..........................  81
          Emerging Markets Value Portfolio..............................  81
          Emerging Markets Core Equity Portfolio........................  82
      Statements of Assets and Liabilities..............................  86
      Statements of Operations..........................................  93
      Statements of Changes in Net Assets............................... 100
      Financial Highlights.............................................. 110
      Notes to Financial Statements..................................... 129

TABLE OF CONTENTS
CONTINUED

                                                                          Page
                                                                          ----
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Consolidated Disclosure of Fund Expenses............................. 164
    Consolidated Disclosure of Portfolio Holdings........................ 165
    Consolidated Schedule of Investments................................. 166
    Consolidated Statement of Assets and Liabilities..................... 171
    Consolidated Statement of Operations................................. 172
    Consolidated Statements of Changes in Net Assets..................... 173
    Consolidated Financial Highlights.................................... 174
    Consolidated Notes to Financial Statements........................... 175
 Dimensional Investment Group Inc.
    Disclosure of Fund Expenses.......................................... 188
    Disclosure of Portfolio Holdings..................................... 190
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 191
        U.S. Large Company Portfolio..................................... 192
    Statements of Assets and Liabilities................................. 195
    Statements of Operations............................................. 196
    Statements of Changes in Net Assets.................................. 197
    Financial Highlights................................................. 198
    Notes to Financial Statements........................................ 200
 The DFA Investment Trust Company
    Disclosure of Fund Expenses.......................................... 209
    Disclosure of Portfolio Holdings..................................... 211
    Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 213
        The DFA International Value Series............................... 216
        The Japanese Small Company Series................................ 220
        The Asia Pacific Small Company Series............................ 223
        The United Kingdom Small Company Series.......................... 225
        The Continental Small Company Series............................. 228
        The Canadian Small Company Series................................ 232
        The Emerging Markets Series...................................... 235
        The Emerging Markets Small Cap Series............................ 239
    Statements of Assets and Liabilities................................. 243
    Statements of Operations............................................. 245
    Statements of Changes in Net Assets.................................. 247
    Financial Highlights................................................. 250
    Notes to Financial Statements........................................ 255

TABLE OF CONTENTS
CONTINUED

                                                                PAGE
                                                                ----
            DIMENSIONAL EMERGING MARKETS VALUE FUND
               Disclosure of Fund Expenses..................... 268
               Disclosure of Portfolio Holdings................ 269
               Summary Schedule of Portfolio Holdings.......... 270
               Statement of Assets and Liabilities............. 274
               Statement of Operations......................... 275
               Statements of Changes in Net Assets............. 276
               Financial Highlights............................ 277
               Notes to Financial Statements................... 278
            VOTING PROXIES ON FUND PORTFOLIO SECURITIES........ 286
            BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS. 287

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,007.10    0.23%    $1.15
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.72    0.23%    $1.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   U.S. Large Cap Equity Portfolio
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  996.50    0.18%    $0.89
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.97    0.18%    $0.91

   U.S. Large Cap Value Portfolio**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  999.80    0.27%    $1.34
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.52    0.27%    $1.36

   U.S. Targeted Value Portfolio
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,005.70    0.47%    $2.34
    Class R2 Shares................. $1,000.00 $1,005.10    0.62%    $3.09
    Institutional Class Shares...... $1,000.00 $1,006.00    0.37%    $1.85
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.53    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.78    0.62%    $3.12
    Institutional Class Shares...... $1,000.00 $1,023.02    0.37%    $1.86

   U.S. Small Cap Value Portfolio
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,006.20    0.52%    $2.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.28    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  998.10    0.19%    $0.94
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.92    0.19%    $0.96

   U.S. Core Equity 2 Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  995.50    0.22%    $1.09
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.77    0.22%    $1.11

   U.S. Vector Equity Portfolio
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $  994.40    0.32%    $1.59
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.27    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/15  04/30/16    Ratio*   Period*
                                          --------- --------- ---------- --------
U.S. Small Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.30    0.37%    $1.84
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.02    0.37%    $1.86

U.S. Micro Cap Portfolio
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.40    0.52%    $2.58
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.28    0.52%    $2.61

DFA Real Estate Securities Portfolio
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,049.60    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.97    0.18%    $0.91

Large Cap International Portfolio
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  976.30    0.28%    $1.38
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.47    0.28%    $1.41

International Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  997.20    0.38%    $1.89
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.97    0.38%    $1.91

International Small Company Portfolio***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,029.70    0.53%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.53%    $2.66

Japanese Small Company Portfolio**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,006.10    0.54%    $2.69
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.18    0.54%    $2.72

Asia Pacific Small Company Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,091.90    0.55%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.13    0.55%    $2.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/15  04/30/16    Ratio*   Period*
                                                    --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  950.00    0.59%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.93    0.59%    $2.97

Continental Small Company Portfolio**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,040.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.54%    $2.72

DFA International Real Estate Securities Portfolio
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,076.10    0.28%    $1.45
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.47    0.28%    $1.41

DFA Global Real Estate Securities Portfolio****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,059.40    0.24%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.67    0.24%    $1.21

DFA International Small Cap Value Portfolio
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,013.90    0.68%    $3.40
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.48    0.68%    $3.42

International Vector Equity Portfolio
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,005.80    0.49%    $2.44
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.43    0.49%    $2.46

World ex U.S. Value Portfolio***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  984.20    0.53%    $2.61
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.53%    $2.66

World ex U.S. Targeted Value Portfolio
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,032.50    0.73%    $3.69
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.23    0.73%    $3.67

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
World ex U.S. Core Equity Portfolio
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  999.40    0.47%    $2.34
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.53    0.47%    $2.36

World Core Equity Portfolio***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,000.30    0.35%    $1.74
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.12    0.35%    $1.76

Selectively Hedged Global Equity Portfolio***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  987.50    0.34%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.17    0.34%    $1.71

Emerging Markets Portfolio**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,017.00    0.57%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

Emerging Markets Small Cap Portfolio**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,045.90    0.73%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.23    0.73%    $3.67

Emerging Markets Value Portfolio**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,041.20    0.82%    $4.16
 Institutional Class Shares................... $1,000.00 $1,042.30    0.57%    $2.89
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.79    0.82%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.03    0.57%    $2.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/15  04/30/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,024.50    0.61%    $3.07
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,021.83    0.61%    $3.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

****The Portfolio is invested into other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            Affiliated Investment Companies
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

               International Small Company Portfolio...... 100.0%
               World ex U.S. Value Portfolio.............. 100.0%
               World Core Equity Portfolio................ 100.0%
               Selectively Hedged Global Equity Portfolio. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     Enhanced U.S. Large Company Portfolio
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Large Cap Equity Portfolio
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   9.4%
              Energy.......................................   6.3%
              Financials...................................  12.8%
              Health Care..................................  13.4%
              Industrials..................................  12.8%
              Information Technology.......................  19.2%
              Materials....................................   4.2%
              Telecommunication Services...................   3.3%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                         U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   3.5%
              Energy.......................................   8.2%
              Financials...................................  26.3%
              Health Care..................................   5.3%
              Industrials..................................  20.8%
              Information Technology.......................  13.5%
              Materials....................................   7.3%
              Telecommunication Services...................   1.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                        U.S. Small Cap Value Portfolio
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.1%
              Energy.......................................  10.2%
              Financials...................................  25.5%
              Health Care..................................   5.4%
              Industrials..................................  18.8%
              Information Technology.......................  14.1%
              Materials....................................   6.1%
              Telecommunication Services...................   0.9%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 1 Portfolio
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.6%
              Financials...................................  14.6%
              Health Care..................................  11.7%
              Industrials..................................  13.6%
              Information Technology.......................  18.0%
              Materials....................................   4.6%
              Telecommunication Services...................   2.6%
              Utilities....................................   3.4%
                                                            -----
                                                            100.0%

                         U.S. Core Equity 2 Portfolio
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.5%
              Energy.......................................   8.1%
              Financials...................................  16.7%
              Health Care..................................  11.1%
              Industrials..................................  14.5%
              Information Technology.......................  16.9%
              Materials....................................   4.9%
              Telecommunication Services...................   2.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. Vector Equity Portfolio
              Consumer Discretionary.......................  14.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   8.6%
              Financials...................................  24.0%
              Health Care..................................   8.1%
              Industrials..................................  16.1%
              Information Technology.......................  13.9%
              Materials....................................   5.7%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                           U.S. Small Cap Portfolio
              Consumer Discretionary.......................  17.7%
              Consumer Staples.............................   4.2%
              Energy.......................................   3.9%
              Financials...................................  19.4%
              Health Care..................................   9.0%
              Industrials..................................  17.9%
              Information Technology.......................  17.1%
              Materials....................................   5.1%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.7%
                                                            -----
                                                            100.0%

                           U.S. Micro Cap Portfolio
              Consumer Discretionary.......................  16.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   2.0%
              Financials...................................  20.2%
              Health Care..................................  10.6%
              Industrials..................................  21.6%
              Information Technology.......................  15.2%
              Materials....................................   5.4%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

                     DFA Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       Large Cap International Portfolio
              Consumer Discretionary.......................  13.8%
              Consumer Staples.............................  11.4%
              Energy.......................................   6.8%
              Financials...................................  21.9%
              Health Care..................................  10.1%
              Industrials..................................  13.2%
              Information Technology.......................   4.8%
              Materials....................................   9.2%
              Telecommunication Services...................   5.0%
              Utilities....................................   3.8%
                                                            -----
                                                            100.0%

                      International Core Equity Portfolio
              Consumer Discretionary.......................  15.9%
              Consumer Staples.............................   8.3%
              Energy.......................................   7.4%
              Financials...................................  19.4%
              Health Care..................................   6.2%
              Industrials..................................  17.8%
              Information Technology.......................   6.0%
              Materials....................................  12.4%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

              DFA International Real Estate Securities Portfolio
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                  DFA Global Real Estate Securities Portfolio
              Affiliated Investment Companies..............  72.4%
              Common Stocks................................  27.6%
                                                            -----
                                                            100.0%

                  DFA International Small Cap Value Portfolio
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   5.0%
              Energy.......................................   6.2%
              Financials...................................  20.5%
              Health Care..................................   1.6%
              Industrials..................................  24.6%
              Information Technology.......................   4.8%
              Materials....................................  20.3%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     International Vector Equity Portfolio
              Consumer Discretionary.......................  15.6%
              Consumer Staples.............................   7.2%
              Energy.......................................   7.5%
              Financials...................................  20.5%
              Health Care..................................   5.0%
              Industrials..................................  18.9%
              Information Technology.......................   6.5%
              Materials....................................  14.4%
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    World ex U.S. Targeted Value Portfolio
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.3%
              Energy.......................................   5.5%
              Financials...................................  22.3%
              Health Care..................................   1.9%
              Industrials..................................  20.6%
              Information Technology.......................   6.7%
              Materials....................................  21.3%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                      World ex U.S. Core Equity Portfolio
              Consumer Discretionary.......................  15.2%
              Consumer Staples.............................   8.0%
              Energy.......................................   6.9%
              Financials...................................  21.2%
              Health Care..................................   5.2%
              Industrials..................................  16.6%
              Information Technology.......................   8.1%
              Materials....................................  12.1%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   3.3%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    Emerging Markets Core Equity Portfolio
              Consumer Discretionary.......................  12.0%
              Consumer Staples.............................   9.1%
              Energy.......................................   6.0%
              Financials...................................  23.2%
              Health Care..................................   3.9%
              Industrials..................................  10.3%
              Information Technology.......................  16.3%
              Materials....................................  10.2%
              Telecommunication Services...................   4.9%
              Utilities....................................   4.1%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
BONDS -- (61.9%)
AUSTRALIA -- (4.1%)
Australia & New Zealand Banking Group, Ltd.
    1.500%, 01/16/18.............................   1,500 $ 1,505,997
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   3,250   3,274,635
Westpac Banking Corp.
    1.500%, 12/01/17.............................   2,500   2,510,735
                                                          -----------
TOTAL AUSTRALIA..................................           8,327,685
                                                          -----------

CANADA -- (4.0%)
Royal Bank of Canada
    1.250%, 06/16/17.............................   2,000   2,000,340
    1.500%, 01/16/18.............................   2,000   2,009,498
Thomson Reuters Corp.
    1.300%, 02/23/17.............................   1,023   1,021,619
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.............................   1,500   1,511,302
Other Securities.................................           1,591,045
                                                          -----------
TOTAL CANADA.....................................           8,133,804
                                                          -----------

DENMARK -- (0.8%)
Kommunekredit
    1.125%, 01/16/18.............................   1,500   1,503,489
                                                          -----------

FINLAND -- (1.5%)
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   3,000   3,001,581
                                                          -----------

FRANCE -- (2.4%)
BNP Paribas SA
    1.375%, 03/17/17.............................   1,800   1,802,664
Societe Generale SA
    2.750%, 10/12/17.............................   1,980   2,016,036
Other Securities.................................           1,001,310
                                                          -----------
TOTAL FRANCE.....................................           4,820,010
                                                          -----------

GERMANY -- (6.1%)
Erste Abwicklungsanstalt
    1.000%, 10/13/17.............................   1,800   1,796,427
    1.125%, 02/12/18.............................   2,000   1,997,302
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000   5,013,450
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   3,003,855
Other Securities.................................             527,988
                                                          -----------
TOTAL GERMANY....................................          12,339,022
                                                          -----------

JAPAN -- (0.9%)
Other Securities.................................           1,899,154
                                                          -----------

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (3.9%)
Bank Nederlandse Gemeenten NV
    1.125%, 09/12/16.............................   5,000 $5,006,150
Other Securities.................................          2,851,752
                                                          ----------
TOTAL NETHERLANDS................................          7,857,902
                                                          ----------

NEW ZEALAND -- (0.8%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................   1,600  1,604,237
                                                          ----------

NORWAY -- (2.9%)
Kommunalbanken A.S.
    0.875%, 10/03/16.............................   5,000  5,002,455
Other Securities.................................            748,986
                                                          ----------
TOTAL NORWAY.....................................          5,751,441
                                                          ----------

SPAIN -- (0.3%)
Other Securities.................................            587,937
                                                          ----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.0%)
European Bank for Reconstruction & Development
    1.375%, 10/20/16.............................   4,000  4,013,760
                                                          ----------

SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000  2,997,300
Other Securities.................................          1,004,467
                                                          ----------
TOTAL SWEDEN.....................................          4,001,767
                                                          ----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,400  1,400,167
Other Securities.................................            698,165
                                                          ----------
TOTAL SWITZERLAND................................          2,098,332
                                                          ----------

UNITED KINGDOM -- (2.0%)
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,500  1,508,497
Other Securities.................................          2,521,047
                                                          ----------
TOTAL UNITED KINGDOM.............................          4,029,544
                                                          ----------

UNITED STATES -- (27.2%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................  $1,750  1,759,936
Actavis, Inc.
    1.875%, 10/01/17.............................   1,200  1,203,425
Anthem, Inc.
    2.375%, 02/15/17.............................   1,500  1,511,724
AT&T, Inc.
    2.400%, 03/15/17.............................   1,500  1,515,451

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Becton Dickinson and Co.
    1.450%, 05/15/17.............................  $1,310 $  1,312,424
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492    1,535,365
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500    1,510,316
Caterpillar Financial Services Corp.
    1.500%, 02/23/18.............................   1,500    1,512,688
Chevron Corp.
    1.344%, 11/09/17.............................   3,200    3,215,370
eBay, Inc.
    1.350%, 07/15/17.............................   1,068    1,067,438
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   1,000    1,061,846
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,125    1,124,754
International Business Machines Corp.
    1.250%, 02/08/18.............................   1,060    1,064,295
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,097    1,104,032
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715    1,725,082
Morgan Stanley
    5.450%, 01/09/17.............................   1,000    1,028,883
National Rural Utilities Cooperative Finance
 Corp.
    0.950%, 04/24/17.............................   1,800    1,800,862
NYSE Euronext
    2.000%, 10/05/17.............................   1,500    1,513,410
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,100    1,137,937
Ryder System, Inc.
    5.850%, 11/01/16.............................   1,141    1,167,655
Stryker Corp.
    2.000%, 09/30/16.............................   1,453    1,459,913
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000    5,043,650
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................   1,500    1,581,705
Wells Fargo Bank NA
    1.650%, 01/22/18.............................   1,500    1,512,298
Other Securities.................................           16,278,670
                                                          ------------
TOTAL UNITED STATES..............................           54,749,129
                                                          ------------
TOTAL BONDS......................................          124,718,794
                                                          ------------

                                                   Face
                                                  Amount^    Value+
                                                  -------    ------
                                                   (000)
U.S. TREASURY OBLIGATIONS -- (38.1%)
U.S. Treasury Notes
    0.750%, 10/31/17.............................  28,000 $ 28,017,500
^^  0.875%, 11/15/17.............................  45,000   45,108,990
    2.250%, 11/30/17.............................   3,000    3,071,601
Other Securities.................................              502,149
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           76,700,240
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          201,419,034
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $201,037,091)............................          $201,419,034
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                    ---------------------------------------------
                                      Level 1     Level 2    Level 3    Total
                                    ----------- ------------ ------- ------------
Bonds
 Australia.........................          -- $  8,327,685   --    $  8,327,685
 Canada............................          --    8,133,804   --       8,133,804
 Denmark...........................          --    1,503,489   --       1,503,489
 Finland...........................          --    3,001,581   --       3,001,581
 France............................          --    4,820,010   --       4,820,010
 Germany...........................          --   12,339,022   --      12,339,022
 Japan.............................          --    1,899,154   --       1,899,154
 Netherlands.......................          --    7,857,902   --       7,857,902
 New Zealand.......................          --    1,604,237   --       1,604,237
 Norway............................          --    5,751,441   --       5,751,441
 Spain.............................          --      587,937   --         587,937
 Supranational Organization
   Obligations.....................          --    4,013,760   --       4,013,760
 Sweden............................          --    4,001,767   --       4,001,767
 Switzerland.......................          --    2,098,332   --       2,098,332
 United Kingdom....................          --    4,029,544   --       4,029,544
 United States.....................          --   54,749,129   --      54,749,129
U.S. Treasury Obligations..........          --   76,700,240   --      76,700,240
Futures Contracts**................ $18,023,161           --   --      18,023,161
                                    ----------- ------------   --    ------------
TOTAL.............................. $18,023,161 $201,419,034   --    $219,442,195
                                    =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                           Shares     Value+    of Net Assets**
                                           ------     ------    ---------------
 COMMON STOCKS -- (95.6%)
 Consumer Discretionary -- (15.1%)
 *   Amazon.com, Inc......................  15,447 $ 10,188,687            1.4%
     Comcast Corp. Class A................ 126,603    7,692,398            1.0%
     Home Depot, Inc. (The)...............  48,803    6,534,234            0.9%
     McDonald's Corp......................  34,541    4,369,091            0.6%
     Starbucks Corp.......................  55,525    3,122,171            0.4%
     Walt Disney Co. (The)................  66,252    6,841,182            0.9%
     Other Securities.....................           79,676,042           10.5%
                                                   ------------          ------
 Total Consumer Discretionary.............          118,423,805           15.7%
                                                   ------------          ------
 Consumer Staples -- (9.0%)
     Altria Group, Inc....................  70,557    4,424,629            0.6%
     Coca-Cola Co. (The).................. 139,102    6,231,770            0.8%
     CVS Health Corp......................  47,810    4,804,905            0.6%
     Mondelez International, Inc. Class A.  66,278    2,847,303            0.4%
     PepsiCo, Inc.........................  49,312    5,077,164            0.7%
     Philip Morris International, Inc.....  45,731    4,487,126            0.6%
     Procter & Gamble Co. (The)...........  82,566    6,615,188            0.9%
     Wal-Mart Stores, Inc.................  82,943    5,546,398            0.7%
     Other Securities.....................           30,908,541            4.1%
                                                   ------------          ------
 Total Consumer Staples...................           70,943,024            9.4%
                                                   ------------          ------
 Energy -- (6.0%)
     Chevron Corp.........................  55,723    5,693,776            0.8%
     Exxon Mobil Corp..................... 155,810   13,773,604            1.8%
     Schlumberger, Ltd....................  51,832    4,164,183            0.6%
     Other Securities.....................           23,547,075            3.0%
                                                   ------------          ------
 Total Energy.............................           47,178,638            6.2%
                                                   ------------          ------
 Financials -- (12.2%)
     American Express Co..................  43,590    2,852,094            0.4%
     Bank of America Corp................. 247,461    3,603,032            0.5%
 *   Berkshire Hathaway, Inc. Class B.....  55,365    8,054,500            1.1%
     Citigroup, Inc.......................  65,833    3,046,751            0.4%
     JPMorgan Chase & Co.................. 123,315    7,793,508            1.0%
     Wells Fargo & Co..................... 180,115    9,002,148            1.2%
     Other Securities.....................           61,804,899            8.1%
                                                   ------------          ------
 Total Financials.........................           96,156,932           12.7%
                                                   ------------          ------
 Health Care -- (12.8%)
     AbbVie, Inc..........................  54,530    3,326,330            0.4%
     Amgen, Inc...........................  26,545    4,202,074            0.6%
     Gilead Sciences, Inc.................  54,053    4,768,015            0.6%
     Johnson & Johnson....................  95,307   10,682,009            1.4%
     Merck & Co., Inc..................... 119,713    6,565,061            0.9%
     Pfizer, Inc.......................... 218,743    7,155,084            1.0%
     UnitedHealth Group, Inc..............  36,225    4,770,108            0.6%
     Other Securities.....................           59,228,026            7.8%
                                                   ------------          ------
 Total Health Care........................          100,696,707           13.3%
                                                   ------------          ------
 Industrials -- (12.3%)
     3M Co................................  22,746    3,807,225            0.5%
     Boeing Co. (The).....................  23,780    3,205,544            0.4%
     General Electric Co.................. 272,616    8,382,942            1.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                           Shares      Value+    of Net Assets**
                                                           ------      ------    ---------------
Industrials -- (Continued)
      Honeywell International, Inc.......................    27,882 $  3,186,076            0.4%
      Union Pacific Corp.................................    36,430    3,177,789            0.4%
      United Parcel Service, Inc. Class B................    26,016    2,733,501            0.4%
      United Technologies Corp...........................    35,870    3,743,752            0.5%
      Other Securities...................................             68,197,008            9.1%
                                                                    ------------          ------
Total Industrials........................................             96,433,837           12.8%
                                                                    ------------          ------
Information Technology -- (18.4%)
*     Alphabet, Inc. Class A.............................     7,958    5,633,309            0.8%
*     Alphabet, Inc. Class C.............................     8,474    5,872,567            0.8%
      Apple, Inc.........................................   268,150   25,136,381            3.3%
      Cisco Systems, Inc.................................   176,939    4,864,053            0.6%
*     Facebook, Inc. Class A.............................    54,857    6,450,086            0.9%
      Intel Corp.........................................   237,043    7,177,662            1.0%
      International Business Machines Corp...............    34,461    5,029,238            0.7%
      MasterCard, Inc. Class A...........................    37,017    3,590,279            0.5%
      Microsoft Corp.....................................   256,995   12,816,341            1.7%
      Oracle Corp........................................   121,109    4,827,405            0.6%
#     Visa, Inc. Class A.................................    54,357    4,198,535            0.6%
      Other Securities...................................             59,170,932            7.7%
                                                                    ------------          ------
Total Information Technology.............................            144,766,788           19.2%
                                                                    ------------          ------
Materials -- (4.0%)
      Other Securities...................................             31,626,818            4.2%
                                                                    ------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                 59,618            0.0%
                                                                    ------------          ------
Telecommunication Services -- (3.1%)
      AT&T, Inc..........................................   277,504   10,772,705            1.4%
      Verizon Communications, Inc........................   198,982   10,136,143            1.3%
      Other Securities...................................              3,818,962            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................             24,727,810            3.3%
                                                                    ------------          ------
Utilities -- (2.7%)
      Other Securities...................................             21,564,607            2.8%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            752,578,584           99.6%
                                                                    ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                  7,330            0.0%
                                                                    ------------          ------
TOTAL INVESTMENT SECURITIES..............................            752,585,914
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves, 0.455%. 4,721,127    4,721,127            0.6%
                                                                    ------------          ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..................... 2,584,529   29,903,001            4.0%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $753,882,803)..................................             $787,210,042          104.2%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                    Level 1      Level 2   Level 3    Total
                                  ------------ ----------- ------- ------------
 Common Stocks
   Consumer Discretionary........ $118,423,805          --   --    $118,423,805
   Consumer Staples..............   70,943,024          --   --      70,943,024
   Energy........................   47,178,638          --   --      47,178,638
   Financials....................   96,156,932          --   --      96,156,932
   Health Care...................  100,696,707          --   --     100,696,707
   Industrials...................   96,433,837          --   --      96,433,837
   Information Technology........  144,766,788          --   --     144,766,788
   Materials.....................   31,626,818          --   --      31,626,818
   Real Estate Investment Trusts.       59,618          --   --          59,618
   Telecommunication Services....   24,727,810          --   --      24,727,810
   Utilities.....................   21,564,607          --   --      21,564,607
 Rights/Warrants.................           -- $     7,330   --           7,330
 Temporary Cash Investments......    4,721,127          --   --       4,721,127
 Securities Lending Collateral...           --  29,903,001   --      29,903,001
                                  ------------ -----------   --    ------------
 TOTAL........................... $757,299,711 $29,910,331   --    $787,210,042
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company..................... $16,424,431,750
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $12,160,340,183)............................ $16,424,431,750
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (87.8%)
Consumer Discretionary -- (11.1%)
#   PulteGroup, Inc........................ 3,243,691 $   59,651,478            0.8%
#*  Toll Brothers, Inc..................... 1,615,831     44,112,186            0.6%
#   Wendy's Co. (The)...................... 2,548,979     27,681,912            0.4%
    Other Securities.......................              834,046,405           10.7%
                                                      --------------          ------
Total Consumer Discretionary...............              965,491,981           12.5%
                                                      --------------          ------
Consumer Staples -- (3.1%)
    Ingredion, Inc.........................   354,037     40,746,118            0.5%
    Pinnacle Foods, Inc....................   721,573     30,731,794            0.4%
#*  Post Holdings, Inc.....................   755,073     54,244,444            0.7%
    Other Securities.......................              143,585,061            1.9%
                                                      --------------          ------
Total Consumer Staples.....................              269,307,417            3.5%
                                                      --------------          ------
Energy -- (7.2%)
#   Helmerich & Payne, Inc.................   885,440     58,545,293            0.8%
*   Newfield Exploration Co................   809,365     29,339,481            0.4%
#   Patterson-UTI Energy, Inc.............. 1,467,463     28,982,394            0.4%
    Other Securities.......................              512,232,589            6.6%
                                                      --------------          ------
Total Energy...............................              629,099,757            8.2%
                                                      --------------          ------
Financials -- (23.1%)
    Allied World Assurance Co. Holdings AG.   787,105     28,005,196            0.4%
    American Financial Group, Inc..........   567,382     39,211,770            0.5%
    Assurant, Inc..........................   715,633     60,521,083            0.8%
    Assured Guaranty, Ltd.................. 1,174,815     30,392,464            0.4%
    Axis Capital Holdings, Ltd.............   720,075     38,358,395            0.5%
    Endurance Specialty Holdings, Ltd......   520,270     33,286,875            0.4%
#   Hanover Insurance Group, Inc. (The)....   293,477     25,168,588            0.3%
    Investors Bancorp, Inc................. 2,927,525     33,812,914            0.4%
    Old Republic International Corp........ 1,795,740     33,203,233            0.4%
#   PacWest Bancorp........................   759,885     30,380,202            0.4%
#   People's United Financial, Inc......... 2,975,454     46,119,537            0.6%
#   Prosperity Bancshares, Inc.............   504,558     26,625,526            0.4%
    Reinsurance Group of America, Inc......   491,494     46,800,059            0.6%
#   RenaissanceRe Holdings, Ltd............   350,778     38,904,788            0.5%
#   Umpqua Holdings Corp................... 1,961,372     31,048,519            0.4%
    Validus Holdings, Ltd..................   638,880     29,445,979            0.4%
#   WR Berkley Corp........................   546,312     30,593,472            0.4%
    Zions Bancorporation................... 1,832,160     50,421,043            0.7%
    Other Securities.......................            1,358,429,741           17.6%
                                                      --------------          ------
Total Financials...........................            2,010,729,384           26.1%
                                                      --------------          ------
Health Care -- (4.6%)
*   LifePoint Health, Inc..................   435,950     29,452,782            0.4%
    Other Securities.......................              371,945,194            4.8%
                                                      --------------          ------
Total Health Care..........................              401,397,976            5.2%
                                                      --------------          ------
Industrials -- (18.3%)
    ADT Corp. (The)........................ 1,312,983     55,119,026            0.7%
#*  AECOM.................................. 1,409,709     45,801,445            0.6%
#   AGCO Corp..............................   856,026     45,771,710            0.6%
    AMERCO.................................    78,430     27,607,360            0.4%
    Chicago Bridge & Iron Co. NV...........   654,400     26,339,600            0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
  Industrials -- (Continued)
  *    Jacobs Engineering Group, Inc.. 1,268,043 $   56,529,357            0.7%
  #*   Kirby Corp.....................   434,489     27,729,088            0.4%
       Owens Corning..................   744,538     34,300,866            0.4%
  #*   Quanta Services, Inc........... 1,241,879     29,457,370            0.4%
       Ryder System, Inc..............   400,103     27,575,099            0.4%
  #    Trinity Industries, Inc........ 1,554,911     30,336,314            0.4%
  #    Waste Connections, Inc.........   640,339     43,082,008            0.6%
       Other Securities...............            1,142,585,091           14.7%
                                                 --------------           -----
  Total Industrials...................            1,592,234,334           20.6%
                                                 --------------           -----
  Information Technology -- (11.8%)
  *    Arrow Electronics, Inc.........   803,639     49,905,982            0.7%
       Avnet, Inc..................... 1,231,625     50,644,420            0.7%
  *    First Solar, Inc...............   695,904     38,859,279            0.5%
       Ingram Micro, Inc. Class A..... 1,355,507     47,374,970            0.6%
       Other Securities...............              841,201,924           10.8%
                                                 --------------           -----
  Total Information Technology........            1,027,986,575           13.3%
                                                 --------------           -----
  Materials -- (6.4%)
       Airgas, Inc....................   324,745     46,256,678            0.6%
  #    Albemarle Corp.................   453,652     30,013,616            0.4%
       Reliance Steel & Aluminum Co...   690,878     51,104,246            0.7%
       Steel Dynamics, Inc............ 1,843,712     46,479,980            0.6%
       Other Securities...............              381,817,233            4.9%
                                                 --------------           -----
  Total Materials.....................              555,671,753            7.2%
                                                 --------------           -----
  Other -- (0.0%)
       Other Securities...............                       --            0.0%
                                                 --------------           -----
  Telecommunication Services -- (1.3%)
  #    Frontier Communications Corp... 9,001,366     50,047,595            0.7%
       Other Securities...............               67,191,335            0.8%
                                                 --------------           -----
  Total Telecommunication Services....              117,238,930            1.5%
                                                 --------------           -----
  Utilities -- (0.9%)
  #    UGI Corp.......................   668,383     26,895,732            0.4%
       Other Securities...............               47,284,546            0.6%
                                                 --------------           -----
  Total Utilities.....................               74,180,278            1.0%
                                                 --------------           -----
  TOTAL COMMON STOCKS.................            7,643,338,385           99.1%
                                                 --------------           -----

  RIGHTS/WARRANTS -- (0.0%)
       Other Securities...............                      927            0.0%
                                                 --------------           -----

                                         Face
                                        Amount
                                        ------         -               -
                                        (000)

  BONDS -- (0.0%)
  Health Care -- (0.0%)
       Other Securities...............                   34,382            0.0%
                                                 --------------           -----
  TOTAL INVESTMENT SECURITIES.........            7,643,373,694
                                                 --------------


U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 90,311,754 $   90,311,754            1.2%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund..................... 84,218,990    974,413,712           12.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,924,272,349)...................................            $8,708,099,160          112.9%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  965,491,981           --   --    $  965,491,981
  Consumer Staples............    269,307,417           --   --       269,307,417
  Energy......................    629,099,757           --   --       629,099,757
  Financials..................  2,010,729,384           --   --     2,010,729,384
  Health Care.................    401,397,976           --   --       401,397,976
  Industrials.................  1,592,234,334           --   --     1,592,234,334
  Information Technology......  1,027,986,575           --   --     1,027,986,575
  Materials...................    555,671,753           --   --       555,671,753
  Other.......................             --           --   --                --
  Telecommunication Services..    117,238,930           --   --       117,238,930
  Utilities...................     74,180,278           --   --        74,180,278
Rights/Warrants...............             -- $        927   --               927
Bonds
  Health Care.................             --       34,382   --            34,382
Temporary Cash Investments....     90,311,754           --   --        90,311,754
Securities Lending Collateral.             --  974,413,712   --       974,413,712
Futures Contracts**...........      2,420,645           --   --         2,420,645
                               -------------- ------------   --    --------------
TOTAL......................... $7,736,070,784 $974,449,021   --    $8,710,519,805
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                        Percentage
                                              Shares       Value+     of Net Assets**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.9%)
Consumer Discretionary -- (12.6%)
#   Aaron's, Inc............................ 1,997,415 $   52,352,247            0.4%
#   Group 1 Automotive, Inc.................   849,486     55,930,158            0.5%
#*  Helen of Troy, Ltd......................   725,897     72,248,528            0.6%
#   Wendy's Co. (The)....................... 5,573,089     60,523,746            0.5%
    Other Securities........................            1,552,932,296           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,793,986,975           14.4%
                                                       --------------          ------
Consumer Staples -- (3.5%)
#*  Darling Ingredients, Inc................ 3,696,918     53,568,342            0.4%
#   Fresh Del Monte Produce, Inc............ 1,819,097     78,694,136            0.6%
#*  Post Holdings, Inc...................... 1,084,458     77,907,463            0.6%
#*  Seaboard Corp...........................    18,550     55,705,650            0.5%
    Other Securities........................              232,929,424            1.9%
                                                       --------------          ------
Total Consumer Staples......................              498,805,015            4.0%
                                                       --------------          ------
Energy -- (8.8%)
#   Patterson-UTI Energy, Inc............... 5,206,407    102,826,538            0.8%
#   PBF Energy, Inc. Class A................ 1,699,824     54,700,336            0.4%
#*  PDC Energy, Inc......................... 1,594,850    100,140,631            0.8%
#   Rowan Cos. P.L.C. Class A............... 4,871,649     91,635,718            0.7%
#*  RSP Permian, Inc........................ 2,076,424     63,559,339            0.5%
    Other Securities........................              840,691,673            6.9%
                                                       --------------          ------
Total Energy................................            1,253,554,235           10.1%
                                                       --------------          ------
Financials -- (21.9%)
    Argo Group International Holdings, Ltd.. 1,097,999     60,357,005            0.5%
    Aspen Insurance Holdings, Ltd........... 2,052,573     95,136,759            0.8%
#   Associated Banc-Corp.................... 4,118,530     75,121,987            0.6%
#   CNO Financial Group, Inc................ 5,989,232    110,022,192            0.9%
    Endurance Specialty Holdings, Ltd....... 1,966,733    125,831,577            1.0%
#   First American Financial Corp........... 1,864,289     67,151,690            0.6%
#   Fulton Financial Corp................... 5,128,492     71,747,603            0.6%
#   Hanover Insurance Group, Inc. (The)..... 1,233,815    105,811,974            0.9%
#   Iberiabank Corp.........................   877,982     51,792,158            0.4%
#   Kemper Corp............................. 1,728,535     53,515,444            0.4%
#   MB Financial, Inc....................... 1,956,826     68,019,272            0.6%
#   Selective Insurance Group, Inc.......... 1,864,419     64,713,983            0.5%
#   Washington Federal, Inc................. 3,026,177     73,505,839            0.6%
#   Webster Financial Corp.................. 2,464,150     90,286,456            0.7%
#   Wintrust Financial Corp................. 1,612,369     83,875,435            0.7%
    Other Securities........................            1,929,627,233           15.3%
                                                       --------------          ------
Total Financials............................            3,126,516,607           25.1%
                                                       --------------          ------
Health Care -- (4.7%)
#*  Amsurg Corp.............................   844,604     68,396,032            0.5%
#*  LifePoint Health, Inc................... 1,329,027     89,789,064            0.7%
#*  Magellan Health, Inc....................   842,493     59,362,057            0.5%
#*  Prestige Brands Holdings, Inc........... 1,178,287     66,903,136            0.5%
    Other Securities........................              381,413,827            3.1%
                                                       --------------          ------
Total Health Care...........................              665,864,116            5.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (16.2%)
      AMERCO.............................................     324,342 $   114,168,384            0.9%
#     Covanta Holding Corp...............................   3,314,703      53,897,071            0.4%
#*    Esterline Technologies Corp........................   1,098,116      75,396,645            0.6%
#*    FTI Consulting, Inc................................   1,290,918      52,023,995            0.4%
#     GATX Corp..........................................   1,696,443      77,934,591            0.6%
#     Terex Corp.........................................   2,193,999      52,414,636            0.4%
      Other Securities...................................               1,879,731,201           15.2%
                                                                      ---------------          ------
Total Industrials........................................               2,305,566,523           18.5%
                                                                      ---------------          ------
Information Technology -- (12.1%)
#*    CACI International, Inc. Class A...................     858,360      82,531,314            0.7%
#     Convergys Corp.....................................   3,834,500     101,614,250            0.8%
*     Fairchild Semiconductor International, Inc.........   4,389,401      87,788,020            0.7%
#     MKS Instruments, Inc...............................   1,722,360      61,763,830            0.5%
*     Sanmina Corp.......................................   2,983,940      70,570,181            0.6%
#     SYNNEX Corp........................................   1,223,979     101,063,946            0.8%
#*    Tech Data Corp.....................................   1,052,415      72,290,386            0.6%
#     Vishay Intertechnology, Inc........................   5,014,564      60,977,098            0.5%
      Other Securities...................................               1,081,985,521            8.6%
                                                                      ---------------          ------
Total Information Technology.............................               1,720,584,546           13.8%
                                                                      ---------------          ------
Materials -- (5.3%)
#     Commercial Metals Co...............................   4,284,225      76,773,312            0.6%
      Domtar Corp........................................   1,761,459      68,062,776            0.6%
#*    Louisiana-Pacific Corp.............................   3,104,436      52,775,412            0.4%
#     Olin Corp..........................................   2,483,191      54,108,732            0.4%
      Other Securities...................................                 499,141,593            4.0%
                                                                      ---------------          ------
Total Materials..........................................                 750,861,825            6.0%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities...................................                 104,667,330            0.8%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                  23,234,419            0.2%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              12,243,641,591           98.2%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                         468            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              12,243,642,059
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
      State Street Institutional Liquid Reserves, 0.455%. 232,692,172     232,692,172            1.9%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund..................... 153,989,923   1,781,663,404           14.3%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,211,751,656)...............................               $14,257,997,635          114.4%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                   Level 1        Level 2     Level 3      Total
                               --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,793,986,975             --   --    $ 1,793,986,975
  Consumer Staples............     498,805,015             --   --        498,805,015
  Energy......................   1,253,554,235             --   --      1,253,554,235
  Financials..................   3,126,516,607             --   --      3,126,516,607
  Health Care.................     665,864,116             --   --        665,864,116
  Industrials.................   2,305,566,523             --   --      2,305,566,523
  Information Technology......   1,720,584,546             --   --      1,720,584,546
  Materials...................     750,861,825             --   --        750,861,825
  Other.......................              --             --   --                 --
  Telecommunication Services..     104,667,330             --   --        104,667,330
  Utilities...................      23,234,419             --   --         23,234,419
Preferred Stocks
  Other.......................              --             --   --                 --
Rights/Warrants...............              -- $          468   --                468
Temporary Cash Investments....     232,692,172             --   --        232,692,172
Securities Lending Collateral.              --  1,781,663,404   --      1,781,663,404
Futures Contracts**...........       7,853,405             --   --          7,853,405
                               --------------- --------------   --    ---------------
TOTAL......................... $12,484,187,168 $1,781,663,872   --    $14,265,851,040
                               =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                        Shares       Value+     of Net Assets**
                                        ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (14.7%)
*   Amazon.com, Inc...................   240,307 $  158,504,094            1.2%
    Comcast Corp. Class A............. 1,773,630    107,765,759            0.8%
    Home Depot, Inc. (The)............   756,178    101,244,672            0.7%
    Lowe's Cos., Inc..................   538,551     40,940,647            0.3%
    McDonald's Corp...................   530,776     67,137,856            0.5%
    Starbucks Corp....................   870,072     48,924,149            0.4%
    Walt Disney Co. (The).............   795,874     82,181,949            0.6%
    Other Securities..................            1,629,789,080           11.6%
                                                 --------------          ------
Total Consumer Discretionary..........            2,236,488,206           16.1%
                                                 --------------          ------
Consumer Staples -- (7.8%)
    Altria Group, Inc................. 1,091,456     68,445,206            0.5%
    Coca-Cola Co. (The)............... 2,038,454     91,322,739            0.7%
    CVS Health Corp...................   645,326     64,855,263            0.5%
    PepsiCo, Inc......................   803,748     82,753,894            0.6%
    Philip Morris International, Inc..   646,971     63,480,794            0.5%
    Procter & Gamble Co. (The)........ 1,072,417     85,922,050            0.6%
    Wal-Mart Stores, Inc.............. 1,111,725     74,341,051            0.5%
    Other Securities..................              653,778,733            4.6%
                                                 --------------          ------
Total Consumer Staples................            1,184,899,730            8.5%
                                                 --------------          ------
Energy -- (6.0%)
    Chevron Corp......................   901,839     92,149,909            0.7%
    Exxon Mobil Corp.................. 2,361,075    208,719,030            1.5%
    Schlumberger, Ltd.................   780,118     62,674,680            0.5%
    Other Securities..................              549,563,143            3.9%
                                                 --------------          ------
Total Energy..........................              913,106,762            6.6%
                                                 --------------          ------
Financials -- (13.1%)
    Bank of America Corp.............. 4,894,970     71,270,763            0.5%
*   Berkshire Hathaway, Inc. Class B..   771,527    112,241,748            0.8%
    Citigroup, Inc.................... 1,387,489     64,212,991            0.5%
    JPMorgan Chase & Co............... 1,895,254    119,780,053            0.9%
    Wells Fargo & Co.................. 2,490,425    124,471,441            0.9%
    Other Securities..................            1,512,248,536           10.8%
                                                 --------------          ------
Total Financials......................            2,004,225,532           14.4%
                                                 --------------          ------
Health Care -- (10.6%)
    AbbVie, Inc.......................   914,606     55,790,966            0.4%
    Amgen, Inc........................   294,780     46,663,674            0.3%
    Gilead Sciences, Inc..............   809,650     71,419,226            0.5%
    Johnson & Johnson................. 1,140,308    127,805,721            0.9%
    Merck & Co., Inc.................. 1,168,919     64,103,518            0.5%
    Pfizer, Inc....................... 2,719,755     88,963,186            0.7%
    UnitedHealth Group, Inc...........   463,186     60,992,332            0.5%
    Other Securities..................            1,099,732,934            7.8%
                                                 --------------          ------
Total Health Care.....................            1,615,471,557           11.6%
                                                 --------------          ------
Industrials -- (12.2%)
    3M Co.............................   353,746     59,210,005            0.4%
#   Boeing Co. (The)..................   368,258     49,641,178            0.4%
    General Electric Co............... 2,398,826     73,763,899            0.5%
    Honeywell International, Inc......   364,099     41,605,593            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                       Percentage
                                            Shares       Value+      of Net Assets**
                                            ------       ------      ---------------
Industrials -- (Continued)
    Union Pacific Corp....................   487,836 $    42,553,934            0.3%
    United Parcel Service, Inc. Class B...   403,892      42,436,932            0.3%
    United Technologies Corp..............   474,079      49,479,625            0.4%
    Other Securities......................             1,511,160,426           10.9%
                                                     ---------------          ------
Total Industrials.........................             1,869,851,592           13.5%
                                                     ---------------          ------
Information Technology -- (16.2%)
    Accenture P.L.C. Class A..............   360,274      40,682,140            0.3%
*   Alphabet, Inc. Class A................    89,302      63,215,100            0.5%
*   Alphabet, Inc. Class C................    94,832      65,719,524            0.5%
    Apple, Inc............................ 3,423,733     320,940,731            2.3%
    Cisco Systems, Inc.................... 2,715,644      74,653,054            0.5%
*   Facebook, Inc. Class A................   668,990      78,659,844            0.6%
    Intel Corp............................ 3,474,801     105,216,974            0.8%
    International Business Machines Corp..   533,338      77,835,348            0.6%
    MasterCard, Inc. Class A..............   568,036      55,093,812            0.4%
    Microsoft Corp........................ 3,823,147     190,660,341            1.4%
    Oracle Corp........................... 1,433,762      57,149,753            0.4%
#   Visa, Inc. Class A....................   737,983      57,001,807            0.4%
    Other Securities......................             1,287,040,287            9.1%
                                                     ---------------          ------
Total Information Technology..............             2,473,868,715           17.8%
                                                     ---------------          ------
Materials -- (4.1%)
    Other Securities......................               630,003,819            4.5%
                                                     ---------------          ------
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------
Real Estate Investment Trusts -- (0.0%)
    Other Securities......................                 2,988,544            0.0%
                                                     ---------------          ------
Telecommunication Services -- (2.3%)
    AT&T, Inc............................. 3,704,290     143,800,538            1.0%
    Verizon Communications, Inc........... 2,493,148     127,000,959            0.9%
    Other Securities......................                82,117,892            0.6%
                                                     ---------------          ------
Total Telecommunication Services..........               352,919,389            2.5%
                                                     ---------------          ------
Utilities -- (3.1%)
    Other Securities......................               466,051,539            3.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS.......................            13,749,875,385           98.9%
                                                     ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities......................                        --            0.0%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................                   288,597            0.0%
                                                     ---------------          ------

                                             Face
                                            Amount
                                            ------         -                -
                                            (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities......................                       468            0.0%
                                                     ---------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $         1,684            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                       2,152            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              13,750,166,134
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 145,442,452     145,442,452            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund..................... 117,912,148   1,364,243,558            9.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,152,312,348)..................................             $15,259,852,144          109.8%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,236,434,663 $       53,543   --    $ 2,236,488,206
  Consumer Staples..............   1,184,899,730             --   --      1,184,899,730
  Energy........................     913,106,762             --   --        913,106,762
  Financials....................   2,004,225,532             --   --      2,004,225,532
  Health Care...................   1,615,471,557             --   --      1,615,471,557
  Industrials...................   1,869,851,592             --   --      1,869,851,592
  Information Technology........   2,473,868,715             --   --      2,473,868,715
  Materials.....................     630,003,819             --   --        630,003,819
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,988,544             --   --          2,988,544
  Telecommunication Services....     352,919,389             --   --        352,919,389
  Utilities.....................     466,051,539             --   --        466,051,539
Preferred Stocks
  Other.........................              --             --   --                 --
  Rights/Warrants...............              --        288,597   --            288,597
Bonds
  Financials....................              --            468   --                468
  Health Care...................              --          1,684   --              1,684
Temporary Cash Investments......     145,442,452             --   --        145,442,452
Securities Lending Collateral...              --  1,364,243,558   --      1,364,243,558
Futures Contracts**.............       3,531,760             --   --          3,531,760
                                 --------------- --------------   --    ---------------
TOTAL........................... $13,898,796,054 $1,364,587,850   --    $15,263,383,904
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
COMMON STOCKS -- (89.4%)
Consumer Discretionary -- (13.4%)
*   Amazon.com, Inc......................    79,998 $   52,765,881            0.3%
    Comcast Corp. Class A................ 2,576,504    156,548,383            1.0%
    Ford Motor Co........................ 3,747,421     50,815,029            0.3%
    Time Warner Cable, Inc...............   205,377     43,562,515            0.3%
    Time Warner, Inc.....................   819,384     61,568,514            0.4%
    Walt Disney Co. (The)................   788,924     81,464,292            0.5%
    Other Securities.....................            1,898,115,394           12.1%
                                                    --------------          ------
Total Consumer Discretionary.............            2,344,840,008           14.9%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).................. 1,076,563     48,230,022            0.3%
    CVS Health Corp......................   926,557     93,118,979            0.6%
    Mondelez International, Inc. Class A. 1,251,565     53,767,232            0.3%
    PepsiCo, Inc.........................   441,915     45,499,568            0.3%
    Procter & Gamble Co. (The)........... 1,622,423    129,988,531            0.8%
    Wal-Mart Stores, Inc................. 1,521,016    101,710,340            0.7%
    Walgreens Boots Alliance, Inc........   544,530     43,170,338            0.3%
    Other Securities.....................              654,880,650            4.1%
                                                    --------------          ------
Total Consumer Staples...................            1,170,365,660            7.4%
                                                    --------------          ------
Energy -- (7.3%)
    Chevron Corp.........................   886,815     90,614,757            0.6%
    EOG Resources, Inc...................   483,369     39,935,947            0.3%
    Exxon Mobil Corp..................... 3,452,202    305,174,657            1.9%
    Schlumberger, Ltd.................... 1,176,167     94,493,257            0.6%
    Other Securities.....................              734,809,245            4.6%
                                                    --------------          ------
Total Energy.............................            1,265,027,863            8.0%
                                                    --------------          ------
Financials -- (14.9%)
    American Express Co..................   820,191     53,665,097            0.3%
    Bank of America Corp................. 4,318,089     62,871,376            0.4%
*   Berkshire Hathaway, Inc. Class B.....   385,401     56,068,137            0.4%
    Citigroup, Inc....................... 1,299,154     60,124,847            0.4%
    JPMorgan Chase & Co.................. 2,517,017    159,075,474            1.0%
*   Synchrony Financial.................. 1,327,569     40,583,784            0.3%
    U.S. Bancorp......................... 1,047,909     44,735,235            0.3%
    Wells Fargo & Co..................... 3,311,925    165,530,011            1.1%
    Other Securities.....................            1,960,949,825           12.3%
                                                    --------------          ------
Total Financials.........................            2,603,603,786           16.5%
                                                    --------------          ------
Health Care -- (9.9%)
*   Allergan P.L.C.......................   178,521     38,660,508            0.3%
    Amgen, Inc...........................   270,507     42,821,258            0.3%
*   Express Scripts Holding Co...........   551,540     40,665,044            0.3%
    Johnson & Johnson.................... 1,171,060    131,252,405            0.8%
    Medtronic P.L.C......................   592,143     46,868,118            0.3%
    Merck & Co., Inc..................... 1,166,009     63,943,934            0.4%
    Pfizer, Inc.......................... 3,930,794    128,576,272            0.8%
    UnitedHealth Group, Inc..............   576,403     75,900,747            0.5%
    Other Securities.....................            1,159,090,619            7.2%
                                                    --------------          ------
Total Health Care........................            1,727,778,905           10.9%
                                                    --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                Percentage
                                     Shares       Value+      of Net Assets**
                                     ------       ------      ---------------
  Industrials -- (13.0%)
  #   Caterpillar, Inc.............   543,284 $    42,224,032            0.3%
      FedEx Corp...................   251,048      41,450,535            0.3%
      General Electric Co.......... 3,748,360     115,262,070            0.7%
      Union Pacific Corp...........   692,103      60,372,145            0.4%
      United Technologies Corp.....   628,226      65,567,948            0.4%
      Other Securities.............             1,946,051,448           12.3%
                                              ---------------          ------
  Total Industrials................             2,270,928,178           14.4%
                                              ---------------          ------
  Information Technology -- (15.1%)
  *   Alphabet, Inc. Class A.......    81,193      57,474,901            0.4%
  *   Alphabet, Inc. Class C.......    86,171      59,717,365            0.4%
      Apple, Inc................... 3,294,240     308,802,058            2.0%
      Cisco Systems, Inc........... 3,743,259     102,902,190            0.7%
      Intel Corp................... 5,001,878     151,456,866            1.0%
      Microsoft Corp............... 3,539,615     176,520,600            1.1%
      Oracle Corp.................. 1,315,382      52,431,127            0.3%
      QUALCOMM, Inc................   929,225      46,944,447            0.3%
  #   Visa, Inc. Class A...........   547,188      42,264,801            0.3%
      Other Securities.............             1,638,714,164           10.2%
                                              ---------------          ------
  Total Information Technology.....             2,637,228,519           16.7%
                                              ---------------          ------
  Materials -- (4.4%)
      Dow Chemical Co. (The).......   878,752      46,231,143            0.3%
      Other Securities.............               715,783,970            4.5%
                                              ---------------          ------
  Total Materials..................               762,015,113            4.8%
                                              ---------------          ------
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities.............                 4,018,165            0.0%
                                              ---------------          ------
  Telecommunication Services -- (2.6%)
      AT&T, Inc.................... 5,603,692     217,535,323            1.4%
      Verizon Communications, Inc.. 2,410,985     122,815,576            0.8%
      Other Securities.............               113,512,339            0.7%
                                              ---------------          ------
  Total Telecommunication Services.               453,863,238            2.9%
                                              ---------------          ------
  Utilities -- (2.1%)
      Other Securities.............               373,926,450            2.4%
                                              ---------------          ------
  TOTAL COMMON STOCKS..............            15,613,595,885           98.9%
                                              ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
      Other Securities.............                        --            0.0%
                                              ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............                   316,396            0.0%
                                              ---------------          ------

                                      Face
                                     Amount
                                     ------         -                -
                                     (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities.............                     1,092            0.0%
                                              ---------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             Face                       Percentage
                                                            Amount        Value+      of Net Assets**
                                                            ------        ------      ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................             $        15,560            0.0%
                                                                      ---------------          ------
TOTAL BONDS..............................................                      16,652            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              15,613,928,933
                                                                      ---------------

                                                            Shares
                                                            ------          -                -
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 176,554,693     176,554,693            1.1%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 144,426,688   1,671,016,782           10.6%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,620,512,518)...............................               $17,461,500,408          110.6%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $ 2,344,722,913 $      117,095   --    $ 2,344,840,008
  Consumer Staples..............   1,170,365,660             --   --      1,170,365,660
  Energy........................   1,265,027,863             --   --      1,265,027,863
  Financials....................   2,603,603,786             --   --      2,603,603,786
  Health Care...................   1,727,778,905             --   --      1,727,778,905
  Industrials...................   2,270,928,178             --   --      2,270,928,178
  Information Technology........   2,637,228,519             --   --      2,637,228,519
  Materials.....................     762,015,113             --   --        762,015,113
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       4,018,165             --   --          4,018,165
  Telecommunication Services....     453,863,238             --   --        453,863,238
  Utilities.....................     373,926,450             --   --        373,926,450
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --        316,396   --            316,396
Bonds
  Financials....................              --          1,092   --              1,092
  Health Care...................              --         15,560   --             15,560
Temporary Cash Investments......     176,554,693             --   --        176,554,693
Securities Lending Collateral...              --  1,671,016,782   --      1,671,016,782
Futures Contracts**.............       3,968,270             --   --          3,968,270
                                 --------------- --------------   --    ---------------
TOTAL........................... $15,794,001,753 $1,671,466,925   --    $17,465,468,678
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares      Value+    of Net Assets**
                                          ------      ------    ---------------
 COMMON STOCKS -- (88.1%)
 Consumer Discretionary -- (12.8%)
     Comcast Corp. Class A..............   492,620 $ 29,931,591            0.8%
     General Motors Co..................   301,169    9,577,174            0.3%
     Kohl's Corp........................   151,862    6,727,487            0.2%
     Time Warner, Inc...................    94,912    7,131,688            0.2%
     Walt Disney Co. (The)..............   118,253   12,210,805            0.3%
     Other Securities...................            465,089,879           12.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            530,668,624           14.4%
                                                   ------------          ------
 Consumer Staples -- (4.4%)
     CVS Health Corp....................   102,304   10,281,552            0.3%
     JM Smucker Co. (The)...............    60,483    7,680,131            0.2%
     Procter & Gamble Co. (The).........   117,650    9,426,118            0.3%
     Tyson Foods, Inc. Class A..........   134,859    8,876,419            0.3%
     Wal-Mart Stores, Inc...............   157,202   10,512,098            0.3%
     Other Securities...................            135,316,627            3.5%
                                                   ------------          ------
 Total Consumer Staples.................            182,092,945            4.9%
                                                   ------------          ------
 Energy -- (7.6%)
     Chevron Corp.......................   234,198   23,930,352            0.7%
     ConocoPhillips.....................   160,246    7,658,156            0.2%
     Exxon Mobil Corp...................   602,772   53,285,045            1.5%
     Phillips 66........................    85,158    6,992,323            0.2%
     Schlumberger, Ltd..................   118,930    9,554,836            0.3%
     Tesoro Corp........................   117,828    9,389,713            0.3%
     Valero Energy Corp.................   125,201    7,370,583            0.2%
     Other Securities...................            196,919,494            5.1%
                                                   ------------          ------
 Total Energy...........................            315,100,502            8.5%
                                                   ------------          ------
 Financials -- (21.1%)
     American International Group, Inc..   128,798    7,189,504            0.2%
     Bank of America Corp............... 1,204,998   17,544,771            0.5%
     Chubb, Ltd.........................    58,676    6,915,553            0.2%
     Citigroup, Inc.....................   374,753   17,343,569            0.5%
     Fifth Third Bancorp................   403,189    7,382,391            0.2%
     Goldman Sachs Group, Inc. (The)....    49,450    8,115,239            0.2%
     JPMorgan Chase & Co................   536,613   33,913,942            0.9%
     Travelers Cos., Inc. (The).........    66,684    7,328,572            0.2%
     Wells Fargo & Co...................   700,957   35,033,831            1.0%
     Other Securities...................            738,232,916           19.9%
                                                   ------------          ------
 Total Financials.......................            879,000,288           23.8%
                                                   ------------          ------
 Health Care -- (7.1%)
 *   Allergan P.L.C.....................    38,459    8,328,681            0.2%
     Anthem, Inc........................    51,610    7,265,140            0.2%
     Johnson & Johnson..................    96,154   10,776,940            0.3%
     Merck & Co., Inc...................   149,737    8,211,577            0.2%
     Pfizer, Inc........................   459,005   15,014,054            0.4%
     UnitedHealth Group, Inc............    73,435    9,669,921            0.3%
     Other Securities...................            237,035,013            6.4%
                                                   ------------          ------
 Total Health Care......................            296,301,326            8.0%
                                                   ------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                Percentage
                                      Shares       Value+     of Net Assets**
                                      ------       ------     ---------------
  Industrials -- (14.2%)
      ADT Corp. (The)...............   242,523 $   10,181,116            0.3%
      General Electric Co...........   493,793     15,184,135            0.4%
      Union Pacific Corp............    83,333      7,269,138            0.2%
  *   United Rentals, Inc...........   128,450      8,597,158            0.2%
      United Technologies Corp......    68,756      7,176,064            0.2%
      Other Securities..............              540,244,050           14.6%
                                               --------------          ------
  Total Industrials.................              588,651,661           15.9%
                                               --------------          ------
  Information Technology -- (12.2%)
      Apple, Inc....................   324,073     30,378,603            0.8%
      Cisco Systems, Inc............   438,509     12,054,612            0.3%
      Intel Corp....................   578,019     17,502,415            0.5%
      Microsoft Corp................   278,222     13,874,931            0.4%
  #   Visa, Inc. Class A............   116,012      8,960,767            0.3%
      Other Securities..............              425,310,985           11.5%
                                               --------------          ------
  Total Information Technology......              508,082,313           13.8%
                                               --------------          ------
  Materials -- (5.0%)
  #   Alcoa, Inc....................   604,988      6,757,716            0.2%
      Newmont Mining Corp...........   252,066      8,814,748            0.2%
      Nucor Corp....................   158,273      7,878,830            0.2%
      Reliance Steel & Aluminum Co..    95,563      7,068,795            0.2%
      Other Securities..............              177,487,180            4.8%
                                               --------------          ------
  Total Materials...................              208,007,269            5.6%
                                               --------------          ------
  Other -- (0.0%)
      Other Securities..............                       --            0.0%
                                               --------------          ------
  Real Estate Investment Trusts -- (0.0%)
      Other Securities..............                  885,642            0.0%
                                               --------------          ------
  Telecommunication Services -- (2.4%)
      AT&T, Inc..................... 1,197,322     46,480,040            1.3%
      CenturyLink, Inc..............   378,513     11,714,977            0.3%
      Verizon Communications, Inc...   259,639     13,226,011            0.4%
      Other Securities..............               29,480,899            0.8%
                                               --------------          ------
  Total Telecommunication Services..              100,901,927            2.8%
                                               --------------          ------
  Utilities -- (1.3%)
      UGI Corp......................   221,969      8,932,033            0.3%
      Other Securities..............               43,876,721            1.1%
                                               --------------          ------
  Total Utilities...................               52,808,754            1.4%
                                               --------------          ------
  TOTAL COMMON STOCKS...............            3,662,501,251           99.1%
                                               --------------          ------

  RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............                   61,999            0.0%
                                               --------------          ------

                                       Face
                                      Amount
                                      ------         -               -
                                      (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
      Other Securities..............                      240            0.0%
                                               --------------          ------

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       22,832            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    23,072            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,662,586,322
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 38,305,931     38,305,931            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@  DFA Short Term Investment Fund..................... 39,313,122    454,852,818           12.3%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $3,314,303,726)..............................            $4,155,745,071          112.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  530,648,307 $     20,317   --    $  530,668,624
  Consumer Staples..............    182,092,945           --   --       182,092,945
  Energy........................    315,100,502           --   --       315,100,502
  Financials....................    879,000,288           --   --       879,000,288
  Health Care...................    296,301,326           --   --       296,301,326
  Industrials...................    588,651,661           --   --       588,651,661
  Information Technology........    508,082,313           --   --       508,082,313
  Materials.....................    208,007,269           --   --       208,007,269
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.        885,642           --   --           885,642
  Telecommunication Services....    100,901,927           --   --       100,901,927
  Utilities.....................     52,808,754           --   --        52,808,754
Rights/Warrants.................             --       61,999   --            61,999
Bonds
  Financials....................             --          240   --               240
  Health Care...................             --       22,832   --            22,832
Temporary Cash Investments......     38,305,931           --   --        38,305,931
Securities Lending Collateral...             --  454,852,818   --       454,852,818
Futures Contracts**.............        912,702           --   --           912,702
                                 -------------- ------------   --    --------------
TOTAL........................... $3,701,699,567 $454,958,206   --    $4,156,657,773
                                 ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                               Percentage
                                                     Shares       Value+     of Net Assets**
                                                     ------       ------     ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (14.7%)
#   Cracker Barrel Old Country Store, Inc..........   208,527 $   30,530,438            0.3%
#   CST Brands, Inc................................   734,964     27,759,590            0.2%
#*  Helen of Troy, Ltd.............................   283,241     28,190,977            0.2%
#   Pool Corp......................................   361,310     31,582,107            0.3%
#*  Tenneco, Inc...................................   514,186     27,406,114            0.2%
#   Texas Roadhouse, Inc...........................   670,715     27,311,515            0.2%
#   Thor Industries, Inc...........................   471,347     30,175,635            0.3%
#   Tupperware Brands Corp.........................   479,155     27,824,531            0.2%
#   Vail Resorts, Inc..............................   229,928     29,807,866            0.3%
#   Wendy's Co. (The).............................. 2,658,346     28,869,638            0.3%
    Other Securities...............................            1,789,137,516           15.0%
                                                              --------------          ------
Total Consumer Discretionary.......................            2,078,595,927           17.5%
                                                              --------------          ------
Consumer Staples -- (3.5%)
#   Lancaster Colony Corp..........................   253,716     29,557,914            0.3%
#*  Post Holdings, Inc.............................   381,461     27,404,158            0.2%
    Other Securities...............................              443,204,667            3.7%
                                                              --------------          ------
Total Consumer Staples.............................              500,166,739            4.2%
                                                              --------------          ------
Energy -- (3.2%)
#   Patterson-UTI Energy, Inc...................... 1,368,035     27,018,691            0.2%
    Other Securities...............................              427,579,110            3.6%
                                                              --------------          ------
Total Energy.......................................              454,597,801            3.8%
                                                              --------------          ------
Financials -- (16.2%)
#   Bank of Hawaii Corp............................   414,146     28,331,728            0.2%
#   First Horizon National Corp.................... 1,943,918     27,370,365            0.2%
    FNB Corp....................................... 2,065,648     27,307,867            0.2%
    Hanover Insurance Group, Inc. (The)............   334,899     28,720,938            0.3%
#   Home BancShares, Inc...........................   671,250     28,857,037            0.3%
#   MarketAxess Holdings, Inc......................   284,264     34,896,249            0.3%
#   PrivateBancorp, Inc............................   716,638     29,819,307            0.3%
#   RLI Corp.......................................   430,322     26,757,422            0.2%
#   UMB Financial Corp.............................   476,901     26,587,231            0.2%
*   Western Alliance Bancorp.......................   785,132     28,720,129            0.3%
    Other Securities...............................            1,997,657,057           16.8%
                                                              --------------          ------
Total Financials...................................            2,285,025,330           19.3%
                                                              --------------          ------
Health Care -- (7.5%)
#   Cantel Medical Corp............................   397,773     26,646,813            0.2%
*   Charles River Laboratories International, Inc..   351,864     27,892,259            0.2%
*   LifePoint Health, Inc..........................   404,620     27,336,127            0.2%
#*  Prestige Brands Holdings, Inc..................   528,257     29,994,432            0.3%
    Other Securities...............................              946,889,051            8.0%
                                                              --------------          ------
Total Health Care..................................            1,058,758,682            8.9%
                                                              --------------          ------
Industrials -- (14.9%)
#   CLARCOR, Inc...................................   466,037     27,388,994            0.2%
#   Deluxe Corp....................................   463,334     29,088,109            0.3%
    EMCOR Group, Inc...............................   588,832     28,546,575            0.2%
#   Valmont Industries, Inc........................   222,670     31,258,415            0.3%
    Other Securities...............................            1,994,524,597           16.8%
                                                              --------------          ------
Total Industrials..................................            2,110,806,690           17.8%
                                                              --------------          ------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value+      of Net Assets**
                                          ------      ------      ---------------
  Information Technology -- (14.2%)
  #     Blackbaud, Inc................... 454,126 $    28,051,363            0.2%
  #*    Cimpress NV...................... 308,264      27,087,158            0.2%
  #*    EPAM Systems, Inc................ 409,203      29,843,175            0.3%
  #*    Euronet Worldwide, Inc........... 420,188      32,396,495            0.3%
  #     Fair Isaac Corp.................. 256,448      27,365,566            0.2%
  #     j2 Global, Inc................... 432,468      27,470,367            0.2%
  #*    ViaSat, Inc...................... 383,558      29,418,899            0.3%
        Other Securities.................           1,808,910,384           15.2%
                                                  ---------------          ------
  Total Information Technology...........           2,010,543,407           16.9%
                                                  ---------------          ------
  Materials -- (4.2%)
  #     PolyOne Corp..................... 793,039      28,533,543            0.2%
        Sensient Technologies Corp....... 431,359      29,008,893            0.3%
        Other Securities.................             540,244,334            4.5%
                                                  ---------------          ------
  Total Materials........................             597,786,770            5.0%
                                                  ---------------          ------
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------
  Real Estate Investment Trusts -- (0.0%)
        Other Securities.................               2,935,761            0.0%
                                                  ---------------          ------
  Telecommunication Services -- (0.8%)
        Other Securities.................             116,626,424            1.0%
                                                  ---------------          ------
  Utilities -- (3.9%)
  #     Black Hills Corp................. 493,078      29,875,596            0.3%
  #     IDACORP, Inc..................... 394,859      28,718,095            0.3%
  #     New Jersey Resources Corp........ 789,721      28,177,245            0.2%
  #     NorthWestern Corp................ 471,107      26,777,722            0.2%
  #     ONE Gas, Inc..................... 480,605      28,100,974            0.2%
        Piedmont Natural Gas Co., Inc.... 492,406      29,445,879            0.3%
        Portland General Electric Co..... 690,542      27,428,328            0.2%
        Southwest Gas Corp............... 436,198      28,313,612            0.2%
  #     Spire, Inc....................... 428,728      27,421,443            0.2%
  #     WGL Holdings, Inc................ 427,325      29,011,094            0.3%
        Other Securities.................             264,617,172            2.2%
                                                  ---------------          ------
  Total Utilities........................             547,887,160            4.6%
                                                  ---------------          ------
  TOTAL COMMON STOCKS....................          11,763,730,691           99.0%
                                                  ---------------          ------

  PREFERRED STOCKS -- (0.0%)
  Other -- (0.0%)
        Other Securities.................                      --            0.0%
                                                  ---------------          ------

  RIGHTS/WARRANTS -- (0.0%)
        Other Securities.................                   5,257            0.0%
                                                  ---------------          ------

                                           Face
                                          Amount
                                          ------        -                -
                                          (000)
  BONDS -- (0.0%)
  Financials -- (0.0%)
        Other Securities.................                   2,027            0.0%
                                                  ---------------          ------
  Health Care -- (0.0%)
        Other Securities.................                  48,071            0.0%
                                                  ---------------          ------
  TOTAL BONDS............................                  50,098            0.0%
                                                  ---------------          ------
  TOTAL INVESTMENT SECURITIES............          11,763,786,046
                                                  ---------------

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 147,100,614 $   147,100,614            1.2%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (15.9%)
(S)@  DFA Short Term Investment Fund..................... 194,586,049   2,251,360,585           19.0%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,292,426,878)...............................               $14,162,247,245          119.2%
                                                                      ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        Investments in Securities (Market Value)
                                 ------------------------------------------------------
                                     Level 1        Level 2     Level 3      Total
                                 --------------- -------------- ------- ---------------
Common Stocks
Consumer Discretionary.......... $ 2,078,586,323 $        9,604   --    $ 2,078,595,927
  Consumer Staples..............     500,166,739             --   --        500,166,739
  Energy........................     454,584,173         13,628   --        454,597,801
  Financials....................   2,285,025,330             --   --      2,285,025,330
  Health Care...................   1,058,758,682             --   --      1,058,758,682
  Industrials...................   2,110,806,690             --   --      2,110,806,690
  Information Technology........   2,010,543,407             --   --      2,010,543,407
  Materials.....................     597,786,770             --   --        597,786,770
  Other.........................              --             --   --                 --
  Real Estate Investment Trusts.       2,935,761             --   --          2,935,761
  Telecommunication Services....     116,626,424             --   --        116,626,424
  Utilities.....................     547,887,160             --   --        547,887,160
Preferred Stocks
  Other.........................              --             --   --                 --
Rights/Warrants.................              --          5,257   --              5,257
Bonds
  Financials....................              --          2,027   --              2,027
  Health Care...................              --         48,071   --             48,071
Temporary Cash Investments......     147,100,614             --   --        147,100,614
Securities Lending Collateral...              --  2,251,360,585   --      2,251,360,585
Futures Contracts**.............       5,063,656             --   --          5,063,656
                                 --------------- --------------   --    ---------------
TOTAL........................... $11,915,871,729 $2,251,439,172   --    $14,167,310,901
                                 =============== ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                              Shares     Value+    of Net Assets**
                                              ------     ------    ---------------
COMMON STOCKS -- (86.0%)
Consumer Discretionary -- (14.5%)
#*  BJ's Restaurants, Inc.................... 296,368 $ 13,218,013            0.3%
#   Children's Place, Inc. (The)............. 251,866   19,622,880            0.4%
#   Core-Mark Holding Co., Inc............... 213,399   17,426,162            0.4%
    Drew Industries, Inc..................... 254,564   16,503,384            0.3%
#*  Gentherm, Inc............................ 375,676   13,802,336            0.3%
#*  Helen of Troy, Ltd....................... 162,124   16,136,202            0.3%
#*  Krispy Kreme Doughnuts, Inc.............. 750,994   13,074,806            0.3%
    La-Z-Boy, Inc............................ 582,277   15,063,506            0.3%
#   Nexstar Broadcasting Group, Inc. Class A. 288,613   14,814,505            0.3%
#*  Popeyes Louisiana Kitchen, Inc........... 268,854   14,453,591            0.3%
#   Sonic Corp............................... 598,492   20,570,170            0.4%
    Other Securities.........................          651,364,989           13.1%
                                                      ------------           -----
Total Consumer Discretionary.................          826,050,544           16.7%
                                                      ------------           -----
Consumer Staples -- (3.2%)
#*  National Beverage Corp................... 396,141   18,515,630            0.4%
#*  USANA Health Sciences, Inc............... 129,318   15,316,424            0.3%
#   WD-40 Co................................. 167,039   17,088,090            0.4%
    Other Securities.........................          134,225,677            2.6%
                                                      ------------           -----
Total Consumer Staples.......................          185,145,821            3.7%
                                                      ------------           -----
Energy -- (1.7%)
    Other Securities.........................           95,681,499            1.9%
                                                      ------------           -----
Financials -- (17.4%)
#   BBCN Bancorp, Inc........................ 851,644   13,302,679            0.3%
#*  BofI Holding, Inc........................ 689,616   14,047,478            0.3%
#   Community Bank System, Inc............... 328,690   13,006,263            0.3%
#   FBL Financial Group, Inc. Class A........ 266,223   16,098,505            0.3%
    First Midwest Bancorp, Inc............... 726,841   13,432,022            0.3%
    Horace Mann Educators Corp............... 408,077   12,691,195            0.3%
    Other Securities.........................          905,952,591           18.2%
                                                      ------------           -----
Total Financials.............................          988,530,733           20.0%
                                                      ------------           -----
Health Care -- (9.1%)
#*  AMN Healthcare Services, Inc............. 494,764   17,569,070            0.4%
#*  Cambrex Corp............................. 360,586   17,394,669            0.4%
#   Cantel Medical Corp...................... 278,932   18,685,655            0.4%
#*  Cynosure, Inc. Class A................... 258,990   12,674,971            0.3%
#*  Emergent Biosolutions, Inc............... 415,388   16,000,746            0.3%
*   ICU Medical, Inc......................... 178,732   17,755,237            0.4%
    Other Securities.........................          419,736,478            8.3%
                                                      ------------           -----
Total Health Care............................          519,816,826           10.5%
                                                      ------------           -----
Industrials -- (18.6%)
#   AAON, Inc................................ 612,931   16,254,930            0.3%
#*  American Woodmark Corp................... 186,252   13,566,596            0.3%
#   Apogee Enterprises, Inc.................. 334,904   13,878,422            0.3%
    AZZ, Inc................................. 286,343   15,725,958            0.3%
#   EnPro Industries, Inc.................... 223,751   13,107,334            0.3%
#   Exponent, Inc............................ 288,685   14,388,060            0.3%
#   Forward Air Corp......................... 310,472   14,151,314            0.3%
    G&K Services, Inc. Class A............... 216,109   15,268,101            0.3%
#*  Hawaiian Holdings, Inc................... 590,692   24,850,412            0.5%
    Insperity, Inc........................... 269,097   14,200,249            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares       Value+     of Net Assets**
                                           ------       ------     ---------------
Industrials -- (Continued)
#   John Bean Technologies Corp..........   302,609 $   15,778,033            0.3%
    Mueller Water Products, Inc. Class A. 1,715,790     18,444,742            0.4%
#*  RBC Bearings, Inc....................   176,597     12,944,560            0.3%
#*  Trex Co., Inc........................   296,139     14,051,796            0.3%
    Other Securities.....................              840,205,398           16.9%
                                                    --------------           -----
Total Industrials........................            1,056,815,905           21.4%
                                                    --------------           -----
Information Technology -- (13.1%)
#   CSG Systems International, Inc.......   364,785     16,189,158            0.3%
*   ExlService Holdings, Inc.............   342,470     16,572,123            0.3%
    Methode Electronics, Inc.............   456,176     13,562,112            0.3%
    Other Securities.....................              699,131,328           14.2%
                                                    --------------           -----
Total Information Technology.............              745,454,721           15.1%
                                                    --------------           -----
Materials -- (4.7%)
#*  Headwaters, Inc......................   788,676     15,781,407            0.3%
    Kaiser Aluminum Corp.................   168,635     15,991,657            0.3%
    Other Securities.....................              234,009,565            4.8%
                                                    --------------           -----
Total Materials..........................              265,782,629            5.4%
                                                    --------------           -----
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.....   492,068     14,117,431            0.3%
    Other Securities.....................               72,664,631            1.5%
                                                    --------------           -----
Total Telecommunication Services.........               86,782,062            1.8%
                                                    --------------           -----
Utilities -- (2.2%)
#   American States Water Co.............   401,996     16,759,213            0.3%
#   California Water Service Group.......   496,702     13,872,887            0.3%
    Empire District Electric Co. (The)...   450,028     15,152,443            0.3%
#   MGE Energy, Inc......................   298,791     14,894,731            0.3%
    Other Securities.....................               63,380,754            1.3%
                                                    --------------           -----
Total Utilities..........................              124,060,028            2.5%
                                                    --------------           -----
TOTAL COMMON STOCKS......................            4,894,120,768           99.0%
                                                    --------------           -----

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities.....................                       --            0.0%
                                                    --------------           -----

RIGHTS/WARRANTS -- (0.0%)
    Other Securities.....................                    4,238            0.0%
                                                    --------------           -----

                                            Face
                                           Amount
                                           ------         -               -
                                           (000)
BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities.....................                    8,610            0.0%
                                                    --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                             Face                     Percentage
                                                            Amount       Value+     of Net Assets**
                                                            ------       ------     ---------------
                                                            (000)
Health Care -- (0.0%)
      Other Securities...................................            $       69,457            0.0%
                                                                     --------------          ------
TOTAL BONDS..............................................                    78,067            0.0%
                                                                     --------------          ------

TOTAL INVESTMENT SECURITIES..............................             4,894,203,073
                                                                     --------------

                                                            Shares
                                                            ------         -               -
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,101,252     51,101,252            1.0%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (13.1%)
(S)@  DFA Short Term Investment Fund..................... 64,462,614    745,832,439           15.1%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,502,906,340)................................              $5,691,136,764          115.1%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  825,968,899 $     81,645   --    $  826,050,544
  Consumer Staples............    185,145,821           --   --       185,145,821
  Energy......................     95,631,209       50,290   --        95,681,499
  Financials..................    988,530,733           --   --       988,530,733
  Health Care.................    519,816,826           --   --       519,816,826
  Industrials.................  1,056,815,905           --   --     1,056,815,905
  Information Technology......    745,454,721           --   --       745,454,721
  Materials...................    265,782,629           --   --       265,782,629
  Other.......................             --           --   --                --
  Telecommunication Services..     86,782,062           --   --        86,782,062
  Utilities...................    124,060,028           --   --       124,060,028
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --        4,238   --             4,238
Bonds
  Financials..................             --        8,610   --             8,610
  Health Care.................             --       69,457   --            69,457
Temporary Cash Investments....     51,101,252           --   --        51,101,252
Securities Lending Collateral.             --  745,832,439   --       745,832,439
Futures Contracts**...........      2,178,128           --   --         2,178,128
                               -------------- ------------   --    --------------
TOTAL......................... $4,947,268,213 $746,046,679   --    $5,693,314,892
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                    Shares      Value+    of Net Assets**
                                                    ------      ------    ---------------
COMMON STOCKS -- (96.0%)
Real Estate Investment Trusts -- (96.0%)
    Alexandria Real Estate Equities, Inc..........   702,724 $ 65,318,196            0.9%
    American Campus Communities, Inc.............. 1,179,109   52,765,128            0.8%
    Apartment Investment & Management Co. Class A. 1,497,552   59,991,933            0.9%
    AvalonBay Communities, Inc.................... 1,310,424  231,669,859            3.3%
    Boston Properties, Inc........................ 1,490,533  192,070,082            2.8%
    Camden Property Trust.........................   829,122   66,935,019            1.0%
    CubeSmart..................................... 1,651,728   48,907,666            0.7%
    DCT Industrial Trust, Inc.....................   887,128   35,813,357            0.5%
    DDR Corp...................................... 2,946,522   51,564,135            0.7%
#   Digital Realty Trust, Inc..................... 1,401,049  123,264,291            1.8%
#   Douglas Emmett, Inc........................... 1,353,312   43,914,974            0.6%
    Duke Realty Corp.............................. 3,318,928   72,584,955            1.0%
#   EPR Properties................................   582,095   38,348,419            0.6%
#   Equinix, Inc..................................   275,588   91,040,496            1.3%
    Equity Lifestyle Properties, Inc..............   770,003   52,737,505            0.8%
    Equity Residential............................ 3,487,338  237,383,098            3.4%
    Essex Property Trust, Inc.....................   632,202  139,368,931            2.0%
    Extra Space Storage, Inc...................... 1,122,838   95,385,088            1.4%
    Federal Realty Investment Trust...............   664,638  101,078,147            1.5%
    General Growth Properties, Inc................ 5,481,482  153,645,940            2.2%
    HCP, Inc...................................... 4,457,515  150,797,732            2.2%
    Highwoods Properties, Inc.....................   912,626   42,647,013            0.6%
    Hospitality Properties Trust.................. 1,450,871   37,127,789            0.5%
    Host Hotels & Resorts, Inc.................... 7,483,191  118,384,082            1.7%
#   Iron Mountain, Inc............................ 1,864,868   68,123,628            1.0%
    Kilroy Realty Corp............................   880,276   57,050,688            0.8%
    Kimco Realty Corp............................. 3,956,919  111,268,562            1.6%
    Liberty Property Trust........................ 1,445,173   50,436,538            0.7%
    Macerich Co. (The)............................ 1,535,271  116,803,418            1.7%
    Mid-America Apartment Communities, Inc........   721,659   69,069,983            1.0%
    National Retail Properties, Inc............... 1,303,569   57,044,179            0.8%
    Omega Healthcare Investors, Inc............... 1,723,275   58,194,997            0.8%
    Prologis, Inc................................. 5,017,086  227,825,875            3.3%
    Public Storage................................ 1,418,576  347,281,591            5.0%
#   Realty Income Corp............................ 2,392,365  141,628,008            2.0%
    Regency Centers Corp..........................   901,482   66,439,223            1.0%
    Retail Properties of America, Inc. Class A.... 2,271,531   36,321,781            0.5%
    Senior Housing Properties Trust............... 2,266,752   39,849,500            0.6%
    Simon Property Group, Inc..................... 2,965,302  596,529,803            8.6%
    SL Green Realty Corp..........................   954,980  100,349,298            1.4%
    Sovran Self Storage, Inc......................   360,894   38,334,161            0.6%
#   Spirit Realty Capital, Inc.................... 4,225,788   48,300,757            0.7%
    Taubman Centers, Inc..........................   609,676   42,341,998            0.6%
    UDR, Inc...................................... 2,508,462   87,595,493            1.3%
#   Ventas, Inc................................... 3,187,881  198,031,168            2.9%
    VEREIT, Inc................................... 8,663,845   76,934,944            1.1%
    Vornado Realty Trust.......................... 1,650,859  158,036,732            2.3%
    Weingarten Realty Investors................... 1,153,006   42,568,981            0.6%
    Welltower, Inc................................ 3,387,943  235,191,003            3.4%
#   WP Carey, Inc.................................   949,550   58,008,009            0.8%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Real Estate Investment Trusts -- (Continued)
      Other Securities...................................            $1,436,224,029           20.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             6,868,528,182           98.9%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             6,868,528,182
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 73,285,966     73,285,966            1.1%
                                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund..................... 18,537,272    214,476,243            3.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,034,398,446)................................              $7,156,290,391          103.0%
                                                                     ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
 Real Estate Investment Trusts $6,868,528,182           --   --    $6,868,528,182
Temporary Cash Investments....     73,285,966           --   --        73,285,966
Securities Lending Collateral.             -- $214,476,243   --       214,476,243
Futures Contracts**...........      1,535,152           --   --         1,535,152
                               -------------- ------------   --    --------------
TOTAL......................... $6,943,349,300 $214,476,243   --    $7,157,825,543
                               ============== ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (91.1%)
AUSTRALIA -- (5.5%)
    Australia & New Zealand Banking Group, Ltd..   631,042 $ 11,566,951            0.4%
    BHP Billiton, Ltd...........................   722,701   11,286,377            0.3%
#   Commonwealth Bank of Australia..............   377,833   21,093,287            0.6%
    National Australia Bank, Ltd................   525,578   10,782,772            0.3%
    Westpac Banking Corp........................   670,087   15,729,312            0.5%
    Other Securities............................            125,135,900            3.9%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            195,594,599            6.0%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................              5,055,466            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.....................   147,197   18,260,358            0.5%
    Other Securities............................             23,728,619            0.8%
                                                           ------------            ----
TOTAL BELGIUM...................................             41,988,977            1.3%
                                                           ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................   246,120   15,284,666            0.5%
    Toronto-Dominion Bank (The).................   270,619   12,045,964            0.4%
    Other Securities............................            249,852,134            7.6%
                                                           ------------            ----
TOTAL CANADA....................................            277,182,764            8.5%
                                                           ------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   411,533   22,977,678            0.7%
    Other Securities............................             40,248,208            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................             63,225,886            1.9%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities............................             31,948,259            1.0%
                                                           ------------            ----

FRANCE -- (7.9%)
    BNP Paribas SA..............................   204,500   10,830,103            0.3%
#   L'Oreal SA..................................    55,745   10,125,839            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........    66,560   11,089,663            0.3%
#   Sanofi......................................   222,328   18,325,735            0.6%
    Total SA....................................   451,039   22,795,871            0.7%
    Other Securities............................            206,892,457            6.4%
                                                           ------------            ----
TOTAL FRANCE....................................            280,059,668            8.6%
                                                           ------------            ----

GERMANY -- (6.9%)
    Allianz SE..................................    70,352   11,968,835            0.4%
    BASF SE.....................................   233,002   19,276,442            0.6%
    Bayer AG....................................   162,181   18,742,750            0.6%
    Daimler AG..................................   270,445   18,843,699            0.6%
    Deutsche Telekom AG.........................   692,240   12,151,185            0.4%
    E.ON SE..................................... 1,021,940   10,591,561            0.3%
    SAP SE......................................   170,191   13,353,358            0.4%
    Siemens AG..................................   137,308   14,369,039            0.4%
    Other Securities............................            125,795,063            3.8%
                                                           ------------            ----
TOTAL GERMANY...................................            245,091,932            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                         Shares     Value++    of Net Assets**
                                                         ------     -------    ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd..................................... 2,743,800 $ 16,385,385            0.5%
    Other Securities...................................             76,074,801            2.3%
                                                                  ------------           -----
TOTAL HONG KONG........................................             92,460,186            2.8%
                                                                  ------------           -----

IRELAND -- (0.5%)
    Other Securities...................................             18,096,151            0.5%
                                                                  ------------           -----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   179,025    9,747,911            0.3%
    Other Securities...................................              9,040,041            0.3%
                                                                  ------------           -----
TOTAL ISRAEL...........................................             18,787,952            0.6%
                                                                  ------------           -----

ITALY -- (1.7%)
    Other Securities...................................             60,848,359            1.9%
                                                                  ------------           -----

JAPAN -- (19.7%)
    Japan Tobacco, Inc.................................   268,100   10,954,008            0.3%
    KDDI Corp..........................................   427,700   12,320,212            0.4%
    SoftBank Group Corp................................   235,560   12,666,178            0.4%
    Toyota Motor Corp..................................   453,200   22,972,574            0.7%
    Toyota Motor Corp. Sponsored ADR...................    96,721    9,836,526            0.3%
    Other Securities...................................            627,425,841           19.2%
                                                                  ------------           -----
TOTAL JAPAN............................................            696,175,339           21.3%
                                                                  ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV........................................   256,547   11,175,010            0.3%
    Other Securities...................................             81,534,652            2.5%
                                                                  ------------           -----
TOTAL NETHERLANDS......................................             92,709,662            2.8%
                                                                  ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities...................................              4,153,310            0.1%
                                                                  ------------           -----

NORWAY -- (0.6%)
    Other Securities...................................             22,463,384            0.7%
                                                                  ------------           -----

PORTUGAL -- (0.2%)
    Other Securities...................................              4,874,526            0.1%
                                                                  ------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................             38,501,682            1.2%
                                                                  ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA................................. 2,309,901   11,730,414            0.4%
    Other Securities...................................             81,343,723            2.4%
                                                                  ------------           -----

TOTAL SPAIN............................................             93,074,137            2.8%
                                                                  ------------           -----

SWEDEN -- (2.6%)
    Other Securities...................................             90,298,974            2.8%
                                                                  ------------           -----

SWITZERLAND -- (7.5%)
    Nestle SA..........................................   692,983   51,724,008            1.6%
    Novartis AG........................................   388,810   29,589,299            0.9%
    Roche Holding AG...................................   166,430   42,108,317            1.3%
    Other Securities...................................            141,054,585            4.3%
                                                                  ------------           -----
TOTAL SWITZERLAND......................................            264,476,209            8.1%
                                                                  ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                 Percentage
                                                       Shares      Value++     of Net Assets**
                                                       ------      -------     ---------------
UNITED KINGDOM -- (16.5%)
    BP P.L.C. Sponsored ADR.........................    769,178 $   25,828,980            0.8%
    British American Tobacco P.L.C..................    322,533     19,665,513            0.6%
    BT Group P.L.C..................................  2,107,623     13,661,757            0.4%
    Diageo P.L.C. Sponsored ADR.....................     97,095     10,518,301            0.3%
    GlaxoSmithKline P.L.C...........................    566,003     12,096,881            0.4%
    GlaxoSmithKline P.L.C. Sponsored ADR............    315,368     13,532,441            0.4%
    HSBC Holdings P.L.C.............................  1,758,504     11,653,386            0.4%
    HSBC Holdings P.L.C. Sponsored ADR..............    462,508     15,415,391            0.5%
    Imperial Brands P.L.C...........................    194,041     10,550,632            0.3%
    Reckitt Benckiser Group P.L.C...................    141,876     13,821,410            0.4%
    Royal Dutch Shell P.L.C. Class A................    433,207     11,347,078            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    318,521     16,846,578            0.5%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    281,511     15,018,612            0.5%
    SABMiller P.L.C.................................    167,523     10,260,118            0.3%
    Unilever P.L.C. Sponsored ADR...................    219,410      9,842,733            0.3%
    Vodafone Group P.L.C............................  3,596,570     11,587,564            0.4%
    Other Securities................................               360,917,491           11.0%
                                                                --------------          ------
TOTAL UNITED KINGDOM................................               582,564,866           17.8%
                                                                --------------          ------
TOTAL COMMON STOCKS.................................             3,219,632,288           98.5%
                                                                --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities................................                14,557,698            0.4%
                                                                --------------          ------
TOTAL PREFERRED STOCKS..............................                14,557,698            0.4%
                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................             3,234,189,986
                                                                --------------

                                                                   Value+
                                                         -         ------             -
SECURITIES LENDING COLLATERAL -- (8.5%)
(S)@ DFA Short Term Investment Fund................. 26,011,167    300,949,208            9.2%
                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,233,264,010)...........................              $3,535,139,194          108.1%
                                                                ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  4,611,562 $  190,983,037   --    $  195,594,599
  Austria.....................           --      5,055,466   --         5,055,466
  Belgium.....................    4,452,138     37,536,839   --        41,988,977
  Canada......................  277,154,864         27,900   --       277,182,764
  Denmark.....................    5,174,020     58,051,866   --        63,225,886
  Finland.....................    1,667,362     30,280,897   --        31,948,259
  France......................   12,412,322    267,647,346   --       280,059,668
  Germany.....................   16,655,694    228,436,238   --       245,091,932
  Hong Kong...................      505,213     91,954,973   --        92,460,186
  Ireland.....................    3,457,831     14,638,320   --        18,096,151
  Israel......................   10,538,091      8,249,861   --        18,787,952
  Italy.......................    3,959,676     56,888,683   --        60,848,359
  Japan.......................   33,923,086    662,252,253   --       696,175,339
  Netherlands.................   16,303,795     76,405,867   --        92,709,662
  New Zealand.................           --      4,153,310   --         4,153,310
  Norway......................      831,015     21,632,369   --        22,463,384
  Portugal....................           --      4,874,526   --         4,874,526
  Singapore...................           --     38,501,682   --        38,501,682
  Spain.......................   13,228,979     79,845,158   --        93,074,137
  Sweden......................           --     90,298,974   --        90,298,974
  Switzerland.................   16,720,969    247,755,240   --       264,476,209
  United Kingdom..............  176,419,694    406,145,172   --       582,564,866
Preferred Stocks
  Germany.....................           --     14,557,698   --        14,557,698
Securities Lending Collateral.           --    300,949,208   --       300,949,208
Futures Contracts**...........      742,253             --   --           742,253
                               ------------ --------------   --    --------------
TOTAL......................... $598,758,564 $2,937,122,883   --    $3,535,881,447
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                            Percentage
                                                  Shares      Value++     of Net Assets**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 1,813,928 $   33,249,160            0.2%
    BHP Billiton, Ltd........................... 2,349,520     36,692,310            0.3%
#   Commonwealth Bank of Australia..............   536,081     29,927,799            0.2%
    National Australia Bank, Ltd................ 1,764,921     36,209,165            0.2%
#   Westpac Banking Corp........................ 1,801,605     42,290,042            0.3%
    Woodside Petroleum, Ltd..................... 1,409,032     30,167,370            0.2%
    Other Securities............................              777,100,404            4.9%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              985,636,250            6.3%
                                                           --------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................               85,289,644            0.5%
                                                           --------------            ----

BELGIUM -- (1.5%)
    Anheuser-Busch InBev NV.....................   393,517     48,817,308            0.3%
    Other Securities............................              205,432,796            1.3%
                                                           --------------            ----
TOTAL BELGIUM...................................              254,250,104            1.6%
                                                           --------------            ----

CANADA -- (7.8%)
    Toronto-Dominion Bank (The).................   680,144     30,275,000            0.2%
    Other Securities............................            1,308,225,125            8.3%
                                                           --------------            ----
TOTAL CANADA....................................            1,338,500,125            8.5%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,238,895            0.0%
                                                           --------------            ----

DENMARK -- (1.8%)
#   Novo Nordisk A.S. Class B...................   600,030     33,502,286            0.2%
    Novo Nordisk A.S. Sponsored ADR.............   595,283     33,210,839            0.2%
    Other Securities............................              250,303,376            1.6%
                                                           --------------            ----
TOTAL DENMARK...................................              317,016,501            2.0%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,572,202     30,095,200            0.2%
    Other Securities............................              245,026,404            1.5%
                                                           --------------            ----
TOTAL FINLAND...................................              275,121,604            1.7%
                                                           --------------            ----

FRANCE -- (6.5%)
    Cie de Saint-Gobain.........................   768,958     35,235,603            0.2%
    Cie Generale des Etablissements Michelin....   314,958     32,897,376            0.2%
    Engie SA.................................... 2,052,295     33,849,406            0.2%
    Orange SA................................... 2,005,464     33,318,621            0.2%
    Total SA.................................... 1,874,712     94,749,439            0.6%
#   Total SA Sponsored ADR......................   583,465     29,610,867            0.2%
    Other Securities............................              850,700,041            5.4%
                                                           --------------            ----
TOTAL FRANCE....................................            1,110,361,353            7.0%
                                                           --------------            ----

GERMANY -- (6.4%)
    BASF SE.....................................   707,050     58,494,812            0.4%
    Bayerische Motoren Werke AG.................   446,398     41,297,866            0.3%
    Daimler AG.................................. 1,081,794     75,375,771            0.5%
    Deutsche Telekom AG......................... 2,550,534     44,770,615            0.3%
    E.ON SE..................................... 3,520,643     36,488,545            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
GERMANY-- (Continued)
    Fresenius SE & Co. KGaA............................   594,150 $   43,324,348            0.3%
    Other Securities...................................              789,864,791            4.9%
                                                                  --------------           -----
TOTAL GERMANY..........................................            1,089,616,748            6.9%
                                                                  --------------           -----

GREECE -- (0.0%)
    Other Securities...................................                       --            0.0%
                                                                  --------------           -----

HONG KONG -- (2.5%)
    AIA Group, Ltd..................................... 6,136,600     36,646,459            0.3%
    Other Securities...................................              398,343,893            2.5%
                                                                  --------------           -----
TOTAL HONG KONG........................................              434,990,352            2.8%
                                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................................               85,277,265            0.5%
                                                                  --------------           -----

ISRAEL -- (0.6%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   570,084     31,041,074            0.2%
    Other Securities...................................               69,792,323            0.4%
                                                                  --------------           -----
TOTAL ISRAEL...........................................              100,833,397            0.6%
                                                                  --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA......................... 2,428,511     37,130,940            0.3%
    Eni SpA............................................ 2,230,601     36,441,177            0.2%
    Other Securities...................................              370,488,474            2.3%
                                                                  --------------           -----
TOTAL ITALY............................................              444,060,591            2.8%
                                                                  --------------           -----

JAPAN -- (20.2%)
    Honda Motor Co., Ltd............................... 1,287,400     34,741,479            0.2%
    Mitsubishi UFJ Financial Group, Inc................ 6,194,700     28,587,377            0.2%
    NTT DOCOMO, Inc.................................... 1,305,900     31,320,677            0.2%
    Toyota Motor Corp.................................. 1,311,386     66,473,767            0.4%
    Toyota Motor Corp. Sponsored ADR...................   384,641     39,117,990            0.3%
    Other Securities...................................            3,262,495,314           20.7%
                                                                  --------------           -----
TOTAL JAPAN............................................            3,462,736,604           22.0%
                                                                  --------------           -----

NETHERLANDS -- (2.4%)
    Other Securities...................................              410,793,325            2.6%
                                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................................               68,471,162            0.4%
                                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................................              136,579,444            0.9%
                                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................................               46,979,738            0.3%
                                                                  --------------           -----

SINGAPORE -- (1.1%)
    Other Securities...................................              184,354,316            1.2%
                                                                  --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA................................. 6,424,415     32,625,227            0.2%
    Iberdrola SA....................................... 6,047,752     43,052,370            0.3%
    Other Securities...................................              314,019,289            2.0%
                                                                  --------------           -----
TOTAL SPAIN............................................              389,696,886            2.5%
                                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  Percentage
                                                       Shares       Value++     of Net Assets**
                                                       ------       -------     ---------------
SWEDEN -- (2.8%)
    Other Securities................................            $   477,834,950            3.0%
                                                                ---------------           -----

SWITZERLAND -- (6.3%)
    ABB, Ltd........................................  1,450,592      30,709,417            0.2%
    Nestle SA.......................................  2,417,067     180,409,034            1.2%
    Novartis AG Sponsored ADR.......................    794,013      60,321,168            0.4%
    Roche Holding AG................................    153,905      38,939,377            0.3%
    Swiss Re AG.....................................    383,737      34,105,983            0.2%
    Syngenta AG.....................................     92,858      37,251,372            0.3%
    Other Securities................................                702,644,913            4.3%
                                                                ---------------           -----
TOTAL SWITZERLAND...................................              1,084,381,264            6.9%
                                                                ---------------           -----

UNITED KINGDOM -- (15.6%)
    Aviva P.L.C.....................................  5,302,684      33,595,114            0.2%
    BP P.L.C. Sponsored ADR.........................  2,497,898      83,879,423            0.5%
    HSBC Holdings P.L.C. Sponsored ADR..............  1,913,051      63,761,990            0.4%
    Lloyds Banking Group P.L.C...................... 47,561,951      46,682,559            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..................    929,561      31,289,023            0.2%
#   Royal Dutch Shell P.L.C. Class A................  1,302,276      34,110,775            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,228,120      64,955,244            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,354,884      72,283,061            0.5%
    SSE P.L.C.......................................  1,436,654      31,740,802            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............  1,397,631      45,758,430            0.3%
    Other Securities................................              2,164,994,430           13.8%
                                                                ---------------           -----
TOTAL UNITED KINGDOM................................              2,673,050,851           17.0%
                                                                ---------------           -----
TOTAL COMMON STOCKS.................................             15,457,071,369           98.0%
                                                                ---------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                 58,019,805            0.4%
                                                                ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      7,555            0.0%
                                                                ---------------           -----
TOTAL PREFERRED STOCKS..............................                 58,027,360            0.4%
                                                                ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                         50            0.0%
                                                                ---------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

FRANCE -- (0.0%)
    Other Securities................................                      3,064            0.0%
                                                                ---------------           -----

GERMANY -- (0.0%)
    Other Securities................................                      7,014            0.0%
                                                                ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                     15,696            0.0%
                                                                ---------------           -----

NORWAY -- (0.0%)
    Other Securities................................                         --            0.0%
                                                                ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                    126,514            0.0%
                                                                ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value++     of Net Assets**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $        74,933            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                     227,271            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              15,515,326,000
                                                    ---------------

                                                        Value+
                                            -           ------             -
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 139,982,243   1,619,594,557           10.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $16,776,905,112)................             $17,134,920,557          108.7%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                       ----------------------------------------------------
                          Level 1        Level 2     Level 3     Total
                       -------------- -------------- ------- --------------
     Common Stocks
       Australia...... $   33,220,552 $  952,415,698   --    $  985,636,250
       Austria........         52,899     85,236,745   --        85,289,644
       Belgium........     21,018,646    233,231,458   --       254,250,104
       Canada.........  1,338,316,757        183,368   --     1,338,500,125
       China..........             --      1,238,895   --         1,238,895
       Denmark........     33,275,296    283,741,205   --       317,016,501
       Finland........      7,000,930    268,120,674   --       275,121,604
       France.........     73,074,470  1,037,286,883   --     1,110,361,353
       Germany........     68,946,254  1,020,670,494   --     1,089,616,748
       Greece.........             --             --   --                --
       Hong Kong......      1,688,746    433,301,606   --       434,990,352
       Ireland........     14,960,007     70,317,258   --        85,277,265
       Israel.........     34,270,859     66,562,538   --       100,833,397
       Italy..........     11,660,996    432,399,595   --       444,060,591
       Japan..........    105,480,092  3,357,256,512   --     3,462,736,604
       Netherlands....     53,802,336    356,990,989   --       410,793,325
       New Zealand....        143,672     68,327,490   --        68,471,162
       Norway.........     13,270,904    123,308,540   --       136,579,444
       Portugal.......        256,103     46,723,635   --        46,979,738
       Singapore......             --    184,354,316   --       184,354,316
       Spain..........     25,956,274    363,740,612   --       389,696,886
       Sweden.........      4,494,345    473,340,605   --       477,834,950
       Switzerland....    103,322,153    981,059,111   --     1,084,381,264
       United Kingdom.    607,654,068  2,065,396,783   --     2,673,050,851
     Preferred Stocks
       Germany........             --     58,019,805   --        58,019,805
       United Kingdom.             --          7,555   --             7,555

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Rights/Warrants
  Australia...................             --              50   --                 50
  Austria.....................             --              --   --                 --
  France......................             --           3,064   --              3,064
  Germany.....................             --           7,014   --              7,014
  Hong Kong...................             --          15,696   --             15,696
  Norway......................             --              --   --                 --
  Singapore...................             --         126,514   --            126,514
  Sweden......................             --          74,933   --             74,933
Securities Lending Collateral.             --   1,619,594,557   --      1,619,594,557
Futures Contracts**...........      1,194,215              --   --          1,194,215
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,553,060,574 $14,583,054,198   --    $17,136,114,772
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                  Value+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,705,934,034
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  2,188,913,143
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,744,103,035
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................  1,154,035,558
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    742,464,736
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $8,717,704,490)...............................  9,535,450,506
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $8,717,704,490)............................... $9,535,450,506
                                                              ==============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $9,535,450,506   --      --    $9,535,450,506
 Futures Contracts**.............      3,477,895   --      --         3,477,895
                                  --------------   --      --    --------------
 TOTAL........................... $9,538,928,401   --      --    $9,538,928,401
                                  ==============   ==      ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $426,614,587
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $396,037,684)............................... $426,614,587
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $229,006,722
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $246,963,879)............................... $229,006,722
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $30,493,383
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $23,712,197).................................. $30,493,383
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $311,842,891
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $270,992,367)............................... $311,842,891
                                                              ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (19.5%)
    Dexus Property Group..................  9,591,650 $ 61,158,014            1.5%
    Goodman Group......................... 17,302,709   90,144,699            2.2%
    GPT Group (The)....................... 17,423,461   66,357,261            1.7%
    Scentre Group......................... 48,606,788  172,530,731            4.3%
    Stockland............................. 23,295,853   77,050,891            1.9%
    Vicinity Centres...................... 32,841,525   82,550,045            2.1%
    Westfield Corp........................ 19,343,832  147,740,520            3.7%
    Other Securities......................             103,103,628            2.6%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             800,635,789           20.0%
                                                      ------------           -----

BELGIUM -- (1.7%)
    Cofinimmo SA..........................    209,642   26,059,763            0.6%
    Other Securities......................              42,129,167            1.1%
                                                      ------------           -----
TOTAL BELGIUM.............................              68,188,930            1.7%
                                                      ------------           -----

CANADA -- (5.1%)
    H&R REIT..............................  1,411,332   24,656,414            0.6%
    RioCan REIT...........................  1,638,027   35,614,391            0.9%
    Other Securities......................             147,363,295            3.7%
                                                      ------------           -----
TOTAL CANADA..............................             207,634,100            5.2%
                                                      ------------           -----

CHINA -- (0.2%)
    Other Securities......................               8,700,270            0.2%
                                                      ------------           -----

FRANCE -- (5.3%)
#   Fonciere Des Regions..................    313,125   29,623,460            0.7%
    Gecina SA.............................    321,929   46,521,806            1.2%
    ICADE.................................    380,277   29,917,717            0.8%
#   Klepierre.............................  2,012,004   94,629,509            2.4%
    Other Securities......................              18,771,071            0.4%
                                                      ------------           -----
TOTAL FRANCE..............................             219,463,563            5.5%
                                                      ------------           -----

GERMANY -- (0.5%)
    Other Securities......................              22,166,073            0.6%
                                                      ------------           -----

GREECE -- (0.0%)
    Other Securities......................                 831,369            0.0%
                                                      ------------           -----

HONG KONG -- (4.3%)
    Link REIT (The)....................... 22,642,305  137,222,468            3.4%
    Other Securities......................              38,731,386            1.0%
                                                      ------------           -----
TOTAL HONG KONG...........................             175,953,854            4.4%
                                                      ------------           -----

ITALY -- (0.3%)
    Other Securities......................              13,153,104            0.3%
                                                      ------------           -----

JAPAN -- (21.2%)
    Advance Residence Investment Corp.....     12,713   34,240,938            0.9%
#   Daiwa Office Investment Corp..........      3,479   22,354,340            0.6%
    Frontier Real Estate Investment Corp..      4,979   24,974,344            0.6%
#   GLP J-Reit............................     18,118   22,008,053            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     Percentage
                                             Shares     Value++    of Net Assets**
                                             ------     -------    ---------------
JAPAN -- (Continued)
#   Japan Hotel REIT Investment Corp......     35,628 $ 32,138,711            0.8%
#   Japan Logistics Fund, Inc.............      9,191   20,405,287            0.5%
    Japan Prime Realty Investment Corp....      8,086   35,642,117            0.9%
    Japan Real Estate Investment Corp.....     12,715   79,176,464            2.0%
    Japan Retail Fund Investment Corp.....     24,541   60,293,968            1.5%
#   Kenedix Office Investment Corp........      4,726   27,671,033            0.7%
#   Mori Hills REIT Investment Corp.......     16,198   24,306,428            0.6%
    Mori Trust Sogo Reit, Inc.............     12,289   24,132,903            0.6%
#   Nippon Building Fund, Inc.............     13,713   86,871,906            2.2%
    Nomura Real Estate Master Fund, Inc...     29,746   46,663,998            1.2%
    Orix JREIT, Inc.......................     22,757   37,904,035            0.9%
#   United Urban Investment Corp..........     26,406   45,576,876            1.1%
    Other Securities......................             246,943,715            6.1%
                                                      ------------           -----
TOTAL JAPAN...............................             871,305,116           21.7%
                                                      ------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................              23,245,493            0.6%
                                                      ------------           -----

MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V.. 21,560,405   51,217,186            1.3%
    Other Securities......................              24,744,969            0.6%
                                                      ------------           -----
TOTAL MEXICO..............................              75,962,155            1.9%
                                                      ------------           -----

NETHERLANDS -- (7.6%)
    Unibail-Rodamco SE....................    941,798  252,444,451            6.3%
    Wereldhave NV.........................    467,416   24,092,441            0.6%
    Other Securities......................              33,833,747            0.8%
                                                      ------------           -----
TOTAL NETHERLANDS.........................             310,370,639            7.7%
                                                      ------------           -----

NEW ZEALAND -- (0.8%)
    Other Securities......................              31,496,919            0.8%
                                                      ------------           -----

SINGAPORE -- (6.9%)
    Ascendas REIT......................... 21,886,800   39,945,294            1.0%
    CapitaLand Commercial Trust, Ltd...... 26,622,700   28,244,490            0.7%
    CapitaLand Mall Trust................. 24,659,100   37,855,427            0.9%
    Suntec REIT........................... 23,856,700   29,807,225            0.7%
    Other Securities......................             149,242,119            3.8%
                                                      ------------           -----
TOTAL SINGAPORE...........................             285,094,555            7.1%
                                                      ------------           -----

SOUTH AFRICA -- (3.9%)
    Growthpoint Properties, Ltd........... 24,304,567   43,010,768            1.1%
    Redefine Properties, Ltd.............. 42,429,793   36,624,975            0.9%
    Resilient REIT, Ltd...................  2,560,526   24,463,554            0.6%
    Other Securities......................              57,634,902            1.4%
                                                      ------------           -----
TOTAL SOUTH AFRICA........................             161,734,199            4.0%
                                                      ------------           -----

SPAIN -- (0.8%)
    Merlin Properties Socimi SA...........  2,779,202   32,348,965            0.8%
                                                      ------------           -----

TAIWAN -- (0.3%)
    Other Securities......................              12,279,290            0.3%
                                                      ------------           -----

TURKEY -- (0.8%)
    Other Securities......................              31,221,027            0.8%
                                                      ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
UNITED KINGDOM -- (14.6%)
       British Land Co. P.L.C. (The)...  9,998,511 $  105,199,181            2.6%
       Derwent London P.L.C............  1,063,081     51,093,980            1.3%
       Great Portland Estates P.L.C....  3,477,045     38,554,224            1.0%
       Hammerson P.L.C.................  8,252,744     70,626,299            1.8%
       Intu Properties P.L.C...........  9,711,955     43,248,974            1.1%
       Land Securities Group P.L.C.....  8,069,924    133,665,386            3.3%
       Segro P.L.C.....................  7,525,583     45,980,310            1.1%
       Shaftesbury P.L.C...............  2,688,177     35,756,746            0.9%
       Other Securities................                76,574,198            1.9%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               600,699,298           15.0%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             3,952,484,708           98.6%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             3,952,484,708
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@   DFA Short Term Investment Fund.. 13,007,981    150,502,338            3.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,638,218,291)..............              $4,102,987,046          102.4%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
Common Stocks
  Australia...................           -- $  800,635,789    --    $  800,635,789
  Belgium.....................           --     68,188,930    --        68,188,930
  Canada...................... $207,634,100             --    --       207,634,100
  China.......................           --      8,700,270    --         8,700,270
  France......................           --    219,463,563    --       219,463,563
  Germany.....................           --     22,166,073    --        22,166,073
  Greece......................           --        831,369    --           831,369
  Hong Kong...................           --    175,953,854    --       175,953,854
  Italy.......................           --     13,153,104    --        13,153,104
  Japan.......................           --    871,305,116    --       871,305,116
  Malaysia....................           --     23,245,493    --        23,245,493
  Mexico......................   75,962,155             --    --        75,962,155
  Netherlands.................           --    310,370,639    --       310,370,639
  New Zealand.................           --     31,496,919    --        31,496,919
  Singapore...................           --    285,094,555    --       285,094,555
  South Africa................           --    161,734,199    --       161,734,199
  Spain.......................           --     32,348,965    --        32,348,965
  Taiwan......................           --     12,279,290    --        12,279,290
  Turkey......................           --     31,221,027    --        31,221,027
  United Kingdom..............           --    600,699,298    --       600,699,298
Securities Lending Collateral.           --    150,502,338    --       150,502,338
Futures Contracts**...........      658,924             --    --           658,924
Forward Currency Contracts**..           --            (31)   --               (31)
                               ------------ --------------    --    --------------
TOTAL......................... $284,255,179 $3,819,390,760    --    $4,103,645,939
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                         Percentage
                                                   Shares    Value++   of Net Assets**
                                                   ------    -------   ---------------
COMMON STOCKS -- (27.4%)
AUSTRALIA -- (0.1%)
    Other Securities..............................         $ 5,136,936            0.1%
                                                           -----------            ----

BELGIUM -- (0.0%)
    Other Securities..............................              51,749            0.0%
                                                           -----------            ----

CANADA -- (0.0%)
    Other Securities..............................             594,613            0.0%
                                                           -----------            ----

HONG KONG -- (0.0%)
    Other Securities..............................             778,767            0.0%
                                                           -----------            ----

JAPAN -- (0.0%)
    Other Securities..............................             734,860            0.0%
                                                           -----------            ----

MEXICO -- (0.0%)
    Other Securities..............................              75,865            0.0%
                                                           -----------            ----

NETHERLANDS -- (0.1%)
    Other Securities..............................           2,313,715            0.1%
                                                           -----------            ----

SOUTH AFRICA -- (0.0%)
    Other Securities..............................             176,274            0.0%
                                                           -----------            ----

TAIWAN -- (0.0%)
    Other Securities..............................              12,151            0.0%
                                                           -----------            ----

TURKEY -- (0.0%)
    Other Securities..............................              35,993            0.0%
                                                           -----------            ----

UNITED KINGDOM -- (0.0%)
    Other Securities..............................              12,509            0.0%
                                                           -----------            ----

UNITED STATES -- (27.2%)
    Alexandria Real Estate Equities, Inc.......... 127,935  11,891,558            0.3%
    American Campus Communities, Inc.............. 225,772  10,103,297            0.2%
    Apartment Investment & Management Co. Class A. 273,038  10,937,902            0.2%
    AvalonBay Communities, Inc.................... 222,272  39,295,467            0.9%
    Boston Properties, Inc........................ 242,586  31,259,632            0.7%
    Camden Property Trust......................... 151,525  12,232,613            0.3%
#   CubeSmart..................................... 306,376   9,071,793            0.2%
    DDR Corp...................................... 517,304   9,052,820            0.2%
    Digital Realty Trust, Inc..................... 245,968  21,640,265            0.5%
    Douglas Emmett, Inc........................... 268,352   8,708,022            0.2%
    Duke Realty Corp.............................. 603,002  13,187,654            0.3%
#   EPR Properties................................ 114,007   7,510,781            0.2%
    Equinix, Inc..................................  22,541   7,446,419            0.2%
    Equity Lifestyle Properties, Inc.............. 140,089   9,594,696            0.2%
    Equity Residential............................ 588,940  40,089,146            0.9%
    Essex Property Trust, Inc..................... 114,045  25,141,220            0.6%
    Extra Space Storage, Inc...................... 197,505  16,778,050            0.4%
    Federal Realty Investment Trust............... 116,621  17,735,722            0.4%
    General Growth Properties, Inc................ 905,899  25,392,349            0.6%
    HCP, Inc...................................... 811,698  27,459,743            0.6%
    Healthcare Trust of America, Inc. Class A..... 299,242   8,645,101            0.2%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              Percentage
                                                                   Shares       Value++     of Net Assets**
                                                                   ------       -------     ---------------
UNITED STATES -- (Continued)
#     Highwoods Properties, Inc.................................     180,655 $    8,442,008            0.2%
#     Host Hotels & Resorts, Inc................................   1,311,617     20,749,781            0.5%
#     Iron Mountain, Inc........................................     395,199     14,436,619            0.3%
      Kilroy Realty Corp........................................     160,900     10,427,929            0.2%
      Kimco Realty Corp.........................................     721,340     20,284,081            0.5%
      Liberty Property Trust....................................     285,282      9,956,342            0.2%
      Macerich Co. (The)........................................     226,137     17,204,503            0.4%
      Mid-America Apartment Communities, Inc....................     131,527     12,588,449            0.3%
      National Retail Properties, Inc...........................     245,970     10,763,647            0.2%
      Omega Healthcare Investors, Inc...........................     328,019     11,077,202            0.2%
      Prologis, Inc.............................................     861,707     39,130,115            0.9%
      Public Storage............................................     240,944     58,985,501            1.3%
      Realty Income Corp........................................     436,847     25,861,342            0.6%
      Regency Centers Corp......................................     170,217     12,544,993            0.3%
      Senior Housing Properties Trust...........................     448,993      7,893,297            0.2%
      Simon Property Group, Inc.................................     540,094    108,650,710            2.4%
      SL Green Realty Corp......................................     174,499     18,336,355            0.4%
      Sovran Self Storage, Inc..................................      73,571      7,814,712            0.2%
      Spirit Realty Capital, Inc................................     898,408     10,268,803            0.2%
      Taubman Centers, Inc......................................     114,953      7,983,486            0.2%
      UDR, Inc..................................................     446,056     15,576,276            0.3%
      Ventas, Inc...............................................     548,212     34,054,929            0.8%
      VEREIT, Inc...............................................   1,577,576     14,008,875            0.3%
      Vornado Realty Trust......................................     268,043     25,659,756            0.6%
      Weingarten Realty Investors...............................     215,370      7,951,460            0.2%
      Welltower, Inc............................................     603,375     41,886,293            0.9%
      WP Carey, Inc.............................................     176,193     10,763,630            0.2%
      Other Securities..........................................                275,121,037            6.0%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              1,221,596,381           27.3%
                                                                             --------------          ------
TOTAL COMMON STOCKS.............................................              1,231,519,813           27.5%
                                                                             --------------          ------

AFFILIATED INVESTMENT COMPANIES -- (71.8%)
UNITED STATES -- (71.8%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 287,730,253  1,602,657,507           35.8%
      DFA Real Estate Securities Portfolio DFA Investment
       Dimensions Group Inc.....................................  48,028,299  1,632,481,897           36.5%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,235,139,404           72.3%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,466,659,217
                                                                             --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund............................   3,139,358     36,322,371            0.8%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)...................................
  (Cost $3,701,762,863).......................................               $4,502,981,588          100.6%
                                                                             ==============          ======

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Common Stocks
  Australia.....................             -- $ 5,136,936   --    $    5,136,936
  Belgium.......................             --      51,749   --            51,749
  Canada........................ $      594,613          --   --           594,613
  Hong Kong.....................             --     778,767   --           778,767
  Japan.........................             --     734,860   --           734,860
  Mexico........................         75,865          --   --            75,865
  Netherlands...................             --   2,313,715   --         2,313,715
  South Africa..................             --     176,274   --           176,274
  Taiwan........................             --      12,151   --            12,151
  Turkey........................             --      35,993   --            35,993
  United Kingdom................             --      12,509   --            12,509
  United States.................  1,221,596,381          --   --     1,221,596,381
Affiliated Investment Companies
  United States.................  3,235,139,404          --   --     3,235,139,404
Securities Lending Collateral...             --  36,322,371   --        36,322,371
                                 -------------- -----------   --    --------------
TOTAL........................... $4,457,406,263 $45,575,325   --    $4,502,981,588
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                Percentage
                                      Shares      Value++     of Net Assets**
                                      ------      -------     ---------------
   COMMON STOCKS -- (90.4%)
   AUSTRALIA -- (6.6%)
       BlueScope Steel, Ltd........ 13,979,123 $   68,250,911            0.5%
       Treasury Wine Estates, Ltd..  5,703,502     40,159,778            0.3%
       Other Securities............               812,284,584            6.4%
                                               --------------            ----
   TOTAL AUSTRALIA.................               920,695,273            7.2%
                                               --------------            ----

   AUSTRIA -- (1.0%)
       Wienerberger AG.............  2,705,234     53,432,915            0.4%
       Other Securities............                85,832,556            0.7%
                                               --------------            ----
   TOTAL AUSTRIA...................               139,265,471            1.1%
                                               --------------            ----

   BELGIUM -- (1.2%)
       Other Securities............               173,769,800            1.3%
                                               --------------            ----

   CANADA -- (7.9%)
   *   New Gold, Inc...............  8,344,810     39,239,961            0.3%
   #   Precision Drilling Corp.....  9,215,142     47,812,684            0.4%
       RONA, Inc...................  2,992,633     56,957,102            0.5%
       Other Securities............               959,467,405            7.4%
                                               --------------            ----
   TOTAL CANADA....................             1,103,477,152            8.6%
                                               --------------            ----

   CHINA -- (0.0%)
       Other Securities............                 1,860,319            0.0%
                                               --------------            ----

   DENMARK -- (1.5%)
       Sydbank A.S.................  1,319,462     37,320,928            0.3%
       Other Securities............               170,611,641            1.3%
                                               --------------            ----
   TOTAL DENMARK...................               207,932,569            1.6%
                                               --------------            ----

   FINLAND -- (2.5%)
   #   Huhtamaki Oyj...............  1,164,372     45,800,624            0.4%
   #   Kesko Oyj Class B...........  1,468,229     58,726,912            0.5%
       Neste Oyj...................  1,254,581     40,202,465            0.3%
       Other Securities............               197,561,569            1.5%
                                               --------------            ----
   TOTAL FINLAND...................               342,291,570            2.7%
                                               --------------            ----

   FRANCE -- (4.3%)
       Arkema SA...................  1,008,246     80,474,640            0.6%
   *   Nexans SA...................    866,187     40,296,430            0.3%
       Rexel SA....................  3,309,555     50,181,373            0.4%
       Other Securities............               428,467,073            3.4%
                                               --------------            ----
   TOTAL FRANCE....................               599,419,516            4.7%
                                               --------------            ----

   GERMANY -- (6.6%)
       Aareal Bank AG..............  1,784,257     63,519,777            0.5%
       Aurubis AG..................  1,319,350     71,701,614            0.6%
   #   Bilfinger SE................    854,798     37,314,001            0.3%
       DMG Mori AG.................  1,252,749     60,056,008            0.5%
       Lanxess AG..................  1,559,962     81,694,612            0.6%
       Osram Licht AG..............  1,020,295     53,278,697            0.4%
       Rheinmetall AG..............  1,098,284     86,047,463            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                        Percentage
                                             Shares       Value++     of Net Assets**
                                             ------       -------     ---------------
GERMANY-- (Continued)
#   Salzgitter AG.........................   1,341,069 $   45,458,158            0.4%
    Other Securities......................                428,521,889            3.2%
                                                       --------------           -----
TOTAL GERMANY.............................                927,592,219            7.2%
                                                       --------------           -----

GREECE -- (0.0%)
    Other Securities......................                      1,967            0.0%
                                                       --------------           -----

HONG KONG -- (2.7%)
    Other Securities......................                379,871,260            2.9%
                                                       --------------           -----

IRELAND -- (0.4%)
    Smurfit Kappa Group P.L.C.............   1,403,675     37,258,397            0.3%
    Other Securities......................                 17,794,896            0.1%
                                                       --------------           -----
TOTAL IRELAND.............................                 55,053,293            0.4%
                                                       --------------           -----

ISRAEL -- (0.6%)
    Other Securities......................                 81,041,593            0.6%
                                                       --------------           -----

ITALY -- (3.8%)
    Banca Popolare dell'Emilia Romagna SC.  13,881,994     81,398,005            0.6%
    Banca Popolare di Milano Scarl........ 138,471,503    105,380,530            0.8%
#   Italcementi SpA.......................   3,958,034     46,967,470            0.4%
    Unipol Gruppo Finanziario SpA.........  12,426,970     53,353,095            0.4%
    Other Securities......................                246,264,355            1.9%
                                                       --------------           -----
TOTAL ITALY...............................                533,363,455            4.1%
                                                       --------------           -----

JAPAN -- (21.9%)
    Other Securities......................              3,062,570,517           23.8%
                                                       --------------           -----

NETHERLANDS -- (2.5%)
#   APERAM SA.............................   1,781,789     70,144,486            0.5%
#   SBM Offshore NV.......................   4,637,830     62,121,030            0.5%
    Other Securities......................                213,093,393            1.7%
                                                       --------------           -----
TOTAL NETHERLANDS.........................                345,358,909            2.7%
                                                       --------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................                 74,910,799            0.6%
                                                       --------------           -----

NORWAY -- (0.7%)
    Other Securities......................                 90,946,238            0.7%
                                                       --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                 38,743,109            0.3%
                                                       --------------           -----

SINGAPORE -- (1.4%)
    Other Securities......................                188,858,413            1.5%
                                                       --------------           -----

SPAIN -- (2.6%)
    Acciona SA............................     645,432     51,796,874            0.4%
    Gamesa Corp. Tecnologica SA...........   3,555,091     70,205,768            0.6%
    Other Securities......................                234,347,197            1.8%
                                                       --------------           -----
TOTAL SPAIN...............................                356,349,839            2.8%
                                                       --------------           -----

SWEDEN -- (3.1%)
    BillerudKorsnas AB....................   2,623,293     40,795,656            0.3%
    Holmen AB Class B.....................   1,365,261     47,077,595            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                               Percentage
                                    Shares       Value++     of Net Assets**
                                    ------       -------     ---------------
    SWEDEN -- (Continued)
        Saab AB Class B..........  1,160,690 $    39,756,280            0.3%
        Other Securities.........                303,665,024            2.4%
                                             ---------------           -----
    TOTAL SWEDEN.................                431,294,555            3.4%
                                             ---------------           -----

    SWITZERLAND -- (4.2%)
        Baloise Holding AG.......    422,896      52,420,679            0.4%
        Helvetia Holding AG......    179,222      96,527,152            0.8%
        Other Securities.........                438,886,273            3.4%
                                             ---------------           -----
    TOTAL SWITZERLAND............                587,834,104            4.6%
                                             ---------------           -----

    UNITED KINGDOM -- (14.1%)
        Beazley P.L.C............ 13,185,017      62,843,812            0.5%
        Bellway P.L.C............  3,313,114     118,633,480            0.9%
        Bodycote P.L.C...........  5,105,659      44,570,730            0.4%
        Bovis Homes Group P.L.C..  3,964,970      50,603,237            0.4%
    #   Carillion P.L.C..........  9,049,319      38,949,681            0.3%
        Centamin P.L.C........... 20,804,556      36,790,691            0.3%
        DS Smith P.L.C...........  8,524,227      47,542,090            0.4%
        Greene King P.L.C........  6,891,783      82,480,955            0.6%
        Hiscox, Ltd..............  7,439,820      98,062,344            0.8%
        Home Retail Group P.L.C.. 17,574,564      43,867,693            0.3%
        Inchcape P.L.C...........  7,454,059      73,936,863            0.6%
        John Wood Group P.L.C....  5,984,911      54,750,403            0.4%
        Man Group P.L.C.......... 26,341,969      56,977,144            0.5%
        Persimmon P.L.C..........  2,092,699      60,868,415            0.5%
        Taylor Wimpey P.L.C...... 21,266,727      57,368,195            0.5%
        Other Securities.........              1,045,519,277            8.0%
                                             ---------------           -----
    TOTAL UNITED KINGDOM.........              1,973,765,010           15.4%
                                             ---------------           -----

    UNITED STATES -- (0.0%)
        Other Securities.........                     89,418            0.0%
                                             ---------------           -----
    TOTAL COMMON STOCKS..........             12,616,356,368           98.2%
                                             ---------------           -----

    PREFERRED STOCKS -- (0.1%)
    GERMANY -- (0.1%)
        Other Securities.........                  5,511,315            0.0%
                                             ---------------           -----
    TOTAL PREFERRED STOCKS.......                  5,511,315            0.0%
                                             ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    AUSTRIA -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----

    GERMANY -- (0.0%)
        Other Securities.........                     31,085            0.0%
                                             ---------------           -----

    HONG KONG -- (0.0%)
        Other Securities.........                     45,228            0.0%
                                             ---------------           -----

    NORWAY -- (0.0%)
        Other Securities.........                         --            0.0%
                                             ---------------           -----
    SINGAPORE -- (0.0%)
        Other Securities.........                    472,996            0.0%
                                             ---------------           -----
    TOTAL RIGHTS/WARRANTS........                    549,309            0.0%
                                             ---------------           -----
    TOTAL INVESTMENT SECURITIES..             12,622,416,992
                                             ---------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@   DFA Short Term Investment Fund.. 114,916,154 $ 1,329,579,905           10.4%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,925,033,172).............               $13,951,996,897          108.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       Investments in Securities (Market Value)
                               -------------------------------------------------------
                                  Level 1         Level 2      Level 3      Total
                               -------------- ---------------  ------- ---------------
Common Stocks
  Australia...................             -- $   920,695,273    --    $   920,695,273
  Austria.....................             --     139,265,471    --        139,265,471
  Belgium.....................             --     173,769,800    --        173,769,800
  Canada...................... $1,102,859,801         617,351    --      1,103,477,152
  China.......................             --       1,860,319    --          1,860,319
  Denmark.....................             --     207,932,569    --        207,932,569
  Finland.....................             --     342,291,570    --        342,291,570
  France......................             --     599,419,516    --        599,419,516
  Germany.....................             --     927,592,219    --        927,592,219
  Greece......................             --           1,967    --              1,967
  Hong Kong...................      2,406,667     377,464,593    --        379,871,260
  Ireland.....................             --      55,053,293    --         55,053,293
  Israel......................             --      81,041,593    --         81,041,593
  Italy.......................             --     533,363,455    --        533,363,455
  Japan.......................     15,694,545   3,046,875,972    --      3,062,570,517
  Netherlands.................             --     345,358,909    --        345,358,909
  New Zealand.................             --      74,910,799    --         74,910,799
  Norway......................             --      90,946,238    --         90,946,238
  Portugal....................             --      38,743,109    --         38,743,109
  Singapore...................             --     188,858,413    --        188,858,413
  Spain.......................        181,646     356,168,193    --        356,349,839
  Sweden......................             --     431,294,555    --        431,294,555
  Switzerland.................        574,291     587,259,813    --        587,834,104
  United Kingdom..............             --   1,973,765,010    --      1,973,765,010
  United States...............         89,418              --    --             89,418
Preferred Stocks
  Germany.....................             --       5,511,315    --          5,511,315
Rights/Warrants
  Austria.....................             --              --    --                 --
  Germany.....................             --          31,085    --             31,085
  Hong Kong...................             --          45,228    --             45,228
  Norway......................             --              --    --                 --
  Singapore...................             --         472,996    --            472,996
Securities Lending Collateral.             --   1,329,579,905    --      1,329,579,905
Futures Contracts**...........      5,699,896              --    --          5,699,896
Forward Currency Contracts**..             --          (1,201)   --             (1,201)
                               -------------- ---------------    --    ---------------
TOTAL......................... $1,127,506,264 $12,830,189,328    --    $13,957,695,592
                               ============== ===============    ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                        Percentage
                                                 Shares    Value++    of Net Assets**
                                                 ------    -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $  3,927,369            0.2%
    BHP Billiton, Ltd........................... 314,531    4,912,011            0.3%
    Macquarie Group, Ltd........................  83,903    4,019,372            0.2%
    Woodside Petroleum, Ltd..................... 226,867    4,857,222            0.3%
    Other Securities............................           98,704,796            5.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          116,420,770            6.6%
                                                         ------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................           11,208,001            0.6%
                                                         ------------            ----

BELGIUM -- (1.8%)
    Ageas.......................................  83,970    3,299,740            0.2%
    Anheuser-Busch InBev NV.....................  27,589    3,422,522            0.2%
    Delhaize Group..............................  43,074    4,526,415            0.3%
#   Umicore SA..................................  56,575    2,824,199            0.2%
    Other Securities............................           21,692,128            1.1%
                                                         ------------            ----
TOTAL BELGIUM...................................           35,765,004            2.0%
                                                         ------------            ----

CANADA -- (7.9%)
*   Kinross Gold Corp........................... 601,124    3,425,549            0.2%
    Suncor Energy, Inc.......................... 139,453    4,093,441            0.3%
    Other Securities............................          145,373,036            8.2%
                                                         ------------            ----
TOTAL CANADA....................................          152,892,026            8.7%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................              360,059            0.0%
                                                         ------------            ----

DENMARK -- (1.8%)
    Novo Nordisk A.S. Class B...................  52,427    2,927,228            0.2%
    Other Securities............................           31,430,502            1.8%
                                                         ------------            ----
TOTAL DENMARK...................................           34,357,730            2.0%
                                                         ------------            ----

FINLAND -- (1.9%)
    UPM-Kymmene Oyj............................. 273,652    5,238,266            0.3%
    Other Securities............................           31,782,870            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           37,021,136            2.1%
                                                         ------------            ----

FRANCE -- (5.9%)
#   AXA SA...................................... 110,215    2,782,885            0.2%
    BNP Paribas SA..............................  73,561    3,895,712            0.2%
    Cie de Saint-Gobain......................... 110,562    5,066,231            0.3%
    Sanofi......................................  34,442    2,838,936            0.2%
#   Technip SA..................................  50,974    2,987,590            0.2%
    Total SA.................................... 240,139   12,136,816            0.7%
    Other Securities............................           84,649,422            4.7%
                                                         ------------            ----
TOTAL FRANCE....................................          114,357,592            6.5%
                                                         ------------            ----

GERMANY -- (5.5%)
    Allianz SE..................................  25,753    4,381,303            0.3%
    BASF SE.....................................  38,075    3,149,975            0.2%
    Bayerische Motoren Werke AG.................  33,040    3,056,648            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  Percentage
                                           Shares    Value++    of Net Assets**
                                           ------    -------    ---------------
 GERMANY -- (Continued)
     Daimler AG...........................  89,896 $  6,263,651            0.4%
     E.ON SE.............................. 393,681    4,080,177            0.2%
     Other Securities.....................           86,068,552            4.8%
                                                   ------------           -----
 TOTAL GERMANY............................          107,000,306            6.1%
                                                   ------------           -----

 HONG KONG -- (2.7%)
     Other Securities.....................           52,371,165            3.0%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities.....................           10,489,734            0.6%
                                                   ------------           -----

 ISRAEL -- (0.7%)
     Other Securities.....................           13,106,771            0.7%
                                                   ------------           -----

 ITALY -- (2.7%)
     Assicurazioni Generali SpA........... 290,493    4,441,519            0.3%
     Eni SpA.............................. 211,731    3,459,035            0.2%
     Other Securities.....................           43,555,555            2.4%
                                                   ------------           -----
 TOTAL ITALY..............................           51,456,109            2.9%
                                                   ------------           -----

 JAPAN -- (20.9%)
     Aeon Co., Ltd........................ 193,419    2,898,461            0.2%
     Honda Motor Co., Ltd................. 108,123    2,917,782            0.2%
     Mitsubishi UFJ Financial Group, Inc.. 817,300    3,771,686            0.2%
     Toyota Motor Corp. Sponsored ADR.....  36,827    3,745,306            0.2%
     Other Securities.....................          392,945,517           22.3%
                                                   ------------           -----
 TOTAL JAPAN..............................          406,278,752           23.1%
                                                   ------------           -----

 NETHERLANDS -- (2.7%)
     ING Groep NV......................... 227,723    2,790,385            0.2%
     Koninklijke DSM NV...................  71,745    4,403,461            0.3%
     Other Securities.....................           44,776,969            2.5%
                                                   ------------           -----
 TOTAL NETHERLANDS........................           51,970,815            3.0%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities.....................            9,520,443            0.5%
                                                   ------------           -----

 NORWAY -- (0.8%)
     Other Securities.....................           16,158,737            0.9%
                                                   ------------           -----

 PORTUGAL -- (0.3%)
     Other Securities.....................            5,648,473            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities.....................           21,756,485            1.2%
                                                   ------------           -----

 SPAIN -- (2.2%)
     Banco Santander SA................... 853,014    4,331,877            0.3%
     Other Securities.....................           38,003,601            2.1%
                                                   ------------           -----
 TOTAL SPAIN..............................           42,335,478            2.4%
                                                   ------------           -----

 SWEDEN -- (2.7%)
     Other Securities.....................           51,922,528            3.0%
                                                   ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
SWITZERLAND -- (6.2%)
    Baloise Holding AG..............................    24,834 $    3,078,334            0.2%
    Clariant AG.....................................   182,599      3,459,625            0.2%
    Flughafen Zuerich AG............................     3,315      3,045,379            0.2%
    Lonza Group AG..................................    20,074      3,348,107            0.2%
    Nestle SA.......................................   110,012      8,211,257            0.5%
    Novartis AG.....................................    52,784      4,016,979            0.2%
    Novartis AG Sponsored ADR.......................    73,269      5,566,246            0.3%
    Swiss Life Holding AG...........................    12,759      3,226,963            0.2%
    Swiss Re AG.....................................    45,227      4,019,710            0.2%
    Other Securities................................               83,165,711            4.7%
                                                               --------------           -----
TOTAL SWITZERLAND...................................              121,138,311            6.9%
                                                               --------------           -----

UNITED KINGDOM -- (14.3%)
    Barratt Developments P.L.C......................   426,314      3,319,876            0.2%
    BP P.L.C. Sponsored ADR.........................   289,506      9,721,617            0.6%
    HSBC Holdings P.L.C. Sponsored ADR..............   225,279      7,508,549            0.4%
    J Sainsbury P.L.C...............................   683,557      2,892,001            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   142,317      7,527,151            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   113,939      6,078,646            0.4%
    Vodafone Group P.L.C............................   935,888      3,015,279            0.2%
    Vodafone Group P.L.C. Sponsored ADR.............   142,624      4,669,516            0.3%
#   WM Morrison Supermarkets P.L.C.................. 1,327,157      3,713,504            0.2%
    Other Securities................................              228,878,663           12.8%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              277,324,802           15.7%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            1,740,861,227           98.8%
                                                               --------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities................................                6,400,476            0.4%
                                                               --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities................................                      791            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................                6,401,267            0.4%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                        5            0.0%
                                                               --------------           -----

AUSTRIA -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

GERMANY -- (0.0%)
    Other Securities................................                    1,106            0.0%
                                                               --------------           -----

HONG KONG -- (0.0%)
    Other Securities................................                    3,424            0.0%
                                                               --------------           -----

NORWAY -- (0.0%)
    Other Securities................................                       --            0.0%
                                                               --------------           -----

SINGAPORE -- (0.0%)
    Other Securities................................                   25,005            0.0%
                                                               --------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------
SWEDEN -- (0.0%)
        Other Securities................            $        4,448            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                    33,988            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,747,296,482
                                                    --------------

                                                       Value+
                                             -         ------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@    DFA Short Term Investment Fund.. 16,695,254    193,164,090           11.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,869,019,904)                              $1,940,460,572          110.2%
                                                    ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  2,616,470 $  113,804,300   --    $  116,420,770
  Austria.....................           --     11,208,001   --        11,208,001
  Belgium.....................    1,559,858     34,205,146   --        35,765,004
  Canada......................  152,856,522         35,504   --       152,892,026
  China.......................           --        360,059   --           360,059
  Denmark.....................          716     34,357,014   --        34,357,730
  Finland.....................           --     37,021,136   --        37,021,136
  France......................      478,208    113,879,384   --       114,357,592
  Germany.....................    3,107,345    103,892,961   --       107,000,306
  Hong Kong...................      346,043     52,025,122   --        52,371,165
  Ireland.....................    2,005,795      8,483,939   --        10,489,734
  Israel......................    2,542,040     10,564,731   --        13,106,771
  Italy.......................      571,572     50,884,537   --        51,456,109
  Japan.......................    8,545,691    397,733,061   --       406,278,752
  Netherlands.................    4,903,846     47,066,969   --        51,970,815
  New Zealand.................        6,329      9,514,114   --         9,520,443
  Norway......................      716,257     15,442,480   --        16,158,737
  Portugal....................           --      5,648,473   --         5,648,473
  Singapore...................        4,343     21,752,142   --        21,756,485
  Spain.......................    2,556,694     39,778,784   --        42,335,478
  Sweden......................      273,054     51,649,474   --        51,922,528
  Switzerland.................   10,062,622    111,075,689   --       121,138,311
  United Kingdom..............   52,256,035    225,068,767   --       277,324,802
Preferred Stocks
  Germany.....................           --      6,400,476   --         6,400,476
  United Kingdom..............           --            791   --               791
Rights/Warrants
  Australia...................           --              5   --                 5
  Austria.....................           --             --   --                --
  Germany.....................           --          1,106   --             1,106
  Hong Kong...................           --          3,424   --             3,424
  Norway......................           --             --   --                --
  Singapore...................           --         25,005   --            25,005
  Sweden......................           --          4,448   --             4,448
Securities Lending Collateral.           --    193,164,090   --       193,164,090
                               ------------ --------------   --    --------------
TOTAL......................... $245,409,440 $1,695,051,132   --    $1,940,460,572
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                            Shares      Value+
                                                           --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company........................           $120,762,084
Investment in Dimensional Emerging Markets Value Fund.....             42,158,597
Investment in DFA International Small Cap Value Portfolio
  DFA Investment Dimensions Group Inc..................... 1,120,881   21,386,406
                                                                     ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $190,686,820)..................................            184,307,087
                                                                     ============

Summary of the portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $184,307,087   --      --    $184,307,087
                                    ------------   --      --    ------------
   TOTAL........................... $184,307,087   --      --    $184,307,087
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                             Percentage
                                       Shares    Value++   of Net Assets**
                                       ------    -------   ---------------
     COMMON STOCKS -- (97.3%)
     AUSTRALIA -- (5.5%)
         Incitec Pivot, Ltd........... 229,347 $   557,343            0.2%
         Santos, Ltd.................. 204,830     737,899            0.3%
         Other Securities.............          12,427,121            5.0%
                                               -----------            ----
     TOTAL AUSTRALIA..................          13,722,363            5.5%
                                               -----------            ----

     AUSTRIA -- (0.8%)
         OMV AG.......................  23,148     696,524            0.3%
         Other Securities.............           1,237,066            0.5%
                                               -----------            ----
     TOTAL AUSTRIA....................           1,933,590            0.8%
                                               -----------            ----

     BELGIUM -- (1.1%)
         Ageas........................  28,003   1,100,427            0.4%
         Solvay SA....................   6,658     674,526            0.3%
         Other Securities.............           1,065,259            0.4%
                                               -----------            ----
     TOTAL BELGIUM....................           2,840,212            1.1%
                                               -----------            ----

     BRAZIL -- (1.1%)
         Kroton Educacional SA........ 178,300     663,587            0.3%
         Other Securities.............           1,981,364            0.8%
                                               -----------            ----
     TOTAL BRAZIL.....................           2,644,951            1.1%
                                               -----------            ----

     CANADA -- (6.6%)
     *   Kinross Gold Corp............ 119,643     681,794            0.3%
         Teck Resources, Ltd. Class B.  48,198     590,039            0.2%
         Yamana Gold, Inc............. 140,071     694,382            0.3%
         Other Securities.............          14,594,386            5.9%
                                               -----------            ----
     TOTAL CANADA.....................          16,560,601            6.7%
                                               -----------            ----

     CHILE -- (0.2%)
         Other Securities.............             527,229            0.2%
                                               -----------            ----

     CHINA -- (5.7%)
         Other Securities.............          14,358,061            5.8%
                                               -----------            ----

     COLOMBIA -- (0.0%)
         Other Securities.............             125,227            0.1%
                                               -----------            ----

     DENMARK -- (1.3%)
         Other Securities.............           3,238,837            1.3%
                                               -----------            ----

     FINLAND -- (1.9%)
         Neste Oyj....................  17,647     565,490            0.2%
         Stora Enso Oyj Class R.......  70,796     618,976            0.3%
         UPM-Kymmene Oyj..............  72,885   1,395,170            0.6%
         Other Securities.............           2,192,234            0.8%
                                               -----------            ----
     TOTAL FINLAND....................           4,771,870            1.9%
                                               -----------            ----

     FRANCE -- (4.1%)
         Arkema SA....................   9,229     736,626            0.3%
         SCOR SE......................  23,193     790,085            0.3%
         Technip SA...................  14,725     863,033            0.4%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 FRANCE -- (Continued)
     Other Securities......................         $ 7,801,483            3.1%
                                                    -----------           -----
 TOTAL FRANCE..............................          10,191,227            4.1%
                                                    -----------           -----

 GERMANY -- (4.8%)
     Lanxess AG............................  11,884     622,360            0.3%
     Osram Licht AG........................  10,639     555,557            0.2%
     Rheinmetall AG........................   8,438     661,094            0.3%
 *   RWE AG................................  39,393     590,209            0.3%
     ThyssenKrupp AG.......................  24,717     575,951            0.2%
     Other Securities......................           9,036,196            3.5%
                                                    -----------           -----
 TOTAL GERMANY.............................          12,041,367            4.8%
                                                    -----------           -----

 HONG KONG -- (2.0%)
     Other Securities......................           5,109,809            2.1%
                                                    -----------           -----

 INDIA -- (2.4%)
     Other Securities......................           5,979,674            2.4%
                                                    -----------           -----

 INDONESIA -- (0.6%)
     Other Securities......................           1,570,865            0.6%
                                                    -----------           -----

 IRELAND -- (0.5%)
     Smurfit Kappa Group P.L.C.............  34,342     911,556            0.4%
     Other Securities......................             290,531            0.1%
                                                    -----------           -----
 TOTAL IRELAND.............................           1,202,087            0.5%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................           1,347,339            0.5%
                                                    -----------           -----

 ITALY -- (2.6%)
     Banca Popolare dell'Emilia Romagna SC.  99,170     581,490            0.3%
     Banca Popolare di Milano Scarl........ 961,134     731,449            0.3%
     Unione di Banche Italiane SpA......... 148,196     629,922            0.3%
     Other Securities......................           4,486,531            1.7%
                                                    -----------           -----
 TOTAL ITALY...............................           6,429,392            2.6%
                                                    -----------           -----

 JAPAN -- (16.5%)
     Other Securities......................          41,470,577           16.7%
                                                    -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities......................           2,288,089            0.9%
                                                    -----------           -----

 MEXICO -- (1.1%)
 *   Cemex S.A.B. de C.V................... 905,937     672,950            0.3%
     Other Securities......................           2,076,737            0.8%
                                                    -----------           -----
 TOTAL MEXICO..............................           2,749,687            1.1%
                                                    -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA.............................  14,890     586,181            0.2%
     Koninklijke DSM NV....................  11,507     706,260            0.3%
     Other Securities......................           2,084,049            0.9%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           3,376,490            1.4%
                                                    -----------           -----

 NEW ZEALAND -- (0.7%)
     Other Securities......................           1,688,650            0.7%
                                                    -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  Percentage
                                            Shares    Value++   of Net Assets**
                                            ------    -------   ---------------
 NORWAY -- (0.8%)
     Other Securities......................         $ 1,912,139            0.8%
                                                    -----------            ----

 PHILIPPINES -- (0.2%)
     Other Securities......................             594,111            0.2%
                                                    -----------            ----

 POLAND -- (0.3%)
     Other Securities......................             762,815            0.3%
                                                    -----------            ----

 PORTUGAL -- (0.3%)
     Other Securities......................             684,938            0.3%
                                                    -----------            ----

 SINGAPORE -- (0.8%)
     Other Securities......................           2,025,503            0.8%
                                                    -----------            ----

 SOUTH AFRICA -- (2.0%)
 *   AngloGold Ashanti, Ltd. Sponsored ADR.  47,956     788,876            0.3%
     Other Securities......................           4,341,721            1.8%
                                                    -----------            ----
 TOTAL SOUTH AFRICA........................           5,130,597            2.1%
                                                    -----------            ----

 SOUTH KOREA -- (5.8%)
     Other Securities......................          14,594,159            5.9%
                                                    -----------            ----

 SPAIN -- (1.6%)
     Banco de Sabadell SA.................. 368,761     706,578            0.3%
     Other Securities......................           3,407,941            1.4%
                                                    -----------            ----
 TOTAL SPAIN...............................           4,114,519            1.7%
                                                    -----------            ----

 SWEDEN -- (2.0%)
     Other Securities......................           5,054,997            2.0%
                                                    -----------            ----

 SWITZERLAND -- (3.7%)
     Baloise Holding AG....................   6,236     772,992            0.3%
 *   Dufry AG..............................   4,813     634,439            0.3%
     Helvetia Holding AG...................   1,207     650,078            0.3%
     Swiss Life Holding AG.................   4,696   1,187,697            0.5%
     Other Securities......................           5,948,071            2.3%
                                                    -----------            ----
 TOTAL SWITZERLAND.........................           9,193,277            3.7%
                                                    -----------            ----

 TAIWAN -- (4.0%)
     Other Securities......................          10,094,682            4.1%
                                                    -----------            ----

 THAILAND -- (0.7%)
     Other Securities......................           1,678,671            0.7%
                                                    -----------            ----

 TURKEY -- (0.4%)
     Other Securities......................           1,049,361            0.4%
                                                    -----------            ----

 UNITED KINGDOM -- (12.5%)
     Barratt Developments P.L.C............  91,018     708,793            0.3%
     Bellway P.L.C.........................  25,648     918,384            0.4%
     Berkeley Group Holdings P.L.C.........  15,152     663,968            0.3%
     Direct Line Insurance Group P.L.C..... 174,812     926,087            0.4%
     GKN P.L.C............................. 171,282     698,988            0.3%
     Greene King P.L.C.....................  51,273     613,636            0.3%
     Hiscox, Ltd...........................  55,044     725,521            0.3%
     Inchcape P.L.C........................  64,830     643,049            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
         Investec P.L.C..................  76,209 $    583,609            0.2%
         J Sainsbury P.L.C............... 179,895      761,102            0.3%
         Johnson Matthey P.L.C...........  24,288    1,026,537            0.4%
         Randgold Resources, Ltd.........  11,902    1,188,870            0.5%
         Royal Mail P.L.C................ 123,358      878,625            0.4%
         RSA Insurance Group P.L.C....... 129,305      868,577            0.4%
         Smiths Group P.L.C..............  49,987      811,208            0.3%
         Travis Perkins P.L.C............  34,083      922,114            0.4%
         WM Morrison Supermarkets P.L.C.. 241,087      674,583            0.3%
         Other Securities................           17,710,024            6.8%
                                                  ------------          ------
  TOTAL UNITED KINGDOM...................           31,323,675           12.6%
                                                  ------------          ------
  TOTAL COMMON STOCKS....................          244,381,638           98.5%
                                                  ------------          ------

  PREFERRED STOCKS -- (0.5%)
  BRAZIL -- (0.3%)
         Other Securities................              707,150            0.3%
                                                  ------------          ------

  CHILE -- (0.0%)
         Other Securities................               24,345            0.0%
                                                  ------------          ------

  COLOMBIA -- (0.0%)
         Other Securities................               42,206            0.0%
                                                  ------------          ------

  GERMANY -- (0.2%)
         Other Securities................              450,943            0.2%
                                                  ------------          ------
  TOTAL PREFERRED STOCKS.................            1,224,644            0.5%
                                                  ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  BRAZIL -- (0.0%)
         Other Securities................                  493            0.0%
                                                  ------------          ------

  GERMANY -- (0.0%)
         Other Securities................                  292            0.0%
                                                  ------------          ------

  HONG KONG -- (0.0%)
         Other Securities................                  673            0.0%
                                                  ------------          ------

  NORWAY -- (0.0%)
         Other Securities................                   --            0.0%
                                                  ------------          ------

  SINGAPORE -- (0.0%)
         Other Securities................                4,097            0.0%
                                                  ------------          ------

  THAILAND -- (0.0%)
         Other Securities................               26,261            0.0%
                                                  ------------          ------
  TOTAL RIGHTS/WARRANTS..................               31,816            0.0%
                                                  ------------          ------
  TOTAL INVESTMENT SECURITIES............          245,638,098
                                                  ------------

                                                    Value+
                                                    ------
  SECURITIES LENDING COLLATERAL -- (2.2%)
  (S)@   DFA Short Term Investment Fund.. 484,106 $  5,601,103            2.3%
                                                  ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $239,178,634)................           $251,239,201          101.3%
                                                  ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 13,722,363   --    $ 13,722,363
    Austria.....................          --    1,933,590   --       1,933,590
    Belgium.....................          --    2,840,212   --       2,840,212
    Brazil...................... $ 2,644,951           --   --       2,644,951
    Canada......................  16,560,601           --   --      16,560,601
    Chile.......................     155,985      371,244   --         527,229
    China.......................          --   14,358,061   --      14,358,061
    Colombia....................     125,227           --   --         125,227
    Denmark.....................          --    3,238,837   --       3,238,837
    Finland.....................          --    4,771,870   --       4,771,870
    France......................          --   10,191,227   --      10,191,227
    Germany.....................          --   12,041,367   --      12,041,367
    Hong Kong...................      30,568    5,079,241   --       5,109,809
    India.......................          --    5,979,674   --       5,979,674
    Indonesia...................          --    1,570,865   --       1,570,865
    Ireland.....................          --    1,202,087   --       1,202,087
    Israel......................          --    1,347,339   --       1,347,339
    Italy.......................          --    6,429,392   --       6,429,392
    Japan.......................      65,134   41,405,443   --      41,470,577
    Malaysia....................          --    2,288,089   --       2,288,089
    Mexico......................   2,749,687           --   --       2,749,687
    Netherlands.................          --    3,376,490   --       3,376,490
    New Zealand.................          --    1,688,650   --       1,688,650
    Norway......................          --    1,912,139   --       1,912,139
    Philippines.................          --      594,111   --         594,111
    Poland......................          --      762,815   --         762,815
    Portugal....................          --      684,938   --         684,938
    Singapore...................          --    2,025,503   --       2,025,503
    South Africa................   1,434,666    3,695,931   --       5,130,597
    South Korea.................          --   14,594,159   --      14,594,159
    Spain.......................      14,111    4,100,408   --       4,114,519
    Sweden......................          --    5,054,997   --       5,054,997
    Switzerland.................      86,163    9,107,114   --       9,193,277
    Taiwan......................          --   10,094,682   --      10,094,682
    Thailand....................   1,678,671           --   --       1,678,671
    Turkey......................          --    1,049,361   --       1,049,361
    United Kingdom..............          --   31,323,675   --      31,323,675
  Preferred Stocks
    Brazil......................     707,150           --   --         707,150
    Chile.......................          --       24,345   --          24,345
    Colombia....................      42,206           --   --          42,206
    Germany.....................          --      450,943   --         450,943
  Rights/Warrants
    Brazil......................          --          493   --             493
    Germany.....................          --          292   --             292
    Hong Kong...................          --          673   --             673
    Norway......................          --           --   --              --
    Singapore...................          --        4,097   --           4,097
    Thailand....................          --       26,261   --          26,261
  Securities Lending Collateral.          --    5,601,103   --       5,601,103
  Forward Currency Contracts**..          --            9   --               9
                                 ----------- ------------   --    ------------
  TOTAL......................... $26,295,120 $224,944,090   --    $251,239,210
                                 =========== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                 Percentage
                                                          Shares     Value++   of Net Assets**
                                                          ------     -------   ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (4.6%)
    Australia & New Zealand Banking Group, Ltd..........   155,652 $ 2,853,089            0.2%
    BHP Billiton, Ltd...................................   207,411   3,239,125            0.2%
    Commonwealth Bank of Australia......................    42,958   2,398,217            0.2%
    National Australia Bank, Ltd........................   157,323   3,227,643            0.2%
#   Westpac Banking Corp................................   191,634   4,498,328            0.3%
    Other Securities....................................            56,252,441            3.8%
                                                                   -----------            ----
TOTAL AUSTRALIA.........................................            72,468,843            4.9%
                                                                   -----------            ----

AUSTRIA -- (0.4%)
    Other Securities....................................             7,037,381            0.5%
                                                                   -----------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev NV.............................    39,170   4,859,190            0.3%
    Other Securities....................................            13,385,834            0.9%
                                                                   -----------            ----
TOTAL BELGIUM...........................................            18,245,024            1.2%
                                                                   -----------            ----

BRAZIL -- (1.3%)
    Other Securities....................................            19,849,306            1.4%
                                                                   -----------            ----

CANADA -- (5.8%)
    Canadian Natural Resources, Ltd.....................    71,701   2,152,464            0.2%
    Royal Bank of Canada................................    64,900   4,031,588            0.3%
    Other Securities....................................            86,419,197            5.8%
                                                                   -----------            ----
TOTAL CANADA............................................            92,603,249            6.3%
                                                                   -----------            ----

CHILE -- (0.2%)
    Other Securities....................................             3,784,738            0.3%
                                                                   -----------            ----

CHINA -- (4.5%)
    China Construction Bank Corp. Class H............... 6,088,000   3,866,653            0.3%
    China Mobile, Ltd. Sponsored ADR....................    39,357   2,263,815            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 4,742,000   2,538,871            0.2%
    Other Securities....................................            63,004,471            4.2%
                                                                   -----------            ----
TOTAL CHINA.............................................            71,673,810            4.9%
                                                                   -----------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................             1,212,413            0.1%
                                                                   -----------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................               292,472            0.0%
                                                                   -----------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B...........................    52,084   2,908,076            0.2%
    Other Securities....................................            18,648,196            1.3%
                                                                   -----------            ----
TOTAL DENMARK...........................................            21,556,272            1.5%
                                                                   -----------            ----

EGYPT -- (0.0%)
    Other Securities....................................               117,060            0.0%
                                                                   -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              Percentage
                                                        Shares    Value++   of Net Assets**
                                                        ------    -------   ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj.................................... 130,315 $ 2,494,499            0.2%
    Other Securities...................................          16,433,755            1.1%
                                                                -----------            ----
TOTAL FINLAND..........................................          18,928,254            1.3%
                                                                -----------            ----

FRANCE -- (5.0%)
    Cie de Saint-Gobain................................  49,612   2,273,348            0.2%
    Cie Generale des Etablissements Michelin...........  23,605   2,465,543            0.2%
#   Sanofi.............................................  35,579   2,932,655            0.2%
    Total SA........................................... 185,779   9,389,419            0.6%
    Other Securities...................................          62,784,584            4.2%
                                                                -----------            ----
TOTAL FRANCE...........................................          79,845,549            5.4%
                                                                -----------            ----

GERMANY -- (4.9%)
    Allianz SE.........................................  15,044   2,559,404            0.2%
    BASF SE............................................  63,703   5,270,200            0.4%
    Bayerische Motoren Werke AG........................  37,367   3,456,954            0.2%
    Daimler AG.........................................  84,976   5,920,842            0.4%
    Deutsche Telekom AG................................ 206,421   3,623,396            0.3%
    E.ON SE............................................ 312,916   3,243,115            0.2%
    Other Securities...................................          54,132,557            3.6%
                                                                -----------            ----
TOTAL GERMANY..........................................          78,206,468            5.3%
                                                                -----------            ----

GREECE -- (0.0%)
    Other Securities...................................             413,575            0.0%
                                                                -----------            ----

HONG KONG -- (2.1%)
    AIA Group, Ltd..................................... 557,400   3,328,673            0.2%
    Other Securities...................................          29,612,084            2.0%
                                                                -----------            ----
TOTAL HONG KONG........................................          32,940,757            2.2%
                                                                -----------            ----

HUNGARY -- (0.1%)
    Other Securities...................................             985,664            0.1%
                                                                -----------            ----

INDIA -- (2.0%)
    Other Securities...................................          30,986,814            2.1%
                                                                -----------            ----

INDONESIA -- (0.5%)
    Other Securities...................................           8,001,945            0.5%
                                                                -----------            ----

IRELAND -- (0.4%)
    Other Securities...................................           6,366,244            0.4%
                                                                -----------            ----

ISRAEL -- (0.5%)
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  43,337   2,359,700            0.2%
    Other Securities...................................           4,853,172            0.3%
                                                                -----------            ----
TOTAL ISRAEL...........................................           7,212,872            0.5%
                                                                -----------            ----

ITALY -- (2.0%)
    Assicurazioni Generali SpA......................... 164,855   2,520,566            0.2%
    Eni SpA............................................ 205,577   3,358,498            0.2%
    Other Securities...................................          25,248,498            1.7%
                                                                -----------            ----
TOTAL ITALY............................................          31,127,562            2.1%
                                                                -----------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Percentage
                                          Shares    Value++    of Net Assets**
                                          ------    -------    ---------------
  JAPAN -- (16.0%)
      Hitachi, Ltd....................... 480,000 $  2,199,468            0.2%
      Honda Motor Co., Ltd............... 104,700    2,825,410            0.2%
      Nissan Motor Co., Ltd.............. 257,500    2,285,061            0.2%
      Toyota Motor Corp.................. 144,900    7,344,938            0.5%
      Other Securities...................          239,955,065           16.2%
                                                  ------------           -----
  TOTAL JAPAN............................          254,609,942           17.3%
                                                  ------------           -----

  MALAYSIA -- (0.7%)
      Other Securities...................           10,306,200            0.7%
                                                  ------------           -----

  MEXICO -- (1.0%)
      Other Securities...................           15,229,451            1.0%
                                                  ------------           -----

  NETHERLANDS -- (1.9%)
      Akzo Nobel NV......................  33,291    2,365,212            0.2%
      Koninklijke DSM NV.................  39,424    2,419,709            0.2%
      Other Securities...................           26,065,370            1.7%
                                                  ------------           -----
  TOTAL NETHERLANDS......................           30,850,291            2.1%
                                                  ------------           -----

  NEW ZEALAND -- (0.4%)
      Other Securities...................            6,520,871            0.4%
                                                  ------------           -----

  NORWAY -- (0.6%)
      Other Securities...................            9,450,928            0.6%
                                                  ------------           -----

  PERU -- (0.0%)
      Other Securities...................              197,442            0.0%
                                                  ------------           -----

  PHILIPPINES -- (0.3%)
      Other Securities...................            4,783,606            0.3%
                                                  ------------           -----

  POLAND -- (0.3%)
      Other Securities...................            4,579,048            0.3%
                                                  ------------           -----

  PORTUGAL -- (0.2%)
      Other Securities...................            3,849,511            0.3%
                                                  ------------           -----

  RUSSIA -- (0.3%)
      Other Securities...................            4,072,793            0.3%
                                                  ------------           -----

  SINGAPORE -- (0.8%)
      Other Securities...................           12,812,884            0.9%
                                                  ------------           -----

  SOUTH AFRICA -- (1.7%)
      Other Securities...................           27,638,548            1.9%
                                                  ------------           -----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   7,245    7,895,823            0.6%
      Other Securities...................           55,585,172            3.7%
                                                  ------------           -----
  TOTAL SOUTH KOREA......................           63,480,995            4.3%
                                                  ------------           -----

  SPAIN -- (1.9%)
      Banco Bilbao Vizcaya Argentaria SA. 412,856    2,837,066            0.2%
      Banco Santander SA................. 590,578    2,999,146            0.2%
      Iberdrola SA....................... 336,198    2,393,306            0.2%
      Other Securities...................           22,208,023            1.5%
                                                  ------------           -----
  TOTAL SPAIN............................           30,437,541            2.1%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       Percentage
                                                             Shares      Value++     of Net Assets**
                                                             ------      -------     ---------------
SWEDEN -- (2.1%)
    Other Securities.......................................           $   33,483,071            2.3%
                                                                      --------------           -----

SWITZERLAND -- (4.9%)
    ABB, Ltd...............................................   127,841      2,706,428            0.2%
    Cie Financiere Richemont SA............................    43,082      2,872,717            0.2%
    Nestle SA..............................................   188,507     14,070,096            1.0%
    Novartis AG............................................    46,381      3,529,696            0.3%
    Roche Holding AG.......................................    11,852      2,998,665            0.2%
    Syngenta AG............................................     8,330      3,341,704            0.2%
    Other Securities.......................................               48,954,124            3.2%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................               78,473,430            5.3%
                                                                      --------------           -----

TAIWAN -- (3.0%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   103,887      2,450,694            0.2%
    Other Securities.......................................               45,088,263            3.0%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               47,538,957            3.2%
                                                                      --------------           -----

THAILAND -- (0.5%)
    Other Securities.......................................                8,346,194            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                5,352,375            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (12.1%)
    BP P.L.C. Sponsored ADR................................   265,854      8,927,373            0.6%
    HSBC Holdings P.L.C. Sponsored ADR.....................   143,062      4,768,256            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   108,253      5,725,526            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........    67,335      3,592,322            0.3%
    SSE P.L.C..............................................   122,363      2,703,434            0.2%
    Vodafone Group P.L.C................................... 1,177,738      3,794,481            0.3%
    Other Securities.......................................              162,598,773           11.0%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              192,110,165           13.1%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                   47,390            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            1,448,027,905           98.4%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.5%)
    Other Securities.......................................                6,928,936            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  131,925            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  159,976            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Other Securities.......................................                4,975,263            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,092            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               12,197,192            0.8%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                          ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................            $        1,483            0.0%
                                                   --------------          ------

GERMANY -- (0.0%)
       Other Securities................                       616            0.0%
                                                   --------------          ------

SINGAPORE -- (0.0%)
       Other Securities................                     7,833            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                     6,231            0.0%
                                                   --------------          ------

SWEDEN -- (0.0%)
       Other Securities................                     7,320            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    33,526            0.0%
                                                   --------------          ------

TOTAL RIGHTS/WARRANTS..................                    57,009            0.0%
                                                   --------------          ------

TOTAL INVESTMENT SECURITIES............             1,460,282,106
                                                   --------------

                                                      Value+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@   DFA Short Term Investment Fund.. 10,940,211    126,578,247            8.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,632,847,885)                             $1,586,860,353          107.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            Investments in Securities (Market Value)
                           -------------------------------------------
                             Level 1     Level 2   Level 3    Total
                           ----------- ----------- ------- -----------
         Common Stocks
           Australia...... $   798,326 $71,670,517   --    $72,468,843
           Austria........          --   7,037,381   --      7,037,381
           Belgium........     550,595  17,694,429   --     18,245,024
           Brazil.........  19,849,306          --   --     19,849,306
           Canada.........  92,592,071      11,178   --     92,603,249
           Chile..........     934,057   2,850,681   --      3,784,738
           China..........   4,553,162  67,120,648   --     71,673,810
           Colombia.......   1,210,611       1,802   --      1,212,413
           Czech Republic.          --     292,472   --        292,472
           Denmark........     298,142  21,258,130   --     21,556,272
           Egypt..........          --     117,060   --        117,060
           Finland........     182,349  18,745,905   --     18,928,254
           France.........   1,729,487  78,116,062   --     79,845,549
           Germany........   2,522,140  75,684,328   --     78,206,468
           Greece.........          --     413,575   --        413,575
           Hong Kong......     114,214  32,826,543   --     32,940,757
           Hungary........          --     985,664   --        985,664
           India..........     894,021  30,092,793   --     30,986,814
           Indonesia......     160,110   7,841,835   --      8,001,945
           Ireland........   1,290,883   5,075,361   --      6,366,244

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                     Investments in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1        Level 2     Level 3      Total
                               ------------ --------------  ------- --------------
  Israel...................... $  2,583,641 $    4,629,231    --    $    7,212,872
  Italy.......................      163,079     30,964,483    --        31,127,562
  Japan.......................    3,090,533    251,519,409    --       254,609,942
  Malaysia....................           --     10,306,200    --        10,306,200
  Mexico......................   15,229,451             --    --        15,229,451
  Netherlands.................    2,824,020     28,026,271    --        30,850,291
  New Zealand.................           --      6,520,871    --         6,520,871
  Norway......................      332,056      9,118,872    --         9,450,928
  Peru........................      197,442             --    --           197,442
  Philippines.................       33,210      4,750,396    --         4,783,606
  Poland......................           --      4,579,048    --         4,579,048
  Portugal....................           --      3,849,511    --         3,849,511
  Russia......................      219,950      3,852,843    --         4,072,793
  Singapore...................           --     12,812,884    --        12,812,884
  South Africa................    4,339,746     23,298,802    --        27,638,548
  South Korea.................    1,074,981     62,406,014    --        63,480,995
  Spain.......................      808,834     29,628,707    --        30,437,541
  Sweden......................       90,745     33,392,326    --        33,483,071
  Switzerland.................    3,348,763     75,124,667    --        78,473,430
  Taiwan......................    2,644,437     44,894,520    --        47,538,957
  Thailand....................    8,346,194             --    --         8,346,194
  Turkey......................       25,920      5,326,455    --         5,352,375
  United Kingdom..............   43,971,608    148,138,557    --       192,110,165
  United States...............       47,390             --    --            47,390
Preferred Stocks
  Brazil......................    6,928,936             --    --         6,928,936
  Chile.......................           --        131,925    --           131,925
  Colombia....................      159,976             --    --           159,976
  Germany.....................           --      4,975,263    --         4,975,263
  United Kingdom..............           --          1,092    --             1,092
Rights/Warrants
  Brazil......................           --          1,483    --             1,483
  Germany.....................           --            616    --               616
  Singapore...................           --          7,833    --             7,833
  South Korea.................           --          6,231    --             6,231
  Sweden......................           --          7,320    --             7,320
  Thailand....................           --         33,526    --            33,526
Securities Lending Collateral.           --    126,578,247    --       126,578,247
Forward Currency Contracts**..           --            (15)   --               (15)
                               ------------ --------------    --    --------------
TOTAL......................... $224,140,386 $1,362,719,952    --    $1,586,860,338
                               ============ ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc.................... 6,861,385 $119,868,403
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 7,660,147   88,551,305
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 1,419,854   24,208,516
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $239,238,498).................................            232,628,224
                                                                    ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $416,634)........................................   416,634      416,634
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $239,655,132).................................           $233,044,858
                                                                    ============

Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $232,628,224   --      --    $232,628,224
   Temporary Cash Investments......      416,634   --      --         416,634
                                    ------------   --      --    ------------
   TOTAL........................... $233,044,858   --      --    $233,044,858
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                           Shares      Value+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.................... 7,263,744 $121,086,608
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 8,632,268   99,789,015
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................... 2,546,190   43,412,540
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $258,819,215).................................            264,288,163
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $258,819,215).................................           $264,288,163
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                 ----------------------------------------------
                                   Level 1      Level 2    Level 3     Total
                                 ------------ -----------  ------- ------------
Affiliated Investment Companies. $264,288,163          --    --    $264,288,163
Futures Contracts**.............      351,323          --    --         351,323
Forward Currency Contracts**....           -- $(1,430,675)   --      (1,430,675)
                                 ------------ -----------    --    ------------
TOTAL........................... $264,639,486 $(1,430,675)   --    $263,208,811
                                 ============ ===========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                                April 30, 2016

                                  (Unaudited)

                          EMERGING MARKETS PORTFOLIO


                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $4,465,869,637
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,862,556,096)............................. $4,465,869,637
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $5,082,100,585
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,227,167,181)............................. $5,082,100,585
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                Value+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $15,603,940,830
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $17,951,231,812)............................ $15,603,940,830
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        3,499            0.0%
                                                                     --------------           -----

BRAZIL -- (6.2%)
    AMBEV SA ADR........................................  12,546,714     70,136,131            0.4%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  13,220,623     66,040,649            0.4%
    Ultrapar Participacoes SA...........................   2,067,950     43,544,650            0.3%
    Other Securities....................................                891,727,313            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,071,448,743            6.5%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                252,754,709            1.5%
                                                                     --------------           -----

CHINA -- (13.2%)
    Bank of China, Ltd. Class H......................... 140,558,702     56,911,425            0.4%
    China Construction Bank Corp. Class H............... 226,793,302    144,042,560            0.9%
    China Mobile, Ltd...................................   3,556,500     40,831,337            0.3%
    China Mobile, Ltd. Sponsored ADR....................   1,846,091    106,187,154            0.7%
    CNOOC, Ltd..........................................  31,188,000     38,527,169            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725     92,201,236            0.6%
    Ping An Insurance Group Co. of China, Ltd. Class H..  11,581,000     54,350,553            0.3%
    Tencent Holdings, Ltd...............................   9,155,700    186,303,037            1.2%
    Other Securities....................................              1,571,420,224            9.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,290,774,695           14.0%
                                                                     --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                 72,646,357            0.4%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 32,042,611            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 13,279,560            0.1%
                                                                     --------------           -----

GREECE -- (0.3%)
    Other Securities....................................                 48,471,454            0.3%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    300,894            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 54,488,209            0.3%
                                                                     --------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................   5,610,260     39,750,263            0.3%
    HDFC Bank, Ltd......................................   2,994,559     50,620,379            0.3%
    Infosys, Ltd........................................   2,560,765     46,511,670            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     69,710,475            0.4%
    ITC, Ltd............................................   8,357,996     41,000,030            0.3%
    Reliance Industries, Ltd............................   3,320,225     48,994,520            0.3%
    Tata Consultancy Services, Ltd......................   1,530,394     58,541,560            0.4%
    Other Securities....................................              1,667,771,072           10.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,022,899,969           12.3%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                           Shares      Value++     of Net Assets**
                                                           ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Rakyat Indonesia Persero Tbk PT................ 49,181,400 $   38,434,548            0.2%
    Other Securities....................................               469,672,574            2.9%
                                                                    --------------            ----
TOTAL INDONESIA.........................................               508,107,122            3.1%
                                                                    --------------            ----

MALAYSIA -- (4.1%)
    Malayan Banking Bhd................................. 16,693,109     38,110,571            0.3%
    Public Bank Bhd.....................................  8,524,711     40,777,421            0.3%
    Other Securities....................................               632,292,100            3.7%
                                                                    --------------            ----
TOTAL MALAYSIA..........................................               711,180,092            4.3%
                                                                    --------------            ----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A......................... 19,913,602     37,455,232            0.2%
    America Movil S.A.B. de C.V. Series L ADR...........  3,134,148     44,379,535            0.3%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669     51,938,935            0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285     58,469,235            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,581,116     48,789,413            0.3%
    Grupo Mexico S.A.B. de C.V. Series B................ 19,299,353     49,087,874            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391     56,191,489            0.4%
    Wal-Mart de Mexico S.A.B. de C.V.................... 16,371,536     40,461,021            0.3%
    Other Securities....................................               446,729,340            2.6%
                                                                    --------------            ----
TOTAL MEXICO............................................               833,502,074            5.1%
                                                                    --------------            ----

PERU -- (0.1%)
    Other Securities....................................                23,545,845            0.2%
                                                                    --------------            ----

PHILIPPINES -- (1.6%)
    Other Securities....................................               273,999,298            1.7%
                                                                    --------------            ----

POLAND -- (1.6%)
    Other Securities....................................               283,780,785            1.7%
                                                                    --------------            ----

RUSSIA -- (1.4%)
    Gazprom PAO Sponsored ADR...........................  9,916,642     51,526,664            0.3%
    Other Securities....................................               186,109,944            1.2%
                                                                    --------------            ----
TOTAL RUSSIA............................................               237,636,608            1.5%
                                                                    --------------            ----

SOUTH AFRICA -- (8.3%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296     68,288,819            0.4%
    Bidvest Group, Ltd. (The)...........................  1,904,950     48,398,033            0.3%
    FirstRand, Ltd...................................... 17,937,935     57,654,497            0.4%
    MTN Group, Ltd......................................  9,901,001    103,648,613            0.6%
    Naspers, Ltd. Class N...............................    587,379     80,829,985            0.5%
    Sanlam, Ltd.........................................  8,202,959     39,836,570            0.3%
    Sasol, Ltd..........................................  1,457,316     47,669,025            0.3%
    Sasol, Ltd. Sponsored ADR...........................  1,144,917     37,541,828            0.2%
    Standard Bank Group, Ltd............................  5,266,378     47,293,861            0.3%
    Steinhoff International Holdings NV.................  8,846,810     55,341,494            0.3%
    Woolworths Holdings, Ltd............................  5,724,006     36,858,560            0.2%
    Other Securities....................................               808,294,524            4.9%
                                                                    --------------            ----
TOTAL SOUTH AFRICA......................................             1,431,655,809            8.7%
                                                                    --------------            ----

SOUTH KOREA -- (13.8%)
    Hyundai Motor Co....................................    364,834     45,776,294            0.3%
    Samsung Electronics Co., Ltd........................    373,807    407,386,290            2.5%
    SK Hynix, Inc.......................................  1,652,748     40,538,282            0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -------     ---------------
SOUTH KOREA -- (Continued)
    Other Securities.......................................            $ 1,893,827,466           11.5%
                                                                       ---------------           -----
TOTAL SOUTH KOREA..........................................              2,387,528,332           14.6%
                                                                       ---------------           -----

TAIWAN -- (12.9%)
    Hon Hai Precision Industry Co., Ltd.................... 50,864,095     121,161,489            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     189,047,454            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  4,912,051     115,875,283            0.7%
    Other Securities.......................................              1,805,033,032           10.9%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              2,231,117,258           13.6%
                                                                       ---------------           -----

THAILAND -- (3.1%)
    PTT PCL................................................  5,046,680      43,921,864            0.3%
    Other Securities.......................................                492,816,082            3.0%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                536,737,946            3.3%
                                                                       ---------------           -----

TURKEY -- (2.2%)
    Other Securities.......................................                372,991,943            2.3%
                                                                       ---------------           -----

UNITED KINGDOM -- (0.1%)
    Other Securities.......................................                 16,364,772            0.1%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             15,707,258,584           95.8%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Itau Unibanco Holding SA...............................  9,694,322      92,651,701            0.6%
    Itau Unibanco Holding SA ADR...........................  5,918,551      56,403,790            0.4%
    Other Securities.......................................                265,526,449            1.6%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                414,581,940            2.6%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,067,883            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 15,164,385            0.1%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                432,814,208            2.7%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     79,571            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                     14,569            0.0%
                                                                       ---------------           -----

POLAND -- (0.0%)
    Other Securities.......................................                         --            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                    399,536            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                  1,933,163            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                  2,426,839            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             16,142,499,631
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                      Percentage
                                          Shares        Value+      of Net Assets**
                                          ------        ------      ---------------
SECURITIES LENDING COLLATERAL -- (6.7%)
(S)@    DFA Short Term Investment Fund. 100,943,640 $ 1,167,917,912            7.1%
                                                    ---------------          ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,859,828,890)...............             $17,310,417,543          105.6%
                                                    ===============          ======

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         3,499   --    $         3,499
  Brazil...................... $1,071,448,743              --   --      1,071,448,743
  Chile.......................     88,133,502     164,621,207   --        252,754,709
  China.......................    212,048,199   2,078,726,496   --      2,290,774,695
  Colombia....................     72,614,846          31,511   --         72,646,357
  Czech Republic..............             --      32,042,611   --         32,042,611
  Egypt.......................             --      13,279,560   --         13,279,560
  Greece......................             --      48,471,454   --         48,471,454
  Hong Kong...................             --         300,894   --            300,894
  Hungary.....................        304,855      54,183,354   --         54,488,209
  India.......................    118,815,605   1,904,084,364   --      2,022,899,969
  Indonesia...................     23,601,174     484,505,948   --        508,107,122
  Malaysia....................             --     711,180,092   --        711,180,092
  Mexico......................    833,213,479         288,595   --        833,502,074
  Peru........................     23,545,845              --   --         23,545,845
  Philippines.................      5,837,100     268,162,198   --        273,999,298
  Poland......................             --     283,780,785   --        283,780,785
  Russia......................      7,474,026     230,162,582   --        237,636,608
  South Africa................    167,797,802   1,263,858,007   --      1,431,655,809
  South Korea.................     79,351,412   2,308,176,920   --      2,387,528,332
  Taiwan......................    139,285,761   2,091,831,497   --      2,231,117,258
  Thailand....................    536,399,675         338,271   --        536,737,946
  Turkey......................      3,148,492     369,843,451   --        372,991,943
  United Kingdom..............     16,364,772              --   --         16,364,772
Preferred Stocks
  Brazil......................    414,581,940              --   --        414,581,940
  Chile.......................             --       3,067,883   --          3,067,883
  Colombia....................     15,164,385              --   --         15,164,385
Rights/Warrants
  Brazil......................             --          79,571   --             79,571
  Malaysia....................             --          14,569   --             14,569
  Poland......................             --              --   --                 --
  South Korea.................             --         399,536   --            399,536
  Thailand....................             --       1,933,163   --          1,933,163
Securities Lending Collateral.             --   1,167,917,912   --      1,167,917,912
Futures Contracts**...........      6,522,042              --   --          6,522,042
Forward Currency Contracts**..             --             318   --                318
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,835,653,655 $13,481,286,248   --    $17,316,939,903
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                 Enhanced U.S.
                                                                     Large     U.S. Large Cap
                                                                    Company        Equity     U.S. Large Cap   U.S. Targeted
                                                                   Portfolio     Portfolio*   Value Portfolio Value Portfolio*
                                                                 ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value...........           --             --  $   16,424,432              --
Investments at Value (including $0, $35,364, $0 and $1,273,216
 of securities on loan, respectively)........................... $    201,419   $    752,586              --    $  7,643,374
Temporary Cash Investments at Value & Cost......................           --          4,721              --          90,312
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --         29,903              --         974,414
Segregated Cash for Futures Contracts...........................           --             --              --           2,745
Cash............................................................          395             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold......           --            710              --          12,069
  Dividends, Interest and Tax Reclaims..........................          927            745              --           2,357
  Securities Lending Income.....................................           --             14              --             610
  Fund Shares Sold..............................................          106          1,358           9,949           7,278
Prepaid Expenses and Other Assets...............................           17             29             129             102
                                                                 ------------   ------------  --------------    ------------
    Total Assets................................................      202,864        790,066      16,434,510       8,733,261
                                                                 ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Due to Custodian..............................................           --             --              --             558
  Upon Return of Securities Loaned..............................           --         29,903              --         974,414
  Investment Securities/Affiliated Investment Company
   Purchased....................................................           --          4,636              --          34,568
  Fund Shares Redeemed..........................................          110            276          11,611           9,197
  Due to Advisor................................................           34             92           1,984           2,169
  Futures Margin Variation......................................        1,300             --              --             406
Accrued Expenses and Other Liabilities..........................           17             29             545             342
                                                                 ------------   ------------  --------------    ------------
    Total Liabilities...........................................        1,461         34,936          14,140       1,021,654
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $33,422 and shares outstanding of 0; 0; 0 and 1,620,971,
 respectively...................................................          N/A            N/A             N/A    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $151,938 and shares outstanding of 0; 0; 0 and 7,401,925,
 respectively...................................................          N/A            N/A             N/A    $      20.53
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................          N/A            N/A             N/A     100,000,000
                                                                 ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $201,403;
 $755,130; $16,420,370 and $7,526,247 and shares
 outstanding of 17,089,339; 59,573,201; 521,093,197 and
 364,994,287, respectively...................................... $      11.79   $      12.68  $        31.51    $      20.62
                                                                 ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.....................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                 ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost............ $         --   $         --  $   12,160,340    $         --
                                                                 ============   ============  ==============    ============
Investments at Cost............................................. $    201,037   $    719,259  $           --    $  6,859,547
                                                                 ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $    201,146   $    732,505  $   12,026,448    $  6,740,979
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................          149            961          28,147           4,275
Accumulated Net Realized Gain (Loss)............................      (18,289)       (11,663)        101,683         180,105
Net Unrealized Appreciation (Depreciation)......................       18,397         33,327       4,264,092         786,248
                                                                 ------------   ------------  --------------    ------------
NET ASSETS...................................................... $    201,403   $    755,130  $   16,420,370    $  7,711,607
                                                                 ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                        U.S. Core      U.S. Core
                                                                      U.S. Small Cap     Equity 1       Equity 2
                                                                     Value Portfolio*   Portfolio*     Portfolio*
                                                                     ---------------- -------------- --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)......................................................  $   12,243,642  $   13,750,166 $   15,613,929
Temporary Cash Investments at Value & Cost..........................         232,692         145,442        176,555
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       1,781,663       1,364,244      1,671,017
Segregated Cash for Futures Contracts...............................           9,300           4,005          4,500
Cash................................................................               5              --             --
Receivables:
  Investment Securities Sold........................................          42,887             181            182
  Dividends and Interest............................................           3,916          12,385         14,170
  Securities Lending Income.........................................             762             846          1,095
  Fund Shares Sold..................................................           8,940          11,368         15,605
Prepaid Expenses and Other Assets...................................             165             228            165
                                                                      --------------  -------------- --------------
    Total Assets....................................................      14,323,972      15,288,865     17,497,218
                                                                      --------------  -------------- --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................              --              --             --
  Upon Return of Securities Loaned..................................       1,781,663       1,364,244      1,671,017
  Investment Securities Purchased...................................          66,067          14,353         25,467
  Fund Shares Redeemed..............................................           5,180           6,597         10,228
  Due to Advisor....................................................           5,034           1,931          2,572
  Futures Margin Variation..........................................           1,588             592            665
Accrued Expenses and Other Liabilities..............................             680             488            636
                                                                      --------------  -------------- --------------
    Total Liabilities...............................................       1,860,212       1,388,205      1,710,585
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively......................................  $        31.63  $        17.47 $        16.67
                                                                      ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.........................................   1,700,000,000   1,500,000,000  2,300,000,000
                                                                      ==============  ============== ==============
Investments at Cost.................................................  $   10,197,396  $   10,642,626 $   11,772,941
                                                                      ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $   10,143,520  $   10,743,404 $   11,889,198
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         (15,311)         15,501         19,716
Accumulated Net Realized Gain (Loss)................................         281,452          30,683         32,763
Net Unrealized Appreciation (Depreciation)..........................       2,054,099       3,111,072      3,844,956
                                                                      --------------  -------------- --------------
NET ASSETS..........................................................  $   12,463,760  $   13,900,660 $   15,786,633
                                                                      ==============  ============== ==============

                                                                      U.S. Vector
                                                                        Equity
                                                                      Portfolio*
                                                                     --------------
ASSETS:
Investments at Value (including $1,953,269, $1,949,986,
 $2,257,253 and $584,191 of securities on loan,
 respectively)...................................................... $    3,662,586
Temporary Cash Investments at Value & Cost..........................         38,306
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................        454,853
Segregated Cash for Futures Contracts...............................          1,035
Cash................................................................             --
Receivables:
  Investment Securities Sold........................................             66
  Dividends and Interest............................................          2,580
  Securities Lending Income.........................................            316
  Fund Shares Sold..................................................          2,417
Prepaid Expenses and Other Assets...................................             47
                                                                     --------------
    Total Assets....................................................      4,162,206
                                                                     --------------
LIABILITIES:
Payables:
  Due to Custodian..................................................            210
  Upon Return of Securities Loaned..................................        454,853
  Investment Securities Purchased...................................          4,296
  Fund Shares Redeemed..............................................          3,447
  Due to Advisor....................................................            899
  Futures Margin Variation..........................................            153
Accrued Expenses and Other Liabilities..............................            203
                                                                     --------------
    Total Liabilities...............................................        464,061
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,463,760; $13,900,660; $15,786,633 and $3,698,145 and
 shares outstanding of 394,026,452; 795,893,759; 946,812,718
 and 239,427,153, respectively...................................... $        15.45
                                                                     ==============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000
                                                                     ==============
Investments at Cost................................................. $    2,821,145
                                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    2,809,935
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          3,632
Accumulated Net Realized Gain (Loss)................................         42,224
Net Unrealized Appreciation (Depreciation)..........................        842,354
                                                                     --------------
NET ASSETS.......................................................... $    3,698,145
                                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                      DFA Real
                                                                                                       Estate       Large Cap
                                                                     U.S. Small Cap U.S. Micro Cap   Securities   International
                                                                       Portfolio*     Portfolio*     Portfolio*    Portfolio*
                                                                     -------------- --------------  ------------  -------------
ASSETS:
Investments at Value (including $2,458,643, $809,545, $360,069 and
 $269,577 of securities on loan, respectively)...................... $   11,763,785 $    4,894,204  $  6,868,528  $  3,234,190
Temporary Cash Investments at Value & Cost..........................        147,101         51,101        73,286            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      2,251,361        745,832       214,476       300,949
Segregated Cash for Futures Contracts...............................          4,925          1,998         2,903         1,043
Foreign Currencies at Value.........................................             --             --            --         3,209
Cash................................................................              1             --            --        27,272
Receivables:
  Investment Securities Sold........................................         10,913          4,072            --           241
  Dividends, Interest and Tax Reclaims..............................          4,544          1,786         6,409        17,112
  Securities Lending Income.........................................          1,596            509            44           494
  Fund Shares Sold..................................................         10,068          2,630         4,489         3,303
Unrealized Gain on Foreign Currency Contracts.......................             --             --            --            30
Prepaid Expenses and Other Assets...................................            136             56            72            44
                                                                     -------------- --------------  ------------  ------------
    Total Assets....................................................     14,194,430      5,702,188     7,170,207     3,587,887
                                                                     -------------- --------------  ------------  ------------
LIABILITIES:
Payables:
  Due to Custodian..................................................             --            475           590            --
  Upon Return of Securities Loaned..................................      2,251,361        745,832       214,476       300,949
  Investment Securities Purchased...................................         46,981          8,813         3,162         1,216
  Fund Shares Redeemed..............................................         12,796          1,678         3,882        15,758
  Due to Advisor....................................................          3,364          2,007           924           663
  Futures Margin Variation..........................................            994            451           429           136
Accrued Expenses and Other Liabilities..............................            489            318           357           260
                                                                     -------------- --------------  ------------  ------------
    Total Liabilities...............................................      2,315,985        759,574       223,820       318,982
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $11,878,445;
 $4,942,614; $6,946,387 and $3,268,905 and shares outstanding of
 408,479,865; 277,382,197; 204,347,960 and 166,392,451,
 respectively....................................................... $        29.08 $        17.82  $      33.99  $      19.65
                                                                     ============== ==============  ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  1,000,000,000  1,500,000,000   700,000,000   500,000,000
                                                                     ============== ==============  ============  ============
Investments at Cost................................................. $    9,893,965 $    3,705,973  $  4,746,636  $  2,932,315
                                                                     ============== ==============  ============  ============
Foreign Currencies at Cost.......................................... $           -- $           --  $         --  $      3,193
                                                                     ============== ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    9,852,504 $    3,605,218  $  4,883,966  $  3,251,552
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          4,582         (1,645)       28,195        17,008
Accumulated Net Realized Gain (Loss)................................        146,475        148,632       (89,201)     (302,776)
Net Unrealized Foreign Exchange Gain (Loss).........................             --             --            --           488
Net Unrealized Appreciation (Depreciation)..........................      1,874,884      1,190,409     2,123,427       302,633
                                                                     -------------- --------------  ------------  ------------
NET ASSETS.......................................................... $   11,878,445 $    4,942,614  $  6,946,387  $  3,268,905
                                                                     ============== ==============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                      International                 Asia Pacific
                                                                      International       Small      Japanese Small    Small
                                                                       Core Equity       Company        Company       Company
                                                                       Portfolio*       Portfolio      Portfolio     Portfolio
                                                                     --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............             --  $    9,535,451   $    426,615  $    229,007
Investments at Value (including $1,531,223, $0, $0 and $0 of
 securities on loan, respectively).................................. $   15,515,326              --             --            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................      1,619,595              --             --            --
Segregated Cash for Futures Contracts...............................          5,711           3,780             --            --
Foreign Currencies at Value.........................................         13,917              --             --            --
Cash................................................................        159,339          95,899             --            --
Receivables:
  Investment Securities Sold........................................          7,776              --             --            --
  Dividends, Interest and Tax Reclaims..............................         77,533              --             --            --
  Securities Lending Income.........................................          3,595              --             --            --
  Fund Shares Sold..................................................         18,076           9,694            183            --
Unrealized Gain on Foreign Currency Contracts.......................              1              --             --            --
Prepaid Expenses and Other Assets...................................            323              71             12            10
                                                                     --------------  --------------   ------------  ------------
    Total Assets....................................................     17,421,192       9,644,895        426,810       229,017
                                                                     --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................      1,619,595              --             --            --
  Investment Securities Purchased...................................         16,986              --             --            --
  Fund Shares Redeemed..............................................         11,087           7,390             13            --
  Due to Advisor....................................................          4,411           3,097            139            74
  Futures Margin Variation..........................................            844             854             --            --
  Unrealized Loss on Foreign Currency Contracts.....................              2              --             --            --
Accrued Expenses and Other Liabilities..............................            971             375             14            12
                                                                     --------------  --------------   ------------  ------------
    Total Liabilities...............................................      1,653,896          11,716            166            86
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $15,767,296;
 $9,633,179; $426,644 and $228,931 and shares outstanding of
 1,364,426,670; 547,196,445; 21,018,767 and 11,450,523,
 respectively....................................................... $        11.56  $        17.60   $      20.30  $      19.99
                                                                     ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED.........................................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                                     ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at Cost.............. $           --  $    8,717,704   $    396,038  $    246,964
                                                                     ==============  ==============   ============  ============
Investments at Cost................................................. $   15,157,311  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
Foreign Currencies at Cost.......................................... $       13,866  $           --   $         --  $         --
                                                                     ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $   15,659,083  $    8,740,392   $    446,571  $    289,802
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................         93,136            (997)        (1,096)       (4,640)
Accumulated Net Realized Gain (Loss)................................       (346,707)         71,042        (49,635)      (38,272)
Net Unrealized Foreign Exchange Gain (Loss).........................          2,524           1,517            227            (2)
Net Unrealized Appreciation (Depreciation)..........................        359,260         821,225         30,577       (17,957)
                                                                     --------------  --------------   ------------  ------------
NET ASSETS.......................................................... $   15,767,296  $    9,633,179   $    426,644  $    228,931
                                                                     ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                             United      Continental   International    DFA Global
                                                          Kingdom Small     Small       Real Estate     Real Estate
                                                             Company       Company      Securities      Securities
                                                            Portfolio     Portfolio      Portfolio       Portfolio
                                                          ------------- ------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $     30,493  $    311,843              --  $    3,235,140
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................           --            --  $    3,952,485  $    1,231,520
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................           --            --         150,502          36,322
Segregated Cash for Futures Contracts....................           --            --           1,215              --
Foreign Currencies at Value..............................           --            --          22,514             105
Cash.....................................................           --            --          23,364          13,909
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................           --            --              35              --
  Dividends, Interest and Tax Reclaims...................           --            --          14,483           1,214
  Securities Lending Income..............................           --            --             248               5
  Fund Shares Sold.......................................           --            29           2,953           3,300
Unrealized Gain on Foreign Currency Contracts............           --            --              99              --
Prepaid Expenses and Other Assets........................           11            18              39              66
                                                          ------------  ------------  --------------  --------------
    Total Assets.........................................       30,504       311,890       4,167,937       4,521,581
                                                          ------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --            --         150,502          36,322
  Investment Securities/Affiliated Investment Company
   Purchased.............................................           --            --           6,019           6,425
  Fund Shares Redeemed...................................           --            --           1,688           3,085
  Due to Advisor.........................................            9           100             802             202
  Futures Margin Variation...............................           --            --             180              --
  Unrealized Loss on Forward Currency Contracts..........           --            --              --              --
Unrealized Loss on Foreign Currency Contracts............           --            --              --              --
Accrued Expenses and Other Liabilities...................            3            10             232             120
                                                          ------------  ------------  --------------  --------------
    Total Liabilities....................................           12           110         159,423          46,154
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively............................... $      31.21  $      21.49  $         5.57  $        10.95
                                                          ============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000   100,000,000   1,200,000,000   1,500,000,000
                                                          ============  ============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.................................................... $     23,712  $    270,992  $           --  $    2,507,233
                                                          ============  ============  ==============  ==============
Investments at Cost...................................... $         --  $         --  $    3,487,716  $    1,158,207
                                                          ============  ============  ==============  ==============
Foreign Currencies at Cost............................... $         --  $         --  $       21,528  $          105
                                                          ============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $     22,434  $    285,187  $    4,010,479  $    3,674,370
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          (55)        1,906        (213,899)         36,367
Accumulated Net Realized Gain (Loss).....................        1,325       (16,294)       (254,947)        (36,530)
Net Unrealized Foreign Exchange Gain (Loss)..............            7           130             467              --
Net Unrealized Appreciation (Depreciation)...............        6,781        40,851         466,414         801,220
                                                          ------------  ------------  --------------  --------------
NET ASSETS............................................... $     30,492  $    311,780  $    4,008,514  $    4,475,427
                                                          ============  ============  ==============  ==============

                                                                DFA
                                                           International
                                                             Small Cap
                                                          Value Portfolio*
                                                          ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................              --
Investments at Value (including $0, $0, $142,946,
 $35,187 and $1,252,219 of securities on loan,
 respectively)...........................................  $   12,622,417
Collateral from Securities on Loan Invested in Affiliate
 at Value & Cost.........................................       1,329,580
Segregated Cash for Futures Contracts....................           6,086
Foreign Currencies at Value..............................          58,485
Cash.....................................................         103,967
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold..................................................          42,798
  Dividends, Interest and Tax Reclaims...................          67,986
  Securities Lending Income..............................           2,769
  Fund Shares Sold.......................................           4,673
Unrealized Gain on Foreign Currency Contracts............              --
Prepaid Expenses and Other Assets........................             141
                                                           --------------
    Total Assets.........................................      14,238,902
                                                           --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................       1,329,580
  Investment Securities/Affiliated Investment Company
   Purchased.............................................          49,151
  Fund Shares Redeemed...................................           6,659
  Due to Advisor.........................................           6,662
  Futures Margin Variation...............................           1,322
  Unrealized Loss on Forward Currency Contracts..........               1
Unrealized Loss on Foreign Currency Contracts............              14
Accrued Expenses and Other Liabilities...................           1,171
                                                           --------------
    Total Liabilities....................................       1,394,560
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $30,492; $311,780; $4,008,514; $4,475,427 and
 $12,844,342 and shares outstanding of 977,037;
 14,507,650; 720,006,948; 408,661,079 and
 673,320,678, respectively...............................  $        19.08
                                                           ==============
NUMBER OF SHARES AUTHORIZED..............................   2,300,000,000
                                                           ==============
Investments in Affiliated Investment Companies at
 Cost....................................................  $           --
                                                           ==============
Investments at Cost......................................  $   11,595,453
                                                           ==============
Foreign Currencies at Cost...............................  $       57,541
                                                           ==============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $   11,523,426
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         (17,792)
Accumulated Net Realized Gain (Loss).....................         302,445
Net Unrealized Foreign Exchange Gain (Loss)..............           2,655
Net Unrealized Appreciation (Depreciation)...............       1,033,608
                                                           --------------
NET ASSETS...............................................  $   12,844,342
                                                           ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                   International                 World ex U.S.  World ex U.S.  World Core
                                                   Vector Equity  World ex U.S.  Targeted Value  Core Equity     Equity
                                                    Portfolio*   Value Portfolio   Portfolio*    Portfolio*    Portfolio
                                                   ------------- --------------- -------------- ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................           --   $    184,307              --            --  $    232,628
Investments at Value (including $184,757, $0,
 $6,085, $125,386 and $0 of securities on loan,
 respectively).................................... $  1,747,297             --    $    245,638  $  1,460,282            --
Temporary Cash Investments at Value & Cost........           --             --              --            --           417
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost........................      193,164             --           5,601       126,578            --
Foreign Currencies at Value.......................        2,813             --           1,479         1,839            --
Cash..............................................        2,341             47             834         5,887            --
Receivables:
  Investment Securities Sold......................        1,340             --              25           316            --
  Dividends, Interest and Tax Reclaims............        9,007             --           1,065         6,164            --
  Securities Lending Income.......................          448             --              17           295            --
  Fund Shares Sold................................        1,233             --              24         1,486           127
Unrealized Gain on Foreign Currency
 Contracts........................................           --             --               2            13            --
Prepaid Expenses and Other Assets.................           47             10              33            54            34
                                                   ------------   ------------    ------------  ------------  ------------
    Total Assets..................................    1,957,690        184,364         254,718     1,602,914       233,206
                                                   ------------   ------------    ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................      193,164             --           5,601       126,578            --
  Investment Securities Purchased.................        1,220             --             910         3,744           370
  Fund Shares Redeemed............................        1,244             --             134           415             1
  Due to Advisor..................................          636             50             117           479             3
Unrealized Loss on Foreign Currency
 Contracts........................................           --             --               1             2            --
Accrued Expenses and Other Liabilities............          145              3              19           165             2
                                                   ------------   ------------    ------------  ------------  ------------
    Total Liabilities.............................      196,409             53           6,782       131,383           376
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $1,761,281; $184,311; $247,936; $1,471,531
 and $232,830 and shares outstanding of
 164,879,464; 18,452,164; 21,127,009;
 151,102,638 and 18,168,715, respectively......... $      10.68   $       9.99    $      11.74  $       9.74  $      12.81
                                                   ============   ============    ============  ============  ============
NUMBER OF SHARES AUTHORIZED.......................  500,000,000    100,000,000     100,000,000   500,000,000   100,000,000
                                                   ============   ============    ============  ============  ============
Investments in Affiliated Investment Companies at
 Cost............................................. $         --   $    190,687    $         --  $         --  $    239,239
                                                   ============   ============    ============  ============  ============
Investments at Cost............................... $  1,675,856   $         --    $    233,578  $  1,506,270  $         --
                                                   ============   ============    ============  ============  ============
Foreign Currencies at Cost........................ $      2,807   $         --    $      1,440  $      1,827  $         --
                                                   ============   ============    ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $  1,676,547   $    193,442    $    246,575  $  1,520,956  $    241,474
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................       10,258            678           1,022         8,000           (14)
Accumulated Net Realized Gain (Loss)..............        2,719         (3,416)        (11,795)      (11,639)       (2,019)
Net Unrealized Foreign Exchange Gain (Loss).......          310            (13)             35           190            --
Net Unrealized Appreciation (Depreciation)........       71,447         (6,380)         12,099       (45,976)       (6,611)
                                                   ------------   ------------    ------------  ------------  ------------
NET ASSETS........................................ $  1,761,281   $    184,311    $    247,936  $  1,471,531  $    232,830
                                                   ============   ============    ============  ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                              Selectively
                                                             Hedged Global   Emerging      Emerging       Emerging
                                                                Equity        Markets    Markets Small  Markets Value
                                                               Portfolio     Portfolio   Cap Portfolio    Portfolio
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    264,288  $  4,465,870  $  5,082,101  $   15,603,941
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --            --            --              --
Segregated Cash for Futures Contracts.......................          545            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,479            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................          156         3,247         2,003           4,207
  From Advisor..............................................           45            --            --              --
Unrealized Gain on Forward Currency Contracts...............            1            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           14           105            57             166
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      277,528     4,469,222     5,084,161      15,608,314
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................          154         2,517         3,311          40,594
  Due to Advisor............................................           --         1,454         1,849           5,010
  Futures Margin Variation..................................           76            --            --              --
Unrealized Loss on Forward Currency Contracts...............        1,432            --            --              --
Accrued Expenses and Other Liabilities......................            6           192           148             658
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................        1,668         4,163         5,308          46,262
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................          N/A           N/A           N/A  $        22.64
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $      12.94  $      22.32  $      18.89  $        22.76
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    258,819  $  3,862,556  $  5,227,167  $   17,951,232
                                                             ============  ============  ============  ==============
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    272,053  $  4,069,400  $  5,140,446  $   19,150,276
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        1,004        (9,695)      (19,674)       (125,399)
Accumulated Net Realized Gain (Loss)........................       (1,586)     (198,005)      103,039      (1,115,844)
Net Unrealized Foreign Exchange Gain (Loss).................       (1,431)           45           108             310
Net Unrealized Appreciation (Depreciation)..................        5,820       603,314      (145,066)     (2,347,291)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    275,860  $  4,465,059  $  5,078,853  $   15,562,052
                                                             ============  ============  ============  ==============

                                                                Emerging
                                                              Markets Core
                                                                 Equity
                                                               Portfolio*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --
Investments at Value (including $0, $0, $0, $0 and
 $1,765,197 of securities on loan, respectively)............ $   16,142,500
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,167,918
Segregated Cash for Futures Contracts.......................          5,866
Foreign Currencies at Value.................................         23,467
Cash........................................................        202,989
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................          2,536
  Dividends, Interest and Tax Reclaims......................         19,421
  Securities Lending Income.................................          4,718
  Fund Shares Sold..........................................         46,301
  From Advisor..............................................             --
Unrealized Gain on Forward Currency Contracts...............              1
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................            263
                                                             --------------
    Total Assets............................................     17,615,981
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,167,918
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         31,238
  Fund Shares Redeemed......................................          7,844
  Due to Advisor............................................          7,261
  Futures Margin Variation..................................            326
Unrealized Loss on Forward Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................          2,684
                                                             --------------
    Total Liabilities.......................................      1,217,271
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $80,491 and $0 and shares outstanding of 0; 0; 0;
 3,555,527 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $275,860; $4,465,059; $5,078,853; $15,481,561 and
 $16,398,710 and shares outstanding of 21,322,762;
 200,069,856; 268,835,938; 680,257,851 and
 961,524,343, respectively.................................. $        17.05
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --
                                                             ==============
Investments at Cost......................................... $   16,691,911
                                                             ==============
Foreign Currencies at Cost.................................. $       23,093
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   17,672,619
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        (18,725)
Accumulated Net Realized Gain (Loss)........................       (712,853)
Net Unrealized Foreign Exchange Gain (Loss).................            184
Net Unrealized Appreciation (Depreciation)..................       (542,515)
                                                             --------------
NET ASSETS.................................................. $   16,398,710
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           Enhanced
                                                                          U.S. Large U.S. Large U.S. Large U.S. Targeted
                                                                           Company   Cap Equity Cap Value      Value
                                                                          Portfolio  Portfolio  Portfolio*   Portfolio
                                                                          ---------- ---------- ---------- -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $0, $4 and $0,
     respectively).......................................................        --         --  $ 201,938           --
    Interest.............................................................        --         --        223           --
    Income from Securities Lending.......................................        --         --      1,862           --
    Expenses Allocated from Affiliated Investment Company................        --         --     (8,481)          --
                                                                           --------   --------  ---------    ---------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................        --         --    195,542           --
                                                                           --------   --------  ---------    ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $28,
   respectively).........................................................        --   $  7,730         --    $  56,601
  Interest...............................................................  $    994         --         --           --
  Income from Securities Lending.........................................        --         95         --        3,996
                                                                           --------   --------  ---------    ---------
     Total Investment Income.............................................       994      7,825         --       60,597
                                                                           --------   --------  ---------    ---------
Fund Expenses
  Investment Management Fees.............................................       201        523     18,955       12,243
  Accounting & Transfer Agent Fees.......................................         7         21         46          200
  S&P 500(R) Fees........................................................         4         --         --           --
  Custodian Fees.........................................................         3          9         --           56
  Shareholder Servicing Fees --
  Class R1 Shares........................................................        --         --         --           17
  Class R2 Shares........................................................        --         --         --          174
  Filing Fees............................................................        11         18        107           71
  Shareholders' Reports..................................................         3          7        199          110
  Directors'/Trustees' Fees & Expenses...................................         1          3         64           29
  Professional Fees......................................................         2          6         17           58
  Other..................................................................         4         12         50          105
                                                                           --------   --------  ---------    ---------
     Total Expenses......................................................       236        599     19,438       13,063
                                                                           --------   --------  ---------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................        --         28     (7,582)          --
  Fees Paid Indirectly (Note C)..........................................        (1)        --         --           --
                                                                           --------   --------  ---------    ---------
  Net Expenses...........................................................       235        627     11,856       13,063
                                                                           --------   --------  ---------    ---------
  Net Investment Income (Loss)...........................................       759      7,198    183,686       47,534
                                                                           --------   --------  ---------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................      (217)   (10,091)    94,446      179,003
    Futures..............................................................   (17,276)        --      7,533        1,705
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       484      2,036   (238,408)    (139,185)
    Futures..............................................................    17,228         --      3,166        2,421
                                                                           --------   --------  ---------    ---------
  Net Realized and Unrealized Gain (Loss)................................       219     (8,055)  (133,263)      43,944
                                                                           --------   --------  ---------    ---------
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $    978   $   (857) $  50,423    $  91,478
                                                                           ========   ========  =========    =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                      U.S. Small U.S. Core  U.S. Core  U.S. Vector
                                                                      Cap Value  Equity 1   Equity 2     Equity
                                                                      Portfolio  Portfolio  Portfolio   Portfolio
                                                                      ---------- ---------  ---------  -----------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $35, $18, $24 and $8,
   respectively)..................................................... $  88,986  $ 137,208  $ 156,188   $ 34,972
  Income from Securities Lending.....................................     4,751      4,525      6,154      1,861
                                                                      ---------  ---------  ---------   --------
     Total Investment Income.........................................    93,737    141,733    162,342     36,833
                                                                      ---------  ---------  ---------   --------
Expenses
  Investment Management Fees.........................................    28,480     11,086     14,775      5,230
  Accounting & Transfer Agent Fees...................................       323        368        417        100
  Custodian Fees.....................................................        76         77         86         28
  Filing Fees........................................................        95        130        170         47
  Shareholders' Reports..............................................       149        104        129         56
  Directors'/Trustees' Fees & Expenses...............................        48         55         62         15
  Professional Fees..................................................        98        108        124         31
  Other..............................................................       182        196        225         60
                                                                      ---------  ---------  ---------   --------
     Total Expenses..................................................    29,451     12,124     15,988      5,567
                                                                      ---------  ---------  ---------   --------
  Net Investment Income (Loss).......................................    64,286    129,609    146,354     31,266
                                                                      ---------  ---------  ---------   --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................   263,736     27,339     31,128     41,600
    Futures..........................................................    22,223      3,994      4,534      1,179
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities............................................  (205,889)  (169,214)  (208,977)   (90,441)
    Futures..........................................................     7,853      3,532      3,968        913
                                                                      ---------  ---------  ---------   --------
  Net Realized and Unrealized Gain (Loss)............................    87,923   (134,349)  (169,347)   (46,749)
                                                                      ---------  ---------  ---------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations...... $ 152,209  $  (4,740) $ (22,993)  $(15,483)
                                                                      =========  =========  =========   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                             DFA Real
                                                                                              Estate     Large Cap
                                                                 U.S. Small    U.S. Micro   Securities International
                                                                Cap Portfolio Cap Portfolio Portfolio    Portfolio
                                                                ------------- ------------- ---------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $18, $5, $0 and
   $4,503, respectively).......................................   $  79,050     $  32,522    $170,012    $  46,912
  Income from Securities Lending...............................       8,501         3,110         269        1,470
                                                                  ---------     ---------    --------    ---------
     Total Investment Income...................................      87,551        35,632     170,281       48,382
                                                                  ---------     ---------    --------    ---------
Expenses
  Investment Management Fees...................................      18,642        11,861       5,584        3,821
  Accounting & Transfer Agent Fees.............................         300           136         186           93
  Custodian Fees...............................................          72            38          35          146
  Filing Fees..................................................          65            38          59           35
  Shareholders' Reports........................................         135            68         113           68
  Directors'/Trustees' Fees & Expenses.........................          44            20          27           13
  Professional Fees............................................          88            42          56           40
  Other........................................................         156            80         107           70
                                                                  ---------     ---------    --------    ---------
     Total Expenses............................................      19,502        12,283       6,167        4,286
                                                                  ---------     ---------    --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................          --            --        (254)          --
  Fees Paid Indirectly (Note C)................................          --            --          --          (10)
                                                                  ---------     ---------    --------    ---------
  Net Expenses.................................................      19,502        12,283       5,913        4,276
                                                                  ---------     ---------    --------    ---------
  Net Investment Income (Loss).................................      68,049        23,349     164,368       44,106
                                                                  ---------     ---------    --------    ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................................     159,673       154,845      11,374      (13,530)
    Futures....................................................       3,279        (1,164)      2,614        1,001
    Foreign Currency Transactions..............................          --            --          --          152
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................    (207,290)     (191,278)    150,494      (94,577)
    Futures....................................................       5,064         2,178       1,535          742
    Translation of Foreign Currency Denominated Amounts........          --            --          --          536
                                                                  ---------     ---------    --------    ---------
  Net Realized and Unrealized Gain (Loss)......................     (39,274)      (35,419)    166,017     (105,676)
                                                                  ---------     ---------    --------    ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations....................................................   $  28,775     $ (12,070)   $330,385    $ (61,570)
                                                                  =========     =========    ========    =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            International  Japanese  Asia Pacific
                                                                              International     Small       Small       Small
                                                                               Core Equity     Company     Company     Company
                                                                                Portfolio    Portfolio*   Portfolio*  Portfolio*
                                                                              ------------- ------------- ---------- ------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $9,818, $519 and $92,
     respectively)...........................................................          --     $127,132     $ 4,682     $ 3,183
    Income from Securities Lending...........................................          --       13,208         414         417
    Expenses Allocated from Affiliated Investment Companies..................          --       (5,569)       (272)       (133)
                                                                                ---------     --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..............................................................          --      134,771       4,824       3,467
                                                                                ---------     --------     -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $19,578, $0, $0 and $0,
   respectively).............................................................   $ 213,337           --          --          --
  Interest...................................................................          --           60          --          --
  Income from Securities Lending.............................................      12,772           --          --          --
                                                                                ---------     --------     -------     -------
     Total Investment Income.................................................     226,109           60          --          --
                                                                                ---------     --------     -------     -------
Fund Expenses
  Investment Management Fees.................................................      24,915       18,046       1,079         516
  Accounting & Transfer Agent Fees...........................................         406           28           3           2
  Custodian Fees.............................................................         731            1          --          --
  Filing Fees................................................................         212           53           9           9
  Shareholders' Reports......................................................         175          135           3           3
  Directors'/Trustees' Fees & Expenses.......................................          60           38           2           1
  Professional Fees..........................................................         126           27           1          --
  Other......................................................................         296           38           2           2
                                                                                ---------     --------     -------     -------
     Total Expenses..........................................................      26,921       18,366       1,099         533
                                                                                ---------     --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................          --           --        (216)       (103)
  Fees Paid Indirectly (Note C)..............................................         (45)          --          --          --
                                                                                ---------     --------     -------     -------
  Net Expenses...............................................................      26,876       18,366         883         430
                                                                                ---------     --------     -------     -------
  Net Investment Income (Loss)...............................................     199,233      116,465       3,941       3,037
                                                                                ---------     --------     -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................     (54,465)      73,364       4,562      (4,251)
    Futures..................................................................      10,009        6,570          --          --
    Foreign Currency Transactions............................................        (646)          68          11          82
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................    (124,486)      85,173      (6,674)     20,913
    Futures..................................................................       1,194        3,496           1          --
    Translation of Foreign Currency Denominated Amounts......................       2,802        1,762         283           2
                                                                                ---------     --------     -------     -------
  Net Realized and Unrealized Gain (Loss)....................................    (165,592)     170,433      (1,817)     16,746
                                                                                ---------     --------     -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..............   $  33,641     $286,898     $ 2,124     $19,783
                                                                                =========     ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                       United                    DFA
                                                                      Kingdom   Continental International DFA Global
                                                                       Small       Small     Real Estate  Real Estate
                                                                      Company     Company    Securities   Securities
                                                                     Portfolio* Portfolio*    Portfolio    Portfolio
                                                                     ---------- ----------- ------------- -----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................  $   791     $ 3,025           --           --
    Income Distributions Received from Affiliated Investment
     Companies......................................................       --          --           --     $ 57,136
    Income from Securities Lending..................................       18         561           --           --
    Expenses Allocated from Affiliated Investment Company...........      (19)       (179)          --           --
                                                                      -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................      790       3,407           --       57,136
                                                                      -------     -------     --------     --------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................       --          --     $ 72,140       27,875
  Interest..........................................................       --          --           --           22
  Income from Securities Lending....................................       --          --        1,043          101
                                                                      -------     -------     --------     --------
     Total Fund Investment Income...................................       --          --       73,183       27,998
                                                                      -------     -------     --------     --------
Fund Expenses
  Investment Management Fees........................................       81         714        4,437        4,099
  Accounting & Transfer Agent Fees..................................        1           2          106           39
  Custodian Fees....................................................       --          --          177            9
  Filing Fees.......................................................        8          11           31           59
  Shareholders' Reports.............................................        1           3           55           88
  Directors'/Trustees' Fees & Expenses..............................       --           1           15           17
  Professional Fees.................................................        1          --           39           12
  Other.............................................................        1           3           59            9
                                                                      -------     -------     --------     --------
     Total Expenses.................................................       93         734        4,919        4,332
                                                                      -------     -------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................      (17)       (143)          --       (2,805)
  Fees Paid Indirectly (Note C).....................................       --          --          (11)          --
                                                                      -------     -------     --------     --------
  Net Expenses......................................................       76         591        4,908        1,527
                                                                      -------     -------     --------     --------
  Net Investment Income (Loss)......................................      714       2,816       68,275       83,607
                                                                      -------     -------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    1,509         824         (300)       2,003
    Affiliated Investment Companies Shares Sold.....................       --          --           --         (524)
    Futures.........................................................       --          50        1,792           --
    Foreign Currency Transactions...................................       (6)         (7)         215            6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................   (4,013)      8,945      215,380       30,278
    Affiliated Investment Companies Shares..........................       --          --           --      135,571
    Futures.........................................................       --           2          659           --
    Translation of Foreign Currency Denominated Amounts.............        3          14          464           --
                                                                      -------     -------     --------     --------
  Net Realized and Unrealized Gain (Loss)...........................   (2,507)      9,828      218,210      167,334
                                                                      -------     -------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................  $(1,793)    $12,644     $286,485     $250,941
                                                                      =======     =======     ========     ========

                                                                          DFA
                                                                     International
                                                                       Small Cap
                                                                         Value
                                                                       Portfolio
                                                                     -------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $0, $463, $0, $0
     and $0, respectively)..........................................          --
    Income Distributions Received from Affiliated Investment
     Companies......................................................          --
    Income from Securities Lending..................................          --
    Expenses Allocated from Affiliated Investment Company...........          --
                                                                       ---------
     Total Net Investment Income Received from Affiliated
      Investment Company............................................          --
                                                                       ---------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,326, $0
   and $13,924, respectively).......................................   $ 176,074
  Interest..........................................................          --
  Income from Securities Lending....................................      12,842
                                                                       ---------
     Total Fund Investment Income...................................     188,916
                                                                       ---------
Fund Expenses
  Investment Management Fees........................................      38,979
  Accounting & Transfer Agent Fees..................................         345
  Custodian Fees....................................................         936
  Filing Fees.......................................................          94
  Shareholders' Reports.............................................         179
  Directors'/Trustees' Fees & Expenses..............................          51
  Professional Fees.................................................         110
  Other.............................................................         265
                                                                       ---------
     Total Expenses.................................................      40,959
                                                                       ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)........................          --
  Fees Paid Indirectly (Note C).....................................         (11)
                                                                       ---------
  Net Expenses......................................................      40,948
                                                                       ---------
  Net Investment Income (Loss)......................................     147,968
                                                                       ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................     300,489
    Affiliated Investment Companies Shares Sold.....................          --
    Futures.........................................................      14,562
    Foreign Currency Transactions...................................       4,711
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (287,797)
    Affiliated Investment Companies Shares..........................          --
    Futures.........................................................       5,700
    Translation of Foreign Currency Denominated Amounts.............       2,392
                                                                       ---------
  Net Realized and Unrealized Gain (Loss)...........................      40,057
                                                                       ---------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.........................................................   $ 188,025
                                                                       =========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          World ex U.S.
                                                                 International  World ex    Targeted    World ex U.S. World Core
                                                                 Vector Equity U.S. Value     Value      Core Equity    Equity
                                                                   Portfolio   Portfolio*  Portfolio*     Portfolio   Portfolio*
                                                                 ------------- ---------- ------------- ------------- ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $199,
     $0, $0 and $0, respectively)...............................         --     $ 2,089          --             --          --
    Income Distributions Received from Affiliated Investment
     Companies..................................................         --         307          --             --     $ 2,039
    Income from Securities Lending..............................         --         103          --             --          --
    Expenses Allocated from Affiliated Investment
     Companies..................................................         --        (141)         --             --          --
                                                                    -------     -------      ------        -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies......................................         --       2,358          --             --       2,039
                                                                    -------     -------      ------        -------     -------
Fund Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,173, $0,
   $247, $1,679 and $0, respectively)...........................    $24,179          --      $3,077        $17,280           1
  Interest......................................................         --          --          --              2          --
  Income from Securities Lending................................      1,690          --         152          1,124          --
                                                                    -------     -------      ------        -------     -------
     Total Investment Income....................................     25,869          --       3,229         18,406           1
                                                                    -------     -------      ------        -------     -------
Fund Expenses
  Investment Management Fees....................................      3,629         363         637          2,503         312
  Accounting & Transfer Agent Fees..............................         52           2           9             39           2
  Custodian Fees................................................        117           4         116            235          --
  Filing Fees...................................................         40          11          25             33          16
  Shareholders' Reports.........................................         37           2           3             21           1
  Directors'/Trustees' Fees & Expenses..........................          7           1           1              5           1
  Professional Fees.............................................         14           3           4             16           1
  Other.........................................................         42           1           9             27           2
                                                                    -------     -------      ------        -------     -------
     Total Expenses.............................................      3,938         387         804          2,879         335
                                                                    -------     -------      ------        -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................         --        (177)         --             63        (290)
  Fees Paid Indirectly (Note C).................................         (6)         --          --             (7)         --
                                                                    -------     -------      ------        -------     -------
  Net Expenses..................................................      3,932         210         804          2,935          45
                                                                    -------     -------      ------        -------     -------
  Net Investment Income (Loss)..................................     21,937       2,148       2,425         15,471       1,995
                                                                    -------     -------      ------        -------     -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.........................................         --         256          --             --       1,313
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................      3,292          --         894         (1,582)         --
    Affiliated Investment Companies Shares Sold.................         --      (3,128)         --             --      (2,462)
    Futures.....................................................        182          68          --           (629)         --
    Foreign Currency Transactions...............................          5          33           5             12          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     (4,913)      7,295       3,450         10,477          --
    Affiliated Investment Companies Shares......................         --      (6,409)         --             --          (4)
    Futures.....................................................         --          18          --             --          --
    Translation of Foreign Currency Denominated
     Amounts....................................................        329          24          37            203          --
                                                                    -------     -------      ------        -------     -------
  Net Realized and Unrealized Gain (Loss).......................     (1,105)     (1,843)      4,386          8,481      (1,153)
                                                                    -------     -------      ------        -------     -------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.....................................................    $20,832     $   305      $6,811        $23,952     $   842
                                                                    =======     =======      ======        =======     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING    EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS   MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE       EQUITY
                                                                     PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*  PORTFOLIO
                                                                   ------------- ---------- ---------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $4,671,
     $3,463, $14,773 and $0, respectively)........................         --     $ 35,908   $ 41,469  $ 113,511          --
    Income Distributions Received from Affiliated Investment
     Companies....................................................    $ 2,292           --         --         --          --
    Interest......................................................         --           10         --         --          --
    Income from Securities Lending................................         --        3,434     18,287     15,897          --
    Expenses Allocated from Affiliated Investment Companies.......         --       (3,379)    (6,325)   (11,118)         --
                                                                      -------     --------   --------  ---------   ---------
     Total Net Investment Income Received from Affiliated
      Investment Companies........................................      2,292       35,973     53,431    118,290          --
                                                                      -------     --------   --------  ---------   ---------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $15,472, respectively).........................................         --           --         --         --   $ 126,521
  Interest........................................................         16           --         --         --          25
  Income from Securities Lending..................................         --           --         --         --      24,552
                                                                      -------     --------   --------  ---------   ---------
     Total Fund Investment Income.................................         16           --         --         --     151,098
                                                                      -------     --------   --------  ---------   ---------
FUND EXPENSES
  Investment Management Fees......................................        369       10,419     15,128     34,755      39,526
  Accounting & Transfer Agent Fees................................          2           14         15         45         411
  Custodian Fees..................................................          1           --         --         --       3,121
  Shareholder Servicing Fees --
    Class R2 Shares...............................................         --           --         --         87          --
  Filing Fees.....................................................         14           55         41         95         183
  Shareholders' Reports...........................................          3           86         58        153         238
  Directors'/Trustees' Fees & Expenses............................          1           18         20         59          60
  Professional Fees...............................................          1            5          6         18         252
  Other...........................................................          2           19         21         53         345
                                                                      -------     --------   --------  ---------   ---------
     Total Expenses...............................................        393       10,616     15,289     35,265      44,136
                                                                      -------     --------   --------  ---------   ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (364)      (2,084)    (4,655)    (6,951)         --
  Fees Paid Indirectly (Note C)...................................         --           --         --         --         (61)
                                                                      -------     --------   --------  ---------   ---------
  Net Expenses....................................................         29        8,532     10,634     28,314      44,075
                                                                      -------     --------   --------  ---------   ---------
  NET INVESTMENT INCOME (LOSS)....................................      2,279       27,441     42,797     89,976     107,023
                                                                      -------     --------   --------  ---------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................      2,164           --         --         --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................         (2)     (77,243)   111,354   (154,950)   (229,453)
    Affiliated Investment Companies Shares Sold...................       (827)          --         --         --          --
    Futures.......................................................        457          841      2,692      3,540      10,672
    Foreign Currency Transactions.................................     (1,889)         857        488        385      (1,273)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................         --      127,702     59,663    693,722     621,227
    Affiliated Investment Companies Shares........................     (1,585)          --         --         --          --
    Futures.......................................................       (401)       1,109        737      1,999       6,522
    Translation of Foreign Currency Denominated Amounts...........     (1,539)         189        573        144         744
                                                                      -------     --------   --------  ---------   ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (3,622)      53,455    175,507    544,840     408,439
                                                                      -------     --------   --------  ---------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $(1,343)    $ 80,896   $218,304  $ 634,816   $ 515,462
                                                                      =======     ========   ========  =========   =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                 Enhanced U.S. Large  U.S. Large Cap Equity    U.S. Large Cap Value
                                                  Company Portfolio         Portfolio                Portfolio
                                                --------------------  ---------------------  ------------------------
                                                Six Months    Year    Six Months     Year    Six Months       Year
                                                   Ended     Ended       Ended      Ended       Ended        Ended
                                                 April 30,  Oct. 31,   April 30,   Oct. 31,   April 30,     Oct. 31,
                                                   2016       2015       2016        2015       2016          2015
                                                ----------- --------  ----------- ---------  -----------  -----------
                                                (Unaudited)           (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $    759   $  1,130   $   7,198  $   9,255  $   183,686  $   317,704
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................      (217)     4,580     (10,091)    (1,560)      94,446      681,400
   Futures.....................................   (17,276)    15,372          --        (12)       7,533          (35)
   Foreign Currency Transactions...............        --        629          --         --           --           --
   In-Kind Redemptions.........................        --         --          --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................       484     (4,379)      2,036     (4,105)    (238,408)    (815,432)
   Futures.....................................    17,228     (6,271)         --         --        3,166            4
   Translation of Foreign Currency
    Denominated Amounts........................        --       (191)         --         --           --           --
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................       978     10,870        (857)    13,602       50,423      183,641
                                                 --------   --------   ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................      (658)      (799)     (7,578)    (8,112)    (185,461)    (302,945)
  Net Short-Term Gains:
   Institutional Class Shares..................    (3,529)   (10,591)         --       (285)          --           --
  Net Long-Term Gains:
   Institutional Class Shares..................    (9,801)   (16,610)         --       (266)    (643,970)     (86,223)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Distributions.......................   (13,988)   (28,000)     (7,578)    (8,663)    (829,431)    (389,168)
                                                 --------   --------   ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................    30,520     39,673     182,068    595,263    2,234,302    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................    12,337     24,405       7,488      8,492      775,568      359,045
  Shares Redeemed..............................   (32,085)   (60,026)   (125,135)  (184,505)  (1,618,427)  (3,209,154)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    10,772      4,052      64,421    419,250    1,391,443      866,481
                                                 --------   --------   ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................    (2,238)   (13,078)     55,986    424,189      612,435      660,954
Net Assets
  Beginning of Period..........................   203,641    216,719     699,144    274,955   15,807,935   15,146,981
                                                 --------   --------   ---------  ---------  -----------  -----------
  End of Period................................  $201,403   $203,641   $ 755,130  $ 699,144  $16,420,370  $15,807,935
                                                 ========   ========   =========  =========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     2,596      3,122      14,860     46,215       74,094      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................     1,056      2,085         590        675       24,897       10,996
  Shares Redeemed..............................    (2,797)    (4,848)    (10,260)   (14,242)     (53,048)     (95,477)
                                                 --------   --------   ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       855        359       5,190     32,648       45,943       26,304
                                                 ========   ========   =========  =========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................  $    149   $     48   $     961  $   1,341  $    28,147  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                  U.S. Targeted Value      U.S. Small Cap Value
                                                       Portfolio                 Portfolio         U.S. Core Equity 1 Portfolio
                                                -----------------------  ------------------------  ---------------------------
                                                Six Months      Year     Six Months       Year     Six Months         Year
                                                   Ended       Ended        Ended        Ended        Ended          Ended
                                                 April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,       Oct. 31,
                                                   2016         2015        2016          2015        2016            2015
                                                ----------- -----------  -----------  -----------  -----------    -----------
                                                (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   47,534  $    81,463  $    64,286  $   140,359  $   129,609    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................    179,003      315,026      263,736      522,294       27,339        164,919
   Futures.....................................      1,705         (296)      22,223       (2,510)       3,994             --
   In-Kind Redemptions.........................         --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.......................   (139,185)    (527,329)    (205,889)  (1,025,518)    (169,214)       (56,468)
   Futures.....................................      2,421           --        7,853           --        3,532             --
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................     91,478     (131,136)     152,209     (352,745)      (4,740)       366,896
                                                ----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares.............................       (281)        (374)          --           --           --             --
   Class R2 Shares.............................     (1,191)      (1,058)          --           --           --             --
   Institutional Class Shares..................    (49,831)     (74,793)     (85,785)    (130,190)    (135,733)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares.............................        (54)         (49)          --           --           --             --
   Class R2 Shares.............................       (202)        (144)          --           --           --             --
   Institutional Class Shares..................     (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares.............................     (1,571)      (1,235)          --           --           --             --
   Class R2 Shares.............................     (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares..................   (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions.......................   (347,752)    (323,484)    (573,133)    (557,305)    (295,885)      (249,767)
                                                ----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................  1,193,991    2,861,668    1,811,886    2,562,626    2,209,508      4,137,187
  Shares Issued in Lieu of Cash
   Distributions...............................    323,417      306,474      514,241      501,839      283,130        236,854
  Shares Redeemed..............................   (712,994)  (1,140,962)  (1,121,705)  (1,986,459)  (1,567,127)    (1,996,226)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    804,414    2,027,180    1,204,422    1,078,006      925,511      2,377,815
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................    548,140    1,572,560      783,498      167,956      624,886      2,494,944
Net Assets
  Beginning of Period..........................  7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                ----------  -----------  -----------  -----------   -----------   -----------
  End of Period................................ $7,711,607  $ 7,163,467  $12,463,760  $11,680,262  $13,900,660    $13,275,774
                                                ==========  ===========  ===========  ===========   ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued................................     61,626      127,780       61,708       73,971      131,198        230,659
  Shares Issued in Lieu of Cash
   Distributions...............................     16,185       14,559       16,670       15,227       16,459         13,516
  Shares Redeemed..............................    (36,136)     (51,364)     (37,394)     (57,511)     (93,368)      (111,260)
                                                ----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     41,675       90,975       40,984       31,688       54,289        132,915
                                                ==========  ===========  ===========  ===========   ===========   ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $    4,275  $     8,044  $   (15,311) $     6,188  $    15,501    $    21,625

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           U.S. Core Equity 2 Portfolio U.S. Vector Equity Portfolio U.S. Small Cap Portfolio
                                           ---------------------------  ---------------------------  ------------------------
                                           Six Months         Year      Six Months        Year       Six Months       Year
                                              Ended          Ended         Ended         Ended          Ended        Ended
                                            April 30,       Oct. 31,     April 30,      Oct. 31,      April 30,     Oct. 31,
                                              2016            2015         2016           2015          2016          2015
                                           -----------    -----------   -----------     ----------   -----------  -----------
                                           (Unaudited)                  (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   146,354    $   239,037   $   31,266     $   54,509    $    68,049  $   112,326
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............      31,128        305,920       41,600        127,309        159,673      532,485
   Futures................................       4,534          1,793        1,179           (811)         3,279           --
   In-Kind Redemptions....................          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..................    (208,977)      (307,072)     (90,441)      (193,154)      (207,290)    (457,527)
   Futures................................       3,968             --          913             --          5,064           --
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     (22,993)       239,678      (15,483)       (12,147)        28,775      215,538
                                            -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (152,072)      (228,075)     (32,088)       (51,799)       (71,234)    (105,110)
  Net Short-Term Gains:
   Institutional Class Shares.............          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
   Institutional Class Shares.............    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..................    (448,133)      (317,932)    (151,676)      (160,844)      (576,361)    (373,422)
                                            -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................   2,140,378      4,082,819      499,449        848,464      2,232,612    2,815,856
  Shares Issued in Lieu of Cash
   Distributions..........................     442,025        313,194      150,672        159,804        542,920      351,264
  Shares Redeemed.........................  (1,525,208)    (2,036,371)    (436,346)      (685,067)      (966,043)  (1,640,410)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,057,195      2,359,642      213,775        323,201      1,809,489    1,526,710
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................     586,069      2,281,388       46,616        150,210      1,261,903    1,368,826
Net Assets
  Beginning of Period.....................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                            -----------   -----------   ----------      ----------   -----------  -----------
  End of Period........................... $15,786,633    $15,200,564   $3,698,145     $3,651,529    $11,878,445  $10,616,542
                                            ===========   ===========   ==========      ==========   ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     134,290        234,298       33,888         51,015         79,363       90,041
  Shares Issued in Lieu of Cash
   Distributions..........................      26,988         18,413        9,872         10,033         18,896       11,800
  Shares Redeemed.........................     (95,136)      (116,908)     (29,409)       (41,495)       (34,064)     (52,277)
                                            -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      66,142        135,803       14,351         19,553         64,195       49,563
                                            ===========   ===========   ==========      ==========   ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    19,716    $    25,434   $    3,632     $    4,454    $     4,582  $     7,767

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                        DFA Real Estate Securities Large Cap International
                                               U.S. Micro Cap Portfolio        Portfolio                  Portfolio
                                               ----------------------   -------------------------  ----------------------
                                               Six Months      Year     Six Months       Year      Six Months     Year
                                                  Ended       Ended        Ended        Ended         Ended      Ended
                                                April 30,    Oct. 31,    April 30,     Oct. 31,     April 30,   Oct. 31,
                                                  2016         2015        2016          2015         2016        2015
                                               -----------  ----------  -----------  -----------   ----------- ----------
                                               (Unaudited)              (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................ $   23,349   $   41,868  $  164,368   $   187,615   $   44,106  $   86,418
  Net Realized Gain (Loss) on:
   Investment Securities Sold.................    154,845      283,555      11,374       119,527      (13,530)    (50,887)
   Futures....................................     (1,164)      (2,258)      2,614            --        1,001         769
   Foreign Currency Transactions..............         --           --          --            --          152        (528)
   In-Kind Redemptions........................         --       12,861          --       258,319           --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................   (191,278)    (281,159)    150,494      (219,248)     (94,577)   (155,643)
   Futures....................................      2,178           --       1,535            --          742          --
   Translation of Foreign Currency
    Denominated Amounts.......................         --           --          --            --          536         142
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................    (12,070)      54,867     330,385       346,213      (61,570)    (86,530)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................    (27,839)     (39,933)   (136,053)     (220,092)     (35,640)    (85,101)
  Net Long-Term Gains:
   Institutional Class Shares.................   (267,818)    (278,652)         --            --           --          --
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions......................   (295,657)    (318,585)   (136,053)     (220,092)     (35,640)    (85,101)
                                               ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...............................    448,101      657,708     573,816     1,268,079      632,296   1,019,845
  Shares Issued in Lieu of Cash
   Distributions..............................    274,006      296,069     132,798       216,090       31,591      76,483
  Shares Redeemed.............................   (478,857)    (711,995)   (507,751)   (1,664,857)    (448,106)   (902,210)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions......................    243,250      241,782     198,863      (180,688)     215,781     194,118
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..................................    (64,477)     (21,936)    393,195       (54,567)     118,571      22,487
Net Assets
  Beginning of Period.........................  5,007,091    5,029,027   6,553,192     6,607,759    3,150,334   3,127,847
                                               ----------   ----------  ----------   -----------   ----------  ----------
  End of Period............................... $4,942,614   $5,007,091  $6,946,387   $ 6,553,192   $3,268,905  $3,150,334
                                               ==========   ==========  ==========   ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued...............................     26,503       33,975      17,478        38,538       33,489      48,288
  Shares Issued in Lieu of Cash
   Distributions..............................     15,457       16,153       3,962         6,758        1,638       3,639
  Shares Redeemed.............................    (28,044)     (36,869)    (15,438)      (51,930)     (23,479)    (42,081)
                                               ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     13,916       13,259       6,002        (6,634)      11,648       9,846
                                               ==========   ==========  ==========   ===========   ==========  ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................... $   (1,645)  $    2,845  $   28,195   $      (120)  $   17,008  $    8,542

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           International Core Equity   International Small    Japanese Small Company
                                                   Portfolio            Company Portfolio           Portfolio
                                           ------------------------  -----------------------  ---------------------
                                           Six Months       Year     Six Months      Year     Six Months     Year
                                              Ended        Ended        Ended       Ended        Ended      Ended
                                            April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016          2015        2016         2015        2016        2015
                                           -----------  -----------  ----------- -----------  ----------- ---------
                                           (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   199,233  $   354,330  $  116,465  $   208,124   $  3,941   $   6,024
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............     (54,465)       4,776      73,364      376,613      4,562      12,888
   Futures................................      10,009           --       6,570       (4,583)        --          --
   Foreign Currency Transactions..........        (646)      (2,904)         68       (2,876)        11        (355)
   In-Kind Redemptions....................          --      163,544          --           --         --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    (124,486)    (679,030)     85,173     (293,604)    (6,674)     20,984
   Futures................................       1,194           --       3,496          (22)         1          --
   Translation of Foreign Currency
    Denominated Amounts...................       2,802          330       1,762          344        283          68
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................      33,641     (158,954)    286,898      283,996      2,124      39,609
                                           -----------  -----------  ----------  -----------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (123,398)    (367,607)   (152,110)    (208,535)    (6,534)     (7,758)
  Net Short-Term Gains:
   Institutional Class Shares.............          --           --          --      (27,069)        --          --
  Net Long-Term Gains:
   Institutional Class Shares.............          --           --    (207,859)    (250,320)        --          --
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Distributions..................    (123,398)    (367,607)   (359,969)    (485,924)    (6,534)     (7,758)
                                           -----------  -----------  ----------  -----------   --------   ---------
Capital Share Transactions (1):
  Shares Issued...........................   3,391,637    5,383,645     921,008    1,961,417     15,541      20,159
  Shares Issued in Lieu of Cash
   Distributions..........................     116,649      349,000     347,693      472,853      6,058       7,251
  Shares Redeemed.........................  (2,071,801)  (3,080,058)   (885,943)  (1,753,367)   (54,542)   (103,454)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions..........   1,436,485    2,652,587     382,758      680,903    (32,943)    (76,044)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Total Increase (Decrease) in Net
      Assets..............................   1,346,728    2,126,026     309,687      478,975    (37,353)    (44,193)
Net Assets
  Beginning of Period.....................  14,420,568   12,294,542   9,323,492    8,844,517    463,997     508,190
                                           -----------  -----------  ----------  -----------   --------   ---------
  End of Period........................... $15,767,296  $14,420,568  $9,633,179  $ 9,323,492   $426,644   $ 463,997
                                           ===========  ===========  ==========  ===========   ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     309,216      449,331      55,466      110,551        771       1,017
  Shares Issued in Lieu of Cash
   Distributions..........................      10,363       29,177      20,392       28,178        298         406
  Shares Redeemed.........................    (188,568)    (256,979)    (53,153)     (99,058)    (2,730)     (5,278)
                                           -----------  -----------  ----------  -----------   --------   ---------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     131,011      221,528      22,705       39,671     (1,661)     (3,855)
                                           ===========  ===========  ==========  ===========   ========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $    93,136  $    17,301  $     (997) $    34,648   $ (1,096)  $   1,497

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                Asia Pacific Small Company United Kingdom Small Continental Small Company
                                                      Portfolio             Company Portfolio         Portfolio
                                                -------------------------  -------------------  ------------------------
                                                Six Months       Year      Six Months    Year   Six Months      Year
                                                   Ended        Ended         Ended     Ended      Ended       Ended
                                                 April 30,     Oct. 31,     April 30,  Oct. 31,  April 30,    Oct. 31,
                                                   2016          2015         2016       2015      2016         2015
                                                -----------    ---------   ----------- -------- -----------   --------
                                                (Unaudited)                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................  $  3,037     $   9,355      $   714   $ 1,058   $  2,816     $  4,880
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.................    (4,251)       (2,042)       1,509     2,661        824        7,314
   Futures.....................................        --            --           --        --         50         (267)
   Foreign Currency Transactions...............        82          (202)          (6)        3         (7)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................    20,913       (43,082)      (4,013)     (569)     8,945        7,186
   Futures.....................................        --            --           --        --          2            3
   Translation of Foreign Currency
    Denominated Amounts........................         2            (3)           3         1         14           (4)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    19,783       (35,974)      (1,793)    3,154     12,644       19,048
                                                 --------      ---------     -------   -------   --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..................    (7,760)      (16,487)        (977)   (1,011)    (1,158)      (4,771)
  Net Short-Term Gains:
   Institutional Class Shares..................        --            --           --       (57)        --           --
  Net Long-Term Gains:
   Institutional Class Shares..................        --            --       (1,632)   (2,151)        --           --
                                                 --------      ---------     -------   -------   --------      --------
     Total Distributions.......................    (7,760)      (16,487)      (2,609)   (3,219)    (1,158)      (4,771)
                                                 --------      ---------     -------   -------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    17,508        13,081        1,285     4,028     30,396      112,313
  Shares Issued in Lieu of Cash
   Distributions...............................     6,990        15,524        2,125     2,521        877        4,167
  Shares Redeemed..............................    (7,860)     (139,991)      (4,153)   (5,897)    (9,003)     (21,694)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    16,638      (111,386)        (743)      652     22,270       94,786
                                                 --------      ---------     -------   -------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    28,661      (163,847)      (5,145)      587     33,756      109,063
Net Assets
  Beginning of Period..........................   200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------      ---------     -------   -------   --------      --------
  End of Period................................  $228,931     $ 200,270      $30,492   $35,637   $311,780     $278,024
                                                 ========      =========     =======   =======   ========      ========
(1) Shares Issued and Redeemed:
  Shares Issued................................       976           643           40       117      1,505        5,532
  Shares Issued in Lieu of Cash
   Distributions...............................       387           792           65        78         42          199
  Shares Redeemed..............................      (422)       (6,841)        (132)     (167)      (443)      (1,061)
                                                 --------      ---------     -------   -------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       941        (5,406)         (27)       28      1,104        4,670
                                                 ========      =========     =======   =======   ========      ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income).......................................  $ (4,640)    $      83      $   (55)  $   207   $  1,906     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           DFA International Real      DFA Global Real Estate   DFA International Small
                                           Estate Securities Portfolio  Securities Portfolio      Cap Value Portfolio
                                           --------------------------  ----------------------  ------------------------
                                           Six Months       Year       Six Months     Year     Six Months       Year
                                              Ended        Ended          Ended      Ended        Ended        Ended
                                            April 30,     Oct. 31,      April 30,   Oct. 31,    April 30,     Oct. 31,
                                              2016          2015          2016        2015        2016          2015
                                           -----------    ----------   ----------- ----------  -----------  -----------
                                           (Unaudited)                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   68,275    $  119,980    $   83,607  $  154,237  $   147,968  $   239,388
  Net Realized Gain (Loss) on:
   Investment Securities Sold.............       (300)      (17,379)        2,003      (1,163)     300,489      203,049
   Affiliated Investment Companies
    Shares Sold...........................         --            --          (524)         --           --           --
   Futures................................      1,792            --            --          --       14,562       (5,555)
   Foreign Currency Transactions..........        215        (1,791)            6          --        4,711       (4,926)
   In-Kind Redemptions....................         --            --            --          --           --      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................    215,380      (116,739)       30,278     (35,941)    (287,797)    (244,703)
   Affiliated Investment Companies
    Shares................................         --            --       135,571          --           --           --
   Futures................................        659            --            --          --        5,700           --
   Translation of Foreign Currency
    Denominated Amounts...................        464           284            --          --        2,392        1,015
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    286,485       (15,645)      250,941     117,133      188,025      381,815
                                           ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.............    (60,576)     (182,724)      (97,767)   (124,281)    (210,523)    (224,376)
  Net Long-Term Gains:
   Institutional Class Shares.............         --            --            --          --     (182,540)    (207,080)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Distributions..................    (60,576)     (182,724)      (97,767)   (124,281)    (393,063)    (431,456)
                                           ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    428,823       886,775       591,784   1,347,820    1,184,366    2,629,814
  Shares Issued in Lieu of Cash
   Distributions..........................     60,055       181,249        93,708     121,908      355,562      392,052
  Shares Redeemed.........................   (246,365)     (417,939)     (423,155)   (708,136)  (1,068,123)  (2,079,421)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    242,513       650,085       262,337     761,592      471,805      942,445
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    468,422       451,716       415,511     754,444      266,767      892,804
Net Assets
  Beginning of Period.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                           ----------     ----------   ----------  ----------  -----------  -----------
  End of Period........................... $4,008,514    $3,540,092    $4,475,427  $4,059,916  $12,844,342  $12,577,575
                                           ==========     ==========   ==========  ==========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     85,359       166,717        57,372     127,842       66,117      135,446
  Shares Issued in Lieu of Cash
   Distributions..........................     12,306        34,991         9,151      11,884       19,385       21,362
  Shares Redeemed.........................    (48,881)      (79,211)      (41,141)    (67,340)     (59,324)    (107,415)
                                           ----------     ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     48,784       122,497        25,382      72,386       26,178       49,393
                                           ==========     ==========   ==========  ==========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $ (213,899)   $ (221,598)   $   36,367  $   50,527  $   (17,792) $    44,763

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                        International Vector Equity  World ex U.S. Value  World ex U.S. Targeted
                                                               Portfolio                  Portfolio          Value Portfolio
                                                        --------------------------  --------------------  ---------------------
                                                        Six Months       Year       Six Months    Year    Six Months     Year
                                                           Ended        Ended          Ended     Ended       Ended      Ended
                                                         April 30,     Oct. 31,      April 30,  Oct. 31,   April 30,   Oct. 31,
                                                           2016          2015          2016       2015       2016        2015
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (Unaudited)                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................... $   21,937    $   37,987     $  2,148   $  3,484   $   2,425  $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          256        169          --      1,932
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      3,292         5,992           --         --         894       (356)
   Affiliated Investment Companies Shares
    Sold...............................................         --            --       (3,128)     1,061          --    (13,958)
   Futures.............................................        182            --           68         --          --       (347)
   Foreign Currency Transactions.......................          5          (490)          33        (65)          5       (169)
   In-Kind Redemptions.................................         --        10,623           --         --          --         --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........     (4,913)      (79,483)       7,295    (16,458)      3,450      8,649
   Affiliated Investment Companies Shares..............         --            --       (6,409)        --          --     (6,911)
   Futures.............................................         --            --           18         --          --         --
   Translation of Foreign Currency Denominated
    Amounts............................................        329            54           24          7          37         (2)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     20,832       (25,317)         305    (11,802)      6,811     (7,202)
                                                        ----------     ----------    --------   --------   ---------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,568)      (36,861)      (1,987)    (3,283)     (1,413)    (3,896)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --        (1,236)          --         --          --         --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (5,716)      (10,949)          --         --          --       (408)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Distributions................................    (21,284)      (49,046)      (1,987)    (3,283)     (1,413)    (4,304)
                                                        ----------     ----------    --------   --------   ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................    492,438       757,055       43,610     65,656     120,103    204,717
  Shares Issued in Lieu of Cash Distributions..........     21,106        48,618        1,985      3,281       1,411      4,301
  Shares Redeemed......................................   (346,725)     (441,949)     (14,903)   (12,502)   (106,707)  (120,877)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    166,819       363,724       30,692     56,435      14,807     88,141
                                                        ----------     ----------    --------   --------   ---------  ---------
    Total Increase (Decrease) in Net Assets............    166,367       289,361       29,010     41,350      20,205     76,635
Net Assets
  Beginning of Period..................................  1,594,914     1,305,553      155,301    113,951     227,731    151,096
                                                        ----------     ----------    --------   --------   ---------  ---------
  End of Period........................................ $1,761,281    $1,594,914     $184,311   $155,301   $ 247,936  $ 227,731
                                                        ==========     ==========    ========   ========   =========  =========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     49,424        68,272        4,713      6,010      11,384     17,665
  Shares Issued in Lieu of Cash Distributions..........      2,045         4,463          205        303         126        377
  Shares Redeemed......................................    (34,852)      (40,404)      (1,580)    (1,167)    (10,291)   (10,646)
                                                        ----------     ----------    --------   --------   ---------  ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     16,617        32,331        3,338      5,146       1,219      7,396
                                                        ==========     ==========    ========   ========   =========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................... $   10,258    $    3,889     $    678   $    517   $   1,022  $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                     WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                            PORTFOLIO          WORLD CORE EQUITY PORTFOLIO   EQUITY PORTFOLIO
                                     ------------------------  --------------------------  ------------------------
                                     SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                        ENDED       ENDED         ENDED        ENDED          ENDED       ENDED
                                      APRIL 30,    OCT. 31,     APRIL 30,     OCT. 31,      APRIL 30,    OCT. 31,
                                        2016         2015         2016          2015          2016         2015
                                     -----------  ----------   -----------    --------     -----------   --------
                                     (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   15,471   $   19,993    $  1,995      $  2,788      $  2,279     $  3,745
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --           --       1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......     (1,582)         534          --            --            (2)          --
   Affiliated Investment
    Companies Shares Sold...........         --       (9,894)     (2,462)         (905)         (827)        (251)
   Futures..........................       (629)         171          --            --           457         (402)
   Foreign Currency
    Transactions....................         12         (238)         --            --        (1,889)       3,159
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................     10,477      (56,453)         --        (4,000)           --           --
   Affiliated Investment
    Companies Shares................         --        2,100          (4)           --        (1,585)      (9,320)
   Futures..........................         --           --          --            --          (401)         701
   Translation of Foreign
    Currency Denominated
    Amounts.........................        203          (13)         --            --        (1,539)        (530)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     23,952      (43,800)        842        (1,946)       (1,343)      (2,429)
                                     ----------   ----------    --------       --------     --------      --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (10,922)     (15,824)     (2,130)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares.......         --           --          --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares.......         --           --        (132)         (232)         (620)      (1,915)
                                     ----------   ----------    --------       --------     --------      --------
    Total Distributions.............    (10,922)     (15,824)     (2,262)       (2,911)       (7,068)      (6,883)
                                     ----------   ----------    --------       --------     --------      --------
Capital Share Transactions (1):
  Shares Issued.....................    493,082      946,814      54,396       143,661        61,211      130,229
  Shares Issued in Lieu of Cash
   Distributions....................     10,680       15,654       2,151         2,860         7,066        6,883
  Shares Redeemed...................   (216,089)    (138,664)    (24,952)      (14,716)      (29,112)     (29,970)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    287,673      823,804      31,595       131,805        39,165      107,142
                                     ----------   ----------    --------       --------     --------      --------
    Total Increase (Decrease) in
     Net Assets.....................    300,703      764,180      30,175       126,948        30,754       97,830
NET ASSETS
  Beginning of Period...............  1,170,828      406,648     202,655        75,707       245,106      147,276
                                     ----------   ----------    --------       --------     --------      --------
  End of Period..................... $1,471,531   $1,170,828    $232,830      $202,655      $275,860     $245,106
                                     ==========   ==========    ========       ========     ========      ========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     54,344       92,639       4,407        10,926         4,897        9,466
  Shares Issued in Lieu of Cash
   Distributions....................      1,124        1,533         170           220           552          532
  Shares Redeemed...................    (23,439)     (13,850)     (2,067)       (1,167)       (2,281)      (2,213)
                                     ----------   ----------    --------       --------     --------      --------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................     32,029       80,322       2,510         9,979         3,168        7,785
                                     ==========   ==========    ========       ========     ========      ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $    8,000   $    3,451    $   (14)      $    121      $  1,004     $  5,058

                                     EMERGING MARKETS PORTFOLIO
                                     -------------------------
                                     SIX MONTHS       YEAR
                                        ENDED        ENDED
                                      APRIL 30,     OCT. 31,
                                        2016          2015
                                     -----------  -----------
                                     (UNAUDITED)
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
  Net Investment Income (Loss)...... $   27,441   $    82,136
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies.............         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......    (77,243)      (98,317)
   Affiliated Investment
    Companies Shares Sold...........         --            --
   Futures..........................        841         2,417
   Foreign Currency
    Transactions....................        857        (2,155)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency................    127,702      (669,787)
   Affiliated Investment
    Companies Shares................         --            --
   Futures..........................      1,109             4
   Translation of Foreign
    Currency Denominated
    Amounts.........................        189           (93)
                                     ----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.....................     80,896      (685,795)
                                     ----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......    (42,898)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares.......         --            --
  Net Long-Term Gains:
   Institutional Class Shares.......         --            --
                                     ----------   -----------
    Total Distributions.............    (42,898)      (73,891)
                                     ----------   -----------
Capital Share Transactions (1):
  Shares Issued.....................  1,018,927     2,348,904
  Shares Issued in Lieu of Cash
   Distributions....................     40,120        68,708
  Shares Redeemed...................   (953,516)   (1,410,094)
                                     ----------   -----------
    Net Increase (Decrease)
     from Capital Share
     Transactions...................    105,531     1,007,518
                                     ----------   -----------
    Total Increase (Decrease) in
     Net Assets.....................    143,529       247,832
NET ASSETS
  Beginning of Period...............  4,321,530     4,073,698
                                     ----------   -----------
  End of Period..................... $4,465,059   $ 4,321,530
                                     ==========   ===========
(1) SHARES ISSUED AND
 REDEEMED:
  Shares Issued.....................     49,803        98,569
  Shares Issued in Lieu of Cash
   Distributions....................      1,892         3,055
  Shares Redeemed...................    (46,556)      (59,625)
                                     ----------   -----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.......................      5,139        41,999
                                     ==========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME)............................ $   (9,695)  $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           Emerging Markets Small   Emerging Markets Value     Emerging Markets Core
                                                Cap Portfolio              Portfolio             Equity Portfolio
                                           ----------------------  ------------------------  ------------------------
                                           Six Months     Year     Six Months       Year     Six Months       Year
                                              Ended      Ended        Ended        Ended        Ended        Ended
                                            April 30,   Oct. 31,    April 30,     Oct. 31,    April 30,     Oct. 31,
                                              2016        2015        2016          2015        2016          2015
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (Unaudited)             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   42,797  $  109,144  $    89,976  $   362,517  $   107,023  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*............    111,354      46,152     (154,950)    (409,296)    (229,453)    (327,586)
   Futures................................      2,692          --        3,540           --       10,672           --
   Foreign Currency Transactions..........        488      (4,493)         385       (7,810)      (1,273)      (8,472)
   In-Kind Redemptions....................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..............................     59,663    (681,504)     693,722   (3,279,764)     621,227   (2,517,402)
   Futures................................        737          --        1,999           --        6,522           --
   Translation of Foreign Currency
    Denominated Amounts...................        573        (237)         144          107          744         (300)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    218,304    (530,938)     634,816   (3,334,246)     515,462   (2,499,253)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares........................         --          --       (1,372)      (1,822)          --           --
   Institutional Class Shares.............    (76,615)    (99,603)    (238,505)    (349,391)    (143,500)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.............         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.............    (36,697)    (88,636)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (113,312)   (191,603)    (239,877)    (351,213)    (143,500)    (304,141)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    500,081   1,309,981    1,870,181    3,635,785    4,166,557    6,175,578
  Shares Issued in Lieu of Cash
   Distributions..........................    106,334     180,085      227,709      332,144      134,498      282,610
  Shares Redeemed.........................   (477,728)   (782,954)  (1,839,741)  (4,119,848)  (3,131,185)  (4,525,463)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    128,687     707,112      258,149     (151,919)   1,169,870    1,932,725
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    233,679     (15,429)     653,088   (3,837,378)   1,541,832     (870,669)
Net Assets
  Beginning of Period.....................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $5,078,853  $4,845,174  $15,562,052  $14,908,964  $16,398,710  $14,856,878
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued...........................     28,574      65,569       91,031      147,429      269,452      339,318
  Shares Issued in Lieu of Cash
   Distributions..........................      6,119       9,583       11,047       14,339        8,430       16,465
  Shares Redeemed.........................    (27,555)    (40,423)     (89,381)    (164,669)    (200,135)    (255,411)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      7,138      34,729       12,697       (2,901)      77,747      100,372
                                           ==========  ==========  ===========  ===========  ===========  ===========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)....................... $  (19,674) $   14,068  $  (125,399) $    24,502  $   (18,725) $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Enhanced U.S. Large Company Portfolio
                                                                   -----------------------------------------------------

                                                                   Six Months      Year      Year      Year      Year
                                                                      Ended       Ended     Ended     Ended     Ended
                                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                      2016         2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.54     $  13.65  $  11.70  $   9.29  $   8.15
                                                                    --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.04         0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)......      0.04         0.53      1.94      2.42      1.20
                                                                    --------     --------  --------  --------  --------
   Total from Investment Operations...............................      0.08         0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.04)       (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains..............................................     (0.79)       (1.66)       --        --        --
                                                                    --------     --------  --------  --------  --------
   Total Distributions............................................     (0.83)       (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  11.79     $  12.54  $  13.65  $  11.70  $   9.29
================================================================== ===========   ========  ========  ========  ========
Total Return......................................................      0.71%(D)     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $201,403     $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets...........................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................      0.23%(E)     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets..............      0.75%(E)     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate...........................................        76%(D)      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                                       U.S. Large Cap Equity Portfolio
                                                                   --------- --------------------------------------------
                                                                                                                    Period
                                                                     Year     Six Months      Year      Year       June 25,
                                                                    Ended        Ended       Ended     Ended      2013(a) to
                                                                   Oct. 31,    April 30,    Oct. 31,  Oct. 31,     Oct. 31,
                                                                     2011        2016         2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------------
                                                                              (Unaudited)
Net Asset Value, Beginning of Period.............................. $   7.53   $  12.86      $  12.65  $  11.07   $  10.00
                                                                   --------   --------      --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.07       0.13          0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.56      (0.18)         0.21      1.57       1.04
                                                                   --------   --------      --------  --------   --------
   Total from Investment Operations...............................     0.63      (0.05)         0.44      1.78       1.10
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.01)     (0.13)        (0.21)    (0.20)     (0.03)
  Net Realized Gains..............................................       --         --         (0.02)       --         --
                                                                   --------   --------      --------  --------   --------
   Total Distributions............................................    (0.01)     (0.13)        (0.23)    (0.20)     (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $   8.15   $  12.68      $  12.86  $  12.65   $  11.07
================================================================== ========  ===========    ========  ========  ==========
Total Return......................................................     8.41%     (0.35)%(D)     3.49%    16.19%     11.01%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $171,128   $755,130      $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets...........................     0.26%      0.18%(E)      0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.26%      0.17%(E)      0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     0.86%      2.06%(E)      1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate...........................................      140%         8%(D)        12%        1%         0%(D)
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. LARGE CAP VALUE PORTFOLIO
                                         ------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR         YEAR         YEAR        YEAR        YEAR
                                              ENDED          ENDED        ENDED        ENDED       ENDED       ENDED
                                            APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016            2015         2014         2013        2012        2011
------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     33.27      $     33.75  $     29.72  $     22.34  $    19.29  $    18.58
                                         -----------      -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.37             0.69         0.56         0.47        0.41        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.41)           (0.32)        4.02         7.38        3.04        0.70
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.....       (0.04)            0.37         4.58         7.85        3.45        1.03
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................       (0.37)           (0.66)       (0.55)       (0.47)      (0.40)      (0.32)
 Net Realized Gains.....................       (1.35)           (0.19)          --           --          --          --
                                         -----------      -----------  -----------  -----------  ----------  ----------
   Total Distributions..................       (1.72)           (0.85)       (0.55)       (0.47)      (0.40)      (0.32)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     31.51      $     33.27  $     33.75  $     29.72  $    22.34  $    19.29
=======================================  ===========      ===========  ===========  ===========  ==========  ==========
Total Return............................       (0.02)%(D)        1.16%       15.49%       35.52%      18.14%       5.53%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $16,420,370      $15,807,935  $15,146,981  $11,963,072  $8,334,585  $7,340,344
Ratio of Expenses to Average Net
 Assets (B).............................        0.27% (E)        0.27%        0.27%        0.27%       0.27%       0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).........        0.37%(E)         0.30%        0.27%        0.27%       0.27%       0.28%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.42%(E)         2.04%        1.75%        1.82%       1.99%       1.63%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Targeted Value Portfolio-Class R1 Shares
                                                              ----------------------------------------------------------
                                                              Six Months      Year      Year     Year     Year     Year
                                                                 Ended       Ended     Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016         2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 21.58     $ 23.19   $ 22.63   $17.28  $ 15.32  $ 14.75
                                                                -------     -------   -------   ------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.13        0.26      0.18     0.27     0.15     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.04)      (0.61)     1.86     6.28     2.06     0.60
                                                                -------     -------   -------   ------  -------  -------
   Total from Investment Operations..........................      0.09       (0.35)     2.04     6.55     2.21     0.70
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.16)      (0.25)    (0.16)   (0.22)   (0.13)   (0.10)
  Net Realized Gains.........................................     (0.89)      (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                                -------     -------   -------   ------  -------  -------
   Total Distributions.......................................     (1.05)      (1.26)    (1.48)   (1.20)   (0.25)   (0.13)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 20.62     $ 21.58   $ 23.19   $22.63  $ 17.28  $ 15.32
============================================================= ===========   ========  ======== ======== ======== ========
Total Return.................................................      0.57%(D)   (1.33)%    9.47%   40.39%   14.67%    4.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $33,422     $40,159   $16,971   $9,470  $49,423  $45,132
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%     0.47%    0.47%    0.48%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.29%(E)    1.15%     0.79%    1.42%    0.93%    0.61%
Portfolio Turnover Rate......................................         8%(D)      15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

                                                                     U.S. Targeted Value Portfolio-Class R2 Shares
                                                              -----------------------------------------------------------
                                                              Six Months       Year      Year     Year     Year     Year
                                                                 Ended        Ended     Ended    Ended    Ended    Ended
                                                               April 30,     Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016          2015      2014     2013     2012     2011
--------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $  21.51     $  23.12   $ 22.57  $ 17.26  $ 15.31  $ 14.76
                                                               --------     --------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.11         0.23      0.15     0.19     0.13     0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).     (0.03)       (0.61)     1.84     6.31     2.05     0.60
                                                               --------     --------   -------  -------  -------  -------
   Total from Investment Operations..........................      0.08        (0.38)     1.99     6.50     2.18     0.67
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.17)       (0.22)    (0.12)   (0.21)   (0.11)   (0.09)
  Net Realized Gains.........................................     (0.89)       (1.01)    (1.32)   (0.98)   (0.12)   (0.03)
                                                               --------     --------   -------  -------  -------  -------
   Total Distributions.......................................     (1.06)       (1.23)    (1.44)   (1.19)   (0.23)   (0.12)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  20.53     $  21.51   $ 23.12  $ 22.57  $ 17.26  $ 15.31
============================================================= ===========   ========   ======== ======== ======== ========
Total Return.................................................      0.51%(D)    (1.49)%    9.30%   40.10%   14.46%    4.50%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $151,938     $135,412   $82,977  $23,305  $12,754  $10,918
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.63%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      1.11%(E)     1.02%     0.64%    0.95%    0.78%    0.42%
Portfolio Turnover Rate......................................         8%(D)       15%       10%      16%      20%      23%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Targeted Value Portfolio-Institutional Class Shares
                                               -------------------------------------------------------------------------------
                                                Six Months        Year          Year         Year         Year         Year
                                                   Ended         Ended         Ended        Ended        Ended        Ended
                                                 April 30,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                   2016           2015          2014         2013         2012         2011
--------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Net Asset Value, Beginning of Period.......... $    21.56     $     23.16   $     22.60  $     17.28  $     15.32  $     14.76
                                               ----------     -----------   -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13            0.29          0.21         0.24         0.17         0.12
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.03)          (0.61)         1.85         6.31         2.06         0.59
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total from Investment Operations...........       0.10           (0.32)         2.06         6.55         2.23         0.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.15)          (0.27)        (0.18)       (0.25)       (0.15)       (0.12)
  Net Realized Gains..........................      (0.89)          (1.01)        (1.32)       (0.98)       (0.12)       (0.03)
                                               ----------     -----------   -----------  -----------  -----------  -----------
   Total Distributions........................      (1.04)          (1.28)        (1.50)       (1.23)       (0.27)       (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    20.62     $     21.56   $     23.16  $     22.60  $     17.28  $     15.32
============================================== ===========    ===========   ===========  ===========  ===========  ===========
Total Return..................................       0.60%(D)       (1.20)%        9.58%       40.40%       14.78%        4.76%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $7,526,247     $ 6,987,896   $ 5,490,959  $ 4,180,974  $ 2,989,632  $ 2,487,929
Ratio of Expenses to Average Net Assets.......       0.37%(E)        0.37%         0.37%        0.37%        0.38%        0.38%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.36%(E)        1.28%         0.90%        1.25%        1.03%        0.71%
Portfolio Turnover Rate.......................          8%(D)          15%           10%          16%          20%          23%
--------------------------------------------------------------------------------------------------------------------------------

                                                                       U.S. Small Cap Value Portfolio
                                               -----------------------------------------------------------------------------
                                                 Six Months        Year          Year        Year        Year        Year
                                                    Ended         Ended         Ended       Ended       Ended       Ended
                                                  April 30,      Oct. 31,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2016           2015          2014        2013        2012        2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $     33.08     $     35.82   $     34.48  $    26.57  $    23.50  $    22.49
                                               -----------     -----------   -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............        0.17            0.41          0.23        0.39        0.20        0.16
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       (0.01)          (1.44)         2.93        9.41        3.38        1.00
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total from Investment Operations...........        0.16           (1.03)         3.16        9.80        3.58        1.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................       (0.23)          (0.38)        (0.22)      (0.37)      (0.18)      (0.15)
  Net Realized Gains..........................       (1.38)          (1.33)        (1.60)      (1.52)      (0.33)         --
                                               -----------     -----------   -----------  ----------  ----------  ----------
   Total Distributions........................       (1.61)          (1.71)        (1.82)      (1.89)      (0.51)      (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     31.63     $     33.08   $     35.82  $    34.48  $    26.57  $    23.50
============================================== ===========     ===========   ===========  ==========  ==========  ==========
Total Return..................................        0.62%(D)       (2.83)%        9.49%      39.35%      15.60%       5.13%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $12,463,760     $11,680,262   $11,512,306  $9,526,981  $7,088,470  $6,540,863
Ratio of Expenses to Average Net Assets.......        0.52%(E)        0.52%         0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.13%(E)        1.18%         0.66%       1.28%       0.78%       0.62%
Portfolio Turnover Rate.......................           7%(D)          17%            9%         14%         15%         14%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                                     ---------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year        Year
                                          Ended          Ended         Ended         Ended        Ended       Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                          2016            2015          2014          2013         2012        2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.90      $      17.71  $      15.74  $     12.11  $     10.78  $    10.18
                                     -----------      ------------  ------------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17              0.31          0.27         0.25         0.21        0.17
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.21)             0.26          2.02         3.62         1.32        0.59
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total from Investment
    Operations......................       (0.04)             0.57          2.29         3.87         1.53        0.76
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)            (0.30)        (0.25)       (0.24)       (0.20)      (0.16)
  Net Realized Gains................       (0.21)            (0.08)        (0.07)          --           --          --
                                     -----------      ------------  ------------  -----------  -----------  ----------
   Total Distributions..............       (0.39)            (0.38)        (0.32)       (0.24)       (0.20)      (0.16)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     17.47      $      17.90  $      17.71  $     15.74  $     12.11  $    10.78
===================================  ===========      ============  ============  ===========  ===========  ==========
Total Return........................       (0.19)%(D)         3.26%        14.72%       32.32%       14.29%       7.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $13,900,660      $ 13,275,774  $ 10,780,830  $ 7,566,179  $ 4,876,973  $3,731,411
Ratio of Expenses to Average Net
 Assets.............................        0.19%(E)          0.19%         0.19%        0.19%        0.19%       0.20%
Ratio of Net Investment Income to
 Average Net Assets.................        1.99%(E)          1.71%         1.61%        1.79%        1.79%       1.49%
Portfolio Turnover Rate.............           1%(D)             4%            5%           1%           3%          5%
------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                                     ----------------------------------------------------------------------------------
                                       Six Months         Year          Year          Year         Year         Year
                                          Ended          Ended         Ended         Ended        Ended        Ended
                                        April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                          2016            2015          2014          2013         2012         2011
------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $     17.26      $      17.34  $      15.62  $     11.99  $     10.61  $     10.06
                                     -----------      ------------  ------------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.16              0.30          0.26         0.24         0.20         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       (0.25)             0.02          1.86         3.73         1.36         0.54
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total from Investment
    Operations......................       (0.09)             0.32          2.12         3.97         1.56         0.70
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.17)            (0.28)        (0.24)       (0.24)       (0.18)       (0.15)
  Net Realized Gains................       (0.33)            (0.12)        (0.16)       (0.10)          --           --
                                     -----------      ------------  ------------  -----------  -----------  -----------
   Total Distributions..............       (0.50)            (0.40)        (0.40)       (0.34)       (0.18)       (0.15)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     16.67      $      17.26  $      17.34  $     15.62  $     11.99  $     10.61
===================================  ===========      ============  ============  ===========  ===========  ===========
Total Return........................       (0.45)%(D)         1.92%        13.78%       33.66%       14.81%        6.98%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,786,633      $ 15,200,564  $ 12,919,176  $ 9,989,564  $ 6,923,984  $ 5,819,906
Ratio of Expenses to Average Net
 Assets.............................        0.22%(E)          0.22%         0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to
 Average Net Assets.................        1.98%(E)          1.68%         1.55%        1.74%        1.74%        1.42%
Portfolio Turnover Rate.............           2%(D)             5%            6%           3%           5%           9%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. VECTOR EQUITY PORTFOLIO
                                         ---------------------------------------------------------------------------
                                           SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                            APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2016           2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $    16.22      $    17.04   $    15.62  $    11.61  $    10.28  $     9.82
                                         ----------      ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......       0.13            0.25         0.21        0.20        0.16        0.12
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      (0.23)          (0.30)        1.62        4.03        1.32        0.46
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total from Investment Operations.....      (0.10)          (0.05)        1.83        4.23        1.48        0.58
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................      (0.14)          (0.24)       (0.19)      (0.20)      (0.15)      (0.12)
 Net Realized Gains.....................      (0.53)          (0.53)       (0.22)      (0.02)         --          --
                                         ----------      ----------   ----------  ----------  ----------  ----------
   Total Distributions..................      (0.67)          (0.77)       (0.41)      (0.22)      (0.15)      (0.12)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    15.45      $    16.22   $    17.04  $    15.62  $    11.61  $    10.28
=======================================  ===========     ==========   ==========  ==========  ==========  ==========
Total Return............................      (0.56)%(D)      (0.18)%      11.91%      36.80%      14.55%       5.86%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $3,698,145      $3,651,529   $3,501,319  $2,893,842  $2,009,177  $1,851,895
Ratio of Expenses to Average Net Assets.       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).............       0.32%(E)        0.32%        0.32%       0.32%       0.32%       0.33%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.79%(E)        1.50%        1.26%       1.50%       1.45%       1.11%
Portfolio Turnover Rate.................          4%(D)          10%          10%          3%          9%         10%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           U.S. Small Cap Portfolio
                                -----------------------------------------------------------------------------  ---------------
                                  Six Months         Year         Year        Year        Year        Year       Six Months
                                     Ended          Ended        Ended       Ended       Ended       Ended          Ended
                                   April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                     2016            2015         2014        2013        2012        2011          2016
-------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)                                                                    (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     30.84      $      31.38  $    30.03  $    23.11  $    20.55  $    19.06  $    19.00
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.18              0.35        0.26        0.35        0.25        0.18        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.29)             0.33        2.27        8.13        2.53        1.49       (0.15)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       (0.11)             0.68        2.53        8.48        2.78        1.67       (0.06)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.19)            (0.33)      (0.24)      (0.36)      (0.22)      (0.18)      (0.10)
  Net Realized Gains...........       (1.46)            (0.89)      (0.94)      (1.20)         --          --       (1.02)
                                -----------      ------------  ----------  ----------  ----------  ----------  ----------
   Total Distributions.........       (1.65)            (1.22)      (1.18)      (1.56)      (0.22)      (0.18)      (1.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     29.08      $      30.84  $    31.38  $    30.03  $    23.11  $    20.55  $    17.82
=============================== ===========      ============  ==========  ==========  ==========  ==========  ===========
Total Return...................       (0.27)%(D)         2.34%       8.67%      39.03%      13.61%       8.76%      (0.26)%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $11,878,445      $ 10,616,542  $9,247,716  $7,446,827  $4,563,345  $3,770,323  $4,942,614
Ratio of Expenses to Average
 Net Assets....................        0.37%(E)          0.37%       0.37%       0.37%       0.37%       0.37%       0.52%(E)
Ratio of Net Investment Income
 to Average Net Assets.........        1.28%(E)          1.10%       0.86%       1.33%       1.14%       0.84%       0.98%(E)
Portfolio Turnover Rate........           4%(D)            11%          9%         10%         16%         23%          8%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                           U.S. Micro Cap Portfolio
                                -------------------------------------------------------------
                                    Year         Year        Year        Year        Year
                                   Ended        Ended       Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014        2013        2012        2011
---------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $     20.10  $     19.64  $    14.84  $    13.24  $    12.25
                                -----------  -----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................        0.16         0.14        0.19        0.14        0.09
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.02         1.35        5.57        1.59        0.99
                                -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations.................        0.18         1.49        5.76        1.73        1.08
---------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........       (0.16)       (0.13)      (0.20)      (0.13)      (0.09)
  Net Realized Gains...........       (1.12)       (0.90)      (0.76)         --          --
                                -----------  -----------  ----------  ----------  ----------
   Total Distributions.........       (1.28)       (1.03)      (0.96)      (0.13)      (0.09)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.00  $     20.10  $    19.64  $    14.84  $    13.24
=============================== ===========  ===========  ==========  ==========  ==========
Total Return...................        1.11%        7.88%      41.34%      13.13%       8.85%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $ 5,007,091  $ 5,029,027  $4,695,831  $3,437,958  $3,257,719
Ratio of Expenses to Average
 Net Assets....................        0.52%        0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income
 to Average Net Assets.........        0.82%        0.69%       1.16%       0.99%       0.69%
Portfolio Turnover Rate........          14%          12%         11%         15%         14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                        DFA Real Estate Securities Portfolio
                                     -------------------------------------------------------------------------  ---------------
                                      Six Months       Year        Year        Year        Year        Year       Six Months
                                         Ended        Ended       Ended       Ended       Ended       Ended          Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,      April 30,
                                         2016          2015        2014        2013        2012        2011          2016
--------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                 (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    33.04     $    32.24  $    27.77  $    25.83  $    23.25  $    21.24  $    20.36
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.82           0.90        0.72        0.67        0.57        0.40        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.81           0.95        4.62        1.95        2.74        1.93       (0.76)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.63           1.85        5.34        2.62        3.31        2.33       (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.68)         (1.05)      (0.87)      (0.68)      (0.73)      (0.32)      (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    33.99     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.65
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       4.96%(D)       5.89%      19.80%      10.28%      14.45%      11.09%      (2.37)%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $6,946,387     $6,553,192  $6,607,759  $4,677,418  $3,716,389  $3,098,647  $3,268,905
Ratio of Expenses to Average Net
 Assets.............................       0.18%(E)       0.18%       0.18%       0.18%       0.22%       0.32%       0.28%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.19%(E)       0.19%       0.19%       0.19%       0.23%       0.32%       0.28%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       5.00%(E)       2.75%       2.48%       2.42%       2.29%       1.76%       2.89%(E)
Portfolio Turnover Rate.............          1%(D)          4%          0%          1%          0%          3%          3%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                            Large Cap International Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.59   $    22.20  $    18.33  $    17.91  $    19.42
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).......................       0.58         0.75        0.58        0.60        0.63
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (1.24)       (0.62)       3.90        0.40       (1.53)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.66)        0.13        4.48        1.00       (0.90)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.57)       (0.74)      (0.61)      (0.58)      (0.61)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    20.36   $    21.59  $    22.20  $    18.33  $    17.91
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (3.10)%       0.47%      24.85%       5.89%      (4.86)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,150,334   $3,127,847  $2,755,114  $2,055,759  $1,704,149
Ratio of Expenses to Average Net
 Assets.............................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.29%        0.28%       0.29%       0.30%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.71%        3.35%       2.90%       3.38%       3.19%
Portfolio Turnover Rate.............         10%           4%          5%          4%          3%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL CORE EQUITY PORTFOLIO
                                         -------------------------------------------------------------------------------
                                           SIX MONTHS         YEAR          YEAR         YEAR        YEAR         YEAR
                                              ENDED          ENDED         ENDED        ENDED       ENDED        ENDED
                                            APRIL 30,       OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                              2016            2015          2014         2013        2012         2011
--------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period.... $     11.69      $     12.15   $     12.57   $    10.10  $     9.89  $    10.78
                                         -----------      -----------   -----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......        0.15             0.32          0.38         0.31        0.31        0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       (0.18)           (0.45)        (0.43)        2.47        0.20       (0.89)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total from Investment Operations.....       (0.03)           (0.13)        (0.05)        2.78        0.51       (0.56)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
Net Investment Income...................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
                                         -----------      -----------   -----------   ----------  ----------  ----------
   Total Distributions..................       (0.10)           (0.33)        (0.37)       (0.31)      (0.30)      (0.33)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     11.56      $     11.69   $     12.15   $    12.57  $    10.10  $     9.89
=======================================  ===========      ===========   ===========   ==========  ==========  ==========
Total Return............................       (0.28)%(D)       (1.10)%       (0.55)%      27.98%       5.49%      (5.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,767,296      $14,420,568   $12,294,542   $9,508,466  $6,482,738  $5,395,884
Ratio of Expenses to Average Net Assets.        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................        0.38%(E)         0.38%         0.38%        0.39%       0.40%       0.40%
Ratio of Net Investment Income to
 Average Net Assets.....................        2.80%(E)         2.63%         3.01%        2.80%       3.18%       2.96%
Portfolio Turnover Rate.................           1%(D)            4%            7%           3%          5%          3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              International Small Company Portfolio
                                           --------------------------------------------------------------------------
                                            Six Months       Year         Year        Year        Year         Year
                                               Ended        Ended        Ended       Ended       Ended        Ended
                                             April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                               2016          2015         2014        2013        2012         2011
------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period...... $    17.78     $    18.24  $    19.40   $    15.28  $    15.21  $    16.14
                                           ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.22           0.41        0.42         0.42        0.38        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.29           0.12       (0.62)        4.16        0.39       (0.83)
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.......       0.51           0.53       (0.20)        4.58        0.77       (0.43)
------------------------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................      (0.29)         (0.42)      (0.42)       (0.37)      (0.42)      (0.50)
  Net Realized Gains......................      (0.40)         (0.57)      (0.54)       (0.09)      (0.28)         --
                                           ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions....................      (0.69)         (0.99)      (0.96)       (0.46)      (0.70)      (0.50)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    17.60     $    17.78  $    18.24   $    19.40  $    15.28  $    15.21
========================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return..............................       2.97%(D)       3.30%      (1.09)%      30.66%       5.63%      (2.92)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,633,179     $9,323,492  $8,844,517   $8,520,717  $6,423,160  $5,834,015
Ratio of Expenses to Average Net
 Assets (B)...............................       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........       0.53%(E)       0.54%       0.53%        0.54%       0.56%       0.55%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.58%(E)       2.30%       2.15%        2.47%       2.58%       2.37%
------------------------------------------------------------------------------------------------------------------------

                                                          Japanese Small Company Portfolio
                                           --------------------------------------------------------------
                                           Six Months      Year      Year      Year      Year      Year
                                              Ended       Ended     Ended     Ended     Ended     Ended
                                            April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                              2016         2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period......  $  20.46     $  19.15  $  19.33  $  14.99  $  15.24  $  14.13
                                            --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.18         0.25      0.24      0.26      0.29      0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     (0.06)        1.36      0.13      4.21     (0.26)     1.08
                                            --------     --------  --------  --------  --------  --------
   Total from Investment Operations.......      0.12         1.61      0.37      4.47      0.03      1.35
----------------------------------------------------------------------------------------------------------
Less Distributions........................
  Net Investment Income...................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
  Net Realized Gains......................        --           --        --        --        --        --
                                            --------     --------  --------  --------  --------  --------
   Total Distributions....................     (0.28)       (0.30)    (0.55)    (0.13)    (0.28)    (0.24)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  20.30     $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
========================================== ===========   ========  ========  ========  ========  ========
Total Return..............................      0.61%(D)     8.62%     2.00%    30.06%     0.20%     9.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $426,644     $463,997  $508,190  $414,132  $293,968  $163,120
Ratio of Expenses to Average Net
 Assets (B)...............................      0.54%(E)     0.54%     0.55%     0.56%     0.57%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.64%(E)     0.57%     0.55%     0.56%     0.57%     0.56%
Ratio of Net Investment Income to Average
 Net Assets...............................      1.83%(E)     1.27%     1.25%     1.51%     1.88%     1.74%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                   Asia Pacific Small Company Portfolio
                                                    ----------------------------------------------------------------
                                                    Six Months       Year       Year      Year      Year       Year
                                                       Ended        Ended      Ended     Ended     Ended      Ended
                                                     April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                       2016          2015       2014      2013      2012       2011
-----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............  $  19.06     $  22.88   $  24.82   $  23.22  $  23.04  $  25.64
                                                     --------     --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.27         0.75       0.83       1.01      0.87      0.85
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.40        (3.51)     (1.81)      1.37      0.58     (2.16)
                                                     --------     --------   --------   --------  --------  --------
   Total from Investment Operations................      1.67        (2.76)     (0.98)      2.38      1.45     (1.31)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
  Net Realized Gains...............................        --           --         --         --        --        --
                                                     --------     --------   --------   --------  --------  --------
   Total Distributions.............................     (0.74)       (1.06)     (0.96)     (0.78)    (1.27)    (1.29)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  19.99     $  19.06   $  22.88   $  24.82  $  23.22  $  23.04
=================================================== ===========   ========   ========   ========  ========  ========
Total Return.......................................      9.19%(D)   (12.19)%    (3.84)%    10.46%     7.09%    (5.59)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $228,931     $200,270   $364,117   $331,166  $238,191  $139,262
Ratio of Expenses to Average Net Assets (B)........      0.55%(E)     0.55%      0.55%      0.57%     0.59%     0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.65%(E)     0.57%      0.55%      0.57%     0.59%     0.60%
Ratio of Net Investment Income to Average Net
 Assets............................................      2.94%(E)     3.67%      3.53%      4.26%     3.91%     3.34%
-----------------------------------------------------------------------------------------------------------------------

                                                               United Kingdom Small Company Portfolio
                                                    ----------------------------------------------------------
                                                    Six Months       Year     Year     Year     Year     Year
                                                       Ended        Ended    Ended    Ended    Ended    Ended
                                                     April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                       2016          2015     2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period...............   $ 35.50      $ 35.92  $ 36.96  $ 27.81  $ 23.44  $ 24.24
                                                      -------      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.70         1.06     0.95     0.88     0.69     0.82
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................     (2.39)        1.95    (0.65)    9.17     4.47    (0.85)
                                                      -------      -------  -------  -------  -------  -------
   Total from Investment Operations................     (1.69)        3.01     0.30    10.05     5.16    (0.03)
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.97)       (1.05)   (0.93)   (0.90)   (0.79)   (0.77)
  Net Realized Gains...............................     (1.63)       (2.38)   (0.41)      --       --       --
                                                      -------      -------  -------  -------  -------  -------
   Total Distributions.............................     (2.60)       (3.43)   (1.34)   (0.90)   (0.79)   (0.77)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................   $ 31.21      $ 35.50  $ 35.92  $ 36.96  $ 27.81  $ 23.44
=================================================== ===========    ======== ======== ======== ======== ========
Total Return.......................................     (5.00)%(D)    9.43%    0.73%   36.81%   22.82%   (0.28)%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............   $30,492      $35,637  $35,050  $37,096  $31,316  $33,869
Ratio of Expenses to Average Net Assets (B)........      0.59%(E)     0.58%    0.58%    0.59%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B)..      0.69%(E)     0.62%    0.62%    0.63%    0.63%    0.62%
Ratio of Net Investment Income to Average Net
 Assets............................................      4.43%(E)     2.99%    2.50%    2.79%    2.83%    3.26%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                      Continental Small Company Portfolio
                               -----------------------------------------------------------------------------
                                 Six Months         Year         Year         Year         Year         Year
                                    Ended          Ended        Ended        Ended        Ended        Ended
                                  April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                    2016            2015         2014         2013         2012         2011
-----------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period.......................  $  20.74        $  19.34     $  20.26     $  14.51     $  14.66     $  16.93
                                --------        --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................      0.20            0.43         0.42         0.37         0.39         0.39
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      0.63            1.38        (0.90)        5.78        (0.17)       (2.20)
                                --------        --------     --------     --------     --------     --------
   Total from Investment
    Operations................      0.83            1.81        (0.48)        6.15         0.22        (1.81)
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
                                --------        --------     --------     --------     --------     --------
   Total Distributions........     (0.08)          (0.41)       (0.44)       (0.40)       (0.37)       (0.46)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $  21.49        $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
============================== ===========      ========     ========     ========     ========     ========
Total Return..................      4.02%(D)        9.37%       (2.68)%      42.99%        1.85%      (11.09)%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................  $311,780        $278,024     $168,961     $170,806     $106,316     $117,452
Ratio of Expenses to Average
 Net Assets...................      0.54%(B)(E)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........      0.64%(B)(E)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)     0.58%(B)
Ratio of Net Investment
 Income to Average Net
 Assets.......................      1.97%(E)        2.09%        1.97%        2.16%        2.78%        2.25%
Portfolio Turnover Rate.......       N/A(D)          N/A          N/A          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------

                                            DFA International Real Estate Securities Portfolio
                               --------------------------------------------------------------------------
                                Six Months        Year        Year        Year        Year         Year
                                   Ended         Ended       Ended       Ended       Ended        Ended
                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                   2016           2015        2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period....................... $     5.27     $     5.63   $     5.48  $     5.67  $     4.90  $     5.58
                               ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A).................       0.10           0.19         0.22        0.22        0.27        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................       0.29          (0.22)        0.19        0.25        0.75       (0.33)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations................       0.39          (0.03)        0.41        0.47        1.02       (0.03)
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
                               ----------     ----------   ----------  ----------  ----------  ----------
   Total Distributions........      (0.09)         (0.33)       (0.26)      (0.66)      (0.25)      (0.65)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period....................... $     5.57     $     5.27   $     5.63  $     5.48  $     5.67  $     4.90
============================== ===========    ==========   ==========  ==========  ==========  ==========
Total Return..................       7.61%(D)      (0.37)%       8.21%       9.24%      22.34%      (0.43)%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $4,008,514     $3,540,092   $3,088,376  $2,158,977  $1,531,708  $1,060,156
Ratio of Expenses to Average
 Net Assets...................       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly)........       0.28%(E)       0.32%        0.38%       0.39%       0.41%       0.42%
Ratio of Net Investment
 Income to Average Net
 Assets.......................       3.85%(E)       3.64%        4.14%       4.07%       5.45%       5.73%
Portfolio Turnover Rate.......          0%(D)          2%           1%          5%          3%          7%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                       DFA Global Real Estate Securities Portfolio
                                --------------------------------------------------------------------------------------
                                   Six Months          Year           Year           Year           Year          Year
                                      Ended           Ended          Ended          Ended          Ended         Ended
                                    April 30,        Oct. 31,       Oct. 31,       Oct. 31,       Oct. 31,      Oct. 31,
                                      2016             2015           2014           2013           2012          2011
---------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.59        $    10.63     $     9.59     $     9.33     $     8.21     $   8.28
                                ----------        ----------     ----------     ----------     ----------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................       0.21              0.44           0.31           0.49           0.29         0.41
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................       0.40             (0.09)          1.05           0.37           1.07         0.06
                                ----------        ----------     ----------     ----------     ----------     --------
   Total from Investment
    Operations.................       0.61              0.35           1.36           0.86           1.36         0.47
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
 Net Realized Gains............         --                --             --             --             --           --
                                ----------        ----------     ----------     ----------     ----------     --------
   Total Distributions.........      (0.25)            (0.39)         (0.32)         (0.60)         (0.24)       (0.54)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.95        $    10.59     $    10.63     $     9.59     $     9.33     $   8.21
=============================== ===========       ==========     ==========     ==========     ==========     ========
Total Return...................       5.94%(D)          3.44%         14.98%          9.74%         17.33%        6.17%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,475,427        $4,059,916     $3,305,472     $2,082,707     $1,315,547     $869,348
Ratio of Expenses to Average
 Net Assets....................       0.24%(B)(E)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)     0.41%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.38%(B)(E)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)     0.73%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       4.08%(E)          4.16%          3.21%          5.18%          3.38%        5.01%
Portfolio Turnover Rate........          1%(D)             1%           N/A            N/A            N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                  DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------
                                  Six Months        Year         Year         Year        Year         Year
                                     Ended         Ended        Ended        Ended       Ended        Ended
                                   April 30,      Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,     Oct. 31,
                                     2016           2015         2014         2013        2012         2011
---------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period........................ $     19.44     $     19.55  $     20.17  $     15.16  $    14.85  $    16.16
                                -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
  (Loss) (A)...................        0.22            0.38         0.37         0.37        0.34        0.34
 Net Gains (Losses) on
  Securities (Realized and
  Unrealized)..................        0.02            0.22        (0.34)        5.21        0.61       (0.98)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.................        0.24            0.60         0.03         5.58        0.95       (0.64)
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.32)          (0.37)       (0.35)       (0.36)      (0.36)      (0.38)
 Net Realized Gains............       (0.28)          (0.34)       (0.30)       (0.21)      (0.28)      (0.29)
                                -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions.........       (0.60)          (0.71)       (0.65)       (0.57)      (0.64)      (0.67)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $     19.08     $     19.44  $     19.55  $     20.17  $    15.16  $    14.85
=============================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return...................        1.39%(D)        3.31%        0.13%       37.79%       6.92%      (4.39)%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $12,844,342     $12,577,575  $11,684,771  $11,148,899  $8,266,610  $7,459,144
Ratio of Expenses to Average
 Net Assets....................        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.68%(E)        0.69%        0.68%        0.69%       0.71%       0.70%
Ratio of Net Investment Income
 to Average Net Assets.........        2.47%(E)        1.94%        1.78%        2.16%       2.30%       2.05%
Portfolio Turnover Rate........          10%(D)          18%           8%           9%         18%         16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                  International Vector Equity Portfolio
                                -----------------------------------------------------------------------   ----------------
                                 Six Months        Year         Year        Year       Year       Year      Six Months
                                    Ended         Ended        Ended       Ended      Ended      Ended         Ended
                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,     April 30,
                                    2016           2015         2014        2013       2012       2011         2016
---------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)                                                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.76     $    11.26   $    11.75   $     9.33  $   9.34  $  10.28    $  10.28
                                ----------     ----------   ----------   ----------  --------  --------    --------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................       0.14           0.28         0.32         0.26      0.27      0.29        0.13
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................      (0.08)         (0.41)       (0.43)        2.44      0.14     (0.87)      (0.30)
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total from Investment
    Operations.................       0.06          (0.13)       (0.11)        2.70      0.41     (0.58)      (0.17)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........      (0.10)         (0.27)       (0.30)       (0.25)    (0.27)    (0.29)      (0.12)
  Net Realized Gains...........      (0.04)         (0.10)       (0.08)       (0.03)    (0.15)    (0.07)         --
                                ----------     ----------   ----------   ----------  --------  --------    --------
   Total Distributions.........      (0.14)         (0.37)       (0.38)       (0.28)    (0.42)    (0.36)      (0.12)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    10.68     $    10.76   $    11.26   $    11.75  $   9.33  $   9.34    $   9.99
=============================== ===========    ==========   ==========   ==========  ========  ========   ===========
Total Return...................       0.58%(D)      (1.14)%      (1.05)%      29.52%     4.90%    (5.99)%     (1.58)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,761,281     $1,594,914   $1,305,553   $1,090,774  $561,399  $410,580    $184,311
Ratio of Expenses to Average
 Net Assets....................       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.53%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........       0.49%(E)       0.50%        0.49%        0.51%     0.54%     0.54%       0.76%(B)(E)
Ratio of Net Investment Income
 to Average Net Assets.........       2.72%(E)       2.50%        2.64%        2.51%     2.94%     2.73%       2.78%(E)
Portfolio Turnover Rate........          2%(D)          8%           8%           2%        5%       10%        N/A(D)
---------------------------------------------------------------------------------------------------------------------------

                                         World ex U.S. Value Portfolio
                                -----------------------------------------------------------
                                    Year         Year         Year        Year        Year
                                   Ended        Ended        Ended       Ended       Ended
                                  Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                    2015         2014         2013        2012        2011
----------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period........................ $  11.43     $  11.93     $   9.94     $  9.96     $ 11.35
                                --------     --------     --------     -------     -------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)..................     0.30         0.42         0.29        0.29        0.30
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................    (1.18)       (0.50)        2.02       (0.05)      (1.35)
                                --------     --------     --------     -------     -------
   Total from Investment
    Operations.................    (0.88)       (0.08)        2.31        0.24       (1.05)
----------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........    (0.27)       (0.42)       (0.32)      (0.26)      (0.26)
  Net Realized Gains...........       --           --           --          --       (0.08)
                                --------     --------     --------     -------     -------
   Total Distributions.........    (0.27)       (0.42)       (0.32)      (0.26)      (0.34)
----------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $  10.28     $  11.43     $  11.93     $  9.94     $  9.96
=============================== ========     ========     ========     ========    ========
Total Return...................    (7.77)%      (0.81)%      23.61%       2.70%      (9.59)%
----------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $155,301     $113,951     $117,587     $57,197     $47,165
Ratio of Expenses to Average
 Net Assets....................     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)    0.60%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)    0.91%(B)
Ratio of Net Investment Income
 to Average Net Assets.........     2.69%        3.54%        2.61%       2.97%       2.64%
Portfolio Turnover Rate........      N/A          N/A          N/A         N/A         N/A
----------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         World ex U.S. Targeted Value Portfolio
                                                   -------------------------------------------
                                                                                          Period
                                                   Six Months       Year      Year       Nov. 1,
                                                      Ended        Ended     Ended      2012(a) to
                                                    April 30,     Oct. 31,  Oct. 31,     Oct. 31,
                                                      2016          2015      2014         2013
------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............  $  11.44     $  12.08   $  12.46   $ 10.00
                                                    --------     --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.12         0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.25        (0.58)     (0.22)     2.46
                                                    --------     --------   --------   -------
   Total from Investment Operations...............      0.37        (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.07)       (0.26)     (0.24)    (0.20)
 Net Realized Gains...............................        --        (0.03)     (0.15)       --
                                                    --------     --------   --------   -------
   Total Distributions............................     (0.07)       (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  11.74     $  11.44   $  12.08   $12.46$
=================================================  ===========   ========   ========  ==========
Total Return......................................      3.25%(D)    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $247,936     $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets (B).......      0.73%(E)     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................      0.73%(E)     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      2.21%(E)     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate...........................        19%(D)        1%       N/A       N/A
------------------------------------------------------------------------------------------------------

                                                             World ex U.S. Core Equity Portfolio
                                                   -------------------------------------------------
                                                                                               Period
                                                     Six Months        Year        Year       April 9,
                                                        Ended         Ended       Ended      2013(a) to
                                                      April 30,      Oct. 31,    Oct. 31,     Oct. 31,
                                                        2016           2015        2014         2013
-----------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.83      $    10.49   $  10.77    $  10.00
                                                   ----------      ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.11            0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.12)          (0.72)     (0.27)       0.77
                                                   ----------      ----------   --------    --------
   Total from Investment Operations...............      (0.01)          (0.46)      0.01        0.95
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.08)          (0.20)     (0.28)      (0.18)
 Net Realized Gains...............................         --              --      (0.01)         --
                                                   ----------      ----------   --------    --------
   Total Distributions............................      (0.08)          (0.20)     (0.29)      (0.18)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     9.74      $     9.83   $  10.49    $  10.77
=================================================  ===========     ==========   ========   ==========
Total Return......................................      (0.06)%(D)      (4.50)%    (0.04)%      9.62%(D)
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,471,531      $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B).......       0.47%(E)        0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................       0.46%(E)        0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.47%(E)        2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate...........................          1%(D)           1%       N/A         N/A
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  World Core Equity Portfolio
                                                                   ---------------------------------------------------
                                                                                                                 Period
                                                                   Six Months       Year      Year     Year     March 7,
                                                                      Ended        Ended     Ended    Ended    2012(a) to
                                                                    April 30,     Oct. 31,  Oct. 31, Oct. 31,   Oct. 31,
                                                                      2016          2015      2014     2013       2012
------------------------------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................  $  12.94     $  13.33   $ 12.71   $10.24    $10.00
                                                                    --------     --------   -------   ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12         0.26      0.17     0.23      0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.12)       (0.35)     0.87     2.47      0.19
                                                                    --------     --------   -------   ------    ------
   Total from Investment Operations...............................        --        (0.09)     1.04     2.70      0.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.12)       (0.26)    (0.24)   (0.23)    (0.11)
  Net Realized Gains..............................................     (0.01)       (0.04)    (0.18)      --     (0.00)
                                                                    --------     --------   -------   ------    ------
   Total Distributions............................................     (0.13)       (0.30)    (0.42)   (0.23)    (0.11)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.81     $  12.94   $ 13.33   $12.71    $10.24
================================================================== ===========   ========   ======== ======== ==========
Total Return......................................................      0.03%(D)    (0.61)%    8.36%   26.77%     3.54%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $232,830     $202,655   $75,707   $1,728    $  191
Ratio of Expenses to Average Net Assets (B).......................      0.35%(E)     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.63%(E)     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.92%(E)     1.95%     1.27%    2.01%     2.40%(C)(E)
------------------------------------------------------------------------------------------------------------------------------

                                                                            Selectively Hedged Global Equity Portfolio
                                                                   -----------------------------------------------------
                                                                                                                    Period
                                                                    Six Months       Year      Year      Year      Nov. 14,
                                                                       Ended        Ended     Ended     Ended     2011(a) to
                                                                     April 30,     Oct. 31,  Oct. 31,  Oct. 31,    Oct. 31,
                                                                       2016          2015      2014      2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                                    (Unaudited)
Net Asset Value, Beginning of Period..............................  $  13.50      $  14.20   $  13.63  $ 10.87   $ 10.00
                                                                    --------      --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................      0.12          0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)......     (0.29)        (0.34)      0.76     2.65      0.87
                                                                    --------      --------   --------  -------   -------
   Total from Investment Operations...............................     (0.17)        (0.07)      1.03     2.89      1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................     (0.35)        (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains..............................................     (0.04)        (0.21)     (0.14)   (0.03)       --
                                                                    --------      --------   --------  -------   -------
   Total Distributions............................................     (0.39)        (0.63)     (0.46)   (0.13)    (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................................  $  12.94      $  13.50   $  14.20  $ 13.63   $ 10.87
================================================================== ===========    ========   ========  ======== ==========
Total Return......................................................     (1.25)%(D)    (0.34)%     7.83%   26.86%    11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................  $275,860      $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net Assets (B).......................      0.34%(E)      0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor) (B)..................................................      0.64%(E)      0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............      1.85%(E)      1.93%      1.94%    1.93%     2.13%(C)(E)
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              Emerging Markets Portfolio
                                     --------------------------------------------------------------------------   --------------
                                      Six Months        Year        Year        Year        Year         Year      Six Months
                                         Ended         Ended       Ended       Ended       Ended        Ended         Ended
                                       April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,     April 30,
                                         2016           2015        2014        2013        2012         2011         2016
---------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                                                  (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    22.17     $    26.64   $    26.97  $    26.06  $    26.68  $    30.90   $    18.51
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.14           0.49         0.56        0.52        0.55        0.61         0.16
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.23          (4.54)       (0.20)       1.17        0.37       (2.53)        0.65
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total from Investment
    Operations......................       0.37          (4.05)        0.36        1.69        0.92       (1.92)        0.81
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.22)         (0.42)       (0.53)      (0.50)      (0.50)      (0.53)       (0.29)
  Net Realized Gains................         --             --        (0.16)      (0.28)      (1.04)      (1.77)       (0.14)
                                     ----------     ----------   ----------  ----------  ----------  ----------   ----------
   Total Distributions..............      (0.22)         (0.42)       (0.69)      (0.78)      (1.54)      (2.30)       (0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.32     $    22.17   $    26.64  $    26.97  $    26.06  $    26.68   $    18.89
===================================  ===========    ==========   ==========  ==========  ==========  ==========   ===========
Total Return........................       1.70%(D)     (15.24)%       1.33%       6.58%       4.08%      (6.82)%       4.59%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,465,059     $4,321,530   $4,073,698  $3,655,740  $2,797,177  $2,313,035   $5,078,853
Ratio of Expenses to Average Net
 Assets (B).........................       0.57%(E)       0.57%        0.56%       0.57%       0.61%       0.61%        0.73%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.67%(E)       0.60%        0.56%       0.57%       0.61%       0.61%        0.93%(E)
Ratio of Net Investment Income to
 Average Net Assets.................       1.32%(E)       1.97%        2.11%       1.97%       2.14%       2.07%        1.84%(E)
---------------------------------------------------------------------------------------------------------------------------------

                                           Emerging Markets Small Cap Portfolio
                                     ------------------------------------------------------------
                                         Year        Year        Year        Year         Year
                                        Ended       Ended       Ended       Ended        Ended
                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                         2015        2014        2013        2012         2011
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    21.42   $    21.10  $    20.33  $    19.85  $    24.26
                                     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.43         0.43        0.40        0.40        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (2.53)        0.62        1.37        0.83       (3.67)
                                     ----------   ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (2.10)        1.05        1.77        1.23       (3.25)
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.41)       (0.40)      (0.39)      (0.35)      (0.40)
  Net Realized Gains................      (0.40)       (0.33)      (0.61)      (0.40)      (0.76)
                                     ----------   ----------  ----------  ----------  ----------
   Total Distributions..............      (0.81)       (0.73)      (1.00)      (0.75)      (1.16)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    18.51   $    21.42  $    21.10  $    20.33  $    19.85
===================================  ==========   ==========  ==========  ==========  ==========
Total Return........................      (9.88)%       5.12%       8.92%       6.71%     (14.03)%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $4,845,174   $4,860,603  $4,041,863  $2,907,673  $1,832,745
Ratio of Expenses to Average Net
 Assets (B).........................       0.73%        0.72%       0.75%       0.82%       0.79%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.78%        0.72%       0.75%       0.82%       0.79%
Ratio of Net Investment Income to
 Average Net Assets.................       2.16%        2.02%       1.91%       2.01%       1.86%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                Emerging Markets Value Portfolio-Class R2 Shares
                                         ------------------------------------------------------------
                                         Six Months      Year      Year      Year      Year     Year
                                            Ended       Ended     Ended     Ended     Ended    Ended
                                          April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31, Oct. 31,
                                            2016         2015      2014      2013      2012     2011
--------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 22.18     $ 27.79   $ 29.27   $  28.21  $ 29.02  $ 36.35
                                           -------     -------   -------   --------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......      0.11        0.49      0.59       0.47     0.50     0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.76       (5.61)    (1.10)      1.68    (0.45)   (5.45)
                                           -------     -------   -------   --------  -------  -------
   Total from Investment
    Operations..........................      0.87       (5.12)    (0.51)      2.15     0.05    (5.25)
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................     (0.41)      (0.49)    (0.55)     (0.50)   (0.47)   (0.45)
  Net Realized Gains....................        --          --     (0.42)     (0.59)   (0.39)   (1.63)
                                           -------     -------   -------   --------  -------  -------
   Total Distributions..................     (0.41)      (0.49)    (0.97)     (1.09)   (0.86)   (2.08)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 22.64     $ 22.18   $ 27.79   $  29.27  $ 28.21  $ 29.02
======================================== ===========   ========  ========  ========  ======== ========
Total Return............................      4.12%(D)  (18.49)%   (1.75)%     7.75%    0.43%  (15.24)%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $80,491     $74,076   $99,066   $106,070  $99,111  $78,157
Ratio of Expenses to Average Net
 Assets (B).............................      0.82%(E)    0.81%     0.80%      0.82%    0.86%    0.86%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........      0.92%(E)    0.84%     0.80%      0.82%    0.86%    0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.05%(E)    1.93%     2.09%      1.65%    1.78%    1.56%
--------------------------------------------------------------------------------------------------------

                                                     Emerging Markets Value Portfolio-Institutional Class Shares
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                              Ended         Ended         Ended         Ended        Ended        Ended
                                            April 30,      Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
----------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period.... $     22.22     $     27.81   $     29.28   $     28.22  $     29.02  $     36.27
                                         -----------     -----------   -----------   -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......        0.13            0.54          0.66          0.55         0.57         0.64
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............        0.77           (5.60)        (1.10)         1.67        (0.44)       (5.72)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total from Investment
    Operations..........................        0.90           (5.06)        (0.44)         2.22         0.13        (5.08)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................       (0.36)          (0.53)        (0.61)        (0.57)       (0.54)       (0.54)
  Net Realized Gains....................          --              --         (0.42)        (0.59)       (0.39)       (1.63)
                                         -----------     -----------   -----------   -----------  -----------  -----------
   Total Distributions..................       (0.36)          (0.53)        (1.03)        (1.16)       (0.93)       (2.17)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     22.76     $     22.22   $     27.81   $     29.28  $     28.22  $     29.02
======================================== ===========     ===========   ===========   ===========  ===========  ===========
Total Return............................        4.23%(D)      (18.27)%       (1.51)%        8.01%        0.70%      (14.84)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,481,561     $14,834,888   $18,647,276   $19,162,837  $16,589,619  $13,730,213
Ratio of Expenses to Average Net
 Assets (B).............................        0.57%(E)        0.56%         0.55%         0.57%        0.61%        0.61%
Ratio of Expenses to Average Net Assets
 (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)..........        0.67%(E)        0.59%         0.55%         0.57%        0.61%        0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.30%(E)        2.12%         2.35%         1.91%        2.03%        1.88%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                  Emerging Markets Core Equity Portfolio
                                                             -------------------------------------------------------------------
                                                               Six Months        Year          Year         Year        Year
                                                                  Ended         Ended         Ended        Ended       Ended
                                                                April 30,      Oct. 31,      Oct. 31,     Oct. 31,    Oct. 31,
                                                                  2016           2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $     16.81     $     20.08   $     20.09  $     19.00  $    18.73
                                                             -----------     -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.12            0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.28           (3.29)        (0.03)        1.07        0.23
                                                             -----------     -----------   -----------  -----------  ----------
   Total from Investment Operations.........................        0.40           (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
                                                             -----------     -----------   -----------  -----------  ----------
   Total Distributions......................................       (0.16)          (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     17.05     $     16.81   $     20.08  $     20.09  $    19.00
===========================================================  ===========     ===========   ===========  ===========  ==========
Total Return................................................        2.45%(D)      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $16,398,710     $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.....................        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........        0.61%(E)        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets........        1.49%(E)        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.....................................           2%(D)           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                 Year
                                                                Ended
                                                               Oct. 31,
                                                                 2011
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    21.31
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.43
 Net Gains (Losses) on Securities (Realized and Unrealized).      (2.65)
                                                             ----------
   Total from Investment Operations.........................      (2.22)
-------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.36)
                                                             ----------
   Total Distributions......................................      (0.36)
-------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    18.73
===========================================================  ==========
Total Return................................................     (10.59)%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,367,473
Ratio of Expenses to Average Net Assets.....................       0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.68%
Ratio of Net Investment Income to Average Net Assets........       2.04%
Portfolio Turnover Rate.....................................          1%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                   Percentage
                                                                                                    Ownership
Feeder Funds                                   Master Funds                                        at 04/30/16
------------                                   ------------                                        -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                         84%
Japanese Small Company Portfolio               The Japanese Small Company Series                       16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series                   17%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio            The Continental Small Company Series                     8%
Emerging Markets Portfolio                     The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund                 99%

Fund of Funds
-------------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 97%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       97%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    24%
                                               DFA International Real Estate Securities Portfolio      40%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                             1%
                                               International Core Equity Portfolio                     --*
                                               Emerging Markets Core Equity Portfolio                  --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                             1%
                                               International Core Equity Portfolio                      1%
                                               Emerging Markets Core Equity Portfolio                  --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of April 30, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $46,664 (in thousands) that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE, which resulted in their Level 2 classification. As of April 30, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,022, $23,883 and $1,135,269 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           International Small Company Portfolio.............. 0.40%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%

               World ex U.S. Core Equity Portfolio........ 0.40%
               World Core Equity Portfolio................ 0.30%
               Selectively Hedged Global Equity Portfolio. 0.30%
               Emerging Markets Portfolio................. 0.50%
               Emerging Markets Small Cap Portfolio....... 0.65%
               Emerging Markets Value Portfolio........... 0.50%
               Emerging Markets Core Equity Portfolio..... 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                       Previously
                                                                       Recovery       Waived Fees/
                                                         Expense    of Previously   Expenses Assumed
                                                        Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                                Amount   Expenses Assumed     Recovery
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%         $28             $    --
U.S. Large Cap Value Portfolio (2).....................    0.25%          --                  --
U.S. Targeted Value Portfolio (3)......................    0.50%          --                  --
U.S. Core Equity 1 Portfolio (1).......................    0.23%          --                  --
U.S. Core Equity 2 Portfolio (1).......................    0.26%          --                  --
U.S. Vector Equity Portfolio (1).......................    0.36%          --                  --
DFA Real Estate Securities Portfolio (1)...............    0.18%          --               1,698
International Core Equity Portfolio (1)................    0.49%          --                  --
International Small Company Portfolio (4)..............    0.45%          --                  --
Japanese Small Company Portfolio (5)...................    0.47%          --                  --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                  --
United Kingdom Small Company Portfolio (5).............    0.47%           1                  23
Continental Small Company Portfolio (5)................    0.47%          --                  --
DFA International Real Estate Securities Portfolio (6).    0.29%          --                  --
DFA Global Real Estate Securities Portfolio (7)........    0.24%          --              17,801
International Vector Equity Portfolio (1)..............    0.60%          --                  --
World ex U.S. Value Portfolio (8)......................    0.60%          --                 820
World ex U.S. Targeted Value Portfolio (9).............    0.80%          --               1,677
World ex U.S. Core Equity Portfolio (10)...............    0.47%          79               1,478
World Core Equity Portfolio (11).......................    0.35%           5                 844
Selectively Hedged Global Equity Portfolio (12)........    0.40%          --               1,385
Emerging Markets Portfolio (2).........................    0.50%          --                  --
Emerging Markets Small Cap Portfolio (2)...............    0.65%          --                  --
Emerging Markets Value Portfolio (2)...................    0.50%          --                  --
Emerging Markets Core Equity Portfolio (1).............    0.85%          --                  --

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Class R1 Shares                          Amount   Expenses Assumed     Recovery
---------------                        ---------- ---------------- -----------------
U.S. Targeted Value Portfolio (13)....    0.62%          --               --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (13)....    0.77%          --               --
Emerging Markets Value Portfolio (14).    0.96%          --               --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the

"Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Earned Income Credit:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                      Fees Paid
                                                      Indirectly
                                                      ----------
               Enhanced U.S. Large Company Portfolio.    $ 1
               Large Cap International Portfolio.....     10
               International Core Equity Portfolio...     45

                                                             Fees Paid
                                                             Indirectly
                                                             ----------
         DFA International Real Estate Securities Portfolio.    $11
         DFA International Small Cap Value Portfolio........     11
         International Vector Equity Portfolio..............      6
         World ex U.S. Targeted Value Portfolio.............     --
         World ex U.S. Core Equity Portfolio................      7
         Emerging Markets Core Equity Portfolio.............     61

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  9
            U.S. Large Cap Equity Portfolio....................    3
            U.S. Large Cap Value Portfolio.....................  364
            U.S. Targeted Value Portfolio......................  113
            U.S. Small Cap Value Portfolio.....................  325
            U.S. Core Equity 1 Portfolio.......................  183
            U.S. Core Equity 2 Portfolio.......................  267
            U.S. Vector Equity Portfolio.......................   78
            U.S. Small Cap Portfolio...........................  188
            U.S. Micro Cap Portfolio...........................  159
            DFA Real Estate Securities Portfolio...............  136
            Large Cap International Portfolio..................   82
            International Core Equity Portfolio................  251
            International Small Company Portfolio..............  247
            Japanese Small Company Portfolio...................   10
            Asia Pacific Small Company Portfolio...............    7
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    6
            DFA International Real Estate Securities Portfolio.   54
            DFA Global Real Estate Securities Portfolio........   44
            DFA International Small Cap Value Portfolio........  360
            International Vector Equity Portfolio..............   22
            World ex U.S. Value Portfolio......................    2
            World ex U.S. Targeted Value Portfolio.............    1
            World ex U.S. Core Equity Portfolio................    4
            World Core Equity Portfolio........................    1
            Selectively Hedged Global Equity Portfolio.........    2
            Emerging Markets Portfolio.........................  112
            Emerging Markets Small Cap Portfolio...............   91
            Emerging Markets Value Portfolio...................  475
            Emerging Markets Core Equity Portfolio.............  255

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. Government     Other Investment
                                                        Securities          Securities
                                                    ------------------ ---------------------
                                                    Purchases  Sales   Purchases    Sales
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,091  $127,307 $   51,613 $   26,539
U.S. Large Cap Equity Portfolio....................       --        --    122,342     54,265
U.S. Targeted Value Portfolio......................       --        --  1,198,132    546,616
U.S. Small Cap Value Portfolio.....................       --        --  1,772,008    769,744
U.S. Core Equity 1 Portfolio.......................       --        --    994,462    190,965
U.S. Core Equity 2 Portfolio.......................       --        --  1,065,015    250,166
U.S. Vector Equity Portfolio.......................       --        --    277,927    131,146
U.S. Small Cap Portfolio...........................       --        --  1,931,754    439,539
U.S. Micro Cap Portfolio...........................       --        --    442,691    365,878
DFA Real Estate Securities Portfolio...............       --        --    262,984     35,853
Large Cap International Portfolio..................       --        --    311,408    100,977
International Core Equity Portfolio................       --        --  1,481,725    106,662
DFA International Real Estate Securities Portfolio.       --        --    235,779     12,493
DFA Global Real Estate Securities Portfolio........       --        --    201,622      7,214
DFA International Small Cap Value Portfolio........       --        --  1,538,019  1,208,784
International Vector Equity Portfolio..............       --        --    213,086     32,606
World ex U.S. Targeted Value Portfolio.............       --        --     73,202     65,342
World ex U.S. Core Equity Portfolio................       --        --    297,019      8,151
Emerging Markets Core Equity Portfolio.............       --        --  1,370,173    299,549

   For the six months ended April 30, 2016, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA Global Real Estate Securities Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio....................... $1,574,619 $1,632,482 $ 32,220  $19,500 $ 32,220     $     --
DFA International Real Estate
  Securities Portfolio............  1,448,338  1,602,658   74,916   10,500   24,916           --
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $3,022,957 $3,235,140 $107,136  $30,000 $ 57,136     $     --
                                   ========== ========== ========  ======= ========     ========

                                                     World ex U.S. Value Portfolio
                                   -----------------------------------------------------------------
                                   Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies    10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ---------- ---------- --------  ------- --------     --------
Total............................. $   16,637 $   21,386 $  5,745  $   935 $305,487     $255,697
                                   ========== ========== ========  ======= ========     ========

                                                        World Core Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $105,442   $119,868   $25,503  $ 8,676  $1,133       $1,313
International Core Equity Portfolio.    76,621     88,551    18,111    5,640     690           --
Emerging Markets Core Equity
  Portfolio.........................    20,320     24,209     5,223    1,810     216           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $202,383   $232,628   $48,837  $16,126  $2,039       $1,313
                                      ========   ========   =======  =======  ======       ======

                                                Selectively Hedged Global Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $110,935   $121,087   $14,369  $   982  $1,140       $2,164
International Core Equity Portfolio.    87,007     99,789    15,969    3,011     773           --
Emerging Markets Core Equity
  Portfolio.........................    36,717     43,413     6,687      991     378           --
                                      --------   --------   -------  -------  ------       ------
Total...............................  $234,659   $264,289   $37,025  $ 4,984  $2,291       $2,164
                                      ========   ========   =======  =======  ======       ======

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.    $  1,416        $   (432)     $    (984)
U.S. Large Cap Equity Portfolio.......      10,328            (304)       (10,024)
U.S. Large Cap Value Portfolio........      55,033         (17,499)       (37,534)
U.S. Targeted Value Portfolio.........      21,409          (3,313)       (18,096)
U.S. Small Cap Value Portfolio........      48,875          (7,941)       (40,934)
U.S. Core Equity 1 Portfolio..........      61,142          (7,435)       (53,707)
U.S. Core Equity 2 Portfolio..........      19,179          (7,540)       (11,639)
U.S. Vector Equity Portfolio..........       9,735          (2,755)        (6,980)
U.S. Small Cap Portfolio..............      58,820          (5,332)       (53,488)
U.S. Micro Cap Portfolio..............      26,542          (1,631)       (24,911)
DFA Real Estate Securities Portfolio..     243,857           8,816       (252,673)
Large Cap International Portfolio.....      32,450            (358)       (32,092)
International Core Equity Portfolio...     170,340         (10,135)      (160,205)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
International Small Company Portfolio..............    $162,737        $ (1,167)     $(161,570)
Japanese Small Company Portfolio...................       4,111             708         (4,819)
Asia Pacific Small Company Portfolio...............       4,515             171         (4,686)
United Kingdom Small Company Portfolio.............         979              53         (1,032)
Continental Small Company Portfolio................       2,955              19         (2,974)
DFA International Real Estate Securities Portfolio.       4,578          (5,684)         1,106
DFA Global Real Estate Securities Portfolio........       1,213          (1,213)            --
DFA International Small Cap Value Portfolio........     207,054           9,174       (216,228)
International Vector Equity Portfolio..............      12,256          (1,917)       (10,339)
World ex U.S. Value Portfolio......................          --             (27)            27
World ex U.S. Targeted Value Portfolio.............      (1,873)           (271)         2,145
World ex U.S. Core Equity Portfolio................         479            (716)           237
World Core Equity Portfolio........................          --              --             --
Selectively Hedged Global Equity Portfolio.........         306           2,885         (3,191)
Emerging Markets Portfolio.........................       7,227          (9,135)         1,908
Emerging Markets Small Cap Portfolio...............       8,089          (2,961)        (5,128)
Emerging Markets Value Portfolio...................      26,840         (24,245)        (2,595)
Emerging Markets Core Equity Portfolio.............      53,522         (31,497)       (22,025)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2014..................................    $    903            --    $    903
  2015..................................      11,391      $ 16,610      28,001
  U.S. Large Cap Equity Portfolio
  2014..................................       3,209            --       3,209
  2015..................................       8,398           266       8,664
  U.S. Large Cap Value Portfolio
  2014..................................     230,364            --     230,364
  2015..................................     302,945        86,223     389,168
  U.S. Targeted Value Portfolio
  2014..................................      51,735       237,290     289,025
  2015..................................      85,573       237,911     323,484
  U.S. Small Cap Value Portfolio
  2014..................................      66,463       443,795     510,258
  2015..................................     130,190       427,115     557,305
  U.S. Core Equity 1 Portfolio
  2014..................................     135,714        34,892     170,606
  2015..................................     200,298        49,469     249,767
  U.S. Core Equity 2 Portfolio
  2014..................................     170,204        98,745     268,949
  2015..................................     228,075        89,857     317,932
  U.S. Vector Equity Portfolio
  2014..................................      39,201        38,966      78,167
  2015..................................      51,799       109,045     160,844

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- --------
U.S. Small Cap Portfolio
2014...............................................    $ 85,510      $218,795    $304,305
2015...............................................     105,110       268,312     373,422
U.S. Micro Cap Portfolio
2014...............................................      43,726       200,738     244,464
2015...............................................      39,933       278,651     318,584
DFA Real Estate Securities Portfolio
2014...............................................     156,934            --     156,934
2015...............................................     220,092            --     220,092
Large Cap International Portfolio
2014...............................................      98,177            --      98,177
2015...............................................      85,101            --      85,101
International Core Equity Portfolio
2014...............................................     320,068            --     320,068
2015...............................................     367,607            --     367,607
International Small Company Portfolio
2014...............................................     218,133       211,626     429,759
2015...............................................     235,604       250,320     485,924
Japanese Small Company Portfolio
2014...............................................      11,539            --      11,539
2015...............................................       7,758            --       7,758
Asia Pacific Small Company Portfolio
2014...............................................      12,860            --      12,860
2015...............................................      16,487            --      16,487
United Kingdom Small Company Portfolio
2014...............................................         919           406       1,325
2015...............................................       1,068         2,151       3,219
Continental Small Company Portfolio
2014...............................................       3,660            --       3,660
2015...............................................       4,771            --       4,771
DFA International Real Estate Securities Portfolio
2014...............................................     106,263            --     106,263
2015...............................................     182,724            --     182,724
DFA Global Real Estate Securities Portfolio
2014...............................................      72,036            --      72,036
2015...............................................     124,281            --     124,281
DFA International Small Cap Value Portfolio
2014...............................................     239,810       127,501     367,311
2015...............................................     224,376       207,080     431,456
International Vector Equity Portfolio
2014...............................................      31,913         7,322      39,235
2015...............................................      38,097        10,950      49,047
World ex U.S. Value Portfolio
2014...............................................       4,113            --       4,113
2015...............................................       3,283            --       3,283
World ex U.S. Targeted Value Portfolio
2014...............................................       2,537         1,141       3,678
2015...............................................       3,902           402       4,304

                                            Net Investment
                                              Income and
                                              Short-Term     Long-Term
                                            Capital Gains  Capital Gains  Total
                                            -------------- ------------- --------
World ex U.S. Core Equity Portfolio
2014.......................................    $  6,163            --    $  6,163
2015.......................................      15,824            --      15,824
World Core Equity Portfolio
2014.......................................         358      $     14         372
2015.......................................       2,679           232       2,911
Selectively Hedged Global Equity Portfolio
2014.......................................       2,139           539       2,678
2015.......................................       4,968         1,915       6,883
Emerging Markets Portfolio
2014.......................................      78,253        20,987      99,240
2015.......................................      73,891            --      73,891
Emerging Markets Small Cap Portfolio
2014.......................................      83,100        63,095     146,195
2015.......................................     102,968        88,636     191,604
Emerging Markets Value Portfolio
2014.......................................     418,693       264,053     682,746
2015.......................................     351,213            --     351,213
Emerging Markets Core Equity Portfolio
2014.......................................     287,956            --     287,956
2015.......................................     304,141            --     304,141

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                      Income and
                                                      Short-Term     Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------
Enhanced U.S. Large Company Portfolio..............    $   412        $ 1,004    $ 1,416
U.S. Large Cap Equity Portfolio....................        304             --        304
U.S. Large Cap Value Portfolio.....................     17,499         37,534     55,033
U.S. Targeted Value Portfolio......................      4,987         16,422     21,409
U.S. Small Cap Value Portfolio.....................      7,990         28,335     36,325
U.S. Core Equity 1 Portfolio.......................      6,903          5,449     12,352
U.S. Core Equity 2 Portfolio.......................      8,413         10,793     19,206
U.S. Vector Equity Portfolio.......................      2,934          6,801      9,735
U.S. Small Cap Portfolio...........................      5,559         25,529     31,088
U.S. Micro Cap Portfolio...........................      1,827         11,982     13,809
DFA Real Estate Securities Portfolio...............         --             --         --
International Core Equity Portfolio................      8,245             --      8,245
International Small Company Portfolio..............     11,013         11,430     22,443
United Kingdom Small Company Portfolio.............         39             62        101
DFA International Real Estate Securities Portfolio.        440             --        440
DFA Global Real Estate Securities Portfolio........      1,213             --      1,213
DFA International Small Cap Value Portfolio........     12,637          9,492     22,129
International Vector Equity Portfolio..............      1,612            255      1,867
World ex U.S.Targeted Value Portfolio..............        147             --        147
World ex U.S. Core Equity Portfolio................        479             --        479
Selectively Hedged Global Equity Portfolio.........        278             28        306

                                          Net Investment
                                            Income and
                                            Short-Term     Long-Term
                                          Capital Gains  Capital Gains  Total
                                          -------------- ------------- -------
  Emerging Markets Portfolio.............    $ 7,227            --     $ 7,227
  Emerging Markets Small Cap Portfolio...      6,063        $2,037       8,100
  Emerging Markets Value Portfolio.......     26,840            --      26,840
  Emerging Markets Core Equity Portfolio.     23,989            --      23,989

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                          Undistributed                                               Total Net
                                          Net Investment                                            Distributable
                                            Income and   Undistributed                 Unrealized     Earnings
                                            Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                          Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                          -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..............................    $  3,584      $  9,802             --    $      (111)   $    13,275
U.S. Large Cap Equity Portfolio..........       1,343            --      $  (1,351)        31,070         31,062
U.S. Large Cap Value Portfolio...........      30,479       643,969             --      4,499,039      5,173,487
U.S. Targeted Value Portfolio............      18,067       286,524             --        922,409      1,227,000
U.S. Small Cap Value Portfolio...........      26,815       487,346             --      2,227,303      2,741,464
U.S. Core Equity 1 Portfolio.............      22,875       160,144             --      3,275,015      3,458,034
U.S. Core Equity 2 Portfolio.............      25,668       296,053             --      4,046,832      4,368,553
U.S. Vector Equity Portfolio.............       4,523       119,585             --        931,331      1,055,439
U.S. Small Cap Portfolio.................      12,969       503,175             --      2,057,529      2,573,673
U.S. Micro Cap Portfolio.................       6,379       267,817             --      1,371,067      1,645,263
DFA Real Estate Securities Portfolio.....          --            --        (19,021)     1,926,171      1,907,150
Large Cap International Portfolio........      11,830            --       (268,884)       371,692        114,638
International Core Equity Portfolio......      28,345            --       (296,651)       466,496        198,190
International Small Company Portfolio....      94,660       205,951             --        665,626        966,237
Japanese Small Company Portfolio.........       6,330            --        (51,612)        29,782        (15,500)
Asia Pacific Small Company Portfolio.....       7,078            --        (33,794)       (46,165)       (72,881)
United Kingdom Small Company
  Portfolio..............................         441         1,632             --         10,389         12,462
Continental Small Company Portfolio......         446            --        (17,012)        31,682         15,116
DFA International Real Estate Securities
  Portfolio..............................      36,675            --       (215,456)       (49,047)      (227,828)
DFA Global Real Estate Securities
  Portfolio..............................      50,562            --         (1,213)       598,569        647,918
DFA International Small Cap Value
  Portfolio..............................     145,020       182,535             --      1,198,732      1,526,287
International Vector Equity Portfolio....       5,489         5,715             --         74,001         85,205
World ex U.S. Value Portfolio............         758            --           (345)        (7,850)        (7,437)
World ex U.S. Targeted Value Portfolio...         154            --        (12,694)         8,504         (4,036)
World ex U.S. Core Equity Portfolio......       3,618            --         (9,432)       (56,640)       (62,454)
World Core Equity Portfolio..............         122           132             --         (7,477)        (7,223)
Selectively Hedged Global Equity
  Portfolio..............................       5,273           620             --          6,326         12,219
Emerging Markets Portfolio...............      22,683            --       (120,360)       455,503        357,826
Emerging Markets Small Cap Portfolio.....      49,581        36,695             --       (252,718)      (166,442)
Emerging Markets Value Portfolio.........     177,986            --       (948,015)    (3,212,233)    (3,982,262)
Emerging Markets Core Equity
  Portfolio..............................      69,033            --       (489,868)    (1,224,806)    (1,645,641)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                     --------------------------------
                                      2016     2017    2018    2019   Unlimited  Total
                                     ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company
  Portfolio.........................      --       --      --      --       --        --
U.S. Large Cap Equity Portfolio.....      --       --      --      -- $  1,351  $  1,351
U.S. Large Cap Value Portfolio......      --       --      --      --       --        --
U.S. Targeted Value Portfolio.......      --       --      --      --       --        --
U.S. Small Cap Value Portfolio......      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio........      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio........      --       --      --      --       --        --
U.S. Vector Equity Portfolio........      --       --      --      --       --        --
U.S. Small Cap Portfolio............      --       --      --      --       --        --
U.S. Micro Cap Portfolio............      --       --      --      --       --        --
DFA Real Estate Securities
  Portfolio.........................      --       --      -- $19,021       --    19,021
Large Cap International Portfolio... $19,004 $135,393 $14,311  12,549   87,627   268,884
International Core Equity Portfolio.      --   53,176      --      --  243,475   296,651
International Small Company
  Portfolio.........................      --       --      --      --       --        --
Japanese Small Company
  Portfolio.........................  19,909   13,952  12,208   5,543       --    51,612
Asia Pacific Small Company
  Portfolio.........................  16,317    8,261      --      --    9,216    33,794
United Kingdom Small Company
  Portfolio.........................      --       --      --      --       --        --
Continental Small Company
  Portfolio.........................   4,536    7,224   5,252      --       --    17,012
DFA International Real Estate
  Securities Portfolio..............  13,446   34,576  38,689  69,466   59,280   215,457
DFA Global Real Estate Securities
  Portfolio.........................      --       --     774      --      439     1,213
DFA International Small Cap Value
  Portfolio.........................      --       --      --      --       --        --
International Vector Equity
  Portfolio.........................      --       --      --      --       --        --
World ex U.S. Value Portfolio.......      --       --      --     345       --       345
World ex U.S. Targeted Value
  Portfolio.........................      --       --      --      --   12,694    12,694
World ex U.S. Core Equity
  Portfolio.........................      --       --      --      --    9,432     9,432
World Core Equity Portfolio.........      --       --      --      --       --        --
Selectively Hedged Global Equity
  Portfolio.........................      --       --      --      --       --        --
Emerging Markets Portfolio..........      --       --      --      --  120,360   120,360
Emerging Markets Small Cap
  Portfolio.........................      --       --      --      --       --        --

                                    Expires on October 31,
                                   ------------------------
                                    2016   2017   2018 2019 Unlimited  Total
                                   ------ ------- ---- ---- --------- --------
 Emerging Markets Value Portfolio.     --      --  --   --  $948,015  $948,015
 Emerging Markets Core Equity
   Portfolio...................... $7,080 $26,444  --   --   456,344   489,868

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $119,162
          Japanese Small Company Portfolio...................    7,558
          Continental Small Company Portfolio................    4,010
          DFA International Real Estate Securities Portfolio.       46
          World ex U.S. Value Portfolio......................    1,284

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               Net
                                                                                            Unrealized
                                                     Federal     Unrealized   Unrealized   Appreciation
                                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   201,038  $      420  $       (39)  $       381
U.S. Large Cap Equity Portfolio....................     754,104      66,722      (33,616)       33,106
U.S. Large Cap Value Portfolio.....................  12,160,631   4,263,801           --     4,263,801
U.S. Targeted Value Portfolio......................   7,924,875   1,433,699     (650,474)      783,225
U.S. Small Cap Value Portfolio.....................  12,236,584   3,147,530   (1,126,117)    2,021,413
U.S. Core Equity 1 Portfolio.......................  12,154,053   3,633,629     (527,830)    3,105,799
U.S. Core Equity 2 Portfolio.......................  13,623,645   4,571,134     (733,278)    3,837,856
U.S. Vector Equity Portfolio.......................   3,314,855   1,109,783     (268,893)      840,890
U.S. Small Cap Portfolio...........................  12,312,007   2,704,405     (854,165)    1,850,240
U.S. Micro Cap Portfolio...........................   4,511,348   1,640,528     (460,739)    1,179,789
DFA Real Estate Securities Portfolio...............   5,137,242   2,155,309     (136,261)    2,019,048
Large Cap International Portfolio..................   3,257,992     622,467     (345,320)      277,147
International Core Equity Portfolio................  16,792,596   2,413,138   (2,070,813)      342,325
International Small Company Portfolio..............   8,784,390   1,041,451     (290,390)      751,061
Japanese Small Company Portfolio...................     403,788      22,827           --        22,827
Asia Pacific Small Company Portfolio...............     253,534      (6,917)     (17,610)      (24,527)
United Kingdom Small Company Portfolio.............      24,121       6,372           --         6,372
Continental Small Company Portfolio................     272,653      39,190           --        39,190
DFA International Real Estate Securities Portfolio.   3,937,641     292,959     (127,613)      165,346
DFA Global Real Estate Securities Portfolio........   3,738,565     790,560      (26,143)      764,417
DFA International Small Cap Value Portfolio........  13,042,270   2,690,430   (1,780,703)      909,727
International Vector Equity Portfolio..............   1,871,359     287,763     (218,661)       69,102
World ex U.S. Value Portfolio......................     191,216       1,479       (8,388)       (6,909)
World ex U.S. Targeted Value Portfolio.............     239,322      26,468      (14,551)       11,917
World ex U.S. Core Equity Portfolio................   1,633,022     101,272     (147,434)      (46,162)
World Core Equity Portfolio........................     240,525          --       (7,480)       (7,480)
Selectively Hedged Global Equity Portfolio.........     259,557       8,454       (3,723)        4,731
Emerging Markets Portfolio.........................   3,881,440     584,430           --       584,430
Emerging Markets Small Cap Portfolio...............   5,274,686     (47,518)    (145,067)     (192,585)
Emerging Markets Value Portfolio...................  18,120,622    (169,390)  (2,347,291)   (2,516,681)
Emerging Markets Core Equity Portfolio.............  17,913,808   2,427,192   (3,030,582)     (603,390)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         Six Months Ended          Year Ended
                                                          April 30, 2016         Oct. 31, 2015
                                                       --------------------  ---------------------
                                                            (Unaudited)
                                                          Amount     Shares     Amount     Shares
                                                       -----------  -------  -----------  --------
U.S. Targeted Value Portfolio
Class R1 Shares
 Shares Issued........................................ $     4,631      237  $    32,126     1,408
 Shares Issued in Lieu of Cash Distributions..........       1,907       95        1,658        78
 Shares Redeemed......................................     (11,180)    (572)      (7,954)     (357)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    (4,642)    (240) $    25,830     1,129
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    37,348    1,816  $    91,125     4,038
 Shares Issued in Lieu of Cash Distributions..........       7,229      363        4,855       231
 Shares Redeemed......................................     (21,257)  (1,072)     (35,030)   (1,563)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    23,320    1,107  $    60,950     2,706
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,152,012   59,573  $ 2,738,417   122,334
 Shares Issued in Lieu of Cash Distributions..........     314,281   15,727      299,961    14,250
 Shares Redeemed......................................    (680,557) (34,492)  (1,098,528)  (49,444)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   785,736   40,808  $ 1,939,850    87,140
                                                       ===========  =======  ===========  ========

Emerging Markets Value Portfolio
Class R2 Shares
 Shares Issued........................................ $    12,755      614  $    30,224     1,180
 Shares Issued in Lieu of Cash Distributions..........       1,372       66        1,822        79
 Shares Redeemed......................................      (9,399)    (464)     (36,071)   (1,484)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $     4,728      216  $    (4,025)     (225)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,857,426   90,417  $ 3,605,561   146,249
 Shares Issued in Lieu of Cash Distributions..........     226,337   10,981      330,322    14,260
 Shares Redeemed......................................  (1,830,342) (88,917)  (4,083,777) (163,185)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   253,421   12,481  $  (147,894)   (2,676)
                                                       ===========  =======  ===========  ========

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion; however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA International Real Estate Securities Portfolio*

                                                                              Unrealized
                                                                                Foreign
Settlement Currency                                   Contract    Value at     Exchange
   Date    Amount**      Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ -------------- -------- -------------- -----------
 05/03/16    430    Mexican Peso       Citibank, N.A.   $ 25        $ 25           --
 05/03/16    112    New Zealand Dollar Citibank, N.A.     78          78           --
                                                        ----        ----         ----
                                                        $103        $103           --
                                                        ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $17 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

DFA International Small Cap Value Portfolio*

                                                                                           Unrealized
                                                                                             Foreign
Settlement Currency                                                Contract    Value at     Exchange
   Date    Amount**      Currency             Counterparty          Amount  April 30, 2016 Gain (Loss)
---------- -------- ------------------ --------------------------- -------- -------------- -----------
 05/03/16   3,367   Australian Dollar  Citibank, N.A.               $2,560      $2,559         $(1)
 05/02/16      13   Canadian Dollar    Citibank, N.A.                   10          10          --
 05/03/16   1,356   Canadian Dollar    State Street Bank and Trust   1,081       1,081          --
 05/03/16   2,122   Hong Kong Dollar   Citibank, N.A.                  274         274          --
 05/04/16   2,892   Hong Kong Dollar   Citibank, N.A.                  373         373          --
 05/03/16      91   New Zealand Dollar Citibank, N.A.                   64          64          --
                                                                    ------      ------         ---
                                                                    $4,362      $4,361         $(1)
                                                                    ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $731 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Targeted Value Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16     14    Canadian Dollar  Citibank, N.A.   $11         $11            --
 05/04/16    323    Hong Kong Dollar Citibank, N.A.    42          42            --
                                                      ---         ---          ----
                                                      $53         $53            --
                                                      ===         ===          ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $9 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

World ex U.S. Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16      24   Canadian Dollar  Citibank, N.A.   $ 19        $ 19           --
 05/03/16   4,233   Hong Kong Dollar Citibank, N.A.    546         546           --
 05/04/16   1,954   Hong Kong Dollar Citibank, N.A.    252         252           --
 05/03/16     805   Mexican Peso     Citibank, N.A.     47          47           --
                                                      ----        ----         ----
                                                      $864        $864           --
                                                      ====        ====         ====

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $144 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Selectively Hedged Global Equity Portfolio*

                                                                                              Unrealized
                                                                                                Foreign
Settlement  Currency                                                 Contract     Value at     Exchange
   Date     Amount**       Currency            Counterparty           Amount   April 30, 2016 Gain (Loss)
---------- ----------  ---------------- ---------------------------- --------  -------------- -----------
 05/09/16     (11,889) Denmark Krone    Citibank, N.A.               $ (1,789)    $ (1,829)     $   (40)
 05/12/16     (20,740) Euro             UBS AG                        (23,638)     (23,754)        (116)
 05/10/16     (57,232) Hong Kong Dollar State Street Bank and Trust    (7,380)      (7,379)           1
 05/11/16  (2,185,496) Japanese Yen     JP Morgan                     (19,504)     (20,542)      (1,038)
 05/23/16     (22,578) Swedish Krona    UBS AG                         (2,797)      (2,814)         (17)

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                 Contract     Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount   April 30, 2016 Gain (Loss)
---------- -------- ----------------- ------------  --------  -------------- -----------
 05/06/16   (5,861) Swiss Franc                     $ (6,088)    $ (6,110)     $   (22)
 05/23/16  (10,622) UK Pound Sterling  JP Morgan     (15,323)     (15,522)        (199)
                                                    --------     --------      -------
                                                    $(76,519)    $(77,950)     $(1,431)
                                                    ========     ========      =======

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $108,092 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

Emerging Markets Core Equity Portfolio*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/03/16   17,967  Hong Kong Dollar Citibank, N.A.  $2,316      $2,316          --
 05/04/16   33,687  Hong Kong Dollar Citibank, N.A.   4,342       4,343         $ 1
 05/03/16    7,110  Mexican Peso     Citibank, N.A.     413         413          --
                                                     ------      ------         ---
                                                     $7,071      $7,072         $ 1
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Portfolio's average contract amount of forward currency contracts was $1,179 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Additionally, Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                              Expiration Number of  Contract Unrealized     Cash
                               Description       Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------    ---------- ---------- -------- ----------- ----------
Enhanced U.S. Large Company
  Portfolio................. S&P 500 Index(R)  06/16/16     391     $201,277   $18,023        --
                                                                    --------   -------      ----
                                                                    $201,277   $18,023        --
                                                                    ========   =======      ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $199,058 (amount in thousands).

                                            Expiration Number of  Contract Unrealized     Cash
                          Description          Date    Contracts*  Value   Gain (Loss) Collateral
                     -------------------    ---------- ---------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)  06/17/16     610     $62,803    $2,421      $2,745
                                                                  -------    ------      ------
                                                                  $62,803    $2,421      $2,745
                                                                  =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $39,506 (amount in thousands).

                                             Expiration Number of  Contract Unrealized     Cash
                           Description          Date    Contracts*  Value   Gain (Loss) Collateral
                      -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... Russell 2000 Index(R)   06/17/16      353    $ 39,804   $2,085      $1,954
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)  06/17/16    1,453     149,594    5,768       7,346
                                                                   --------   ------      ------
                                                                   $189,398   $7,853      $9,300
                                                                   ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $193,773 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 1 Portfolio. S&P 500 Emini Index(R)  06/17/16     890     $91,630    $3,532      $4,005
                                                                           -------    ------      ------
                                                                           $91,630    $3,532      $4,005
                                                                           =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $57,536 (amount in thousands).

                                           Expiration Number of  Contract Unrealized     Cash
                         Description          Date    Contracts*  Value   Gain (Loss) Collateral
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)  06/17/16    1,000    $102,955   $3,968      $4,500
                                                                 --------   ------      ------
                                                                 $102,955   $3,968      $4,500
                                                                 ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $64,632 (amount in thousands).

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                              -------------------    ---------- ---------- -------- ----------- ----------
U.S. Vector Equity Portfolio. S&P 500 Emini Index(R)  06/17/16     230     $23,680     $913       $1,035
                                                                           -------     ----       ------
                                                                           $23,680     $913       $1,035
                                                                           =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $14,927 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                          -------------------    ---------- ---------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)   06/17/16     632     $ 71,264   $3,731      $1,609
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)  06/17/16     336       34,593    1,333       3,316
                                                                       --------   ------      ------
                                                                       $105,857   $5,064      $4,925
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $71,847 (amount in thousands).

                                                Expiration Number of  Contract Unrealized     Cash
                               Description         Date    Contracts*  Value   Gain (Loss) Collateral
                          ------------------    ---------- ---------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)  06/17/16     370     $41,721    $2,178      $1,998
                                                                      -------    ------      ------
                                                                      $41,721    $2,178      $1,998
                                                                      =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $38,777 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                 Description          Date    Contracts*  Value   Gain (Loss) Collateral
                            -------------------    ---------- ---------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)  06/17/16     645     $66,406    $1,535      $2,903
                                                                         -------    ------      ------
                                                                         $66,406    $1,535      $2,903
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $36,282 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                         --------------------    ---------- ---------- -------- ----------- ----------
Large Cap International
  Portfolio............. Mini MSCI EAFE Index(R)  06/17/16     148     $12,298     $408       $  531
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)   06/17/16     115      11,840      334          512
                                                                       -------     ----       ------
                                                                       $24,138     $742       $1,043
                                                                       =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $15,929 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)  06/17/16    1,269    $130,650   $1,194      $5,711
                                                                        --------   ------      ------
                                                                        $130,650   $1,194      $5,711
                                                                        ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $76,825 (amount in thousands).

                                                   Expiration Number of  Contract Unrealized     Cash
                                  Description         Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------    ---------- ---------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)  06/17/16     700     $78,932    $3,478      $3,780
                                                                         -------    ------      ------
                                                                         $78,932    $3,478      $3,780
                                                                         =======    ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $42,641 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                    Description          Date    Contracts*  Value   Gain (Loss) Collateral
                               -------------------    ---------- ---------- -------- ----------- ----------
DFA International Real Estate
  Securities Portfolio........ S&P 500 Emini Index(R)  06/17/16     270     $27,798     $659       $1,215
                                                                            -------     ----       ------
                                                                            $27,798     $659       $1,215
                                                                            =======     ====       ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $16,905 (amount in thousands).

                                                    Expiration Number of  Contract Unrealized     Cash
                                  Description          Date    Contracts*  Value   Gain (Loss) Collateral
                             -------------------    ---------- ---------- -------- ----------- ----------
DFA International Small Cap
  Value Portfolio........... Russell 2000 Index(R)   06/17/16    1,002    $112,986   $5,334      $5,354
DFA International Small Cap
  Value Portfolio........... S&P 500 Emini Index(R)  06/17/16      150      15,443      366         732
                                                                          --------   ------      ------
                                                                          $128,429   $5,700      $6,086
                                                                          ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $85,704 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)  06/17/16     114     $11,737     $351        $545
                                                                        -------     ----        ----
                                                                        $11,737     $351        $545
                                                                        =======     ====        ====

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $22,265 (amount in thousands).

                                              Expiration Number of  Contract Unrealized     Cash
                            Description          Date    Contracts*  Value   Gain (Loss) Collateral
                       -------------------    ---------- ---------- -------- ----------- ----------
Emerging Markets Core  Mini MSCI Emerging
  Equity Portfolio.... Markets Index(R)        06/17/16    2,779    $116,496   $6,278      $3,896
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)  06/17/16      572      58,890      244       1,970
                                                                    --------   ------      ------
                                                                    $175,386   $6,522      $5,866
                                                                    ========   ======      ======

* During the six months ended April 30, 2016, Portfolio's average notional contract amount of outstanding futures contracts was $94,325 (amount in thousands).

  Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts                                     Payables: Futures Margin
                                                        Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
Enhanced U.S. Large Company Portfolio..............    $18,023           --   $18,023*
U.S. Targeted Value Portfolio......................      2,421           --     2,421*
U.S. Small Cap Value Portfolio.....................      7,853           --     7,853*
U.S. Core Equity 1 Portfolio.......................      3,532           --     3,532*
U.S. Core Equity 2 Portfolio.......................      3,968           --     3,968*
U.S. Vector Equity Portfolio.......................        913           --       913*
U.S. Small Cap Portfolio...........................      5,064           --     5,064*
U.S. Micro Cap Portfolio...........................      2,178           --     2,178*
DFA Real Estate Securities Portfolio...............      1,535           --     1,535*
Large Cap International Portfolio..................        742           --       742*
International Core Equity Portfolio................      1,194           --     1,194*
International Small Company Portfolio..............      3,478           --     3,478*
DFA International Real Estate Securities Portfolio.        659           --       659*
DFA International Small Cap Value Portfolio........      5,700           --     5,700*
Selectively Hedged Global Equity Portfolio.........        352      $     1       351*
Emerging Markets Core Equity Portfolio.............      6,523            1     6,522*

                                                       LIABILITY DERIVATIVES VALUE
                                                    ---------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE   EQUITY
                                                    APRIL 30, 2016 CONTRACTS CONTRACTS
                                                    -------------- --------- ---------
DFA International Small Cap Value Portfolio........    $    (1)     $    (1)       --
Selectively Hedged Global Equity Portfolio.........     (1,432)      (1,432)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                             REALIZED GAIN (LOSS) ON DERIVATIVES
                                             ----------------------------------
                                                          FOREIGN
                                                         EXCHANGE     EQUITY
                                               TOTAL     CONTRACTS   CONTRACTS
                                              --------   ---------   ---------
      Enhanced U.S. Large Company Portfolio. $(17,276)      --       $(17,276)
      U.S. Targeted Value Portfolio.........    1,705       --          1,705

                                                    REALIZED GAIN (LOSS) ON DERIVATIVES
                                                    ----------------------------------
                                                                 FOREIGN
                                                                EXCHANGE     EQUITY
                                                     TOTAL      CONTRACTS   CONTRACTS
                                                     -------    ---------   ---------
U.S. Small Cap Value Portfolio..................... $22,223           --     $22,223
U.S. Core Equity 1 Portfolio.......................   3,994           --       3,994
U.S. Core Equity 2 Portfolio.......................   4,534           --       4,534
U.S. Vector Equity Portfolio.......................   1,179           --       1,179
U.S. Small Cap Portfolio...........................   3,279           --       3,279
U.S. Micro Cap Portfolio...........................  (1,164)          --      (1,164)
DFA Real Estate Securities Portfolio...............   2,614           --       2,614
Large Cap International Portfolio..................   1,001           --       1,001
International Core Equity Portfolio................  10,009           --      10,009
International Small Company Portfolio..............   5,936           --       5,936
DFA International Real Estate Securities Portfolio.   1,792           --       1,792
DFA International Small Cap Value Portfolio........  14,562           --      14,562
International Vector Equity Portfolio*.............     182           --         182
World ex U.S. Targeted Value Portfolio.............       1      $     1          --
World ex U.S. Core Equity Portfolio*...............    (629)          --        (629)
Selectively Hedged Global Equity Portfolio.........  (1,432)      (1,889)        457
Emerging Markets Core Equity Portfolio.............  10,674            2      10,672

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                    --------------------------------
                                                                FOREIGN
                                                               EXCHANGE     EQUITY
                                                     TOTAL     CONTRACTS   CONTRACTS
                                                     -------   ---------   ---------
Enhanced U.S. Large Company Portfolio.............. $17,228          --     $17,228
U.S. Targeted Value Portfolio......................   2,421          --       2,421
U.S. Small Cap Value Portfolio.....................   7,853          --       7,853
U.S. Core Equity 1 Portfolio.......................   3,532          --       3,532
U.S. Core Equity 2 Portfolio.......................   3,968          --       3,968
U.S. Vector Equity Portfolio.......................     913          --         913
U.S. Small Cap Portfolio...........................   5,064          --       5,064
U.S. Micro Cap Portfolio...........................   2,178          --       2,178
DFA Real Estate Securities Portfolio...............   1,535          --       1,535
Large Cap International Portfolio..................     742          --         742
International Core Equity Portfolio................   1,194          --       1,194
International Small Company Portfolio..............   3,478          --       3,478
DFA International Real Estate Securities Portfolio.     659          --         659
DFA International Small Cap Value Portfolio........   5,699     $    (1)      5,700
Selectively Hedged Global Equity Portfolio.........  (1,832)     (1,431)       (401)
Emerging Markets Core Equity Portfolio.............   6,522          --       6,522

* As of April 30, 2016, there were no futures contracts outstanding. During the six months ended April 30, 2016, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                                                 GROSS AMOUNTS NOT                         GROSS AMOUNTS NOT
                                                                   OFFSET IN THE                             OFFSET IN THE
                                                                STATEMENTS OF ASSETS                      STATEMENTS OF ASSETS
                                                      GROSS       AND LIABILITIES               GROSS       AND LIABILITIES
                                                    AMOUNTS OF ----------------------        AMOUNTS OF  ----------------------
                                                    RECOGNIZED  FINANCIAL     CASH     NET   RECOGNIZED   FINANCIAL     CASH
                                                      ASSETS   INSTRUMENTS COLLATERAL AMOUNT LIABILITIES INSTRUMENTS COLLATERAL
DESCRIPTION                                            (A)         (B)      RECEIVED   (C)       (A)         (D)      PLEDGED
-----------                                         ---------- ----------- ---------- ------ ----------- ----------- ----------
                                                                     ASSETS                                 LIABILITIES
                                                    ---------------------------------------- ----------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --     $    1         --         --

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --          --         --       --         --         --         --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................    $ 1         $(1)        --       --      1,432        $(1)        --

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................      1          --         --      $ 1         --         --         --





                                                     NET
                                                    AMOUNT
DESCRIPTION                                          (E)
-----------                                         ------

                                                    -------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Forward Currency Contracts.........................     --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Forward Currency Contracts......................... $    1

WORLD EX U.S. TARGETED VALUE PORTFOLIO
Forward Currency Contracts.........................     --

WORLD EX U.S. CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency Contracts.........................  1,431

EMERGING MARKETS CORE EQUITY PORTFOLIO
Forward Currency Contracts.........................     --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                        ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio........     1.01%       $ 2,730         23        $ 2       $  8,804
U.S. Targeted Value Portfolio..........     0.89%        11,611          2          1         19,633
U.S. Vector Equity Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap International Portfolio......     1.11%         1,307          2         --          1,627
International Core Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small Company Portfolio..     1.00%         3,790         13          1         18,387
DFA International Small Cap Value
  Portfolio............................     1.04%        31,688          8          7         61,254
International Vector Equity Portfolio..     1.11%         3,727         26          3          8,719
World ex U.S. Value Portfolio..........     1.04%           396         36         --          3,180
World ex U.S. Targeted Value Portfolio.     1.09%         2,834         45          4          7,642
World ex U.S. Core Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity Portfolio............     1.07%         1,199         14          1          4,841
Emerging Markets Core Equity Portfolio.     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                             REALIZED
        PORTFOLIO                        PURCHASES  SALES   GAIN (LOSS)
        ---------                        --------- -------- -----------
        U.S. Large Cap Equity Portfolio.  $10,314  $ 13,457   (1,828)
        U.S. Targeted Value Portfolio...   82,653   103,104   17,335
        U.S. Small Cap Value Portfolio..   22,074   152,687    1,187

                                                                   REALIZED
   PORTFOLIO                                    PURCHASES  SALES  GAIN (LOSS)
   ---------                                    --------- ------- -----------
   U.S. Core Equity 1 Portfolio................ $ 75,402  $25,488   (4,204)
   U.S. Core Equity 2 Portfolio................   71,763   24,273   (2,224)
   U.S. Vector Equity Portfolio................   11,468   13,038    3,752
   U.S. Small Cap Portfolio....................  103,725   15,714    5,298
   U.S. Micro Cap Portfolio....................   34,604   43,609   27,161
   DFA Real Estate Securities Portfolio........    3,382       --       --
   Large Cap International Portfolio...........       90       --       --
   International Core Equity Portfolio.........       --      204      110
   DFA International Small Cap Value Portfolio.    2,273      441   (8,736)
   International Vector Equity Portfolio.......       --       66       (1)
   World ex U.S. Core Equity Portfolio.........       19       --       --

K. SECURITIES LENDING:

   As of April 30, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          U.S. Large Cap Equity Portfolio.................... $  6,350
          U.S. Targeted Value Portfolio......................  329,340
          U.S. Small Cap Value Portfolio.....................  227,480
          U.S. Core Equity 1 Portfolio.......................  630,249
          U.S. Core Equity 2 Portfolio.......................  638,254
          U.S. Vector Equity Portfolio.......................  142,993
          U.S. Small Cap Portfolio...........................  278,111
          U.S. Micro Cap Portfolio...........................   87,962
          DFA Real Estate Securities Portfolio...............  151,829
          Large Cap International Portfolio..................    2,284
          International Core Equity Portfolio................   29,808
          DFA International Real Estate Securities Portfolio.    1,378
          DFA International Small Cap Value Portfolio........   16,899
          International Vector Equity Portfolio..............    3,256
          World ex U.S. Targeted Value Portfolio.............    1,068
          World ex U.S. Core Equity Portfolio................    8,217
          Emerging Markets Core Equity Portfolio.............  714,268

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2016
                                       ------------------------------------------------------------
                                       OVERNIGHT AND             BETWEEN
                                        CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                       -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Bonds................................ $   29,903,001    --         --         --    $   29,903,001
U.S. TARGETED VALUE PORTFOLIO
 Bonds................................    974,413,712    --         --         --       974,413,712
U.S. SMALL CAP VALUE PORTFOLIO
 Bonds................................  1,781,663,404    --         --         --     1,781,663,404
U.S. CORE EQUITY 1 PORTFOLIO
 Bonds................................  1,364,243,558    --         --         --     1,364,243,558
U.S. CORE EQUITY 2 PORTFOLIO
 Bonds................................  1,671,016,782    --         --         --     1,671,016,782
U.S. VECTOR EQUITY PORTFOLIO
 Bonds................................    454,852,818    --         --         --       454,852,818
U.S. SMALL CAP PORTFOLIO
 Bonds................................  2,251,360,585    --         --         --     2,251,360,585
U.S. MICRO CAP PORTFOLIO
 Bonds................................    745,832,439    --         --         --       745,832,439
DFA REAL ESTATE SECURITIES PORTFOLIO
 Bonds................................    214,476,243    --         --         --       214,476,243
LARGE CAP INTERNATIONAL PORTFOLIO
 Bonds................................    300,949,208    --         --         --       300,949,208
INTERNATIONAL CORE EQUITY PORTFOLIO
 Bonds................................  1,619,594,557    --         --         --     1,619,594,557
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
 Bonds................................    150,502,338    --         --         --       150,502,338
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Bonds................................     36,322,371    --         --         --        36,322,371
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Bonds................................  1,329,579,905    --         --         --     1,329,579,905
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Bonds................................    193,164,090    --         --         --       193,164,090

                                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF APRIL 30, 2016
                                     --------------------------------------------------------------
                                      OVERNIGHT AND             BETWEEN
                                       CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS      TOTAL
                                     --------------- -------- ------------ -------- ---------------
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
 Bonds.............................. $     5,601,103    --         --         --    $     5,601,103
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Bonds..............................     126,578,247    --         --         --        126,578,247
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
 Bonds..............................   1,167,917,912    --         --         --      1,167,917,912
                                     ---------------    --         --         --    ---------------
Total Borrowings.................... $14,417,972,273    --         --         --    $14,417,972,273
                                     ---------------    --         --         --    ---------------
Gross amount of recognized liabilities for securities lending transactions......... $14,417,972,273
                                                                                    ===============

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares......................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             95%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      6             76%
U.S. Targeted Value Portfolio -- Institutional Class Shares...      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..      3             56%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares....      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares....      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares....      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares........      3             50%
U.S. Micro Cap Portfolio -- Institutional Class Shares........      5             78%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares......................................................      4             81%

creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended April 30, 2016
   EXPENSE TABLES
                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
   DFA Commodity Strategy Portfolio
   --------------------------------
   Actual Fund Return............... $1,000.00 $  989.60    0.33%    $1.63
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.22    0.33%    $1.66

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA Commodity Strategy Portfolio
              Corporate....................................  41.9%
              Foreign Corporate............................  14.8%
              Foreign Government...........................   6.3%
              Government...................................  36.6%
              Supranational................................   0.4%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2016
                                  (UNAUDITED)


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (63.3%)
AUSTRALIA -- (2.5%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,003,232
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,018,945
    5.400%, 03/29/17.............................   1,000   1,036,318
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   7,000   7,053,060
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   3,000   3,078,552
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,029,892
    2.250%, 07/30/18.............................   3,200   3,253,072
                                                          -----------
TOTAL AUSTRALIA..................................          30,473,071
                                                          -----------

CANADA -- (4.1%)
Bank of Montreal
    2.375%, 01/25/19.............................   1,550   1,582,117
Canadian National Railway Co.
    1.450%, 12/15/16.............................   1,000   1,003,658
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,014,400
    1.200%, 02/14/18.............................  15,000  15,004,920
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,209,349
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   5,092   5,099,974
    6.500%, 07/15/18.............................   1,000   1,100,363
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,027,310
                                                          -----------
TOTAL CANADA.............................................  50,042,091
                                                          -----------

FINLAND -- (1.2%)
Municipality Finance P.L.C.
    2.375%, 05/16/16.............................  15,000  15,010,005
                                                          -----------

FRANCE -- (1.7%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,215,338
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,952,554
Orange SA
    2.750%, 09/14/16.............................   4,000   4,025,192
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,127,400
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,045,035
                                                          -----------
TOTAL FRANCE.............................................  20,365,519
                                                          -----------

GERMANY -- (0.4%)
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,522,611
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18............................. $ 1,500 $ 1,538,696
                                                          -----------

JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................  15,000  15,003,375
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................   8,000   8,014,416
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,687,980
Nomura Holdings, Inc.
    2.000%, 09/13/16.............................   1,000   1,003,265
                                                          -----------
TOTAL JAPAN..............................................  31,709,036
                                                          -----------

NETHERLANDS -- (2.9%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,061,280
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,819,768
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,530   4,611,091
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,566,901
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,509,660
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,216,033
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,053,788
                                                          -----------
TOTAL NETHERLANDS........................................  35,838,521
                                                          -----------

NORWAY -- (0.1%)
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,046,855
                                                          -----------

SPAIN -- (0.6%)
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,109,322
    3.192%, 04/27/18.............................   4,800   4,942,334
                                                          -----------
TOTAL SPAIN..............................................   7,051,656
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   4,998,755
                                                          -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................  $4,500 $ 4,525,133
Svenska Handelsbanken AB
    3.125%, 07/12/16.............................   1,141   1,146,433
    1.625%, 03/21/18.............................   5,000   5,022,335
                                                          -----------
TOTAL SWEDEN.............................................  10,693,901
                                                          -----------

SWITZERLAND -- (1.0%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   4,000,476
Credit Suisse New York
    1.700%, 04/27/18.............................   2,000   1,998,716
UBS AG
    1.800%, 03/26/18.............................   6,900   6,926,855
                                                          -----------
TOTAL SWITZERLAND........................................  12,926,047
                                                          -----------

UNITED KINGDOM -- (3.0%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   7,048,899
Barclays Bank P.L.C.
    5.000%, 09/22/16.............................     700     711,024
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,033,995
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,191
Diageo Capital P.L.C.
    5.500%, 09/30/16.............................   2,000   2,037,360
    1.500%, 05/11/17.............................   5,500   5,531,157
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   5,000   5,033,145
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,012,305
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   4,951   4,969,730
    1.625%, 03/20/17.............................   1,000   1,003,783
    1.250%, 09/26/17.............................     750     748,451
                                                          -----------
TOTAL UNITED KINGDOM.............................          36,330,040
                                                          -----------

UNITED STATES -- (41.8%)
Actavis, Inc.
    1.875%, 10/01/17.............................  $7,500   7,521,405
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................   3,000   3,009,420
    1.200%, 10/15/17.............................   5,000   5,019,930
American Express Co.
    7.000%, 03/19/18.............................   6,799   7,463,881
American Honda Finance Corp.
    1.550%, 12/11/17.............................   7,605   7,655,596
Amgen, Inc.
    2.125%, 05/15/17.............................   2,500   2,526,005
Anadarko Petroleum Corp.
    5.950%, 09/15/16.............................   2,533   2,582,155

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................  $5,000 $5,192,335
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   1,000  1,004,358
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100  3,254,873
Apple, Inc.
    1.000%, 05/03/18.............................   5,000  4,999,105
Assurant, Inc.
    2.500%, 03/15/18.............................     203    203,208
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044  5,095,958
    1.400%, 12/01/17.............................   3,400  3,400,354
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650  5,621,128
AutoZone, Inc.
    6.950%, 06/15/16.............................   2,500  2,516,943
Bank of America Corp.
    3.750%, 07/12/16.............................   1,200  1,206,551
    3.875%, 03/22/17.............................   3,600  3,679,690
    2.000%, 01/11/18.............................   1,000  1,004,666
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,018,397
BB&T Corp.
    1.450%, 01/12/18.............................   1,250  1,251,193
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500  1,504,736
    1.450%, 05/15/17.............................   2,000  2,003,700
    1.800%, 12/15/17.............................   6,340  6,373,710
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500  2,525,393
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   2,600  2,600,962
    2.300%, 10/15/18.............................   2,000  2,039,620
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000  5,034,385
    1.700%, 03/15/18.............................   5,239  5,258,651
Caterpillar Financial Services Corp.
    7.050%, 10/01/18.............................   5,000  5,671,115
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................   1,883  1,883,000
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,634  2,870,220
Chevron Corp.
    1.718%, 06/24/18.............................   1,425  1,439,452
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000  2,002,642
    2.050%, 12/07/18.............................   4,995  5,022,592
Comcast Corp.
    4.950%, 06/15/16.............................   1,700  1,708,503

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
ConAgra Foods, Inc.
    5.819%, 06/15/17............................. $ 7,147 $ 7,485,418
    1.900%, 01/25/18.............................   2,594   2,608,586
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,975,781
    1.500%, 05/15/18.............................   6,500   6,465,693
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   1,159   1,206,871
    5.950%, 03/15/17.............................   3,150   3,280,164
CSX Corp.
    6.250%, 03/15/18.............................   5,731   6,221,992
CVS Health Corp.
    5.750%, 06/01/17.............................   3,000   3,150,996
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   7,860   7,871,256
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,029,394
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,504
Eastman Chemical Co.
    2.400%, 06/01/17.............................   3,000   3,030,129
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   7,995,792
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................   7,599   8,359,318
EMC Corp.
    1.875%, 06/01/18.............................   9,065   8,965,122
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   2,000   2,001,412
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  25,430  25,587,691
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,991,425
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,508,325
    5.000%, 05/15/18.............................   1,500   1,594,260
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,394,688
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,676,351
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,122,004
Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17.............................   3,000   3,185,538
    5.950%, 01/18/18.............................   2,000   2,139,936
    2.900%, 07/19/18.............................   1,000   1,024,229
    7.500%, 02/15/19.............................   1,950   2,237,994
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,493,761
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,331,482

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Hess Corp.
    1.300%, 06/15/17.............................  $3,900 $3,865,403
HSBC USA, Inc.
    1.625%, 01/16/18.............................   7,675  7,673,319
Intel Corp.
    1.350%, 12/15/17.............................   4,825  4,857,511
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000  1,039,468
John Deere Capital Corp.
    1.200%, 10/10/17.............................     398    399,190
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475  3,507,092
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   8,750  8,834,647
Kellogg Co.
    1.875%, 11/17/16.............................   1,000  1,005,933
    1.750%, 05/17/17.............................   3,000  3,030,036
KeyBank NA
    1.100%, 11/25/16.............................   2,000  2,001,754
Kraft Foods Group, Inc.
    2.250%, 06/05/17.............................   4,177  4,219,050
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000  6,038,460
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680    686,352
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000  6,982,528
McDonald's Corp.
    5.800%, 10/15/17.............................     900    960,245
    5.350%, 03/01/18.............................   2,000  2,151,712
    2.100%, 12/07/18.............................   2,000  2,042,156
McKesson Corp.
    1.400%, 03/15/18.............................   6,000  6,003,144
Medtronic, Inc.
    1.375%, 04/01/18.............................     300    301,923
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000  2,242,574
    7.717%, 02/15/19.............................   1,389  1,608,733
Morgan Stanley
    4.750%, 03/22/17.............................   2,430  2,504,990
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038  7,025,212
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200  6,199,547
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000  5,386,045
Nucor Corp.
    5.750%, 12/01/17.............................   3,019  3,203,793
NYSE Euronext
    2.000%, 10/05/17.............................   6,730  6,790,166
Occidental Petroleum Corp.
    1.750%, 02/15/17.............................   1,722  1,736,534
ONEOK Partners L.P.
    2.000%, 10/01/17.............................   2,220  2,208,769

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount^   Value+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Oracle Corp.
    1.200%, 10/15/17.............................  $3,500 $3,512,701
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900  1,909,308
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000  1,011,955
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500  7,094,711
Phillips 66
    2.950%, 05/01/17.............................   5,000  5,093,500
PNC Bank NA
    1.500%, 02/23/18.............................   8,560  8,593,042
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298  3,635,626
Prudential Financial, Inc.
    6.000%, 12/01/17.............................   2,700  2,887,213
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   8,000  8,046,504
Reynolds American, Inc.
    3.500%, 08/04/16.............................   4,000  4,027,104
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500  1,518,084
Santander Bank NA
    2.000%, 01/12/18.............................   4,500  4,482,013
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000  5,034,775
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000  2,998,251
    2.450%, 09/01/18.............................   2,700  2,754,011
Stryker Corp.
#   2.000%, 03/08/19.............................   5,000  5,066,075
Symantec Corp.
    2.750%, 06/15/17.............................   7,278  7,351,799
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   1,000  1,013,592
Time Warner Cable, Inc.
    5.850%, 05/01/17.............................   2,047  2,134,593
    8.750%, 02/14/19.............................     790    932,311
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500  6,503,484
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149  4,225,786
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   7,500  7,539,330
US Bancorp
    1.650%, 05/15/17.............................   2,800  2,817,819
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000  5,265,430
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000  1,016,537
Walt Disney Co. (The)
    1.125%, 02/15/17.............................   1,000  1,003,088
    1.500%, 09/17/18.............................   5,000  5,060,555

                                                     Face
                                                    Amount^      Value+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
      2.625%, 12/15/16............................. $  6,000 $    6,065,412
      1.500%, 01/16/18.............................      700        702,905
Western Union Co. (The)
      5.930%, 10/01/16.............................    2,348      2,394,617
Whirlpool Corp.
      1.350%, 03/01/17.............................    2,000      2,006,674
Whirpool Corp.
      1.650%, 11/01/17.............................    7,000      7,019,138
Zoetis, Inc.
      1.875%, 02/01/18.............................    6,564      6,557,278
                                                             --------------
TOTAL UNITED STATES.........................................    512,904,451
                                                             --------------
TOTAL BONDS.................................................    775,451,255
                                                             --------------

AGENCY OBLIGATIONS -- (0.8%)
Federal Home Loan Bank
      2.250%, 09/08/17.............................   10,000     10,198,640
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (35.9%)
U.S. Treasury Notes
      0.875%, 02/28/17.............................  138,000    138,328,854
^^++  1.375%, 06/30/18.............................  154,000    155,900,976
      1.250%, 12/15/18.............................  144,000    145,395,072
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             439,624,902
                                                             --------------
TOTAL INVESTMENT SECURITIES........................           1,225,274,797
                                                             --------------

                                                    Shares
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............       90          1,040
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,220,887,107).....................................  $1,225,275,837
                                                             ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              Investments in Securities (Market Value)
                                          ------------------------------------------------
                                           Level 1      Level 2     Level 3     Total
                                          ---------- -------------- ------- --------------
Bonds
  Australia..............................         -- $   30,473,071   --    $   30,473,071
  Canada.................................         --     50,042,091   --        50,042,091
  Finland................................         --     15,010,005   --        15,010,005
  France.................................         --     20,365,519   --        20,365,519
  Germany................................         --      4,522,611   --         4,522,611
  Italy..................................         --      1,538,696   --         1,538,696
  Japan..................................         --     31,709,036   --        31,709,036
  Netherlands............................         --     35,838,521   --        35,838,521
  Norway.................................         --      1,046,855   --         1,046,855
  Spain..................................         --      7,051,656   --         7,051,656
  Supranational Organization Obligations.         --      4,998,755   --         4,998,755
  Sweden.................................         --     10,693,901   --        10,693,901
  Switzerland............................         --     12,926,047   --        12,926,047
  United Kingdom.........................         --     36,330,040   --        36,330,040
  United States..........................         --    512,904,451   --       512,904,451
Agency Obligations.......................         --     10,198,640   --        10,198,640
U.S. Treasury Obligations................         --    439,624,902   --       439,624,902
Securities Lending Collateral............         --          1,040   --             1,040
Swap Agreements**........................         --     18,294,800   --        18,294,800
Futures Contracts**...................... $3,043,005             --   --         3,043,005
                                          ---------- --------------   --    --------------
TOTAL.................................... $3,043,005 $1,243,570,637   --    $1,246,613,642
                                          ========== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $1 of securities on loan).............................. $  1,225,275
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............            1
Cash...................................................................................      157,477
Receivables:
  Investment Securities Sold...........................................................          498
  Interest.............................................................................        6,689
  Fund Shares Sold.....................................................................        2,197
  Futures Margin Variation.............................................................          264
Unrealized Gain on Swap Contracts......................................................       18,504
Prepaid Expenses and Other Assets......................................................           69
                                                                                        ------------
     Total Assets......................................................................    1,410,974
                                                                                        ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................            1
  Fund Shares Redeemed.................................................................        1,332
  Due to Advisor.......................................................................          325
Unrealized Loss on Swap Contracts......................................................          209
Accrued Expenses and Other Liabilities.................................................           71
                                                                                        ------------
     Total Liabilities.................................................................        1,938
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................  240,808,743
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       5.85
                                                                                        ============
Investments at Cost.................................................................... $  1,220,886
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $  1,400,789
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,057
Accumulated Net Realized Gain (Loss)...................................................      (19,531)
Net Unrealized Appreciation (Depreciation).............................................       25,721
                                                                                        ------------
NET ASSETS............................................................................. $  1,409,036
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  800,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)


Investment Income
  Interest.......................................................................................... $  7,360
  Income from Securities Lending....................................................................       15
                                                                                                     --------
     Total Investment Income........................................................................    7,375
                                                                                                     --------
Expenses
  Investment Management Fees........................................................................    2,070
  Accounting & Transfer Agent Fees..................................................................       34
  Custodian Fees....................................................................................       23
  Filing Fees.......................................................................................       57
  Shareholders' Reports.............................................................................       36
  Directors'/Trustees' Fees & Expenses..............................................................        5
  Professional Fees.................................................................................       14
  Other.............................................................................................       18
                                                                                                     --------
     Total Expenses.................................................................................    2,257
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (372)
  Fees Paid Indirectly (Note C).....................................................................       (4)
                                                                                                     --------
  Net Expenses......................................................................................    1,881
                                                                                                     --------
  Net Investment Income (Loss)......................................................................    5,494
                                                                                                     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................     (878)
    Futures.........................................................................................    4,904
    Swap Contracts..................................................................................  (23,557)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    4,609
    Futures.........................................................................................    4,176
    Swap Contracts..................................................................................   19,659
                                                                                                     --------
  Net Realized and Unrealized Gain (Loss)...........................................................    8,913
                                                                                                     --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $ 14,407
                                                                                                     ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        DFA Commodity Strategy
                                                                                               Portfolio
                                                                                        ----------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        ----------- ----------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $    5,494  $    9,267
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       (878)     (8,732)
    Futures............................................................................      4,904     (17,337)
    Swap Contracts.....................................................................    (23,557)   (339,100)
    Foreign Currency Transactions......................................................         --       5,799
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................      4,609       4,896
    Futures............................................................................      4,176          84
    Swap Contracts.....................................................................     19,659      11,136
    Translation of Foreign Currency Denominated Amounts................................         --      (1,816)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     14,407    (335,803)
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................     (3,335)     (9,071)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................         --         (14)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................       (155)       (889)
                                                                                        ----------  ----------
     Total Distributions...............................................................     (3,490)     (9,974)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    611,658   1,078,341
  Shares Issued in Lieu of Cash Distributions..........................................      3,397       9,738
  Shares Redeemed......................................................................   (424,007)   (729,422)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................    191,048     358,657
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................    201,965      12,880
Net Assets
  Beginning of Period..................................................................  1,207,071   1,194,191
                                                                                        ----------  ----------
  End of Period........................................................................ $1,409,036  $1,207,071
                                                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................    115,468     159,948
  Shares Issued in Lieu of Cash Distributions..........................................        637       1,339
  Shares Redeemed......................................................................    (78,719)   (107,182)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     37,386      54,105
                                                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $    2,057  $     (102)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           DFA COMMODITY STRATEGY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                     SIX MONTHS        YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2016           2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.93      $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.09)          (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   --------   --------
   Total from Investment Operations...............      (0.06)          (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.02)          (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --           (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   --------   --------
   Total Distributions............................      (0.02)          (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.85      $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ========   ========
Total Return......................................      (1.04)%(D)     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,409,036      $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.33%(E)        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.40%(E)        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       0.97%(E)        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         72%(D)         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------

                                                   ----------
                                                       PERIOD
                                                      NOV. 9,
                                                     2010(A) TO
                                                      OCT. 31,
                                                        2011
-------------------------------------------------------------------

Net Asset Value, Beginning of Period..............  $  10.00
                                                    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................      0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.27)
                                                    --------
   Total from Investment Operations...............     (0.20)
-------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................     (0.03)
 Net Realized Gains...............................        --
                                                    --------
   Total Distributions............................     (0.03)
-------------------------------------------------------------------
Net Asset Value, End of Period....................  $   9.77
=================================================  ==========
Total Return......................................     (2.02)%(D)
-------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $230,781
Ratio of Expenses to Average Net Assets...........      0.47%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................      0.53%(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................      0.64%(C)(E)
Portfolio Turnover Rate...........................        50%(D)
-------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2016, the Portfolio held a $318,419,034 investment in the Subsidiary, representing 22.57% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2016, approximately $372 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                    Fees Paid
                                                    Indirectly
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $12

F. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. Government    Other Investment
                                          Securities         Securities
                                      ------------------ ------------------
                                      Purchases  Sales   Purchases  Sales
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $683,661  $554,032 $112,807  $648,086

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase       Increase
                                                    (Decrease)     (Decrease)
                                     Increase     Undistributed   Accumulated
                                    (Decrease)    Net Investment  Net Realized
                                  Paid-In Capital     Income     Gains (Losses)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(353,288)      $(6,237)       $359,525

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term   Tax Exempt
                                  Capital Gains  Capital Gains   Income   Total
                                  -------------- ------------- ---------- ------
DFA Commodity Strategy Portfolio
2014.............................     $4,533        $  474         --     $5,007
2015.............................      8,966         1,009         --      9,975

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
      DFA Commodity Strategy Portfolio.       --            $16       $16

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  Undistributed                                               Total Net
                                  Net Investment                                            Distributable
                                    Income and   Undistributed                 Unrealized     Earnings
                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.       --           $154           --          $(2,723)       $(2,569)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            Net
                                                                         Unrealized
                                   Federal    Unrealized   Unrealized   Appreciation
                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,220,887    $4,772       $(384)        $4,388

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
     Description                    Date    Contracts*  Amount  Gain (Loss)
     -----------                 ---------- ---------- -------- -----------
     Brent Crude Oil Futures....  07/29/16       72    $ 3,462    $   28
     CBT Wheat Futures..........  07/14/16       47      1,148        18
     Coffee 'C' Futures.........  07/19/16       17        775       (22)
     Copper Futures.............  07/27/16       48      2,740       149
     Corn Futures...............  07/14/16      137      2,683       191
     Cotton No.2 Futures........  07/07/16       16        510        33
     Gasoline RBOB Futures......  06/30/16       25      1,689       202
     Gold 100 oz Futures........  08/29/16       34      4,395        (7)
     KCB Wheat Futures..........  07/14/16       17        407        (3)
     LME Nickel Futures.........  05/16/16       83      4,690       436
     LME Nickel Futures.........  07/18/16       51      2,889       300
     LME Nickel Futures.........  07/18/16      (36)    (2,040)      (59)
     LME Nickel Futures.........  05/16/16      (83)    (4,690)     (514)
     LME Prime Aluminum Futures.  05/18/16      225      9,416       772
     LME Prime Aluminum Futures.  07/18/16      141      5,928       554
     LME Prime Aluminum Futures.  07/18/16     (100)    (4,204)     (113)
     LME Prime Aluminum Futures.  05/18/16     (225)    (9,415)     (884)
     LME Zinc Futures...........  05/16/16      119      5,754       708
     LME Zinc Futures...........  07/18/16       75      3,636       223
     LME Zinc Futures...........  07/18/16      (53)    (2,569)      (79)
     LME Zinc Futures...........  05/16/16     (119)    (5,754)     (544)
     Lean Hogs Futures..........  07/15/16       28        916         9
     Live Cattle Futures........  08/31/16       22        989        (5)
     NY Harbor ULSD Futures.....  06/30/16       27      1,581       253
     Natural Gas Futures........  06/28/16      122      2,833       152
     Silver Futures.............  07/27/16       20      1,782       247
     Soybean Futures............  07/14/16       44      2,265       221
     Soybean Meal Futures.......  07/14/16       35      1,172       197
     Soybean Oil Futures........  07/14/16       52      1,034       (51)
     Sugar #11 Futures..........  06/30/16       74      1,353       111
     WTI Crude Futures..........  06/21/16       70      3,268       520
                                                       -------    ------
                                                       $38,643    $3,043
                                                       =======    ======

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016 the Subsidiary's average notional contract amount of outstanding futures contracts was $78,920 (in thousands).

   At April 30, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                  Unrealized
                        Commodity Expiration          Notional   Appreciation
 Counterparty           Exposure     Date    Currency Amount*   (Depreciation)
 ------------           --------- ---------- -------- --------  --------------
 Bank of America Corp..   Index**  07/05/16    USD    (146,848)     $2,041
 Bank of America Corp..   Index**  07/05/16    USD     (97,507)      1,231
 Bank of America Corp..   Index**  07/06/16    USD     (40,000)        569
 Citibank, N.A.........   Index**  07/05/16    USD    (148,217)      2,060
 Citibank, N.A.........   Index**  07/05/16    USD     (98,416)      1,242

                                                                              UNREALIZED
                                 COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                     EXPOSURE     DATE    CURRENCY   AMOUNT*    (DEPRECIATION)
------------                     --------- ---------- -------- -----------  --------------
Credit Suisse...................   Index**  05/31/16    USD    $  (130,639)    $ 1,858
Credit Suisse...................   Index**  06/03/16    USD       (130,066)      1,689
Deutsche Bank AG, London Branch.   Index**  05/31/16    USD       (130,309)      1,855
Deutsche Bank AG, London Branch.   Index**  06/03/16    USD       (129,739)      1,683
UBS AG..........................   Index**  08/03/16    USD       (198,978)      2,832
UBS AG..........................   Index**  08/03/16    USD        (95,000)      1,235
                                                               -----------     -------
                                                               $(1,345,719)    $18,295
                                                               ===========     =======

* During the six months ended April 30, 2016 the Subsidiary's average notional value of outstanding swap contracts was $1,003,468 (in thousands).

**Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total
  Return.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures
   Contracts                 Margin Variation

 Commodity Swap Contracts  Unrealized Gain on Swap
                             Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $23,829      $ 5,325*    18,504

                                               LIABILITY DERIVATIVES VALUE
                                           ----------------------------------
                                            TOTAL VALUE
                                                 AT       COMMODITY    SWAP
                                           APRIL 30, 2016 CONTRACTS  CONTRACTS
 -                                         -------------- ---------  ---------
 Dimensional Cayman Commodity Fund I, LTD.    $(2,491)     $(2,282)*  $  (209)

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $(18,653)    $4,904     $(23,557)

                                                  CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION)
                                                     ON DERIVATIVES
                                              ----------------------------------
                                                          COMMODITY     SWAP
                                                TOTAL     CONTRACTS   CONTRACTS
                                               --------   ---------   ---------
    Dimensional Cayman Commodity Fund I, LTD. $ 23,835     $4,176     $ 19,659

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   The following tables present the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2016 (Amounts in thousands):

                                               GROSS AMOUNTS NOT                          GROSS AMOUNTS NOT
                                                 OFFSET IN THE                              OFFSET IN THE
                                              STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
                                    GROSS       AND LIABILITIES                GROSS       AND LIABILITIES
-                                 AMOUNTS OF ----------------------         AMOUNTS OF  ----------------------
                                  RECOGNIZED  FINANCIAL     CASH     NET    RECOGNIZED   FINANCIAL     CASH     NET
                                    ASSETS   INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                          (A)         (B)      RECEIVED   (C)        (A)         (D)      PLEDGED    (E)
-----------                       ---------- ----------- ---------- ------- ----------- ----------- ---------- ------
                                                   ASSETS                                  LIABILITIES
                                  ----------------------------------------- -----------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Swap Contracts...................  $18,504       --          --     $18,504    $209         --          --      $209

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                      AS OF APRIL 30, 2016
                                                       ---------------------------------------------------
                                                       OVERNIGHT AND            BETWEEN
                                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                                       ------------- -------- ------------ -------- ------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds................................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Total Borrowings......................................    $1,040        --         --         --    $1,040
                                                          ------        --         --         --    ------
Gross amount of recognized liabilities for securities
  lending transactions................................                                              $1,040
                                                                                                    ======

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2016, 3 shareholders held 71% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2016
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  DFA International Value Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $  959.30    0.68%    $3.31
   Institutional Class Shares......... $1,000.00 $  961.10    0.43%    $2.10
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.48    0.68%    $3.42
   Institutional Class Shares......... $1,000.00 $1,022.73    0.43%    $2.16

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/15  04/30/16    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,004.60    0.08%    $0.40
     Hypothetical 5% Annual Return. $1,000.00 $1,024.47    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  13.0%
              Consumer Staples.............................  10.2%
              Energy.......................................   7.3%
              Financials...................................  13.2%
              Health Care..................................  14.6%
              Industrials..................................  10.2%
              Information Technology.......................  19.6%
              Materials....................................   3.0%
              Real Estate Investment Trusts................   2.9%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $6,731,660,448
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $6,928,294,655)........................................ $6,731,660,448
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares      Value+    of Net Assets**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (12.3%)
 *   Amazon.com, Inc...................   129,439 $ 85,376,670            1.4%
     Comcast Corp. Class A.............   815,661   49,559,562            0.8%
     Home Depot, Inc. (The)............   425,064   56,911,819            0.9%
     McDonald's Corp...................   302,269   38,234,006            0.6%
     Starbucks Corp....................   495,541   27,864,270            0.5%
     Walt Disney Co. (The).............   503,234   51,963,943            0.9%
     Other Securities..................            476,959,456            7.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            786,869,726           13.0%
                                                  ------------           -----
 Consumer Staples -- (9.7%)
     Altria Group, Inc.................   656,408   41,163,346            0.7%
     Coca-Cola Co. (The)............... 1,306,340   58,524,032            1.0%
     CVS Health Corp...................   368,275   37,011,637            0.6%
     PepsiCo, Inc......................   484,583   49,892,666            0.8%
     Philip Morris International, Inc..   519,427   50,966,177            0.8%
     Procter & Gamble Co. (The)........   889,288   71,249,755            1.2%
     Wal-Mart Stores, Inc..............   525,992   35,173,085            0.6%
     Other Securities..................            273,016,435            4.5%
                                                  ------------           -----
 Total Consumer Staples................            616,997,133           10.2%
                                                  ------------           -----
 Energy -- (6.9%)
     Chevron Corp......................   631,339   64,510,219            1.1%
     Exxon Mobil Corp.................. 1,392,235  123,073,574            2.0%
     Schlumberger, Ltd.................   466,142   37,449,848            0.6%
     Other Securities..................            216,438,511            3.6%
                                                  ------------           -----
 Total Energy..........................            441,472,152            7.3%
                                                  ------------           -----
 Financials -- (12.5%)
     Bank of America Corp.............. 3,461,725   50,402,716            0.8%
 *   Berkshire Hathaway, Inc. Class B..   628,118   91,378,607            1.5%
     Citigroup, Inc....................   988,374   45,741,949            0.8%
     JPMorgan Chase & Co............... 1,230,477   77,766,146            1.3%
     Wells Fargo & Co.................. 1,548,816   77,409,824            1.3%
     Other Securities..................            453,965,538            7.5%
                                                  ------------           -----
 Total Financials......................            796,664,780           13.2%
                                                  ------------           -----
 Health Care -- (13.9%)
     AbbVie, Inc.......................   540,177   32,950,797            0.5%
 *   Allergan P.L.C....................   132,321   28,655,436            0.5%
     Amgen, Inc........................   252,143   39,914,237            0.7%
     Bristol-Myers Squibb Co...........   559,695   40,398,785            0.7%
 *   Celgene Corp......................   262,058   27,099,418            0.5%
     Gilead Sciences, Inc..............   458,243   40,421,615            0.7%
     Johnson & Johnson.................   925,090  103,684,087            1.7%
     Medtronic P.L.C...................   471,422   37,313,051            0.6%
     Merck & Co., Inc..................   930,421   51,024,288            0.8%
     Pfizer, Inc....................... 2,027,673   66,325,184            1.1%
     UnitedHealth Group, Inc...........   318,719   41,968,918            0.7%
     Other Securities..................            372,853,700            6.1%
                                                  ------------           -----
 Total Health Care.....................            882,609,516           14.6%
                                                  ------------           -----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    Percentage
                                                                                      of Net
                                                            Shares       Value+      Assets**
                                                            ------       ------     ----------
Industrials -- (9.7%)
      3M Co..............................................    202,842 $   33,951,694       0.6%
#     Boeing Co. (The)...................................    208,782     28,143,814       0.5%
      General Electric Co................................  3,128,138     96,190,243       1.6%
      Honeywell International, Inc.......................    257,920     29,472,518       0.5%
      United Technologies Corp...........................    260,789     27,218,548       0.4%
      Other Securities...................................               400,128,006       6.6%
                                                                     --------------     ------
Total Industrials........................................               615,104,823      10.2%
                                                                     --------------     ------
Information Technology -- (18.6%)
*     Alphabet, Inc. Class A.............................     98,089     69,435,241       1.1%
*     Alphabet, Inc. Class C.............................     99,626     69,041,814       1.1%
      Apple, Inc.........................................  1,858,852    174,248,786       2.9%
      Cisco Systems, Inc.................................  1,687,047     46,376,922       0.8%
*     Facebook, Inc. Class A.............................    769,391     90,464,994       1.5%
      Intel Corp.........................................  1,583,747     47,955,859       0.8%
      International Business Machines Corp...............    296,369     43,252,092       0.7%
      MasterCard, Inc. Class A...........................    328,729     31,883,426       0.5%
      Microsoft Corp.....................................  2,651,638    132,237,187       2.2%
      Oracle Corp........................................  1,056,362     42,106,589       0.7%
#     Visa, Inc. Class A.................................    643,399     49,696,139       0.8%
      Other Securities...................................               388,972,551       6.5%
                                                                     --------------     ------
Total Information Technology.............................             1,185,671,600      19.6%
                                                                     --------------     ------
Materials -- (2.8%)
      Other Securities...................................               178,675,969       3.0%
                                                                     --------------     ------
Real Estate Investment Trusts -- (2.8%)
      Other Securities...................................               175,967,228       2.9%
                                                                     --------------     ------
Telecommunication Services -- (2.5%)
      AT&T, Inc..........................................  2,062,227     80,055,652       1.3%
      Verizon Communications, Inc........................  1,365,778     69,572,731       1.2%
      Other Securities...................................                12,889,997       0.2%
                                                                     --------------     ------
Total Telecommunication Services.........................               162,518,380       2.7%
                                                                     --------------     ------
Utilities -- (3.2%)
      Other Securities...................................               202,359,209       3.4%
                                                                     --------------     ------
TOTAL COMMON STOCKS......................................             6,044,910,516     100.1%
                                                                     --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%. 12,865,737     12,865,737       0.2%
                                                                     --------------     ------

SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund..................... 26,874,784    310,941,247       5.2%
                                                                     --------------     ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,466,520,104)................................              $6,368,717,500     105.5%
                                                                     ==============     ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  786,869,726           --   --    $  786,869,726
  Consumer Staples..............    616,997,133           --   --       616,997,133
  Energy........................    441,472,152           --   --       441,472,152
  Financials....................    796,664,780           --   --       796,664,780
  Health Care...................    882,609,516           --   --       882,609,516
  Industrials...................    615,104,823           --   --       615,104,823
  Information Technology........  1,185,671,600           --   --     1,185,671,600
  Materials.....................    178,675,969           --   --       178,675,969
  Real Estate Investment Trusts.    175,967,228           --   --       175,967,228
  Telecommunication Services....    162,518,380           --   --       162,518,380
  Utilities.....................    202,359,209           --   --       202,359,209
Temporary Cash Investments......     12,865,737           --   --        12,865,737
Securities Lending Collateral...             -- $310,941,247   --       310,941,247
                                 -------------- ------------   --    --------------
TOTAL........................... $6,057,776,253 $310,941,247   --    $6,368,717,500
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    6,731,660            --
Investments at Value (including $0 and $591,268 of securities on loan, respectively)......             --  $  6,044,911
Temporary Cash Investments at Value & Cost................................................             --        12,866
Collateral from Securities on Loan Invested in Affiliate at Value & Cost..................             --       310,941
Segregated Cash for Futures Contracts.....................................................             --           797
Receivables:
  Dividends, Interest and Tax Reclaims....................................................             --         6,341
  Securities Lending Income...............................................................             --            73
  Fund Shares Sold........................................................................          6,390         8,228
Prepaid Expenses and Other Assets.........................................................            105            65
                                                                                           --------------  ------------
     Total Assets.........................................................................      6,738,155     6,384,222
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian........................................................................             --           208
  Upon Return of Securities Loaned........................................................             --       310,941
  Fund Shares Redeemed....................................................................          5,718        33,042
  Due to Advisor..........................................................................          1,081           259
  Futures Margin Variation................................................................             --           122
Accrued Expenses and Other Liabilities....................................................            346           583
     Total Liabilities....................................................................          7,145       345,155
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $10,741 and $0 and shares outstanding of
 672,221 and 0, respectively.............................................................. $        15.98           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $6,720,269 and $6,039,067 and shares
 outstanding of 418,694,255 and 373,939,160, respectively................................. $        16.05  $      16.15
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    6,928,295  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,142,713
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    7,345,226  $  3,316,733
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         42,474         1,672
Accumulated Net Realized Gain (Loss)......................................................       (461,173)     (181,536)
Net Unrealized Foreign Exchange Gain (Loss)...............................................          1,118            --
Net Unrealized Appreciation (Depreciation)................................................       (196,635)    2,902,198
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    6,731,010  $  6,039,067
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA
                                                                                   INTERNATIONAL U.S. LARGE
                                                                                       VALUE      COMPANY
                                                                                    PORTFOLIO*   PORTFOLIO
                                                                                   ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $9,609 and $0, respectively)......   $ 108,949         --
    Income from Securities Lending................................................       3,845         --
    Expenses Allocated from Affiliated Investment Company.........................      (7,014)        --
                                                                                     ---------    -------
     Total Net Investment Income Received from Affiliated Investment Companies....     105,780         --
                                                                                     ---------    -------
FUND INVESTMENT INCOME
  Dividends.......................................................................          --    $67,739
  Income from Securities Lending..................................................          --        458
                                                                                     ---------    -------
     Total Investment Income......................................................          --     68,197
                                                                                     ---------    -------
EXPENSES
  Investment Management Fees......................................................      12,716      1,742
  Accounting & Transfer Agent Fees................................................          22        164
  S&P 500(R) Fees.................................................................          --         51
  Custodian Fees..................................................................          --         42
  Shareholder Servicing Fees --
    Class R2 Shares...............................................................          12         --
  Filing Fees.....................................................................          77         49
  Shareholders' Reports...........................................................         124         60
  Directors'/Trustees' Fees & Expenses............................................          27         24
  Professional Fees...............................................................           8        183
  Other...........................................................................          26        124
                                                                                     ---------    -------
     Total Expenses...............................................................      13,012      2,439
                                                                                     ---------    -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..................................................      (6,358)      (101)
                                                                                     ---------    -------
  Net Expenses....................................................................       6,654      2,338
                                                                                     ---------    -------
  NET INVESTMENT INCOME (LOSS)....................................................      99,126     65,859
                                                                                     ---------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................................    (161,239)    (3,559)
    Futures.......................................................................       3,280     (5,798)
    Foreign Currency Transactions.................................................       1,775         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................    (179,422)    10,544
    Futures.......................................................................         897       (258)
    Translation of Foreign Currency Denominated Amounts...........................       1,311         --
                                                                                     ---------    -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    (333,398)       929
                                                                                     ---------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $(234,272)   $66,788
                                                                                     =========    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  -----------------------
                                                                 SIX MONTHS       YEAR     SIX MONTHS      YEAR
                                                                    ENDED        ENDED        ENDED       ENDED
                                                                  APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2016          2015        2016         2015
                                                                 -----------  -----------  ----------- -----------
                                                                 (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $    99,126  $   218,094  $   65,859  $   116,432
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................    (161,239)     185,379      (3,559)     174,452
   Futures......................................................       3,280           --      (5,798)       2,961
   Foreign Currency Transactions................................       1,775       (4,394)         --           --
   In-Kind Redemptions..........................................          --           --          --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    (179,422)    (768,572)     10,544      (67,093)
   Futures......................................................         897           --        (258)      (2,353)
   Translation of Foreign Currency Denominated Amounts..........       1,311          490          --           --
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    (234,272)    (369,003)     66,788      295,274
                                                                 -----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares..............................................        (149)        (293)         --           --
   Institutional Class Shares...................................     (84,429)    (210,745)    (74,830)    (110,940)
  Net Long-Term Gains:
   Institutional Class Shares...................................          --           --     (47,852)          --
                                                                 -----------  -----------  ----------  -----------
     Total Distributions........................................     (84,578)    (211,038)   (122,682)    (110,940)
                                                                 -----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,332,117    1,877,719     975,352    1,080,396
  Shares Issued in Lieu of Cash Distributions...................      82,182      204,539     106,494       95,812
  Shares Redeemed...............................................  (1,170,324)  (1,698,746)   (797,628)  (1,218,173)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     243,975      383,512     284,218      (41,965)
                                                                 -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................     (74,875)    (196,529)    228,324      142,369
NET ASSETS
  Beginning of Period...........................................   6,805,885    7,002,414   5,810,743    5,668,374
                                                                 -----------  -----------  ----------  -----------
  End of Period................................................. $ 6,731,010  $ 6,805,885  $6,039,067  $ 5,810,743
                                                                 ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      88,020      105,639      63,770       66,846
  Shares Issued in Lieu of Cash Distributions...................       5,209       11,317       6,651        6,038
  Shares Redeemed...............................................     (76,002)     (93,840)    (50,290)     (74,737)
                                                                 -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed....      17,227       23,116      20,131       (1,853)
                                                                 ===========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $    42,474  $    27,926  $    1,672  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                     DFA International Value Portfolio-Class R2 Shares
                                               ------------------------------------------------------------
                                               Six Months       Year      Year      Year     Year     Year
                                                  Ended        Ended     Ended     Ended    Ended    Ended
                                                April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                                                  2016          2015      2014      2013     2012     2011
--------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net Asset Value, Beginning of Period..........   $ 16.93      $ 18.48   $ 19.46    $15.72   $15.83   $17.82
                                                 -------      -------   -------    ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.22         0.51      0.74      0.49     0.51     0.53
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................     (0.93)       (1.55)    (0.93)     3.77    (0.13)   (2.00)
                                                 -------      -------   -------    ------   ------   ------
   Total from Investment Operations...........     (0.71)       (1.04)    (0.19)     4.26     0.38    (1.47)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
                                                 -------      -------   -------    ------   ------   ------
   Total Distributions........................     (0.24)       (0.51)    (0.79)    (0.52)   (0.49)   (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................   $ 15.98      $ 16.93   $ 18.48    $19.46   $15.72   $15.83
============================================== ===========    ========  ========  ======== ======== ========
Total Return..................................     (4.07)%(D)   (5.78)%   (1.21)%   27.61%    2.70%   (8.53)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........   $10,741      $10,404   $11,200    $5,517   $6,407   $6,102
Ratio of Expenses to Average Net Assets(B)....      0.68%(E)     0.68%     0.68%     0.69%    0.71%    0.71%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................      0.88%(E)     0.73%     0.68%     0.69%    0.71%    0.71%
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.86%(E)     2.81%     3.79%     2.84%    3.33%    2.97%
--------------------------------------------------------------------------------------------------------------

                                                        DFA International Value Portfolio-Institutional Class Shares
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year         Year
                                                    Ended         Ended        Ended       Ended       Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                    2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Net Asset Value, Beginning of Period.......... $    16.92      $    18.47   $    19.45   $    15.72  $    15.83  $    17.81
                                               ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.24            0.56         0.84         0.52        0.54        0.58
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      (0.90)          (1.56)       (0.98)        3.78       (0.12)      (1.99)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations...........      (0.66)          (1.00)       (0.14)        4.30        0.42       (1.41)
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
                                               ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions........................      (0.21)          (0.55)       (0.84)       (0.57)      (0.53)      (0.57)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    16.05      $    16.92   $    18.47   $    19.45  $    15.72  $    15.83
============================================== ===========     ==========   ==========   ==========  ==========  ==========
Total Return..................................      (3.89)%(D)      (5.58)%      (0.97)%      27.90%       2.98%      (8.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $6,720,269      $6,795,481   $6,991,214   $6,522,355  $5,480,888  $5,287,323
Ratio of Expenses to Average Net Assets(B)....       0.43%(E)        0.43%        0.43%        0.43%       0.45%       0.45%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and fees paid
 indirectly)..................................       0.63%(E)        0.49%        0.43%        0.43%       0.45%       0.45%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.12%(E)        3.10%        4.29%        3.00%       3.54%       3.26%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                    U.S. Large Company Portfolio
                                                             --------------------------------------------------------------
                                                              Six Months       Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                               April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2016          2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period........................ $    16.42     $    15.94  $    13.87  $    11.15  $     9.90
                                                             ----------     ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.18           0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.10)          0.47        2.07        2.71        1.25
                                                             ----------     ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.08           0.80        2.36        2.98        1.47
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.21)         (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains.........................................      (0.14)            --          --          --          --
                                                             ----------     ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.35)         (0.32)      (0.29)      (0.26)      (0.22)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    16.15     $    16.42  $    15.94  $    13.87  $    11.15
===========================================================  ===========    ==========  ==========  ==========  ==========
Total Return................................................       0.46%(D)       5.09%      17.17%      27.10%      15.02%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $6,039,067     $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets.....................       0.08%(E)       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%(E)       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net Assets........       2.27%(E)       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate.....................................          6%(D)          2%          3%          3%          4%
----------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                Year
                                                               Ended
                                                              Oct. 31,
                                                                2011
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $     9.34
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.19
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.56
                                                             ----------
   Total from Investment Operations.........................       0.75
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.19)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.19)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     9.90
===========================================================  ==========
Total Return................................................       8.09%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $3,762,013
Ratio of Expenses to Average Net Assets.....................       0.10%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.95%
Portfolio Turnover Rate.....................................          4%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned 74% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      Previously
                                                      Recovery       Waived Fees/
                                        Expense    of Previously   Expenses Assumed
                                       Limitation   Waived Fees/   Subject to Future
Institutional Class Shares               Amount   Expenses Assumed     Recovery
--------------------------             ---------- ---------------- -----------------
DFA International Value Portfolio (1).    0.40%          --                --
U.S. Large Company Portfolio (2)......    0.08%          --              $977
Class R2 Shares
---------------
DFA International Value Portfolio (1).    0.79%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $228
                    U.S. Large Company Portfolio......  279

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2016, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $664,149  $376,387

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $     4        $(1,585)       $  1,581
U.S. Large Company Portfolio......      80,800         (5,141)        (75,659)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2014..............................    $295,405         --       $295,405
    2015..............................     211,038         --        211,038
    U.S. Large Company Portfolio
    2014..............................     102,736         --        102,736
    2015..............................     110,940         --        110,940

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
       U.S. Large Company Portfolio.     $5,141        $7,248     $12,389

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $34,362             --      $(303,109)    $  (26,271)   $ (295,018)
U.S. Large Company Portfolio......     10,909        $47,851             --      2,719,734     2,778,494

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                          ----------------------
                                                   2016           TOTAL
                                          ---------------------- --------
       DFA International Value Portfolio.        $303,109        $303,109
       U.S. Large Company Portfolio......              --              --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                  DFA International Value Portfolio. $182,318
                  U.S. Large Company Portfolio......  109,001

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $6,936,263          --   $(204,603)    $ (204,603)
U.S. Large Company Portfolio......  3,638,439  $2,822,229     (91,950)     2,730,279

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2016         OCT. 31, 2015
                                                       --------------------  --------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,729      113  $     3,876      214
 Shares Issued in Lieu of Cash Distributions..........         149       10          293       16
 Shares Redeemed......................................      (1,014)     (66)      (4,082)    (221)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $       864       57  $        87        9
                                                       ===========  =======  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,330,388   87,907  $ 1,873,843  105,425
 Shares Issued in Lieu of Cash Distributions..........      82,033    5,199      204,246   11,301
 Shares Redeemed......................................  (1,169,310) (75,936)  (1,694,664) (93,619)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   243,111   17,170  $   383,425   23,107
                                                       ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. Futures Contracts: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the six months ended April 30, 2016:

  DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
  ---------------   --------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                      Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $(5,798)           $(5,798)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION)
                                                ON DERIVATIVES
                                              ----------------------------------
                                                                 EQUITY
                                               TOTAL            CONTRACTS
                                                  -------       ---------
               U.S. Large Company Portfolio*. $  (258)           $  (258)

* During the six months ended April 30, 2016, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $25,696 (in thousands).

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.06%       $44,297         22        $30       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2016.

J. SECURITIES LENDING:

   As of April 30, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, U.S. Large Company Portfolio received non-cash collateral consisting of short and/or long term U.S. government securities and U.S. Agency Backed Securities with a market value of $290,135 (amounts in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Bonds.......................... $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Total Borrowings................ $310,941,247     --         --         --    $310,941,247
                                 ------------     --         --         --    ------------
Gross amount of recognized liabilities for securities lending transactions... $310,941,247
                                                                              ============

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      3             92%
DFA International Value Portfolio -- Institutional Class Shares.      3             71%
U.S. Large Company Portfolio....................................      4             76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return                  $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,008.10    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Asia Pacific Small Company Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,094.70    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The United Kingdom Small Company Series
---------------------------------------
Actual Fund Return...................... $1,000.00 $  952.10    0.12%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Continental Small Company Series
------------------------------------
Actual Fund Return...................... $1,000.00 $1,042.40    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

The Canadian Small Company Series
---------------------------------
Actual Fund Return...................... $1,000.00 $1,202.90    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.27    0.12%    $0.60

The Emerging Markets Series
---------------------------
Actual Fund Return...................... $1,000.00 $1,018.90    0.16%    $0.80
Hypothetical 5% Annual Return........... $1,000.00 $1,024.07    0.16%    $0.81

The Emerging Markets Small Cap Series
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,048.20    0.27%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.52    0.27%    $1.36

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  20.5%
              Consumer Staples.............................  10.3%
              Energy.......................................   1.0%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  28.4%
              Information Technology.......................  11.8%
              Materials....................................  11.7%
              Utilities....................................   0.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     The Asia Pacific Small Company Series
              Consumer Discretionary.......................  27.0%
              Consumer Staples.............................   5.6%
              Energy.......................................   2.5%
              Financials...................................  16.3%
              Health Care..................................   7.8%
              Industrials..................................  15.0%
              Information Technology.......................   5.4%
              Materials....................................  13.5%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                    The United Kingdom Small Company Series
              Consumer Discretionary.......................  23.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   4.6%
              Financials...................................  15.7%
              Health Care..................................   3.0%
              Industrials..................................  25.8%
              Information Technology.......................   9.7%
              Materials....................................   7.9%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                     The Continental Small Company Series
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   6.0%
              Energy.......................................   2.7%
              Financials...................................  18.2%
              Health Care..................................   9.5%
              Industrials..................................  26.9%
              Information Technology.......................   8.9%
              Materials....................................  10.4%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                       The Canadian Small Company Series
              Consumer Discretionary.......................   9.3%
              Consumer Staples.............................   4.2%
              Energy.......................................  21.0%
              Financials...................................   8.8%
              Health Care..................................   1.6%
              Industrials..................................  12.7%
              Information Technology.......................   4.2%
              Materials....................................  30.0%
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.6%
              Utilities....................................   7.5%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................  10.1%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.3%
              Financials...................................  25.4%
              Health Care..................................   3.1%
              Industrials..................................   7.9%
              Information Technology.......................  18.0%
              Materials....................................   8.4%
              Telecommunication Services...................   6.3%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     The Emerging Markets Small Cap Series
              Consumer Discretionary.......................  17.0%
              Consumer Staples.............................   8.5%
              Energy.......................................   1.5%
              Financials...................................  16.2%
              Health Care..................................   6.4%
              Industrials..................................  15.7%
              Information Technology.......................  14.5%
              Materials....................................  13.9%
              Telecommunication Services...................   1.0%
              Utilities....................................   5.3%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----
AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----
BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----
CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----
FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----
FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----
GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----
HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----
IRELAND -- (0.3%)
    Other Securities............................             25,545,280            0.3%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
ISRAEL -- (0.3%)
    Other Securities......................            $   33,961,734            0.4%
                                                      --------------           -----
ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----
JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----
NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----
NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----
NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----
PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----
SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----
SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN                                              279,204,868            3.0%
                                                      --------------           -----
SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----
SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%
    Zurich Insurance Group AG.............    343,651     77,109,860            0.8%
    Other Securities......................               276,633,468            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               779,266,583            8.5%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571 $   50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (18.4%)
    Aoyama Trading Co., Ltd.....................   304,000 $ 11,334,508            0.4%
#   Autobacs Seven Co., Ltd.....................   398,500    6,875,441            0.3%
    Calsonic Kansei Corp........................ 1,015,000    6,932,572            0.3%
#   Daiichikosho Co., Ltd.......................   189,100    7,927,406            0.3%
#   Nifco, Inc..................................   287,200   13,709,068            0.5%
    Seria Co., Ltd..............................   118,300    6,954,448            0.3%
    Shimachu Co., Ltd...........................   297,200    6,916,991            0.3%
#   Wacoal Holdings Corp........................   675,000    8,138,686            0.3%
    Zensho Holdings Co., Ltd....................   604,300    7,683,585            0.3%
    Other Securities............................            453,974,021           17.3%
                                                           ------------           -----
Total Consumer Discretionary....................            530,446,726           20.3%
                                                           ------------           -----
Consumer Staples -- (9.2%)
    Nichirei Corp............................... 1,501,000   13,065,011            0.5%
    Nippon Suisan Kaisha, Ltd................... 1,480,200    8,181,294            0.3%
#   Sapporo Holdings, Ltd....................... 1,981,000   10,696,831            0.4%
    Takara Holdings, Inc........................   980,300    8,342,244            0.3%
    UNY Group Holdings Co., Ltd................. 1,468,300   10,715,245            0.4%
    Other Securities............................            214,258,606            8.2%
                                                           ------------           -----
Total Consumer Staples..........................            265,259,231           10.1%
                                                           ------------           -----
Energy -- (0.9%)
    Other Securities............................             25,049,413            1.0%
                                                           ------------           -----
Financials -- (9.9%)
    Daishi Bank, Ltd. (The)..................... 2,003,000    6,943,108            0.3%
    Leopalace21 Corp............................ 1,960,700   11,765,227            0.5%
    Nihon M&A Center, Inc.......................   198,100   11,408,571            0.4%
    Relo Holdings, Inc..........................    62,900    8,042,680            0.3%
    Other Securities............................            246,208,107            9.4%
                                                           ------------           -----
Total Financials................................            284,367,693           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
    Rohto Pharmaceutical Co., Ltd...............   499,200    8,497,111            0.3%
    Ship Healthcare Holdings, Inc...............   279,700    6,902,548            0.3%
#   Toho Holdings Co., Ltd......................   321,000    7,426,341            0.3%
    Tsumura & Co................................   348,700    8,973,039            0.3%
    Other Securities............................             89,493,095            3.4%
                                                           ------------           -----
Total Health Care...............................            121,292,134            4.6%
                                                           ------------           -----
Industrials -- (25.4%)
    Aica Kogyo Co., Ltd.........................   314,300    7,013,767            0.3%
    Daifuku Co., Ltd............................   579,400   10,362,482            0.4%
    Fujikura, Ltd............................... 1,935,000    9,379,448            0.4%
    Furukawa Electric Co., Ltd.................. 4,628,000   11,330,847            0.4%
    Glory, Ltd..................................   268,900    8,806,815            0.3%
    Japan Steel Works, Ltd. (The)............... 1,992,000    7,717,303            0.3%
    Kokuyo Co., Ltd.............................   525,125    6,879,869            0.3%
    Maeda Road Construction Co., Ltd............   387,000    7,050,484            0.3%
#   Mitsui Engineering & Shipbuilding Co., Ltd.. 5,109,000    7,889,678            0.3%
    Nishi-Nippon Railroad Co., Ltd.............. 1,196,000    7,294,877            0.3%
    Nishimatsu Construction Co., Ltd............ 1,794,000    7,834,166            0.3%
    Nisshinbo Holdings, Inc.....................   870,500    9,478,429            0.4%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      Percentage
                                            Shares      Value++     of Net Assets**
                                            ------      -------     ---------------
Industrials -- (Continued)
#     OSG Corp...........................    444,300 $    8,256,700            0.3%
#     Penta-Ocean Construction Co., Ltd..  1,684,400      7,585,378            0.3%
      Pilot Corp.........................    188,800      7,483,444            0.3%
      Sankyu, Inc........................  1,540,000      7,157,381            0.3%
      Sanwa Holdings Corp................  1,232,600      9,563,641            0.4%
      Other Securities...................               592,637,548           22.5%
                                                     --------------          ------
Total Industrials........................               733,722,257           28.1%
                                                     --------------          ------
Information Technology -- (10.5%)
      Ai Holdings Corp...................    247,200      7,063,817            0.3%
#     Horiba, Ltd........................    212,650      8,026,275            0.3%
#     IT Holdings Corp...................    505,101     11,936,378            0.5%
      SCREEN Holdings Co., Ltd...........  1,006,000      7,761,522            0.3%
      Ulvac, Inc.........................    252,600      7,745,140            0.3%
      Other Securities...................               261,438,937            9.9%
                                                     --------------          ------
Total Information Technology.............               303,972,069           11.6%
                                                     --------------          ------
Materials -- (10.5%)
      ADEKA Corp.........................    523,000      7,334,470            0.3%
      Denka Co., Ltd.....................  1,753,000      7,379,361            0.3%
#     Nisshin Steel Co., Ltd.............    582,592      7,799,338            0.3%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,748,116            0.4%
      Toyobo Co., Ltd....................  5,688,000      9,665,934            0.4%
      Ube Industries, Ltd................  5,257,000      9,984,558            0.4%
      Other Securities...................               249,896,427            9.5%
                                                     --------------          ------
Total Materials..........................               302,808,204           11.6%
                                                     --------------          ------
Telecommunication Services -- (0.0%).....
      Other Securities...................                 1,224,066            0.0%
                                                     --------------          ------
Utilities -- (0.6%)
      Other Securities...................                16,040,716            0.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,584,182,509           98.8%
                                                     --------------          ------

SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@  DFA Short Term Investment Fund..... 25,960,482    300,362,781           11.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,713,498,459)................              $2,884,545,290          110.3%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary......         -- $  530,446,726   --    $  530,446,726
  Consumer Staples............ $6,743,646    258,515,585   --       265,259,231
  Energy......................         --     25,049,413   --        25,049,413
  Financials..................  1,313,887    283,053,806   --       284,367,693
  Health Care.................         --    121,292,134   --       121,292,134
  Industrials.................         --    733,722,257   --       733,722,257
  Information Technology......         --    303,972,069   --       303,972,069
  Materials...................         --    302,808,204   --       302,808,204
  Telecommunication Services..         --      1,224,066   --         1,224,066
  Utilities...................         --     16,040,716   --        16,040,716
Securities Lending Collateral.         --    300,362,781   --       300,362,781
                               ---------- --------------   --    --------------
TOTAL......................... $8,057,533 $2,876,487,757   --    $2,884,545,290
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)


                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -------    ---------------
COMMON STOCKS -- (82.6%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd...............  3,668,074 $ 14,349,269            1.0%
#   Alumina, Ltd.........................  8,122,355    9,171,857            0.7%
    Ansell, Ltd..........................    542,529    8,188,517            0.6%
    Beach Energy, Ltd.................... 13,448,071    7,468,464            0.5%
#   Blackmores, Ltd......................     81,784    9,959,777            0.7%
    BlueScope Steel, Ltd.................  2,315,186   11,303,541            0.8%
    Boral, Ltd...........................  2,013,642    9,800,669            0.7%
#   carsales.com, Ltd....................  1,702,940   15,168,334            1.1%
    Challenger, Ltd......................  1,370,457    9,270,307            0.7%
    CSR, Ltd.............................  3,350,138    8,649,885            0.6%
#   Domino's Pizza Enterprises, Ltd......    286,872   13,436,083            1.0%
    Downer EDI, Ltd......................  2,910,872    8,172,322            0.6%
    DuluxGroup, Ltd......................  3,101,823   15,022,680            1.1%
    Fairfax Media, Ltd................... 14,257,034    8,569,306            0.6%
#   GrainCorp, Ltd. Class A..............  1,251,687    7,758,802            0.6%
    Healthscope, Ltd.....................  3,182,159    6,553,638            0.5%
#   InvoCare, Ltd........................    901,024    8,364,885            0.6%
#   IOOF Holdings, Ltd...................  1,900,338   12,851,732            0.9%
#   IRESS, Ltd...........................  1,073,207    9,450,773            0.7%
#   JB Hi-Fi, Ltd........................    836,109   13,909,715            1.0%
    Magellan Financial Group, Ltd........    466,192    7,562,455            0.6%
#   Mineral Resources, Ltd...............  1,168,088    6,539,330            0.5%
    nib holdings, Ltd....................  2,713,689    9,384,435            0.7%
#   Northern Star Resources, Ltd.........  4,806,957   14,297,307            1.0%
    OZ Minerals, Ltd.....................  2,198,276    9,759,508            0.7%
#   Perpetual, Ltd.......................    356,426   11,523,064            0.8%
    Premier Investments, Ltd.............    556,867    6,692,242            0.5%
#   Primary Health Care, Ltd.............  3,292,878    8,645,585            0.6%
#   Sims Metal Management, Ltd...........  1,382,214    9,884,710            0.7%
    Sirtex Medical, Ltd..................    412,322    9,275,003            0.7%
#   Spark Infrastructure Group........... 11,913,246   18,677,981            1.4%
    Star Entertainment Grp, Ltd. (The)...  4,207,608   17,966,372            1.3%
#   Super Retail Group, Ltd..............  1,280,749    8,192,260            0.6%
    Tabcorp Holdings, Ltd................  3,586,818   12,030,842            0.9%
    Treasury Wine Estates, Ltd...........  1,165,441    8,206,160            0.6%
#   Vocus Communications, Ltd............  3,781,701   24,698,629            1.8%
    Other Securities.....................             348,162,660           25.0%
                                                     ------------           -----
TOTAL AUSTRALIA..........................             738,919,099           53.4%
                                                     ------------           -----

CHINA -- (0.1%)
    Other Securities.....................               1,460,263            0.1%
                                                     ------------           -----

HONG KONG -- (20.6%)
    Dah Sing Financial Holdings, Ltd.....  1,184,544    8,094,912            0.6%
#*  Esprit Holdings, Ltd................. 13,802,950   12,075,796            0.9%
    Hopewell Holdings, Ltd...............  2,920,000    9,835,186            0.7%
    Man Wah Holdings, Ltd................  5,694,800    6,641,226            0.5%
    Vitasoy International Holdings, Ltd..  4,703,000    8,792,048            0.6%
    Xinyi Glass Holdings, Ltd............ 16,280,000   11,047,781            0.8%
    Other Securities.....................             285,766,613           20.6%
                                                     ------------           -----
TOTAL HONG KONG..........................             342,253,562           24.7%
                                                     ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
NEW ZEALAND -- (9.1%)
#     Contact Energy, Ltd....................  1,951,396 $    6,923,739            0.5%
#     Fisher & Paykel Healthcare Corp., Ltd..  4,200,605     26,808,812            1.9%
      Infratil, Ltd..........................  3,201,309      7,237,302            0.5%
#     Port of Tauranga, Ltd..................    515,305      6,732,318            0.5%
#     Ryman Healthcare, Ltd..................  2,338,582     14,577,975            1.1%
#     SKY Network Television, Ltd............  2,080,268      7,721,597            0.6%
#     SKYCITY Entertainment Group, Ltd.......  4,581,664     15,630,966            1.1%
      Other Securities.......................                66,361,528            4.8%
                                                         --------------          ------
TOTAL NEW ZEALAND............................               151,994,237           11.0%
                                                         --------------          ------

SINGAPORE -- (8.5%)
      Venture Corp., Ltd.....................  1,654,300     10,287,442            0.8%
      Other Securities.......................               131,809,961            9.5%
                                                         --------------          ------
TOTAL SINGAPORE..............................               142,097,403           10.3%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,376,724,564           99.5%
                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.......................                       927            0.0%
                                                         --------------          ------
HONG KONG -- (0.0%)
      Other Securities.......................                    40,204            0.0%
                                                         --------------          ------
SINGAPORE -- (0.0%)
      Other Securities.......................                   121,910            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................                   163,041            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,376,887,605
                                                         --------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund......... 25,081,467    290,192,573           21.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,765,062,043)....................              $1,667,080,178          120.5%
                                                         ==============          ======

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -----------------------------------------------
                               Level 1      Level 2     Level 3      Total
                               -------- --------------  ------- --------------
Common Stocks
  Australia................... $     63 $  738,919,036    --    $  738,919,099
  China.......................       --      1,460,263    --         1,460,263
  Hong Kong...................  872,561    341,381,001    --       342,253,562
  New Zealand.................       --    151,994,237    --       151,994,237
  Singapore...................       --    142,097,403    --       142,097,403
Rights/Warrants
  Australia...................       --            927    --               927
  Hong Kong...................       --         40,204    --            40,204
  Singapore...................       --        121,910    --           121,910
Securities Lending Collateral.       --    290,192,573    --       290,192,573
Forward Currency Contracts**..       --           (415)   --              (415)
                               -------- --------------    --    --------------
TOTAL......................... $872,624 $1,666,207,139    --    $1,667,079,763
                               ======== ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (97.2%)
 Consumer Discretionary -- (23.0%)
     Bellway P.L.C.....................   634,613 $ 22,723,742            1.3%
     Berkeley Group Holdings P.L.C.....   350,391   15,354,310            0.9%
     Daily Mail & General Trust P.L.C.. 1,271,481   12,991,119            0.7%
     Domino's Pizza Group P.L.C........   845,611   11,368,947            0.6%
     Greene King P.L.C................. 1,786,209   21,377,373            1.2%
     Inchcape P.L.C.................... 2,190,976   21,732,306            1.2%
     Informa P.L.C..................... 3,309,192   31,703,441            1.8%
     Paddy Power Betfair P.L.C.........    87,973   11,770,611            0.7%
     UBM P.L.C......................... 2,115,221   17,623,332            1.0%
     WH Smith P.L.C....................   680,498   16,670,851            0.9%
     William Hill P.L.C................ 4,105,574   18,796,616            1.0%
     Other Securities..................            219,385,728           12.1%
                                                  ------------           -----
 Total Consumer Discretionary..........            421,498,376           23.4%
                                                  ------------           -----

 Consumer Staples -- (5.6%)
     Booker Group P.L.C................ 7,505,064   17,796,981            1.0%
     Britvic P.L.C..................... 1,120,971   11,548,616            0.6%
     Tate & Lyle P.L.C................. 2,291,490   19,728,657            1.1%
     Other Securities..................             53,907,264            3.0%
                                                  ------------           -----
 Total Consumer Staples................            102,981,518            5.7%
                                                  ------------           -----

 Energy -- (4.5%)
     Amec Foster Wheeler P.L.C......... 1,933,881   14,013,409            0.8%
     John Wood Group P.L.C............. 1,820,460   16,653,701            0.9%
     Petrofac, Ltd..................... 1,141,776   14,146,026            0.8%
     Other Securities..................             37,373,223            2.1%
                                                  ------------           -----
 Total Energy..........................             82,186,359            4.6%
                                                  ------------           -----

 Financials -- (15.2%)
     Beazley P.L.C..................... 2,740,810   13,063,536            0.7%
     Close Brothers Group P.L.C........   722,784   12,818,372            0.7%
     Henderson Group P.L.C............. 5,474,341   20,493,952            1.1%
     Hiscox, Ltd....................... 1,480,745   19,517,311            1.1%
     ICAP P.L.C........................ 2,606,844   17,871,842            1.0%
     IG Group Holdings P.L.C........... 1,792,534   20,280,929            1.1%
     Jupiter Fund Management P.L.C..... 1,855,025   11,435,970            0.6%
     Man Group P.L.C................... 7,936,721   17,166,966            1.0%
     Phoenix Group Holdings............ 1,073,440   13,506,771            0.8%
     UNITE Group P.L.C. (The).......... 1,189,599   11,000,266            0.6%
     Other Securities..................            122,241,003            6.8%
                                                  ------------           -----
 Total Financials......................            279,396,918           15.5%
                                                  ------------           -----

 Health Care -- (2.9%)
 #*  BTG P.L.C......................... 1,430,962   12,406,159            0.7%
     Other Securities..................             40,798,641            2.3%
                                                  ------------           -----
 Total Health Care.....................             53,204,800            3.0%
                                                  ------------           -----

 Industrials -- (25.0%)
 *   Balfour Beatty P.L.C.............. 3,549,781   12,403,455            0.7%
     BBA Aviation P.L.C................ 5,623,297   16,465,969            0.9%
     Berendsen P.L.C...................   823,219   14,223,318            0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                          Percentage
                                                Shares      Value++     of Net Assets**
                                                ------      -------     ---------------
Industrials -- (Continued)
      Cobham P.L.C...........................  5,276,532 $   11,904,933            0.7%
      DCC P.L.C..............................    151,417     13,429,949            0.7%
      Hays P.L.C.............................  6,566,676     12,320,222            0.7%
      Howden Joinery Group P.L.C.............  3,165,528     22,898,154            1.3%
      IMI P.L.C..............................    973,182     13,317,848            0.7%
      Regus P.L.C............................  3,349,423     14,331,210            0.8%
      Rentokil Initial P.L.C.................  8,861,710     22,836,352            1.3%
      Spirax-Sarco Engineering P.L.C.........    355,118     17,742,816            1.0%
      Other Securities.......................               287,372,868           15.9%
                                                         --------------          ------
Total Industrials............................               459,247,094           25.5%
                                                         --------------          ------

Information Technology -- (9.5%)
      Halma P.L.C............................  1,951,180     25,464,562            1.4%
      Micro Focus International P.L.C........    637,349     14,255,898            0.8%
      Playtech P.L.C.........................    960,141     11,306,981            0.6%
      Rightmove P.L.C........................    477,301     26,974,776            1.5%
      Spectris P.L.C.........................    573,376     15,297,327            0.9%
      Other Securities.......................                80,531,285            4.5%
                                                         --------------          ------
Total Information Technology.................               173,830,829            9.7%
                                                         --------------          ------

Materials -- (7.7%)
      Croda International P.L.C..............    335,389     14,774,736            0.8%
      DS Smith P.L.C.........................  4,938,232     27,541,954            1.5%
      Essentra P.L.C.........................  1,251,793     14,887,331            0.8%
      RPC Group P.L.C........................  1,506,799     16,079,536            0.9%
      Other Securities.......................                68,297,373            3.9%
                                                         --------------          ------
Total Materials..............................               141,580,930            7.9%
                                                         --------------          ------

Telecommunication Services -- (1.9%)
      Cable & Wireless Communications P.L.C.. 17,713,479     19,097,936            1.0%
      Other Securities.......................                14,840,495            0.9%
                                                         --------------          ------
Total Telecommunication Services.............                33,938,431            1.9%
                                                         --------------          ------

Utilities -- (1.9%)
      Pennon Group P.L.C.....................  1,817,348     21,597,022            1.2%
      Other Securities.......................                13,364,107            0.8%
                                                         --------------          ------
Total Utilities..............................                34,961,129            2.0%
                                                         --------------          ------
TOTAL COMMON STOCKS..........................             1,782,826,384           99.2%
                                                         --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.......................                    15,091            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................             1,782,841,475
                                                         --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.........  4,423,370     51,178,392            2.8%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,541,981,444)....................              $1,834,019,867          102.0%
                                                         ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                ----------------------------------------------
                                Level 1     Level 2     Level 3     Total
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary......       -- $  421,498,376   --    $  421,498,376
   Consumer Staples............       --    102,981,518   --       102,981,518
   Energy......................       --     82,186,359   --        82,186,359
   Financials..................       --    279,396,918   --       279,396,918
   Health Care.................       --     53,204,800   --        53,204,800
   Industrials.................       --    459,247,094   --       459,247,094
   Information Technology......       --    173,830,829   --       173,830,829
   Materials...................       --    141,580,930   --       141,580,930
   Telecommunication Services..       --     33,938,431   --        33,938,431
   Utilities................... $233,991     34,727,138   --        34,961,129
 Preferred Stocks..............       --         15,091   --            15,091
 Securities Lending Collateral.       --     51,178,392   --        51,178,392
                                -------- --------------   --    --------------
 TOTAL......................... $233,991 $1,833,785,876   --    $1,834,019,867
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                             Percentage
                                     Shares     Value++    of Net Assets**
                                     ------     -------    ---------------
     COMMON STOCKS -- (86.7%)
     AUSTRIA -- (2.8%)
         Other Securities..........           $127,101,646            3.1%
                                              ------------           -----

     BELGIUM -- (3.8%)
         Ackermans & van Haaren NV.   134,383   17,517,650            0.4%
     #   Umicore SA................   434,045   21,667,333            0.5%
         Other Securities..........            134,210,715            3.4%
                                              ------------           -----
     TOTAL BELGIUM.................            173,395,698            4.3%
                                              ------------           -----

     DENMARK -- (4.3%)
     #*  Genmab A.S................   217,338   32,246,608            0.8%
         GN Store Nord A.S.........   826,732   16,268,578            0.4%
         Other Securities..........            150,945,700            3.7%
                                              ------------           -----
     TOTAL DENMARK.................            199,460,886            4.9%
                                              ------------           -----

     FINLAND -- (5.6%)
         Amer Sports Oyj...........   641,324   18,985,674            0.5%
         Elisa Oyj.................   734,075   27,448,502            0.7%
     #   Huhtamaki Oyj.............   467,536   18,390,549            0.5%
         Nokian Renkaat Oyj........   623,433   23,027,091            0.6%
         Orion Oyj Class B.........   420,544   14,687,385            0.4%
         Other Securities..........            155,329,331            3.7%
                                              ------------           -----
     TOTAL FINLAND.................            257,868,532            6.4%
                                              ------------           -----

     FRANCE -- (11.5%)
         Arkema SA.................   300,862   24,013,744            0.6%
     #   Edenred...................   843,271   16,634,039            0.4%
         Eiffage SA................   229,296   18,241,039            0.5%
         Eurofins Scientific SE....    47,119   17,482,363            0.4%
         Lagardere SCA.............   619,304   16,434,996            0.4%
         Rexel SA.................. 1,044,821   15,842,176            0.4%
         Rubis SCA.................   195,671   15,285,650            0.4%
         Teleperformance...........   348,982   31,346,308            0.8%
     *   UBISOFT Entertainment.....   521,852   15,146,787            0.4%
         Other Securities..........            357,174,028            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            527,601,130           13.1%
                                              ------------           -----

     GERMANY -- (14.3%)
         Aareal Bank AG............   409,233   14,568,747            0.4%
         DMG Mori AG...............   308,295   14,779,471            0.4%
     #   Freenet AG................   652,809   19,983,370            0.5%
         Gerresheimer AG...........   201,267   15,010,802            0.4%
     #   K+S AG....................   636,597   15,889,634            0.4%
         Lanxess AG................   467,967   24,507,252            0.6%
         LEG Immobilien AG.........   289,571   26,861,807            0.7%
     #   MTU Aero Engines AG.......   247,538   23,403,930            0.6%
         Osram Licht AG............   343,036   17,912,967            0.5%
     *   QIAGEN NV.................   780,158   17,546,244            0.4%
         Rheinmetall AG............   223,411   17,503,624            0.4%
         Other Securities..........            448,923,800           11.0%
                                              ------------           -----
     TOTAL GERMANY.................            656,891,648           16.3%
                                              ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                Percentage
                                                      Shares      Value++     of Net Assets**
                                                      ------      -------     ---------------
GREECE -- (0.0%)
    Other Securities...............................            $          773            0.0%
                                                               --------------           -----

IRELAND -- (1.7%)
    Kingspan Group P.L.C...........................    580,389     15,295,504            0.4%
    Paddy Power Betfair P.L.C......................    142,584     19,162,586            0.5%
    Smurfit Kappa Group P.L.C......................    546,377     14,502,738            0.4%
    Other Securities...............................                27,191,613            0.6%
                                                               --------------           -----
TOTAL IRELAND......................................                76,152,441            1.9%
                                                               --------------           -----

ISRAEL -- (1.6%)
    Other Securities...............................                73,060,433            1.8%
                                                               --------------           -----

ITALY -- (8.5%)
    Azimut Holding SpA.............................    573,550     14,477,174            0.4%
    Banca Popolare dell'Emilia Romagna SC..........  2,548,728     14,944,638            0.4%
    Banca Popolare di Milano Scarl................. 22,383,595     17,034,516            0.4%
    Mediaset SpA...................................  3,479,950     15,721,235            0.4%
    Prysmian SpA...................................    991,595     23,459,993            0.6%
    Other Securities...............................               307,349,867            7.5%
                                                               --------------           -----
TOTAL ITALY........................................               392,987,423            9.7%
                                                               --------------           -----

NETHERLANDS -- (4.8%)
    Aalberts Industries NV.........................    558,677     19,172,991            0.5%
*   TNT Express NV.................................  2,218,089     20,135,316            0.5%
    Other Securities...............................               181,804,137            4.5%
                                                               --------------           -----
TOTAL NETHERLANDS..................................               221,112,444            5.5%
                                                               --------------           -----

NORWAY -- (1.9%)
    Other Securities...............................                88,120,415            2.2%
                                                               --------------           -----

PORTUGAL -- (1.2%)
    Other Securities...............................                54,741,828            1.4%
                                                               --------------           -----

SPAIN -- (5.1%)
#   Distribuidora Internacional de Alimentacion SA.  2,594,077     14,434,384            0.4%
    Gamesa Corp. Tecnologica SA....................  1,266,922     25,019,115            0.6%
    Other Securities...............................               194,048,795            4.8%
                                                               --------------           -----
TOTAL SPAIN........................................               233,502,294            5.8%
                                                               --------------           -----

SWEDEN -- (7.9%)
    Other Securities...............................               365,190,099            9.0%
                                                               --------------           -----

SWITZERLAND -- (11.7%)
    Baloise Holding AG.............................    183,625     22,761,500            0.6%
    Clariant AG....................................    849,328     16,091,854            0.4%
    Flughafen Zuerich AG...........................     22,078     20,282,315            0.5%
    Georg Fischer AG...............................     22,511     18,301,967            0.5%
    Helvetia Holding AG............................     36,269     19,534,116            0.5%
    PSP Swiss Property AG..........................    201,709     19,453,682            0.5%
    Straumann Holding AG...........................     55,594     19,301,424            0.5%
    Swiss Prime Site AG............................    222,234     19,482,424            0.5%
    Temenos Group AG...............................    318,043     16,504,548            0.4%
    Other Securities...............................               369,168,248            9.0%
                                                               --------------           -----
TOTAL SWITZERLAND..................................               540,882,078           13.4%
                                                               --------------           -----
TOTAL COMMON STOCKS................................             3,988,069,768           98.8%
                                                               --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
        Other Securities................            $   28,544,902            0.7%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                28,544,902            0.7%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

FRANCE -- (0.0%)
        Other Securities................                     8,841            0.0%
                                                    --------------          ------

GERMANY -- (0.0%)
        Other Securities................                    19,318            0.0%
                                                    --------------          ------

NORWAY -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SWEDEN -- (0.0%)
        Other Securities................                   236,018            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   264,177            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             4,016,878,847
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.7%)
(S)@    DFA Short Term Investment Fund.. 50,602,726    585,473,541           14.5%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,924,188,407)...............              $4,602,352,388          114.0%
                                                    ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks
  Austria.....................         -- $  127,101,646   --    $  127,101,646
  Belgium.....................         --    173,395,698   --       173,395,698
  Denmark..................... $  671,067    198,789,819   --       199,460,886
  Finland.....................         --    257,868,532   --       257,868,532
  France......................     13,601    527,587,529   --       527,601,130
  Germany.....................         --    656,891,648   --       656,891,648
  Greece......................         --            773   --               773
  Ireland.....................         --     76,152,441   --        76,152,441
  Israel......................         --     73,060,433   --        73,060,433
  Italy.......................         --    392,987,423   --       392,987,423
  Netherlands.................         --    221,112,444   --       221,112,444
  Norway......................    357,420     87,762,995   --        88,120,415
  Portugal....................         --     54,741,828   --        54,741,828
  Spain.......................     39,781    233,462,513   --       233,502,294
  Sweden......................  1,140,473    364,049,626   --       365,190,099
  Switzerland.................  7,433,467    533,448,611   --       540,882,078
Preferred Stocks
  Germany.....................         --     28,544,902   --        28,544,902
Rights/Warrants
  Austria.....................         --             --   --                --
  France......................         --          8,841   --             8,841
  Germany.....................         --         19,318   --            19,318
  Norway......................         --             --   --                --
  Sweden......................         --        236,018   --           236,018
Securities Lending Collateral.         --    585,473,541   --       585,473,541
                               ---------- --------------   --    --------------
TOTAL......................... $9,655,809 $4,592,696,579   --    $4,602,352,388
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                  Percentage
                                          Shares     Value++    of Net Assets**
                                          ------     -------    ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (7.5%)
    Cineplex, Inc.......................   169,535 $  6,700,598            0.9%
#   EnerCare, Inc.......................   438,600    5,558,094            0.7%
#*  IMAX Corp...........................   259,917    8,317,344            1.1%
    RONA, Inc...........................   676,245   12,870,591            1.7%
    Other Securities....................             37,465,014            4.8%
                                                   ------------           -----
Total Consumer Discretionary............             70,911,641            9.2%
                                                   ------------           -----
Consumer Staples -- (3.4%)
    Cott Corp...........................   509,721    6,755,926            0.9%
    North West Co., Inc. (The)..........   242,310    5,386,169            0.7%
    Other Securities....................             20,020,385            2.6%
                                                   ------------           -----
Total Consumer Staples..................             32,162,480            4.2%
                                                   ------------           -----
Energy -- (17.0%)
*   Advantage Oil & Gas, Ltd............ 1,100,531    6,306,542            0.8%
#   Enbridge Income Fund Holdings, Inc..   251,755    5,816,831            0.8%
#   Gibson Energy, Inc..................   411,174    6,111,736            0.8%
#   Mullen Group, Ltd...................   536,825    6,250,907            0.8%
*   Parex Resources, Inc................   586,904    5,879,799            0.8%
    Parkland Fuel Corp..................   414,677    7,908,839            1.0%
    Pason Systems, Inc..................   356,252    5,178,956            0.7%
#   Precision Drilling Corp............. 1,736,481    9,009,716            1.2%
    ShawCor, Ltd........................   233,800    6,316,904            0.8%
#   Whitecap Resources, Inc.............   966,741    7,250,365            1.0%
    Other Securities....................             94,837,364           12.3%
                                                   ------------           -----
Total Energy............................            160,867,959           21.0%
                                                   ------------           -----
Financials -- (7.1%)
#   Canadian Western Bank...............   436,532    9,630,354            1.3%
    Colliers International Group, Inc...   161,848    6,694,757            0.9%
    FirstService Corp...................   150,648    6,769,374            0.9%
#   Home Capital Group, Inc.............   213,780    6,404,710            0.8%
    Laurentian Bank of Canada...........   191,320    7,590,587            1.0%
    Other Securities....................             29,914,592            3.8%
                                                   ------------           -----
Total Financials........................             67,004,374            8.7%
                                                   ------------           -----
Health Care -- (1.3%)
    Other Securities....................             12,218,223            1.6%
                                                   ------------           -----
Industrials -- (10.3%)
    Aecon Group, Inc....................   408,101    5,441,563            0.7%
    New Flyer Industries, Inc...........   254,471    7,498,042            1.0%
#   Russel Metals, Inc..................   350,655    6,243,431            0.8%
#   Stantec, Inc........................   281,329    7,210,919            0.9%
    Toromont Industries, Ltd............   376,225   11,277,455            1.5%
    Transcontinental, Inc. Class A......   359,276    5,646,707            0.7%
    TransForce, Inc.....................   432,009    8,153,322            1.1%
    Other Securities....................             45,632,980            5.9%
                                                   ------------           -----
Total Industrials.......................             97,104,419           12.6%
                                                   ------------           -----
Information Technology -- (3.4%)
    Other Securities....................             32,101,774            4.2%
                                                   ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                   Percentage
                                           Shares     Value++    of Net Assets**
                                           ------     -------    ---------------
Materials -- (24.3%)
      Alamos Gold, Inc. Class A.........  1,545,462 $ 11,147,233            1.5%
#*    B2Gold Corp.......................  5,268,073   11,714,293            1.5%
      Centerra Gold, Inc................    999,634    5,529,178            0.7%
*     Detour Gold Corp..................    291,290    6,247,401            0.8%
      Dominion Diamond Corp.............    487,201    5,595,414            0.7%
#*    First Majestic Silver Corp........    652,877    6,951,813            0.9%
*     Fortuna Silver Mines, Inc.........    876,406    5,608,942            0.7%
      HudBay Minerals, Inc..............  1,398,004    6,974,978            0.9%
*     IAMGOLD Corp......................  2,443,241    8,314,847            1.1%
      Intertape Polymer Group, Inc......    324,227    5,098,429            0.7%
*     New Gold, Inc.....................  2,304,655   10,837,224            1.4%
      OceanaGold Corp...................  2,038,216    7,293,847            1.0%
      Pan American Silver Corp..........    990,673   15,530,834            2.0%
*     SEMAFO, Inc.......................  1,595,446    7,108,108            0.9%
#*    Silver Standard Resources, Inc....    571,298    5,363,745            0.7%
      Stella-Jones, Inc.................    187,800    7,180,016            0.9%
      Tahoe Resources, Inc..............    504,323    7,122,506            0.9%
      Other Securities..................              95,912,658           12.6%
                                                    ------------          ------
Total Materials.........................             229,531,466           29.9%
                                                    ------------          ------
Real Estate Investment Trusts -- (0.1%)
      Other Securities..................                 513,979            0.1%
                                                    ------------          ------
Telecommunication Services -- (0.5%)
      Other Securities..................               4,845,172            0.6%
                                                    ------------          ------
Utilities -- (6.0%)
      Algonquin Power & Utilities Corp..  1,054,815    9,213,973            1.2%
      Capital Power Corp................    523,509    7,414,326            1.0%
#     Innergex Renewable Energy, Inc....    512,927    5,661,942            0.7%
#     Northland Power, Inc..............    536,896    8,904,763            1.1%
#     Superior Plus Corp................    689,743    6,003,023            0.8%
      Other Securities..................              20,046,403            2.7%
                                                    ------------          ------
Total Utilities.........................              57,244,430            7.5%
                                                    ------------          ------
TOTAL COMMON STOCKS.....................             764,505,917           99.6%
                                                    ------------          ------
SECURITIES LENDING COLLATERAL -- (19.1%)
(S)@  DFA Short Term Investment Fund.... 15,623,575  180,764,765           23.5%
                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,175,753,730)...............              $945,270,682          123.1%
                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                 -----------------------------------------------
                                   Level 1       Level 2    Level 3     Total
                                 ------------ ------------  ------- ------------
Common Stocks
  Consumer Discretionary........ $ 70,911,641           --    --    $ 70,911,641
  Consumer Staples..............   32,162,480           --    --      32,162,480
  Energy........................  160,779,904 $     88,055    --     160,867,959
  Financials....................   67,004,374           --    --      67,004,374
  Health Care...................   12,211,004        7,219    --      12,218,223
  Industrials...................   97,104,419           --    --      97,104,419
  Information Technology........   32,101,774           --    --      32,101,774
  Materials.....................  229,529,994        1,472    --     229,531,466
  Real Estate Investment Trusts.      513,979           --    --         513,979
  Telecommunication Services....    4,845,172           --    --       4,845,172
  Utilities.....................   57,244,430           --    --      57,244,430
Securities Lending Collateral...           --  180,764,765    --     180,764,765
Forward Currency Contracts**....           --         (115)   --            (115)
                                 ------------ ------------    --    ------------
TOTAL........................... $764,409,171 $180,861,396    --    $945,270,567
                                 ============ ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA ADR........................................  5,984,451 $ 33,453,081            0.7%
    Cielo SA............................................  1,506,864   14,677,606            0.3%
    Other Securities....................................             197,554,532            4.4%
                                                                    ------------           -----
TOTAL BRAZIL............................................             245,685,219            5.4%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              71,689,780            1.6%
                                                                    ------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 63,274,181   25,619,359            0.6%
    China Construction Bank Corp. Class H............... 69,620,590   44,217,920            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   52,813,599            1.2%
    CNOOC, Ltd. Sponsored ADR...........................    127,716   15,763,986            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   38,136,168            0.8%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   21,693,760            0.5%
    Tencent Holdings, Ltd...............................  4,351,400   88,543,644            2.0%
    Other Securities....................................             351,497,229            7.5%
                                                                    ------------           -----
TOTAL CHINA.............................................             638,285,665           14.0%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,480,378            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,877,220            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,765,624            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................              12,625,172            0.3%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              16,647,353            0.4%
                                                                    ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................  2,058,467   14,584,815            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,879,410            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   15,033,549            0.3%
    Infosys, Ltd........................................  1,886,232   34,259,997            0.8%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,940,294            0.4%
    ITC, Ltd............................................  3,264,295   16,012,953            0.4%
    Reliance Industries, Ltd............................  1,625,226   23,982,462            0.5%
    Sun Pharmaceutical Industries, Ltd..................  1,259,691   15,406,140            0.3%
    Tata Consultancy Services, Ltd......................    720,066   27,544,405            0.6%
    Other Securities....................................             360,415,109            7.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             549,059,134           12.1%
                                                                    ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT............................ 15,447,700   15,245,332            0.3%
    Other Securities....................................             129,329,351            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             144,574,683            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
MALAYSIA -- (4.2%)
    Public Bank Bhd.................................  3,537,614 $ 16,921,955            0.4%
    Tenaga Nasional Bhd.............................  4,375,250   16,072,346            0.4%
    Other Securities................................             163,027,493            3.5%
                                                                ------------           -----
TOTAL MALAYSIA......................................             196,021,794            4.3%
                                                                ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.....................  8,197,783   15,419,102            0.3%
    America Movil S.A.B. de C.V. Series L........... 46,329,297   32,798,740            0.7%
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   16,720,400            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,709,628   26,777,401            0.6%
    Grupo Mexico S.A.B. de C.V. Series B............  6,024,993   15,324,560            0.3%
    Grupo Televisa S.A.B. Series CPO................  3,292,769   19,196,248            0.4%
    Wal-Mart de Mexico S.A.B. de C.V................  7,054,235   17,434,012            0.4%
    Other Securities................................             122,877,443            2.7%
                                                                ------------           -----
TOTAL MEXICO........................................             266,547,906            5.8%
                                                                ------------           -----

PERU -- (0.3%)
    Other Securities................................              13,030,701            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.8%)
    Other Securities................................              84,216,211            1.8%
                                                                ------------           -----

POLAND -- (1.6%)
    Other Securities................................              76,086,626            1.7%
                                                                ------------           -----

RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR.......................  5,279,647   27,432,935            0.6%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   14,618,609            0.3%
    Other Securities................................              47,261,890            1.1%
                                                                ------------           -----
TOTAL RUSSIA........................................              89,313,434            2.0%
                                                                ------------           -----

SOUTH AFRICA -- (8.5%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   26,930,328            0.6%
    Bidvest Group, Ltd. (The).......................    778,465   19,778,039            0.4%
    FirstRand, Ltd..................................  4,730,180   15,203,319            0.3%
    MTN Group, Ltd..................................  2,516,919   26,348,362            0.6%
    Naspers, Ltd. Class N...........................    370,571   50,994,756            1.1%
    Sasol, Ltd. Sponsored ADR.......................    778,314   25,520,916            0.6%
    Standard Bank Group, Ltd........................  1,835,594   16,484,257            0.4%
    Steinhoff International Holdings NV.............  3,126,745   19,559,450            0.4%
    Other Securities................................             199,582,578            4.4%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             400,402,005            8.8%
                                                                ------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co................................    175,874   22,067,187            0.5%
    KT&G Corp.......................................    132,438   14,268,223            0.3%
    NAVER Corp......................................     33,801   20,032,066            0.4%
    Samsung Electronics Co., Ltd....................     97,289  106,028,534            2.3%
    Samsung Electronics Co., Ltd. GDR...............     52,509   28,672,951            0.6%
    SK Hynix, Inc...................................    705,494   17,304,220            0.4%
    Other Securities................................             460,012,485           10.2%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             668,385,666           14.7%
                                                                ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
TAIWAN -- (13.6%)
      Hon Hai Precision Industry Co., Ltd.......... 15,697,867 $   37,393,311            0.8%
      Taiwan Semiconductor Manufacturing Co., Ltd.. 25,188,808    115,726,652            2.6%
      Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR...............................  1,672,158     39,446,207            0.9%
      Other Securities.............................               447,889,847            9.8%
                                                               --------------          ------
TOTAL TAIWAN.......................................               640,456,017           14.1%
                                                               --------------          ------

THAILAND -- (2.7%)
      PTT PCL......................................  1,634,600     14,226,121            0.3%
      Other Securities.............................               111,439,249            2.5%
                                                               --------------          ------
TOTAL THAILAND.....................................               125,665,370            2.8%
                                                               --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................                91,908,213            2.0%
                                                               --------------          ------

UNITED KINGDOM -- (0.1%)
      Other Securities.............................                 6,708,540            0.1%
                                                               --------------          ------
TOTAL COMMON STOCKS................................             4,379,432,711           96.3%
                                                               --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA............................  2,270,614     17,099,339            0.4%
      Itau Unibanco Holding SA.....................  3,924,570     37,508,357            0.8%
      Other Securities.............................                51,121,450            1.2%
                                                               --------------          ------
TOTAL BRAZIL.......................................               105,729,146            2.4%
                                                               --------------          ------

CHILE -- (0.0%)
      Other Securities.............................                   386,855            0.0%
                                                               --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................                 5,509,843            0.1%
                                                               --------------          ------
TOTAL PREFERRED STOCKS.............................               111,625,844            2.5%
                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.............................                       311            0.0%
                                                               --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................                   448,421            0.0%
                                                               --------------          ------
TOTAL RIGHTS/WARRANTS..............................                   448,732            0.0%
                                                               --------------          ------
TOTAL INVESTMENT SECURITIES........................             4,491,507,287
                                                               --------------

                                                                  VALUE+
                                                                  ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 18,338,278    212,173,878            4.7%
                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,038,294,827)..........................              $4,703,681,165          103.5%
                                                               ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  245,685,219             --   --    $  245,685,219
  Chile.......................     33,993,926 $   37,695,854   --        71,689,780
  China.......................    110,692,586    527,593,079   --       638,285,665
  Colombia....................     27,466,666         13,712   --        27,480,378
  Czech Republic..............             --      8,877,220   --         8,877,220
  Egypt.......................             --      5,765,624   --         5,765,624
  Greece......................             --     12,625,172   --        12,625,172
  Hungary.....................             --     16,647,353   --        16,647,353
  India.......................     32,908,215    516,150,919   --       549,059,134
  Indonesia...................      5,255,573    139,319,110   --       144,574,683
  Malaysia....................             --    196,021,794   --       196,021,794
  Mexico......................    266,540,055          7,851   --       266,547,906
  Peru........................     13,030,701             --   --        13,030,701
  Philippines.................      1,846,587     82,369,624   --        84,216,211
  Poland......................             --     76,086,626   --        76,086,626
  Russia......................             --     89,313,434   --        89,313,434
  South Africa................     64,869,481    335,532,524   --       400,402,005
  South Korea.................     22,618,822    645,766,844   --       668,385,666
  Taiwan......................     48,932,991    591,523,026   --       640,456,017
  Thailand....................    125,665,370             --   --       125,665,370
  Turkey......................        797,450     91,110,763   --        91,908,213
  United Kingdom..............      6,708,540             --   --         6,708,540
Preferred Stocks
  Brazil......................    105,725,500          3,646   --       105,729,146
  Chile.......................             --        386,855   --           386,855
  Colombia....................      5,509,843             --   --         5,509,843
Rights/Warrants
  Brazil......................             --            311   --               311
  Thailand....................             --        448,421   --           448,421
Securities Lending Collateral.             --    212,173,878   --       212,173,878
Futures Contracts**...........      1,130,445             --   --         1,130,445
Forward Currency Contracts**..             --            258   --               258
                               -------------- --------------   --    --------------
TOTAL......................... $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                       Percentage
                                                               Shares     Value++    of Net Assets**
                                                               ------     -------    ---------------
COMMON STOCKS -- (86.2%)
BELGIUM -- (0.0%)
    Other Securities........................................            $     61,671            0.0%
                                                                        ------------           -----

BRAZIL -- (7.2%)
    BR Malls Participacoes SA...............................  5,634,717   27,737,373            0.6%
    CETIP SA -- Mercados Organizados........................    945,300   11,604,439            0.2%
    Cia Siderurgica Nacional SA.............................  6,531,808   24,955,428            0.5%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  3,156,434    9,425,479            0.2%
    Duratex SA..............................................  4,137,733    9,420,208            0.2%
    EDP -- Energias do Brasil SA............................  2,848,595   10,601,735            0.2%
    Equatorial Energia SA...................................  2,371,958   29,338,691            0.6%
    Estacio Participacoes SA................................  3,477,890   12,003,360            0.2%
    Localiza Rent a Car SA..................................  1,730,775   16,606,985            0.3%
*   Marfrig Global Foods SA.................................  4,834,229    9,122,380            0.2%
    MRV Engenharia e Participacoes SA.......................  4,019,180   14,046,825            0.3%
    Multiplan Empreendimentos Imobiliarios SA...............    592,100   10,148,810            0.2%
    Odontoprev SA...........................................  3,036,496    9,235,080            0.2%
    Qualicorp SA............................................  2,859,505   12,388,348            0.3%
    Sao Martinho SA.........................................    734,862    9,557,426            0.2%
    Sul America SA..........................................  2,958,965   14,410,891            0.3%
    Totvs SA................................................  1,433,226   11,751,684            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518   10,911,161            0.2%
    Other Securities........................................             163,687,806            3.0%
                                                                        ------------           -----
TOTAL BRAZIL................................................             416,954,109            8.1%
                                                                        ------------           -----

CHILE -- (1.5%)
    E.CL SA.................................................  5,691,360    9,896,384            0.2%
    Parque Arauco SA........................................  7,790,869   15,148,663            0.3%
    Vina Concha y Toro SA...................................  5,560,304    9,325,135            0.2%
    Other Securities........................................              50,647,449            1.0%
                                                                        ------------           -----
TOTAL CHILE.................................................              85,017,631            1.7%
                                                                        ------------           -----

CHINA -- (12.1%)
#   GCL-Poly Energy Holdings, Ltd........................... 71,822,000   10,703,162            0.2%
    Minth Group, Ltd........................................  3,475,000    9,110,644            0.2%
    Shenzhen International Holdings, Ltd....................  6,618,751   10,783,923            0.2%
#   Sunny Optical Technology Group Co., Ltd.................  3,644,000   11,239,024            0.2%
    Other Securities........................................             661,478,729           12.9%
                                                                        ------------           -----
TOTAL CHINA.................................................             703,315,482           13.7%
                                                                        ------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................              10,674,737            0.2%
                                                                        ------------           -----

GREECE -- (0.3%)
    Other Securities........................................              19,037,207            0.4%
                                                                        ------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                 404,787            0.0%
                                                                        ------------           -----

HUNGARY -- (0.0%)
    Other Securities........................................                  72,448            0.0%
                                                                        ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      Percentage
                                                              Shares     Value++    of Net Assets**
                                                              ------     -------    ---------------

INDIA -- (12.0%)
    Havells India, Ltd...................................... 1,992,064 $  9,959,435            0.2%
    Reliance Infrastructure, Ltd............................ 1,132,160    9,163,539            0.2%
    TVS Motor Co., Ltd...................................... 2,128,314   10,230,508            0.2%
    Other Securities........................................            665,169,455           12.9%
                                                                       ------------           -----
TOTAL INDIA.................................................            694,522,937           13.5%
                                                                       ------------           -----

INDONESIA -- (2.7%)
    Other Securities........................................            157,862,832            3.1%
                                                                       ------------           -----

MALAYSIA -- (4.5%)
    Other Securities........................................            258,085,894            5.0%
                                                                       ------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 6,247,966   23,950,116            0.5%
#   Banregio Grupo Financiero S.A.B. de C.V................. 2,323,229   13,949,110            0.3%
    Gentera S.A.B. de C.V................................... 7,403,631   14,691,375            0.3%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 2,374,699   13,769,532            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,192,976   11,264,336            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 2,230,124    9,288,808            0.2%
    Other Securities........................................            132,933,459            2.5%
                                                                       ------------           -----
TOTAL MEXICO................................................            219,846,736            4.3%
                                                                       ------------           -----

PHILIPPINES -- (1.5%)
    Security Bank Corp...................................... 2,789,318   10,101,741            0.2%
    Other Securities........................................             78,828,533            1.5%
                                                                       ------------           -----
TOTAL PHILIPPINES...........................................             88,930,274            1.7%
                                                                       ------------           -----

POLAND -- (1.9%)
    Asseco Poland SA........................................   683,476   10,372,944            0.2%
    Other Securities........................................            102,109,544            2.0%
                                                                       ------------           -----
TOTAL POLAND................................................            112,482,488            2.2%
                                                                       ------------           -----

SOUTH AFRICA -- (6.8%)
    AVI, Ltd................................................ 3,423,460   21,240,907            0.4%
    Barloworld, Ltd......................................... 2,216,736   12,796,839            0.3%
    Clicks Group, Ltd....................................... 2,666,173   19,456,493            0.4%
#   Coronation Fund Managers, Ltd........................... 1,818,975    9,450,577            0.2%
    EOH Holdings, Ltd....................................... 1,117,136   10,876,007            0.2%
    Foschini Group, Ltd. (The).............................. 1,415,093   15,201,788            0.3%
#*  Harmony Gold Mining Co., Ltd. Sponsored ADR............. 2,632,188    9,633,808            0.2%
    JSE, Ltd................................................   892,197   10,351,796            0.2%
#*  Northam Platinum, Ltd................................... 3,640,843   12,413,254            0.2%
#   Pick n Pay Stores, Ltd.................................. 2,069,376   10,735,334            0.2%
*   Sappi, Ltd.............................................. 4,082,585   17,706,447            0.4%
    Sibanye Gold, Ltd....................................... 3,727,720   14,268,550            0.3%
    Spar Group, Ltd. (The).................................. 1,156,299   17,281,868            0.3%
*   Super Group, Ltd........................................ 3,477,779   10,055,717            0.2%
    Other Securities........................................            203,743,323            3.9%
                                                                       ------------           -----
TOTAL SOUTH AFRICA..........................................            395,212,708            7.7%
                                                                       ------------           -----

SOUTH KOREA -- (13.3%)
    Other Securities........................................            768,519,148           15.0%
                                                                       ------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                           ------      -------     ---------------

TAIWAN -- (12.9%)
        Other Securities................            $  747,646,613           14.6%
                                                    --------------          ------

THAILAND -- (3.2%)
        Other Securities................               184,035,711            3.6%
                                                    --------------          ------

TURKEY -- (2.3%)
        Other Securities................               134,492,743            2.6%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             4,997,176,156           97.4%
                                                    --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
        Other Securities................                70,236,378            1.4%
                                                    --------------          ------
CHILE -- (0.1%)
        Other Securities................                 2,434,179            0.1%
                                                    --------------          ------
COLOMBIA -- (0.0%)
        Other Securities................                 1,934,885            0.0%
                                                    --------------          ------
TOTAL PREFERRED STOCKS..................                74,605,442            1.5%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
        Other Securities................                   107,231            0.0%
                                                    --------------          ------

MALAYSIA -- (0.0%)
        Other Securities................                    61,285            0.0%
                                                    --------------          ------

POLAND -- (0.0%)
        Other Securities................                        --            0.0%
                                                    --------------          ------

SOUTH KOREA -- (0.0%)
        Other Securities................                   298,781            0.0%
                                                    --------------          ------

THAILAND -- (0.0%)
        Other Securities................                     9,567            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   476,864            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             5,072,258,462
                                                    --------------

                                                       Value+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@    DFA Short Term Investment Fund.. 62,563,032    723,854,282           14.1%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,944,983,831)...............              $5,796,112,744          113.0%
                                                    ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Belgium.....................           -- $       61,671   --    $       61,671
  Brazil...................... $416,954,109             --   --       416,954,109
  Chile.......................    1,934,719     83,082,912   --        85,017,631
  China.......................    3,662,817    699,652,665   --       703,315,482
  Colombia....................   10,671,549          3,188   --        10,674,737
  Greece......................           --     19,037,207   --        19,037,207
  Hong Kong...................           --        404,787   --           404,787
  Hungary.....................           --         72,448   --            72,448
  India.......................      129,111    694,393,826   --       694,522,937
  Indonesia...................      910,480    156,952,352   --       157,862,832
  Malaysia....................           --    258,085,894   --       258,085,894
  Mexico......................  218,982,457        864,279   --       219,846,736
  Philippines.................           --     88,930,274   --        88,930,274
  Poland......................           --    112,482,488   --       112,482,488
  South Africa................   11,348,321    383,864,387   --       395,212,708
  South Korea.................      804,734    767,714,414   --       768,519,148
  Taiwan......................           --    747,646,613   --       747,646,613
  Thailand....................  183,264,033        771,678   --       184,035,711
  Turkey......................           --    134,492,743   --       134,492,743
Preferred Stocks
  Brazil......................   70,236,378             --   --        70,236,378
  Chile.......................           --      2,434,179   --         2,434,179
  Colombia....................    1,934,885             --   --         1,934,885
Rights/Warrants
  Brazil......................           --        107,231   --           107,231
  Malaysia....................           --         61,285   --            61,285
  Poland......................           --             --   --                --
  South Korea.................           --        298,781   --           298,781
  Thailand....................           --          9,567   --             9,567
Securities Lending Collateral.           --    723,854,282   --       723,854,282
Futures Contracts**...........      743,658             --   --           743,658
                               ------------ --------------   --    --------------
TOTAL......................... $921,577,251 $4,875,279,151   --    $5,796,856,402
                               ============ ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                          The Japanese   The Asia
                                                             The U.S. Large    The DFA       Small     Pacific Small
                                                               Cap Value    International   Company       Company
                                                                Series*     Value Series*   Series*       Series*
                                                             -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,307,178, $648,436,
 $289,787 and $295,754 of securities on loan,
 respectively)..............................................  $19,410,300    $9,070,307    $2,584,183   $1,376,887
Temporary Cash Investments at Value & Cost..................      195,968            --            --           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      681,194       677,034       300,363      290,193
Segregated Cash for Futures Contracts.......................        5,760         2,392            --           --
Foreign Currencies at Value.................................           --        49,325         2,419        3,950
Cash........................................................           --             1         2,061        3,413
Receivables:
  Investment Securities Sold................................       33,856        32,802           666          252
  Dividends, Interest and Tax Reclaims......................       23,979        41,783        27,402        1,464
  Securities Lending Income.................................          238         1,620           442          394
Unrealized Gain on Forward Currency Contracts...............           --             2            --           --
Unrealized Gain on Foreign Currency Contracts...............           --             2            --           --
Prepaid Expenses and Other Assets...........................           19             5             2            1
                                                              -----------    ----------    ----------   ----------
     Total Assets...........................................   20,351,314     9,875,273     2,917,538    1,676,554
                                                              -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      681,194       677,034       300,363      290,193
  Investment Securities Purchased...........................       71,184            --         1,205        3,079
  Due to Advisor............................................        1,580         1,474           214          112
  Line of Credit............................................           --           529            --           --
  Futures Margin Variation..................................          851           316            --           --
Unrealized Loss on Foreign Currency Contracts...............           --             1            --           --
Accrued Expenses and Other Liabilities......................          842           632           228          128
                                                              -----------    ----------    ----------   ----------
     Total Liabilities......................................      755,651       679,986       302,010      293,512
                                                              -----------    ----------    ----------   ----------
NET ASSETS..................................................  $19,595,663    $9,195,287    $2,615,528   $1,383,042
                                                              ===========    ==========    ==========   ==========
Investments at Cost.........................................  $14,067,207    $9,292,312    $2,413,136   $1,474,869
                                                              ===========    ==========    ==========   ==========
Foreign Currencies at Cost..................................  $        --    $   48,728    $    2,348   $    3,964
                                                              ===========    ==========    ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                               The
                                              The United   Continental The Canadian
                                             Kingdom Small    Small       Small                     The Emerging
                                                Company      Company     Company     The Emerging   Markets Small
                                                Series       Series*     Series*    Markets Series*  Cap Series*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $48,413,
 $543,798, $174,750, $324,032 and
 $1,032,206 of securities on loan,
 respectively)..............................  $1,782,842   $4,016,878    $764,506     $4,491,507     $5,072,259
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      51,178      585,474     180,765        212,174        723,854
Segregated Cash for Futures Contracts.......          --           --          --          1,494          1,323
Foreign Currencies at Value.................       1,801        7,192         221         37,502         34,876
Cash........................................       1,493        7,690       4,219         13,810          5,774
Receivables:
  Investment Securities Sold................       2,011        2,904         256             --          5,308
  Dividends, Interest and Tax Reclaims......      12,875        8,889         538          3,812         10,302
  Securities Lending Income.................         202        1,957         271            619          3,434
Unrealized Gain on Foreign Currency
 Contracts..................................          --            4          --             --             --
Prepaid Expenses and Other Assets...........           2            6          --              2              2
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   1,852,404    4,630,994     950,776      4,760,920      5,857,132
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      51,178      585,474     180,765        212,174        723,854
  Investment Securities Purchased...........       2,275        6,086       2,225          1,695            574
  Due to Advisor............................         145          325          57            370            830
  Futures Margin Variation..................          --           --          --            120            107
Accrued Expenses and Other Liabilities......         104          279          46            830            935
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      53,702      592,164     183,093        215,189        726,300
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,798,702   $4,038,830    $767,683     $4,545,731     $5,130,832
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,490,803   $3,338,715    $994,989     $3,826,121     $5,221,130
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    1,806   $    7,134    $    221     $   36,832     $   33,977
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               The Japanese   The Asia
                                                                      The U.S.      The DFA       Small     Pacific Small
                                                                     Large Cap   International   Company       Company
                                                                    Value Series Value Series     Series       Series
                                                                    ------------ ------------- ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5, $13,081, $3,170
   and $555, respectively).........................................  $ 242,607     $ 148,183     $ 28,598     $ 19,302
  Income from Securities Lending...................................      2,235         5,233        2,467        2,531
                                                                     ---------     ---------     --------     --------
     Total Investment Income.......................................    244,842       153,416       31,065       21,833
                                                                     ---------     ---------     --------     --------
Expenses
  Investment Management Fees.......................................      9,096         8,649        1,280          628
  Accounting & Transfer Agent Fees.................................        459           224           67           37
  Custodian Fees...................................................         96           397          179          104
  Shareholders' Reports............................................         23            12            3            2
  Directors'/Trustees' Fees & Expenses.............................         77            37           11            5
  Professional Fees................................................        166            83           23           11
  Other............................................................        256           164           52           26
                                                                     ---------     ---------     --------     --------
     Total Expenses................................................     10,173         9,566        1,615          813
                                                                     ---------     ---------     --------     --------
  Fees Paid Indirectly (Note C)....................................         --           (25)          (1)          (2)
                                                                     ---------     ---------     --------     --------
  Net Expenses.....................................................     10,173         9,541        1,614          811
                                                                     ---------     ---------     --------     --------
  Net Investment Income (Loss).....................................    234,669       143,875       29,451       21,022
                                                                     ---------     ---------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    124,227      (220,143)      27,166      (22,804)
    Futures........................................................      9,023         4,471           --           --
    Foreign Currency Transactions..................................         --         2,418           92          490
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (304,230)     (244,070)     (38,511)     121,330
    Futures........................................................      3,800         1,200           --           --
    Translation of Foreign Currency Denominated Amounts............         --         1,789        1,720           15
                                                                     ---------     ---------     --------     --------
  Net Realized and Unrealized Gain (Loss)..........................   (167,180)     (454,335)      (9,533)      99,031
                                                                     ---------     ---------     --------     --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................  $  67,489     $(310,460)    $ 19,918     $120,053
                                                                     =========     =========     ========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                The United     The
                                                 Kingdom   Continental The Canadian              The Emerging
                                                  Small       Small       Small     The Emerging   Markets
                                                 Company     Company     Company      Markets     Small Cap
                                                  Series     Series       Series       Series       Series
                                                ---------- ----------- ------------ ------------ ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $0, $6,010, $1,224, $4,754 and $3,496,
   respectively)............................... $  45,227   $ 39,234     $  7,423     $ 36,554     $ 41,866
  Interest.....................................        --         --           --            9            1
  Income from Securities Lending...............     1,055      7,301        1,356        3,497       18,462
                                                ---------   --------     --------     --------     --------
     Total Investment Income...................    46,282     46,535        8,779       40,060       60,329
                                                ---------   --------     --------     --------     --------
Expenses
  Investment Management Fees...................       924      1,863          298        2,122        4,700
  Accounting & Transfer Agent Fees.............        49         99           15          112          124
  Custodian Fees...............................        49        257           16        1,021        1,348
  Shareholders' Reports........................         3          4            1            5            6
  Directors'/Trustees' Fees & Expenses.........         8         16            2           18           20
  Professional Fees............................        18         47            6           82           94
  Other........................................        40         69           13           98           99
                                                ---------   --------     --------     --------     --------
     Total Expenses............................     1,091      2,355          351        3,458        6,391
                                                ---------   --------     --------     --------     --------
  Fees Paid Indirectly (Note C)................        --         (7)          --          (12)          (4)
                                                ---------   --------     --------     --------     --------
  Net Expenses.................................     1,091      2,348          351        3,446        6,387
                                                ---------   --------     --------     --------     --------
  Net Investment Income (Loss).................    45,191     44,187        8,428       36,614       53,942
                                                ---------   --------     --------     --------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    63,365     24,453      (16,942)     (77,753)     112,430
    Futures....................................        --        687           --          855        2,718
    Foreign Currency Transactions..............      (373)       (94)          30          871          493
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (212,373)   101,043      136,912      128,466       62,725
    Futures....................................        --         19           --        1,130          744
    Translation of Foreign Currency
     Denominated Amounts.......................       153        180           (2)         192          579
                                                ---------   --------     --------     --------     --------
  Net Realized and Unrealized Gain (Loss)......  (149,228)   126,288      119,998       53,761      179,689
                                                ---------   --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..................... $(104,037)  $170,475     $128,426     $ 90,375     $233,631
                                                =========   ========     ========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The U.S. Large Cap      The DFA International     The Japanese Small
                                                Value Series              Value Series           Company Series
                                          ------------------------  -----------------------  ----------------------
                                          Six Months       Year     Six Months      Year     Six Months     Year
                                             Ended        Ended        Ended       Ended        Ended      Ended
                                           April 30,     Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                             2016          2015        2016         2015        2016        2015
                                          -----------  -----------  ----------- -----------  ----------- ----------
                                          (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   234,669  $   413,724  $  143,875  $   313,826  $   29,451  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........     124,227      858,150    (220,143)     244,684      27,166      69,828
    Futures..............................       9,023          (43)      4,471           --          --          --
    Foreign Currency Transactions........          --           --       2,418       (5,879)         92      (1,869)
    In-Kind Redemptions..................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................    (304,230)  (1,018,426)   (244,070)  (1,034,230)    (38,511)     85,013
    Futures..............................       3,800           --       1,200           --          --          --
    Translation of Foreign Currency
     Denominated Amounts.................          --           --       1,789          654       1,720         382
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................      67,489      253,405    (310,460)    (480,945)     19,918     223,748
                                          -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,111,084    1,769,181     731,108    1,070,207      44,061     102,092
  Withdrawals............................    (676,967)  (1,305,211)   (453,266)    (705,023)    (80,139)   (199,561)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     434,117      463,970     277,842      365,184     (36,078)    (97,469)
                                          -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................     501,606      717,375     (32,618)    (115,761)    (16,160)    126,279
Net Assets
  Beginning of Period....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                          -----------  -----------  ----------  -----------  ----------  ----------
  End of Period.......................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905  $2,615,528  $2,631,688
                                          ===========  ===========  ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The Asia Pacific Small  The United Kingdom Small  The Continental Small
                                               Company Series          Company Series           Company Series
                                           ----------------------  ----------------------   ----------------------
                                           Six Months     Year     Six Months      Year     Six Months     Year
                                              Ended      Ended        Ended       Ended        Ended      Ended
                                            April 30,   Oct. 31,    April 30,    Oct. 31,    April 30,   Oct. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (Unaudited)             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............ $   21,022  $   54,891  $   45,191   $   71,555  $   44,187  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold............    (22,804)    (15,143)     63,365       82,685      24,453     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        490        (913)       (373)         144         (94)     (1,002)
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    121,330    (224,570)   (212,373)        (104)    101,043      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         15         (13)        153           86         180         (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    120,053    (167,721)   (104,037)     196,659     170,475     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
  Transactions in Interest:
    Contributions.........................     54,218     119,899       5,212       12,907     287,707     454,912
    Withdrawals...........................    (19,503)   (177,690)   (186,586)    (121,351)    (73,095)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............     34,715     (57,791)   (181,374)    (108,444)    214,612     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    154,768    (225,512)   (285,411)      88,215     385,087     501,466
Net Assets
  Beginning of Period.....................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,383,042  $1,228,274  $1,798,702   $2,084,113  $4,038,830  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                             The Canadian Small    The Emerging Markets    The Emerging Markets
                                               Company Series             Series             Small Cap Series
                                           ---------------------  ----------------------  ----------------------
                                           Six Months     Year    Six Months     Year     Six Months     Year
                                              Ended      Ended       Ended      Ended        Ended      Ended
                                            April 30,   Oct. 31,   April 30,   Oct. 31,    April 30,   Oct. 31,
                                              2016        2015       2016        2015        2016        2015
                                           ----------- ---------  ----------- ----------  ----------- ----------
                                           (Unaudited)            (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............  $  8,428   $  19,902  $   36,614  $  101,691  $   53,942  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   (16,942)     (9,138)    (77,753)    (99,010)    112,430      49,962
    Futures...............................        --          --         855       2,478       2,718          --
    Foreign Currency Transactions.........        30         149         871      (2,204)        493      (4,548)
    In-Kind Redemptions...................        --       8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................   136,912    (228,267)    128,466    (686,412)     62,725    (693,734)
    Futures...............................        --          --       1,130          --         744          --
    Translation of Foreign Currency
     Denominated Amounts..................        (2)         11         192         (95)        579        (241)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   128,426    (209,301)     90,375    (683,552)    233,631    (514,372)
                                            --------   ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    19,125      20,480     331,066   1,463,845     209,482     792,529
  Withdrawals.............................    (3,000)    (37,476)   (279,265)   (562,189)   (210,588)   (301,288)
                                            --------   ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    16,125     (16,996)     51,801     901,656      (1,106)    491,241
                                            --------   ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................   144,551    (226,297)    142,176     218,104     232,525     (23,131)
Net Assets
  Beginning of Period.....................   623,132     849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                            --------   ---------  ----------  ----------  ----------  ----------
  End of Period...........................  $767,683   $ 623,132  $4,545,731  $4,403,555  $5,130,832  $4,898,307
                                            ========   =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                   The U.S. Large Cap Value Series
                                           ------------------------------------------------------------------------------
                                             Six Months        Year         Year         Year         Year        Year
                                               Ended          Ended        Ended        Ended        Ended       Ended
                                             April 30,       Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                2016           2015         2014         2013         2012        2011
                                           -------------------------------------------------------------------------------
                                           (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
Total Return..............................        0.06%(D)        1.32%       15.67%       35.68%       18.31%       5.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.58%(E)        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate...................           9%(D)          16%          15%          15%          10%         14%
--------------------------------------------------------------------------------------------------------------------------

                                                                 The DFA International Value Series
                                           ----------------------------------------------------------------------------
                                             Six Months        Year         Year        Year        Year         Year
                                               Ended          Ended        Ended       Ended       Ended        Ended
                                             April 30,       Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                2016           2015         2014        2013        2012         2011
                                           ------------------------------------------------------------------------------
                                           (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................      (3.82)%(D)      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets...       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.22%(E)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.33%(E)        3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...................          9%(D)          21%          17%          15%         14%          9%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        The Japanese Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months      Year        Year        Year        Year        Year
                                                        Ended        Ended       Ended       Ended       Ended       Ended
                                                      April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016         2015        2014        2013        2012        2011
                                                    --------------------------------------------------------------------------
                                                    (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       0.81%(D)       9.04%       2.46%      30.62%       0.54%      10.07%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,615,528     $2,631,688  $2,505,409  $2,281,624  $1,686,731  $1,502,815
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%       0.14%       0.15%       0.14%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.30%(E)       1.69%       1.71%       1.87%       2.17%       2.07%
Portfolio Turnover Rate............................          2%(D)          6%          9%         16%          7%          5%
------------------------------------------------------------------------------------------------------------------------------

                                                                       The Asia Pacific Small Company Series
                                                    -------------------------------------------------------------------------
                                                      Six Months       Year         Year        Year        Year        Year
                                                        Ended         Ended        Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015         2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       9.47%(D)     (11.83)%      (3.46)%      10.97%       7.48%    (5.15)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,383,042     $1,228,274   $1,453,786   $1,265,498  $1,003,860  $906,734
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%        0.13%        0.15%       0.16%     0.16%
Ratio of Net Investment Income to Average
 Net Assets........................................       3.35%(E)       4.17%        3.96%        4.64%       4.26%     3.78%
Portfolio Turnover Rate............................          3%(D)          7%           7%           9%         18%       17%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The United Kingdom Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year        Year
                                                        Ended         Ended       Ended       Ended       Ended       Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2016          2015        2014        2013        2012        2011
                                                    ---------------------------------------------------------------------------
                                                    (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................      (4.79)%(D)       9.95%       1.22%      37.42%      23.41%       0.20%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,798,702      $2,084,113  $1,995,898  $1,988,287  $1,464,838  $1,133,845
Ratio of Expenses to Average Net Assets............       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.12%(E)        0.11%       0.11%       0.12%       0.13%       0.13%
Ratio of Net Investment Income to Average
 Net Assets........................................       4.89%(E)        3.44%       2.98%       3.29%       3.37%       3.76%
Portfolio Turnover Rate............................          5%(D)          10%          8%         17%          6%          7%
-------------------------------------------------------------------------------------------------------------------------------

                                                                        The Continental Small Company Series
                                                    --------------------------------------------------------------------------
                                                      Six Months      Year         Year        Year        Year         Year
                                                        Ended        Ended        Ended       Ended       Ended        Ended
                                                      April 30,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016         2015         2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.24%(D)       9.81%      (2.25)%      43.67%       2.29%     (10.75)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,038,830     $3,653,743  $3,152,277   $3,217,766  $2,245,179  $2,001,763
Ratio of Expenses to Average Net Assets............       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.13%(E)       0.13%       0.13%        0.14%       0.16%       0.15%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.37%(E)       2.44%       2.40%        2.67%       3.15%       2.72%
Portfolio Turnover Rate............................          1%(D)         14%         13%          13%          9%         10%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The Canadian Small Company Series
                                                              -----------------------------------------------------------------
                                                               Six Months      Year       Year      Year       Year      Year
                                                                 Ended        Ended      Ended     Ended      Ended     Ended
                                                               April 30,     Oct. 31,   Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,
                                                                  2016         2015       2014      2013       2012      2011
                                                              ------------------------------------------------------------------
                                                              (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     20.29%(D)   (25.00)%    (3.83)%     5.71%    (2.51)%     0.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $767,683     $623,132   $849,429   $741,204  $689,086   $736,262
Ratio of Expenses to Average Net Assets......................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................      0.12%(E)     0.12%      0.12%      0.13%     0.15%      0.14%
Ratio of Net Investment Income to Average Net Assets.........      2.82%(E)     2.73%      2.42%      2.99%     2.29%      1.72%
Portfolio Turnover Rate......................................         3%(D)       18%         5%        14%       22%        24%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            The Emerging Markets Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       1.89%(D)     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $4,545,731     $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets............       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.16%(E)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average
 Net Assets........................................       1.73%(E)       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate............................          4%(D)          9%           5%          4%          5%         16%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       The Emerging Markets Small Cap Series
                                                    --------------------------------------------------------------------------
                                                      Six Months       Year        Year        Year        Year         Year
                                                        Ended         Ended       Ended       Ended       Ended        Ended
                                                      April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                         2016          2015        2014        2013        2012         2011
                                                    ----------------------------------------------------------------------------
                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Total Return.......................................       4.82%(D)      (9.42)%       5.60%       9.41%       7.19%     (12.94)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $5,130,832     $4,898,307   $4,921,438  $4,091,523  $2,953,350  $1,874,926
Ratio of Expenses to Average Net Assets............       0.27%(E)       0.26%        0.26%       0.29%       0.36%       0.33%
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly).............................       0.27%(E)       0.27%        0.26%       0.29%       0.36%       0.33%
Ratio of Net Investment Income to Average
 Net Assets........................................       2.29%(E)       2.62%        2.48%       2.37%       2.48%       2.32%
Portfolio Turnover Rate............................          9%(D)         18%           9%         11%         13%         18%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2016, Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio had significant transfers of securities with a total value of $261,186 and $463,873 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                       Fees Paid
                                                       Indirectly
                                                       ----------
              The DFA International Value Series......    $25
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...      2
              The United Kingdom Small Company Series.     --
              The Continental Small Company Series....      7
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............     12
              The Emerging Markets Small Cap Series...      4

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $459
                 The DFA International Value Series......  313
                 The Japanese Small Company Series.......   72
                 The Asia Pacific Small Company Series...   37
                 The United Kingdom Small Company Series.   49
                 The Continental Small Company Series....   91
                 The Canadian Small Company Series.......   22
                 The Emerging Markets Series.............  118
                 The Emerging Markets Small Cap Series...   92

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,097,033 $1,576,121
         The DFA International Value Series......  1,118,820    781,486
         The Japanese Small Company Series.......     58,052     78,213
         The Asia Pacific Small Company Series...     94,178     38,087
         The United Kingdom Small Company Series.     89,066    176,750
         The Continental Small Company Series....    322,984     47,543
         The Canadian Small Company Series.......     45,394     21,228
         The Emerging Markets Series.............    222,649    175,939
         The Emerging Markets Small Cap Series...    447,075    431,885

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series......   9,979,881   1,024,400   (1,256,940)     (232,540)
The Japanese Small Company Series.......   2,739,847     503,536     (358,837)      144,699
The Asia Pacific Small Company Series...   1,793,938     287,814     (414,671)     (126,857)
The United Kingdom Small Company Series.   1,556,744     485,141     (207,865)      277,276
The Continental Small Company Series....   3,929,673   1,166,483     (493,804)      672,679
The Canadian Small Company Series.......   1,178,235     112,994     (345,958)     (232,964)
The Emerging Markets Series.............   4,057,940   1,094,308     (448,567)      645,741
The Emerging Markets Small Cap Series...   5,993,234     881,867   (1,078,988)     (197,121)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the following Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

The Asia Pacific Small Company Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   1,121   Australian Dollar Citibank, N.A.  $  853      $  853         $--
 05/03/16   6,831   Hong Kong Dollar  Citibank, N.A.     880         880          --
 05/04/16.  4,298    Hong Kong Dollar Citibank, N.A.     554         554          --
                                                      ------      ------         ---
                                                      $2,287      $2,287         $--
                                                      ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $381 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE CANADIAN SMALL COMPANY SERIES*

                                                                                        UNREALIZED
                                                                                          FOREIGN
SETTLEMENT CURRENCY                                             CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**    CURRENCY            COUNTERPARTY          AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- --------------- --------------------------- -------- -------------- -----------
 05/02/16    991    Canadian Dollar HSBC Bank                    $  789      $  789         $--
 05/03/16    415    Canadian Dollar State Street Bank and Trust     331         331          --
                                                                 ------      ------         ---
                                                                 $1,120      $1,120         $--
                                                                 ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $187 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

THE EMERGING MARKETS SERIES*

                                                                            UNREALIZED
                                                                              FOREIGN
SETTLEMENT CURRENCY                                 CONTRACT    VALUE AT     EXCHANGE
   DATE    AMOUNT**     CURRENCY      COUNTERPARTY   AMOUNT  APRIL 30, 2016 GAIN (LOSS)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/04/16   13,146  Hong Kong Dollar Citibank, N.A.  $1,695      $1,695         $--
                                                     ------      ------         ---
                                                     $1,695      $1,695         $--
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $282 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                               DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                          -------------------    ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/17/16    1,280    $131,782   $3,800      $5,760
                                                                       --------   ------      ------
                                                                       $131,782   $3,800      $5,760
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, The U.S. Large Cap Value Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The DFA International Value Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                      EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                  --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging
  Markets Series. Mini MSCI Emerging Markets Index(R)  06/17/16     830     $34,794    $1,130      $1,494
                                                                            -------    ------      ------
                                                                            $34,794    $1,130      $1,494
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The Emerging Markets Series' average notional contract amount of outstanding futures contracts was $9,461 (amount in thousands).

                                                          EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                  DESCRIPTION                DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------------    ---------- ---------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... Mini MSCI Emerging Markets Index(R)  06/17/16     735     $30,811     $744       $1,323
                                                                                -------     ----       ------
                                                                                $30,811     $744       $1,323
                                                                                =======     ====       ======

* During the six months ended April 30, 2016, The Emerging Markets Small Cap Series' average notional contract amount of outstanding futures contracts was $13,742 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                               ASSET DERIVATIVES VALUE
                                          --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The U.S. Large Cap Value Series.......     3,800         --       3,800*
   The DFA International Value Series....     1,443          2       1,441*
   The Emerging Markets Series...........     1,130         --       1,130*
   The Emerging Markets Small Cap Series.       744         --         744*

                                             LIABILITY DERIVATIVES VALUE
   -                                      --------------------------------
                                           TOTAL VALUE    FOREIGN
                                                AT       EXCHANGE   EQUITY
                                          APRIL 30, 2016 CONTRACTS CONTRACTS
   -                                      -------------- --------- ---------
   The DFA International Value Series....      (241)        --        (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                               REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 9,023        --       9,023
       The DFA International Value Series.... 4,655       184       4,471
       The Continental Small Company Series..   687        --         687
       The Emerging Markets Series...........   853        (2)        855
       The Emerging Markets Small Cap Series. 2,718        --       2,718

                                                 CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES
                                              ------------------------------
                                                        FOREIGN
                                                       EXCHANGE    EQUITY
                                              TOTAL    CONTRACTS  CONTRACTS
                                              -----    ---------  ---------
       The U.S. Large Cap Value Series....... 3,800        --       3,800
       The DFA International Value Series.... 1,202         2       1,200
       The Asia Pacific Small Company Series.    (1)       (1)         --
       The Continental Small Company Series..    19        --          19
       The Emerging Markets Series........... 1,130        --       1,130
       The Emerging Markets Small Cap Series.   744        --         744

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series....     0.93%         4,064         12        $ 1         10,760
The Japanese Small Company Series.....     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.     1.00%            87          6         --            124
The United Kingdom Small Company
  Series..............................     1.02%         3,235         16          1         18,012
The Continental Small Company Series..     1.06%         3,141          4         --          4,054
The Emerging Markets Series...........     1.04%        13,399         27         10         27,055
The Emerging Markets Small Cap Series.     0.99%         5,435         17          3         12,660

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                               REALIZED
      PORTFOLIO                              PURCHASES SALES  GAIN (LOSS)
      ---------                              --------- ------ -----------
      The U.S. Large Cap Value Series.......  67,933   89,590    3,047
      The DFA International Value Series....     155    2,914     (210)
      The Asia Pacific Small Company Series.     970       --       --

J. SECURITIES LENDING:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                        MARKET
                                                        VALUE
                                                       --------
                The U.S. Large Cap Value Series....... $667,585
                The DFA International Value Series....      103
                The Japanese Small Company Series.....    7,697
                The Asia Pacific Small Company Series.   25,649
                The Continental Small Company Series..      273
                The Canadian Small Company Series.....    4,143
                The Emerging Markets Series...........  131,046
                The Emerging Markets Small Cap Series.  380,131

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF APRIL 30, 2016
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Bonds..................................... $  681,194,103   $--        $--        $--    $  681,194,103
THE DFA INTERNATIONAL VALUE SERIES
 Bonds..................................... $  677,033,964   $--        $--        $--    $  677,033,964
THE JAPANESE SMALL COMPANY SERIES
 Bonds..................................... $  300,362,781   $--        $--        $--    $  300,362,781
THE ASIA PACIFIC SMALL COMPANY SERIES
 Bonds..................................... $  290,192,573   $--        $--        $--    $  290,192,573
THE UNITED KINGDOM SMALL COMPANY
  SERIES
 Bonds..................................... $   51,178,392   $--        $--        $--    $   51,178,392
THE CONTINENTAL SMALL COMPANY SERIES
 Bonds..................................... $  585,473,541   $--        $--        $--    $  585,473,541
THE CANADIAN SMALL COMPANY SERIES
 Bonds..................................... $  180,764,765   $--        $--        $--    $  180,764,765
THE EMERGING MARKETS SERIES
 Bonds..................................... $  212,173,878   $--        $--        $--    $  212,173,878
THE EMERGING MARKETS SMALL CAP SERIES
 Bonds..................................... $  723,854,282   $--        $--        $--    $  723,854,282
                                            --------------   ---        ---        ---    --------------
Total Borrowings........................... $3,702,228,279   $--        $--        $--    $3,702,228,279
                                            --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                               $3,702,228,279
                                                                                          ==============

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune

MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series .

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
Dimensional Emerging Markets Value Fund
---------------------------------------
Actual Fund Return                       $1,000.00 $1,044.90    0.16%    $0.81
Hypothetical 5% Annual Return            $1,000.00 $1,024.07    0.16%    $0.81

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.6%
              Consumer Staples.............................   4.7%
              Energy.......................................  14.8%
              Financials...................................  32.0%
              Health Care..................................   0.4%
              Industrials..................................  10.4%
              Information Technology.......................   7.5%
              Materials....................................  16.5%
              Telecommunication Services...................   1.9%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
COMMON STOCKS -- (89.8%)
BELGIUM -- (0.0%)
    Other Securities....................................             $        8,689            0.0%
                                                                     --------------           -----
BRAZIL -- (5.6%)
    Banco do Brasil SA..................................  11,814,302     75,950,925            0.5%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  29,361,462    146,668,581            0.9%
*   Petroleo Brasileiro SA Sponsored ADR................  22,735,012    175,286,943            1.1%
    Vale SA Sponsored ADR...............................  18,793,165    106,557,246            0.7%
    Other Securities....................................                432,322,646            2.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................                936,786,341            6.0%
                                                                     --------------           -----
CHILE -- (1.5%)
    Other Securities....................................                255,557,151            1.6%
                                                                     --------------           -----
CHINA -- (12.8%)
    Agricultural Bank of China, Ltd. Class H............ 188,329,000     67,970,383            0.4%
    Bank of China, Ltd. Class H......................... 535,573,817    216,850,814            1.4%
    China Construction Bank Corp. Class H............... 655,229,101    416,153,725            2.7%
    China Petroleum & Chemical Corp. ADR................   1,123,431     79,505,198            0.5%
    China Unicom Hong Kong, Ltd. ADR....................   7,246,321     84,781,956            0.6%
    CNOOC, Ltd.......................................... 100,944,000    124,698,172            0.8%
    Industrial & Commercial Bank of China, Ltd. Class H. 331,329,996    177,394,368            1.1%
    Other Securities....................................                979,800,225            6.1%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,147,154,841           13.6%
                                                                     --------------           -----
COLOMBIA -- (0.2%)
    Other Securities....................................                 33,237,484            0.2%
                                                                     --------------           -----
CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 45,107,822            0.3%
                                                                     --------------           -----
GREECE -- (0.1%)
    Other Securities....................................                  8,432,456            0.1%
                                                                     --------------           -----
HONG KONG -- (0.0%)
    Other Securities....................................                    496,273            0.0%
                                                                     --------------           -----
HUNGARY -- (0.6%)
    OTP Bank P.L.C......................................   3,169,912     83,993,406            0.5%
    Other Securities....................................                 16,959,236            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                100,952,642            0.6%
                                                                     --------------           -----
INDIA -- (10.9%)
    ICICI Bank, Ltd. Sponsored ADR......................  16,722,630    117,894,541            0.8%
    Reliance Industries, Ltd............................  20,407,674    301,143,509            1.9%
*   Tata Motors, Ltd....................................  13,804,539     84,465,246            0.6%
    Other Securities....................................              1,337,125,341            8.4%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,840,628,637           11.7%
                                                                     --------------           -----
INDONESIA -- (2.6%)
    Bank Mandiri Persero Tbk PT.........................  91,442,931     66,472,082            0.4%
    Other Securities....................................                377,233,286            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                443,705,368            2.8%
                                                                     --------------           -----
ISRAEL -- (0.0%)
    Other Securities....................................                         --            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      Percentage
                                                           Shares       Value++     of Net Assets**
                                                           ------       -------     ---------------
MALAYSIA -- (3.9%)
    Other Securities....................................             $  652,252,308            4.1%
                                                                     --------------           -----
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.........................  34,589,985     65,059,848            0.4%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  13,493,350    100,525,458            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,873,583    174,636,671            1.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  21,258,812    120,870,636            0.8%
    Grupo Mexico S.A.B. de C.V. Series B................  34,196,398     86,978,484            0.6%
    Other Securities....................................                405,870,306            2.6%
                                                                     --------------           -----
TOTAL MEXICO............................................                953,941,403            6.1%
                                                                     --------------           -----
PHILIPPINES -- (1.2%)
    Other Securities....................................                196,109,817            1.2%
                                                                     --------------           -----
POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   3,909,419     70,508,196            0.5%
    Other Securities....................................                217,883,885            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                288,392,081            1.8%
                                                                     --------------           -----
RUSSIA -- (2.5%)
    Gazprom PAO Sponsored ADR...........................  63,832,740    331,673,577            2.1%
    LUKOIL PJSC ADR.....................................   1,509,582     64,319,675            0.4%
    Other Securities....................................                 18,883,789            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................                414,877,041            2.6%
                                                                     --------------           -----
SOUTH AFRICA -- (8.4%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   5,678,422     93,410,042            0.6%
    Gold Fields, Ltd. Sponsored ADR.....................  12,391,918     58,242,015            0.4%
    Sanlam, Ltd.........................................  14,352,224     69,699,652            0.4%
    Sasol, Ltd..........................................   3,753,626    122,781,669            0.8%
    Standard Bank Group, Ltd............................  16,569,484    148,799,587            0.9%
    Steinhoff International Holdings NV.................  26,504,646    165,800,635            1.1%
    Other Securities....................................                762,634,584            4.8%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,421,368,184            9.0%
                                                                     --------------           -----
SOUTH KOREA -- (13.8%)
    Hana Financial Group, Inc...........................   3,086,346     69,209,906            0.5%
    Hyundai Motor Co....................................   1,311,874    164,602,889            1.1%
    Hyundai Steel Co....................................   1,050,773     57,636,492            0.4%
    KB Financial Group, Inc. ADR........................   3,033,727     92,255,638            0.6%
    Kia Motors Corp.....................................   1,531,475     64,232,628            0.4%
    LG Electronics, Inc.................................   1,692,217     86,108,297            0.6%
    POSCO...............................................     610,074    127,819,714            0.8%
    POSCO ADR...........................................   1,559,371     81,118,479            0.5%
    Shinhan Financial Group Co., Ltd....................   3,715,255    136,223,334            0.9%
    SK Innovation Co., Ltd..............................     597,717     80,726,056            0.5%
    Other Securities....................................              1,352,491,182            8.4%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,312,424,615           14.7%
                                                                     --------------           -----
TAIWAN -- (13.0%)
    First Financial Holding Co., Ltd.................... 146,481,416     71,636,661            0.5%
    Fubon Financial Holding Co., Ltd....................  88,406,471    107,088,420            0.7%
    Mega Financial Holding Co., Ltd..................... 128,426,796     91,015,166            0.6%
    United Microelectronics Corp........................ 216,382,681     80,270,145            0.5%
    Other Securities....................................              1,833,187,527           11.6%
                                                                     --------------           -----
TOTAL TAIWAN............................................              2,183,197,919           13.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          Percentage
                                              Shares        Value++     of Net Assets**
                                              ------        -------     ---------------
THAILAND -- (3.2%)
      PTT Global Chemical PCL..............  33,388,741 $    59,742,236            0.4%
      PTT PCL..............................  21,629,500     188,244,145            1.2%
      Other Securities.....................                 297,979,424            1.9%
                                                        ---------------          ------
TOTAL THAILAND.............................                 545,965,805            3.5%
                                                        ---------------          ------
TURKEY -- (1.8%)
      Other Securities.....................                 311,212,093            2.0%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              15,091,808,970           95.8%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
*     Petroleo Brasileiro SA...............  28,867,973      85,867,373            0.6%
*     Petroleo Brasileiro SA Sponsored ADR.  22,867,709     134,919,483            0.9%
      Vale SA..............................  23,147,649     105,937,049            0.7%
      Vale SA Sponsored ADR................  12,556,282      57,005,520            0.4%
      Other Securities.....................                  93,630,516            0.4%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 477,359,941            3.0%
                                                        ---------------          ------
CHILE -- (0.0%)
      Other Securities.....................                      61,906            0.0%
                                                        ---------------          ------
COLOMBIA -- (0.1%)
      Other Securities.....................                  14,691,549            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 492,113,396            3.1%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      75,279            0.0%
                                                        ---------------          ------
MALAYSIA -- (0.0%)
      Other Securities.....................                      76,047            0.0%
                                                        ---------------          ------
POLAND -- (0.0%)
      Other Securities.....................                          --            0.0%
                                                        ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities.....................                     206,459            0.0%
                                                        ---------------          ------
THAILAND -- (0.0%)
      Other Securities.....................                   3,880,788            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   4,238,573            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              15,588,160,939
                                                        ---------------

                                                            Value+
                                                            ------
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund....... 105,719,937   1,223,179,673            7.8%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,120,997,752).................               $16,811,340,612          106.7%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               ------------------------------------------------------
                                  Level 1         Level 2     Level 3      Total
                               -------------- --------------- ------- ---------------
Common Stocks
  Belgium.....................             -- $         8,689   --    $         8,689
  Brazil...................... $  936,786,341              --   --        936,786,341
  Chile.......................     93,032,364     162,524,787   --        255,557,151
  China.......................    211,254,845   1,935,899,996   --      2,147,154,841
  Colombia....................     33,237,484              --   --         33,237,484
  Czech Republic..............             --      45,107,822   --         45,107,822
  Greece......................             --       8,432,456   --          8,432,456
  Hong Kong...................             --         496,273   --            496,273
  Hungary.....................             --     100,952,642   --        100,952,642
  India.......................    133,840,939   1,706,787,698   --      1,840,628,637
  Indonesia...................      2,495,485     441,209,883   --        443,705,368
  Israel......................             --              --   --                 --
  Malaysia....................             --     652,252,308   --        652,252,308
  Mexico......................    951,424,728       2,516,675   --        953,941,403
  Philippines.................             --     196,109,817   --        196,109,817
  Poland......................             --     288,392,081   --        288,392,081
  Russia......................      2,222,581     412,654,460   --        414,877,041
  South Africa................    260,798,459   1,160,569,725   --      1,421,368,184
  South Korea.................    271,026,352   2,041,398,263   --      2,312,424,615
  Taiwan......................     26,106,128   2,157,091,791   --      2,183,197,919
  Thailand....................    544,838,353       1,127,452   --        545,965,805
  Turkey......................             --     311,212,093   --        311,212,093
Preferred Stocks
  Brazil......................    477,359,941              --   --        477,359,941
  Chile.......................             --          61,906   --             61,906
  Colombia....................     14,691,549              --   --         14,691,549
Rights/Warrants
  Brazil......................             --          75,279   --             75,279
  Malaysia....................             --          76,047   --             76,047
  Poland......................             --              --   --                 --
  South Korea.................             --         206,459   --            206,459
  Thailand....................             --       3,880,788   --          3,880,788
Securities Lending Collateral.             --   1,223,179,673   --      1,223,179,673
Futures Contracts**...........      2,018,225              --   --          2,018,225
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,961,133,774 $12,852,225,063   --    $16,813,358,837
                               ============== ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note F)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,537,497 of securities on loan)*....... $15,588,161
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,223,180
Segregated Cash for Futures Contracts....................................       4,595
Foreign Currencies at Value..............................................      51,995
Cash.....................................................................      95,123
Receivables:
  Investment Securities Sold.............................................      14,701
  Dividends, Interest and Tax Reclaims...................................       7,999
  Securities Lending Income..............................................       2,885
Unrealized Gain on Foreign Currency Contracts............................          10
                                                                          -----------
     Total Assets........................................................  16,988,649
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,223,180
  Investment Securities Purchased........................................      10,090
  Due to Advisor.........................................................       1,265
  Futures Margin Variation...............................................         624
Accrued Expenses and Other Liabilities...................................       2,625
                                                                          -----------
     Total Liabilities...................................................   1,237,784
                                                                          -----------
NET ASSETS............................................................... $15,750,865
                                                                          ===========
Investments at Cost...................................................... $17,897,818
                                                                          ===========
Foreign Currencies at Cost............................................... $    51,424
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

  Investment Income
    Dividends (Net of Foreign Taxes Withheld of $14,910).......... $ 114,565
    Income from Securities Lending................................    16,045
                                                                   ---------
       Total Investment Income....................................   130,610
                                                                   ---------
  Expenses
    Investment Management Fees....................................     7,014
    Accounting & Transfer Agent Fees..............................       374
    Custodian Fees................................................     3,172
    Shareholders' Reports.........................................        24
    Directors'/Trustees' Fees & Expenses..........................        60
    Professional Fees.............................................       225
    Other.........................................................       382
                                                                   ---------
       Total Expenses.............................................    11,251
                                                                   ---------
    Fees Paid Indirectly (Note C).................................       (23)
                                                                   ---------
    Net Expenses..................................................    11,228
                                                                   ---------
    Net Investment Income (Loss)..................................   119,382
                                                                   ---------
  Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................  (156,202)
      Futures.....................................................     3,573
      Foreign Currency Transactions...............................       389
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................   712,106
      Futures.....................................................     2,018
      Translation of Foreign Currency Denominated Amounts.........       147
                                                                   ---------
    Net Realized and Unrealized Gain (Loss).......................   562,031
                                                                   ---------
  Net Increase (Decrease) in Net Assets Resulting from Operations. $ 681,413
                                                                   =========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Dimensional Emerging
                                                                            Markets Value Fund
-                                                                        ------------------------
                                                                         Six Months       Year
                                                                            Ended        Ended
                                                                          April 30,     Oct. 31,
                                                                            2016          2015
-                                                                        -----------  -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $   119,382  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (156,202)    (413,376)
    Futures.............................................................       3,573           --
    Foreign Currency Transactions.......................................         389       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................     712,106   (3,319,869)
    Futures.............................................................       2,018           --
    Translation of Foreign Currency Denominated Amounts.................         147          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....     681,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     844,861    1,713,486
  Withdrawals...........................................................    (863,467)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............     (18,606)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................     662,807   (3,839,459)
Net Assets
  Beginning of Period...................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Period......................................................... $15,750,865  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS


                                                               Dimensional Emerging Markets Value Fund
                                         ---------------------------------------------------------------------------------
                                           Six Months        Year          Year          Year         Year         Year
                                             Ended          Ended         Ended         Ended        Ended        Ended
                                           April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                              2016           2015          2014          2013         2012         2011
                                         -----------------------------------------------------------------------------------
                                         (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................        4.49%(D)      (17.95)%       (1.09)%        8.43%        1.10%      (14.47)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $15,750,865     $15,088,058   $18,927,517   $19,427,286  $16,884,322  $14,003,579
Ratio of Expenses to Average Net Assets.        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.16%(E)        0.15%         0.15%         0.16%        0.20%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.70%(E)        2.54%         2.76%         2.32%        2.43%        2.29%
Portfolio Turnover Rate.................           6%(D)          14%           12%            6%           8%           5%
----------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The Fund maintains its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund had significant transfers of securities with a total value of $870,103 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees'

Fees & Expenses. At April 30, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $492 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2016, expenses reduced were $23 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases   Sales
                                                   ---------- --------
          Dimensional Emerging Markets Value Fund. $1,132,274 $843,416

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net
                                                                                 Unrealized
                                          Federal     Unrealized   Unrealized   Appreciation
                                          Tax Cost   Appreciation Depreciation (Depreciation)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $19,291,865  $1,984,870  $(4,465,394)  $(2,480,524)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
DESCRIPTION                             DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
-----------                          ---------- ---------- -------- ----------- ----------
Mini MSCI Emerging Markets Index(R).  06/17/16     455     $ 19,074   $  282      $  831
S&P 500 Emini Index(R)..............  06/17/16     839       86,379    1,736       3,764
                                                           --------   ------      ------
                                                           $105,453   $2,018      $4,595
                                                           ========   ======      ======

  Securities have been segregated as collateral for open futures contracts.

* During the six months ended April 30, 2016, the Fund's average notional contract amount of outstanding futures contracts was $48,115 (amount in thousands).

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2016:

                             LOCATION ON THE STATEMENTS OF ASSETS AND
                                           LIABILITIES
                            ------------------------------------------
          DERIVATIVE TYPE    ASSET DERIVATIVES   LIABILITY DERIVATIVES
          ---------------   -------------------- ---------------------
          Equity contracts  Receivables: Futures
                            Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                                ------------------------
                                                 TOTAL VALUE
                                                      AT        EQUITY
                                                APRIL 30, 2016 CONTRACTS
                                                -------------- ---------
       Dimensional Emerging Markets Value Fund.     2,018        2,018

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------   -------------------------------------------------------------
Equity contracts  Net Realized Gain (Loss) on: Futures
                  Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2016 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 3,575       2         3,573

                                                  CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                                ------------------------------
                                                         FOREIGN
                                                        EXCHANGE     EQUITY
                                                TOTAL   CONTRACTS   CONTRACTS
                                                -----   ---------   ---------
       Dimensional Emerging Markets Value Fund. 2,018      --         2,018

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     0.95%       $12,373         34        $11        $44,019

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the six months ended April 30, 2016.

H. SECURITIES LENDING:

   As of April 30, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $444,675 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2016
                                            -------------------------------------------------------
                                                                    BETWEEN
                                            OVERNIGHT AND           30 & 90
                                             CONTINUOUS    <30 DAYS  DAYS   >90 DAYS     TOTAL
                                            -------------- -------- ------- -------- --------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Bonds..................................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Total Borrowings........................... $1,223,179,673   $--      $--     $--    $1,223,179,673
                                            --------------   ---      ---     ---    --------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                          $1,223,179,673
                                                                                     ==============

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-001S
 [LOGO]                                                              00157599

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         LWAS/DFA U.S. High Book to Market Portfolio....................   5
         LWAS/DFA Two-Year Fixed Income Portfolio.......................   6
         LWAS/DFA Two-Year Government Portfolio.........................   8
     Statements of Assets and Liabilities...............................   9
     Statements of Operations...........................................  11
     Statements of Changes in Net Assets................................  12
     Financial Highlights...............................................  13
     Notes to Financial Statements......................................  15
  DFA Investment Dimensions Group Inc. - LWAS/DFA International High
    Book to Market Portfolio
     Disclosure of Fund Expenses........................................  22
     Disclosure of Portfolio Holdings...................................  23
     Schedule of Investments............................................  24
     Statement of Assets and Liabilities................................  25
     Statement of Operations............................................  26
     Statement of Changes in Net Assets.................................  27
     Financial Highlights...............................................  28
     Notes to Financial Statements......................................  29
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  34
     Disclosure of Portfolio Holdings...................................  35
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  36
         The DFA International Value Series.............................  39
     Statements of Assets and Liabilities...............................  43
     Statements of Operations...........................................  44
     Statements of Changes in Net Assets................................  45
     Financial Highlights...............................................  46
     Notes to Financial Statements......................................  47
  Voting Proxies on Fund Portfolio Securities...........................  57
  Board Approval of Investment Management Agreements....................  58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/15  04/30/16    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return                             $1,000.00 $  999.40    0.33%    $1.64
Hypothetical 5% Annual Return                  $1,000.00 $1,023.22    0.33%    $1.66

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return                             $1,000.00 $1,005.00    0.29%    $1.45
Hypothetical 5% Annual Return                  $1,000.00 $1,023.42    0.29%    $1.46

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return                      $1,000.00 $1,003.30    0.28%    $1.39
Hypothetical 5% Annual Return           $1,000.00 $1,023.47    0.28%    $1.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  12.2%
              Government...................................  30.1%
              Foreign Corporate............................  28.3%
              Foreign Government...........................  26.1%
              Supranational................................   3.3%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $55,579,658
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $26,142,947)........................................... $55,579,658
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (13.3%)
Federal Home Loan Bank
    0.625%, 10/26/17............................. $1,500 $ 1,497,254
    5.000%, 11/17/17.............................  3,800   4,045,510
Federal Home Loan Mortgage Corporation
    1.000%, 09/29/17.............................  2,850   2,859,915
    0.750%, 01/12/18.............................    500     499,348
Federal National Mortgage Association
    1.000%, 09/27/17.............................  1,250   1,254,498
    0.875%, 10/26/17.............................  1,800   1,802,977
    0.875%, 12/20/17.............................    297     297,333
                                                         -----------
TOTAL AGENCY OBLIGATIONS.........................         12,256,835
                                                         -----------

BONDS -- (77.1%)
3M Co.
    1.000%, 06/26/17.............................    500     501,398
Alberta, Province of Canada
    1.000%, 06/21/17.............................    832     832,789
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17.............................  1,800   1,804,766
Apple, Inc.
    1.300%, 02/23/18.............................    500     503,468
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................    500     503,064
    1.000%, 02/12/18.............................  1,000     999,018
Bank of Montreal
#   1.400%, 09/11/17.............................  1,100   1,104,334
Bank of Nova Scotia (The)
    2.550%, 01/12/17.............................    200     202,276
#   1.250%, 04/11/17.............................  1,000   1,002,226
    1.300%, 07/21/17.............................    800     801,426
Berkshire Hathaway Finance Corp.
#   1.600%, 05/15/17.............................    970     977,745
British Columbia, Province of Canada
    1.200%, 04/25/17.............................  1,500   1,505,146
Caisse des Depots et Consignations
    1.000%, 03/13/17.............................  2,400   2,401,253
Chevron Corp.
    1.344%, 11/09/17.............................  2,550   2,562,248
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  1,200   1,208,909
Coca-Cola Co. (The)
#   0.875%, 10/27/17.............................  1,100   1,100,957
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................  1,400   1,402,400
#   1.900%, 09/18/17.............................  1,000   1,007,580
Council Of Europe Development Bank
    1.000%, 03/07/18.............................    500     500,049
DBS Bank, Ltd.
    2.350%, 02/28/17.............................    300     302,464

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Development Bank of Japan, Inc.
    5.125%, 02/01/17............................. $  500 $  515,118
    1.500%, 03/13/17.............................    500    500,900
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................  2,400  2,399,114
European Investment Bank
    1.625%, 06/15/17.............................    500    504,285
    1.000%, 08/17/17.............................    400    400,786
    1.125%, 09/15/17.............................  1,200  1,203,636
Export Development Canada
    0.625%, 04/27/17.............................  1,500  1,496,389
    0.750%, 12/15/17.............................    500    498,825
Exxon Mobil Corp.
#   1.439%, 03/01/18.............................  1,500  1,514,496
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................  1,300  1,303,497
Inter-American Development Bank
    1.250%, 01/16/18.............................  1,020  1,025,772
    0.875%, 03/15/18.............................    500    499,763
International Bank for Reconstruction &
 Development
    0.625%, 05/02/17.............................    500    498,315
International Business Machines Corp.
#   5.700%, 09/14/17.............................  2,213  2,355,345
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,611,899
KFW
    0.875%, 09/05/17.............................  1,000  1,000,250
    2.375%, 12/22/17.............................    700    716,318
    4.375%, 03/15/18.............................    750    797,301
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  1,000  1,004,758
    1.000%, 03/15/18.............................    500    499,324
Kommunekredit
    1.125%, 01/16/18.............................  1,000  1,002,326
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................  1,034  1,034,078
    1.000%, 01/29/18.............................  1,500  1,498,650
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  1,850  1,876,429
    1.300%, 06/30/17.............................    400    400,670
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................    672    674,968
Nordea Bank AB
#   3.125%, 03/20/17.............................  2,520  2,564,982
Oesterreichische Kontrollbank AG
    0.750%, 05/19/17.............................  1,100  1,099,153
Ontario, Province of Canada
    1.100%, 10/25/17.............................  2,550  2,553,672
Pfizer, Inc.
    1.100%, 05/15/17.............................    955    959,449

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Royal Bank of Canada
    1.250%, 06/16/17............................. $  700 $  700,119
#   1.400%, 10/13/17.............................    300    300,990
#   1.500%, 01/16/18.............................  1,331  1,336,349
Shell International Finance BV
    1.125%, 08/21/17.............................    800    800,489
    1.250%, 11/10/17.............................  1,000  1,001,203
Statoil ASA
    3.125%, 08/17/17.............................    500    512,142
#   1.250%, 11/09/17.............................  1,000  1,000,504
Svensk Exportkredit AB
    1.125%, 04/05/18.............................  1,000  1,001,046
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    712,077
Sweden Government International Bond
    0.875%, 08/15/17.............................    500    500,174
Toronto-Dominion Bank (The)
#   1.125%, 05/02/17.............................  2,200  2,202,420
Total Capital International SA
    1.500%, 02/17/17.............................  1,000  1,004,579
    1.550%, 06/28/17.............................    300    301,459
Toyota Motor Credit Corp.
    1.125%, 05/16/17.............................    400    401,019
    1.750%, 05/22/17.............................  2,000  2,017,460

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
Westpac Banking Corp.
      2.000%, 08/14/17............................. $  1,026 $ 1,036,223
      1.500%, 12/01/17.............................    1,000   1,004,294
                                                             -----------
TOTAL BONDS........................................           71,066,531
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (1.4%)
U.S. Treasury Notes
      0.875%, 11/15/17.............................      800     801,938
      0.750%, 12/31/17.............................      500     500,058
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS....................            1,301,996
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           84,625,362
                                                             -----------
                                                     Shares
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
       0.455%......................................  614,395     614,395
                                                             -----------

SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund...............  604,528   6,994,385
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $92,117,290)...............................           $92,234,142
                                                             ===========

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $12,256,835   --    $12,256,835
    Bonds.........................       --  71,066,531   --     71,066,531
    U.S. Treasury Obligations.....       --   1,301,996   --      1,301,996
    Temporary Cash Investments.... $614,395          --   --        614,395
    Securities Lending Collateral.       --   6,994,385   --      6,994,385
                                   -------- -----------   --    -----------
    TOTAL......................... $614,395 $91,619,747   --    $92,234,142
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
 0.625%, 09/30/17........................................... $  1,150 $  1,149,012
 0.875%, 10/15/17...........................................   22,900   22,960,823
 0.750%, 10/31/17...........................................    8,000    8,005,000
 0.875%, 11/15/17...........................................   19,200   19,246,502
 2.250%, 11/30/17...........................................    7,700    7,883,776
 1.000%, 12/15/17...........................................   11,400   11,448,986
 0.750%, 12/31/17...........................................   22,700   22,702,656
 0.875%, 01/15/18...........................................   15,000   15,032,820
 2.625%, 01/31/18...........................................    9,600    9,910,128
 1.000%, 03/15/18...........................................    2,000    2,008,750
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           120,348,453
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund  176,401      176,401
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $120,237,958)...........          $120,524,854
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $120,348,453   --    $120,348,453
Temporary Cash Investments......... $176,401           --   --         176,401
                                    -------- ------------   --    ------------
TOTAL.............................. $176,401 $120,348,453   --    $120,524,854
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     55,580
Prepaid Expenses and Other Assets........................................................................           13
                                                                                                          ------------
     Total Assets........................................................................................       55,593
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           19
Accrued Expenses and Other Liabilities...................................................................           16
                                                                                                          ------------
     Total Liabilities...................................................................................           35
                                                                                                          ------------
NET ASSETS............................................................................................... $     55,558
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,277,526
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      16.95
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     26,143
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     25,001
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................           91
Accumulated Net Realized Gain (Loss).....................................................................        1,029
Net Unrealized Appreciation (Depreciation)...............................................................       29,437
                                                                                                          ------------
NET ASSETS............................................................................................... $     55,558
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA      LWAS/DFA
                                                                                          Two-Year      Two-Year
                                                                                        Fixed Income   Government
                                                                                         Portfolio     Portfolio
                                                                                        ------------  ------------
ASSETS:
Investments at Value (including $6,851 and $0 of securities on loan, respectively)..... $     84,626  $    120,349
Temporary Cash Investments at Value & Cost.............................................          614           176
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...............        6,994            --
Receivables:
  Investment Securities Sold...........................................................          505            --
  Interest.............................................................................          331           394
  Securities Lending Income............................................................            1            --
  Fund Shares Sold.....................................................................           40            --
Prepaid Expenses and Other Assets......................................................           13            13
                                                                                        ------------  ------------
     Total Assets......................................................................       93,124       120,932
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.....................................................        6,994            --
  Investment Securities Purchased......................................................          801            --
  Fund Shares Redeemed.................................................................           --            82
  Due to Advisor.......................................................................           10            15
Accrued Expenses and Other Liabilities.................................................           19            26
                                                                                        ------------  ------------
     Total Liabilities.................................................................        7,824           123
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     85,300  $    120,809
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,521,256    12,228,014
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.01  $       9.88
                                                                                        ============  ============
Investments at Cost.................................................................... $     84,509  $    120,062
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     85,173  $    120,776
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           53            58
Accumulated Net Realized Gain (Loss)...................................................          (43)         (312)
Net Unrealized Appreciation (Depreciation).............................................          117           287
                                                                                        ------------  ------------
NET ASSETS............................................................................. $     85,300  $    120,809
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:....
  Dividends..............................................................  $   728         --          --
  Interest...............................................................        1         --          --
  Income from Securities Lending.........................................        7         --          --
  Expenses Allocated from Affiliated Investment Company..................      (30)        --          --
                                                                           -------       ----       -----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................      706         --          --
                                                                           -------       ----       -----
Fund Investment Income
  Dividends..............................................................       --       $  1          --
  Interest...............................................................       --        428         498
  Income from Securities Lending.........................................       --          7          --
                                                                           -------       ----       -----
     Total Investment Income.............................................       --        436         498
                                                                           -------       ----       -----
Fund Expenses
  Investment Management Fees.............................................       30         66          94
  Accounting & Transfer Agent Fees.......................................        2          4           5
  Shareholder Servicing Fees.............................................       41         35          50
  Custodian Fees.........................................................       --          2           1
  Filing Fees............................................................        9          9          10
  Shareholders' Reports..................................................        4          5           7
  Directors'/Trustees' Fees & Expenses...................................       --         --           1
  Professional Fees......................................................        1          4           5
  Other..................................................................        1          2           2
                                                                           -------       ----       -----
     Total Expenses......................................................       88        127         175
                                                                           -------       ----       -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (27)        --          --
                                                                           -------       ----       -----
  Net Expenses...........................................................       61        127         175
                                                                           -------       ----       -----
  Net Investment Income (Loss)...........................................      645        309         323
                                                                           -------       ----       -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    1,006        (44)       (311)
    Futures..............................................................       27         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (1,907)       175         357
    Futures..............................................................       11         --          --
                                                                           -------       ----       -----
  Net Realized and Unrealized Gain (Loss)................................     (863)       131          46
                                                                           -------       ----       -----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $  (218)      $440       $ 369
                                                                           =======       ====       =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                               LWAS/DFA U.S. High Book LWAS/DFA Two-Year Fixed  LWAS/DFA Two-Year
                                               to Market Portfolio       Income Portfolio      Government Portfolio
                                               ----------------------  ----------------------  -------------------
                                               Six Months     Year     Six Months     Year     Six Months   Year
                                                 Ended       Ended       Ended       Ended       Ended     Ended
                                               April 30,    Oct. 31,   April 30,    Oct. 31,   April 30,  Oct. 31,
                                                  2016        2015        2016        2015        2016      2015
                                               ----------   --------   ----------   --------   ---------- --------
                                                   (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................  $   645     $  1,275    $   309     $    422    $    323  $    443
  Net Realized Gain (Loss) on:
    Investment Securities Sold................    1,006        4,976        (44)         218        (311)      367
    Futures...................................       27           --         --           --          --        --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.....................   (1,907)      (5,532)       175         (102)        357      (250)
    Futures...................................       11           --         --           --          --        --
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     (218)         719        440          538         369       560
                                                -------     --------    -------     --------    --------  --------
Distributions From:
  Net Investment Income.......................     (661)      (1,203)      (324)        (376)       (320)     (424)
  Net Short-Term Gains........................       --          (68)      (205)        (108)       (352)     (411)
  Net Long-Term Gains.........................   (4,712)      (4,067)        (5)         (73)         --        --
                                                -------     --------    -------     --------    --------  --------
     Total Distributions......................   (5,373)      (5,338)      (534)        (557)       (672)     (835)
                                                -------     --------    -------     --------    --------  --------
Capital Share Transactions (1):
  Shares Issued...............................      703        1,865      1,223        6,920       2,893     9,826
  Shares Issued in Lieu of Cash
   Distributions..............................    5,372        5,338        534          557         672       836
  Shares Redeemed.............................   (4,447)     (11,277)    (8,142)     (14,640)    (16,101)  (21,970)
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) from Capital
      Share Transactions......................    1,628       (4,074)    (6,385)      (7,163)    (12,536)  (11,308)
                                                -------     --------    -------     --------    --------  --------
     Total Increase (Decrease) in Net
      Assets..................................   (3,963)      (8,693)    (6,479)      (7,182)    (12,839)  (11,583)
Net Assets
  Beginning of Period.........................   59,521       68,214     91,779       98,961     133,648   145,231
                                                -------     --------    -------     --------    --------  --------
  End of Period...............................  $55,558     $ 59,521    $85,300     $ 91,779    $120,809  $133,648
                                                =======     ========    =======     ========    ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued...............................       43           98        122          691         294       992
  Shares Issued in Lieu of Cash
   Distributions..............................      320          294         54           56          68        85
  Shares Redeemed.............................     (268)        (592)      (815)      (1,462)     (1,633)   (2,219)
                                                -------     --------    -------     --------    --------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................       95         (200)      (639)        (715)     (1,271)   (1,142)
                                                =======     ========    =======     ========    ========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)...........................  $    91     $    107    $    53     $     68    $     58  $     55

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                              LWAS/DFA U.S. High Book to Market Portfolio
                      ----------------------------------------------------------
                      Six Months       Year     Year     Year     Year     Year
                         Ended        Ended    Ended    Ended    Ended    Ended
                       April 30,     Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                         2016          2015     2014     2013     2012     2011
---------------------------------------------------------------------------------
                      (Unaudited)
Net Asset Value,
 Beginning of Period.   $ 18.70      $ 20.16  $ 18.40  $ 13.84  $ 11.96  $ 11.52
                        -------      -------  -------  -------  -------  -------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).      0.20         0.38     0.32     0.28     0.25     0.20
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     (0.23)       (0.23)    2.41     4.57     1.87     0.44
                        -------      -------  -------  -------  -------  -------
   Total from
    Investment
    Operations.......     (0.03)        0.15     2.73     4.85     2.12     0.64
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............     (0.21)       (0.36)   (0.29)   (0.29)   (0.24)   (0.20)
 Net Realized Gains..     (1.51)       (1.25)   (0.68)      --       --       --
                        -------      -------  -------  -------  -------  -------
   Total
    Distributions....     (1.72)       (1.61)   (0.97)   (0.29)   (0.24)   (0.20)
---------------------------------------------------------------------------------
Net Asset Value,
 End of Period.......   $ 16.95      $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
====================  ===========    ======== ======== ======== ======== ========
Total Return.........     (0.06)%(C)    1.12%   15.38%   35.41%   18.01%    5.48%
---------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..   $55,558      $59,521  $68,214  $67,266  $60,916  $62,759
Ratio of Expenses
 to Average Net
 Assets (B)..........      0.33%(D)     0.32%    0.34%    0.34%    0.34%    0.34%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor) (B)........      0.43%(D)     0.35%    0.34%    0.34%    0.34%    0.34%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............      2.37%(D)     1.99%    1.67%    1.77%    1.93%    1.56%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                       LWAS/DFA Two-Year Fixed Income Portfolio
                                                              ---------------------------------------------------------
                                                              Six Months      Year     Year     Year     Year     Year
                                                                 Ended       Ended    Ended    Ended    Ended    Ended
                                                               April 30,    Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                 2016         2015     2014     2013     2012     2011
-------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 10.02     $ 10.02  $ 10.02  $ 10.07  $ 10.10  $ 10.13
                                                                -------     -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.03        0.04     0.02     0.03     0.04     0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.02        0.02     0.01       --     0.03     0.03
                                                                -------     -------  -------  -------  -------  -------
   Total from Investment Operations..........................      0.05        0.06     0.03     0.03     0.07     0.08
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.04)      (0.04)   (0.02)   (0.03)   (0.04)   (0.06)
  Net Realized Gains.........................................     (0.02)      (0.02)   (0.01)   (0.05)   (0.06)   (0.05)
                                                                -------     -------  -------  -------  -------  -------
   Total Distributions.......................................     (0.06)      (0.06)   (0.03)   (0.08)   (0.10)   (0.11)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 10.01     $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
============================================================= ===========   ======== ======== ======== ======== ========
Total Return.................................................      0.50%(C)    0.57%    0.31%    0.26%    0.75%    0.73%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $85,300     $91,779  $98,961  $94,726  $89,326  $92,897
Ratio of Expenses to Average Net Assets......................      0.29%(D)    0.29%    0.28%    0.29%    0.30%    0.30%
Ratio of Net Investment Income to Average Net Assets.........      0.70%(D)    0.43%    0.20%    0.27%    0.40%    0.54%
Portfolio Turnover Rate......................................        44%(C)     238%     122%      57%     102%      98%
-------------------------------------------------------------------------------------------------------------------------

                                                                          LWAS/DFA Two-Year Government Portfolio
                                                              --------------------------------------------------------------
                                                              Six Months      Year      Year      Year      Year      Year
                                                                 Ended       Ended     Ended     Ended     Ended     Ended
                                                               April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                 2016         2015      2014      2013      2012      2011
-----------------------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................  $   9.90     $   9.92  $   9.91  $   9.96  $   9.98  $  10.07
                                                               --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.03         0.03      0.01      0.01      0.02      0.04
  Net Gains (Losses) on Securities (Realized and Unrealized).      0.01         0.01      0.03      0.02      0.04      0.02
                                                               --------     --------  --------  --------  --------  --------
   Total from Investment Operations..........................      0.04         0.04      0.04      0.03      0.06      0.06
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................     (0.03)       (0.03)    (0.01)    (0.01)    (0.03)    (0.04)
  Net Realized Gains.........................................     (0.03)       (0.03)    (0.02)    (0.07)    (0.05)    (0.11)
                                                               --------     --------  --------  --------  --------  --------
   Total Distributions.......................................     (0.06)       (0.06)    (0.03)    (0.08)    (0.08)    (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $   9.88     $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
============================================================= ===========   ========  ========  ========  ========  ========
Total Return.................................................      0.33%(C)     0.38%     0.39%     0.26%     0.50%     0.66%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $120,809     $133,648  $145,231  $145,205  $145,273  $178,442
Ratio of Expenses to Average Net Assets......................      0.28%(D)     0.28%     0.27%     0.28%     0.28%     0.29%
Ratio of Net Investment Income to Average Net Assets.........      0.51%(D)     0.31%     0.12%     0.05%     0.19%     0.41%
Portfolio Turnover Rate......................................        78%(C)      262%      225%      160%      111%      127%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                   Investment
                                                   Management
                                                  Services Fees
                                                  -------------
                 LWAS/DFA U.S. High Book to
                   Market Portfolio (1)..........     0.11%
                 LWAS/DFA Two-Year Fixed Income
                   Portfolio.....................     0.15%
                 LWAS/DFA Two-Year Government
                   Portfolio.....................     0.15%

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                  Shareholder
                                                   Servicing
                                                     Fees
                                                  -----------
                   LWAS/DFA U.S. High Book to
                     Market Portfolio............    0.15%
                   LWAS/DFA Two-Year Fixed
                     Income Portfolio............    0.08%
                   LWAS/DFA Two-Year Government
                     Portfolio...................    0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                       LWAS/DFA U.S. High Book to
                         Market Portfolio............ $3
                       LWAS/DFA Two-Year Fixed
                         Income Portfolio............  4
                       LWAS/DFA Two-Year Government
                         Portfolio...................  7

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                 U.S. Government   Other Investment
                                    Securities        Securities
                                ------------------ -----------------
                                Purchases  Sales   Purchases  Sales
                                --------- -------- --------- -------
           LWAS/DFA Two-Year
             Fixed Income
             Portfolio.........  $13,488  $ 26,805  $24,765  $13,170
           LWAS/DFA Two-Year
             Government
             Portfolio.........   97,544   110,779       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               Increase       Increase
                                              (Decrease)     (Decrease)
                               Increase     Undistributed   Accumulated
                              (Decrease)    Net Investment  Net Realized
                            Paid-In Capital     Income     Gains (Losses)
                            --------------- -------------- --------------
       LWAS/DFA U.S. High
         Book to Market
         Portfolio.........      $334            $(68)         $(266)
       LWAS/DFA Two-Year
         Fixed Income
         Portfolio.........        22             (15)            (7)
       LWAS/DFA Two-Year
         Government
         Portfolio.........        32             (17)           (15)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term   Tax Exempt
                                             Capital Gains  Capital Gains   Income   Total
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2014........................................     $1,033        $2,398         --     $3,431
2015........................................      1,271         4,067         --      5,338
LWAS/DFA Two-Year Fixed Income Portfolio
2014........................................        252            48         --        300
2015........................................        484            73         --        557
LWAS/DFA Two-Year Government Portfolio
2014........................................        249           180         --        429
2015........................................        836            --         --        836

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                 Net Investment
                                   Income and
                                   Short-Term     Long-Term
                                 Capital Gains  Capital Gains Total
                                 -------------- ------------- -----
            LWAS/DFA U.S. High
              Book to Market
              Portfolio.........      $68           $266      $334
            LWAS/DFA Two-Year
              Fixed Income
              Portfolio.........       22             --        22
            LWAS/DFA Two-Year
              Government
              Portfolio.........       32             --        32

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market
  Portfolio.......................      $111         $4,712          --          $31,330        $36,153
LWAS/DFA Two-Year Fixed Income
  Portfolio.......................       277              5          --              (58)           224
LWAS/DFA Two-Year Government
  Portfolio.......................       413             --          --              (70)           343

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolios did not use capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  Net
                                                               Unrealized
                          Federal   Unrealized   Unrealized   Appreciation
                          Tax Cost Appreciation Depreciation (Depreciation)
                          -------- ------------ ------------ --------------
     LWAS/DFA U.S. High
       Book to Market
       Portfolio......... $ 26,145   $29,435          --        $29,435
     LWAS/DFA Two-Year
       Fixed Income
       Portfolio.........   92,117       142        $(25)           117
     LWAS/DFA Two-Year
       Government
       Portfolio.........  120,238       309         (22)           287

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2016.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                   Approximate
                                                    Percentage
                                      Number of   of Outstanding
                                     Shareholders     Shares
                                     ------------ --------------
                LWAS/DFA U.S. High
                  Book to Market
                  Portfolio.........      2             93%
                LWAS/DFA Two-Year
                  Fixed Income
                  Portfolio.........      3             97%
                LWAS/DFA Two-Year
                  Government
                  Portfolio.........      3             97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                                Six Months Ended April 30, 2016
EXPENSE TABLE
                                                        Beginning  Ending              Expenses
                                                         Account  Account   Annualized   Paid
                                                          Value    Value     Expense    During
                                                        11/01/15  04/30/16    Ratio*   Period*
                                                        --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $  960.70    0.48%    $2.34
Hypothetical 5% Annual Return.......................... $1,000.00 $1,022.48    0.48%    $2.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                                      Affiliated Investment Company
                                                      -----------------------------
LWAS/DFA International High Book to Market Portfolio.             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                   Value+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $54,468,421
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $54,428,970)........................................... $54,468,421
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     54,468
Prepaid Expenses and Other Assets...........................................................................           12
                                                                                                             ------------
     Total Assets...........................................................................................       54,480
                                                                                                             ------------
LIABILITIES:
Payables:
Accrued Expenses and Other Liabilities......................................................................           17
                                                                                                             ------------
     Total Liabilities......................................................................................           17
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,463
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,751,911
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       7.03
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     54,429
                                                                                                             ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     55,334
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          312
Accumulated Net Realized Gain (Loss)........................................................................       (1,236)
Net Unrealized Foreign Exchange Gain (Loss).................................................................           14
Net Unrealized Appreciation (Depreciation)..................................................................           39
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,463
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
  Dividends (Net of Foreign Taxes Withheld of $78).................................................. $   898
  Income from Securities Lending....................................................................      32
  Expenses Allocated from Affiliated Investment Company.............................................     (59)
                                                                                                     -------
     Total Investment Income........................................................................     871
                                                                                                     -------
Expenses
  Investment Management Fees........................................................................      57
  Accounting & Transfer Agent Fees..................................................................       2
  Shareholder Servicing Fees........................................................................      51
  Filing Fees.......................................................................................       9
  Shareholders' Reports.............................................................................       4
  Professional Fees.................................................................................       1
                                                                                                     -------
     Total Expenses.................................................................................     124
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).     (54)
                                                                                                     -------
  Net Expenses......................................................................................      70
                                                                                                     -------
  Net Investment Income (Loss)......................................................................     801
                                                                                                     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................................................  (1,251)
    Futures.........................................................................................      26
    Foreign Currency Transactions...................................................................      14
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................  (2,163)
    Futures.........................................................................................       7
    Translation of Foreign Currency Denominated Amounts.............................................      10
                                                                                                     -------
  Net Realized and Unrealized Gain (Loss)...........................................................  (3,357)
                                                                                                     -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................................... $(2,556)
                                                                                                     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        LWAS/DFA International
                                                                                        High Book to Market
                                                                                             Portfolio
                                                                                        ---------------------
                                                                                        Six Months     Year
                                                                                           Ended      Ended
                                                                                         April 30,   Oct. 31,
                                                                                           2016        2015
                                                                                        -----------  --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).........................................................   $   801    $ 2,005
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    (1,251)     2,348
    Futures............................................................................        26         --
    Foreign Currency Transactions......................................................        14        (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (2,163)    (7,888)
    Futures............................................................................         7         --
    Translation of Foreign Currency Denominated Amounts................................        10          5
                                                                                          -------    -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    (2,556)    (3,572)
                                                                                          -------    -------
Distributions From:
  Net Investment Income................................................................      (680)    (1,879)
  Net Short-Term Gains.................................................................        --        (40)
  Net Long-Term Gains..................................................................    (2,241)    (1,481)
                                                                                          -------    -------
     Total Distributions...............................................................    (2,921)    (3,400)
                                                                                          -------    -------
Capital Share Transactions (1):
  Shares Issued........................................................................     4,059      3,105
  Shares Issued in Lieu of Cash Distributions..........................................     2,921      3,399
  Shares Redeemed......................................................................    (7,112)    (8,126)
                                                                                          -------    -------
     Net Increase (Decrease) from Capital Share Transactions...........................      (132)    (1,622)
                                                                                          -------    -------
     Total Increase (Decrease) in Net Assets...........................................    (5,609)    (8,594)
Net Assets
  Beginning of Period..................................................................    60,072     68,666
                                                                                          -------    -------
  End of Period........................................................................   $54,463    $60,072
                                                                                          =======    =======
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................       581        377
  Shares Issued in Lieu of Cash Distributions..........................................       418        421
  Shares Redeemed......................................................................    (1,042)      (980)
                                                                                          -------    -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       (43)      (182)
                                                                                          =======    =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   312    $   191

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                           LWAS/DFA International High Book to Market Portfolio
                      ------------------------------------------------------------
                      Six Months       Year      Year      Year     Year     Year
                         Ended        Ended     Ended     Ended    Ended    Ended
                       April 30,     Oct. 31,  Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
                         2016          2015      2014      2013     2012     2011
------------------------------------------------------------------------------------
                      (Unaudited)
Net Asset Value,
 Beginning of Period.   $  7.71      $  8.61   $  9.50   $  8.22  $  8.68  $ 10.38
                        -------      -------   -------   -------  -------  -------
Income from
 Investment
 Operations
-----------
 Net Investment
   Income (Loss) (A).      0.10         0.25      0.39      0.25     0.28     0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......     (0.40)       (0.72)    (0.47)     1.87    (0.10)   (1.09)
                        -------      -------   -------   -------  -------  -------
   Total from
    Investment
    Operations.......     (0.30)       (0.47)    (0.08)     2.12     0.18    (0.77)
------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment
   Income............     (0.09)       (0.24)    (0.38)    (0.27)   (0.28)   (0.31)
 Net Realized Gains..     (0.29)       (0.19)    (0.43)    (0.57)   (0.36)   (0.62)
                        -------      -------   -------   -------  -------  -------
   Total
    Distributions....     (0.38)       (0.43)    (0.81)    (0.84)   (0.64)   (0.93)
------------------------------------------------------------------------------------
Net Asset Value,
 End of Period.......   $  7.03      $  7.71   $  8.61   $  9.50  $  8.22  $  8.68
====================  ===========    ========  ========  ======== ======== ========
Total Return.........     (3.93)%(C)   (5.59)%   (0.99)%   27.91%    2.89%   (8.30)%
------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)..   $54,463      $60,072   $68,666   $77,901  $66,900  $72,856
Ratio of Expenses
 to Average Net
 Assets (B)..........      0.48%(D)     0.47%     0.50%     0.49%    0.50%    0.49%
Ratio of Expenses
 to Average Net
 Assets (Excluding
 Fees (Waived),
 (Expenses
 Reimbursed),
 and/or Previously
 Waived Fees
 Recovered by
 Advisor) (B)........      0.68%(D)     0.53%     0.50%     0.49%    0.50%    0.49%
Ratio of Net
 Investment Income
 to Average Net
 Assets..............      2.99%(D)     3.05%     4.28%     2.91%    3.49%    3.24%
------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2016, the Portfolio owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $144 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               Increase       Increase
                                              (Decrease)     (Decrease)
                               Increase     Undistributed   Accumulated
                              (Decrease)    Net Investment  Net Realized
                            Paid-In Capital     Income     Gains (Losses)
                            --------------- -------------- --------------
       LWAS/DFA
         International
         High Book to
         Market Portfolio..      $135            $(67)          $(68)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term   Tax Exempt
                                                      Capital Gains  Capital Gains   Income   Total
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2014.................................................     $3,319        $3,304         --     $6,623
2015.................................................      1,918         1,481         --      3,399

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                 Net Investment
                                   Income and
                                   Short-Term     Long-Term
                                 Capital Gains  Capital Gains Total
                                 -------------- ------------- -----
            LWAS/DFA
              International
              High Book to
              Market Portfolio..      $61            $72      $133

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     Undistributed                                               Total Net
                                     Net Investment                                            Distributable
                                       Income and   Undistributed                 Unrealized     Earnings
                                       Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                     Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $270         $2,241          --           $2,100        $4,611

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2015, the Portfolio did not utilize capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  Net
                                                               Unrealized
                          Federal   Unrealized   Unrealized   Appreciation
                          Tax Cost Appreciation Depreciation (Depreciation)
                          -------- ------------ ------------ --------------
     LWAS/DFA
       International
       High Book to
       Market Portfolio.. $54,527      $(59)         --           $(59)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2016.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

   At April 30, 2016, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      The DFA International Value Series
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------

TOTAL INVESTMENT SECURITIES                                            19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd... 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd............................ 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd...................... 3,159,294   67,640,474            0.7%
    Other Securities.............................            385,127,473            4.2%
                                                            ------------            ----
TOTAL AUSTRALIA..................................            599,370,783            6.5%
                                                            ------------            ----

AUSTRIA -- (0.1%)
    Other Securities.............................              8,597,516            0.1%
                                                            ------------            ----

BELGIUM -- (1.4%)
    Other Securities.............................            135,894,454            1.5%
                                                            ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................. 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd. (136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd. (2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp...................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc........................... 3,920,306  115,075,227            1.3%
    Other Securities.............................            411,534,370            4.5%
                                                            ------------            ----
TOTAL CANADA.....................................            779,188,085            8.5%
                                                            ------------            ----

DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................   766,236   54,848,737            0.6%
    Other Securities.............................            103,831,510            1.1%
                                                            ------------            ----
TOTAL DENMARK....................................            158,680,247            1.7%
                                                            ------------            ----

FINLAND -- (0.6%)
    Other Securities.............................             59,849,749            0.7%
                                                            ------------            ----

FRANCE -- (8.5%)
#   AXA SA....................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA............................... 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain.......................... 1,789,605   82,004,233            0.9%
#   Engie SA..................................... 3,727,183   61,474,073            0.7%
    Orange SA.................................... 4,969,645   82,565,290            0.9%
    Renault SA...................................   637,211   61,483,066            0.7%
    Societe Generale SA.......................... 1,935,625   76,161,346            0.8%
    Total SA..................................... 3,839,334  194,043,000            2.1%
    Other Securities.............................            164,835,925            1.7%
                                                            ------------            ----
TOTAL FRANCE.....................................            830,799,071            9.0%
                                                            ------------            ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG..................   972,382   89,958,516            1.0%
    Daimler AG................................... 2,326,914  162,131,549            1.8%
    E.ON SE...................................... 7,340,371   76,076,858            0.8%
    Other Securities.............................            236,901,880            2.6%
                                                            ------------            ----
TOTAL GERMANY....................................            689,391,097            7.5%
                                                            ------------            ----

HONG KONG -- (2.2%)
    Other Securities.............................            216,550,227            2.4%
                                                            ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   25,545,280            0.3%
                                                      --------------           -----

ISRAEL -- (0.3%)
    Other Securities......................                33,961,734            0.4%
                                                      --------------           -----

ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN...............................               279,204,868            3.0%
                                                      --------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----

SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    343,651 $   77,109,860            0.8%
      Other Securities................................               276,633,468            3.1%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               779,266,583            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571     50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                           -         ------             -
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                The U.S. Large    The DFA
                                                                                  Cap Value    International
                                                                                   Series*     Value Series*
                                                                                -------------- -------------
ASSETS:
Investments at Value (including $1,307,178 and $648,436 of securities on loan,
 respectively).................................................................  $19,410,300    $9,070,307
Temporary Cash Investments at Value & Cost.....................................      195,968            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......      681,194       677,034
Segregated Cash for Futures Contracts..........................................        5,760         2,392
Foreign Currencies at Value....................................................           --        49,325
Cash...........................................................................           --             1
Receivables:
  Investment Securities Sold...................................................       33,856        32,802
  Dividends, Interest and Tax Reclaims.........................................       23,979        41,783
  Securities Lending Income....................................................          238         1,620
Unrealized Gain on Forward Currency Contracts..................................           --             2
Unrealized Gain on Foreign Currency Contracts..................................           --             2
Prepaid Expenses and Other Assets..............................................           19             5
                                                                                 -----------    ----------
     Total Assets..............................................................   20,351,314     9,875,273
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................      681,194       677,034
  Investment Securities Purchased..............................................       71,184            --
  Due to Advisor...............................................................        1,580         1,474
  Line of Credit...............................................................           --           529
  Futures Margin Variation.....................................................          851           316
Unrealized Loss on Foreign Currency Contracts..................................           --             1
Accrued Expenses and Other Liabilities.........................................          842           632
                                                                                 -----------    ----------
     Total Liabilities.........................................................      755,651       679,986
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $19,595,663    $9,195,287
                                                                                 ===========    ==========
Investments at Cost............................................................  $14,067,207    $9,292,312
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $        --    $   48,728
                                                                                 ===========    ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5 and $13,081, respectively).  $ 242,607     $ 148,183
  Income from Securities Lending............................................      2,235         5,233
                                                                              ---------     ---------
     Total Investment Income................................................    244,842       153,416
                                                                              ---------     ---------
Expenses
  Investment Management Fees................................................      9,096         8,649
  Accounting & Transfer Agent Fees..........................................        459           224
  Custodian Fees............................................................         96           397
  Shareholders' Reports.....................................................         23            12
  Directors'/Trustees' Fees & Expenses......................................         77            37
  Professional Fees.........................................................        166            83
  Other.....................................................................        256           164
                                                                              ---------     ---------
     Total Expenses.........................................................     10,173         9,566
                                                                              ---------     ---------
  Fees Paid Indirectly (Note C).............................................         --           (25)
                                                                              ---------     ---------
  Net Expenses..............................................................     10,173         9,541
                                                                              ---------     ---------
  Net Investment Income (Loss)..............................................    234,669       143,875
                                                                              ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    124,227      (220,143)
    Futures.................................................................      9,023         4,471
    Foreign Currency Transactions...........................................         --         2,418
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   (304,230)     (244,070)
    Futures.................................................................      3,800         1,200
    Translation of Foreign Currency Denominated Amounts.....................         --         1,789
                                                                              ---------     ---------
  Net Realized and Unrealized Gain (Loss)...................................   (167,180)     (454,335)
                                                                              ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $  67,489     $(310,460)
                                                                              =========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2016          2015        2016         2015
                                                               -----------  -----------  ----------- -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   234,669  $   413,724  $  143,875  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     124,227      858,150    (220,143)     244,684
    Futures...................................................       9,023          (43)      4,471           --
    Foreign Currency Transactions.............................          --           --       2,418       (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    (304,230)  (1,018,426)   (244,070)  (1,034,230)
    Futures...................................................       3,800           --       1,200           --
    Translation of Foreign Currency Denominated Amounts.......          --           --       1,789          654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................      67,489      253,405    (310,460)    (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,111,084    1,769,181     731,108    1,070,207
  Withdrawals.................................................    (676,967)  (1,305,211)   (453,266)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     434,117      463,970     277,842      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................     501,606      717,375     (32,618)    (115,761)
Net Assets
  Beginning of Period.........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Period............................................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                   The U.S. Large Cap Value Series
                           ------------------------------------------------------------------------------  ---------------
                             Six Months        Year         Year         Year         Year        Year       Six Months
                                Ended         Ended        Ended        Ended        Ended       Ended          Ended
                              April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,      April 30,
                                2016           2015         2014         2013         2012        2011          2016
---------------------------------------------------------------------------------------------------------------------------
                             (Unaudited)                                                                     (Unaudited)
Total Return..............        0.06%(C)        1.32%       15.67%       35.68%       18.31%       5.69%      (3.82)%(C)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107  $9,195,287
Ratio of Expenses to
 Average Net Assets.......        0.11%(D)        0.11%        0.11%        0.11%        0.12%       0.12%       0.22%(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............        0.11%(D)        0.11%        0.11%        0.11%        0.12%       0.12%       0.22%(D)
Ratio of Net Investment
 Income to Average Net
 Assets...................        2.58%(D)        2.20%        1.90%        1.98%        2.15%       1.79%       3.33%(D)
Portfolio Turnover Rate...           9%(C)          16%          15%          15%          10%         14%          9%(C)
---------------------------------------------------------------------------------------------------------------------------

                                  The DFA International Value Series
                           -------------------------------------------------------------
                               Year         Year        Year        Year         Year
                              Ended        Ended       Ended       Ended        Ended
                             Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                               2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------

Total Return..............      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-----------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).............. $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to
 Average Net Assets.......       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................       3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate...         21%          17%          15%         14%          9%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Trust; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Directors, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20%, respectively, of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $25

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $459
                    The DFA International Value Series.  313

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $2,097,033 $1,576,121
           The DFA International Value Series.  1,118,820    781,486

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                     Federal     Unrealized   Unrealized   Appreciation
                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value Series.   9,979,881   1,024,400   (1,256,940)     (232,540)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the International Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                         Unrealized
                                                               Value at    Foreign
Settlement Currency                                   Contract April 30,  Exchange
   Date    Amount**     Currency        Counterparty   Amount    2016    Gain (Loss)
---------- -------- ------------------ -------------- -------- --------- -----------
 05/03/16   (4,990) Australian Dollar  Citibank, N.A. $(3,796)  $(3,794)     $2
                                                      -------   -------      --
                                                      $(3,796)  $(3,794)     $2
                                                      =======   =======      ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                               Description           Date    Contracts*  Value   Gain (Loss) Collateral
                          ----------------------- ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/17/16    1,280    $131,782   $3,800      $5,760
                                                                        --------   ------
                                                                        $131,782   $3,800      $5,760
                                                                        ========   ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                   Description           Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                              Asset Derivatives Value
                                         --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
                                         -------------- --------- ---------
     The U.S. Large Cap Value Series....     $3,800         --     $3,800*
     The DFA International Value Series.      1,443        $ 2      1,441*

                                            Liability Derivatives Value
                                         --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
                                         -------------- --------- ---------
     The DFA International Value Series.     $ (241)        --     $ (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2016 (amounts in thousands):

                                        Realized Gain (Loss) on
                                              Derivatives
                                       ------------------------------
                                                 Foreign
                                                Exchange    Equity
                                       Total    Contracts  Contracts
                                        ------  ---------  ---------
              The U.S. Large Cap
                Value Series.......... $9,023       --      $9,023
              The DFA International
                Value Series..........  4,655     $184       4,471

                                          Change in Unrealized
                                       Appreciation (Depreciation) on
                                              Derivatives
                                       ------------------------------
                                                 Foreign
                                                Exchange    Equity
                                       Total    Contracts  Contracts
                                        ------  ---------  ---------
              The U.S. Large Cap
                Value Series.......... $3,800       --      $3,800
              The DFA International
                Value Series..........  1,202     $  2       1,200

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                       Weighted      Weighted    Number of   Interest Maximum Amount
                        Average      Average        Days     Expense  Borrowed During
                     Interest Rate Loan Balance Outstanding* Incurred   the Period
                     ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap
  Value Series......     0.87%       $53,510          3         $4        $56,418
The DFA
  International
  Value Series......     0.93%         4,064         12          1         10,760

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Seires had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                     Realized Gain
              Portfolio            Purchases  Sales     (Loss)
              ---------            --------- ------- -------------
              The U.S. Large Cap
                Value Series......  $67,933  $89,590    $3,047
              The DFA
                International
                Value Series......      155    2,914      (210)

J. Securities Lending:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Government securities with a market value of $667,585, and $103 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                          Remaining Contractual Maturity of the Agreements
                                                        As of April 30, 2016
                                    ------------------------------------------------------------
                                    Overnight and             Between
                                     Continuous    <30 days 30 & 90 days >90 days     Total
                                    -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
 Bonds............................. $  681,194,103   $--        $--        $--    $  681,194,103
The DFA International Value Series
 Bonds............................. $  677,033,964   $--        $--        $--    $  677,033,964
                                    --------------   ---        ---        ---    --------------
Total.............................. $1,358,228,067   $--        $--        $--    $1,358,228,067
                                    --------------   ---        ---        ---    --------------
Total Borrowings................... $1,358,228,067   $--        $--        $--    $1,358,228,067
                                    --------------   ---        ---        ---    --------------
Gross amount of recognized liabilities for securities lending transactions....... $1,358,228,067
                                                                                  ==============

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-003S
 [LOGO]                                                              00157601

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,


Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                Page
                                                                ----
            Letter to Shareholders
            Definitions of Abbreviations and Footnotes.........   1
               Disclosure of Fund Expenses.....................   2
               Disclosure of Portfolio Holdings................   4
               Schedules of Investments
               Global Equity Portfolio.........................   5
               Global Allocation 60/40 Portfolio...............   6
               Global Allocation 25/75 Portfolio...............   7
               Statements of Assets and Liabilities............   8
               Statements of Operations........................   9
               Statements of Changes in Net Assets.............  10
               Financial Highlights............................  11
               Notes to Financial Statements...................  15
            Voting Proxies on Fund Portfolio Securities........  24
            Board Approval of Investment Management Agreements.  25

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended April 30, 2016
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/15  04/30/16    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $  998.00    0.55%    $2.73
      Institutional Class Shares... $1,000.00 $  999.40    0.30%    $1.49
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.13    0.55%    $2.77
      Institutional Class Shares... $1,000.00 $1,023.37    0.30%    $1.51

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/15  04/30/16    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,010.70    0.53%    $2.65
   Institutional Class Shares......... $1,000.00 $1,012.10    0.28%    $1.40
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.23    0.53%    $2.66
   Institutional Class Shares......... $1,000.00 $1,023.47    0.28%    $1.41

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,011.50    0.50%    $2.50
   Institutional Class Shares......... $1,000.00 $1,013.00    0.25%    $1.25
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.38    0.50%    $2.51
   Institutional Class Shares......... $1,000.00 $1,023.62    0.25%    $1.26

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)


                                                            Shares        Value+
                                                          ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.................... 135,546,355 $2,259,557,743
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc....................  96,095,500  1,110,863,976
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc....................  43,156,366    753,941,714
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc....................  17,853,647    304,404,688
Investment in DFA Real Estate Securities Portfolio
  DFA Investment Dimensions Group Inc....................   3,301,886    112,231,104
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................                        900
                                                                      --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $3,549,329,950)...............................              4,541,000,125
                                                                      --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $541,572)........................................     541,572        541,572
                                                                      --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,549,871,522)...............................             $4,541,541,697
                                                                      ==============

Summary of the Global Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $4,541,000,125   --      --    $4,541,000,125
 Temporary Cash Investments......        541,572   --      --           541,572
                                  --------------   --      --    --------------
 TOTAL........................... $4,541,541,697   --      --    $4,541,541,697
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)


                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc................................. 55,052,611 $  917,727,029
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 47,853,606    459,394,614
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc................................. 39,111,070    452,123,964
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc................................. 17,510,339    305,905,614
Investment in DFA Short-Term Extended Quality Portfolio
  DFA Investment Dimensions Group Inc................................. 27,960,455    304,768,955
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,905,037    151,425,854
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 13,549,050    150,665,430
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.................................  7,233,951    123,338,870
Investment in DFA Inflation-Protected Securities Portfolio
  DFA Investment Dimensions Group Inc.................................  6,240,726     74,763,903
Investment in DFA World ex U.S. Government Fixed Income Portfolio
  DFA Investment Dimensions Group Inc.................................  7,334,030     73,633,661
Investment in DFA Real Estate Securities Portfolio
  DFA Investment Dimensions Group Inc.................................  1,330,808     45,234,180
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,699,631,480)............................................             3,058,982,074
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $1,640,802)...................................................  1,640,802      1,640,802
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,701,272,282)............................................            $3,060,622,876
                                                                                  ==============

Summary of the Global Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,058,982,074   --      --    $3,058,982,074
 Temporary Cash Investments......      1,640,802   --      --         1,640,802
                                  --------------   --      --    --------------
 TOTAL........................... $3,060,622,876   --      --    $3,060,622,876
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                     Shares      Value+
                                                                   ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio
  DFA Investment Dimensions Group Inc............................. 19,805,948 $215,884,835
Investment in DFA Two-Year Global Fixed Income Portfolio
  DFA Investment Dimensions Group Inc............................. 21,606,547  215,417,270
Investment in U.S. Core Equity 2 Portfolio
  DFA Investment Dimensions Group Inc.............................  5,326,298   88,789,383
Investment in DFA Inflation-Protected Securities Portfolio
  DFA Investment Dimensions Group Inc.............................  6,651,017   79,679,186
Investment in International Core Equity Portfolio
  DFA Investment Dimensions Group Inc.............................  3,752,216   43,375,620
Investment in U.S. Core Equity 1 Portfolio
  DFA Investment Dimensions Group Inc.............................  1,696,949   29,645,693
Investment in DFA World ex U.S. Government Fixed Income Portfolio
  DFA Investment Dimensions Group Inc.............................  2,848,450   28,598,436
Investment in Emerging Markets Core Equity Portfolio
  DFA Investment Dimensions Group Inc.............................    702,042   11,969,823
Investment in DFA Real Estate Securities Portfolio
  DFA Investment Dimensions Group Inc.............................    126,150    4,287,853
                                                                              ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $658,455,969)..........................................             717,648,099
                                                                              ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.455%
  (Cost $386,433).................................................    386,433      386,433
                                                                              ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $658,842,402)..........................................            $718,034,532
                                                                              ============

Summary of the Global Fund's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $717,648,099   --      --    $717,648,099
   Temporary Cash Investments......      386,433   --      --         386,433
                                    ------------   --      --    ------------
   TOTAL........................... $718,034,532   --      --    $718,034,532
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  4,541,000   $  3,058,982    $    717,648
Temporary Cash Investments at Value & Cost..................................          542          1,641             386
Receivables:
  Affiliated Investment Companies Sold......................................          756             --              --
  Interest..................................................................            1              1              --
  Fund Shares Sold..........................................................        4,609          2,946           1,250
  From Advisor..............................................................          279             --              --
Prepaid Expenses and Other Assets...........................................          102             67              30
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    4,547,289      3,063,637         719,314
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed......................................................        3,239          3,620             197
  Due to Advisor............................................................           --             64              19
Accrued Expenses and Other Liabilities......................................          192            110              29
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................        3,431          3,794             245
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,543,858   $  3,059,843    $    719,069
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $53,026; $5,956 and $508 and
 shares outstanding of 2,931,575; 380,247 and 39,838, respectively.......... $      18.09   $      15.66    $      12.75
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $4,490,832; $3,053,887 and $718,561 and shares outstanding of 249,766,933; 196,115,867 and
 56,227,237, respectively................................................... $      17.98   $      15.57    $      12.78
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  3,549,330   $  2,699,631    $    658,456
                                                                             ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  3,693,763   $  2,714,316    $    664,979
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          115            567             242
Accumulated Net Realized Gain (Loss)........................................     (141,690)       (14,391)         (5,344)
Net Unrealized Appreciation (Depreciation)..................................      991,670        359,351          59,192
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  4,543,858   $  3,059,843    $    719,069
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               Global     Global
                                                                                             Allocation Allocation
                                                                               Global Equity   60/40      25/75
                                                                                Portfolio*   Portfolio  Portfolio
                                                                               ------------- ---------- ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies.........
  Income Distributions........................................................   $ 43,031     $ 33,928   $ 6,245
                                                                                 --------     --------   -------
     Total Investment Income Received from Affiliated Investment Companies....     43,031       33,928     6,245
                                                                                 --------     --------   -------
Fund Investment Income
  Dividends...................................................................          4            4         1
                                                                                 --------     --------   -------
Fund Expenses
  Investment Management Fees..................................................      6,380        3,619       702
  Accounting & Transfer Agent Fees............................................         15           11         4
  Custodian Fees..............................................................         --            1         1
  Shareholder Servicing Fees -- Class R2 Shares...............................         62            7         1
  Filing Fees.................................................................         91           54        20
  Shareholders' Reports.......................................................         90           53        12
  Directors'/Trustees' Fees & Expenses........................................         18           12         3
  Professional Fees...........................................................         13            9         2
  Other.......................................................................         13           11         4
                                                                                 --------     --------   -------
     Total Expenses...........................................................      6,682        3,777       749
                                                                                 --------     --------   -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)..............................................     (6,024)      (3,236)     (583)
                                                                                 --------     --------   -------
  Net Expenses................................................................        658          541       166
                                                                                 --------     --------   -------
  Net Investment Income (Loss)................................................     42,377       33,391     6,080
                                                                                 --------     --------   -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment Companies....     51,451       22,681     2,512
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold...............................     (7,322)     (10,861)   (1,411)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares....................................    (81,579)      (9,711)    2,343
                                                                                 --------     --------   -------
  Net Realized and Unrealized Gain (Loss).....................................    (37,450)       2,109     3,444
                                                                                 --------     --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations...............   $  4,927     $ 35,500   $ 9,524
                                                                                 ========     ========   =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Global Allocation 60/40 Global Allocation 25/75
                                              Global Equity Portfolio        Portfolio              Portfolio
                                              ----------------------  ----------------------  ---------------------
                                              Six Months     Year     Six Months     Year     Six Months      Year
                                                 Ended      Ended        Ended      Ended        Ended       Ended
                                               April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,    Oct. 31,
                                                 2016        2015        2016        2015        2016         2015
                                              ----------- ----------  ----------- ----------  -----------  ---------
                                              (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)............... $   42,377  $   79,712  $   33,391  $   55,092   $   6,080   $  11,160
  Capital Gain Distributions Received from
   Affiliated Investment Companies...........     51,451      15,304      22,681       7,822       2,512       1,385
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares
     Sold....................................     (7,322)     (3,795)    (10,861)     (7,296)     (1,411)     (1,571)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares.............    (81,579)    (94,974)     (9,711)    (60,385)      2,343      (5,723)
                                              ----------  ----------  ----------  ----------   ---------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.............................      4,927      (3,753)     35,500      (4,767)      9,524       5,251
                                              ----------  ----------  ----------  ----------   ---------   ---------
Distributions From:
  Net Investment Income:
    Class R2 Shares..........................       (543)       (514)        (73)        (73)         (4)         (7)
    Institutional Class Shares...............    (43,077)    (78,276)    (34,968)    (54,118)     (5,823)    (13,381)
  Net Short-Term Gains:
    Institutional Class Shares...............         --          --          --          --          --        (306)
  Net Long-Term Gains:
    Class R2 Shares..........................         --          --          --          --          --          (1)
    Institutional Class Shares...............         --          --          --          --          (7)     (1,076)
                                              ----------  ----------  ----------  ----------   ---------   ---------
     Total Distributions.....................    (43,620)    (78,790)    (35,041)    (54,191)     (5,834)    (14,771)
                                              ----------  ----------  ----------  ----------   ---------   ---------
Capital Share Transactions:
  Shares Issued..............................    678,587   1,327,991     508,670     984,888      99,143     247,016
  Shares Issued in Lieu of Cash
   Distributions.............................     43,227      77,839      34,433      52,988       5,816      14,742
  Shares Redeemed............................   (521,341)   (773,605)   (443,404)   (639,007)   (102,080)   (213,296)
                                              ----------  ----------  ----------  ----------   ---------   ---------
     Net Increase (Decrease) from
      Capital Share Transactions.............    200,473     632,225      99,699     398,869       2,879      48,462
                                              ----------  ----------  ----------  ----------   ---------   ---------
     Total Increase (Decrease) in Net
      Assets.................................    161,780     549,682     100,158     339,911       6,569      38,942
Net Assets
  Beginning of Period........................  4,382,078   3,832,396   2,959,685   2,619,774     712,500     673,558
                                              ----------  ----------  ----------  ----------   ---------   ---------
  End of Period.............................. $4,543,858  $4,382,078  $3,059,843  $2,959,685   $ 719,069   $ 712,500
                                              ==========  ==========  ==========  ==========   =========   =========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income).......................... $      115  $    1,358  $      567  $    2,217   $     242   $     (11)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                   Global Equity Portfolio-Class R2 Shares
                                                         -----------------------------------------------------------
                                                         Six Months       Year      Year     Year     Year     Year
                                                            Ended        Ended     Ended    Ended    Ended    Ended
                                                          April 30,     Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                            2016          2015      2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................   $ 18.32      $ 18.66   $ 17.44   $13.78   $12.67   $12.71
                                                           -------      -------   -------   ------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.15         0.31      0.28     0.27     0.24     0.22
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................     (0.19)       (0.34)     1.24     3.67     1.10    (0.04)
                                                           -------      -------   -------   ------   ------   ------
   Total from Investment Operations.....................     (0.04)       (0.03)     1.52     3.94     1.34     0.18
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.19)       (0.31)    (0.30)   (0.28)   (0.23)   (0.22)
  Net Realized Gains....................................        --           --        --       --       --       --
                                                           -------      -------   -------   ------   ------   ------
   Total Distributions..................................     (0.19)       (0.31)    (0.30)   (0.28)   (0.23)   (0.22)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $ 18.09      $ 18.32   $ 18.66   $17.44   $13.78   $12.67
======================================================== ===========    ========  ======== ======== ======== ========
Total Return............................................     (0.20)%(C)   (0.16)%    8.73%   28.87%   10.78%    1.34%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $53,026      $50,269   $10,109   $5,517   $4,055   $4,294
Ratio of Expenses to Average Net Assets (B).............      0.55%(D)     0.57%     0.56%    0.57%    0.60%    0.60%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)..............................      0.83%(D)     0.86%     0.85%    0.87%    0.90%    0.90%
Ratio of Net Investment Income to Average Net Assets....      1.73%(D)     1.67%     1.54%    1.76%    1.85%    1.61%
----------------------------------------------------------------------------------------------------------------------

                                                             Global Allocation 60/40 Portfolio-Class R2 Shares
                                                         ---------------------------------------------------------
                                                         Six Months     Year      Year     Year     Year     Year
                                                            Ended      Ended     Ended    Ended    Ended    Ended
                                                          April 30,   Oct. 31,  Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                            2016        2015      2014     2013     2012     2011
-------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period....................   $15.70      $16.01    $15.32  $ 13.40  $ 12.66   $12.51
                                                           ------      ------    ------  -------  -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................     0.16        0.26      0.22     0.24     0.21     0.23
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       --       (0.31)     0.67     1.93     0.78     0.16
                                                           ------      ------    ------  -------  -------   ------
   Total from Investment Operations.....................     0.16       (0.05)     0.89     2.17     0.99     0.39
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................    (0.20)      (0.26)    (0.20)   (0.25)   (0.25)   (0.23)
  Net Realized Gains....................................       --          --        --       --       --    (0.01)
                                                           ------      ------    ------  -------  -------   ------
   Total Distributions..................................    (0.20)      (0.26)    (0.20)   (0.25)   (0.25)   (0.24)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $15.66      $15.70    $16.01  $ 15.32  $ 13.40   $12.66
======================================================== ===========  ========  ======== ======== ======== ========
Total Return............................................     1.07%(C)   (0.27)%    5.85%   16.35%    8.05%    3.13%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $5,956      $5,455    $3,259  $14,140  $11,403   $3,353
Ratio of Expenses to Average Net Assets (B).............     0.53%(D)    0.54%     0.54%    0.54%    0.56%    0.58%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)..............................     0.76%(D)    0.77%     0.77%    0.77%    0.79%    0.81%
Ratio of Net Investment Income to Average Net Assets....     2.06%(D)    1.61%     1.42%    1.71%    1.60%    1.76%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                 Global Allocation 25/75 Portfolio-Class R2 Shares
                                                             --------------------------------------------------------
                                                             Six Months     Year     Year     Year     Year     Year
                                                                Ended      Ended    Ended    Ended    Ended    Ended
                                                              April 30,   Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2016        2015     2014     2013     2012     2011
----------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $12.74      $12.93   $12.75   $12.16   $11.78   $11.65
                                                               ------      ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.09        0.14     0.14     0.16     0.14     0.16
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.05       (0.08)    0.20     0.58     0.43     0.15
                                                               ------      ------   ------   ------   ------   ------
   Total from Investment Operations.........................     0.14        0.06     0.34     0.74     0.57     0.31
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.13)      (0.23)   (0.13)   (0.15)   (0.18)   (0.16)
 Net Realized Gains.........................................       --       (0.02)   (0.03)      --    (0.01)   (0.02)
                                                               ------      ------   ------   ------   ------   ------
   Total Distributions......................................    (0.13)      (0.25)   (0.16)   (0.15)   (0.19)   (0.18)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $12.75      $12.74   $12.93   $12.75   $12.16   $11.78
===========================================================  ===========  ======== ======== ======== ======== ========
Total Return................................................     1.15%(C)    0.50%    2.69%    6.15%    4.86%    2.71%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $  508      $  428   $  183   $2,215   $2,449   $  408
Ratio of Expenses to Average Net Assets (B).................     0.50%(D)    0.51%    0.52%    0.53%    0.59%    0.77%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)..................................     0.67%(D)    0.68%    0.69%    0.70%    0.76%    0.94%
Ratio of Net Investment Income to Average Net Assets........     1.41%(D)    1.12%    1.09%    1.28%    1.14%    1.35%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                              Global Equity Portfolio-Institutional Class Shares
                                  --------------------------------------------------------------------------
                                    Six Months       Year        Year        Year        Year        Year
                                       Ended        Ended       Ended       Ended       Ended       Ended
                                     April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                       2016          2015        2014        2013        2012        2011
--------------------------------------------------------------------------------------------------------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period.......................... $    18.17      $    18.51  $    17.30  $    13.67  $    12.58  $    12.62
                                  ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)....................       0.17            0.35        0.34        0.31        0.27        0.25
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................      (0.18)          (0.34)       1.21        3.63        1.09       (0.04)
                                  ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations...................      (0.01)           0.01        1.55        3.94        1.36        0.21
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..........      (0.18)          (0.35)      (0.34)      (0.31)      (0.27)      (0.25)
  Net Realized Gains.............         --              --          --          --          --          --
                                  ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions...........      (0.18)          (0.35)      (0.34)      (0.31)      (0.27)      (0.25)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................... $    17.98      $    18.17  $    18.51  $    17.30  $    13.67  $    12.58
================================= ===========     ==========  ==========  ==========  ==========  ==========
Total Return.....................      (0.06)%(C)       0.07%       9.03%      29.19%      11.00%       1.62%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $4,490,832      $4,331,809  $3,822,287  $3,018,911  $2,143,950  $1,813,296
Ratio of Expenses to Average Net
 Assets (B)......................       0.30%(D)        0.31%       0.31%       0.31%       0.33%       0.33%
Ratio of Expenses to Average Net
 Assets (Fees (Waived),
 (Expenses Reimbursed), and/
 or Previously Waived Fees
 Recovered by Advisor) (B).......       0.58%(D)        0.60%       0.60%       0.61%       0.63%       0.63%
Ratio of Net Investment Income
 to Average Net Assets...........       2.00%(D)        1.90%       1.87%       2.02%       2.05%       1.90%
--------------------------------------------------------------------------------------------------------------

                                         Global Allocation 60/40 Portfolio-Institutional Class Shares
                                  -------------------------------------------------------------------------
                                   Six Months       Year        Year        Year        Year        Year
                                      Ended        Ended       Ended       Ended       Ended       Ended
                                    April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                      2016          2015        2014        2013        2012        2011
------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Net Asset Value, Beginning of
 Period.......................... $    15.57     $    15.88  $    15.24  $    13.33  $    12.59  $    12.45
                                  ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
  Net Investment Income
   (Loss) (A)....................       0.17           0.31        0.27        0.27        0.28        0.26
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................       0.01          (0.31)       0.65        1.92        0.75        0.16
                                  ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations...................       0.18             --        0.92        2.19        1.03        0.42
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..........      (0.18)         (0.31)      (0.28)      (0.28)      (0.29)      (0.27)
  Net Realized Gains.............         --             --          --          --          --       (0.01)
                                  ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions...........      (0.18)         (0.31)      (0.28)      (0.28)      (0.29)      (0.28)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................... $    15.57     $    15.57  $    15.88  $    15.24  $    13.33  $    12.59
================================= ===========    ==========  ==========  ==========  ==========  ==========
Total Return.....................       1.21%(C)         --%       6.08%      16.65%       8.37%       3.34%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $3,053,887     $2,954,230  $2,616,515  $1,847,771  $1,363,322  $1,129,945
Ratio of Expenses to Average Net
 Assets (B)......................       0.28%(D)       0.29%       0.29%       0.29%       0.30%       0.31%
Ratio of Expenses to Average Net
 Assets (Fees (Waived),
 (Expenses Reimbursed), and/
 or Previously Waived Fees
 Recovered by Advisor) (B).......       0.51%(D)       0.52%       0.52%       0.52%       0.53%       0.54%
Ratio of Net Investment Income
 to Average Net Assets...........       2.31%(D)       1.93%       1.70%       1.93%       2.18%       2.03%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                              Global Allocation 25/75 Portfolio-Institutional Class Shares
                                                             --------------------------------------------------------------
                                                             Six Months      Year      Year      Year      Year      Year
                                                                Ended       Ended     Ended     Ended     Ended     Ended
                                                              April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2016         2015      2014      2013      2012      2011
----------------------------------------------------------------------------------------------------------------------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................  $  12.72     $  12.89  $  12.69  $  12.11  $  11.73  $  11.60
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
Net Investment Income (Loss) (A)............................      0.11         0.20      0.17      0.18      0.20      0.21
Net Gains (Losses) on Securities (Realized and Unrealized)..      0.05        (0.10)     0.24      0.59      0.41      0.16
                                                              --------     --------  --------  --------  --------  --------
   Total from Investment Operations.........................      0.16         0.10      0.41      0.77      0.61      0.37
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.10)       (0.25)    (0.18)    (0.19)    (0.22)    (0.22)
 Net Realized Gains.........................................        --        (0.02)    (0.03)       --     (0.01)    (0.02)
                                                              --------     --------  --------  --------  --------  --------
   Total Distributions......................................     (0.10)       (0.27)    (0.21)    (0.19)    (0.23)    (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................  $  12.78     $  12.72  $  12.89  $  12.69  $  12.11  $  11.73
===========================================================  ===========   ========  ========  ========  ========  ========
Total Return................................................      1.30%(C)     0.79%     3.30%     6.38%     5.22%     3.23%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................  $718,561     $712,072  $673,375  $557,112  $417,679  $300,213
Ratio of Expenses to Average Net Assets (B).................      0.25%(D)     0.26%     0.27%     0.27%     0.28%     0.28%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)..................................      0.42%(D)     0.43%     0.44%     0.44%     0.45%     0.45%
Ratio of Net Investment Income to Average Net Assets........      1.73%(D)     1.58%     1.36%     1.47%     1.71%     1.83%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                Global Funds (Percentage of Ownership at April 30, 2016)
                                              ------------------------------------------------------------
                                              Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                    Portfolio          Portfolio               Portfolio
------------                                  ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...........        5%                 2%                     --*
U.S. Core Equity 2 Portfolio (IDG)...........       14%                 6%                      1%
DFA Real Estate Securities Portfolio (IDG)...        2%                 1%                     --*
International Core Equity Portfolio (IDG)....        7%                 3%                     --*
Emerging Markets Core Equity Portfolio
  (IDG)......................................        2%                 1%                     --*
DFA Two-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                N/A                       4%
DFA Selectively Hedged Global Fixed Income
  Portfolio (IDG)............................      N/A                 48%                    N/A
DFA Five-Year Global Fixed Income Portfolio
  (IDG)......................................      N/A                  1%                    N/A
DFA Inflation-Protected Securities Portfolio
  (IDG)......................................      N/A                  2%                      2%
DFA Short-Term Extended Quality Portfolio
  (IDG)......................................      N/A                  7%                      5%
DFA Intermediate-Term Extended Quality
  Portfolio (IDG)............................      N/A                 13%                    N/A
The Canadian Small Company Series (ITC)......       --*               N/A                     N/A
DFA World ex U.S. Government Fixed Income
  Portfolio (IDG)............................      N/A                 12%                      4%

   N/A -- Global Fund does not have any ownership in Master Fund.

   *Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. The Global Equity Portfolio's, Global Allocation 60/40 Portfolio's and Global Allocation 25/75 Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor, on an annualized basis (the "Annualized Expense Ratio"), to the expense limitations listed below based on a percentage of average net assets on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the expense limitations listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the expense limitation listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement.

                                                                  Previously
                                                  Recovery       Waived Fees/
                                    Expense    of Previously   Expenses Assumed
                                   Limitation   Waived Fees/   Subject to Future
Institutional Class Shares           Amount   Expenses Assumed     Recovery
--------------------------         ---------- ---------------- -----------------
Global Equity Portfolio...........    0.27%          --             $31,791
Global Allocation 60/40 Portfolio.    0.25%          --              16,629
Global Allocation 25/75 Portfolio.    0.22%          --               3,238

Class R2 Shares
---------------
Global Equity Portfolio...........    0.27%          --                 193
Global Allocation 60/40 Portfolio.    0.25%          --                  64
Global Allocation 25/75 Portfolio.    0.22%          --                   6

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     Global Equity Portfolio........... $86
                     Global Allocation 60/40 Portfolio.  53
                     Global Allocation 25/75 Portfolio.  14

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                             Global Equity Portfolio
                                        ------------------------------------------------------------------
                                        Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases  Sales    Income   Realized Gains
-------------------------------         ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio........... $2,199,529 $2,259,558 $154,824  $ 23,502 $21,848      $42,739
International Core Equity Portfolio....  1,065,657  1,110,864   85,006    30,288   8,929           --
U.S. Core Equity 1 Portfolio...........    735,772    753,942   43,951     9,103   7,357        8,712
Emerging Markets Core Equity Portfolio.    281,473    304,405   18,891     1,258   2,788           --
DFA Real Estate Securities Portfolio...     97,689    112,231   11,261        --   2,109           --
                                        ---------- ---------- --------  -------- -------      -------
Total.................................. $4,380,120 $4,541,000 $313,933  $ 64,151 $43,031      $51,451
                                        ========== ========== ========  ======== =======      =======

                                                        Global Allocation 60/40 Portfolio
                                        ------------------------------------------------------------------
                                        Balance at Balance at                    Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases  Sales    Income   Realized Gains
-------------------------------         ---------- ---------- --------- -------- -------- ----------------
U.S. Core Equity 2 Portfolio........... $  895,969 $  917,727 $ 88,322  $ 38,549 $ 8,876      $17,441
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................    441,236    459,395   49,978    40,548   4,747           --
International Core Equity Portfolio....    429,098    452,124   29,310     2,676   3,638           --
U.S. Core Equity 1 Portfolio...........    305,977    305,906   14,575     8,232   2,998        3,539
DFA Short-Term Extended Quality
  Portfolio............................    294,533    304,769   35,514    27,468   2,629          427
DFA Intermediate-Term Extended Quality
  Portfolio............................    147,388    151,426   14,333    13,237   2,495          679
DFA Five-Year Global Fixed Income
  Portfolio............................    146,934    150,665   15,772    12,582   1,724          444
Emerging Markets Core Equity Portfolio.    112,645    123,339    8,611        --   1,112           --
DFA Inflation-Protected Securities
  Portfolio............................     73,904     74,764    3,945     5,782      --           68
DFA World ex U.S. Government Fixed
  Income Portfolio.....................     74,830     73,633    9,639     7,913   4,891           83
DFA Real Estate Securities Portfolio...     37,009     45,234    7,017        --     818           --
                                        ---------- ---------- --------  -------- -------      -------
Total.................................. $2,959,523 $3,058,982 $277,016  $156,987 $33,928      $22,681
                                        ========== ========== ========  ======== =======      =======

                                                        Global Allocation 25/75 Portfolio
                                        -----------------------------------------------------------------
                                        Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies         10/31/2015 4/30/2016  Purchases  Sales   Income   Realized Gains
-------------------------------         ---------- ---------- --------- ------- -------- ----------------
DFA Short-Term Extended Quality
  Portfolio............................  $215,038   $215,885   $11,758  $12,465  $1,916       $  317
DFA Two-Year Global Fixed Income
  Portfolio............................   215,434    215,417    11,730   11,944     646           --
U.S. Core Equity 2 Portfolio...........    91,788     88,789    12,813   13,571     890        1,736
DFA Inflation-Protected Securities
  Portfolio............................    78,543     79,679     2,567    4,343      --           73
International Core Equity Portfolio....    43,751     43,376     4,205    4,353     369           --
U.S. Core Equity 1 Portfolio...........    30,476     29,646     2,899    3,237     303          353
DFA World ex U.S. Government Fixed
  Income Portfolio.....................    28,447     28,598     2,929    1,629   1,924           33
Emerging Markets Core Equity Portfolio.    10,894     11,970     1,436      612     114           --
DFA Real Estate Securities Portfolio...     3,936      4,288       287       60      83           --
                                         --------   --------   -------  -------  ------       ------
Total..................................  $718,307   $717,648   $50,624  $52,214  $6,245       $2,512
                                         ========   ========   =======  =======  ======       ======

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to passive foreign investment companies, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
Global Equity Portfolio...........        --               --             --
Global Allocation 60/40 Portfolio.      $100           $   53        $  (153)
Global Allocation 25/75 Portfolio.        17            1,920         (1,937)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- -------
    Global Equity Portfolio
    2014..............................    $65,316            --     $65,316
    2015..............................     78,790            --      78,790
    Global Allocation 60/40 Portfolio
    2014..............................     37,571            --      37,571
    2015..............................     54,191            --      54,191
    Global Allocation 25/75 Portfolio
    2014..............................      8,701        $1,342      10,043
    2015..............................     12,062         2,710      14,772

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        Net Investment
                                          Income and
                                          Short-Term     Long-Term
                                        Capital Gains  Capital Gains Total
                                        -------------- ------------- -----
     Global Allocation 60/40 Portfolio.      $100            --      $100
     Global Allocation 25/75 Portfolio.        --           $17        17

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                               Total Net
                                   Net Investment                                            Distributable
                                     Income and   Undistributed                 Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                   -------------- ------------- ------------- -------------- -------------
Global Equity Portfolio...........     $1,435          --         $(59,727)      $947,157      $888,865
Global Allocation 60/40 Portfolio.      2,267          --           (9,873)       352,723       345,117
Global Allocation 25/75 Portfolio.         --           7               --         50,405        50,412

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                           Expires on October 31,
                                           --------------------
                                            2017      2018   2019  Total
                                           -------   ------- ---- -------
        Global Equity Portfolio........... $48,164   $10,998 $565 $59,727
        Global Allocation 60/40 Portfolio.   8,890       983   --   9,873
        Global Allocation 25/75 Portfolio.      --        --   --      --

   During the six months ended ended October 31, 2015, the Global Funds utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   Global Equity Portfolio........... $15,715
                   Global Allocation 60/40 Portfolio.   3,251
                   Global Allocation 25/75 Portfolio.      --

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
Global Equity Portfolio........... $3,675,964   $865,578           --      $865,578
Global Allocation 60/40 Portfolio.  2,717,611    360,497     $(17,485)      343,012
Global Allocation 25/75 Portfolio.    665,285     55,069       (2,320)       52,749

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                        Six Months Ended        Year Ended
                                                         April 30, 2016       Oct. 31, 2015
                                                       ------------------  -------------------
                                                           (Unaudited)
                                                         Amount    Shares    Amount     Shares
                                                       ---------  -------  ----------  -------
Global Equity Portfolio
Class R2 Shares
 Shares Issued........................................ $   6,619      382  $   47,806    2,494
 Shares Issued in Lieu of Cash Distributions..........       543       30         514       28
 Shares Redeemed......................................    (3,879)    (224)     (5,932)    (320)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   3,283      188  $   42,388    2,202
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 671,968   38,913  $1,280,185   69,123
 Shares Issued in Lieu of Cash Distributions..........    42,684    2,405      77,325    4,252
 Shares Redeemed......................................  (517,462) (29,918)   (767,673) (41,550)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 197,190   11,400  $  589,837   31,825
                                                       =========  =======  ==========  =======

Global Allocation 60/40 Portfolio
Class R2 Shares
 Shares Issued........................................ $     622       41  $    3,036      189
 Shares Issued in Lieu of Cash Distributions..........        73        5          73        5
 Shares Redeemed......................................      (199)     (13)       (804)     (51)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     496       33  $    2,305      143
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 508,048   33,610  $  981,852   62,082
 Shares Issued in Lieu of Cash Distributions..........    34,360    2,248      52,915    3,412
 Shares Redeemed......................................  (443,205) (29,518)   (638,203) (40,468)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  99,203    6,340  $  396,564   25,026
                                                       =========  =======  ==========  =======

                                                        Six Months Ended       Year Ended
                                                         April 30, 2016       Oct. 31, 2015
                                                       ------------------  ------------------
                                                           (Unaudited)
                                                         Amount    Shares    Amount    Shares
                                                       ---------  -------  ---------  -------
Global Allocation 25/75 Portfolio
Class R2 Shares
 Shares Issued........................................ $     252       20  $     418       33
 Shares Issued in Lieu of Cash Distributions..........         4                   8        1
 Shares Redeemed......................................      (175)     (14)      (176)     (14)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $      81        6  $     250       20
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $  98,891    7,875  $ 246,598   19,284
 Shares Issued in Lieu of Cash Distributions..........     5,812      461     14,734    1,162
 Shares Redeemed......................................  (101,905)  (8,109)  (213,120) (16,688)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   2,798      227  $  48,212    3,758
                                                       =========  =======  =========  =======

H. Line of Credit and Interfund Lending Program:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   The Period
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     1.05%        $2,403         18         $1        $17,121
Global Allocation 60/40 Portfolio.     1.06%         3,448         35          3         28,448
Global Allocation 25/75 Portfolio.     1.06%           956         55          1          5,806

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Global Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Global Funds under the lines of credit as of April 30, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Global Funds did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            Approximate
                                                                             Percentage
                                                               Number of   of Outstanding
                                                              Shareholders     Shares
                                                              ------------ --------------
Global Equity Portfolio-Class R2 Shares......................      3             92%
Global Equity Portfolio-Institutional Class Shares...........      3             78%
Global Allocation 60/40 Portfolio-Class R2 Shares............      3             96%
Global Allocation 60/40 Portfolio-Institutional Class Shares.      4             81%
Global Allocation 25/75 Portfolio-Class R2 Shares............      2             95%
Global Allocation 25/75 Portfolio-Institutional Class Shares.      4             91%

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-025S
 [LOGO]                                                              00157609

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         U.S. Large Cap Value Portfolio II..............................   5
         DFA International Value Portfolio II...........................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  10
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  16
     Disclosure of Portfolio Holdings...................................  17
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................  18
         The DFA International Value Series.............................  21
     Statements of Assets and Liabilities...............................  25
     Statements of Operations...........................................  26
     Statements of Changes in Net Assets................................  27
     Financial Highlights...............................................  28
     Notes to Financial Statements......................................  29
  Voting Proxies on Fund Portfolio Securities...........................  39
  Board Approval of Investment Management Agreements....................  40

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(C)  Non-Annualized
(D)  Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
U.S. Large Cap Value Portfolio II**
-----------------------------------
Actual Fund Return..................... $1,000.00 $  999.90    0.15%    $0.75
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.12    0.15%    $0.75

DFA International Value Portfolio II**
--------------------------------------
Actual Fund Return..................... $1,000.00 $  961.90    0.27%    $1.32
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.52    0.27%    $1.36

DISCLOSURE OF FUND EXPENSES
CONTINUED

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                   Affiliated Investment Company
                                                   -----------------------------
U.S. Large Cap Value Portfolio II.................             100.0%
DFA International Value Portfolio II..............             100.0%

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $152,061,045
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $94,043,657)........................................... $152,061,045
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $104,113,513
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $107,505,829).......................................... $104,113,513
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                            DFA
                                                                                        U.S. Large Cap International
                                                                                            Value          Value
                                                                                         Portfolio II  Portfolio II
                                                                                        -------------- -------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................  $    152,061  $    104,114
Prepaid Expenses and Other Assets......................................................             7             7
                                                                                         ------------  ------------
     Total Assets......................................................................       152,068       104,121
                                                                                         ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.................................................................           104            74
  Due to Advisor.......................................................................             1             1
Accrued Expenses and Other Liabilities.................................................            13            12
                                                                                         ------------  ------------
     Total Liabilities.................................................................           118            87
                                                                                         ------------  ------------
NET ASSETS.............................................................................  $    151,950  $    104,034
                                                                                         ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................     9,688,758    23,246,808
                                                                                         ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $      15.68  $       4.48
                                                                                         ============  ============
Investments in Affiliated Investment Company at Cost...................................  $     94,044  $    107,506
                                                                                         ------------  ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $     93,735  $    109,202
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           277           659
Accumulated Net Realized Gain (Loss)...................................................           (79)       (2,455)
Net Unrealized Foreign Exchange Gain (Loss)............................................            --            20
Net Unrealized Appreciation (Depreciation).............................................        58,017        (3,392)
                                                                                         ------------  ------------
NET ASSETS.............................................................................  $    151,950  $    104,034
                                                                                         ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................   300,000,000   300,000,000
                                                                                         ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                                DFA
                                                                                              U.S. Large   International
                                                                                               Cap Value       Value
                                                                                             Portfolio II* Portfolio II*
                                                                                             ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $149, respectively)....................    $ 1,961       $ 1,696
  Interest..................................................................................          2            --
  Income from Securities Lending............................................................         18            60
  Expenses Allocated from Affiliated Investment Company.....................................        (82)         (111)
                                                                                                -------       -------
     Total Investment Income................................................................      1,899         1,645
                                                                                                -------       -------
Expenses
  Investment Management Fees................................................................         81           105
  Accounting & Transfer Agent Fees..........................................................          2             2
  Filing Fees...............................................................................          9             9
  Shareholders' Reports.....................................................................          7             6
  Directors'/Trustees' Fees & Expenses......................................................          1            --
                                                                                                -------       -------
     Total Expenses.........................................................................        100           122
                                                                                                -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................        (73)         (100)
                                                                                                -------       -------
  Net Investment Income (Loss)..............................................................      1,872         1,623
                                                                                                -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................................      1,717        (2,498)
    Futures.................................................................................         73            50
    Foreign Currency Transactions...........................................................         --            27
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................     (3,923)       (3,512)
    Futures.................................................................................         29            13
    Translation of Foreign Currency Denominated Amounts.....................................         --            20
                                                                                                -------       -------
  Net Realized and Unrealized Gain (Loss)...................................................     (2,104)       (5,900)
                                                                                                -------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations.............................    $  (232)      $(4,277)
                                                                                                =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 U.S. Large Cap Value  DFA International Value
                                                                     Portfolio II          Portfolio II
                                                                 --------------------  ----------------------
                                                                 Six Months    Year    Six Months     Year
                                                                    Ended     Ended       Ended      Ended
                                                                  April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                    2016       2015       2016        2015
                                                                 ----------- --------  -----------  --------
                                                                 (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  1,872   $  3,637   $  1,623    $  3,643
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     1,717      9,678     (2,498)      3,180
    Futures.....................................................        73         (1)        50          --
    Foreign Currency Transactions...............................        --         --         27         (68)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    (3,923)   (11,117)    (3,512)    (13,834)
    Futures.....................................................        29         --         13          --
    Translation of Foreign Currency Denominated Amounts.........        --         --         20           8
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      (232)     2,197     (4,277)     (7,071)
                                                                  --------   --------   --------    --------
Distributions From:
  Net Investment Income.........................................    (2,098)    (3,593)    (1,448)     (3,526)
  Net Short-Term Gains..........................................        --         --         --         (46)
  Net Long-Term Gains...........................................        --         --     (3,128)     (2,119)
                                                                  --------   --------   --------    --------
     Total Distributions........................................    (2,098)    (3,593)    (4,576)     (5,691)
                                                                  --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................     7,545     11,987      5,467      23,230
  Shares Issued in Lieu of Cash Distributions...................     2,098      3,593      4,575       5,691
  Shares Redeemed...............................................   (13,100)   (30,550)    (7,523)    (15,850)
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions....    (3,457)   (14,970)     2,519      13,071
                                                                  --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets....................    (5,787)   (16,366)    (6,334)        309
Net Assets
  Beginning of Period...........................................   157,737    174,103    110,368     110,059
                                                                  --------   --------   --------    --------
  End of Period.................................................  $151,950   $157,737   $104,034    $110,368
                                                                  ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................       502        747      1,263       4,348
  Shares Issued in Lieu of Cash Distributions...................       136        229      1,032       1,117
  Shares Redeemed...............................................      (873)    (1,906)    (1,731)     (3,071)
                                                                  --------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed....      (235)      (930)       564       2,394
                                                                  ========   ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................  $    277   $    503   $    659    $    484

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                        U.S. Large Cap Value Portfolio II
                                                         ---------------------------------------------------------------
                                                          Six Months      Year      Year      Year      Year      Year
                                                             Ended       Ended     Ended     Ended     Ended     Ended
                                                           April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                             2016         2015      2014      2013      2012      2011
--------------------------------------------------------------------------------------------------------------------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period....................  $  15.90      $  16.04  $  14.13  $  10.62  $   9.18  $   8.84
                                                          --------      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.19          0.35      0.28      0.24      0.21      0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................     (0.20)        (0.15)     1.91      3.51      1.43      0.34
                                                          --------      --------  --------  --------  --------  --------
   Total from Investment Operations.....................     (0.01)         0.20      2.19      3.75      1.64      0.51
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.21)        (0.34)    (0.28)    (0.24)    (0.20)    (0.17)
  Net Realized Gains....................................        --            --        --        --        --        --
                                                          --------      --------  --------  --------  --------  --------
   Total Distributions..................................     (0.21)        (0.34)    (0.28)    (0.24)    (0.20)    (0.17)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  15.68      $  15.90  $  16.04  $  14.13  $  10.62  $   9.18
======================================================== ===========    ========  ========  ========  ========  ========
Total Return............................................     (0.01)%(C)     1.33%    15.59%    35.70%    18.14%     5.69%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $151,950      $157,737  $174,103  $155,709  $115,791  $107,533
Ratio of Expenses to Average Net Assets (B).............      0.15%(D)      0.15%     0.16%     0.17%     0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.25%(D)      0.18%     0.16%     0.17%     0.17%     0.18%
Ratio of Net Investment Income to Average Net
 Assets (B).............................................      2.55%(D)      2.16%     1.86%     1.93%     2.10%     1.72%
--------------------------------------------------------------------------------------------------------------------------

                                                                        DFA International Value Portfolio II
                                                         ----------------------------------------------------------------
                                                          Six Months       Year       Year      Year      Year      Year
                                                             Ended        Ended      Ended     Ended     Ended     Ended
                                                           April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                             2016          2015       2014      2013      2012      2011
---------------------------------------------------------------------------------------------------------------------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period....................  $   4.87      $   5.42   $   5.99   $   5.21  $  5.55  $   6.62
                                                          --------      --------   --------   --------  -------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.07          0.17       0.26       0.17     0.19      0.22
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................     (0.26)        (0.45)     (0.30)      1.17    (0.06)    (0.70)
                                                          --------      --------   --------   --------  -------  --------
   Total from Investment Operations.....................     (0.19)        (0.28)     (0.04)      1.34     0.13     (0.48)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.06)        (0.16)     (0.26)     (0.18)   (0.19)    (0.22)
  Net Realized Gains....................................     (0.14)        (0.11)     (0.27)     (0.38)   (0.28)    (0.37)
                                                          --------      --------   --------   --------  -------  --------
   Total Distributions..................................     (0.20)        (0.27)     (0.53)     (0.56)   (0.47)    (0.59)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $   4.48      $   4.87   $   5.42   $   5.99  $  5.21  $   5.55
======================================================== ===========    ========   ========   ========  ======== ========
Total Return............................................     (3.81)%(C)    (5.26)%    (0.87)%    28.01%    3.27%    (8.13)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $104,034      $110,368   $110,059   $113,231  $94,269  $108,262
Ratio of Expenses to Average Net Assets (B).............      0.27%(D)      0.27%      0.28%      0.29%    0.30%     0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.47%(D)      0.32%      0.28%      0.29%    0.30%     0.29%
Ratio of Net Investment Income to Average Net
 Assets (B).............................................      3.24%(D)      3.26%      4.47%      3.08%    3.69%     3.42%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2016, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II each owned 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2.  Deferred Compensation Plan:   Each eligible Director of the Fund may
elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio;

Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the six months ended April 30, 2016, the U.S. Large Cap Value Portfolio II's and DFA International Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on effective annual rates of 0.11% and 0.21%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                                        Previously
                                                        Recovery       Waived Fees/
                                          Expense    of Previously   Expenses Assumed
                                         Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                 Amount   Expenses Assumed     Recovery
--------------------------               ---------- ---------------- -----------------
U.S. Large Cap Value Portfolio II.......    0.11%          --               --
DFA International Value Portfolio II....    0.21%          --               --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  U.S. Large Cap Value Portfolio II....... $5
                  DFA International Value Portfolio II....  6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                            Increase       Increase
                                                           (Decrease)     (Decrease)
                                            Increase     Undistributed   Accumulated
                                           (Decrease)    Net Investment  Net Realized
                                         Paid-In Capital     Income     Gains (Losses)
                                         --------------- -------------- --------------
U.S. Large Cap Value Portfolio II.......        --              --            --
DFA International Value Portfolio II....       $ 1            $(20)          $19

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term   Tax Exempt
                                      Capital Gains  Capital Gains   Income    Total
                                      -------------- ------------- ---------- -------
U.S. Large Cap Value Portfolio II
2014.................................     $3,073            --         --     $ 3,073
2015.................................      3,593            --         --       3,593
DFA International Value Portfolio II
2014.................................      5,394        $4,912         --      10,306
2015.................................      3,572         2,119         --       5,691

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         Undistributed                                               Total Net
                                         Net Investment                                            Distributable
                                           Income and   Undistributed                 Unrealized     Earnings
                                           Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                         Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                         -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II.......      $511             --        $(1,864)      $61,907        $60,554
DFA International Value Portfolio II....       592         $3,127             --           (28)         3,691

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                    Expires on October 31,
                                                    ----------------------
                                                     2017        Total
                                                      ------   -------
              U.S. Large Cap Value Portfolio II.... $1,864     $1,864
              DFA International Value Portfolio II.     --         --

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                U.S. Large Cap Value Portfolio II....... $9,679

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                         Federal   Unrealized   Unrealized   Appreciation
                                         Tax Cost Appreciation Depreciation (Depreciation)
                                         -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II....... $ 94,048   $58,013           --       $58,013
DFA International Value Portfolio II....  107,642      (136)     $(3,392)       (3,528)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

$500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2016.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2016, both Portfolios each had two shareholders that held 100% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


          The U.S. Large Cap Value Series
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   6.1%
Energy.......................................  15.4%
Financials...................................  21.0%
Health Care..................................  10.2%
Industrials..................................  12.8%
Information Technology.......................  11.9%
Materials....................................   4.0%
Telecommunication Services...................   5.0%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................  11.9%
Consumer Staples.............................   3.5%
Energy.......................................  17.5%
Financials...................................  30.9%
Health Care..................................   1.4%
Industrials..................................  10.7%
Information Technology.......................   3.3%
Materials....................................  12.8%
Telecommunication Services...................   5.4%
Utilities....................................   2.6%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $14,944,368,617)..................................             $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----

BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----

DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----

FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----

FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----

HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   25,545,280            0.3%
                                                      --------------           -----

ISRAEL -- (0.3%)
    Other Securities......................                33,961,734            0.4%
                                                      --------------           -----

ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN...............................               279,204,868            3.0%
                                                      --------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----

SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    343,651 $   77,109,860            0.8%
      Other Securities................................               276,633,468            3.1%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               779,266,583            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571     50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                The U.S. Large    The DFA
                                                                                  Cap Value    International
                                                                                   Series*     Value Series*
                                                                                -------------- -------------
ASSETS:
Investments at Value (including $1,307,178 and $648,436 of securities on loan,
 respectively).................................................................  $19,410,300    $9,070,307
Temporary Cash Investments at Value & Cost.....................................      195,968            --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.......      681,194       677,034
Segregated Cash for Futures Contracts..........................................        5,760         2,392
Foreign Currencies at Value....................................................           --        49,325
Cash...........................................................................           --             1
Receivables:
  Investment Securities Sold...................................................       33,856        32,802
  Dividends, Interest and Tax Reclaims.........................................       23,979        41,783
  Securities Lending Income....................................................          238         1,620
Unrealized Gain on Forward Currency Contracts..................................           --             2
Unrealized Gain on Foreign Currency Contracts..................................           --             2
Prepaid Expenses and Other Assets..............................................           19             5
                                                                                 -----------    ----------
     Total Assets..............................................................   20,351,314     9,875,273
                                                                                 -----------    ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................      681,194       677,034
  Investment Securities Purchased..............................................       71,184            --
  Due to Advisor...............................................................        1,580         1,474
  Line of Credit...............................................................           --           529
  Futures Margin Variation.....................................................          851           316
Unrealized Loss on Foreign Currency Contracts..................................           --             1
Accrued Expenses and Other Liabilities.........................................          842           632
                                                                                 -----------    ----------
     Total Liabilities.........................................................      755,651       679,986
                                                                                 -----------    ----------
NET ASSETS.....................................................................  $19,595,663    $9,195,287
                                                                                 ===========    ==========
Investments at Cost............................................................  $14,067,207    $9,292,312
                                                                                 ===========    ==========
Foreign Currencies at Cost.....................................................  $        --    $   48,728
                                                                                 ===========    ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                               The U.S.      The DFA
                                                                              Large Cap   International
                                                                             Value Series Value Series
                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $5 and $13,081, respectively).  $ 242,607     $ 148,183
  Income from Securities Lending............................................      2,235         5,233
                                                                              ---------     ---------
     Total Investment Income................................................    244,842       153,416
                                                                              ---------     ---------
Expenses
  Investment Management Fees................................................      9,096         8,649
  Accounting & Transfer Agent Fees..........................................        459           224
  Custodian Fees............................................................         96           397
  Shareholders' Reports.....................................................         23            12
  Directors'/Trustees' Fees & Expenses......................................         77            37
  Professional Fees.........................................................        166            83
  Other.....................................................................        256           164
                                                                              ---------     ---------
     Total Expenses.........................................................     10,173         9,566
                                                                              ---------     ---------
  Fees Paid Indirectly (Note C).............................................         --           (25)
                                                                              ---------     ---------
  Net Expenses..............................................................     10,173         9,541
                                                                              ---------     ---------
  Net Investment Income (Loss)..............................................    234,669       143,875
                                                                              ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................    124,227      (220,143)
    Futures.................................................................      9,023         4,471
    Foreign Currency Transactions...........................................         --         2,418
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................   (304,230)     (244,070)
    Futures.................................................................      3,800         1,200
    Translation of Foreign Currency Denominated Amounts.....................         --         1,789
                                                                              ---------     ---------
  Net Realized and Unrealized Gain (Loss)...................................   (167,180)     (454,335)
                                                                              ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations.............  $  67,489     $(310,460)
                                                                              =========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                               Six Months       Year     Six Months      Year
                                                                  Ended        Ended        Ended       Ended
                                                                April 30,     Oct. 31,    April 30,    Oct. 31,
                                                                  2016          2015        2016         2015
                                                               -----------  -----------  ----------- -----------
                                                               (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   234,669  $   413,724  $  143,875  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     124,227      858,150    (220,143)     244,684
    Futures...................................................       9,023          (43)      4,471           --
    Foreign Currency Transactions.............................          --           --       2,418       (5,879)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................    (304,230)  (1,018,426)   (244,070)  (1,034,230)
    Futures...................................................       3,800           --       1,200           --
    Translation of Foreign Currency Denominated Amounts.......          --           --       1,789          654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................      67,489      253,405    (310,460)    (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,111,084    1,769,181     731,108    1,070,207
  Withdrawals.................................................    (676,967)  (1,305,211)   (453,266)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     434,117      463,970     277,842      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................     501,606      717,375     (32,618)    (115,761)
Net Assets
  Beginning of Period.........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Period............................................... $19,595,663  $19,094,057  $9,195,287  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                              The U.S. Large Cap Value Series
                                                      -------------------------------------------------------------------
                                                        Six Months        Year         Year         Year         Year
                                                           Ended         Ended        Ended        Ended        Ended
                                                         April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                           2016           2015         2014         2013         2012
--------------------------------------------------------------------------------------------------------------------------
                                                        (Unaudited)
Total Return.........................................        0.06%(C)        1.32%       15.67%       35.68%       18.31%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets..............        0.11%(D)        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average Net Assets.        2.58%(D)        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate..............................           9%(C)          16%          15%          15%          10%
--------------------------------------------------------------------------------------------------------------------------

                                                      -----------
                                                         Year
                                                        Ended
                                                       Oct. 31,
                                                         2011
-----------------------------------------------------------------

Total Return.........................................       5.69%
-----------------------------------------------------------------
Net Assets, End of Period (thousands)................ $9,335,107
Ratio of Expenses to Average Net Assets..............       0.12%
Ratio of Net Investment Income to Average Net Assets.       1.79%
Portfolio Turnover Rate..............................         14%
-----------------------------------------------------------------

                                                                                    The DFA International Value Series
                                                              -----------------------------------------------------------------
                                                                Six Months        Year         Year        Year        Year
                                                                   Ended         Ended        Ended       Ended       Ended
                                                                 April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2016           2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                                (Unaudited)
Total Return.................................................      (3.82)%(C)      (5.35)%      (0.72)%      28.18%       3.17%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets......................       0.22%(D)        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%(D)        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.33%(D)        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate......................................          9%(C)          21%          17%          15%         14%
--------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                  Year
                                                                 Ended
                                                                Oct. 31,
                                                                  2011
--------------------------------------------------------------------------

Total Return.................................................      (8.04)%
--------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $6,955,907
Ratio of Expenses to Average Net Assets......................       0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.23%
Ratio of Net Investment Income to Average Net Assets.........       3.47%
Portfolio Turnover Rate......................................          9%
--------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the

International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20%, respectively, of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                            Fees Paid
                                                            Indirectly
                                                            ----------
         The DFA International Value Series................    $25

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $459
                    The DFA International Value Series.  313

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  Purchases    Sales
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,097,033 $1,576,121
         The DFA International Value Series......  1,118,820    781,486

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                Federal     Unrealized   Unrealized   Appreciation
                                Tax Cost   Appreciation Depreciation (Depreciation)
                               ----------- ------------ ------------ --------------
The U.S. Large Cap Value
  Series...................... $14,944,735  $5,819,718  $  (476,991)   $5,342,727
The DFA International Value
  Series......................   9,979,881   1,024,400   (1,256,940)     (232,540)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the International Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                        Unrealized
                                                              Value at    Foreign
Settlement Currency                                  Contract April 30,  Exchange
   Date    Amount**     Currency       Counterparty   Amount    2016    Gain (Loss)
---------- -------- ----------------- -------------- -------- --------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)  $(3,794)     $2
                                                     -------   -------      --
                                                     $(3,796)  $(3,794)     $2
                                                     =======   =======      ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                  Expiration Number of  Contract Unrealized     Cash
                               Description           Date    Contracts*  Value   Gain (Loss) Collateral
                          ----------------------- ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/17/16    1,280    $131,782   $3,800      $5,760
                                                                        --------   ------      ------
                                                                        $131,782   $3,800      $5,760
                                                                        ========   ======      ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                      Expiration Number of  Contract Unrealized     Cash
                                   Description           Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on
   contracts                 Forward Currency
                             Contracts

 Equity contracts          Receivables: Futures
                             Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                Asset Derivatives Value
                                           --------------------------------
                                            Total Value    Foreign
                                                 at       Exchange   Equity
                                           April 30, 2016 Contracts Contracts
                                           -------------- --------- ---------
  The DFA International Value Series......     $1,443        $ 2     $1,441*
  The U.S. Large Cap Value Series.........      3,800         --      3,800*

                                              Liability Derivatives Value
                                           --------------------------------
                                            Total Value    Foreign
                                                 at       Exchange   Equity
                                           April 30, 2016 Contracts Contracts
                                           -------------- --------- ---------
  The DFA International Value Series......     $ (241)        --     $ (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016 (amounts in thousands):

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

                                                Realized Gain (Loss) on
                                                      Derivatives
                                               ------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                                ------  ---------  ---------
      The U.S. Large Cap Value Series......... $9,023       --      $9,023
      The DFA International Value Series...... $4,655     $184       4,471

                                                  Change in Unrealized
                                               Appreciation (Depreciation) on
                                                      Derivatives
                                               ------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                                ------  ---------  ---------
      The U.S. Large Cap Value Series......... $3,800       --      $3,800
      The DFA International Value Series......  1,202     $  2       1,200

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                  Weighted      Weighted    Number of   Interest Maximum Amount
                   Average      Average        Days     Expense  Borrowed During
                Interest Rate Loan Balance Outstanding* Incurred   the Period
                ------------- ------------ ------------ -------- ---------------
The U.S.
  Large
  Cap
  Value
  Series.......     0.87%       $53,510          3         $4        $56,418
The DFA
  International
  Value
  Series.......     0.93%         4,064         12          1         10,760

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

    Portfolio                        Purchases  Sales  Realized Gain (Loss)
    ---------                        --------- ------- --------------------
    The U.S. Large Cap Value Series.  $67,933  $89,590        $3,047

J. Securities Lending:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The U.S. Large Cap Value Series and The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $667,585 and $103, respectively (amounts in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                          Remaining Contractual Maturity of the Agreements
                                                        As of April 30, 2016
                                    ------------------------------------------------------------
                                    Overnight and             Between
                                     Continuous    <30 days 30 & 90 days >90 days     Total
                                    -------------- -------- ------------ -------- --------------
Securities Lending Transactions
The U.S. Large Cap Value Series
 Bonds............................. $  681,194,103    --         --         --    $  681,194,103
The DFA International Value Series
 Bonds............................. $  677,033,964    --         --         --    $  677,033,964
                                    --------------    --         --         --    --------------
Total.............................. $1,358,228,067    --         --         --    $1,358,228,067
                                    --------------    --         --         --    --------------
Total Borrowings................... $1,358,228,067    --         --         --    $1,358,228,067
                                    --------------    --         --         --    --------------
Gross amount of recognized liabilities for securities lending transactions....... $1,358,228,067
                                                                                  ==============

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second

Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-009S
 [LOGO]                                                              00157604

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                         Page
                                                                         ----
  Letter to Shareholders
  Definitions of Abbreviations and Footnotes............................   1
  Dimensional Investment Group Inc.
     Disclosure of Fund Expenses........................................   2
     Disclosure of Portfolio Holdings...................................   4
     Schedules of Investments
         DFA International Value Portfolio III..........................   5
         U.S. Large Cap Value Portfolio III.............................   5
         Tax-Managed U.S. Marketwide Value Portfolio II.................   5
     Statements of Assets and Liabilities...............................   6
     Statements of Operations...........................................   7
     Statements of Changes in Net Assets................................   8
     Financial Highlights...............................................   9
     Notes to Financial Statements......................................  11
  The DFA Investment Trust Company
     Disclosure of Fund Expenses........................................  17
     Disclosure of Portfolio Holdings...................................  19
     Summary Schedules of Portfolio Holdings
         The DFA International Value Series.............................  20
         The U.S. Large Cap Value Series................................  24
         The Tax-Managed U.S. Marketwide Value Series...................  27
     Statements of Assets and Liabilities...............................  30
     Statements of Operations...........................................  31
     Statements of Changes in Net Assets................................  32
     Financial Highlights...............................................  33
     Notes to Financial Statements......................................  34
  Voting Proxies on Fund Portfolio Securities...........................  44
  Board Approval of Investment Management Agreements....................  45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing
        Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2016
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/15  04/30/16    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $  962.20    0.24%    $1.17
Hypothetical 5% Annual Return........... $1,000.00 $1,023.67    0.24%    $1.21

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,000.30    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.22    0.13%    $0.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  11/01/15  04/30/16    Ratio*   Period*
                                                  --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $  992.20    0.22%    $1.09
Hypothetical 5% Annual Return.................... $1,000.00 $1,023.77    0.22%    $1.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                  Affiliated Investment Company
                                                  -----------------------------
DFA International Value Portfolio III............             100.0%
U.S. Large Cap Value Portfolio III...............             100.0%
Tax-Managed U.S. Marketwide Value Portfolio II...             100.0%

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The DFA International Value Series of The DFA
    Investment Trust Company.................................. $1,982,996,892
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $2,040,291,384)........................................ $1,982,996,892
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $2,963,590,112
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $1,970,361,473)........................................ $2,963,590,112
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                   Value+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Tax-Managed U.S. Marketwide Value Series
    of The DFA Investment Trust Company....................... $1,485,470,433
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $857,073,688).......................................... $1,485,470,433
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                                  Tax-Managed
                                                                          DFA                         U.S.
                                                                     International U.S. Large Cap  Marketwide
                                                                         Value         Value         Value
                                                                     Portfolio III Portfolio III  Portfolio II
                                                                     ------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value............... $  1,982,997   $  2,963,590  $  1,485,470
Receivables:
  Fund Shares Sold..................................................          735            663           135
Prepaid Expenses and Other Assets...................................           57             42            31
                                                                     ------------   ------------  ------------
     Total Assets...................................................    1,983,789      2,964,295     1,485,636
                                                                     ------------   ------------  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................          587            900           274
  Due to Advisor....................................................           16             24            --
Accrued Expenses and Other Liabilities..............................           87            122            55
                                                                     ------------   ------------  ------------
     Total Liabilities..............................................          690          1,046           329
                                                                     ------------   ------------  ------------
NET ASSETS.......................................................... $  1,983,099   $  2,963,249  $  1,485,307
                                                                     ============   ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................  145,756,501    132,523,347    62,557,036
                                                                     ============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $      13.61   $      22.36  $      23.74
                                                                     ============   ============  ============
Investments in Affiliated Investment Company at Cost................ $  2,040,291   $  1,970,361  $    857,074
                                                                     ============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $  2,073,703   $  1,936,171  $    834,333
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................       13,059          5,472         2,364
Accumulated Net Realized Gain (Loss)................................      (46,736)        28,377        20,214
Net Unrealized Foreign Exchange Gain (Loss).........................          367             --            --
Net Unrealized Appreciation (Depreciation)..........................      (57,294)       993,229       628,396
                                                                     ------------   ------------  ------------
NET ASSETS.......................................................... $  1,983,099   $  2,963,249  $  1,485,307
                                                                     ============   ============  ============
(1) NUMBER OF SHARES AUTHORIZED.....................................  500,000,000    700,000,000   500,000,000
                                                                     ============   ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                       Tax-Managed
                                                                             DFA                          U.S.
                                                                        International    U.S. Large    Marketwide
                                                                            Value        Cap Value        Value
                                                                        Portfolio III* Portfolio III* Portfolio II*
                                                                        -------------- -------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $2,793, $1 and $1,
   respectively).......................................................    $ 31,545       $ 37,713      $ 16,193
  Interest.............................................................          --             41            18
  Income from Securities Lending.......................................       1,115            348           157
  Expenses Allocated from Affiliated Investment Company................      (2,029)        (1,580)       (1,495)
                                                                           --------       --------      --------
     Total Investment Income...........................................      30,631         36,522        14,873
                                                                           --------       --------      --------
Expenses
  Investment Management Fees...........................................       1,931          1,554         1,409
  Accounting & Transfer Agent Fees.....................................           7             10             6
  Filing Fees..........................................................          43             32            24
  Shareholders' Reports................................................          32             35            17
  Directors'/Trustees' Fees & Expenses.................................           8             12             6
  Audit Fees...........................................................           2              3             2
  Legal Fees...........................................................          --              1            --
  Other................................................................           8             10             7
                                                                           --------       --------      --------
     Total Expenses....................................................       2,031          1,657         1,471
                                                                           --------       --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................      (1,839)        (1,413)       (1,409)
                                                                           --------       --------      --------
  Net Investment Income (Loss).........................................      30,439         36,278        14,811
                                                                           --------       --------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................     (47,776)        27,058        19,246
    Futures............................................................         959          1,391         1,039
    Foreign Currency Transactions......................................         519             --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     (49,919)       (59,991)      (44,214)
    Futures............................................................         246            594           130
    Translation of Foreign Currency Denominated Amounts................         386             --            --
                                                                           --------       --------      --------
  Net Realized and Unrealized Gain (Loss)..............................     (95,585)       (30,948)      (23,799)
                                                                           --------       --------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations........    $(65,146)      $  5,330      $ (8,988)
                                                                           ========       ========      ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                   Tax-Managed U.S.
                                                DFA International Value  U.S. Large Cap Value   Marketwide Value Portfolio
                                                     Portfolio III           Portfolio III                II
                                                ----------------------  ----------------------  -------------------------
                                                Six Months     Year     Six Months     Year     Six Months       Year
                                                   Ended      Ended        Ended      Ended        Ended        Ended
                                                 April 30,   Oct. 31,    April 30,   Oct. 31,    April 30,     Oct. 31,
                                                   2016        2015        2016        2015        2016          2015
                                                ----------- ----------  ----------- ----------  -----------   ----------
                                                (Unaudited)             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   30,439  $   63,271  $   36,278  $   65,056  $   14,811    $   27,151
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    (47,776)     43,871      27,058     162,096      19,246        25,728
    Futures....................................        959          --       1,391          (6)      1,039            --
    Foreign Currency Transactions..............        519      (1,166)         --          --          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (49,919)   (204,788)    (59,991)   (186,345)    (44,214)      (13,038)
    Futures....................................        246          --         594          (4)        130            --
    Translation of Foreign Currency
     Denominated Amounts.......................        386         126          --          --          --            --
                                                ----------  ----------  ----------  ----------  ----------    ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    (65,146)    (98,686)      5,330      40,797      (8,988)       39,841
                                                ----------  ----------  ----------  ----------  ----------    ----------
Distributions From:
  Net Investment Income........................    (23,165)    (59,557)    (37,621)    (60,952)    (15,560)      (26,163)
  Net Short-Term Gains.........................         --        (883)         --      (2,186)         --            --
  Net Long-Term Gains..........................    (41,317)    (28,949)   (154,996)   (133,797)    (24,937)       (3,972)
                                                ----------  ----------  ----------  ----------  ----------    ----------
     Total Distributions.......................    (64,482)    (89,389)   (192,617)   (196,935)    (40,497)      (30,135)
                                                ----------  ----------  ----------  ----------  ----------    ----------
Capital Share Transactions (1):
  Shares Issued................................    464,798     555,931     326,375     492,980     148,596       143,356
  Shares Issued in Lieu of Cash
   Distributions...............................     48,974      68,883     151,640     157,247      40,287        29,959
  Shares Redeemed..............................   (327,622)   (346,817)   (330,634)   (483,553)   (141,260)     (176,409)
                                                ----------  ----------  ----------  ----------  ----------    ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    186,150     277,997     147,381     166,674      47,623        (3,094)
                                                ----------  ----------  ----------  ----------  ----------    ----------
     Total Increase (Decrease) in Net
      Assets...................................     56,522      89,922     (39,906)     10,536      (1,862)        6,612
Net Assets
  Beginning of Period..........................  1,926,577   1,836,655   3,003,155   2,992,619   1,487,169     1,480,557
                                                ----------  ----------  ----------  ----------  ----------    ----------
  End of Period................................ $1,983,099  $1,926,577  $2,963,249  $3,003,155  $1,485,307    $1,487,169
                                                ==========  ==========  ==========  ==========  ==========    ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................     36,219      36,752      15,374      20,592       6,689         5,870
  Shares Issued in Lieu of Cash
   Distributions...............................      3,634       4,473       6,858       6,767       1,713         1,248
  Shares Redeemed..............................    (25,580)    (22,682)    (15,332)    (20,004)     (6,267)       (7,334)
                                                ----------  ----------  ----------  ----------  ----------    ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     14,273      18,543       6,900       7,355       2,135          (216)
                                                ==========  ==========  ==========  ==========  ==========    ==========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $   13,059  $    5,785  $    5,472  $    6,815  $    2,364    $    3,113

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                         DFA International Value Portfolio III
                                     ----------------------------------------------------------------------------
                                       Six Months        Year         Year        Year        Year         Year
                                          Ended         Ended        Ended       Ended       Ended        Ended
                                        April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                          2016           2015         2014        2013        2012         2011
--------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    14.65      $    16.26   $    17.84   $    14.69  $    14.81  $    16.66
                                     ----------      ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.22            0.52         0.78         0.50        0.53        0.58
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.78)          (1.38)       (0.88)        3.48       (0.12)      (1.87)
                                     ----------      ----------   ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.56)          (0.86)       (0.10)        3.98        0.41       (1.29)
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.17)          (0.49)       (0.76)       (0.51)      (0.48)      (0.56)
  Net Realized Gains................      (0.31)          (0.26)       (0.72)       (0.32)      (0.05)         --
                                     ----------      ----------   ----------   ----------  ----------  ----------
   Total Distributions..............      (0.48)          (0.75)       (1.48)       (0.83)      (0.53)      (0.56)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    13.61      $    14.65   $    16.26   $    17.84  $    14.69  $    14.81
===================================  ===========     ==========   ==========   ==========  ==========  ==========
Total Return........................      (3.78)%(C)      (5.41)%      (0.73)%      28.15%       3.14%      (8.06)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $1,983,099      $1,926,577   $1,836,655   $1,725,850  $1,296,862  $1,138,810
Ratio of Expenses to Average Net
 Assets (B).........................       0.24%(D)        0.25%        0.24%        0.25%       0.26%       0.26%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.44%(D)        0.30%        0.24%        0.25%       0.26%       0.26%
Ratio of Net Investment Income to
 Average Net Assets.................       3.31%(D)        3.29%        4.48%        3.15%       3.71%       3.45%
--------------------------------------------------------------------------------------------------------------------

                                                         U.S. Large Cap Value Portfolio III
                                     -------------------------------------------------------------------------
                                      Six Months       Year        Year        Year        Year        Year
                                         Ended        Ended       Ended       Ended       Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                         2016          2015        2014        2013        2012        2011
---------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period............................. $    23.91     $    25.30  $    22.75  $    17.11  $    14.77  $    14.23
                                     ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.28           0.53        0.46        0.39        0.34        0.27
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.30)         (0.26)       3.01        5.64        2.33        0.54
                                     ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.02)          0.27        3.47        6.03        2.67        0.81
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.29)         (0.50)      (0.44)      (0.39)      (0.33)      (0.27)
  Net Realized Gains................      (1.24)         (1.16)      (0.48)         --          --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.53)         (1.66)      (0.92)      (0.39)      (0.33)      (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    22.36     $    23.91  $    25.30  $    22.75  $    17.11  $    14.77
===================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return........................       0.03%(C)       1.34%      15.62%      35.65%      18.32%       5.64%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $2,963,249     $3,003,155  $2,992,619  $2,648,111  $2,076,447  $1,823,228
Ratio of Expenses to Average Net
 Assets (B).........................       0.13%(D)       0.13%       0.13%       0.13%       0.14%       0.14%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B)..........       0.23%(D)       0.16%       0.13%       0.13%       0.14%       0.14%
Ratio of Net Investment Income to
 Average Net Assets.................       2.57%(D)       2.18%       1.89%       1.97%       2.13%       1.77%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         Tax-Managed U.S. Marketwide Value Portfolio II
                                                             -------------------------------------------------------------
                                                               Six Months       Year        Year        Year       Year
                                                                  Ended        Ended       Ended       Ended      Ended
                                                                April 30,     Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,
                                                                  2016          2015        2014        2013       2012
---------------------------------------------------------------------------------------------------------------------------
                                                               (Unaudited)
Net Asset Value, Beginning of Period........................ $    24.61      $    24.42  $    21.53  $    16.13  $  13.88
                                                             ----------      ----------  ----------  ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.24            0.45        0.37        0.34      0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.45)           0.24        2.88        5.39      2.24
                                                             ----------      ----------  ----------  ----------  --------
   Total from Investment Operations.........................      (0.21)           0.69        3.25        5.73      2.53
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.25)          (0.43)      (0.36)      (0.33)    (0.28)
 Net Realized Gains.........................................      (0.41)          (0.07)         --          --        --
                                                             ----------      ----------  ----------  ----------  --------
   Total Distributions......................................      (0.66)          (0.50)      (0.36)      (0.33)    (0.28)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    23.74      $    24.61  $    24.42  $    21.53  $  16.13
===========================================================  ===========     ==========  ==========  ==========  ========
Total Return................................................      (0.78)%(C)       2.88%      15.18%      35.90%    18.50%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,485,307      $1,487,169  $1,480,557  $1,279,664  $960,801
Ratio of Expenses to Average Net Assets (B).................       0.22%(D)        0.22%       0.22%       0.23%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................       0.42%(D)        0.28%       0.22%       0.23%     0.23%
Ratio of Net Investment Income to Average Net Assets........       2.10%(D)        1.80%       1.60%       1.80%     1.97%
---------------------------------------------------------------------------------------------------------------------------

                                                             ---------
                                                               Year
                                                              Ended
                                                             Oct. 31,
                                                               2011
----------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $  13.27
                                                             --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.60
                                                             --------
   Total from Investment Operations.........................     0.83
----------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.22)
 Net Realized Gains.........................................       --
                                                             --------
   Total Distributions......................................    (0.22)
----------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  13.88
===========================================================  ========
Total Return................................................     6.26%
----------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $837,887
Ratio of Expenses to Average Net Assets (B).................     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................     0.23%
Ratio of Net Investment Income to Average Net Assets........     1.60%
----------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2016, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 22%, 15% and 28% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio;

DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the six months ended April 30, 2016, the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                                                 Previously
                                                                 Recovery       Waived Fees/
                                                   Expense    of Previously   Expenses Assumed
                                                  Limitation   Waived Fees/   Subject to Future
Institutional Class Shares                          Amount   Expenses Assumed     Recovery
--------------------------                        ---------- ---------------- -----------------
DFA International Value Portfolio III............    0.21%          --               --
U.S. Large Cap Value Portfolio III...............    0.11%          --               --
Tax-Managed U.S. Marketwide Value Portfolio II...    0.20%          --               --

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA International Value Portfolio III............ $55
             U.S. Large Cap Value Portfolio III...............  85
             Tax-Managed U.S. Marketwide Value Portfolio II...  39

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, gains on securities considered to be "passive foreign investment companies", tax equalization, realized foreign capital gains tax, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                     Increase       Increase
                                                                    (Decrease)     (Decrease)
                                                     Increase     Undistributed   Accumulated
                                                    (Decrease)    Net Investment  Net Realized
                                                  Paid-In Capital     Income     Gains (Losses)
                                                  --------------- -------------- --------------
DFA International Value Portfolio III............     $4,307         $(3,096)       $(1,211)
U.S. Large Cap Value Portfolio III...............      9,987          (2,861)        (7,126)
Tax-Managed U.S. Marketwide Value Portfolio II...      1,629            (836)          (793)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term   Tax Exempt
                                                Capital Gains  Capital Gains   Income    Total
                                                -------------- ------------- ---------- --------
DFA International Value Portfolio III
2014...........................................    $81,404       $ 66,638        --     $148,042
2015...........................................     60,439         28,949        --       89,388
U.S. Large Cap Value Portfolio III
2014...........................................     51,559         55,581        --      107,140
2015...........................................     63,138        133,797        --      196,935
Tax-Managed U.S. Marketwide Value Portfolio II
2014...........................................     21,654             --        --       21,654
2015...........................................     26,163          3,972        --       30,135

   At October 31, 2015, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                  Net Investment
                                                    Income and
                                                    Short-Term     Long-Term
                                                  Capital Gains  Capital Gains Total
                                                  -------------- ------------- ------
DFA International Value Portfolio III............     $2,546        $1,769     $4,315
U.S. Large Cap Value Portfolio III...............      2,860         7,127      9,987
Tax-Managed U.S. Marketwide Value Portfolio II...        836           793      1,629

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                  Undistributed                                               Total Net
                                                  Net Investment                                            Distributable
                                                    Income and   Undistributed                 Unrealized     Earnings
                                                    Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                                  Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                                  -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III............     $7,341       $ 41,316         --         $   (9,546)   $   39,111
U.S. Large Cap Value Portfolio III...............      6,945        154,994         --          1,052,556     1,214,495
Tax-Managed U.S. Marketwide Value Portfolio II...      3,172         24,936         --            672,410       700,518

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolios did not have any capital loss carryforwards.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       Net Unrealized
                                                   Federal    Unrealized   Unrealized   Appreciation
                                                   Tax Cost  Appreciation Depreciation (Depreciation)
                                                  ---------- ------------ ------------ --------------
DFA International Value Portfolio III............ $2,042,198                $(59,201)     $(59,201)
U.S. Large Cap Value Portfolio III...............  1,970,431   993,159            --       993,159
Tax-Managed U.S. Marketwide Value Portfolio II...    857,145   628,325            --       628,325

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2016.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  Approximate
                                                                 Percentage of
                                                     Number of    Outstanding
                                                    Shareholders    Shares
                                                    ------------ -------------
  DFA International Value Portfolio III............      5            98%
  U.S. Large Cap Value Portfolio III...............      5            97%
  Tax-Managed U.S. Marketwide Value Portfolio II...      3            99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.77    0.22%    $1.11

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,000.60    0.11%    $0.55
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.32    0.11%    $0.55

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/15  04/30/16    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $  992.30    0.21%    $1.04
Hypothetical 5% Annual Return................ $1,000.00 $1,023.82    0.21%    $1.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  13.3%
              Consumer Staples.............................   6.1%
              Energy.......................................  15.4%
              Financials...................................  21.0%
              Health Care..................................  10.2%
              Industrials..................................  12.8%
              Information Technology.......................  11.9%
              Materials....................................   4.0%
              Telecommunication Services...................   5.0%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  17.4%
              Consumer Staples.............................   8.7%
              Energy.......................................  14.0%
              Financials...................................  19.1%
              Health Care..................................  11.3%
              Industrials..................................  12.5%
              Information Technology.......................   9.6%
              Materials....................................   2.4%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd.. 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd........................... 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd..................... 3,159,294   67,640,474            0.7%
    Other Securities............................            385,127,473            4.2%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            599,370,783            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              8,597,516            0.1%
                                                           ------------            ----

BELGIUM -- (1.4%)
    Other Securities............................            135,894,454            1.5%
                                                           ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................ 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd.(136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd.(2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp..................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc.......................... 3,920,306  115,075,227            1.3%
    Other Securities............................            411,534,370            4.5%
                                                           ------------            ----
TOTAL CANADA....................................            779,188,085            8.5%
                                                           ------------            ----

DENMARK -- (1.6%)
    Vestas Wind Systems A.S.....................   766,236   54,848,737            0.6%
    Other Securities............................            103,831,510            1.1%
                                                           ------------            ----
TOTAL DENMARK...................................            158,680,247            1.7%
                                                           ------------            ----

FINLAND -- (0.6%)
    Other Securities............................             59,849,749            0.7%
                                                           ------------            ----

FRANCE -- (8.5%)
#   AXA SA...................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA.............................. 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain......................... 1,789,605   82,004,233            0.9%
#   Engie SA.................................... 3,727,183   61,474,073            0.7%
    Orange SA................................... 4,969,645   82,565,290            0.9%
    Renault SA..................................   637,211   61,483,066            0.7%
    Societe Generale SA......................... 1,935,625   76,161,346            0.8%
    Total SA.................................... 3,839,334  194,043,000            2.1%
    Other Securities............................            164,835,925            1.7%
                                                           ------------            ----
TOTAL FRANCE....................................            830,799,071            9.0%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG.................   972,382   89,958,516            1.0%
    Daimler AG.................................. 2,326,914  162,131,549            1.8%
    E.ON SE..................................... 7,340,371   76,076,858            0.8%
    Other Securities............................            236,901,880            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            689,391,097            7.5%
                                                           ------------            ----

HONG KONG -- (2.2%)
    Other Securities............................            216,550,227            2.4%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   25,545,280            0.3%
                                                      --------------           -----

ISRAEL -- (0.3%)
    Other Securities......................                33,961,734            0.4%
                                                      --------------           -----

ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN...............................               279,204,868            3.0%
                                                      --------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----

SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    343,651 $   77,109,860            0.8%
      Other Securities................................               276,633,468            3.1%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               779,266,583            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571     50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
    Comcast Corp. Class A.................... 11,245,897 $  683,300,702            3.5%
#   Ford Motor Co............................ 14,411,800    195,424,008            1.0%
    General Motors Co........................  5,492,031    174,646,586            0.9%
#   Time Warner Cable, Inc...................  1,876,119    397,943,601            2.0%
    Time Warner, Inc.........................  3,948,043    296,655,951            1.5%
    Other Securities.........................               830,443,954            4.3%
                                                         --------------           -----
Total Consumer Discretionary.................             2,578,414,802           13.2%
                                                         --------------           -----
Consumer Staples -- (5.8%)
    CVS Health Corp..........................  3,613,015    363,108,008            1.9%
    Mondelez International, Inc. Class A.....  4,768,026    204,834,397            1.0%
#   Tyson Foods, Inc. Class A................  1,957,913    128,869,834            0.7%
    Other Securities.........................               478,054,799            2.4%
                                                         --------------           -----
Total Consumer Staples.......................             1,174,867,038            6.0%
                                                         --------------           -----
Energy -- (14.8%)
    Chevron Corp.............................  5,339,517    545,591,847            2.8%
    ConocoPhillips...........................  3,250,805    155,355,971            0.8%
    EOG Resources, Inc.......................  1,869,703    154,474,862            0.8%
    Exxon Mobil Corp.........................  8,661,008    765,633,107            3.9%
    Occidental Petroleum Corp................  1,857,300    142,362,045            0.7%
    Phillips 66..............................  2,055,820    168,803,380            0.9%
    Valero Energy Corp.......................  2,806,975    165,246,618            0.8%
    Other Securities.........................               895,330,434            4.6%
                                                         --------------           -----
Total Energy.................................             2,992,798,264           15.3%
                                                         --------------           -----
Financials -- (20.0%)
    American International Group, Inc........  2,735,967    152,721,678            0.8%
    Bank of America Corp..................... 14,959,787    217,814,499            1.1%
    Bank of New York Mellon Corp. (The)......  2,942,428    118,403,303            0.6%
    Capital One Financial Corp...............  2,036,842    147,446,992            0.8%
    Citigroup, Inc...........................  7,910,186    366,083,408            1.9%
    Goldman Sachs Group, Inc. (The)..........  1,354,171    222,233,003            1.1%
    JPMorgan Chase & Co...................... 10,611,645    670,655,964            3.4%
    PNC Financial Services Group, Inc. (The).  1,273,146    111,756,756            0.6%
    Travelers Cos., Inc. (The)...............  1,130,153    124,203,815            0.6%
    Wells Fargo & Co.........................  5,447,057    272,243,909            1.4%
    Other Securities.........................             1,662,121,065            8.4%
                                                         --------------           -----
Total Financials.............................             4,065,684,392           20.7%
                                                         --------------           -----
Health Care -- (9.8%)
    Aetna, Inc...............................  1,902,630    213,608,270            1.1%
*   Allergan P.L.C...........................    496,938    107,616,893            0.6%
    Anthem, Inc..............................  1,445,532    203,487,540            1.0%
*   Express Scripts Holding Co...............  2,739,577    201,989,012            1.0%
    Humana, Inc..............................    707,042    125,195,927            0.6%
    Medtronic P.L.C..........................  1,549,586    122,649,732            0.6%
    Pfizer, Inc.............................. 17,361,541    567,896,006            2.9%
    Thermo Fisher Scientific, Inc............  1,016,359    146,609,786            0.8%
    Other Securities.........................               298,418,415            1.5%
                                                         --------------           -----
Total Health Care............................             1,987,471,581           10.1%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Industrials -- (12.3%)
#     Caterpillar, Inc...................................   1,458,164 $   113,328,506            0.6%
      CSX Corp...........................................   5,234,843     142,754,169            0.7%
      FedEx Corp.........................................     852,287     140,721,107            0.7%
#     General Electric Co................................  12,660,433     389,308,315            2.0%
      Norfolk Southern Corp..............................   1,569,304     141,409,983            0.7%
      Northrop Grumman Corp..............................     554,629     114,397,778            0.6%
      Southwest Airlines Co..............................   3,733,160     166,536,268            0.9%
      Stanley Black & Decker, Inc........................   1,095,910     122,654,247            0.6%
      Union Pacific Corp.................................   3,312,084     288,913,087            1.5%
      Other Securities...................................                 872,978,108            4.4%
                                                                      ---------------          ------
Total Industrials........................................               2,493,001,568           12.7%
                                                                      ---------------          ------
Information Technology -- (11.4%)
      Cisco Systems, Inc.................................  16,047,576     441,147,864            2.3%
      EMC Corp...........................................   6,310,731     164,773,187            0.8%
      Hewlett Packard Enterprise Co......................   9,162,273     152,643,468            0.8%
      HP, Inc............................................   9,619,949     118,036,774            0.6%
      Intel Corp.........................................  14,779,066     447,510,119            2.3%
      QUALCOMM, Inc......................................   2,443,395     123,440,316            0.6%
      Other Securities...................................                 861,826,136            4.4%
                                                                      ---------------          ------
Total Information Technology.............................               2,309,377,864           11.8%
                                                                      ---------------          ------
Materials -- (3.8%)
      Newmont Mining Corp................................   3,239,227     113,275,768            0.6%
      Other Securities...................................                 661,460,194            3.4%
                                                                      ---------------          ------
Total Materials..........................................                 774,735,962            4.0%
                                                                      ---------------          ------
Telecommunication Services -- (4.8%)
      AT&T, Inc..........................................  20,155,917     782,452,698            4.0%
      Other Securities...................................                 185,180,731            0.9%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 967,633,429            4.9%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  66,106,762            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              19,410,091,662           99.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     208,566            0.0%
                                                                      ---------------          ------
TOTAL INVESTMENT SECURITIES..............................              19,410,300,228
                                                                      ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional Liquid Reserves, 0.455%. 195,967,517     195,967,517            1.0%
                                                                      ---------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....................  58,875,895     681,194,103            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,944,368,617)...............................               $20,287,461,848          103.5%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,578,414,802           --   --    $ 2,578,414,802
  Consumer Staples............   1,174,867,038           --   --      1,174,867,038
  Energy......................   2,992,798,264           --   --      2,992,798,264
  Financials..................   4,065,684,392           --   --      4,065,684,392
  Health Care.................   1,987,471,581           --   --      1,987,471,581
  Industrials.................   2,493,001,568           --   --      2,493,001,568
  Information Technology......   2,309,377,864           --   --      2,309,377,864
  Materials...................     774,735,962           --   --        774,735,962
  Telecommunication Services..     967,633,429           --   --        967,633,429
  Utilities...................      66,106,762           --   --         66,106,762
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     195,967,517           --   --        195,967,517
Securities Lending Collateral.              --  681,194,103   --        681,194,103
Futures Contracts**...........       3,800,351           --   --          3,800,351
                               --------------- ------------   --    ---------------
TOTAL......................... $19,609,859,530 $681,402,669   --    $20,291,262,199
                               =============== ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
    Comcast Corp. Class A.................. 3,718,201 $  225,917,893            4.2%
    Ford Motor Co.......................... 2,262,492     30,679,392            0.6%
    Time Warner Cable, Inc.................   693,942    147,192,038            2.8%
    Time Warner, Inc....................... 1,534,860    115,329,380            2.2%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     38,956,210            0.7%
    Other Securities.......................              370,558,365            6.8%
                                                      --------------           -----
Total Consumer Discretionary...............              928,633,278           17.3%
                                                      --------------           -----
Consumer Staples -- (8.5%)
    Archer-Daniels-Midland Co..............   813,476     32,490,231            0.6%
    Constellation Brands, Inc. Class A.....   249,042     38,865,494            0.7%
    CVS Health Corp........................ 1,510,745    151,829,872            2.8%
    Mondelez International, Inc. Class A... 2,081,099     89,404,013            1.7%
#   Tyson Foods, Inc. Class A..............   405,030     26,659,075            0.5%
    Walgreens Boots Alliance, Inc..........   415,953     32,976,754            0.6%
    Other Securities.......................               91,336,897            1.7%
                                                      --------------           -----
Total Consumer Staples.....................              463,562,336            8.6%
                                                      --------------           -----
Energy -- (13.6%)
    Chevron Corp........................... 1,059,509    108,260,630            2.0%
    ConocoPhillips......................... 1,728,838     82,621,168            1.5%
    Exxon Mobil Corp....................... 2,285,264    202,017,338            3.8%
    Marathon Petroleum Corp................   903,936     35,325,819            0.7%
    Phillips 66............................   883,414     72,537,123            1.4%
    Schlumberger, Ltd......................   602,942     48,440,360            0.9%
    Valero Energy Corp.....................   605,899     35,669,274            0.7%
    Other Securities.......................              161,555,248            2.9%
                                                      --------------           -----
Total Energy...............................              746,426,960           13.9%
                                                      --------------           -----
Financials -- (18.6%)
    American International Group, Inc......   899,581     50,214,611            1.0%
    Bank of America Corp................... 5,529,894     80,515,257            1.5%
    Capital One Financial Corp.............   373,787     27,058,441            0.5%
    Citigroup, Inc......................... 2,111,653     97,727,301            1.8%
    CME Group, Inc.........................   414,385     38,086,125            0.7%
    Goldman Sachs Group, Inc. (The)........   209,155     34,324,427            0.7%
    JPMorgan Chase & Co.................... 2,192,830    138,586,856            2.6%
    MetLife, Inc...........................   991,138     44,700,324            0.8%
    Morgan Stanley......................... 1,054,617     28,537,936            0.5%
    Prudential Financial, Inc..............   497,625     38,635,605            0.7%
*   Synchrony Financial....................   914,357     27,951,893            0.5%
    Wells Fargo & Co....................... 1,406,844     70,314,063            1.3%
    Other Securities.......................              340,071,940            6.3%
                                                      --------------           -----
Total Financials...........................            1,016,724,779           18.9%
                                                      --------------           -----
Health Care -- (11.0%)
    Aetna, Inc.............................   558,462     62,698,529            1.2%
    Anthem, Inc............................   504,640     71,038,173            1.3%
*   Boston Scientific Corp................. 1,204,199     26,396,042            0.5%
*   Express Scripts Holding Co.............   501,076     36,944,334            0.7%
    Humana, Inc............................   236,814     41,932,655            0.8%
    Medtronic P.L.C........................   479,908     37,984,718            0.7%
#   Pfizer, Inc............................ 4,484,148    146,676,481            2.7%
    Thermo Fisher Scientific, Inc..........   499,520     72,055,760            1.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                            Shares       Value+     of Net Assets**
                                                            ------       ------     ---------------
Health Care -- (Continued)
      Other Securities...................................            $  106,777,399            1.9%
                                                                     --------------          ------
Total Health Care........................................               602,504,091           11.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      CSX Corp...........................................  1,242,950     33,895,246            0.6%
      General Electric Co................................  3,873,888    119,122,056            2.2%
      Norfolk Southern Corp..............................    545,229     49,130,585            0.9%
      Northrop Grumman Corp..............................    175,493     36,197,186            0.7%
      Southwest Airlines Co..............................    645,761     28,807,398            0.6%
      Union Pacific Corp.................................    888,128     77,471,405            1.5%
      Other Securities...................................               321,650,290            5.9%
                                                                     --------------          ------
Total Industrials........................................               666,274,166           12.4%
                                                                     --------------          ------
Information Technology -- (9.4%)
      Activision Blizzard, Inc...........................    982,162     33,855,124            0.7%
      Cisco Systems, Inc.................................  3,728,589    102,498,912            1.9%
      Intel Corp.........................................  3,141,595     95,127,497            1.8%
      QUALCOMM, Inc......................................    820,308     41,441,960            0.8%
*     Yahoo!, Inc........................................  1,048,770     38,384,982            0.7%
      Other Securities...................................               203,183,370            3.7%
                                                                     --------------          ------
Total Information Technology.............................               514,491,845            9.6%
                                                                     --------------          ------
Materials -- (2.3%)
      Other Securities...................................               125,935,445            2.3%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.7%)
      AT&T, Inc..........................................  5,441,020    211,220,396            3.9%
      Other Securities...................................                44,036,133            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               255,256,529            4.7%
                                                                     --------------          ------
Utilities -- (0.1%)
      Other Securities...................................                 8,790,449            0.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             5,328,599,878           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   167,860            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             5,328,767,738
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid Reserves, 0.455%. 51,680,486     51,680,486            1.0%
                                                                     --------------          ------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@  DFA Short Term Investment Fund.....................  7,607,782     88,022,042            1.6%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,300,426,704)................................              $5,468,470,266          101.7%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                               -------------------------------------------------
                                  Level 1       Level 2   Level 3     Total
                               -------------- ----------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  928,467,808 $   165,470   --    $  928,633,278
  Consumer Staples............    463,562,336          --   --       463,562,336
  Energy......................    746,426,960          --   --       746,426,960
  Financials..................  1,016,724,779          --   --     1,016,724,779
  Health Care.................    602,504,091          --   --       602,504,091
  Industrials.................    666,274,166          --   --       666,274,166
  Information Technology......    514,491,845          --   --       514,491,845
  Materials...................    125,935,445          --   --       125,935,445
  Other.......................             --          --   --                --
  Telecommunication Services..    255,256,529          --   --       255,256,529
  Utilities...................      8,790,449          --   --         8,790,449
Rights/Warrants...............             --     167,860   --           167,860
Temporary Cash Investments....     51,680,486          --   --        51,680,486
Securities Lending Collateral.             --  88,022,042   --        88,022,042
Futures Contracts**...........        474,883          --   --           474,883
                               -------------- -----------   --    --------------
TOTAL......................... $5,380,589,777 $88,355,372   --    $5,468,945,149
                               ============== ===========   ==    ==============

**Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                             The DFA                     The Tax-Managed
                                                                          International  The U.S. Large  U.S. Marketwide
                                                                          Value Series* Cap Value Series  Value Series
                                                                          ------------- ---------------- ---------------
ASSETS:
Investments at Value (including $648,436, $1,307,178 and $297,781 of
 securities on loan).....................................................  $9,070,307     $19,410,300      $5,328,768
Temporary Cash Investments at Value & Cost...............................          --         195,968          51,680
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.     677,034         681,194          88,022
Segregated Cash for Futures Contracts....................................       2,392           5,760           1,755
Foreign Currencies at Value..............................................      49,325              --              --
Cash.....................................................................           1              --              --
Receivables:
  Investment Securities Sold.............................................      32,802          33,856           7,901
  Dividends, Interest and Tax Reclaims...................................      41,783          23,979           6,015
  Securities Lending Income..............................................       1,620             238              56
Unrealized Gain on Forward Currency Contracts............................           2              --              --
Unrealized Gain on Foreign Currency Contracts............................           2              --              --
Prepaid Expenses and Other Assets........................................           5              19               4
                                                                           ----------     -----------      ----------
     Total Assets........................................................   9,875,273      20,351,314       5,484,201
                                                                           ----------     -----------      ----------
LIABILITIES:
Payables:
  Due to Custodian.......................................................          --              --             357
  Upon Return of Securities Loaned.......................................     677,034         681,194          88,022
  Investment Securities Purchased........................................          --          71,184          17,072
  Due to Advisor.........................................................       1,474           1,580             870
  Line of Credit.........................................................         529              --              --
  Futures Margin Variation...............................................         316             851             251
Unrealized Loss on Foreign Currency Contracts............................           1              --              --
Accrued Expenses and Other Liabilities...................................         632             842             252
                                                                           ----------     -----------      ----------
     Total Liabilities...................................................     679,986         755,651         106,824
                                                                           ----------     -----------      ----------
NET ASSETS...............................................................  $9,195,287     $19,595,663      $5,377,377
                                                                           ==========     ===========      ==========
Investments at Cost......................................................  $9,292,312     $14,067,207      $3,160,724
                                                                           ==========     ===========      ==========
Foreign Currencies at Cost...............................................  $   48,728     $        --      $       --
                                                                           ==========     ===========      ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   The Tax-
                                                                       The DFA    The U.S. Large Managed U.S.
                                                                    International   Cap Value     Marketwide
                                                                    Value Series      Series     Value Series
                                                                    ------------- -------------- ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13,081, $5 and $2,
   respectively)...................................................   $ 148,183     $ 242,607     $  58,568
  Income from Securities Lending...................................       5,233         2,235           568
                                                                      ---------     ---------     ---------
     Total Investment Income.......................................     153,416       244,842        59,136
                                                                      ---------     ---------     ---------
Expenses
  Investment Management Fees.......................................       8,649         9,096         5,093
  Accounting & Transfer Agent Fees.................................         224           459           129
  Custodian Fees...................................................         397            96            28
  Shareholders' Reports............................................          12            23            10
  Directors'/Trustees' Fees & Expenses.............................          37            77            22
  Professional Fees................................................          83           166            47
  Other............................................................         164           256            75
                                                                      ---------     ---------     ---------
     Total Expenses................................................       9,566        10,173         5,404
                                                                      ---------     ---------     ---------
  Fees Paid Indirectly (Note C)....................................         (25)           --            --
                                                                      ---------     ---------     ---------
  Net Expenses.....................................................       9,541        10,173         5,404
                                                                      ---------     ---------     ---------
  Net Investment Income (Loss).....................................     143,875       234,669        53,732
                                                                      ---------     ---------     ---------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................    (220,143)      124,227        65,104
    Futures........................................................       4,471         9,023         3,753
    Foreign Currency Transactions..................................       2,418            --            --
  Change in Unrealized Appreciation (Depreciation) of:.............
    Investment Securities and Foreign Currency.....................    (244,070)     (304,230)     (160,166)
    Futures........................................................       1,200         3,800           475
    Translation of Foreign Currency Denominated Amounts............       1,789            --            --
                                                                      ---------     ---------     ---------
  Net Realized and Unrealized Gain (Loss)..........................    (454,335)     (167,180)      (90,834)
                                                                      ---------     ---------     ---------
Net Increase (Decrease) in Net Assets Resulting from Operations....   $(310,460)    $  67,489     $ (37,102)
                                                                      =========     =========     =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The DFA International   The U.S. Large Cap Value   The Tax-Managed U.S.
                                                Value Series                Series           Marketwide Value Series
                                          -----------------------  ------------------------  ----------------------
                                          Six Months      Year     Six Months       Year     Six Months     Year
                                             Ended       Ended        Ended        Ended        Ended      Ended
                                           April 30,    Oct. 31,    April 30,     Oct. 31,    April 30,   Oct. 31,
                                             2016         2015        2016          2015        2016        2015
                                          ----------- -----------  -----------  -----------  ----------- ----------
                                          (Unaudited)              (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $  143,875  $   313,826  $   234,669  $   413,724  $   53,732  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........   (220,143)     244,684      124,227      858,150      65,104      88,248
    Futures..............................      4,471           --        9,023          (43)      3,753          --
    Foreign Currency Transactions........      2,418       (5,879)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   (244,070)  (1,034,230)    (304,230)  (1,018,426)   (160,166)    (36,271)
    Futures..............................      1,200           --        3,800           --         475          --
    Translation of Foreign Currency
     Denominated Amounts.................      1,789          654           --           --          --          --
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   (310,460)    (480,945)      67,489      253,405     (37,102)    148,446
                                          ----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................    731,108    1,070,207    1,111,084    1,769,181     201,134     247,754
  Withdrawals............................   (453,266)    (705,023)    (676,967)  (1,305,211)   (135,067)   (191,765)
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    277,842      365,184      434,117      463,970      66,067      55,989
                                          ----------  -----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................    (32,618)    (115,761)     501,606      717,375      28,965     204,435
Net Assets
  Beginning of Period....................  9,227,905    9,343,666   19,094,057   18,376,682   5,348,412   5,143,977
                                          ----------  -----------  -----------  -----------  ----------  ----------
  End of Period.......................... $9,195,287  $ 9,227,905  $19,595,663  $19,094,057  $5,377,377  $5,348,412
                                          ==========  ===========  ===========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                      The DFA International Value Series
                                              ---------------------------------------------------------------------------------
                                                Six Months         Year          Year          Year         Year         Year
                                                   Ended          Ended         Ended         Ended        Ended        Ended
                                                 April 30,       Oct. 31,      Oct. 31,      Oct. 31,     Oct. 31,     Oct. 31,
                                                   2016            2015          2014          2013         2012         2011
---------------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return.................................       (3.82)%(C)       (5.35)%       (0.72)%       28.18%        3.17%      (8.04)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........  $9,195,287       $9,227,905    $9,343,666    $8,792,130   $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets......        0.22%(D)         0.22%         0.22%         0.22%        0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly)............        0.22%(D)         0.22%         0.22%         0.22%        0.24%       0.23%
Ratio of Net Investment Income to Average
 Net Assets..................................        3.33%(D)         3.31%         4.50%         3.20%        3.75%       3.47%
Portfolio Turnover Rate......................           9%(C)           21%           17%           15%          14%          9%
---------------------------------------------------------------------------------------------------------------------------------

                                                                      The U.S. Large Cap Value Series
                                              ------------------------------------------------------------------------------
                                                Six Months        Year         Year         Year         Year        Year
                                                   Ended         Ended        Ended        Ended        Ended       Ended
                                                 April 30,      Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                   2016           2015         2014         2013         2012        2011
-----------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return.................................        0.06%(C)        1.32%       15.67%       35.68%       18.31%       5.69%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........ $19,595,663     $19,094,057  $18,376,682  $14,838,988  $10,589,152  $9,335,107
Ratio of Expenses to Average Net Assets......        0.11%(D)        0.11%        0.11%        0.11%        0.12%       0.12%
Ratio of Net Investment Income to Average
 Net Assets..................................        2.58%(D)        2.20%        1.90%        1.98%        2.15%       1.79%
Portfolio Turnover Rate......................           9%(C)          16%          15%          15%          10%         14%
-----------------------------------------------------------------------------------------------------------------------------

                                                                  The Tax-Managed U.S. Marketwide Value Series
                                              ------------------------------------------------------------------------
                                                Six Months
                                                Ended April     Year Ended    Year Ended    Year Ended    Year Ended
                                                 30, 2016      Oct. 31, 2015 Oct. 31, 2014 Oct. 31, 2013 Oct. 31, 2012
-----------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return.................................       (0.77)%(C)         2.93%        15.17%        35.92%        18.47%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........  $5,377,377        $5,348,412    $5,143,977    $4,389,755    $3,306,476
Ratio of Expenses to Average Net Assets......        0.21%(D)          0.21%         0.21%         0.21%         0.22%
Ratio of Net Investment Income to Average
 Net Assets..................................        2.11%(D)          1.82%         1.61%         1.82%         1.99%
Portfolio Turnover Rate......................           5%(C)             6%            2%            5%           10%
-----------------------------------------------------------------------------------------------------------------------

                                              -----------
                                              Year Ended
                                               Oct. 31,
                                                 2011
---------------------------------------------------------

Total Return.................................       6.33%
---------------------------------------------------------
Net Assets, End of Period (thousands)........ $2,901,325
Ratio of Expenses to Average Net Assets......       0.22%
Ratio of Net Investment Income to Average
 Net Assets..................................       1.61%
Portfolio Turnover Rate......................         20%
---------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or the Series are allocated using methods approved by the Board of Directors, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $25

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $313
               The U.S. Large Cap Value Series..............  459
               The Tax-Managed U.S. Marketwide Value Series.  137

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
      -                                             ---------- ----------
      The DFA International Value Series........... $1,118,820 $  781,486
      The U.S. Large Cap Value Series..............  2,097,033  1,576,121
      The Tax-Managed U.S. Marketwide Value Series.    322,820    235,800

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    Net Unrealized
                                              Federal Tax  Unrealized   Unrealized   Appreciation
                                                 Cost     Appreciation Depreciation (Depreciation)
-                                             ----------- ------------ ------------ --------------
The DFA International Value Series........... $ 9,979,881  $1,024,400  $(1,256,940)   $ (232,540)
The U.S. Large Cap Value Series..............  14,944,735   5,819,718     (476,991)    5,342,727
The Tax-Managed U.S. Marketwide Value Series.   3,301,033   2,261,287      (93,850)    2,167,437

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the International Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The

Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                     Expiration Number of  Contract Unrealized     Cash
                                   Description          Date    Contracts*  Value   Gain (Loss) Collateral
                             --------------------    ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)  06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)   06/17/16     342      35,211      (241)      1,230
                                                                           -------    ------      ------
                                                                           $68,449    $1,200      $2,392
                                                                           =======    ======      ======

* During the six months ended April 30, 2016, the Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                               Description          Date    Contracts*  Value   Gain (Loss) Collateral
                          -------------------    ---------- ---------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)  06/17/16    1,280    $131,782   $3,800      $5,760
                                                                       --------   ------      ------
                                                                       $131,782   $3,800      $5,760
                                                                       ========   ======      ======

* During the six months ended April 30, 2016, the Series' average notional contract amount of outstanding futures contracts was $78,128 (amount in thousands).

                                                  Expiration Number of  Contract Unrealized     Cash
                                Description          Date    Contracts*  Value   Gain (Loss) Collateral
                           -------------------    ---------- ---------- -------- ----------- ----------
The Tax-Managed U.S.
  Marketwide Value Series. S&P 500 Emini Index(R)  06/17/16     300     $30,887     $475       $1,755
                                                                        -------     ----       ------
                                                                        $30,887     $475       $1,755
                                                                        =======     ====       ======

* During the six months ended April 30, 2016, the Series' average notional contract amount of outstanding futures contracts was $19,862 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                                   Asset Derivatives Value
                                              ---------------------------------
                                               Total Value    Foreign
                                                    at       Exchange   Equity
                                              April 30, 2016 Contracts Contracts
-                                             -------------- --------- ---------
The DFA International Value Series...........     $1,443        $ 2     $1,441*
The U.S. Large Cap Value Series..............      3,800         --      3,800*
The Tax-Managed U.S. Marketwide Value Series.        475         --        475*

                                            Liability Derivatives Value
     -                                   --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
     -                                   -------------- --------- ---------
     The DFA International Value Series.     $(241)        --       $(241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                            Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2016 (amounts in thousands):

                                                   Realized Gain (Loss) on
                                                         Derivatives
                                                  ------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                  Total    Contracts  Contracts
                                                   ------  ---------  ---------
    The DFA International Value Series........... $4,655     $184      $4,471
    The U.S. Large Cap Value Series..............  9,023       --       9,023
    The Tax-Managed U.S. Marketwide Value Series.  3,753       --       3,753

                                                     Change in Unrealized
                                                  Appreciation (Depreciation) on
                                                         Derivatives
                                                  ------------------------------
                                                            Foreign
                                                           Exchange    Equity
                                                  Total    Contracts  Contracts
                                                   ------  ---------  ---------
    The DFA International Value Series........... $1,202     $  2      $1,200
    The U.S. Large Cap Value Series..............  3,800       --       3,800
    The Tax-Managed U.S. Marketwide Value Series.    475       --         475

H. Line of Credit and Interfund Lending Program:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   the Period
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.93%       $ 4,064         12        $ 1        $10,760
The U.S. Large Cap Value Series.......     0.87%        53,510          3          4         56,418
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.87%           734          7         --          2,249

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                 Realized Gain
 Portfolio                                     Purchases  Sales     (Loss)
 ---------                                     --------- ------- -------------
 The DFA International Value Series...........  $   155  $ 2,914    $ (210)
 The U.S. Large Cap Value Series..............   67,933   89,590     3,047
 The Tax-Managed U.S. Marketwide Value Series.   13,215    4,130     1,356

J. Securities Lending:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The U.S. Large Cap Value Series

The DFA International Value Series and The Tax-Managed U.S. Marketwide Value Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $103, $667,585 and $213,696 (amounts in thousands). Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                    Remaining Contractual Maturity of the Agreements As of April 30, 2016
                                    ---------------------------------------------------------------------
                                    Overnight and                 Between
                                     Continuous      <30 days   30 & 90 days   >90 days       Total
                                     --------------  --------   ------------   --------   --------------
Securities Lending Transactions
The DFA International Value Series
 Bonds............................. $  677,033,964      --           --           --      $  677,033,964
The U.S. Large Cap Value Series
 Bonds............................. $  681,194,103      --           --           --      $  681,194,103
The Tax-Managed U.S. Marketwide
  Value Series
 Bonds............................. $   88,022,042      --           --           --      $   88,022,042
                                     --------------     --           --           --      --------------
Total Borrowings................... $1,446,250,109      --           --           --      $1,446,250,109
                                     --------------     --           --           --      --------------
Gross amount of recognized liabilities for securities lending transactions....            $1,446,250,109
                                                                                          ==============

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Other:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-008S
 [LOGO]                                                              00157603

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2016 (Unaudited)

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2016

Dear Shareholder,

At Dimensional we strive to offer Fund shareholders the best available investment solutions and second-to-none client service. More than just shares in a mutual fund, the assets invested with us represent institutions and individuals and are often savings earned with sacrifice. We appreciate and take with enormous responsibility the trust clients have put in us, always aiming for the highest standards when managing money, performing research, and finding ways to better provide client service.

On behalf of all of us at Dimensional, thank you for letting us help you pursue your investment goals. Your trust is taken with the seriousness it deserves.

Sincerely,



Eduardo A. Repetto
Co-Chief Executive Officer and Co-Chief Investment Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                Page
                                                                ----
            Letter to Shareholders
            Definitions of Abbreviations and Footnotes.........   1
            Dimensional Investment Group Inc.
               Disclosure of Fund Expenses.....................   2
               Disclosure of Portfolio Holdings................   4
               Schedules of Investments
                   DFA International Value Portfolio IV........   5
                   Emerging Markets Portfolio II...............   5
               Statements of Assets and Liabilities............   6
               Statements of Operations........................   7
               Statements of Changes in Net Assets.............   8
               Financial Highlights............................   9
               Notes to Financial Statements...................  10
            The DFA Investment Trust Company
               Disclosure of Fund Expenses.....................  15
               Disclosure of Portfolio Holdings................  16
               Summary Schedules of Portfolio Holdings
                   The DFA International Value Series..........  17
                   The Emerging Markets Series.................  21
               Statements of Assets and Liabilities............  25
               Statements of Operations........................  26
               Statements of Changes in Net Assets.............  27
               Financial Highlights............................  28
               Notes to Financial Statements...................  29
            Voting Proxies on Fund Portfolio Securities........  38
            Board Approval of Investment Management Agreements.  39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2016
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/15  04/30/16    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio IV**
--------------------------------------
Actual Fund Return                      $1,000.00 $  961.50    0.28%    $1.37
Hypothetical 5% Annual Return           $1,000.00 $1,023.47    0.28%    $1.41

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/15  04/30/16    Ratio*   Period*
                                     --------- --------- ---------- --------
    Emerging Markets Portfolio II**
    -------------------------------
    Actual Fund Return               $1,000.00 $1,018.20    0.35%    $1.76
    Hypothetical 5% Annual Return    $1,000.00 $1,023.12    0.35%    $1.76

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                            SCHEDULE OF INVESTMENTS

                                April 30, 2016
                                  (Unaudited)

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                Value+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $201,285,922
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $200,402,242)............................ $201,285,922
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                               Value+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $79,861,622
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $18,537,937)............................. $79,861,622
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                             DFA
                                                                                        International   Emerging
                                                                                            Value       Markets
                                                                                        Portfolio IV  Portfolio II
                                                                                        ------------- ------------
ASSETS:
Investment in Affiliated Investment Company at Value................................... $    201,286  $     79,862
  Fund Shares Sold.....................................................................          136            71
Prepaid Expenses and Other Assets......................................................            7             6
                                                                                        ------------  ------------
     Total Assets......................................................................      201,429        79,939
                                                                                        ------------  ------------
LIABILITIES:
Payables:
  Due to Advisor.......................................................................            7            10
Accrued Expenses and Other Liabilities.................................................           19             8
                                                                                        ------------  ------------
     Total Liabilities.................................................................           26            18
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    201,403  $     79,921
                                                                                        ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   16,456,062     3,722,837
                                                                                        ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      12.24  $      21.47
                                                                                        ============  ============
Investment in Affiliated Investment Company at Cost.................................... $    200,402  $     18,538
                                                                                        ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    220,739  $     78,735
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        2,080            (2)
Accumulated Net Realized Gain (Loss)...................................................      (22,360)      (60,136)
Net Unrealized Foreign Exchange Gain (Loss)............................................           60            --
Net Unrealized Appreciation (Depreciation).............................................          884        61,324
                                                                                        ------------  ------------
NET ASSETS............................................................................. $    201,403  $     79,921
                                                                                        ============  ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000   300,000,000
                                                                                        ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                  DFA
                                                                                             International   Emerging
                                                                                                 Value        Markets
                                                                                             Portfolio IV* Portfolio II*
                                                                                             ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $289 and $84, respectively)...................   $  3,297        $ 645
  Income from Securities Lending............................................................        117           62
  Expenses Allocated from Affiliated Investment Company.....................................       (216)         (61)
                                                                                               --------        -----
     Total Investment Income................................................................      3,198          646
                                                                                               --------        -----
Expenses
  Investment Management Fees................................................................        235           94
  Accounting & Transfer Agent Fees..........................................................          2            2
  Filing Fees...............................................................................         10            9
  Shareholders' Reports.....................................................................          4            2
  Directors'/Trustees' Fees & Expenses......................................................          1           --
  Other.....................................................................................          2            1
                                                                                               --------        -----
     Total Expenses.........................................................................        254          108
                                                                                               --------        -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................       (196)         (38)
                                                                                               --------        -----
  Net Investment Income (Loss)..............................................................      3,140          576
                                                                                               --------        -----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................................     (4,632)        (514)
    Futures.................................................................................         96           14
    Foreign Currency Transactions...........................................................         52           15
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................     (7,610)         767
    Futures.................................................................................         24           21
    Translation of Foreign Currency Denominated Amounts.....................................         39            3
                                                                                               --------        -----
  Net Realized and Unrealized Gain (Loss)...................................................    (12,031)         306
                                                                                               --------        -----
Net Increase (Decrease) in Net Assets Resulting from Operations.............................   $ (8,891)       $ 882
                                                                                               ========        =====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     DFA International Value   Emerging Markets
                                                                         Portfolio IV            Portfolio II
                                                                     ----------------------  --------------------
                                                                     Six Months     Year     Six Months    Year
                                                                        Ended      Ended        Ended     Ended
                                                                      April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                        2016        2015        2016       2015
                                                                     -----------  --------   ----------- --------
                                                                     (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................  $  3,140    $  8,027    $    576   $  2,087
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................................    (4,632)      8,096        (514)      (693)
    Futures.........................................................        96          --          14         61
    Foreign Currency Transactions...................................        52        (157)         15        (49)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................    (7,610)    (28,686)        767    (16,625)
    Futures.........................................................        24          --          21         (4)
    Translation of Foreign Currency Denominated Amounts.............        39          18           3         (2)
                                                                      --------    --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................    (8,891)    (12,702)        882    (15,225)
                                                                      --------    --------    --------   --------
Distributions From:
  Net Investment Income.............................................    (7,677)    (12,599)     (2,525)    (2,459)
                                                                      --------    --------    --------   --------
     Total Distributions............................................    (7,677)    (12,599)     (2,525)    (2,459)
                                                                      --------    --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................................     8,996      14,480       6,743     12,868
  Shares Issued in Lieu of Cash Distributions.......................     7,677      12,599       2,525      2,459
  Shares Redeemed...................................................   (20,189)    (37,932)    (10,122)   (20,212)
                                                                      --------    --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions........    (3,516)    (10,853)       (854)    (4,885)
                                                                      --------    --------    --------   --------
     Total Increase (Decrease) in Net Assets........................   (20,084)    (36,154)     (2,497)   (22,569)
Net Assets
  Beginning of Period...............................................   221,487     257,641      82,418    104,987
                                                                      --------    --------    --------   --------
  End of Period.....................................................  $201,403    $221,487    $ 79,921   $ 82,418
                                                                      ========    ========    ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................................       771       1,045         331        530
  Shares Issued in Lieu of Cash Distributions.......................       633         957         127        106
  Shares Redeemed...................................................    (1,706)     (2,714)       (515)      (841)
                                                                      --------    --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed........      (302)       (712)        (57)      (205)
                                                                      ========    ========    ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................  $  2,080    $  6,617    $     (2)  $  1,947

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                  DFA International Value Portfolio IV
                                                   -----------------------------------------------------------------
                                                    Six Months       Year       Year      Year      Year       Year
                                                       Ended        Ended      Ended     Ended     Ended      Ended
                                                     April 30,     Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                       2016          2015       2014      2013      2012       2011
-----------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period..............  $  13.22      $  14.75   $  15.32   $  12.48  $  12.67  $  14.14
                                                    --------      --------   --------   --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.19          0.46       0.68       0.42      0.45      0.49
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     (0.70)        (1.26)     (0.80)      2.96     (0.11)    (1.61)
                                                    --------      --------   --------   --------  --------  --------
   Total from Investment Operations...............     (0.51)        (0.80)     (0.12)      3.38      0.34     (1.12)
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.47)        (0.73)     (0.45)     (0.54)    (0.53)    (0.35)
                                                    --------      --------   --------   --------  --------  --------
   Total Distributions............................     (0.47)        (0.73)     (0.45)     (0.54)    (0.53)    (0.35)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  12.24      $  13.22   $  14.75   $  15.32  $  12.48  $  12.67
=================================================  ===========    ========   ========   ========  ========  ========
Total Return......................................     (3.85)%(C)    (5.42)%    (0.73)%    28.08%     3.20%    (8.13)%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $201,403      $221,487   $257,641   $265,343  $252,963  $308,474
Ratio of Expenses to Average Net Assets (B).......      0.28%(D)      0.27%      0.27%      0.28%     0.28%     0.28%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)........................      0.48%(D)      0.32%      0.27%      0.28%     0.28%     0.28%
Ratio of Net Investment Income to Average Net
 Assets...........................................      3.21%(D)      3.26%      4.46%      3.13%     3.76%     3.45%
-----------------------------------------------------------------------------------------------------------------------

                                                                    Emerging Markets Portfolio II
                                                   --------------------------------------------------------------
                                                   Six Months      Year      Year      Year      Year       Year
                                                      Ended       Ended     Ended     Ended     Ended      Ended
                                                    April 30,    Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                                      2016         2015      2014      2013      2012       2011
-------------------------------------------------------------------------------------------------------------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 21.80     $ 26.34   $  26.65  $  25.49  $  25.14  $  27.53
                                                     -------     -------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.15        0.53       0.59      0.56      0.58      0.63
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      0.19       (4.45)     (0.22)     1.16      0.44     (2.42)
                                                     -------     -------   --------  --------  --------  --------
   Total from Investment Operations...............      0.34       (3.92)      0.37      1.72      1.02     (1.79)
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.67)      (0.62)     (0.68)    (0.56)    (0.67)    (0.60)
                                                     -------     -------   --------  --------  --------  --------
   Total Distributions............................     (0.67)      (0.62)     (0.68)    (0.56)    (0.67)    (0.60)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $ 21.47     $ 21.80   $  26.34  $  26.65  $  25.49  $  25.14
=================================================  ===========   ========  ========  ========  ========  ========
Total Return......................................      1.82%(C)  (15.02)%     1.53%     6.80%     4.37%    (6.68)%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $79,921     $82,418   $104,987  $112,140  $114,646  $126,007
Ratio of Expenses to Average Net Assets (B).......      0.35%(D)    0.34%      0.34%     0.35%     0.38%     0.39%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor) (B)........................      0.45%(D)    0.36%      0.34%     0.35%     0.38%     0.39%
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.52%(D)    2.18%      2.29%     2.17%     2.33%     2.28%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2016, DFA International Value Portfolio IV and Emerging Markets Portfolio II each owned 2% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate 0.25% of average daily net assets for Emerging Markets Portfolio II.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

                                                                     Previously
                                                     Recovery       Waived Fees/
                                       Expense    of Previously   Expenses Assumed
                                      Limitation   Waived Fees/   Subject to Future
Institutional Class Shares              Amount   Expenses Assumed     Recovery
--------------------------            ---------- ---------------- -----------------
DFA International Value Portfolio IV.    0.24%*         --               --
Emerging Markets Portfolio II........    0.25%          --               --

* The expense limitation amount for the Portfolios is equal to 0.40% of the first $40 million of average daily net assets and 0.20% of the average daily net assets exceeding $40 million. The expense limitation amount listed above is a blended rate.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2016, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $15
                   Emerging Markets Portfolio II........   6

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2015, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.       $ 3            $(43)         $  40
Emerging Markets Portfolio II........        --             350           (350)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2014 and October 31, 2015 were as follows (amounts in thousands):

                                      Net Investment
                                        Income and
                                        Short-Term     Long-Term   Tax Exempt
                                      Capital Gains  Capital Gains   Income    Total
                                      -------------- ------------- ---------- -------
DFA International Value Portfolio IV
2014.................................    $ 7,747          --           --     $ 7,747
2015.................................     12,599          --           --      12,599
Emerging Markets Portfolio II
2014.................................      2,821          --           --       2,821
2015.................................      2,459          --           --       2,459

   At October 31, 2015, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                               Total Net
                                      Net Investment                                            Distributable
                                        Income and   Undistributed                 Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss   Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryforwards (Depreciation)    Losses)
                                      -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio IV.     $6,907          --         $(17,786)      $ 8,131        $(2,748)
Emerging Markets Portfolio II........      2,383          --          (59,639)       60,093          2,837

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the DFA International Value Portfolio IV and Emerging Markets Portfolio II had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                             Expires on
                                            October 31,
                                            ------------
                                             2016   2017 Unlimited  Total
                                            ------- ---- --------- -------
      DFA International Value Portfolio IV. $17,786  --       --   $17,786
      Emerging Markets Portfolio II........  58,399  --   $1,240    59,639

   During the year ended October 31, 2015, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio IV. $7,978

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
DFA International Value Portfolio IV. $200,761   $   525         --         $   525
Emerging Markets Portfolio II........   18,979    60,883         --          60,883

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2016.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

   At April 30, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/15  04/30/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return                  $1,000.00 $  961.80    0.22%    $1.07
  Hypothetical 5% Annual Return       $1,000.00 $1,023.77    0.22%    $1.11

  The Emerging Markets Series
  ---------------------------
  Actual Fund Return                  $1,000.00 $1,018.90    0.16%    $0.80
  Hypothetical 5% Annual Return       $1,000.00 $1,024.07    0.16%    $0.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................  11.9%
              Consumer Staples.............................   3.5%
              Energy.......................................  17.5%
              Financials...................................  30.9%
              Health Care..................................   1.4%
              Industrials..................................  10.7%
              Information Technology.......................   3.3%
              Materials....................................  12.8%
              Telecommunication Services...................   5.4%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................  10.1%
              Consumer Staples.............................   9.9%
              Energy.......................................   7.3%
              Financials...................................  25.4%
              Health Care..................................   3.1%
              Industrials..................................   7.9%
              Information Technology.......................  18.0%
              Materials....................................   8.4%
              Telecommunication Services...................   6.3%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                           Percentage
                                                   Shares     Value++    of Net Assets**
                                                   ------     -------    ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
#   Australia & New Zealand Banking Group, Ltd... 3,590,931 $ 65,821,487            0.7%
    BHP Billiton, Ltd............................ 5,172,675   80,781,349            0.9%
    Woodside Petroleum, Ltd...................... 3,159,294   67,640,474            0.7%
    Other Securities.............................            385,127,473            4.2%
                                                            ------------            ----
TOTAL AUSTRALIA..................................            599,370,783            6.5%
                                                            ------------            ----

AUSTRIA -- (0.1%)
    Other Securities.............................              8,597,516            0.1%
                                                            ------------            ----

BELGIUM -- (1.4%)
    Other Securities.............................            135,894,454            1.5%
                                                            ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................. 1,531,755   99,809,156            1.1%
    Canadian Natural Resources, Ltd. (136385101). 1,624,266   48,760,465            0.5%
    Canadian Natural Resources, Ltd. (2171573)... 1,849,320   55,537,083            0.6%
    Manulife Financial Corp...................... 3,287,435   48,471,784            0.5%
    Suncor Energy, Inc........................... 3,920,306  115,075,227            1.3%
    Other Securities.............................            411,534,370            4.5%
                                                            ------------            ----
TOTAL CANADA.....................................            779,188,085            8.5%
                                                            ------------            ----

DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................   766,236   54,848,737            0.6%
    Other Securities.............................            103,831,510            1.1%
                                                            ------------            ----
TOTAL DENMARK....................................            158,680,247            1.7%
                                                            ------------            ----

FINLAND -- (0.6%)
    Other Securities.............................             59,849,749            0.7%
                                                            ------------            ----

FRANCE -- (8.5%)
#   AXA SA....................................... 2,111,384   53,311,602            0.6%
    BNP Paribas SA............................... 1,037,040   54,920,536            0.6%
    Cie de Saint-Gobain.......................... 1,789,605   82,004,233            0.9%
#   Engie SA..................................... 3,727,183   61,474,073            0.7%
    Orange SA.................................... 4,969,645   82,565,290            0.9%
    Renault SA...................................   637,211   61,483,066            0.7%
    Societe Generale SA.......................... 1,935,625   76,161,346            0.8%
    Total SA..................................... 3,839,334  194,043,000            2.1%
    Other Securities.............................            164,835,925            1.7%
                                                            ------------            ----
TOTAL FRANCE.....................................            830,799,071            9.0%
                                                            ------------            ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758  124,322,294            1.3%
    Bayerische Motoren Werke AG..................   972,382   89,958,516            1.0%
    Daimler AG................................... 2,326,914  162,131,549            1.8%
    E.ON SE...................................... 7,340,371   76,076,858            0.8%
    Other Securities.............................            236,901,880            2.6%
                                                            ------------            ----
TOTAL GERMANY....................................            689,391,097            7.5%
                                                            ------------            ----

HONG KONG -- (2.2%)
    Other Securities.............................            216,550,227            2.4%
                                                            ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   25,545,280            0.3%
                                                      --------------           -----

ISRAEL -- (0.3%)
    Other Securities......................                33,961,734            0.4%
                                                      --------------           -----

ITALY -- (1.3%)
    Eni SpA...............................  3,275,027     53,503,894            0.6%
    Other Securities......................                69,169,755            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               122,673,649            1.3%
                                                      --------------           -----

JAPAN -- (19.1%)
    Hitachi, Ltd.......................... 10,760,000     49,304,745            0.5%
    Honda Motor Co., Ltd..................  3,658,600     98,730,134            1.1%
    Mitsubishi UFJ Financial Group, Inc... 21,459,506     99,031,588            1.1%
    Mizuho Financial Group, Inc........... 53,298,800     79,890,176            0.9%
    Nissan Motor Co., Ltd.................  6,015,000     53,377,246            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,794,500     84,091,227            0.9%
    Other Securities......................             1,393,125,849           15.1%
                                                      --------------           -----
TOTAL JAPAN...............................             1,857,550,965           20.2%
                                                      --------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV..........................  6,261,830     76,728,813            0.8%
    Koninklijke Philips NV................  2,397,124     65,869,543            0.7%
    Other Securities......................               154,682,641            1.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               297,280,997            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                 7,903,963            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                75,977,193            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,218,526            0.0%
                                                      --------------           -----

SINGAPORE -- (0.9%)
    Other Securities......................                90,271,550            1.0%
                                                      --------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 30,476,654    154,770,173            1.7%
    Iberdrola SA..........................  7,788,549     55,444,651            0.6%
    Other Securities......................                68,990,044            0.7%
                                                      --------------           -----
TOTAL SPAIN...............................               279,204,868            3.0%
                                                      --------------           -----

SWEDEN -- (2.7%)
    Svenska Cellulosa AB SCA Class B......  2,105,645     66,436,504            0.7%
    Other Securities......................               194,561,306            2.1%
                                                      --------------           -----
TOTAL SWEDEN..............................               260,997,810            2.8%
                                                      --------------           -----

SWITZERLAND -- (8.0%)
    ABB, Ltd..............................  4,800,878    101,635,858            1.1%
    Cie Financiere Richemont SA...........  1,271,917     84,811,693            0.9%
    Novartis AG...........................  1,144,421     87,092,965            0.9%
    Swiss Re AG...........................  1,037,390     92,201,704            1.0%
    UBS Group AG..........................  3,448,485     59,781,035            0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                   Percentage
                                                         Shares      Value++     of Net Assets**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.......................    343,651 $   77,109,860            0.8%
      Other Securities................................               276,633,468            3.1%
                                                                  --------------          ------
TOTAL SWITZERLAND.....................................               779,266,583            8.5%
                                                                  --------------          ------

UNITED KINGDOM -- (17.3%)
      Barclays P.L.C. Sponsored ADR...................  5,022,571     50,476,839            0.6%
      BP P.L.C. Sponsored ADR......................... 10,320,587    346,565,316            3.8%
      Glencore P.L.C.................................. 22,997,045     54,961,059            0.6%
      HSBC Holdings P.L.C............................. 22,027,686    145,974,714            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,977,884     99,252,873            1.1%
      Royal Dutch Shell P.L.C. Class A................  2,118,295     55,484,923            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  2,631,838    139,197,892            1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,699,017    197,342,557            2.1%
      Vodafone Group P.L.C............................ 58,351,986    188,000,632            2.0%
      Vodafone Group P.L.C. Sponsored ADR.............  4,011,201    131,326,730            1.4%
      Other Securities................................               273,961,873            3.0%
                                                                  --------------          ------
TOTAL UNITED KINGDOM..................................             1,682,545,408           18.3%
                                                                  --------------          ------
TOTAL COMMON STOCKS...................................             8,995,719,755           97.8%
                                                                  --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...................................    396,506     57,518,392            0.6%
      Other Securities................................                17,068,834            0.2%
                                                                  --------------          ------
TOTAL GERMANY.........................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL PREFERRED STOCKS................................                74,587,226            0.8%
                                                                  --------------          ------
TOTAL INVESTMENT SECURITIES...........................             9,070,306,981
                                                                  --------------

                                                                     Value+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund.................. 58,516,332    677,033,964            7.4%
                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,969,346,327).............................              $9,747,340,945          106.0%
                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $   48,124,863 $  551,245,920   --    $  599,370,783
  Austria.....................             --      8,597,516   --         8,597,516
  Belgium.....................      5,539,688    130,354,766   --       135,894,454
  Canada......................    779,096,158         91,927   --       779,188,085
  Denmark.....................             --    158,680,247   --       158,680,247
  Finland.....................      2,128,174     57,721,575   --        59,849,749
  France......................        350,061    830,449,010   --       830,799,071
  Germany.....................     62,545,620    626,845,477   --       689,391,097
  Hong Kong...................             --    216,550,227   --       216,550,227
  Ireland.....................      6,264,938     19,280,342   --        25,545,280
  Israel......................             --     33,961,734   --        33,961,734
  Italy.......................     18,026,740    104,646,909   --       122,673,649
  Japan.......................     54,948,538  1,802,602,427   --     1,857,550,965
  Netherlands.................     36,396,819    260,884,178   --       297,280,997
  New Zealand.................             --      7,903,963   --         7,903,963
  Norway......................     14,333,018     61,644,175   --        75,977,193
  Portugal....................             --      4,218,526   --         4,218,526
  Singapore...................             --     90,271,550   --        90,271,550
  Spain.......................      4,462,466    274,742,402   --       279,204,868
  Sweden......................      6,751,752    254,246,058   --       260,997,810
  Switzerland.................     30,008,198    749,258,385   --       779,266,583
  United Kingdom..............    994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
  Germany.....................             --     74,587,226   --        74,587,226
Securities Lending Collateral.             --    677,033,964   --       677,033,964
Futures Contracts**...........      1,200,017             --   --         1,200,017
Forward Currency Contracts**..             --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL......................... $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2016
                                  (Unaudited)

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA ADR........................................  5,984,451 $ 33,453,081            0.7%
    Cielo SA............................................  1,506,864   14,677,606            0.3%
    Other Securities....................................             197,554,532            4.4%
                                                                    ------------           -----
TOTAL BRAZIL............................................             245,685,219            5.4%
                                                                    ------------           -----

CHILE -- (1.5%)
    Other Securities....................................              71,689,780            1.6%
                                                                    ------------           -----

CHINA -- (13.6%)
    Bank of China, Ltd. Class H......................... 63,274,181   25,619,359            0.6%
    China Construction Bank Corp. Class H............... 69,620,590   44,217,920            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   52,813,599            1.2%
    CNOOC, Ltd. Sponsored ADR...........................    127,716   15,763,986            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 71,229,185   38,136,168            0.8%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   21,693,760            0.5%
    Tencent Holdings, Ltd...............................  4,351,400   88,543,644            2.0%
    Other Securities....................................             351,497,229            7.5%
                                                                    ------------           -----
TOTAL CHINA.............................................             638,285,665           14.0%
                                                                    ------------           -----

COLOMBIA -- (0.6%)
    Other Securities....................................              27,480,378            0.6%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               8,877,220            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               5,765,624            0.1%
                                                                    ------------           -----

GREECE -- (0.3%)
    Other Securities....................................              12,625,172            0.3%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              16,647,353            0.4%
                                                                    ------------           -----

INDIA -- (11.7%)
    Axis Bank, Ltd......................................  2,058,467   14,584,815            0.3%
    HDFC Bank, Ltd......................................  1,530,953   25,879,410            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   15,033,549            0.3%
    Infosys, Ltd........................................  1,886,232   34,259,997            0.8%
    Infosys, Ltd. Sponsored ADR.........................    847,888   15,940,294            0.4%
    ITC, Ltd............................................  3,264,295   16,012,953            0.4%
    Reliance Industries, Ltd............................  1,625,226   23,982,462            0.5%
    Sun Pharmaceutical Industries, Ltd..................  1,259,691   15,406,140            0.3%
    Tata Consultancy Services, Ltd......................    720,066   27,544,405            0.6%
    Other Securities....................................             360,415,109            7.9%
                                                                    ------------           -----
TOTAL INDIA.............................................             549,059,134           12.1%
                                                                    ------------           -----

INDONESIA -- (3.1%)
    Bank Central Asia Tbk PT............................ 15,447,700   15,245,332            0.3%
    Other Securities....................................             129,329,351            2.9%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             144,574,683            3.2%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               Percentage
                                                       Shares     Value++    of Net Assets**
                                                       ------     -------    ---------------
MALAYSIA -- (4.2%)
    Public Bank Bhd.................................  3,537,614 $ 16,921,955            0.4%
    Tenaga Nasional Bhd.............................  4,375,250   16,072,346            0.4%
    Other Securities................................             163,027,493            3.5%
                                                                ------------           -----
TOTAL MALAYSIA......................................             196,021,794            4.3%
                                                                ------------           -----

MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A.....................  8,197,783   15,419,102            0.3%
    America Movil S.A.B. de C.V. Series L........... 46,329,297   32,798,740            0.7%
    Fomento Economico Mexicano S.A.B. de C.V........  1,793,669   16,720,400            0.4%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,709,628   26,777,401            0.6%
    Grupo Mexico S.A.B. de C.V. Series B............  6,024,993   15,324,560            0.3%
    Grupo Televisa S.A.B. Series CPO................  3,292,769   19,196,248            0.4%
    Wal-Mart de Mexico S.A.B. de C.V................  7,054,235   17,434,012            0.4%
    Other Securities................................             122,877,443            2.7%
                                                                ------------           -----
TOTAL MEXICO........................................             266,547,906            5.8%
                                                                ------------           -----

PERU -- (0.3%)
    Other Securities................................              13,030,701            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.8%)
    Other Securities................................              84,216,211            1.8%
                                                                ------------           -----

POLAND -- (1.6%)
    Other Securities................................              76,086,626            1.7%
                                                                ------------           -----

RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR.......................  5,279,647   27,432,935            0.6%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   14,618,609            0.3%
    Other Securities................................              47,261,890            1.1%
                                                                ------------           -----
TOTAL RUSSIA........................................              89,313,434            2.0%
                                                                ------------           -----

SOUTH AFRICA -- (8.5%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   26,930,328            0.6%
    Bidvest Group, Ltd. (The).......................    778,465   19,778,039            0.4%
    FirstRand, Ltd..................................  4,730,180   15,203,319            0.3%
    MTN Group, Ltd..................................  2,516,919   26,348,362            0.6%
    Naspers, Ltd. Class N...........................    370,571   50,994,756            1.1%
    Sasol, Ltd. Sponsored ADR.......................    778,314   25,520,916            0.6%
    Standard Bank Group, Ltd........................  1,835,594   16,484,257            0.4%
    Steinhoff International Holdings NV.............  3,126,745   19,559,450            0.4%
    Other Securities................................             199,582,578            4.4%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             400,402,005            8.8%
                                                                ------------           -----

SOUTH KOREA -- (14.2%)
    Hyundai Motor Co................................    175,874   22,067,187            0.5%
    KT&G Corp.......................................    132,438   14,268,223            0.3%
    NAVER Corp......................................     33,801   20,032,066            0.4%
    Samsung Electronics Co., Ltd....................     97,289  106,028,534            2.3%
    Samsung Electronics Co., Ltd. GDR...............     52,509   28,672,951            0.6%
    SK Hynix, Inc...................................    705,494   17,304,220            0.4%
    Other Securities................................             460,012,485           10.2%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             668,385,666           14.7%
                                                                ------------           -----

TAIWAN -- (13.6%)
    Hon Hai Precision Industry Co., Ltd............. 15,697,867   37,393,311            0.8%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          Percentage
                                                                Shares      Value++     of Net Assets**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808 $  115,726,652            2.6%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,672,158     39,446,207            0.9%
      Other Securities.......................................               447,889,847            9.8%
                                                                         --------------          ------
TOTAL TAIWAN.................................................               640,456,017           14.1%
                                                                         --------------          ------

THAILAND -- (2.7%)
      PTT PCL................................................  1,634,600     14,226,121            0.3%
      Other Securities.......................................               111,439,249            2.5%
                                                                         --------------          ------
TOTAL THAILAND...............................................               125,665,370            2.8%
                                                                         --------------          ------

TURKEY -- (1.9%)
      Other Securities.......................................                91,908,213            2.0%
                                                                         --------------          ------

UNITED KINGDOM -- (0.1%)
      Other Securities.......................................                 6,708,540            0.1%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             4,379,432,711           96.3%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA......................................  2,270,614     17,099,339            0.4%
      Itau Unibanco Holding SA...............................  3,924,570     37,508,357            0.8%
      Other Securities.......................................                51,121,450            1.2%
                                                                         --------------          ------
TOTAL BRAZIL.................................................               105,729,146            2.4%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   386,855            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 5,509,843            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................               111,625,844            2.5%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.......................................                       311            0.0%
                                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities.......................................                   448,421            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   448,732            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             4,491,507,287
                                                                         --------------

                                                                            Value+
                                                                            ------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund......................... 18,338,278    212,173,878            4.7%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,038,294,827)....................................              $4,703,681,165          103.5%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  245,685,219             --   --    $  245,685,219
  Chile.......................     33,993,926 $   37,695,854   --        71,689,780
  China.......................    110,692,586    527,593,079   --       638,285,665
  Colombia....................     27,466,666         13,712   --        27,480,378
  Czech Republic..............             --      8,877,220   --         8,877,220
  Egypt.......................             --      5,765,624   --         5,765,624
  Greece......................             --     12,625,172   --        12,625,172
  Hungary.....................             --     16,647,353   --        16,647,353
  India.......................     32,908,215    516,150,919   --       549,059,134
  Indonesia...................      5,255,573    139,319,110   --       144,574,683
  Malaysia....................             --    196,021,794   --       196,021,794
  Mexico......................    266,540,055          7,851   --       266,547,906
  Peru........................     13,030,701             --   --        13,030,701
  Philippines.................      1,846,587     82,369,624   --        84,216,211
  Poland......................             --     76,086,626   --        76,086,626
  Russia......................             --     89,313,434   --        89,313,434
  South Africa................     64,869,481    335,532,524   --       400,402,005
  South Korea.................     22,618,822    645,766,844   --       668,385,666
  Taiwan......................     48,932,991    591,523,026   --       640,456,017
  Thailand....................    125,665,370             --   --       125,665,370
  Turkey......................        797,450     91,110,763   --        91,908,213
  United Kingdom..............      6,708,540             --   --         6,708,540
Preferred Stocks
  Brazil......................    105,725,500          3,646   --       105,729,146
  Chile.......................             --        386,855   --           386,855
  Colombia....................      5,509,843             --   --         5,509,843
Rights/Warrants
  Brazil......................             --            311   --               311
  Thailand....................             --        448,421   --           448,421
Securities Lending Collateral.             --    212,173,878   --       212,173,878
Futures Contracts**...........      1,130,445             --   --         1,130,445
Forward Currency Contracts**..             --            258   --               258
                               -------------- --------------   --    --------------
TOTAL......................... $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                               The DFA
                                                                                            International  The Emerging
                                                                                            Value Series* Markets Series*
                                                                                            ------------- ---------------
ASSETS:
Investments at Value (including $648,436 and $324,032 of securities on loan, respectively).  $9,070,307     $4,491,507
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     677,034        212,174
Segregated Cash for Futures Contracts......................................................       2,392          1,494
Foreign Currencies at Value................................................................      49,325         37,502
Cash.......................................................................................           1         13,810
Receivables:
  Investment Securities Sold...............................................................      32,802             --
  Dividends, Interest and Tax Reclaims.....................................................      41,783          3,812
  Securities Lending Income................................................................       1,620            619
Unrealized Gain on Forward Currency Contracts..............................................           2             --
Unrealized Gain on Foreign Currency Contracts..............................................           2             --
Prepaid Expenses and Other Assets..........................................................           5              2
                                                                                             ----------     ----------
     Total Assets..........................................................................   9,875,273      4,760,920
                                                                                             ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     677,034        212,174
  Investment Securities Purchased..........................................................          --          1,695
  Due to Advisor...........................................................................       1,474            370
  Line of Credit...........................................................................         529             --
  Futures Margin Variation.................................................................         316            120
Unrealized Loss on Foreign Currency Contracts..............................................           1             --
Accrued Expenses and Other Liabilities.....................................................         632            830
                                                                                             ----------     ----------
     Total Liabilities.....................................................................     679,986        215,189
                                                                                             ----------     ----------
NET ASSETS.................................................................................  $9,195,287     $4,545,731
                                                                                             ==========     ==========
Investments at Cost........................................................................  $9,292,312     $3,826,121
                                                                                             ==========     ==========
Foreign Currencies at Cost.................................................................  $   48,728     $   36,832
                                                                                             ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2016
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                    The DFA    The Emerging
                                                                                 International   Markets
                                                                                 Value Series     Series
                                                                                 ------------- ------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $13,081 and $4,754, respectively).   $ 148,183     $ 36,554
  Interest......................................................................          --            9
  Income from Securities Lending................................................       5,233        3,497
                                                                                   ---------     --------
     Total Investment Income....................................................     153,416       40,060
                                                                                   ---------     --------
Expenses
  Investment Management Fees....................................................       8,649        2,122
  Accounting & Transfer Agent Fees..............................................         224          112
  Custodian Fees................................................................         397        1,021
  Shareholders' Reports.........................................................          12            5
  Directors'/Trustees' Fees & Expenses..........................................          37           18
  Professional Fees.............................................................          83           82
  Other.........................................................................         164           98
                                                                                   ---------     --------
     Total Expenses.............................................................       9,566        3,458
                                                                                   ---------     --------
  Fees Paid Indirectly (Note C).................................................         (25)         (12)
                                                                                   ---------     --------
  Net Expenses..................................................................       9,541        3,446
                                                                                   ---------     --------
  Net Investment Income (Loss)..................................................     143,875       36,614
                                                                                   ---------     --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................................    (220,143)     (77,753)
    Futures.....................................................................       4,471          855
    Foreign Currency Transactions...............................................       2,418          871
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................................    (244,070)     128,466
    Futures.....................................................................       1,200        1,130
    Translation of Foreign Currency Denominated Amounts.........................       1,789          192
                                                                                   ---------     --------
  Net Realized and Unrealized Gain (Loss).......................................    (454,335)      53,761
                                                                                   ---------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................   $(310,460)    $ 90,375
                                                                                   =========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International    The Emerging Markets
                                                                     Value Series               Series
                                                               -----------------------  ----------------------
                                                               Six Months      Year     Six Months     Year
                                                                  Ended       Ended        Ended      Ended
                                                                April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                  2016         2015        2016        2015
                                                               ----------- -----------  ----------- ----------
                                                               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $  143,875  $   313,826  $   36,614  $  101,691
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................   (220,143)     244,684     (77,753)    (99,010)
    Futures...................................................      4,471           --         855       2,478
    Foreign Currency Transactions.............................      2,418       (5,879)        871      (2,204)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   (244,070)  (1,034,230)    128,466    (686,412)
    Futures...................................................      1,200           --       1,130          --
    Translation of Foreign Currency Denominated Amounts.......      1,789          654         192         (95)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   (310,460)    (480,945)     90,375    (683,552)
                                                               ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................    731,108    1,070,207     331,066   1,463,845
  Withdrawals.................................................   (453,266)    (705,023)   (279,265)   (562,189)
                                                               ----------  -----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....    277,842      365,184      51,801     901,656
                                                               ----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................    (32,618)    (115,761)    142,176     218,104
Net Assets
  Beginning of Period.........................................  9,227,905    9,343,666   4,403,555   4,185,451
                                                               ----------  -----------  ----------  ----------
  End of Period............................................... $9,195,287  $ 9,227,905  $4,545,731  $4,403,555
                                                               ==========  ===========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     The DFA International Value Series
                                               ----------------------------------------------------------------------------
                                                 Six Months        Year         Year        Year        Year         Year
                                                    Ended         Ended        Ended       Ended       Ended        Ended
                                                  April 30,      Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                    2016           2015         2014        2013        2012         2011
-----------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Total Return..................................      (3.82)%(C)      (5.35)%      (0.72)%      28.18%       3.17%      (8.04)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $9,195,287      $9,227,905   $9,343,666   $8,792,130  $7,238,249  $6,955,907
Ratio of Expenses to Average Net Assets.......       0.22%(D)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.22%(D)        0.22%        0.22%        0.22%       0.24%       0.23%
Ratio of Net Investment Income to Average Net
 Assets.......................................       3.33%(D)        3.31%        4.50%        3.20%       3.75%       3.47%
Portfolio Turnover Rate.......................          9%(C)          21%          17%          15%         14%          9%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       The Emerging Markets Series
                                               --------------------------------------------------------------------------
                                                Six Months        Year        Year        Year        Year         Year
                                                   Ended         Ended       Ended       Ended       Ended        Ended
                                                 April 30,      Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,     Oct. 31,
                                                   2016           2015        2014        2013        2012         2011
---------------------------------------------------------------------------------------------------------------------------
                                                (Unaudited)
Total Return..................................       1.89%(C)     (14.86)%       1.74%       6.99%       4.55%      (6.44)%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $4,545,731     $4,403,555   $4,185,451  $3,766,160  $2,913,307  $2,439,981
Ratio of Expenses to Average Net Assets.......       0.16%(D)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).............       0.16%(D)       0.16%        0.15%       0.16%       0.20%       0.20%
Ratio of Net Investment Income to Average Net
 Assets.......................................       1.73%(D)       2.39%        2.51%       2.38%       2.55%       2.48%
Portfolio Turnover Rate.......................          4%(C)          9%           5%          4%          5%         16%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of April 30, 2016, The Emerging Markets Series had significant transfers of securities with a total value of $261,186 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2016, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $25
                 The Emerging Markets Series........     12

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2016, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $313
                    The Emerging Markets Series........  118

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                Purchases   Sales
                                                ---------- --------
            The DFA International Value Series. $1,118,820 $781,486
            The Emerging Markets Series........    222,649  175,939

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                     Federal    Unrealized   Unrealized   Appreciation
                                     Tax Cost  Appreciation Depreciation (Depreciation)
                                    ---------- ------------ ------------ --------------
The DFA International Value Series. $9,979,881  $1,024,400  $(1,256,940)   $(232,540)
The Emerging Markets Series........  4,057,940   1,094,308     (448,567)     645,741

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Forward Currency Contracts: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At April 30, 2016, the Series had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

The DFA International Value Series*

                                                                             Unrealized
                                                                               Foreign
Settlement Currency                                  Contract    Value at     Exchange
   Date    Amount**     Currency       Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ----------------- -------------- -------- -------------- -----------
 05/03/16   (4,990) Australian Dollar Citibank, N.A. $(3,796)    $(3,794)        $2
                                                     -------     -------         --
                                                     $(3,796)    $(3,794)        $2
                                                     =======     =======         ==

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $633 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

The Emerging Markets Series*

                                                                            Unrealized
                                                                              Foreign
Settlement Currency                                 Contract    Value at     Exchange
   Date    Amount**     Currency      Counterparty   Amount  April 30, 2016 Gain (Loss)
---------- -------- ---------------- -------------- -------- -------------- -----------
 05/04/16   13,146  Hong Kong Dollar Citibank, N.A.  $1,695      $1,695         $--
                                                     ------      ------         ---
                                                     $1,695      $1,695         $--
                                                     ======      ======         ===

* During the six months ended April 30, 2016, the Series' average contract amount of forward currency contracts was $282 (in thousands).

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2016, the Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                      Expiration Number of  Contract Unrealized     Cash
                                   Description           Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------------ ---------- ---------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   06/17/16     400     $33,238    $1,441      $1,162
The DFA International Value
  Series.................... S&P 500 Emini Index(R)    06/17/16     342      35,211      (241)      1,230
                                                                            -------    ------      ------
                                                                            $68,449    $1,200      $2,392
                                                                            =======    ======      ======

* During the six months ended April 30, 2016, The DFA International Value Series' average notional contract amount of outstanding futures contracts was $46,340 (amount in thousands).

                                                 Expiration Number of  Contract Unrealized     Cash
                                Description         Date    Contracts*  Value   Gain (Loss) Collateral
                             ------------------- ---------- ---------- -------- ----------- ----------
The Emerging Markets Series. Mini MSCI Emerging
                             Markets Index(R)     06/17/16     830     $34,794    $1,130      $1,494
                                                                       -------    ------      ------
                                                                       $34,794    $1,130      $1,494
                                                                       =======    ======      ======

* During the six months ended April 30, 2016, The Emerging Markets Series' average notional contract amount of outstanding futures contracts was $9,461 (amount in thousands).

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2016:

                                Location on the Statements of Assets and
                                              Liabilities
                           ---------------------------------------------------
 Derivative Type              Asset Derivatives        Liability Derivatives
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2016 (amounts in thousands):

                                              Asset Derivatives Value
                                         --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
     -                                   -------------- --------- ---------
     The DFA International Value Series.     $1,443        $ 2     $1,441*
     The Emerging Markets Series........      1,130         --      1,130*

                                            Liability Derivatives Value
     -                                   --------------------------------
                                          Total Value    Foreign
                                               at       Exchange   Equity
                                         April 30, 2016 Contracts Contracts
     -                                   -------------- --------- ---------
     The DFA International Value Series.       (241)        --       (241)*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2016:

Derivative Type             Location of Gain (Loss) on Derivatives
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                              Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2016 (amounts in thousands):

                                              Realized Gain (Loss) on
                                                    Derivatives
                                             ------------------------------
                                                       Foreign
                                                      Exchange    Equity
                                             Total    Contracts  Contracts
         -                                    ------  ---------  ---------
         The DFA International Value Series. $4,655     $184      $4,471
         The Emerging Markets Series........ $  853       (2)     $  855

                                                Change in Unrealized
                                             Appreciation (Depreciation) on
                                                    Derivatives
         -                                   ------------------------------
                                                       Foreign
                                                      Exchange    Equity
                                             Total    Contracts  Contracts
         -                                    ------  ---------  ---------
         The DFA International Value Series. $1,202     $  2      $1,200
         The Emerging Markets Series........  1,130       --       1,130

H. Line of Credit and Interfund Lending Program:

   The Trust together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the six months ended April 30, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.93%       $ 4,064         12        $ 1        $10,760
The Emerging Markets Series........     1.04%        13,399         27         10         27,055

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2016, that each Series' available line of credit was utilized.

   As of April 30, 2016, The DFA International Value Series had loans outstanding in the amount of $529 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2016.

I. Affiliated Trades:

   Cross trades for the six months ended April 30, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                              Realized
        Portfolio                           Purchases Sales  Gain (Loss)
        ---------                           --------- ------ -----------
        The DFA International Value Series.   $155    $2,914    $(210)

J. Securities Lending:

   As of April 30, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $103 and $131,046 (amounts in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2016:

                                                Remaining Contractual Maturity of the Agreements
                                                              As of April 30, 2016
                                            ---------------------------------------------------------
                                            Overnight and            Between
                                             Continuous   <30 days 30 & 90 days >90 days    Total
                                            ------------- -------- ------------ -------- ------------
The DFA International Value Series
 Bonds..................................... $677,033,964    $--        $--        $--    $677,033,964
The Emerging Market Value Series
 Bonds..................................... $212,173,878    $--        $--        $--    $212,173,878
                                            ------------    ---        ---        ---    ------------
Total Borrowings........................... $889,207,842    $--        $--        $--    $889,207,842
                                            ------------    ---        ---        ---    ------------
Gross amount of recognized liabilities for
  securities lending transactions..........                                              $889,207,842
                                                                                         ============

K. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 10-11, 2015 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series and The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series and The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043016-011S
 [LOGO]                                                              00157605

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF     RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                  REGISTRANT
------------------------------------     -----------------------------
U.S. Large Company Portfolio             Series of Registrant

The U.S. Large Cap Value Series          Master fund for U.S. Large Cap Value
                                         Portfolio II, U.S. Large Cap Value
                                         Portfolio III and LWAS/DFA U.S. High
                                         Book to Market Portfolio

The DFA International Value Series       Master fund for DFA International
                                         Value Portfolio, DFA International
                                         Value Portfolio II, DFA International
                                         Value Portfolio III and DFA
                                         International Value Portfolio IV

The Emerging Markets Series              Master fund for Emerging Markets
                                         Portfolio II

The Tax-Managed U.S. Marketwide Value    Master fund for Tax-Managed U.S.
Series                                   Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                                                      OF NET
                                               SHARES     VALUE+     ASSETS**
                                              --------- ----------- ----------
  COMMON STOCKS -- (94.9%)

  Consumer Discretionary -- (12.3%)
      Advance Auto Parts, Inc.                   24,610 $ 3,841,621    0.1%
  *   Amazon.com, Inc.                          129,439  85,376,670    1.4%
  *   AutoNation, Inc.                           24,896   1,260,982    0.0%
  #*  AutoZone, Inc.                             10,127   7,749,484    0.1%
  #*  Bed Bath & Beyond, Inc.                    54,746   2,585,106    0.0%
  #   Best Buy Co., Inc.                         94,307   3,025,369    0.1%
  #   BorgWarner, Inc.                           73,176   2,628,482    0.0%
      Cablevision Systems Corp. Class A          74,757   2,496,136    0.0%
  #*  CarMax, Inc.                               65,713   3,479,503    0.1%
      Carnival Corp.                            151,080   7,410,474    0.1%
      CBS Corp. Class B                         141,415   7,906,513    0.1%
  #*  Chipotle Mexican Grill, Inc.               10,081   4,243,799    0.1%
  #   Coach, Inc.                                93,223   3,754,090    0.1%
      Comcast Corp. Class A                     815,661  49,559,562    0.8%
      Darden Restaurants, Inc.                   38,615   2,403,784    0.0%
      Delphi Automotive P.L.C.                   93,045   6,850,903    0.1%
  #*  Discovery Communications, Inc. Class A     50,278   1,373,092    0.0%
  *   Discovery Communications, Inc. Class C     79,873   2,138,999    0.0%
      Dollar General Corp.                       97,538   7,989,338    0.1%
  #*  Dollar Tree, Inc.                          78,727   6,275,329    0.1%
      DR Horton, Inc.                           110,494   3,321,450    0.1%
  #   Expedia, Inc.                              39,763   4,603,363    0.1%
  #   Foot Locker, Inc.                          45,946   2,822,922    0.1%
  #   Ford Motor Co.                          1,307,048  17,723,571    0.3%
  #   GameStop Corp. Class A                     35,139   1,152,559    0.0%
  #   Gap, Inc. (The)                            76,077   1,763,465    0.0%
  #   Garmin, Ltd.                               39,465   1,682,393    0.0%
      General Motors Co.                        471,198  14,984,096    0.3%
  #   Genuine Parts Co.                          50,155   4,813,375    0.1%
      Goodyear Tire & Rubber Co. (The)           89,390   2,589,628    0.0%
      H&R Block, Inc.                            79,223   1,603,474    0.0%
      Hanesbrands, Inc.                         131,490   3,817,155    0.1%
  #   Harley-Davidson, Inc.                      61,601   2,946,376    0.1%
  #   Harman International Industries, Inc.      23,866   1,831,954    0.0%
      Hasbro, Inc.                               37,597   3,182,210    0.1%
      Home Depot, Inc. (The)                    425,064  56,911,819    0.9%
      Interpublic Group of Cos., Inc. (The)     134,609   3,087,930    0.1%
      Johnson Controls, Inc.                    217,324   8,997,214    0.2%
  #   Kohl's Corp.                               63,540   2,814,822    0.1%
  #   L Brands, Inc.                             85,391   6,685,261    0.1%
      Leggett & Platt, Inc.                      45,548   2,245,061    0.0%
  #   Lennar Corp. Class A                       60,290   2,731,740    0.1%
      Lowe's Cos., Inc.                         306,794  23,322,480    0.4%
      Macy's, Inc.                              104,131   4,122,546    0.1%
  #   Marriott International, Inc. Class A       63,794   4,471,322    0.1%
  #   Mattel, Inc.                              114,129   3,548,271    0.1%
      McDonald's Corp.                          302,269  38,234,006    0.6%
  #*  Michael Kors Holdings, Ltd.                60,063   3,102,855    0.1%
  *   Mohawk Industries, Inc.                    21,344   4,111,495    0.1%
  #*  Netflix, Inc.                             143,516  12,920,746    0.2%
      Newell Brands, Inc.                       153,139   6,973,950    0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                                                         OF NET
                                                 SHARES      VALUE+     ASSETS**
                                                --------- ------------ ----------
Consumer Discretionary -- (Continued)
    News Corp. Class A                            127,540 $  1,584,047     0.0%
#   News Corp. Class B                             35,942      465,808     0.0%
    NIKE, Inc. Class B                            452,560   26,673,886     0.4%
#   Nordstrom, Inc.                                42,950    2,196,034     0.0%
*   O'Reilly Automotive, Inc.                      32,583    8,558,902     0.1%
#   Omnicom Group, Inc.                            80,326    6,664,648     0.1%
*   Priceline Group, Inc. (The)                    16,634   22,350,440     0.4%
    PulteGroup, Inc.                              106,355    1,955,868     0.0%
    PVH Corp.                                      27,423    2,621,639     0.0%
    Ralph Lauren Corp.                             19,534    1,820,764     0.0%
    Ross Stores, Inc.                             135,780    7,709,588     0.1%
#   Royal Caribbean Cruises, Ltd.                  56,890    4,403,286     0.1%
#   Scripps Networks Interactive, Inc. Class A     31,816    1,983,728     0.0%
#   Signet Jewelers, Ltd.                          26,623    2,890,193     0.1%
    Staples, Inc.                                 216,826    2,211,625     0.0%
    Starbucks Corp.                               495,541   27,864,270     0.5%
    Starwood Hotels & Resorts Worldwide, Inc.      56,622    4,636,209     0.1%
    Target Corp.                                  201,900   16,051,050     0.3%
    TEGNA, Inc.                                    73,814    1,724,295     0.0%
#   Tiffany & Co.                                  37,329    2,663,424     0.0%
#   Time Warner Cable, Inc.                        94,968   20,143,663     0.3%
    Time Warner, Inc.                             264,904   19,904,887     0.3%
    TJX Cos., Inc. (The)                          224,463   17,018,785     0.3%
#   Tractor Supply Co.                             44,886    4,248,909     0.1%
#*  TripAdvisor, Inc.                              38,114    2,461,783     0.0%
    Twenty-First Century Fox, Inc. Class A        375,301   11,356,608     0.2%
    Twenty-First Century Fox, Inc. Class B        144,693    4,358,153     0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.         21,357    4,448,236     0.1%
#*  Under Armour, Inc. Class A                     60,806    2,671,816     0.0%
#*  Under Armour, Inc. Class C                     60,806    2,480,885     0.0%
#*  Urban Outfitters, Inc.                         29,078      881,645     0.0%
    VF Corp.                                      113,846    7,177,990     0.1%
    Viacom, Inc. Class B                          116,237    4,754,093     0.1%
    Walt Disney Co. (The)                         503,234   51,963,943     0.9%
#   Whirlpool Corp.                                25,910    4,511,967     0.1%
    Wyndham Worldwide Corp.                        37,660    2,671,977     0.1%
#   Wynn Resorts, Ltd.                             27,343    2,414,387     0.0%
    Yum! Brands, Inc.                             137,023   10,901,550     0.2%
                                                          ------------    ----
Total Consumer Discretionary                               786,869,726    13.0%
                                                          ------------    ----
Consumer Staples -- (9.7%)
    Altria Group, Inc.                            656,408   41,163,346     0.7%
    Archer-Daniels-Midland Co.                    199,587    7,971,505     0.1%
#   Brown-Forman Corp. Class B                     33,642    3,240,397     0.1%
#   Campbell Soup Co.                              60,360    3,724,816     0.1%
#   Church & Dwight Co., Inc.                      43,537    4,035,880     0.1%
#   Clorox Co. (The)                               43,415    5,436,860     0.1%
    Coca-Cola Co. (The)                         1,306,340   58,524,032     1.0%
    Coca-Cola Enterprises, Inc.                    70,210    3,684,621     0.1%
#   Colgate-Palmolive Co.                         299,296   21,226,072     0.3%
    ConAgra Foods, Inc.                           145,551    6,485,753     0.1%
    Constellation Brands, Inc. Class A             58,967    9,202,390     0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                                                      OF NET
                                              SHARES      VALUE+     ASSETS**
                                             --------- ------------ ----------
  Consumer Staples -- (Continued)
      Costco Wholesale Corp.                   147,438 $ 21,839,991     0.3%
      CVS Health Corp.                         368,275   37,011,637     0.6%
      Dr Pepper Snapple Group, Inc.             62,832    5,712,057     0.1%
  #   Estee Lauder Cos., Inc. (The) Class A     74,399    7,132,632     0.1%
      General Mills, Inc.                      198,922   12,201,875     0.2%
  #   Hershey Co. (The)                         48,126    4,481,012     0.1%
  #   Hormel Foods Corp.                        90,730    3,497,641     0.1%
  #   JM Smucker Co. (The)                      40,145    5,097,612     0.1%
      Kellogg Co.                               84,554    6,494,593     0.1%
      Kimberly-Clark Corp.                     120,994   15,147,239     0.2%
      Kraft Heinz Co. (The)                    199,341   15,562,552     0.2%
      Kroger Co. (The)                         326,781   11,564,780     0.2%
      McCormick & Co., Inc. Non-voting          38,728    3,631,912     0.1%
      Mead Johnson Nutrition Co.                62,538    5,450,187     0.1%
      Molson Coors Brewing Co. Class B          61,649    5,895,494     0.1%
      Mondelez International, Inc. Class A     525,968   22,595,585     0.4%
  *   Monster Beverage Corp.                    50,347    7,261,044     0.1%
      PepsiCo, Inc.                            484,583   49,892,666     0.8%
      Philip Morris International, Inc.        519,427   50,966,177     0.8%
      Procter & Gamble Co. (The)               889,288   71,249,755     1.2%
      Reynolds American, Inc.                  277,544   13,766,182     0.2%
      Sysco Corp.                              176,036    8,109,979     0.1%
      Tyson Foods, Inc. Class A                 98,271    6,468,197     0.1%
      Wal-Mart Stores, Inc.                    525,992   35,173,085     0.6%
      Walgreens Boots Alliance, Inc.           289,325   22,937,686     0.4%
  #   Whole Foods Market, Inc.                 108,662    3,159,891     0.1%
                                                       ------------    ----
  Total Consumer Staples                                616,997,133    10.2%
                                                       ------------    ----
  Energy -- (6.9%)
      Anadarko Petroleum Corp.                 170,457    8,993,311     0.1%
  #   Apache Corp.                             126,833    6,899,715     0.1%
      Baker Hughes, Inc.                       146,823    7,100,360     0.1%
      Cabot Oil & Gas Corp.                    153,784    3,598,546     0.1%
  #   Chesapeake Energy Corp.                  174,069    1,195,854     0.0%
      Chevron Corp.                            631,339   64,510,219     1.1%
      Cimarex Energy Co.                        31,740    3,455,851     0.1%
      Columbia Pipeline Group, Inc.            133,843    3,429,058     0.1%
  *   Concho Resources, Inc.                    43,326    5,033,181     0.1%
      ConocoPhillips                           414,444   19,806,279     0.3%
      Devon Energy Corp.                       171,158    5,935,759     0.1%
  #   Diamond Offshore Drilling, Inc.           21,428      519,843     0.0%
  #   EOG Resources, Inc.                      184,351   15,231,080     0.3%
      EQT Corp.                                 53,604    3,757,640     0.1%
      Exxon Mobil Corp.                      1,392,235  123,073,574     2.0%
  *   FMC Technologies, Inc.                    76,127    2,321,112     0.0%
      Halliburton Co.                          287,764   11,887,531     0.2%
  #   Helmerich & Payne, Inc.                   36,248    2,396,718     0.0%
      Hess Corp.                                88,826    5,295,806     0.1%
      Kinder Morgan, Inc.                      613,476   10,895,334     0.2%
      Marathon Oil Corp.                       283,213    3,990,471     0.1%
      Marathon Petroleum Corp.                 177,426    6,933,808     0.1%
  #   Murphy Oil Corp.                          54,071    1,932,498     0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                                            OF NET
                                                    SHARES      VALUE+     ASSETS**
                                                   --------- ------------ ----------
Energy -- (Continued)
#   National Oilwell Varco, Inc.                     126,156 $  4,546,662    0.1%
#*  Newfield Exploration Co.                          66,498    2,410,553    0.0%
    Noble Energy, Inc.                               143,870    5,195,146    0.1%
    Occidental Petroleum Corp.                       256,083   19,628,762    0.3%
#   ONEOK, Inc.                                       70,434    2,546,189    0.0%
    Phillips 66                                      157,382   12,922,636    0.2%
    Pioneer Natural Resources Co.                     54,736    9,091,650    0.2%
    Range Resources Corp.                             56,927    2,511,050    0.0%
    Schlumberger, Ltd.                               466,142   37,449,848    0.6%
*   Southwestern Energy Co.                          130,608    1,754,065    0.0%
    Spectra Energy Corp.                             225,124    7,039,628    0.1%
    Tesoro Corp.                                      39,935    3,182,420    0.1%
#   Transocean, Ltd.                                 115,047    1,274,721    0.0%
    Valero Energy Corp.                              157,702    9,283,917    0.2%
    Williams Cos., Inc. (The)                        229,054    4,441,357    0.1%
                                                             ------------    ---
Total Energy                                                  441,472,152    7.3%
                                                             ------------    ---
Financials -- (12.5%)
*   Affiliated Managers Group, Inc.                   18,073    3,078,193    0.1%
    Aflac, Inc.                                      140,808    9,711,528    0.2%
    Allstate Corp. (The)                             126,827    8,250,096    0.1%
    American Express Co.                             274,721   17,974,995    0.3%
    American International Group, Inc.               385,359   21,510,739    0.3%
    Ameriprise Financial, Inc.                        56,669    5,434,557    0.1%
    Aon P.L.C.                                        90,546    9,518,196    0.2%
    Assurant, Inc.                                    21,758    1,840,074    0.0%
    Bank of America Corp.                          3,461,725   50,402,716    0.8%
    Bank of New York Mellon Corp. (The)              360,668   14,513,280    0.2%
    BB&T Corp.                                       272,207    9,630,684    0.2%
*   Berkshire Hathaway, Inc. Class B                 628,118   91,378,607    1.5%
    BlackRock, Inc.                                   42,321   15,080,242    0.2%
    Capital One Financial Corp.                      176,807   12,799,059    0.2%
*   CBRE Group, Inc. Class A                          97,326    2,883,769    0.0%
    Charles Schwab Corp. (The)                       402,869   11,445,508    0.2%
    Chubb, Ltd.                                      154,501   18,209,488    0.3%
#   Cincinnati Financial Corp.                        49,510    3,268,155    0.1%
    Citigroup, Inc.                                  988,374   45,741,949    0.8%
    Citizens Financial Group, Inc.                   177,145    4,047,763    0.1%
    CME Group, Inc.                                  113,455   10,427,649    0.2%
#   Comerica, Inc.                                    58,741    2,608,100    0.0%
    Discover Financial Services                      138,863    7,813,821    0.1%
*   E*TRADE Financial Corp.                           94,975    2,391,470    0.0%
#   Fifth Third Bancorp                              262,783    4,811,557    0.1%
    Franklin Resources, Inc.                         125,247    4,676,723    0.1%
    Goldman Sachs Group, Inc. (The)                  131,684   21,610,661    0.4%
    Hartford Financial Services Group, Inc. (The)    133,012    5,903,073    0.1%
    Huntington Bancshares, Inc.                      267,059    2,686,614    0.0%
    Intercontinental Exchange, Inc.                   39,858    9,567,116    0.2%
    Invesco, Ltd.                                    139,728    4,332,965    0.1%
    JPMorgan Chase & Co.                           1,230,477   77,766,146    1.3%
    KeyCorp                                          279,711    3,437,648    0.1%
    Legg Mason, Inc.                                  36,263    1,164,405    0.0%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                                                       OF NET
                                               SHARES      VALUE+     ASSETS**
                                              --------- ------------ ----------
Financials -- (Continued)
    Leucadia National Corp.                     111,932 $  1,867,026     0.0%
    Lincoln National Corp.                       80,658    3,504,590     0.1%
    Loews Corp.                                  89,913    3,567,748     0.1%
#   M&T Bank Corp.                               53,347    6,312,017     0.1%
    Marsh & McLennan Cos., Inc.                 174,744   11,035,084     0.2%
    MetLife, Inc.                               367,664   16,581,646     0.3%
    Moody's Corp.                                56,868    5,443,405     0.1%
    Morgan Stanley                              512,165   13,859,185     0.2%
    Nasdaq, Inc.                                 38,379    2,368,368     0.0%
    Navient Corp.                               114,735    1,568,427     0.0%
    Northern Trust Corp.                         72,207    5,132,474     0.1%
#   People's United Financial, Inc.             104,294    1,616,557     0.0%
    PNC Financial Services Group, Inc. (The)    167,998   14,746,864     0.2%
#   Principal Financial Group, Inc.              91,039    3,885,545     0.1%
    Progressive Corp. (The)                     195,901    6,386,373     0.1%
    Prudential Financial, Inc.                  149,524   11,609,043     0.2%
    Regions Financial Corp.                     432,338    4,055,330     0.1%
    S&P Global, Inc.                             88,943    9,503,560     0.2%
    State Street Corp.                          134,108    8,354,928     0.1%
    SunTrust Banks, Inc.                        169,318    7,067,333     0.1%
*   Synchrony Financial                         279,546    8,545,721     0.1%
    T Rowe Price Group, Inc.                     83,214    6,265,182     0.1%
    Torchmark Corp.                              37,837    2,190,384     0.0%
    Travelers Cos., Inc. (The)                   98,893   10,868,341     0.2%
    U.S. Bancorp.                               547,498   23,372,690     0.4%
#   Unum Group                                   80,234    2,744,805     0.0%
    Wells Fargo & Co.                         1,548,816   77,409,824     1.3%
    Willis Towers Watson P.L.C.                  46,341    5,787,991     0.1%
    XL Group P.L.C.                              97,964    3,206,362     0.1%
#   Zions Bancorporation                         68,693    1,890,431     0.0%
                                                        ------------    ----
Total Financials                                         796,664,780    13.2%
                                                        ------------    ----
Health Care -- (13.9%)
    Abbott Laboratories                         493,913   19,213,216     0.3%
    AbbVie, Inc.                                540,177   32,950,797     0.5%
    Aetna, Inc.                                 117,205   13,158,605     0.2%
    Agilent Technologies, Inc.                  109,977    4,500,259     0.1%
*   Alexion Pharmaceuticals, Inc.                75,530   10,519,819     0.2%
*   Allergan P.L.C.                             132,321   28,655,436     0.5%
    AmerisourceBergen Corp.                      64,263    5,468,781     0.1%
    Amgen, Inc.                                 252,143   39,914,237     0.7%
    Anthem, Inc.                                 87,620   12,334,268     0.2%
    Baxalta, Inc.                               228,390    9,580,961     0.2%
    Baxter International, Inc.                  183,677    8,122,197     0.1%
    Becton Dickinson and Co.                     71,013   11,451,556     0.2%
*   Biogen, Inc.                                 73,311   20,159,792     0.3%
*   Boston Scientific Corp.                     452,041    9,908,739     0.2%
    Bristol-Myers Squibb Co.                    559,695   40,398,785     0.7%
    Cardinal Health, Inc.                       110,410    8,662,769     0.1%
*   Celgene Corp.                               262,058   27,099,418     0.5%
*   Centene Corp.                                56,887    3,524,719     0.1%
*   Cerner Corp.                                101,486    5,697,424     0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                                                       OF NET
                                               SHARES      VALUE+     ASSETS**
                                              --------- ------------ ----------
 Health Care -- (Continued)
     Cigna Corp.                                 85,747 $ 11,879,389     0.2%
     CR Bard, Inc.                               24,733    5,247,601     0.1%
 *   DaVita HealthCare Partners, Inc.            55,610    4,109,579     0.1%
     DENTSPLY SIRONA, Inc.                       80,940    4,824,024     0.1%
 *   Edwards Lifesciences Corp.                  71,945    7,641,279     0.1%
     Eli Lilly & Co.                            326,325   24,647,327     0.4%
 *   Endo International P.L.C.                   68,550    1,850,850     0.0%
 *   Express Scripts Holding Co.                212,162   15,642,704     0.3%
     Gilead Sciences, Inc.                      458,243   40,421,615     0.7%
 *   HCA Holdings, Inc.                         102,473    8,261,373     0.1%
 #*  Henry Schein, Inc.                          27,491    4,637,732     0.1%
 *   Hologic, Inc.                               82,653    2,776,314     0.0%
     Humana, Inc.                                49,719    8,803,743     0.1%
 #*  Illumina, Inc.                              49,283    6,652,712     0.1%
 *   Intuitive Surgical, Inc.                    12,532    7,849,544     0.1%
     Johnson & Johnson                          925,090  103,684,087     1.7%
 *   Laboratory Corp. of America Holdings        34,132    4,277,422     0.1%
 *   Mallinckrodt P.L.C.                         37,585    2,349,814     0.0%
     McKesson Corp.                              76,635   12,860,886     0.2%
     Medtronic P.L.C.                           471,422   37,313,051     0.6%
     Merck & Co., Inc.                          930,421   51,024,288     0.8%
 *   Mylan NV                                   138,196    5,764,155     0.1%
 #   Patterson Cos., Inc.                        27,899    1,209,422     0.0%
     PerkinElmer, Inc.                           36,879    1,859,439     0.0%
 #   Perrigo Co. P.L.C.                          49,090    4,745,530     0.1%
     Pfizer, Inc.                             2,027,673   66,325,184     1.1%
     Quest Diagnostics, Inc.                     47,931    3,602,973     0.1%
 *   Regeneron Pharmaceuticals, Inc.             26,176    9,860,761     0.2%
     St Jude Medical, Inc.                       95,118    7,247,992     0.1%
     Stryker Corp.                              105,037   11,450,083     0.2%
     Thermo Fisher Scientific, Inc.             132,849   19,163,468     0.3%
     UnitedHealth Group, Inc.                   318,719   41,968,918     0.7%
     Universal Health Services, Inc. Class B     30,340    4,055,851     0.1%
 #*  Varian Medical Systems, Inc.                32,080    2,604,254     0.0%
 *   Vertex Pharmaceuticals, Inc.                82,604    6,966,821     0.1%
 *   Waters Corp.                                27,277    3,550,374     0.1%
     Zimmer Biomet Holdings, Inc.                59,994    6,945,505     0.1%
     Zoetis, Inc.                               153,342    7,211,674     0.1%
                                                        ------------    ----
 Total Health Care                                       882,609,516    14.6%
                                                        ------------    ----
 Industrials -- (9.7%)
     3M Co.                                     202,842   33,951,694     0.6%
     ADT Corp. (The)                             55,537    2,331,443     0.0%
     Allegion P.L.C.                             32,234    2,109,715     0.0%
 #   American Airlines Group, Inc.              202,165    7,013,104     0.1%
     AMETEK, Inc.                                79,051    3,801,563     0.1%
 #   Boeing Co. (The)                           208,782   28,143,814     0.5%
 #   Caterpillar, Inc.                          195,227   15,173,042     0.3%
 #   CH Robinson Worldwide, Inc.                 48,093    3,413,160     0.1%
 #   Cintas Corp.                                29,307    2,631,182     0.0%
     CSX Corp.                                  322,901    8,805,510     0.1%
     Cummins, Inc.                               54,361    6,361,868     0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                                                          OF NET
                                                   SHARES     VALUE+     ASSETS**
                                                  --------- ----------- ----------
Industrials -- (Continued)
    Danaher Corp.                                   200,424 $19,391,022    0.3%
#   Deere & Co.                                     100,429   8,447,083    0.1%
    Delta Air Lines, Inc.                           261,000  10,875,870    0.2%
    Dover Corp.                                      52,047   3,419,488    0.1%
    Dun & Bradstreet Corp. (The)                     12,172   1,343,911    0.0%
    Eaton Corp. P.L.C.                              153,849   9,734,026    0.2%
    Emerson Electric Co.                            215,608  11,778,665    0.2%
    Equifax, Inc.                                    39,828   4,789,317    0.1%
#   Expeditors International of Washington, Inc.     60,957   3,024,077    0.1%
#   Fastenal Co.                                     96,810   4,529,740    0.1%
    FedEx Corp.                                      85,933  14,188,398    0.2%
#   Flowserve Corp.                                  43,599   2,128,067    0.0%
    Fluor Corp.                                      46,476   2,540,378    0.0%
    General Dynamics Corp.                           98,060  13,779,391    0.2%
    General Electric Co.                          3,128,138  96,190,243    1.6%
    Honeywell International, Inc.                   257,920  29,472,518    0.5%
    Illinois Tool Works, Inc.                       109,759  11,472,011    0.2%
    Ingersoll-Rand P.L.C.                            86,144   5,645,878    0.1%
*   Jacobs Engineering Group, Inc.                   41,172   1,835,448    0.0%
    JB Hunt Transport Services, Inc.                 29,928   2,480,433    0.0%
#   Kansas City Southern                             36,319   3,441,225    0.1%
    L-3 Communications Holdings, Inc.                26,049   3,426,225    0.1%
    Lockheed Martin Corp.                            88,078  20,467,566    0.3%
    Masco Corp.                                     112,107   3,442,806    0.1%
    Nielsen Holdings P.L.C.                         121,334   6,326,355    0.1%
    Norfolk Southern Corp.                           99,973   9,008,567    0.1%
    Northrop Grumman Corp.                           60,662  12,512,144    0.2%
#   PACCAR, Inc.                                    117,803   6,939,775    0.1%
    Parker-Hannifin Corp.                            45,318   5,257,794    0.1%
#   Pentair P.L.C.                                   61,071   3,547,004    0.1%
#   Pitney Bowes, Inc.                               64,075   1,343,653    0.0%
#*  Quanta Services, Inc.                            53,754   1,275,045    0.0%
    Raytheon Co.                                    100,241  12,665,450    0.2%
    Republic Services, Inc.                          79,884   3,760,140    0.1%
    Robert Half International, Inc.                  44,066   1,688,168    0.0%
#   Rockwell Automation, Inc.                        44,084   5,002,211    0.1%
#   Rockwell Collins, Inc.                           44,009   3,881,154    0.1%
#   Roper Technologies, Inc.                         33,890   5,967,690    0.1%
    Ryder System, Inc.                               17,985   1,239,526    0.0%
    Snap-on, Inc.                                    19,446   3,097,359    0.1%
    Southwest Airlines Co.                          213,917   9,542,837    0.2%
    Stanley Black & Decker, Inc.                     51,090   5,717,993    0.1%
#*  Stericycle, Inc.                                 28,532   2,726,518    0.0%
    Textron, Inc.                                    91,048   3,521,737    0.1%
    Tyco International P.L.C.                       142,424   5,486,172    0.1%
    Union Pacific Corp.                             283,765  24,752,821    0.4%
*   United Continental Holdings, Inc.               120,523   5,521,159    0.1%
    United Parcel Service, Inc. Class B             231,387  24,311,832    0.4%
#*  United Rentals, Inc.                             30,564   2,045,648    0.0%
    United Technologies Corp.                       260,789  27,218,548    0.4%
*   Verisk Analytics, Inc.                           51,882   4,025,006    0.1%
    Waste Management, Inc.                          138,949   8,168,812    0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                                                           OF NET
                                                   SHARES      VALUE+     ASSETS**
                                                  --------- ------------ ----------
Industrials -- (Continued)
#   WW Grainger, Inc.                                19,055 $  4,468,779     0.1%
    Xylem, Inc.                                      59,958    2,505,045     0.0%
                                                            ------------    ----
Total Industrials                                            615,104,823    10.2%
                                                            ------------    ----
Information Technology -- (18.6%)
    Accenture P.L.C. Class A                        210,512   23,771,015     0.4%
    Activision Blizzard, Inc.                       170,062    5,862,037     0.1%
*   Adobe Systems, Inc.                             167,068   15,741,147     0.3%
#*  Akamai Technologies, Inc.                        59,165    3,016,823     0.0%
*   Alliance Data Systems Corp.                      19,886    4,043,023     0.1%
*   Alphabet, Inc. Class A                           98,089   69,435,241     1.1%
*   Alphabet, Inc. Class C                           99,626   69,041,814     1.1%
    Amphenol Corp. Class A                          103,291    5,766,737     0.1%
#   Analog Devices, Inc.                            103,952    5,854,577     0.1%
    Apple, Inc.                                   1,858,852  174,248,786     2.9%
    Applied Materials, Inc.                         379,082    7,759,809     0.1%
#*  Autodesk, Inc.                                   75,607    4,522,811     0.1%
    Automatic Data Processing, Inc.                 153,363   13,563,424     0.2%
    Broadcom, Ltd.                                  124,313   18,118,620     0.3%
    CA, Inc.                                         99,050    2,937,823     0.0%
    Cisco Systems, Inc.                           1,687,047   46,376,922     0.8%
*   Citrix Systems, Inc.                             51,675    4,229,082     0.1%
*   Cognizant Technology Solutions Corp. Class A    204,211   11,919,796     0.2%
    Corning, Inc.                                   373,085    6,965,497     0.1%
    CSRA, Inc.                                       45,782    1,188,501     0.0%
*   eBay, Inc.                                      363,554    8,881,624     0.1%
*   Electronic Arts, Inc.                           103,702    6,413,969     0.1%
    EMC Corp.                                       652,758   17,043,511     0.3%
#*  F5 Networks, Inc.                                22,998    2,409,041     0.0%
*   Facebook, Inc. Class A                          769,391   90,464,994     1.5%
    Fidelity National Information Services, Inc.     92,584    6,092,027     0.1%
#*  First Solar, Inc.                                25,660    1,432,854     0.0%
*   Fiserv, Inc.                                     74,741    7,303,691     0.1%
    FLIR Systems, Inc.                               46,131    1,393,618     0.0%
#   Harris Corp.                                     41,727    3,338,577     0.1%
    Hewlett Packard Enterprise Co.                  575,488    9,587,630     0.2%
    HP, Inc.                                        578,872    7,102,759     0.1%
    Intel Corp.                                   1,583,747   47,955,859     0.8%
    International Business Machines Corp.           296,369   43,252,092     0.7%
    Intuit, Inc.                                     86,101    8,686,730     0.1%
    Juniper Networks, Inc.                          117,828    2,757,175     0.0%
    KLA-Tencor Corp.                                 52,252    3,654,505     0.1%
    Lam Research Corp.                               53,315    4,073,266     0.1%
#   Linear Technology Corp.                          80,352    3,574,057     0.1%
    MasterCard, Inc. Class A                        328,729   31,883,426     0.5%
#   Microchip Technology, Inc.                       71,582    3,478,169     0.1%
*   Micron Technology, Inc.                         348,245    3,743,634     0.1%
    Microsoft Corp.                               2,651,638  132,237,187     2.2%
    Motorola Solutions, Inc.                         53,246    4,003,567     0.1%
#   NetApp, Inc.                                     96,725    2,286,579     0.0%
#   NVIDIA Corp.                                    171,372    6,088,847     0.1%
    Oracle Corp.                                  1,056,362   42,106,589     0.7%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                                                       OF NET
                                              SHARES      VALUE+      ASSETS**
                                              ------- -------------- ----------
Information Technology -- (Continued)
#   Paychex, Inc.                             107,731 $    5,614,940     0.1%
*   PayPal Holdings, Inc.                     373,017     14,614,806     0.2%
*   Qorvo, Inc.                                43,345      1,951,825     0.0%
    QUALCOMM, Inc.                            501,169     25,319,058     0.4%
*   Red Hat, Inc.                              61,274      4,495,673     0.1%
#*  salesforce.com, Inc.                      211,428     16,026,242     0.3%
#   SanDisk Corp.                              67,425      5,065,640     0.1%
#   Seagate Technology P.L.C.                  99,225      2,160,128     0.0%
#   Skyworks Solutions, Inc.                   64,296      4,296,259     0.1%
    Symantec Corp.                            204,741      3,407,914     0.1%
    TE Connectivity, Ltd.                     123,937      7,371,773     0.1%
#*  Teradata Corp.                             44,739      1,131,897     0.0%
    Texas Instruments, Inc.                   337,018     19,223,507     0.3%
    Total System Services, Inc.                56,601      2,894,575     0.0%
#*  VeriSign, Inc.                             32,246      2,786,054     0.0%
#   Visa, Inc. Class A                        643,399     49,696,139     0.8%
#   Western Digital Corp.                      78,153      3,193,722     0.1%
#   Western Union Co. (The)                   168,011      3,360,220     0.1%
    Xerox Corp.                               319,653      3,068,669     0.1%
    Xilinx, Inc.                               85,766      3,694,799     0.1%
*   Yahoo!, Inc.                              292,030     10,688,298     0.2%
                                                      --------------    ----
Total Information Technology                           1,185,671,600    19.6%
                                                      --------------    ----
Materials -- (2.8%)
    Air Products & Chemicals, Inc.             65,068      9,492,771     0.1%
    Airgas, Inc.                               21,820      3,108,041     0.1%
    Alcoa, Inc.                               441,206      4,928,271     0.1%
    Avery Dennison Corp.                       30,017      2,179,534     0.0%
    Ball Corp.                                 47,437      3,386,053     0.1%
    CF Industries Holdings, Inc.               77,977      2,578,699     0.0%
    Dow Chemical Co. (The)                    374,518     19,703,392     0.3%
    Eastman Chemical Co.                       49,621      3,790,052     0.1%
#   Ecolab, Inc.                               89,313     10,269,209     0.2%
    EI du Pont de Nemours & Co.               292,236     19,261,275     0.3%
#   FMC Corp.                                  44,913      1,942,936     0.0%
#   Freeport-McMoRan, Inc.                    420,016      5,880,224     0.1%
#   International Flavors & Fragrances, Inc.   26,735      3,194,031     0.1%
    International Paper Co.                   137,886      5,966,327     0.1%
    LyondellBasell Industries NV Class A      115,918      9,582,941     0.1%
#   Martin Marietta Materials, Inc.            21,598      3,655,030     0.1%
    Monsanto Co.                              147,631     13,830,072     0.2%
#   Mosaic Co. (The)                          118,001      3,302,848     0.1%
    Newmont Mining Corp.                      177,489      6,206,790     0.1%
    Nucor Corp.                               106,642      5,308,639     0.1%
*   Owens-Illinois, Inc.                       53,781        992,797     0.0%
    PPG Industries, Inc.                       89,435      9,872,730     0.1%
    Praxair, Inc.                              95,493     11,216,608     0.2%
    Sealed Air Corp.                           65,606      3,107,100     0.1%
    Sherwin-Williams Co. (The)                 26,294      7,554,529     0.1%
    Vulcan Materials Co.                       44,680      4,808,908     0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                                            OF NET
                                                    SHARES      VALUE+     ASSETS**
                                                   --------- ------------ ----------
Materials -- (Continued)
    WestRock Co.                                      84,974 $  3,556,162    0.1%
                                                             ------------    ---
Total Materials                                               178,675,969    3.0%
                                                             ------------    ---
Real Estate Investment Trusts -- (2.8%)
    American Tower Corp.                             142,114   14,904,916    0.2%
    Apartment Investment & Management Co. Class A     52,564    2,105,714    0.0%
    AvalonBay Communities, Inc.                       45,931    8,120,142    0.1%
#   Boston Properties, Inc.                           51,496    6,635,775    0.1%
    Crown Castle International Corp.                 111,899    9,721,785    0.2%
#   Equinix, Inc.                                     23,099    7,630,755    0.1%
    Equity Residential                               122,416    8,332,857    0.1%
    Essex Property Trust, Inc.                        21,944    4,837,555    0.1%
    Extra Space Storage, Inc.                         41,976    3,565,861    0.1%
    Federal Realty Investment Trust                   23,389    3,556,999    0.1%
    General Growth Properties, Inc.                  195,312    5,474,595    0.1%
    HCP, Inc.                                        156,133    5,281,979    0.1%
#   Host Hotels & Resorts, Inc.                      252,471    3,994,091    0.1%
#   Iron Mountain, Inc.                               72,720    2,656,462    0.0%
    Kimco Realty Corp.                               138,852    3,904,518    0.1%
    Macerich Co. (The)                                42,438    3,228,683    0.1%
    Prologis, Inc.                                   175,933    7,989,118    0.1%
    Public Storage                                    49,376   12,087,739    0.2%
#   Realty Income Corp.                               83,992    4,972,326    0.1%
    Simon Property Group, Inc.                       103,732   20,867,766    0.3%
#   SL Green Realty Corp.                             33,492    3,519,339    0.1%
#   UDR, Inc.                                         89,420    3,122,546    0.1%
    Ventas, Inc.                                     112,669    6,998,998    0.1%
    Vornado Realty Trust                              59,447    5,690,861    0.1%
    Welltower, Inc.                                  119,063    8,265,354    0.1%
    Weyerhaeuser Co.                                 264,648    8,500,494    0.1%
                                                             ------------    ---
Total Real Estate Investment Trusts                           175,967,228    2.9%
                                                             ------------    ---
Telecommunication Services -- (2.5%)
    AT&T, Inc.                                     2,062,227   80,055,652    1.3%
#   CenturyLink, Inc.                                182,377    5,644,568    0.1%
    Frontier Communications Corp.                    391,865    2,178,770    0.0%
*   Level 3 Communications, Inc.                      96,951    5,066,659    0.1%
    Verizon Communications, Inc.                   1,365,778   69,572,731    1.2%
                                                             ------------    ---
Total Telecommunication Services                              162,518,380    2.7%
                                                             ------------    ---
Utilities -- (3.2%)
    AES Corp.                                        220,737    2,463,425    0.0%
    AGL Resources, Inc.                               40,282    2,652,972    0.0%
    Ameren Corp.                                      81,438    3,909,024    0.1%
    American Electric Power Co., Inc.                164,628   10,453,878    0.2%
    American Water Works Co., Inc.                    59,737    4,346,464    0.1%
    CenterPoint Energy, Inc.                         144,030    3,089,443    0.1%
    CMS Energy Corp.                                  93,034    3,784,623    0.1%
#   Consolidated Edison, Inc.                         98,427    7,342,654    0.1%
#   Dominion Resources, Inc.                         199,953   14,290,641    0.2%
    DTE Energy Co.                                    60,197    5,367,164    0.1%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                                      OF NET
                                                            SHARES       VALUE+      ASSETS**
                                                          ---------- -------------- ----------
Utilities -- (Continued)
#     Duke Energy Corp.                                      230,783 $   18,181,085     0.3%
      Edison International                                   109,230      7,723,653     0.1%
#     Entergy Corp.                                           59,887      4,502,305     0.1%
      Eversource Energy                                      106,365      6,003,241     0.1%
      Exelon Corp.                                           308,410     10,822,107     0.2%
      FirstEnergy Corp.                                      142,108      4,631,300     0.1%
      NextEra Energy, Inc.                                   154,419     18,156,586     0.3%
      NiSource, Inc.                                         107,419      2,439,485     0.0%
#     NRG Energy, Inc.                                       105,408      1,591,661     0.0%
      PG&E Corp.                                             165,224      9,616,037     0.2%
      Pinnacle West Capital Corp.                             37,152      2,699,093     0.1%
      PPL Corp.                                              225,914      8,503,403     0.1%
      Public Service Enterprise Group, Inc.                  169,785      7,832,182     0.1%
#     SCANA Corp.                                             47,840      3,286,130     0.1%
#     Sempra Energy                                           79,052      8,170,024     0.1%
#     Southern Co. (The)                                     306,037     15,332,454     0.3%
#     TECO Energy, Inc.                                       79,064      2,195,607     0.0%
#     WEC Energy Group, Inc.                                 105,842      6,161,063     0.1%
      Xcel Energy, Inc.                                      170,160      6,811,505     0.1%
                                                                     --------------   -----
Total Utilities                                                         202,359,209     3.4%
                                                                     --------------   -----
TOTAL COMMON STOCKS                                                   6,044,910,516   100.1%
                                                                     --------------   -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.455%  12,865,737     12,865,737     0.2%
                                                                     --------------   -----
SECURITIES LENDING COLLATERAL -- (4.9%)
(S)@  DFA Short Term Investment Fund                      26,874,784    310,941,247     5.2%
                                                                     --------------   -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,466,520,104)                  $6,368,717,500   105.5%
                                                                     ==============   =====

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  786,869,726           --   --    $  786,869,726
   Consumer Staples                   616,997,133           --   --       616,997,133
   Energy                             441,472,152           --   --       441,472,152
   Financials                         796,664,780           --   --       796,664,780
   Health Care                        882,609,516           --   --       882,609,516
   Industrials                        615,104,823           --   --       615,104,823
   Information Technology           1,185,671,600           --   --     1,185,671,600
   Materials                          178,675,969           --   --       178,675,969
   Real Estate Investment Trusts      175,967,228           --   --       175,967,228
   Telecommunication Services         162,518,380           --   --       162,518,380
   Utilities                          202,359,209           --   --       202,359,209
Temporary Cash Investments             12,865,737           --   --        12,865,737
Securities Lending Collateral                  -- $310,941,247   --       310,941,247
                                   -------------- ------------   --    --------------
TOTAL                              $6,057,776,253 $310,941,247   --    $6,368,717,500
                                   ============== ============   ==    ==============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                    SHARES      VALUE+    OF NET ASSETS**
                                                  ---------- ------------ ---------------
COMMON STOCKS -- (95.7%)
Consumer Discretionary -- (12.7%)
#*  AutoNation, Inc.                                 137,690 $  6,973,998       0.0%
#   Best Buy Co., Inc.                             1,502,735   48,207,739       0.3%
#   BorgWarner, Inc.                                 347,838   12,494,341       0.1%
#   Cable One, Inc.                                   15,169    6,961,964       0.0%
    Carnival Corp.                                   952,418   46,716,103       0.2%
#   CBS Corp. Class A                                  7,236      434,088       0.0%
    Comcast Corp. Class A                         11,245,897  683,300,702       3.5%
    DR Horton, Inc.                                1,806,680   54,308,801       0.3%
#   Ford Motor Co.                                14,411,800  195,424,008       1.0%
#   GameStop Corp. Class A                           278,165    9,123,812       0.1%
#   Garmin, Ltd.                                     189,155    8,063,678       0.0%
    General Motors Co.                             5,492,031  174,646,586       0.9%
    Gentex Corp.                                      54,214      869,593       0.0%
    Goodyear Tire & Rubber Co. (The)               1,359,382   39,381,297       0.2%
    Graham Holdings Co. Class B                       15,407    7,342,052       0.0%
#   Harman International Industries, Inc.            108,938    8,362,081       0.1%
#   Hilton Worldwide Holdings, Inc.                  119,608    2,637,356       0.0%
#*  Hyatt Hotels Corp. Class A                        26,622    1,274,661       0.0%
    Johnson Controls, Inc.                           567,307   23,486,510       0.1%
#   Kohl's Corp.                                   1,326,479   58,763,020       0.3%
    Lear Corp.                                        64,573    7,434,289       0.0%
#   Lennar Corp. Class A                             857,396   38,848,613       0.2%
    Lennar Corp. Class B                               4,312      155,060       0.0%
#*  Liberty Braves Group Class A                      15,678      245,204       0.0%
*   Liberty Braves Group Class C                      31,357      467,846       0.0%
*   Liberty Broadband Corp. Class A                   27,953    1,602,266       0.0%
*   Liberty Broadband Corp. Class C                   85,576    4,899,226       0.0%
*   Liberty Interactive Corp., QVC Group Class A   2,538,156   66,499,687       0.3%
*   Liberty Media Group Class A                       39,197      717,305       0.0%
*   Liberty Media Group Class C                       78,394    1,411,092       0.0%
*   Liberty SiriusXM Group Class A                   156,789    5,137,976       0.0%
*   Liberty SiriusXM Group Class C                   313,578   10,040,768       0.1%
*   Liberty Ventures Series A                        536,223   21,448,920       0.1%
#*  Madison Square Garden Co. (The) Class A            6,379    1,001,375       0.0%
#*  MGM Resorts International                      2,324,079   49,502,883       0.3%
*   Mohawk Industries, Inc.                          283,553   54,620,814       0.3%
    News Corp. Class A                               290,667    3,610,084       0.0%
    News Corp. Class B                                31,823      412,426       0.0%
#   Penske Automotive Group, Inc.                    274,842   10,754,567       0.1%
#   PulteGroup, Inc.                               1,365,100   25,104,189       0.1%
    PVH Corp.                                        192,434   18,396,690       0.1%
#   Ralph Lauren Corp.                                52,863    4,927,360       0.0%
#   Royal Caribbean Cruises, Ltd.                    907,928   70,273,627       0.4%
#   Service Corp. International                      127,650    3,404,425       0.0%
    Staples, Inc.                                  1,966,011   20,053,312       0.1%
    TEGNA, Inc.                                      475,913   11,117,328       0.1%
#   Time Warner Cable, Inc.                        1,876,119  397,943,601       2.0%
    Time Warner, Inc.                              3,948,043  296,655,951       1.5%
#*  Toll Brothers, Inc.                              329,804    9,003,649       0.1%
#   Visteon Corp.                                     83,658    6,665,033       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Whirlpool Corp.                         271,545 $   47,286,846       0.3%
                                                    --------------      ----
Total Consumer Discretionary                         2,578,414,802      13.2%
                                                    --------------      ----
Consumer Staples -- (5.8%)
    Archer-Daniels-Midland Co.            2,699,731    107,827,256       0.5%
    Bunge, Ltd.                             785,148     49,071,750       0.3%
    Constellation Brands, Inc. Class A      276,038     43,078,490       0.2%
    CVS Health Corp.                      3,613,015    363,108,008       1.9%
    Ingredion, Inc.                         158,658     18,259,949       0.1%
    JM Smucker Co. (The)                    703,244     89,297,923       0.5%
    Kraft Heinz Co. (The)                   321,123     25,070,073       0.1%
    Molson Coors Brewing Co. Class B        732,607     70,059,207       0.4%
    Mondelez International, Inc. Class A  4,768,026    204,834,397       1.0%
    Pinnacle Foods, Inc.                    440,541     18,762,641       0.1%
    Reynolds American, Inc.                 111,055      5,508,328       0.0%
*   Seaboard Corp.                               13         39,039       0.0%
#   Spectrum Brands Holdings, Inc.            2,502        284,227       0.0%
#   Tyson Foods, Inc. Class A             1,957,913    128,869,834       0.7%
#   Wal-Mart Stores, Inc.                   698,064     46,679,540       0.2%
    Walgreens Boots Alliance, Inc.           51,922      4,116,376       0.0%
                                                    --------------      ----
Total Consumer Staples                               1,174,867,038       6.0%
                                                    --------------      ----
Energy -- (14.8%)
    Anadarko Petroleum Corp.              1,361,254     71,819,761       0.4%
#   Apache Corp.                            798,537     43,440,413       0.2%
    Baker Hughes, Inc.                    1,938,026     93,722,937       0.5%
    California Resources Corp.              561,726      1,235,797       0.0%
    Chevron Corp.                         5,339,517    545,591,847       2.8%
#   Cimarex Energy Co.                      135,330     14,734,730       0.1%
#*  Concho Resources, Inc.                  353,918     41,114,654       0.2%
    ConocoPhillips                        3,250,805    155,355,971       0.8%
*   Continental Resources, Inc.              60,936      2,270,475       0.0%
    Devon Energy Corp.                      812,393     28,173,789       0.1%
    EOG Resources, Inc.                   1,869,703    154,474,862       0.8%
    Exxon Mobil Corp.                     8,661,008    765,633,107       3.9%
*   FMC Technologies, Inc.                  596,131     18,176,034       0.1%
    Halliburton Co.                         547,209     22,605,204       0.1%
#   Helmerich & Payne, Inc.                 574,414     37,980,254       0.2%
#   Hess Corp.                            1,267,299     75,556,366       0.4%
    HollyFrontier Corp.                     644,305     22,937,258       0.1%
    Marathon Oil Corp.                    3,266,531     46,025,422       0.2%
    Marathon Petroleum Corp.              2,312,389     90,368,162       0.5%
#   Murphy Oil Corp.                        307,563     10,992,302       0.1%
#   National Oilwell Varco, Inc.          1,745,118     62,894,053       0.3%
    Noble Energy, Inc.                      204,268      7,376,118       0.0%
    Occidental Petroleum Corp.            1,857,300    142,362,045       0.7%
    Phillips 66                           2,055,820    168,803,380       0.9%
    Pioneer Natural Resources Co.           294,964     48,993,521       0.3%
#   Range Resources Corp.                    66,898      2,950,871       0.0%
    Schlumberger, Ltd.                      707,205     56,816,850       0.3%
*   Southwestern Energy Co.                 232,609      3,123,939       0.0%
    Tesoro Corp.                            668,185     53,247,663       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                   ---------- -------------- ---------------
Energy -- (Continued)
#   Transocean, Ltd.                                1,340,027 $   14,847,499       0.1%
    Valero Energy Corp.                             2,806,975    165,246,618       0.8%
#*  Weatherford International P.L.C.                2,942,972     23,926,362       0.1%
                                                              --------------      ----
Total Energy                                                   2,992,798,264      15.3%
                                                              --------------      ----
Financials -- (20.0%)
    Aflac, Inc.                                       961,862     66,339,622       0.3%
*   Alleghany Corp.                                    30,744     16,026,232       0.1%
    Allied World Assurance Co. Holdings AG            384,850     13,692,963       0.1%
    Allstate Corp. (The)                            1,383,297     89,983,470       0.5%
#*  Ally Financial, Inc.                            1,666,892     29,687,347       0.2%
    American Financial Group, Inc.                    426,655     29,486,127       0.2%
    American International Group, Inc.              2,735,967    152,721,678       0.8%
    Assurant, Inc.                                    330,179     27,923,238       0.1%
    Assured Guaranty, Ltd.                            203,216      5,257,198       0.0%
    Axis Capital Holdings, Ltd.                       459,271     24,465,366       0.1%
    Bank of America Corp.                          14,959,787    217,814,499       1.1%
    Bank of New York Mellon Corp. (The)             2,942,428    118,403,303       0.6%
    BB&T Corp.                                      1,565,408     55,384,135       0.3%
    BlackRock, Inc.                                     8,608      3,067,289       0.0%
#   BOK Financial Corp.                                 4,796        288,623       0.0%
    Capital One Financial Corp.                     2,036,842    147,446,992       0.8%
    Chubb, Ltd.                                       307,132     36,198,577       0.2%
#   Cincinnati Financial Corp.                         52,042      3,435,292       0.0%
#   CIT Group, Inc.                                   341,837     11,817,305       0.1%
    Citigroup, Inc.                                 7,910,186    366,083,408       1.9%
    CME Group, Inc.                                   722,112     66,369,314       0.3%
    CNA Financial Corp.                               411,026     12,988,422       0.1%
#   Comerica, Inc.                                    125,755      5,583,522       0.0%
*   E*TRADE Financial Corp.                           116,129      2,924,128       0.0%
    Endurance Specialty Holdings, Ltd.                  6,320        404,354       0.0%
#   Everest Re Group, Ltd.                            220,574     40,784,133       0.2%
#   Fifth Third Bancorp                             4,396,186     80,494,166       0.4%
#   First American Financial Corp.                      8,092        291,474       0.0%
#*  Genworth Financial, Inc. Class A                   36,112        123,864       0.0%
    Goldman Sachs Group, Inc. (The)                 1,354,171    222,233,003       1.1%
    Hartford Financial Services Group, Inc. (The)   2,120,911     94,126,030       0.5%
#   Huntington Bancshares, Inc.                     2,414,016     24,285,001       0.1%
    Invesco, Ltd.                                     187,635      5,818,561       0.0%
    JPMorgan Chase & Co.                           10,611,645    670,655,964       3.4%
    KeyCorp                                         1,072,181     13,177,104       0.1%
    Legg Mason, Inc.                                  516,746     16,592,714       0.1%
#   Leucadia National Corp.                           153,878      2,566,685       0.0%
    Lincoln National Corp.                          1,164,852     50,612,819       0.3%
    Loews Corp.                                     1,684,881     66,856,078       0.3%
#   M&T Bank Corp.                                    285,319     33,758,944       0.2%
    MetLife, Inc.                                   2,038,507     91,936,666       0.5%
    Morgan Stanley                                  3,249,559     87,933,067       0.4%
    Nasdaq, Inc.                                      752,985     46,466,704       0.2%
    Navient Corp.                                      27,448        375,214       0.0%
    New York Community Bancorp, Inc.                  405,598      6,096,138       0.0%
    Old Republic International Corp.                  632,434     11,693,705       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS**
                                              ---------- -------------- ---------------
Financials -- (Continued)
#   PacWest Bancorp                               75,227 $    3,007,575       0.0%
#   People's United Financial, Inc.              145,708      2,258,474       0.0%
    PNC Financial Services Group, Inc. (The)   1,273,146    111,756,756       0.6%
    Principal Financial Group, Inc.            1,453,663     62,042,337       0.3%
    Prudential Financial, Inc.                 1,096,602     85,140,179       0.4%
#   Regions Financial Corp.                    5,273,107     49,461,744       0.3%
    Reinsurance Group of America, Inc.           312,945     29,798,623       0.2%
#   RenaissanceRe Holdings, Ltd.                  86,989      9,647,950       0.0%
    State Street Corp.                           425,983     26,538,741       0.1%
    SunTrust Banks, Inc.                       1,252,716     52,288,366       0.3%
*   Synchrony Financial                        1,385,136     42,343,607       0.2%
    Travelers Cos., Inc. (The)                 1,130,153    124,203,815       0.6%
#   Unum Group                                 1,162,077     39,754,654       0.2%
    Validus Holdings, Ltd.                       167,263      7,709,152       0.0%
    Voya Financial, Inc.                         113,438      3,683,332       0.0%
    Wells Fargo & Co.                          5,447,057    272,243,909       1.4%
    Willis Towers Watson P.L.C.                    2,445        305,380       0.0%
#   WR Berkley Corp.                             214,424     12,007,744       0.1%
    XL Group P.L.C.                            1,261,223     41,279,829       0.2%
#   Zions Bancorporation                         710,094     19,541,787       0.1%
                                                         --------------      ----
Total Financials                                          4,065,684,392      20.7%
                                                         --------------      ----
Health Care -- (9.8%)
    Aetna, Inc.                                1,902,630    213,608,270       1.1%
*   Alere, Inc.                                    8,494        331,266       0.0%
*   Allergan P.L.C.                              496,938    107,616,893       0.6%
#*  Amsurg Corp.                                  38,511      3,118,621       0.0%
    Anthem, Inc.                               1,445,532    203,487,540       1.0%
*   Bio-Rad Laboratories, Inc. Class A             1,222        173,341       0.0%
*   Boston Scientific Corp.                    2,401,062     52,631,279       0.3%
    Cigna Corp.                                  320,341     44,380,042       0.2%
*   DaVita HealthCare Partners, Inc.             374,271     27,658,627       0.1%
*   Express Scripts Holding Co.                2,739,577    201,989,012       1.0%
*   Hologic, Inc.                                409,478     13,754,366       0.1%
    Humana, Inc.                                 707,042    125,195,927       0.6%
*   Laboratory Corp. of America Holdings         189,017     23,687,610       0.1%
*   Mallinckrodt P.L.C.                          269,805     16,868,208       0.1%
#*  MEDNAX, Inc.                                  25,352      1,807,344       0.0%
    Medtronic P.L.C.                           1,549,586    122,649,732       0.6%
*   Mylan NV                                     680,322     28,376,231       0.2%
    Perrigo Co. P.L.C.                            13,380      1,293,445       0.0%
    Pfizer, Inc.                              17,361,541    567,896,006       2.9%
    Quest Diagnostics, Inc.                      634,806     47,718,367       0.2%
#   Teleflex, Inc.                                92,013     14,333,785       0.1%
    Thermo Fisher Scientific, Inc.             1,016,359    146,609,786       0.8%
    UnitedHealth Group, Inc.                     122,140     16,083,395       0.1%
    Universal Health Services, Inc. Class B       10,422      1,393,213       0.0%
#*  WellCare Health Plans, Inc.                    6,100        548,939       0.0%
    Zimmer Biomet Holdings, Inc.                  36,800      4,260,336       0.0%
                                                         --------------      ----
Total Health Care                                         1,987,471,581      10.1%
                                                         --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                          ---------- -------------- ---------------
Industrials -- (12.3%)
    ADT Corp. (The)                          828,257 $   34,770,229       0.2%
#*  AECOM                                    223,470      7,260,540       0.0%
#   AGCO Corp.                               384,188     20,542,532       0.1%
    AMERCO                                    12,774      4,496,448       0.0%
    Carlisle Cos., Inc.                       77,340      7,880,946       0.0%
#   Caterpillar, Inc.                      1,458,164    113,328,506       0.6%
    Chicago Bridge & Iron Co. NV             228,793      9,208,918       0.1%
*   Colfax Corp.                              38,985      1,264,284       0.0%
    CSX Corp.                              5,234,843    142,754,169       0.7%
#   Cummins, Inc.                            298,701     34,956,978       0.2%
    Danaher Corp.                            365,547     35,366,672       0.2%
    Dover Corp.                              667,760     43,871,832       0.2%
    Eaton Corp. P.L.C.                     1,347,667     85,266,891       0.4%
    FedEx Corp.                              852,287    140,721,107       0.7%
#   Fluor Corp.                              382,702     20,918,491       0.1%
#   General Electric Co.                  12,660,433    389,308,315       2.0%
*   Hertz Global Holdings, Inc.            1,345,507     12,459,395       0.1%
    Ingersoll-Rand P.L.C.                    495,812     32,495,519       0.2%
#*  Jacobs Engineering Group, Inc.           206,007      9,183,792       0.0%
*   JetBlue Airways Corp.                  1,847,009     36,552,308       0.2%
#   Kansas City Southern                     466,816     44,230,816       0.2%
    L-3 Communications Holdings, Inc.        381,253     50,146,207       0.3%
    ManpowerGroup, Inc.                      241,068     18,569,468       0.1%
    Nielsen Holdings P.L.C.                  168,861      8,804,413       0.0%
    Norfolk Southern Corp.                 1,569,304    141,409,983       0.7%
    Northrop Grumman Corp.                   554,629    114,397,778       0.6%
    Orbital ATK, Inc.                         52,588      4,575,156       0.0%
    Owens Corning                            608,832     28,048,890       0.1%
#   PACCAR, Inc.                             512,996     30,220,594       0.2%
#   Pentair P.L.C.                           929,305     53,974,034       0.3%
#*  Quanta Services, Inc.                    153,044      3,630,204       0.0%
    Republic Services, Inc.                2,121,409     99,854,722       0.5%
#   Ryder System, Inc.                       109,553      7,550,393       0.0%
    Southwest Airlines Co.                 3,733,160    166,536,268       0.9%
    Stanley Black & Decker, Inc.           1,095,910    122,654,247       0.6%
    Textron, Inc.                          1,020,537     39,474,371       0.2%
    Union Pacific Corp.                    3,312,084    288,913,087       1.5%
*   United Continental Holdings, Inc.        771,693     35,351,256       0.2%
#*  United Rentals, Inc.                     299,786     20,064,677       0.1%
#   Waste Connections, Inc.                  475,433     31,987,132       0.2%
                                                     --------------      ----
Total Industrials                                     2,493,001,568      12.7%
                                                     --------------      ----
Information Technology -- (11.4%)
    Activision Blizzard, Inc.              2,711,231     93,456,133       0.5%
    Amdocs, Ltd.                              64,098      3,624,101       0.0%
*   ARRIS International P.L.C.               112,938      2,571,598       0.0%
*   Arrow Electronics, Inc.                  572,564     35,556,224       0.2%
    Avnet, Inc.                              694,662     28,564,502       0.2%
    Brocade Communications Systems, Inc.   1,391,533     13,372,632       0.1%
    CA, Inc.                               2,510,454     74,460,066       0.4%
    Cisco Systems, Inc.                   16,047,576    441,147,864       2.3%
#   Computer Sciences Corp.                  318,655     10,557,040       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                  ---------- -------------- ---------------
Information Technology -- (Continued)
    Corning, Inc.                                  3,676,381 $   68,638,033       0.4%
    CSRA, Inc.                                       116,147      3,015,176       0.0%
*   EchoStar Corp. Class A                             2,635        107,824       0.0%
    EMC Corp.                                      6,310,731    164,773,187       0.8%
    Fidelity National Information Services, Inc.   1,453,689     95,652,736       0.5%
#*  First Solar, Inc.                                156,955      8,764,367       0.0%
*   Flextronics International, Ltd.                  645,975      7,848,596       0.0%
    Hewlett Packard Enterprise Co.                 9,162,273    152,643,468       0.8%
    HP, Inc.                                       9,619,949    118,036,774       0.6%
    IAC/InterActiveCorp                              120,638      5,590,365       0.0%
    Ingram Micro, Inc. Class A                       715,108     24,993,025       0.1%
    Intel Corp.                                   14,779,066    447,510,119       2.3%
#   Jabil Circuit, Inc.                              403,242      7,000,281       0.0%
    Juniper Networks, Inc.                           798,243     18,678,886       0.1%
    Lam Research Corp.                               555,768     42,460,675       0.2%
#   Marvell Technology Group, Ltd.                   398,733      3,979,355       0.0%
*   Micron Technology, Inc.                        3,135,684     33,708,603       0.2%
#   NetApp, Inc.                                     483,817     11,437,434       0.1%
*   Nuance Communications, Inc.                       44,349        761,916       0.0%
#   NVIDIA Corp.                                   1,824,559     64,826,581       0.3%
*   Qorvo, Inc.                                      171,000      7,700,130       0.0%
    QUALCOMM, Inc.                                 2,443,395    123,440,316       0.6%
    Symantec Corp.                                 1,962,837     32,671,422       0.2%
*   Synopsys, Inc.                                     8,433        400,736       0.0%
#   TE Connectivity, Ltd.                            791,324     47,067,952       0.2%
    Teradyne, Inc.                                   153,805      2,908,453       0.0%
#   Western Digital Corp.                            564,843     23,082,309       0.1%
    Xerox Corp.                                    5,860,019     56,256,182       0.3%
*   Yahoo!, Inc.                                     877,399     32,112,803       0.2%
                                                             --------------      ----
Total Information Technology                                  2,309,377,864      11.8%
                                                             --------------      ----
Materials -- (3.8%)
    Airgas, Inc.                                      19,336      2,754,220       0.0%
#   Albemarle Corp.                                   15,364      1,016,482       0.0%
#   Alcoa, Inc.                                    5,214,105     58,241,553       0.3%
    Ashland, Inc.                                    381,999     42,631,089       0.2%
    Bemis Co., Inc.                                  100,429      5,039,527       0.0%
    CF Industries Holdings, Inc.                     392,811     12,990,260       0.1%
    Dow Chemical Co. (The)                           822,454     43,269,305       0.2%
#   Eastman Chemical Co.                             665,908     50,862,053       0.3%
#   Freeport-McMoRan, Inc.                         2,792,205     39,090,870       0.2%
#   International Paper Co.                        2,482,012    107,396,659       0.6%
#   Martin Marietta Materials, Inc.                   60,975     10,318,799       0.1%
#   Mosaic Co. (The)                               1,565,080     43,806,589       0.2%
    Newmont Mining Corp.                           3,239,227    113,275,768       0.6%
#   Nucor Corp.                                    1,949,556     97,048,898       0.5%
    Reliance Steel & Aluminum Co.                    359,269     26,575,128       0.1%
    Sonoco Products Co.                               12,855        602,771       0.0%
    Steel Dynamics, Inc.                             886,631     22,351,968       0.1%
    Vulcan Materials Co.                             563,226     60,620,014       0.3%
#   Westlake Chemical Corp.                          104,427      5,241,191       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS**
                                                         ----------- --------------- ---------------
Materials -- (Continued)
               WestRock Co.                                  755,145 $    31,602,818        0.2%
                                                                     ---------------      -----
Total Materials                                                          774,735,962        4.0%
                                                                     ---------------      -----
Telecommunication Services -- (4.8%)
               AT&T, Inc.                                 20,155,917     782,452,698        4.0%
#              CenturyLink, Inc.                           2,685,539      83,117,432        0.4%
#              Frontier Communications Corp.               3,309,986      18,403,522        0.1%
*              Level 3 Communications, Inc.                  725,529      37,916,146        0.2%
#*             Sprint Corp.                                2,011,161       6,898,282        0.0%
#*             T-Mobile US, Inc.                             768,418      30,183,459        0.2%
#*             United States Cellular Corp.                  203,140       8,661,890        0.0%
                                                                     ---------------      -----
Total Telecommunication Services                                         967,633,429        4.9%
                                                                     ---------------      -----
Utilities -- (0.3%)
*              Calpine Corp.                               1,007,315      15,895,431        0.1%
#              NRG Energy, Inc.                            1,541,737      23,280,228        0.1%
               UGI Corp.                                     669,262      26,931,103        0.1%
                                                                     ---------------      -----
Total Utilities                                                           66,106,762        0.3%
                                                                     ---------------      -----
TOTAL COMMON STOCKS                                                   19,410,091,662       99.0%
                                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#*    Safeway Casa Ley Contingent Value Rights      196,076         198,998        0.0%
(degrees)#*    Safeway PDC, LLC Contingent Value Rights      196,076           9,568        0.0%
                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                        208,566        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES                                           19,410,300,228
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
   State Street Institutional Liquid Reserves, 0.455%    195,967,517     195,967,517        1.0%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.3%)
(degrees)(S)@  DFA Short Term Investment Fund             58,875,895     681,194,103        3.5%
                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,944,368,617)                 $20,287,461,848      103.5%
                                                                     ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,578,414,802           --   --    $ 2,578,414,802
   Consumer Staples               1,174,867,038           --   --      1,174,867,038
   Energy                         2,992,798,264           --   --      2,992,798,264
   Financials                     4,065,684,392           --   --      4,065,684,392
   Health Care                    1,987,471,581           --   --      1,987,471,581
   Industrials                    2,493,001,568           --   --      2,493,001,568
   Information Technology         2,309,377,864           --   --      2,309,377,864
   Materials                        774,735,962           --   --        774,735,962
   Telecommunication Services       967,633,429           --   --        967,633,429
   Utilities                         66,106,762           --   --         66,106,762
Rights/Warrants                              -- $    208,566   --            208,566
Temporary Cash Investments          195,967,517           --   --        195,967,517
Securities Lending Collateral                --  681,194,103   --        681,194,103
Futures Contracts**                   3,800,351           --   --          3,800,351
                                --------------- ------------   --    ---------------
TOTAL                           $19,609,859,530 $681,402,669   --    $20,291,262,199
                                =============== ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (6.1%)
    Asciano, Ltd.                                4,216,676 $ 28,268,197       0.3%
    Aurizon Holdings, Ltd.                       2,961,390    9,567,653       0.1%
#   Australia & New Zealand Banking Group, Ltd.  3,590,931   65,821,487       0.7%
#   Bank of Queensland, Ltd.                       377,909    3,213,556       0.0%
#   Bendigo and Adelaide Bank, Ltd.                852,012    5,997,972       0.1%
    BHP Billiton, Ltd.                           5,172,675   80,781,349       0.9%
    BHP Billiton, Ltd. Sponsored ADR             1,465,288   45,922,126       0.5%
    Boral, Ltd.                                  1,650,081    8,031,168       0.1%
#   Fortescue Metals Group, Ltd.                 5,394,253   13,863,198       0.1%
    Harvey Norman Holdings, Ltd.                   421,894    1,428,759       0.0%
    Incitec Pivot, Ltd.                          3,921,427    9,529,577       0.1%
    Macquarie Group, Ltd.                          213,984   10,250,885       0.1%
    National Australia Bank, Ltd.                  317,804    6,520,075       0.1%
*   Newcrest Mining, Ltd.                        3,313,984   48,323,252       0.5%
    Orica, Ltd.                                    447,136    5,166,465       0.1%
    Origin Energy, Ltd.                          3,442,006   14,144,930       0.2%
    Qantas Airways, Ltd.                         1,542,997    3,762,183       0.0%
    QBE Insurance Group, Ltd.                    2,266,393   19,075,393       0.2%
    Rio Tinto, Ltd.                              1,211,447   47,268,818       0.5%
    Santos, Ltd.                                 4,583,756   16,512,962       0.2%
*   South32, Ltd.                                2,385,878    2,983,870       0.0%
*   South32, Ltd. ADR                              354,708    2,202,737       0.0%
    Star Entertainment Grp, Ltd. (The)           1,609,485    6,872,457       0.1%
    Suncorp Group, Ltd.                          2,555,955   24,174,663       0.3%
    Tatts Group, Ltd.                            2,355,482    6,712,256       0.1%
    Treasury Wine Estates, Ltd.                    998,012    7,027,251       0.1%
    Washington H Soul Pattinson & Co., Ltd.         60,539      746,997       0.0%
    Wesfarmers, Ltd.                             1,159,953   37,560,073       0.4%
    Woodside Petroleum, Ltd.                     3,159,294   67,640,474       0.7%
                                                           ------------       ---
TOTAL AUSTRALIA                                             599,370,783       6.5%
                                                           ------------       ---
AUSTRIA -- (0.1%)
*   Erste Group Bank AG                            144,232    4,151,894       0.1%
    OMV AG                                         117,337    3,530,675       0.0%
*   Raiffeisen Bank International AG                57,158      914,947       0.0%
                                                           ------------       ---
TOTAL AUSTRIA                                                 8,597,516       0.1%
                                                           ------------       ---
BELGIUM -- (1.4%)
    Ageas                                          579,966   22,790,776       0.3%
    Colruyt SA                                      69,520    4,008,640       0.0%
    Delhaize Group                                 246,555   25,909,138       0.3%
    Delhaize Group Sponsored ADR                   211,600    5,539,688       0.1%
    KBC Groep NV                                   402,196   22,628,360       0.2%
#   Proximus SADP                                  323,935   10,917,840       0.1%
    Solvay SA                                      247,775   25,102,249       0.3%
#   UCB SA                                         128,640    9,649,178       0.1%
#   Umicore SA                                     187,273    9,348,585       0.1%
                                                           ------------       ---
TOTAL BELGIUM                                               135,894,454       1.5%
                                                           ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                               SHARES     VALUE++    OF NET ASSETS**
                                                              --------- ------------ ---------------
CANADA -- (8.0%)
    Agnico Eagle Mines, Ltd.                                    160,984 $  7,600,055       0.1%
#   AltaGas, Ltd.                                                39,700      965,051       0.0%
    Bank of Montreal                                          1,531,755   99,809,156       1.1%
    Barrick Gold Corp.                                          531,985   10,304,549       0.1%
*   BlackBerry, Ltd.(09228F103)                                 284,796    2,010,660       0.0%
#*  BlackBerry, Ltd.(BCBHZ31)                                 1,564,828   11,049,953       0.1%
    Cameco Corp.(13321L108)                                     632,729    7,915,440       0.1%
    Cameco Corp.(2166160)                                       506,586    6,338,886       0.1%
    Canadian Natural Resources, Ltd.(136385101)               1,624,266   48,760,465       0.5%
    Canadian Natural Resources, Ltd.(2171573)                 1,849,320   55,537,083       0.6%
    Canadian Tire Corp., Ltd. Class A                            10,266    1,118,239       0.0%
    Cenovus Energy, Inc.                                      1,183,744   18,750,505       0.2%
    Crescent Point Energy Corp.(22576C101)                    1,289,288   21,685,830       0.2%
    Crescent Point Energy Corp.(B67C8W8)                        374,472    6,309,347       0.1%
#*  Detour Gold Corp.                                           115,774    2,483,046       0.0%
    Eldorado Gold Corp.(284902103)                              109,318      460,229       0.0%
    Eldorado Gold Corp.(2307873)                                881,059    3,714,674       0.0%
    Empire Co., Ltd.                                            788,935   13,110,142       0.2%
#   Enbridge Income Fund Holdings, Inc.                          52,753    1,218,865       0.0%
    Encana Corp.                                              2,149,751   16,467,093       0.2%
    Fairfax Financial Holdings, Ltd.                             68,550   36,741,751       0.4%
    Finning International, Inc.                                 641,129   11,394,897       0.1%
    First Quantum Minerals, Ltd.                                 13,200      112,462       0.0%
#   Genworth MI Canada, Inc.                                    112,861    2,921,595       0.0%
    Goldcorp, Inc.(2676302)                                     668,943   13,478,026       0.2%
    Goldcorp, Inc.(380956409)                                   883,916   17,810,907       0.2%
    Hudson's Bay Co.                                             86,528    1,150,304       0.0%
    Husky Energy, Inc.                                        1,181,400   14,886,374       0.2%
    Industrial Alliance Insurance & Financial Services, Inc.    321,295   10,678,251       0.1%
*   Kinross Gold Corp.                                        4,408,637   25,122,941       0.3%
#*  Lundin Mining Corp.                                         904,499    3,553,981       0.0%
    Manulife Financial Corp.(56501R106)                         816,342   12,024,718       0.1%
    Manulife Financial Corp.(2492519)                         3,287,435   48,471,784       0.5%
    Maple Leaf Foods, Inc.                                       82,521    1,708,692       0.0%
#*  Pacific Exploration and Production Corp.                    483,824       91,927       0.0%
    Silver Wheaton Corp.                                        758,845   15,897,803       0.2%
#   Sun Life Financial, Inc.(2566124)                           866,399   29,554,377       0.3%
    Sun Life Financial, Inc.(866796105)                          83,136    2,834,938       0.0%
    Suncor Energy, Inc.(B3NB1P2)                              3,920,306  115,075,227       1.3%
    Suncor Energy, Inc.(867224107)                              985,458   28,942,901       0.3%
    Tahoe Resources, Inc.                                        28,464      401,994       0.0%
#   Teck Resources, Ltd. Class B                              1,123,435   13,753,058       0.2%
*   Tourmaline Oil Corp.                                        812,584   18,742,473       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                   127,382      379,598       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                   1,293,025    3,864,544       0.1%
    West Fraser Timber Co., Ltd.                                 11,349      373,928       0.0%
    WSP Global, Inc.                                            148,118    4,982,913       0.1%
    Yamana Gold, Inc.                                         1,740,130    8,626,453       0.1%
                                                                        ------------       ---
TOTAL CANADA                                                             779,188,085       8.5%
                                                                        ------------       ---
DENMARK -- (1.6%)
    AP Moeller--Maersk A.S. Class A                               7,706   10,498,837       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                              --------- ------------ ---------------
DENMARK -- (Continued)
    AP Moeller--Maersk A.S. Class B              19,275 $ 27,129,667       0.3%
    Carlsberg A.S. Class B                      214,971   20,955,870       0.2%
    Danske Bank A.S.                            713,686   20,193,421       0.2%
    DSV A.S.                                    255,065   10,737,761       0.1%
#*  H Lundbeck A.S.                              93,064    3,109,544       0.1%
    ISS A.S.                                    216,989    8,242,244       0.1%
    Jyske Bank A.S.                              10,335      422,955       0.0%
    Novozymes A.S. Class B                       47,990    2,301,706       0.0%
    Tryg A.S.                                    12,675      239,505       0.0%
    Vestas Wind Systems A.S.                    766,236   54,848,737       0.6%
                                                        ------------       ---
TOTAL DENMARK                                            158,680,247       1.7%
                                                        ------------       ---
FINLAND -- (0.6%)
    Fortum Oyj                                  751,052   11,323,249       0.1%
    Neste Oyj                                   258,152    8,272,361       0.1%
#   Stora Enso Oyj Class R                    1,827,123   15,974,704       0.2%
    Stora Enso Oyj Sponsored ADR                 91,500      794,842       0.0%
    UPM-Kymmene Oyj                           1,157,203   22,151,261       0.3%
    UPM-Kymmene Oyj Sponsored ADR                69,300    1,333,332       0.0%
                                                        ------------       ---
TOTAL FINLAND                                             59,849,749       0.7%
                                                        ------------       ---
FRANCE -- (8.5%)
#   AXA SA                                    2,111,384   53,311,602       0.6%
    AXA SA Sponsored ADR                         13,692      346,681       0.0%
    BNP Paribas SA                            1,037,040   54,920,536       0.6%
*   Bollore SA(BZ0G303)                           7,465       29,096       0.0%
    Bollore SA(4572709)                       1,517,302    6,008,810       0.1%
#   Bouygues SA                                 709,374   23,671,060       0.2%
#   Casino Guichard Perrachon SA                178,667   10,633,318       0.1%
    CGG SA Sponsored ADR                          3,512        3,380       0.0%
    Cie de Saint-Gobain                       1,789,605   82,004,233       0.9%
    Cie Generale des Etablissements Michelin    334,818   34,971,754       0.4%
    CNP Assurances                              431,433    7,351,721       0.1%
    Credit Agricole SA                          802,226    8,879,635       0.1%
#   Electricite de France SA                    538,044    7,730,007       0.1%
#   Engie SA                                  3,727,183   61,474,073       0.7%
    Natixis SA                                2,277,633   12,567,833       0.1%
    Orange SA                                 4,969,645   82,565,290       0.9%
*   Peugeot SA                                1,856,241   29,915,457       0.3%
    Renault SA                                  637,211   61,483,066       0.7%
#   SCOR SE                                     340,596   11,602,633       0.1%
    Societe Generale SA                       1,935,625   76,161,346       0.8%
    STMicroelectronics NV                     1,809,335   11,124,540       0.1%
    Total SA                                  3,839,334  194,043,000       2.1%
                                                        ------------       ---
TOTAL FRANCE                                             830,799,071       9.0%
                                                        ------------       ---
GERMANY -- (7.1%)
    Allianz SE                                  730,758  124,322,294       1.3%
    Allianz SE Sponsored ADR                  2,811,910   47,914,946       0.5%
    Bayerische Motoren Werke AG                 972,382   89,958,516       1.0%
    Commerzbank AG                            1,603,495   15,036,544       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                     ---------- ------------ ---------------
GERMANY -- (Continued)
    Daimler AG                                        2,326,914 $162,131,549       1.8%
    Deutsche Bank AG(D18190898)                         771,660   14,630,674       0.2%
    Deutsche Bank AG(5750355)                           894,032   16,944,514       0.2%
#   Deutsche Lufthansa AG                               898,327   13,986,813       0.2%
    E.ON SE                                           7,340,371   76,076,858       0.8%
    Fraport AG Frankfurt Airport Services Worldwide     106,349    6,447,163       0.1%
    Hannover Rueck SE                                    39,134    4,473,835       0.0%
    HeidelbergCement AG                                 382,751   34,080,662       0.4%
#   K+S AG                                              148,481    3,706,126       0.0%
    Metro AG                                            427,942   13,652,924       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG       146,876   27,305,075       0.3%
    Osram Licht AG                                        4,587      239,528       0.0%
*   RWE AG                                              817,272   12,244,852       0.1%
*   Talanx AG                                           172,028    5,725,164       0.1%
    Telefonica Deutschland Holding AG                 1,391,339    7,079,073       0.1%
#   Volkswagen AG                                        84,122   13,433,987       0.1%
                                                                ------------       ---
TOTAL GERMANY                                                    689,391,097       7.5%
                                                                ------------       ---
HONG KONG -- (2.2%)
#   Bank of East Asia, Ltd. (The)                       799,198    2,894,346       0.0%
    Cathay Pacific Airways, Ltd.                      4,603,000    7,315,105       0.1%
    CK Hutchison Holdings, Ltd.                       1,848,484   22,102,671       0.2%
    FIH Mobile, Ltd.                                  3,246,000    1,394,001       0.0%
    Great Eagle Holdings, Ltd.                           31,101      125,981       0.0%
    Guoco Group, Ltd.                                     6,000       66,064       0.0%
    Hang Lung Group, Ltd.                             1,826,000    5,612,569       0.1%
    Hang Lung Properties, Ltd.                        4,892,000    9,740,825       0.1%
    Henderson Land Development Co., Ltd.                209,584    1,306,241       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)              780,131      929,660       0.0%
    Hopewell Holdings, Ltd.                             943,669    3,178,479       0.0%
    Kerry Properties, Ltd.                            2,409,000    6,561,685       0.1%
    MTR Corp., Ltd.                                     928,124    4,594,542       0.1%
    New World Development Co., Ltd.                  24,265,125   24,163,052       0.3%
    NWS Holdings, Ltd.                                1,982,496    3,016,389       0.0%
    Orient Overseas International, Ltd.                 402,500    1,529,739       0.0%
    Shangri-La Asia, Ltd.                             4,298,000    5,256,160       0.1%
#   Sino Land Co., Ltd.                               6,536,178   10,261,436       0.1%
    Sun Hung Kai Properties, Ltd.                     3,532,920   44,525,816       0.5%
    Swire Pacific, Ltd. Class A                       2,098,000   22,746,899       0.3%
    Swire Pacific, Ltd. Class B                         965,000    1,879,007       0.0%
    Wharf Holdings, Ltd. (The)                        3,746,990   20,228,569       0.2%
    Wheelock & Co., Ltd.                              3,582,000   16,537,174       0.2%
    Yue Yuen Industrial Holdings, Ltd.                  160,000      583,817       0.0%
                                                                ------------       ---
TOTAL HONG KONG                                                  216,550,227       2.4%
                                                                ------------       ---
IRELAND -- (0.3%)
*   Bank of Ireland                                  33,479,054   10,166,803       0.1%
    CRH P.L.C.                                          313,149    9,113,539       0.1%
    CRH P.L.C. Sponsored ADR                            215,216    6,264,938       0.1%
                                                                ------------       ---
TOTAL IRELAND                                                     25,545,280       0.3%
                                                                ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
ISRAEL -- (0.3%)
    Azrieli Group, Ltd.                          29,237 $  1,171,221       0.0%
    Bank Hapoalim BM                          3,220,797   16,591,362       0.2%
*   Bank Leumi Le-Israel BM                   3,064,622   11,389,086       0.1%
    Elbit Systems, Ltd.                           1,144      114,746       0.0%
    Israel Chemicals, Ltd.                       89,453      445,651       0.0%
    Mizrahi Tefahot Bank, Ltd.                  365,367    4,249,668       0.1%
                                                        ------------       ---
TOTAL ISRAEL                                              33,961,734       0.4%
                                                        ------------       ---
ITALY -- (1.3%)
    Eni SpA                                   3,275,027   53,503,894       0.6%
    Mediobanca SpA                              954,947    7,866,336       0.1%
*   Telecom Italia SpA Sponsored ADR          1,847,002   18,026,740       0.2%
    UniCredit SpA                            10,827,146   41,987,753       0.4%
    Unione di Banche Italiane SpA               303,234    1,288,926       0.0%
                                                        ------------       ---
TOTAL ITALY                                              122,673,649       1.3%
                                                        ------------       ---
JAPAN -- (19.1%)
    Aeon Co., Ltd.                            2,539,900   38,061,415       0.4%
    Aisin Seiki Co., Ltd.                       472,800   18,372,912       0.2%
    Amada Holdings Co., Ltd.                    542,100    5,446,201       0.1%
    Aoyama Trading Co., Ltd.                      7,700      287,091       0.0%
    Asahi Glass Co., Ltd.                     2,942,000   17,229,677       0.2%
    Asahi Kasei Corp.                         4,472,000   30,597,990       0.3%
    Bank of Kyoto, Ltd. (The)                   568,400    3,812,643       0.0%
    Brother Industries, Ltd.                    705,500    7,997,796       0.1%
    Canon Marketing Japan, Inc.                 131,800    2,362,155       0.0%
    Chiba Bank, Ltd. (The)                      873,000    4,408,668       0.1%
    Chugoku Bank, Ltd. (The)                    276,100    2,854,167       0.0%
#   Citizen Holdings Co., Ltd.                  689,600    3,889,755       0.0%
    Coca-Cola East Japan Co., Ltd.              123,400    2,260,799       0.0%
    Coca-Cola West Co., Ltd.                    159,107    4,312,832       0.1%
#   COMSYS Holdings Corp.                        56,400      848,007       0.0%
*   Concordia Financial Group, Ltd.           2,569,400   12,373,689       0.1%
    Dai Nippon Printing Co., Ltd.               927,000    8,693,833       0.1%
    Dai-ichi Life Insurance Co., Ltd. (The)   1,614,800   19,409,398       0.2%
    Daido Steel Co., Ltd.                       205,000      692,662       0.0%
#   Daihatsu Motor Co., Ltd.                    581,500    7,760,148       0.1%
    Denka Co., Ltd.                             992,000    4,175,885       0.1%
    DIC Corp.                                 1,740,000    4,002,534       0.1%
    Ebara Corp.                                 673,000    3,064,241       0.0%
    Fuji Electric Co., Ltd.                     221,000      940,408       0.0%
    Fuji Media Holdings, Inc.                    74,400      842,525       0.0%
    FUJIFILM Holdings Corp.                     694,200   28,495,700       0.3%
    Fujitsu, Ltd.                             3,085,000   10,779,290       0.1%
    Fukuoka Financial Group, Inc.             1,218,000    4,163,722       0.1%
    Furukawa Electric Co., Ltd.                 429,680    1,051,996       0.0%
    Glory, Ltd.                                 185,800    6,085,185       0.1%
    Gunma Bank, Ltd. (The)                      650,397    2,575,126       0.0%
    H2O Retailing Corp.                         198,900    3,263,731       0.0%
    Hachijuni Bank, Ltd. (The)                  620,231    2,711,549       0.0%
    Hankyu Hanshin Holdings, Inc.             1,799,000   11,402,970       0.1%
    Hiroshima Bank, Ltd. (The)                  673,000    2,436,478       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                 PERCENTAGE
                                                          SHARES     VALUE++   OF NET ASSETS**
                                                        ---------- ----------- ---------------
JAPAN -- (Continued)
    Hitachi Capital Corp.                                   58,400 $ 1,247,287       0.0%
    Hitachi Chemical Co., Ltd.                             320,500   5,382,389       0.1%
#   Hitachi Construction Machinery Co., Ltd.               425,500   6,755,595       0.1%
    Hitachi High-Technologies Corp.                        101,600   2,749,056       0.0%
    Hitachi Metals, Ltd.                                   303,200   3,078,739       0.0%
    Hitachi Transport System, Ltd.                         105,000   1,759,650       0.0%
    Hitachi, Ltd.                                       10,760,000  49,304,745       0.5%
    Hokuhoku Financial Group, Inc.                       1,919,000   2,416,099       0.0%
    Honda Motor Co., Ltd.                                3,658,600  98,730,134       1.1%
#   House Foods Group, Inc.                                 65,300   1,252,965       0.0%
    Ibiden Co., Ltd.                                       459,900   5,787,632       0.1%
#   Idemitsu Kosan Co., Ltd.                               154,596   3,302,516       0.0%
#   IHI Corp.                                            1,136,000   2,463,415       0.0%
    Iida Group Holdings Co., Ltd.                          178,700   3,337,417       0.0%
    Inpex Corp.                                          2,118,600  16,842,533       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                       354,700   3,763,982       0.0%
    Isuzu Motors, Ltd.                                     112,300   1,201,641       0.0%
    ITOCHU Corp.                                         3,608,800  45,862,802       0.5%
    Iyo Bank, Ltd. (The)                                   433,600   2,849,233       0.0%
    J Front Retailing Co., Ltd.                            832,300   9,999,199       0.1%
    JFE Holdings, Inc.                                   1,657,100  23,254,644       0.3%
    Joyo Bank, Ltd. (The)                                1,061,000   3,697,701       0.0%
#   JSR Corp.                                              206,200   2,826,625       0.0%
    JTEKT Corp.                                            166,100   2,115,060       0.0%
    JX Holdings, Inc.                                    3,610,433  15,517,298       0.2%
    K's Holdings Corp.                                      71,300   2,396,300       0.0%
    Kamigumi Co., Ltd.                                     411,000   3,684,956       0.0%
    Kaneka Corp.                                         1,045,542   8,750,893       0.1%
    Kawasaki Heavy Industries, Ltd.                        741,000   2,078,245       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                          3,196,000   6,814,568       0.1%
    Kinden Corp.                                           207,000   2,431,255       0.0%
    Kobe Steel, Ltd.                                     9,880,000   9,486,968       0.1%
    Komatsu, Ltd.                                        1,596,200  27,414,596       0.3%
    Konica Minolta, Inc.                                 1,910,700  16,492,335       0.2%
    Kuraray Co., Ltd.                                    1,181,800  14,982,904       0.2%
    Kurita Water Industries, Ltd.                            7,500     180,345       0.0%
#   Kyocera Corp.                                          192,900   9,571,727       0.1%
    Kyocera Corp. Sponsored ADR                             25,197   1,229,614       0.0%
    Kyushu Financial Group, Inc.                           517,149   2,714,454       0.0%
    LIXIL Group Corp.                                      445,400   9,325,867       0.1%
    Marubeni Corp.                                       4,458,300  23,665,788       0.3%
    Mazda Motor Corp.                                    1,891,700  28,822,488       0.3%
    Medipal Holdings Corp.                                 149,600   2,366,853       0.0%
    Mitsubishi Chemical Holdings Corp.                   6,451,800  33,668,965       0.4%
    Mitsubishi Corp.                                       907,600  15,255,488       0.2%
    Mitsubishi Gas Chemical Co., Inc.                      743,000   4,074,472       0.1%
    Mitsubishi Heavy Industries, Ltd.                    6,110,000  21,718,668       0.2%
#   Mitsubishi Logistics Corp.                              31,000     423,803       0.0%
    Mitsubishi Materials Corp.                           5,182,000  16,436,171       0.2%
    Mitsubishi UFJ Financial Group, Inc.                21,459,506  99,031,588       1.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR   4,781,372  21,994,311       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.               653,400   2,847,612       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                    PERCENTAGE
                                             SHARES     VALUE++   OF NET ASSETS**
                                           ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                        922,500 $11,268,559       0.1%
    Mitsui & Co., Ltd. Sponsored ADR           11,723   2,828,701       0.0%
    Mitsui Chemicals, Inc.                  3,169,800  10,512,760       0.1%
#   Mitsui OSK Lines, Ltd.                  2,191,000   4,655,970       0.1%
    Mizuho Financial Group, Inc.           53,298,800  79,890,176       0.9%
    Mizuho Financial Group, Inc. ADR          205,757     609,041       0.0%
    MS&AD Insurance Group Holdings, Inc.      434,953  11,487,751       0.1%
    NEC Corp.                              10,595,101  25,786,075       0.3%
    NH Foods, Ltd.                            179,536   4,001,748       0.1%
    NHK Spring Co., Ltd.                      455,600   4,010,147       0.1%
#   Nikon Corp.                               597,000   8,702,708       0.1%
#   Nippo Corp.                               148,000   2,453,928       0.0%
    Nippon Electric Glass Co., Ltd.           633,000   3,351,372       0.0%
    Nippon Express Co., Ltd.                3,185,238  14,535,577       0.2%
#   Nippon Paper Industries Co., Ltd.         334,100   6,419,948       0.1%
    Nippon Shokubai Co., Ltd.                  61,300   3,175,086       0.0%
    Nippon Steel & Sumitomo Metal Corp.     2,021,593  42,064,816       0.5%
    Nippon Yusen K.K.                       7,713,000  15,109,941       0.2%
    Nissan Motor Co., Ltd.                  6,015,000  53,377,246       0.6%
    Nisshinbo Holdings, Inc.                  305,000   3,320,989       0.0%
    NOK Corp.                                 289,420   4,796,768       0.1%
    Nomura Holdings, Inc.                   5,628,500  23,914,152       0.3%
    Nomura Real Estate Holdings, Inc.         145,100   2,651,742       0.0%
    NTN Corp.                                 941,000   2,915,868       0.0%
    Obayashi Corp.                            279,682   2,740,976       0.0%
    Oji Holdings Corp.                      3,534,000  14,512,508       0.2%
    Otsuka Holdings Co., Ltd.                 205,800   8,023,011       0.1%
#   Resona Holdings, Inc.                   6,939,500  24,532,960       0.3%
    Ricoh Co., Ltd.                         3,215,400  32,767,881       0.4%
    Rohm Co., Ltd.                            104,600   4,526,639       0.1%
    Sankyo Co., Ltd.                           82,500   3,123,543       0.0%
    SBI Holdings, Inc.                        363,400   3,762,540       0.0%
    Sega Sammy Holdings, Inc.                 198,600   2,162,428       0.0%
    Seino Holdings Co., Ltd.                  264,400   2,687,205       0.0%
    Sekisui Chemical Co., Ltd.                105,000   1,312,297       0.0%
    Sekisui House, Ltd.                     1,442,200  25,041,397       0.3%
    Shinsei Bank, Ltd.                      2,649,000   3,712,776       0.0%
    Shizuoka Bank, Ltd. (The)                 864,000   6,403,711       0.1%
    Showa Shell Sekiyu K.K.                   231,300   2,413,779       0.0%
    SKY Perfect JSAT Holdings, Inc.           524,100   2,789,954       0.0%
    Sojitz Corp.                            1,985,300   3,967,088       0.0%
    Sompo Japan Nipponkoa Holdings, Inc.      260,500   6,839,691       0.1%
    Sony Corp.                                 57,600   1,395,164       0.0%
    Sony Corp. Sponsored ADR                  660,298  15,913,182       0.2%
    Sumitomo Chemical Co., Ltd.             6,896,000  31,168,687       0.3%
#   Sumitomo Corp.                            743,000   7,855,188       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.       128,500   1,654,150       0.0%
    Sumitomo Electric Industries, Ltd.      2,829,000  34,031,836       0.4%
    Sumitomo Forestry Co., Ltd.               493,000   5,691,825       0.1%
    Sumitomo Heavy Industries, Ltd.         1,822,000   7,657,098       0.1%
    Sumitomo Metal Mining Co., Ltd.         1,243,000  14,024,114       0.2%
    Sumitomo Mitsui Financial Group, Inc.   2,794,500  84,091,227       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Sumitomo Mitsui Trust Holdings, Inc.      4,977,629 $   15,300,637       0.2%
    Sumitomo Rubber Industries, Ltd.            503,000      7,657,445       0.1%
    Suzuken Co., Ltd.                           122,000      4,180,710       0.1%
    T&D Holdings, Inc.                        2,073,500     19,848,505       0.2%
    Taiheiyo Cement Corp.                       569,000      1,505,582       0.0%
    Takashimaya Co., Ltd.                       753,634      5,502,144       0.1%
    TDK Corp.                                   492,800     28,835,613       0.3%
    Teijin, Ltd.                              3,858,450     13,814,171       0.2%
    THK Co., Ltd.                               131,300      2,607,998       0.0%
    Tokai Rika Co., Ltd.                        165,500      3,064,342       0.0%
    Tokio Marine Holdings, Inc.                  91,900      3,007,195       0.0%
    Tokyo Broadcasting System Holdings, Inc.     20,600        283,336       0.0%
    Tokyo Tatemono Co., Ltd.                     28,600        377,621       0.0%
    Toppan Printing Co., Ltd.                   870,000      7,438,828       0.1%
    Tosoh Corp.                               1,636,000      7,477,779       0.1%
    Toyo Seikan Group Holdings, Ltd.            269,149      5,306,206       0.1%
    Toyoda Gosei Co., Ltd.                      203,600      3,754,147       0.0%
    Toyota Industries Corp.                      54,300      2,355,965       0.0%
    Toyota Motor Corp.                           81,400      4,126,142       0.1%
    Toyota Tsusho Corp.                         923,500     20,902,832       0.2%
    Ube Industries, Ltd.                      3,078,000      5,846,009       0.1%
    Ushio, Inc.                                  36,800        500,513       0.0%
    Wacoal Holdings Corp.                       172,000      2,073,858       0.0%
#   Yamada Denki Co., Ltd.                    1,254,400      6,314,979       0.1%
    Yamaguchi Financial Group, Inc.             358,148      3,328,915       0.0%
    Yokohama Rubber Co., Ltd. (The)             266,800      4,472,800       0.1%
                                                        --------------      ----
TOTAL JAPAN                                              1,857,550,965      20.2%
                                                        --------------      ----
NETHERLANDS -- (3.0%)
    Aegon NV                                  2,643,678     15,199,387       0.2%
    Akzo Nobel NV                                32,447      2,305,249       0.0%
    ArcelorMittal(B03XPL1)                    4,999,724     28,224,060       0.3%
    ArcelorMittal(B295F26)                    1,085,424      6,110,937       0.1%
    Boskalis Westminster                        192,237      8,016,865       0.1%
    ING Groep NV                              6,261,830     76,728,813       0.8%
    ING Groep NV Sponsored ADR                1,202,410     14,753,571       0.1%
    Koninklijke DSM NV                          700,750     43,009,619       0.5%
#   Koninklijke KPN NV                        3,251,631     12,777,781       0.1%
    Koninklijke Philips NV(500472303)           564,606     15,532,311       0.2%
    Koninklijke Philips NV(5986622)           2,397,124     65,869,543       0.7%
    NN Group NV                                 233,293      8,098,190       0.1%
*   TNT Express NV                               72,118        654,671       0.0%
                                                        --------------      ----
TOTAL NETHERLANDS                                          297,280,997       3.2%
                                                        --------------      ----
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.        645,779      2,770,210       0.0%
    Fletcher Building, Ltd.                     824,808      4,794,755       0.1%
    Fonterra Co-operative Group, Ltd.            83,617        338,998       0.0%
                                                        --------------      ----
TOTAL NEW ZEALAND                                            7,903,963       0.1%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                         ---------- ------------ ---------------
NORWAY -- (0.8%)
    DNB ASA                               1,278,210 $ 16,356,510       0.2%
    Norsk Hydro ASA                       3,177,505   13,825,272       0.2%
    Norsk Hydro ASA Sponsored ADR            59,900      256,372       0.0%
*   Seadrill, Ltd.                          764,010    3,651,968       0.0%
    Statoil ASA                           1,375,001   24,201,796       0.3%
    Statoil ASA Sponsored ADR               592,648   10,424,678       0.1%
*   Storebrand ASA                          777,915    3,294,654       0.0%
*   Subsea 7 SA                             333,249    3,057,629       0.0%
    Yara International ASA                   22,709      908,314       0.0%
                                                    ------------       ---
TOTAL NORWAY                                          75,977,193       0.8%
                                                    ------------       ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA               2,631,973           --       0.0%
    EDP Renovaveis SA                       541,158    4,218,526       0.0%
                                                    ------------       ---
TOTAL PORTUGAL                                         4,218,526       0.0%
                                                    ------------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                      4,480,600   10,320,729       0.1%
    City Developments, Ltd.               1,110,600    6,869,469       0.1%
    DBS Group Holdings, Ltd.                343,487    3,885,207       0.0%
    Frasers Centrepoint, Ltd.               453,300      562,150       0.0%
    Golden Agri-Resources, Ltd.          12,926,000    3,834,519       0.0%
    Hutchison Port Holdings Trust        16,251,500    7,214,545       0.1%
    Keppel Corp., Ltd.                    3,274,700   13,086,450       0.2%
    Olam International, Ltd.                530,200      649,444       0.0%
    Oversea-Chinese Banking Corp., Ltd.     199,985    1,299,121       0.0%
    SembCorp Industries, Ltd.             1,345,900    2,876,874       0.0%
    Singapore Airlines, Ltd.              2,389,100   20,394,511       0.2%
    United Industrial Corp., Ltd.         1,994,413    4,294,404       0.1%
    UOL Group, Ltd.                       1,065,964    4,854,108       0.1%
    Wilmar International, Ltd.            3,687,700   10,130,019       0.1%
                                                    ------------       ---
TOTAL SINGAPORE                                       90,271,550       1.0%
                                                    ------------       ---
SPAIN -- (2.9%)
    Acciona SA                               34,431    2,763,139       0.0%
    Banco de Sabadell SA(B1X8QN2)         9,301,520   17,822,513       0.2%
    Banco de Sabadell SA(BYXHFS8)           270,326      516,617       0.0%
    Banco Popular Espanol SA              3,700,233   10,089,338       0.1%
    Banco Santander SA                   30,476,654  154,770,173       1.7%
    Banco Santander SA Sponsored ADR        784,463    3,945,849       0.0%
    CaixaBank SA                          1,381,781    4,171,190       0.1%
    Iberdrola SA                          7,788,549   55,444,651       0.6%
    Mapfre SA                             1,275,685    3,245,183       0.0%
    Repsol SA                             2,006,322   26,436,215       0.3%
                                                    ------------       ---
TOTAL SPAIN                                          279,204,868       3.0%
                                                    ------------       ---
SWEDEN -- (2.7%)
    Boliden AB                            1,273,315   22,270,709       0.2%
    Holmen AB Class A                         2,983      101,555       0.0%
    ICA Gruppen AB                            2,667       87,688       0.0%
    Meda AB Class A                         288,268    5,327,198       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                   --------- ------------ ---------------
SWEDEN -- (Continued)
    Millicom International Cellular SA                12,952 $    749,914       0.0%
    Nordea Bank AB                                 2,798,224   27,199,131       0.3%
    Skandinaviska Enskilda Banken AB Class A       3,806,534   36,392,900       0.4%
    Skandinaviska Enskilda Banken AB Class C          25,796      257,763       0.0%
    Svenska Cellulosa AB SCA Class A                  66,008    2,089,053       0.0%
    Svenska Cellulosa AB SCA Class B               2,105,645   66,436,504       0.7%
    Svenska Handelsbanken AB Class A                 794,823   10,603,055       0.1%
    Svenska Handelsbanken AB Class B                   3,434       47,719       0.0%
    Swedbank AB Class A                              333,310    7,195,765       0.1%
    Tele2 AB Class B                                 840,482    8,030,569       0.1%
    Telefonaktiebolaget LM Ericsson Class A           28,098      231,837       0.0%
    Telefonaktiebolaget LM Ericsson Class B        4,879,427   39,535,104       0.4%
    Telefonaktiebolaget LM Ericsson Sponsored ADR    834,580    6,751,752       0.1%
    Telia Co AB                                    5,789,696   27,689,594       0.3%
                                                             ------------       ---
TOTAL SWEDEN                                                  260,997,810       2.8%
                                                             ------------       ---
SWITZERLAND -- (8.0%)
    ABB, Ltd.                                      4,800,878  101,635,858       1.1%
    ABB, Ltd. Sponsored ADR                          271,992    5,741,751       0.1%
    Adecco SA                                        640,328   41,335,373       0.4%
    Baloise Holding AG                               200,163   24,811,491       0.3%
    Banque Cantonale Vaudoise                            468      323,137       0.0%
    Cie Financiere Richemont SA                    1,271,917   84,811,693       0.9%
    Clariant AG                                      951,816   18,033,650       0.2%
    Credit Suisse Group AG                           864,216   13,152,035       0.1%
    Credit Suisse Group AG Sponsored ADR             996,834   15,161,845       0.2%
*   Dufry AG                                           8,748    1,153,143       0.0%
    Julius Baer Group, Ltd.                          126,441    5,418,726       0.1%
    LafargeHolcim, Ltd.(7110753)                     885,461   44,959,700       0.5%
*   LafargeHolcim, Ltd.(BZ3DNX4)                     483,224   24,354,264       0.3%
    Lonza Group AG                                    35,611    5,939,496       0.1%
    Novartis AG                                    1,144,421   87,092,965       0.9%
    Novartis AG Sponsored ADR                          6,178      469,343       0.0%
    Swatch Group AG (The)(7184736)                   148,927    9,964,123       0.1%
#   Swatch Group AG (The)(7184725)                   121,282   41,379,165       0.4%
    Swiss Life Holding AG                             62,475   15,800,967       0.2%
    Swiss Re AG                                    1,037,390   92,201,704       1.0%
    UBS Group AG(BRJL176)                          3,448,485   59,781,035       0.7%
*   UBS Group AG(H42097107)                          500,015    8,635,259       0.1%
    Zurich Insurance Group AG                        343,651   77,109,860       0.8%
                                                             ------------       ---
TOTAL SWITZERLAND                                             779,266,583       8.5%
                                                             ------------       ---
UNITED KINGDOM -- (17.3%)
    Anglo American P.L.C.                          3,284,169   36,734,311       0.4%
    Antofagasta P.L.C.                                63,613      450,524       0.0%
    Aviva P.L.C.                                   1,268,709    8,037,896       0.1%
    Barclays P.L.C.                                3,516,286    8,828,550       0.1%
    Barclays P.L.C. Sponsored ADR                  5,022,571   50,476,839       0.6%
    Barratt Developments P.L.C.                    1,006,942    7,841,457       0.1%
    BHP Billiton P.L.C.                              767,576   10,488,541       0.1%
    BHP Billiton P.L.C. ADR                          268,993    7,416,137       0.1%
    BP P.L.C.                                      2,461,861   13,563,329       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                         ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
      BP P.L.C. Sponsored ADR                            10,320,587 $  346,565,316        3.8%
      Carnival P.L.C.                                       204,531     10,201,772        0.1%
      Carnival P.L.C. ADR                                    64,057      3,238,081        0.0%
*     CYBG P.L.C.                                            79,451        259,765        0.0%
      Glencore P.L.C.                                    22,997,045     54,961,059        0.6%
      HSBC Holdings P.L.C.                               22,027,686    145,974,714        1.6%
      HSBC Holdings P.L.C. Sponsored ADR                  2,977,884     99,252,873        1.1%
      Investec P.L.C.                                       243,094      1,861,617        0.0%
#     J Sainsbury P.L.C.                                  6,300,339     26,655,551        0.3%
      Kingfisher P.L.C.                                   6,635,761     35,353,506        0.4%
      Lloyds Banking Group P.L.C. ADR                       742,377      2,962,084        0.0%
      Old Mutual P.L.C.                                   5,037,958     13,696,987        0.2%
      Pearson P.L.C. Sponsored ADR                        1,176,118     13,807,625        0.2%
*     Royal Bank of Scotland Group P.L.C.                 4,034,018     13,571,835        0.2%
*     Royal Bank of Scotland Group P.L.C. Sponsored ADR     409,166      2,770,054        0.0%
      Royal Dutch Shell P.L.C. Class A                    2,118,295     55,484,923        0.6%
      Royal Dutch Shell P.L.C. Class B                      255,146      6,698,825        0.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A     2,631,838    139,197,892        1.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B     3,699,017    197,342,557        2.1%
      Royal Mail P.L.C.                                     414,453      2,951,966        0.0%
      Standard Chartered P.L.C.                           3,430,355     27,726,213        0.3%
      Vodafone Group P.L.C.                              58,351,986    188,000,632        2.0%
      Vodafone Group P.L.C. Sponsored ADR                 4,011,201    131,326,730        1.4%
#     WM Morrison Supermarkets P.L.C.                     6,735,041     18,845,247        0.2%
                                                                    --------------      -----
TOTAL UNITED KINGDOM                                                 1,682,545,408       18.3%
                                                                    --------------      -----
TOTAL COMMON STOCKS                                                  8,995,719,755       97.8%
                                                                    --------------      -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Bayerische Motoren Werke AG                            44,086      3,510,096        0.0%
      Porsche Automobil Holding SE                          242,713     13,558,738        0.2%
      Volkswagen AG                                         396,506     57,518,392        0.6%
                                                                    --------------      -----
TOTAL GERMANY                                                           74,587,226        0.8%
                                                                    --------------      -----
TOTAL PREFERRED STOCKS                                                  74,587,226        0.8%
                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                          9,070,306,981
                                                                    --------------

                                                                       VALUE+
                                                                    --------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund                     58,516,332    677,033,964        7.4%
                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $9,969,346,327)                 $9,747,340,945      106.0%
                                                                    ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia                   $   48,124,863 $  551,245,920   --    $  599,370,783
   Austria                                 --      8,597,516   --         8,597,516
   Belgium                          5,539,688    130,354,766   --       135,894,454
   Canada                         779,096,158         91,927   --       779,188,085
   Denmark                                 --    158,680,247   --       158,680,247
   Finland                          2,128,174     57,721,575   --        59,849,749
   France                             350,061    830,449,010   --       830,799,071
   Germany                         62,545,620    626,845,477   --       689,391,097
   Hong Kong                               --    216,550,227   --       216,550,227
   Ireland                          6,264,938     19,280,342   --        25,545,280
   Israel                                  --     33,961,734   --        33,961,734
   Italy                           18,026,740    104,646,909   --       122,673,649
   Japan                           54,948,538  1,802,602,427   --     1,857,550,965
   Netherlands                     36,396,819    260,884,178   --       297,280,997
   New Zealand                             --      7,903,963   --         7,903,963
   Norway                          14,333,018     61,644,175   --        75,977,193
   Portugal                                --      4,218,526   --         4,218,526
   Singapore                               --     90,271,550   --        90,271,550
   Spain                            4,462,466    274,742,402   --       279,204,868
   Sweden                           6,751,752    254,246,058   --       260,997,810
   Switzerland                     30,008,198    749,258,385   --       779,266,583
   United Kingdom                 994,615,953    687,929,455   --     1,682,545,408
Preferred Stocks
   Germany                                 --     74,587,226   --        74,587,226
Securities Lending Collateral              --    677,033,964   --       677,033,964
Futures Contracts**                 1,200,017             --   --         1,200,017
Forward Currency Contracts**               --          2,196   --             2,196
                               -------------- --------------   --    --------------
TOTAL                          $2,064,793,003 $7,683,750,155   --    $9,748,543,158
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
COMMON STOCKS -- (93.1%)
BRAZIL -- (5.2%)
    AMBEV SA                                                  855,320 $ 4,822,172       0.1%
    AMBEV SA ADR                                            5,984,451  33,453,081       0.7%
    Banco Bradesco SA                                         932,732   7,618,068       0.2%
    Banco do Brasil SA                                        943,306   6,064,257       0.1%
    Banco Santander Brasil SA                                 479,757   2,589,021       0.1%
    BB Seguridade Participacoes SA                          1,087,473   9,485,844       0.2%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083   9,011,891       0.2%
    Braskem SA Sponsored ADR                                  165,709   2,361,353       0.1%
    BRF SA                                                    577,166   8,256,616       0.2%
    BRF SA ADR                                                539,479   7,671,391       0.2%
    BTG Pactual Group                                          26,800     153,121       0.0%
    CCR SA                                                  1,910,468   8,987,824       0.2%
*   Centrais Eletricas Brasileiras SA                         368,500     834,663       0.0%
    Centrais Eletricas Brasileiras SA ADR                      86,923     323,354       0.0%
*   Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     221,442       0.0%
    CETIP SA--Mercados Organizados                            492,000   6,039,759       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo           424,900   3,261,572       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,365,023       0.0%
    Cia Energetica de Minas Gerais                             96,887     199,732       0.0%
    Cia Siderurgica Nacional SA Sponsored ADR                 241,268     911,993       0.0%
    Cielo SA                                                1,506,864  14,677,606       0.3%
    Cosan Logistica SA(BR17H74)                               177,069      42,217       0.0%
*   Cosan Logistica SA(BYYP8M6)                               476,979     110,949       0.0%
    Cosan SA Industria e Comercio                             243,308   2,252,505       0.1%
*   CPFL Energia SA                                           215,566   1,244,162       0.0%
*   CPFL Energia SA ADR                                        65,545     759,011       0.0%
    Embraer SA ADR                                            287,837   6,649,035       0.1%
    Equatorial Energia SA                                      26,800     331,489       0.0%
    Fibria Celulose SA Sponsored ADR                          488,398   4,327,206       0.1%
    Gerdau SA                                                 186,232     306,483       0.0%
    Gerdau SA Sponsored ADR                                   577,984   1,288,904       0.0%
    Hypermarcas SA                                            561,762   4,955,691       0.1%
    Itau Unibanco Holding SA                                  388,933   3,230,883       0.1%
    JBS SA                                                  2,515,848   6,612,856       0.1%
    Klabin SA                                                 996,400   5,049,721       0.1%
    Kroton Educacional SA                                   2,467,259   9,182,501       0.2%
    Lojas Americanas SA                                       297,764     958,421       0.0%
    Lojas Renner SA                                         1,404,820   8,483,859       0.2%
    M Dias Branco SA                                           40,100     930,430       0.0%
    Multiplan Empreendimentos Imobiliarios SA                  85,700   1,468,929       0.0%
    Natura Cosmeticos SA                                      262,650   1,947,394       0.0%
*   Petroleo Brasileiro SA                                  2,305,200   8,894,382       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                    1,005,405   7,751,672       0.2%
    Porto Seguro SA                                           283,513   2,283,437       0.1%
    Raia Drogasil SA                                          388,800   6,222,157       0.1%
    Tim Participacoes SA                                    1,162,813   2,583,090       0.1%
    Tim Participacoes SA ADR                                   63,679     706,200       0.0%
    Tractebel Energia SA                                      250,101   2,774,254       0.1%
    Ultrapar Participacoes SA                                 394,184   8,300,300       0.2%
    Ultrapar Participacoes SA Sponsored ADR                   254,308   5,335,382       0.1%
    Vale SA                                                   398,300   2,280,301       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                               SHARES      VALUE++    OF NET ASSETS**
                                                             ----------- ------------ ---------------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR                                      1,209,916 $  6,860,224       0.2%
    WEG SA                                                       736,650    3,251,391       0.1%
                                                                         ------------       ---
TOTAL BRAZIL                                                              245,685,219       5.4%
                                                                         ------------       ---
CHILE -- (1.5%)
    AES Gener SA                                               4,178,916    2,123,775       0.1%
    Aguas Andinas SA Class A                                   4,491,454    2,607,660       0.1%
    Banco de Chile                                             1,377,643      150,465       0.0%
    Banco de Chile ADR                                            52,624    3,465,817       0.1%
    Banco de Credito e Inversiones                                74,661    3,215,421       0.1%
    Banco Santander Chile ADR                                    258,123    5,007,586       0.1%
    Cencosud SA                                                2,142,959    5,774,088       0.1%
    Cencosud SA ADR                                                1,648       13,547       0.0%
    Cia Cervecerias Unidas SA                                     92,470    1,038,313       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                       61,058    1,368,920       0.0%
    Colbun SA                                                 11,492,940    3,125,448       0.1%
    Embotelladora Andina SA Class A ADR                           22,244      420,634       0.0%
    Embotelladora Andina SA Class B ADR                           21,587      441,454       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR            148,697    4,141,212       0.1%
    Empresa Nacional de Telecomunicaciones SA                    107,920      947,021       0.0%
    Empresas CMPC SA                                           2,386,070    5,393,060       0.1%
    Empresas COPEC SA                                            441,781    4,413,627       0.1%
    Endesa Americas SA ADR                                       148,697    2,101,089       0.0%
    Enersis Americas SA Sponsored ADR                            610,581    5,226,573       0.1%
    Enersis Chile SA ADR                                         610,581    3,889,401       0.1%
    Inversiones Aguas Metropolitanas SA                          343,821      556,311       0.0%
    Itau CorpBanca(45033E105)                                     30,902      419,031       0.0%
    Itau CorpBanca(BYT25P4)                                  302,429,974    2,755,172       0.1%
*   Latam Airlines Group SA                                        8,686       61,943       0.0%
*   Latam Airlines Group SA Sponsored ADR                        597,796    4,292,175       0.1%
    SACI Falabella                                               707,908    5,363,906       0.1%
    Sigdo Koppers SA                                             120,434      169,644       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    3,206,487       0.1%
                                                                         ------------       ---
TOTAL CHILE                                                                71,689,780       1.6%
                                                                         ------------       ---
CHINA -- (13.6%)
    AAC Technologies Holdings, Inc.                              634,000    4,388,337       0.1%
    Agricultural Bank of China, Ltd. Class H                  18,363,000    6,627,445       0.2%
    Air China, Ltd. Class H                                    1,832,000    1,386,978       0.0%
#*  Alibaba Health Information Technology, Ltd.                1,098,000      737,957       0.0%
#*  Alibaba Pictures Group, Ltd.                               7,240,000    1,691,398       0.0%
*   Aluminum Corp. of China, Ltd. ADR                            107,180      904,599       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                        650,000      217,328       0.0%
#   Angang Steel Co., Ltd. Class H                             1,234,000      580,424       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                         985,500    2,596,859       0.1%
    Anta Sports Products, Ltd.                                   809,000    2,060,708       0.1%
    AviChina Industry & Technology Co., Ltd. Class H           2,186,000    1,523,723       0.0%
    BAIC Motor Corp., Ltd. Class H                                65,500       54,745       0.0%
    Bank of China, Ltd. Class H                               63,274,181   25,619,359       0.6%
    Bank of Communications Co., Ltd. Class H                   6,226,515    3,924,369       0.1%
    BBMG Corp. Class H                                         1,016,000      741,218       0.0%
    Beijing Capital International Airport Co., Ltd. Class H    1,372,000    1,477,312       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                     SHARES     VALUE++   OF NET ASSETS**
                                                                   ---------- ----------- ---------------
CHINA -- (Continued)
    Beijing Enterprises Holdings, Ltd.                                437,972 $ 2,292,625       0.1%
#   Beijing Enterprises Water Group, Ltd.                           2,788,000   1,662,862       0.0%
    Belle International Holdings, Ltd.                              7,315,000   4,461,097       0.1%
    Brilliance China Automotive Holdings, Ltd.                      1,976,000   1,951,553       0.0%
#*  Byd Co., Ltd. Class H                                             358,886   2,098,800       0.1%
    CGN Power Co., Ltd. Class H                                     3,781,000   1,211,353       0.0%
    China Cinda Asset Management Co., Ltd. Class H                  5,921,000   1,938,916       0.0%
*   China CITIC Bank Corp., Ltd. Class H                            4,384,928   2,755,648       0.1%
#   China Coal Energy Co., Ltd. Class H                             3,038,777   1,442,695       0.0%
    China Communications Construction Co., Ltd. Class H             3,529,000   4,235,982       0.1%
    China Conch Venture Holdings, Ltd.                                283,500     575,074       0.0%
    China Construction Bank Corp. Class H                          69,620,590  44,217,920       1.0%
#*  China COSCO Holdings Co., Ltd. Class H                          1,197,000     465,831       0.0%
*   China Eastern Airlines Corp., Ltd. ADR                              2,200      58,080       0.0%
#*  China Eastern Airlines Corp., Ltd. Class H                      1,734,000     947,984       0.0%
    China Everbright Bank Co., Ltd. Class H                         4,802,000   2,165,125       0.1%
    China Everbright International, Ltd.                            2,508,000   2,817,438       0.1%
    China Everbright, Ltd.                                            474,000     933,273       0.0%
    China Galaxy Securities Co., Ltd. Class H                       2,798,000   2,454,098       0.1%
#   China Gas Holdings, Ltd.                                        1,362,000   1,969,870       0.1%
#   China Hongqiao Group, Ltd.                                      2,120,000   1,551,669       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                          2,347,000     873,153       0.0%
    China International Marine Containers Group Co., Ltd. Class H     420,200     657,899       0.0%
    China Life Insurance Co., Ltd. ADR                                849,036   9,772,404       0.2%
    China Longyuan Power Group Corp., Ltd. Class H                  3,194,000   2,201,563       0.1%
    China Machinery Engineering Corp. Class H                         180,000     122,060       0.0%
    China Mengniu Dairy Co., Ltd.                                   1,984,000   3,355,184       0.1%
    China Merchants Bank Co., Ltd. Class H                          3,120,554   6,843,978       0.2%
    China Merchants Holdings International Co., Ltd.                1,141,348   3,392,802       0.1%
    China Minsheng Banking Corp., Ltd. Class H                      4,658,500   4,369,714       0.1%
    China Mobile, Ltd.                                                164,000   1,882,845       0.0%
    China Mobile, Ltd. Sponsored ADR                                  918,178  52,813,599       1.2%
    China Molybdenum Co., Ltd. Class H                              1,392,966     233,451       0.0%
#   China Oilfield Services, Ltd. Class H                           1,632,000   1,419,959       0.0%
    China Overseas Land & Investment, Ltd.                          3,626,000  11,509,888       0.3%
#*  China Overseas Property Holdings, Ltd.                          1,459,999     204,010       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                 1,547,400   5,425,870       0.1%
    China Petroleum & Chemical Corp. ADR                              132,615   9,385,142       0.2%
    China Petroleum & Chemical Corp. Class H                        5,394,800   3,808,506       0.1%
    China Power International Development, Ltd.                     3,319,000   1,416,612       0.0%
    China Railway Construction Corp., Ltd. Class H                  1,572,000   2,000,485       0.1%
    China Railway Group, Ltd. Class H                               3,186,000   2,521,811       0.1%
    China Resources Beer Holdings Company, Ltd.                       868,710   1,904,441       0.0%
    China Resources Gas Group, Ltd.                                   690,000   1,952,590       0.0%
    China Resources Land, Ltd.                                      3,234,666   7,938,272       0.2%
    China Resources Power Holdings Co., Ltd.                        1,954,517   3,296,900       0.1%
    China Shenhua Energy Co., Ltd. Class H                          1,817,000   3,064,198       0.1%
#*  China Shipping Container Lines Co., Ltd. Class H                2,324,000     533,511       0.0%
#   China Shipping Development Co., Ltd. Class H                    1,056,000     751,180       0.0%
    China Southern Airlines Co., Ltd. Class H                       2,638,000   1,654,138       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                    14,306     441,340       0.0%
    China State Construction International Holdings, Ltd.             976,000   1,517,811       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
*   China Taiping Insurance Holdings Co., Ltd.                       1,501,906 $ 3,056,652       0.1%
    China Telecom Corp., Ltd. ADR                                       56,720   2,815,581       0.1%
    China Telecom Corp., Ltd. Class H                                4,088,000   2,029,073       0.1%
    China Unicom Hong Kong, Ltd.                                     8,124,000   9,507,420       0.2%
    China Unicom Hong Kong, Ltd. ADR                                   589,865   6,901,420       0.2%
    China Vanke Co., Ltd. Class H                                    1,624,300   4,066,804       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                3,597,000   1,895,133       0.0%
    CITIC Securities Co., Ltd. Class H                               2,805,000   6,164,772       0.1%
    CITIC, Ltd.                                                      5,705,000   8,319,570       0.2%
    CNOOC, Ltd.                                                      5,051,000   6,239,603       0.1%
    CNOOC, Ltd. Sponsored ADR                                          127,716  15,763,986       0.4%
    Cosco Pacific, Ltd.                                              1,779,804   1,892,692       0.0%
    Country Garden Holdings Co., Ltd.                                8,308,686   3,267,695       0.1%
    CRRC Corp, Ltd. Class H                                          1,865,000   1,814,784       0.0%
    CSPC Pharmaceutical Group, Ltd.                                  2,312,000   2,045,929       0.1%
#*  CSSC Offshore and Marine Engineering Group Co., Ltd. Class H        96,000     148,146       0.0%
#   Dalian Port PDA Co., Ltd. Class H                                  504,000     218,818       0.0%
    Datang International Power Generation Co., Ltd. Class H          2,866,000     814,209       0.0%
#   Dongfang Electric Corp., Ltd. Class H                              297,600     230,991       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                           3,044,000   3,326,448       0.1%
    ENN Energy Holdings, Ltd.                                          776,000   3,785,047       0.1%
#   Evergrande Real Estate Group, Ltd.                              10,542,000   7,816,909       0.2%
    Far East Horizon, Ltd.                                              87,000      68,947       0.0%
    Fosun International, Ltd.                                        1,706,222   2,357,516       0.1%
*   Fullshare Holdings, Ltd.                                         1,715,000     546,899       0.0%
#   GCL-Poly Energy Holdings, Ltd.                                   5,289,814     788,306       0.0%
    Geely Automobile Holdings, Ltd.                                  4,345,000   2,159,863       0.1%
    Great Wall Motor Co., Ltd. Class H                               3,076,500   2,314,416       0.1%
    Guangdong Investment, Ltd.                                       2,834,000   4,001,781       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                           27,717     706,784       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                       974,259   1,134,664       0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H      98,000     207,349       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                       1,787,600   2,497,431       0.1%
    Haier Electronics Group Co., Ltd.                                1,155,000   1,939,856       0.0%
    Haitong Securities Co., Ltd. Class H                             2,064,000   3,411,004       0.1%
*   Hanergy Thin Film Power Group, Ltd.                              5,416,000     150,340       0.0%
    Hengan International Group Co., Ltd.                               647,000   5,796,997       0.1%
    Huadian Power International Corp., Ltd. Class H                  1,628,000     836,878       0.0%
    Huaneng Power International, Inc. Class H                        1,516,000   1,083,241       0.0%
    Huaneng Power International, Inc. Sponsored ADR                     34,452     978,092       0.0%
*   Huatai Securities Co., Ltd. Class H                                239,000     504,756       0.0%
#   Huishang Bank Corp., Ltd. Class H                                1,038,000     500,842       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H             71,229,185  38,136,168       0.8%
#   Jiangsu Expressway Co., Ltd. Class H                             1,244,000   1,641,235       0.0%
    Jiangxi Copper Co., Ltd. Class H                                 1,276,000   1,559,525       0.0%
#   Kunlun Energy Co., Ltd.                                          6,128,000   5,319,705       0.1%
    Lenovo Group, Ltd.                                               7,261,278   5,716,403       0.1%
    Longfor Properties Co., Ltd.                                     1,973,500   2,778,794       0.1%
#*  Maanshan Iron & Steel Co., Ltd. Class H                          1,406,000     323,100       0.0%
    Metallurgical Corp. of China, Ltd. Class H                       1,583,000     475,652       0.0%
    New China Life Insurance Co., Ltd. Class H                         439,800   1,436,519       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H        8,480,000   3,399,499       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                        SHARES     VALUE++    OF NET ASSETS**
                                                                      ---------- ------------ ---------------
CHINA -- (Continued)
    PetroChina Co., Ltd. ADR                                             125,562 $  9,173,560       0.2%
    PetroChina Co., Ltd. Class H                                       2,090,000    1,529,106       0.0%
    PICC Property & Casualty Co., Ltd. Class H                         3,548,132    6,436,144       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H                 4,622,500   21,693,760       0.5%
*   Semiconductor Manufacturing International Corp.                   15,409,000    1,246,951       0.0%
*   Semiconductor Manufacturing International Corp. ADR                    4,792       19,839       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H              788,000      473,056       0.0%
#   Shanghai Electric Group Co., Ltd. Class H                          1,458,000      609,465       0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                292,500      795,051       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                   496,900    1,054,487       0.0%
    Shenzhou International Group Holdings, Ltd.                          373,000    1,925,835       0.0%
    Shimao Property Holdings, Ltd.                                     3,034,871    4,188,622       0.1%
    Sino Biopharmaceutical, Ltd.                                       3,945,000    2,795,444       0.1%
    Sino-Ocean Land Holdings, Ltd.                                     3,854,743    1,728,668       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                          615,000      567,270       0.0%
*   Sinopec Oilfield Service Corp. Class H                             1,818,000      397,174       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Class H                     633,000      311,315       0.0%
*   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                 7,418      361,232       0.0%
    Sinopharm Group Co., Ltd. Class H                                  1,224,000    5,231,663       0.1%
#   Sun Art Retail Group, Ltd.                                         2,962,500    2,223,683       0.1%
    Tencent Holdings, Ltd.                                             4,351,400   88,543,644       2.0%
#   Tingyi Cayman Islands Holding Corp.                                2,860,000    3,346,358       0.1%
    Travelsky Technology, Ltd. Class H                                   454,000      843,681       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                   256,000      969,491       0.0%
    Uni-President China Holdings, Ltd.                                   324,000      301,731       0.0%
#   Want Want China Holdings, Ltd.                                     5,137,000    3,933,475       0.1%
#   Weichai Power Co., Ltd. Class H                                      861,400    1,036,612       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H             314,600      518,125       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                718,000      407,790       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                          106,215      596,928       0.0%
    Zhejiang Expressway Co., Ltd. Class H                              1,470,000    1,501,880       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                        351,000    1,997,098       0.1%
#   Zijin Mining Group Co., Ltd. Class H                               3,699,000    1,229,262       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   1,589,400      536,256       0.0%
#   ZTE Corp. Class H                                                    553,285      860,797       0.0%
                                                                                 ------------      ----
TOTAL CHINA                                                                       638,285,665      14.0%
                                                                                 ------------      ----
COLOMBIA -- (0.6%)
    Almacenes Exito SA                                                    77,155      433,892       0.0%
    Banco de Bogota SA                                                    35,006      773,927       0.0%
    Bancolombia SA                                                       331,749    2,969,646       0.1%
    Bancolombia SA Sponsored ADR                                         140,271    5,427,085       0.1%
    Cementos Argos SA                                                    427,348    1,737,181       0.0%
*   Cemex Latam Holdings SA                                              138,849      636,562       0.0%
    Corp. Financiera Colombiana SA(B000C92)                               73,662      997,609       0.0%
*   Corp. Financiera Colombiana SA(BYPK1V0)                                1,012       13,712       0.0%
    Ecopetrol SA                                                       2,771,514    1,376,665       0.0%
    Ecopetrol SA Sponsored ADR                                           220,479    2,191,561       0.1%
    Empresa de Energia de Bogota SA ESP                                1,425,504      925,753       0.0%
    Grupo Argos SA                                                        32,075      211,680       0.0%
    Grupo Aval Acciones y Valores SA ADR                                 112,983      914,032       0.0%
    Grupo de Inversiones Suramericana SA                                 243,024    3,284,466       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                      SHARES     VALUE++   OF NET ASSETS**
                                                     --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo Nutresa SA                                   201,423 $ 1,838,388       0.0%
    Interconexion Electrica SA ESP                     609,290   1,860,793       0.1%
    Isagen SA ESP                                    1,309,791   1,887,426       0.1%
                                                               -----------       ---
TOTAL COLOMBIA                                                  27,480,378       0.6%
                                                               -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                           256,338   5,005,955       0.1%
    Komercni banka A.S.                                 13,396   2,755,159       0.1%
    O2 Czech Republic A.S.                              17,569     178,600       0.0%
    Pegas Nonwovens SA                                   5,839     205,260       0.0%
    Philip Morris CR A.S.                                  689     361,630       0.0%
*   Unipetrol A.S.                                      45,807     370,616       0.0%
                                                               -----------       ---
TOTAL CZECH REPUBLIC                                             8,877,220       0.2%
                                                               -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR      1,260,257   4,706,699       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR        774       1,280       0.0%
*   Global Telecom Holding SAE GDR                     640,757   1,057,645       0.0%
                                                               -----------       ---
TOTAL EGYPT                                                      5,765,624       0.1%
                                                               -----------       ---
GREECE -- (0.3%)
    Aegean Airlines SA                                  38,061     349,203       0.0%
*   Alpha Bank AE                                      105,217     228,620       0.0%
    Athens Water Supply & Sewage Co. SA (The)           31,795     167,587       0.0%
*   Eurobank Ergasias SA                                   331         280       0.0%
    FF Group                                            34,149     703,259       0.0%
*   Hellenic Petroleum SA                              112,224     496,106       0.0%
    Hellenic Telecommunications Organization SA        340,319   3,313,126       0.1%
*   JUMBO SA                                           168,373   2,205,374       0.1%
    Metka SA                                             2,055      15,724       0.0%
    Motor Oil Hellas Corinth Refineries SA              96,253   1,099,057       0.0%
    Mytilineos Holdings SA                               3,958      15,893       0.0%
*   National Bank of Greece SA                         128,189      38,292       0.0%
    OPAP SA                                            278,698   2,106,809       0.1%
*   Piraeus Bank SA                                     20,676       6,126       0.0%
    Public Power Corp. SA                              144,358     479,422       0.0%
    Titan Cement Co. SA                                 61,385   1,400,294       0.0%
                                                               -----------       ---
TOTAL GREECE                                                    12,625,172       0.3%
                                                               -----------       ---
HUNGARY -- (0.3%)
*   Magyar Telekom Telecommunications P.L.C.           773,065   1,342,778       0.1%
    MOL Hungarian Oil & Gas P.L.C.                      86,115   5,261,715       0.1%
    OTP Bank P.L.C.                                    218,678   5,794,328       0.1%
    Richter Gedeon Nyrt                                213,864   4,248,532       0.1%
                                                               -----------       ---
TOTAL HUNGARY                                                   16,647,353       0.4%
                                                               -----------       ---
INDIA -- (11.7%)
    ABB India, Ltd.                                     33,317     647,011       0.0%
    ACC, Ltd.                                           64,891   1,407,517       0.0%
    Adani Ports & Special Economic Zone, Ltd.          735,627   2,630,626       0.1%
*   Adani Transmissions, Ltd.                          260,707     123,705       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                                SHARES     VALUE++   OF NET ASSETS**
                                               --------- ----------- ---------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd.        690,196 $ 1,532,398       0.0%
    Aditya Birla Nuvo, Ltd.                      132,730   1,706,688       0.0%
    Ajanta Pharma, Ltd.                            5,556     126,165       0.0%
    Alembic Pharmaceuticals, Ltd.                 15,209     137,188       0.0%
    Alstom T&D India, Ltd.                        17,621     100,169       0.0%
    Amara Raja Batteries, Ltd.                    79,101   1,143,171       0.0%
    Ambuja Cements, Ltd.                       1,004,466   3,337,685       0.1%
    Apollo Hospitals Enterprise, Ltd.            129,872   2,559,766       0.1%
    Ashok Leyland, Ltd.                        1,234,034   1,990,179       0.0%
    Asian Paints, Ltd.                           474,671   6,204,150       0.1%
    Aurobindo Pharma, Ltd.                       625,132   7,123,941       0.2%
    Axis Bank, Ltd.                            2,058,467  14,584,815       0.3%
    Bajaj Auto, Ltd.                             155,378   5,815,124       0.1%
    Bajaj Finance, Ltd.                           38,219   3,935,619       0.1%
    Bajaj Finserv, Ltd.                           63,353   1,770,879       0.0%
    Bajaj Holdings & Investment, Ltd.             53,068   1,150,286       0.0%
    Bank of Baroda                               910,704   2,156,172       0.1%
    Berger Paints India, Ltd.                    236,486     914,024       0.0%
    Bharat Electronics, Ltd.                      51,903     919,028       0.0%
    Bharat Forge, Ltd.                           240,753   2,892,920       0.1%
    Bharat Heavy Electricals, Ltd.             1,315,511   2,480,981       0.1%
    Bharat Petroleum Corp., Ltd.                 243,122   3,582,313       0.1%
    Bharti Airtel, Ltd.                        1,447,872   7,931,348       0.2%
    Blue Dart Express, Ltd.                        5,432     463,127       0.0%
    Bosch, Ltd.                                    8,365   2,466,727       0.1%
    Britannia Industries, Ltd.                    26,712   1,149,388       0.0%
    Cadila Healthcare, Ltd.                      362,605   1,780,548       0.0%
    Cairn India, Ltd.                            655,103   1,438,109       0.0%
    Castrol India, Ltd.                           38,740     230,447       0.0%
    Cipla, Ltd.                                  567,858   4,593,057       0.1%
    Colgate-Palmolive India, Ltd.                142,544   1,808,593       0.0%
    Container Corp. Of India, Ltd.                55,130   1,123,424       0.0%
    CRISIL, Ltd.                                   6,904     203,407       0.0%
    Cummins India, Ltd.                           94,559   1,257,639       0.0%
    Dabur India, Ltd.                            743,476   3,076,755       0.1%
    Divi's Laboratories, Ltd.                    186,164   2,939,919       0.1%
    DLF, Ltd.                                    371,230     724,101       0.0%
    Dr Reddy's Laboratories, Ltd.                 71,015   3,275,965       0.1%
    Dr Reddy's Laboratories, Ltd. ADR            148,465   6,770,004       0.2%
    Eicher Motors, Ltd.                           20,610   6,191,565       0.1%
    Emami, Ltd.                                   90,332   1,366,823       0.0%
    Exide Industries, Ltd.                       307,619     680,798       0.0%
    GAIL India, Ltd.                             575,655   3,105,784       0.1%
    GAIL India, Ltd. GDR                          28,791     924,482       0.0%
    Gillette India, Ltd.                           3,761     235,272       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.     14,937   1,328,345       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.         13,217     741,595       0.0%
    Glenmark Pharmaceuticals, Ltd.               316,017   3,937,344       0.1%
    Godrej Consumer Products, Ltd.               168,863   3,349,652       0.1%
    Godrej Industries, Ltd.                       48,714     256,549       0.0%
    Grasim Industries, Ltd.                        6,300     387,584       0.0%
    Havells India, Ltd.                          407,089   2,035,264       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                   SHARES     VALUE++   OF NET ASSETS**
                                                  --------- ----------- ---------------
INDIA -- (Continued)
    HCL Technologies, Ltd.                          786,097 $ 8,873,880       0.2%
    HDFC Bank, Ltd.                               1,530,953  25,879,410       0.6%
    Hero MotoCorp, Ltd.                             156,975   6,852,667       0.2%
    Hindalco Industries, Ltd.                     1,549,771   2,239,810       0.1%
    Hindustan Petroleum Corp., Ltd.                 115,630   1,452,133       0.0%
    Hindustan Unilever, Ltd.                      1,148,145  15,033,549       0.3%
    Housing Development Finance Corp., Ltd.         716,490  11,757,987       0.3%
    ICICI Bank, Ltd.                              1,656,257   5,872,043       0.1%
    ICICI Bank, Ltd. Sponsored ADR                1,043,395   7,355,935       0.2%
    Idea Cellular, Ltd.                           2,689,000   4,805,076       0.1%
*   IDFC Bank, Ltd.                                 601,656     430,359       0.0%
    Indiabulls Housing Finance, Ltd.                546,591   5,736,546       0.1%
    Indian Oil Corp., Ltd.                          612,255   3,983,727       0.1%
    IndusInd Bank, Ltd.                             390,301   6,154,722       0.1%
    Infosys, Ltd.                                 1,886,232  34,259,997       0.8%
    Infosys, Ltd. Sponsored ADR                     847,888  15,940,294       0.4%
    ITC, Ltd.                                     3,264,295  16,012,953       0.4%
    JSW Energy, Ltd.                                804,897     813,632       0.0%
    JSW Steel, Ltd.                                 366,359   7,564,170       0.2%
    Kansai Nerolac Paints, Ltd.                       4,919      21,178       0.0%
*   KAYA, Ltd.                                        2,327      30,344       0.0%
    Kotak Mahindra Bank, Ltd.                       494,765   5,333,311       0.1%
    Larsen & Toubro, Ltd.                           363,180   6,838,616       0.2%
    LIC Housing Finance, Ltd.                       847,563   5,901,192       0.1%
    Lupin, Ltd.                                     355,461   8,578,117       0.2%
    Mahindra & Mahindra Financial Services, Ltd.    268,646   1,213,025       0.0%
    Mahindra & Mahindra, Ltd.                       678,651  13,595,934       0.3%
    Marico, Ltd.                                    748,884   2,932,084       0.1%
    Maruti Suzuki India, Ltd.                       138,331   7,896,447       0.2%
    Max Financial Services, Ltd.                     75,452     412,149       0.0%
    MAX India, Ltd.                                  75,452     142,664       0.0%
*   Max Ventures & Industries, Ltd.                  15,090      16,135       0.0%
    Motherson Sumi Systems, Ltd.                    542,274   2,045,189       0.1%
    MRF, Ltd.                                         2,969   1,508,403       0.0%
    Nestle India, Ltd.                               37,106   3,193,513       0.1%
    NHPC, Ltd.                                    2,310,835     718,534       0.0%
    NTPC, Ltd.                                    1,434,092   3,012,621       0.1%
    Oil & Natural Gas Corp., Ltd.                   989,305   3,238,067       0.1%
    Oil India, Ltd.                                 221,777   1,105,960       0.0%
    Oracle Financial Services Software, Ltd.         27,493   1,492,836       0.0%
    Page Industries, Ltd.                             9,049   1,709,551       0.0%
    Petronet LNG, Ltd.                              398,083   1,576,156       0.0%
    Pidilite Industries, Ltd.                       196,824   1,788,262       0.0%
    Piramal Enterprises, Ltd.                        97,504   1,771,013       0.0%
    Power Finance Corp., Ltd.                       773,284   2,080,797       0.1%
    Power Grid Corp. of India, Ltd.               1,556,300   3,360,227       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.     10,286     976,979       0.0%
    Rajesh Exports, Ltd.                            124,035   1,105,732       0.0%
*   Reliance Communications, Ltd.                 3,093,773   2,602,697       0.1%
    Reliance Industries, Ltd.                     1,625,226  23,982,462       0.5%
    Reliance Power, Ltd.                            327,864     250,493       0.0%
    Rural Electrification Corp., Ltd.               756,926   2,026,597       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                             ---------- ------------ ---------------
INDIA -- (Continued)
    Shree Cement, Ltd.                           10,928 $  2,098,311       0.1%
    Shriram Transport Finance Co., Ltd.         268,934    3,866,760       0.1%
    Siemens, Ltd.                                65,181    1,109,689       0.0%
    State Bank of India                       1,858,229    5,276,368       0.1%
    Sun Pharmaceutical Industries, Ltd.       1,259,691   15,406,140       0.3%
    Sun TV Network, Ltd.                        162,689      910,475       0.0%
    Sundaram Finance, Ltd.                       11,848      225,427       0.0%
    Tata Consultancy Services, Ltd.             720,066   27,544,405       0.6%
*   Tata Motors, Ltd.                         1,818,079   11,124,203       0.2%
*   Tata Motors, Ltd. Sponsored ADR              84,855    2,577,895       0.1%
    Tata Power Co., Ltd.                      2,105,165    2,224,211       0.1%
    Tata Steel, Ltd.                            683,642    3,626,239       0.1%
    Tech Mahindra, Ltd.                         955,950    6,969,725       0.2%
    Titan Co., Ltd.                             329,228    1,762,007       0.0%
    Torrent Pharmaceuticals, Ltd.                94,358    2,034,583       0.0%
    Ultratech Cement, Ltd.                       43,023    2,045,085       0.1%
    United Breweries, Ltd.                       96,720    1,103,910       0.0%
*   United Spirits, Ltd.                         58,173    2,077,249       0.1%
    UPL, Ltd.                                   812,040    6,594,838       0.2%
    Vedanta, Ltd.                             3,139,759    4,901,626       0.1%
    Vedanta, Ltd. ADR                            42,052      264,087       0.0%
    Wipro, Ltd.                                 732,279    6,090,907       0.1%
*   Wockhardt, Ltd.                              44,985      668,412       0.0%
    Yes Bank, Ltd.                              271,196    3,836,307       0.1%
    Zee Entertainment Enterprises, Ltd.         719,876    4,497,965       0.1%
                                                        ------------      ----
TOTAL INDIA                                              549,059,134      12.1%
                                                        ------------      ----
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                      37,523,800    2,068,313       0.0%
    AKR Corporindo Tbk PT                     1,809,000      888,631       0.0%
    Astra Agro Lestari Tbk PT                 1,001,000    1,219,520       0.0%
    Astra International Tbk PT               23,646,410   11,999,477       0.3%
    Bank Central Asia Tbk PT                 15,447,700   15,245,332       0.3%
    Bank Danamon Indonesia Tbk PT             5,763,579    1,435,876       0.0%
    Bank Mandiri Persero Tbk PT              11,092,217    8,063,201       0.2%
    Bank Negara Indonesia Persero Tbk PT     14,471,622    5,010,541       0.1%
*   Bank Pan Indonesia Tbk PT                 4,179,900      248,217       0.0%
    Bank Rakyat Indonesia Persero Tbk PT     15,742,100   12,302,222       0.3%
*   Bank Tabungan Pensiunan Nasional Tbk PT     690,400      140,103       0.0%
*   Bayan Resources Tbk PT                       79,500       47,937       0.0%
    Bumi Serpong Damai Tbk PT                15,448,500    2,156,616       0.1%
    Charoen Pokphand Indonesia Tbk PT        10,504,800    2,947,274       0.1%
    Ciputra Development Tbk PT               12,854,895    1,209,069       0.0%
    Gudang Garam Tbk PT                         675,500    3,539,947       0.1%
    Holcim Indonesia Tbk PT                     677,000       53,033       0.0%
    Indocement Tunggal Prakarsa Tbk PT        2,000,200    2,979,634       0.1%
    Indofood CBP Sukses Makmur Tbk PT         1,728,400    1,998,083       0.0%
    Indofood Sukses Makmur Tbk PT            11,903,400    6,398,012       0.1%
*   Indosat Tbk PT                            1,720,800      874,124       0.0%
    Jasa Marga Persero Tbk PT                 3,626,900    1,494,476       0.0%
    Kalbe Farma Tbk PT                       32,614,300    3,391,182       0.1%
    Lippo Karawaci Tbk PT                    40,640,200    3,122,564       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT                        1,100,700 $  1,578,253       0.0%
    Mayora Indah Tbk PT                                       862,133    2,303,502       0.1%
    Media Nusantara Citra Tbk PT                           12,992,900    2,302,698       0.1%
*   MNC Sky Vision Tbk PT                                     143,100       14,027       0.0%
    Pakuwon Jati Tbk PT                                    58,500,300    2,317,848       0.1%
*   Panasia Indo Resources Tbk PT                              56,500        3,299       0.0%
    Pembangunan Perumahan Persero Tbk PT                    2,790,800      773,499       0.0%
    Perusahaan Gas Negara Persero Tbk                      13,090,800    2,586,849       0.1%
    Sawit Sumbermas Sarana Tbk PT                           4,401,900      618,603       0.0%
    Semen Indonesia Persero Tbk PT                          6,596,100    4,930,473       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT            1,116,500      249,436       0.0%
    Sumber Alfaria Trijaya Tbk PT                             255,200       11,610       0.0%
    Summarecon Agung Tbk PT                                21,383,500    2,522,848       0.1%
    Surya Citra Media Tbk PT                               10,255,200    2,477,679       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700   10,510,560       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      98,384    5,250,754       0.1%
*   Tower Bersama Infrastructure Tbk PT                     2,884,000    1,292,196       0.0%
*   Trada Maritime Tbk PT                                   1,271,100        4,819       0.0%
    Unilever Indonesia Tbk PT                               2,121,800    6,833,835       0.2%
    United Tractors Tbk PT                                  4,899,996    5,546,916       0.1%
*   Vale Indonesia Tbk PT                                   3,171,900      445,541       0.0%
    Waskita Karya Persero Tbk PT                            6,283,179    1,113,124       0.0%
*   XL Axiata Tbk PT                                        7,703,800    2,052,930       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        144,574,683       3.2%
                                                                      ------------       ---
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd                                            339,500      244,865       0.0%
    Affin Holdings Bhd                                      1,020,700      605,351       0.0%
    Alliance Financial Group Bhd                            2,238,000    2,291,487       0.1%
    AMMB Holdings Bhd                                       5,459,859    6,323,457       0.1%
    Astro Malaysia Holdings Bhd                             2,488,700    1,760,253       0.0%
    Axiata Group Bhd                                        3,812,314    5,506,549       0.1%
    Batu Kawan Bhd                                            105,400      485,278       0.0%
*   Berjaya Land Bhd                                           53,000        9,438       0.0%
    BIMB Holdings Bhd                                       1,143,255    1,125,785       0.0%
    Boustead Holdings Bhd                                     309,086      307,615       0.0%
    British American Tobacco Malaysia Bhd                     212,600    2,495,156       0.1%
*   Bumi Armada Bhd                                         2,858,800      577,221       0.0%
    Bursa Malaysia Bhd                                        394,500      848,683       0.0%
    Cahya Mata Sarawak Bhd                                    669,400      657,147       0.0%
    CIMB Group Holdings Bhd                                 6,394,272    7,630,032       0.2%
    Dialog Group Bhd                                        4,981,118    2,024,203       0.1%
    DiGi.Com Bhd                                            5,805,020    6,532,523       0.1%
    Felda Global Ventures Holdings Bhd                        379,100      140,451       0.0%
    Gamuda Bhd                                              2,395,200    2,910,603       0.1%
    Genting Bhd                                             3,866,300    8,740,308       0.2%
    Genting Malaysia Bhd                                    3,837,600    4,384,715       0.1%
    Genting Plantations Bhd                                   325,000      890,027       0.0%
    HAP Seng Consolidated Bhd                               1,066,700    2,091,852       0.1%
    Hartalega Holdings Bhd                                  1,084,200    1,190,569       0.0%
    Hong Leong Bank Bhd                                     1,040,166    3,580,387       0.1%
    Hong Leong Financial Group Bhd                            744,483    2,843,103       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                              ---------- ------------ ---------------
MALAYSIA -- (Continued)
    IHH Healthcare Bhd                                         2,243,200 $  3,757,779       0.1%
    IJM Corp. Bhd                                              7,006,462    6,183,559       0.1%
    IOI Corp. Bhd                                              4,711,405    5,319,273       0.1%
    IOI Properties Group Bhd                                   2,347,943    1,453,030       0.0%
    Kuala Lumpur Kepong Bhd                                      504,800    3,088,025       0.1%
*   Kulim Malaysia Bhd                                           548,200      555,716       0.0%
    Lafarge Malaysia Bhd                                         659,480    1,477,754       0.0%
    LPI Capital Bhd                                               25,950      101,711       0.0%
    Magnum Bhd                                                   139,300       86,619       0.0%
    Malayan Banking Bhd                                        5,792,259   13,223,798       0.3%
    Malaysia Airports Holdings Bhd                             1,492,441    2,558,613       0.1%
    Maxis Bhd                                                  2,881,400    4,123,232       0.1%
    MISC Bhd                                                   1,298,098    2,805,948       0.1%
    MMC Corp. Bhd                                              1,978,300    1,063,935       0.0%
    Nestle Malaysia Bhd                                           47,800      917,009       0.0%
    Oriental Holdings Bhd                                         24,100       42,862       0.0%
    Petronas Chemicals Group Bhd                               3,567,800    6,126,161       0.1%
    Petronas Dagangan Bhd                                        367,500    2,242,349       0.1%
    Petronas Gas Bhd                                             890,500    5,006,693       0.1%
    PPB Group Bhd                                                900,800    3,724,511       0.1%
    Public Bank Bhd                                            3,537,614   16,921,955       0.4%
    QL Resources Bhd                                             630,900      705,865       0.0%
    RHB Capital Bhd                                            1,179,179    1,845,635       0.0%
    Sapurakencana Petroleum Bhd                               10,900,700    4,587,737       0.1%
    Sime Darby Bhd                                             3,639,627    7,163,485       0.2%
    SP Setia Bhd Group                                         1,038,380      855,652       0.0%
    Sunway Bhd                                                 1,710,000    1,370,119       0.0%
    Sunway Construction Group Bhd                                182,400       75,578       0.0%
    Telekom Malaysia Bhd                                       1,435,664    2,443,251       0.1%
    Tenaga Nasional Bhd                                        4,375,250   16,072,346       0.4%
    Top Glove Corp. Bhd                                          773,600      981,552       0.0%
    UEM Sunrise Bhd                                            2,331,937      606,926       0.0%
    UMW Holdings Bhd                                           1,515,766    2,542,640       0.1%
    United Plantations Bhd                                        61,000      418,584       0.0%
    Westports Holdings Bhd                                     1,509,000    1,600,249       0.0%
    YTL Corp. Bhd                                             16,425,686    6,555,314       0.1%
    YTL Power International Bhd                                3,177,547    1,219,270       0.0%
                                                                         ------------       ---
TOTAL MALAYSIA                                                            196,021,793       4.3%
                                                                         ------------       ---
MEXICO -- (5.7%)
    Alfa S.A.B. de C.V. Class A                                8,197,783   15,419,102       0.3%
    America Movil S.A.B. de C.V. Series L                     46,329,297   32,798,740       0.7%
    America Movil S.A.B. de C.V. Series L ADR                     22,528      318,997       0.0%
    Arca Continental S.A.B. de C.V.                              688,801    4,751,442       0.1%
*   Cemex S.A.B. de C.V.                                      10,756,422    7,990,112       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                         1,691,965   12,605,141       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                      510,276    4,448,582       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                  36,634    3,197,782       0.1%
*   Corp Interamericana de Entretenimiento SAB de CV Class B       8,726        7,851       0.0%
    El Puerto de Liverpool S.A.B. de C.V.                        185,660    2,109,909       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                  1,793,669   16,720,400       0.4%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       39,796    3,709,385       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                             SHARES     VALUE++    OF NET ASSETS**
                                                                           ---------- ------------ ---------------
MEXICO -- (Continued)
    Gruma S.A.B. de C.V. Class B                                              541,859 $  7,898,295       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                        15,027    1,418,849       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                   469,811    4,436,056       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                         32,867    5,056,259       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                                     2,480,779    7,554,238       0.2%
    Grupo Carso S.A.B. de C.V. Series A1                                      911,747    4,391,631       0.1%
    Grupo Elektra S.A.B. de C.V.                                               86,674    1,629,736       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O                         4,709,628   26,777,401       0.6%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O                         3,529,863    6,918,303       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                3,362,943    6,168,942       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR               84,444      771,818       0.0%
    Grupo Lala S.A.B. de C.V.                                                 964,251    2,578,674       0.1%
    Grupo Mexico S.A.B. de C.V. Series B                                    6,024,993   15,324,560       0.3%
*   Grupo Qumma SA de C.V. Series B                                             1,591           --       0.0%
    Grupo Sanborns S.A.B. de C.V.                                              28,885       39,908       0.0%
    Grupo Televisa S.A.B. Series CPO                                        3,292,769   19,196,248       0.4%
    Grupo Televisa S.A.B. Sponsored ADR                                       132,800    3,881,744       0.1%
*   Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,362,916    3,254,998       0.1%
    Industrias Penoles S.A.B. de C.V.                                         252,581    3,946,099       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                            410,039    1,599,435       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         2,348,560    5,583,148       0.1%
*   La Comer S.A.B. de C.V.                                                   758,975      794,062       0.0%
    Megacable Holdings S.A.B. de C.V.                                          89,863      415,556       0.0%
    Mexichem S.A.B. de C.V.                                                 2,745,879    6,936,259       0.2%
*   Minera Frisco S.A.B. de C.V.                                               91,909       65,868       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,102,476    2,653,558       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                   389,314    4,935,484       0.1%
*   Savia SA Class A                                                          120,000           --       0.0%
*   Telesites SAB de C.V.                                                   1,313,595      809,322       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                       7,054,235   17,434,012       0.4%
                                                                                      ------------       ---
TOTAL MEXICO                                                                           266,547,906       5.8%
                                                                                      ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                  6,659       59,465       0.0%
*   Cia de Minas Buenaventura SAA ADR                                         139,674    1,417,691       0.0%
    Credicorp, Ltd.                                                            76,489   11,123,030       0.3%
    Grana y Montero SAA Sponsored ADR                                          62,484      430,515       0.0%
                                                                                      ------------       ---
TOTAL PERU                                                                              13,030,701       0.3%
                                                                                      ------------       ---
PHILIPPINES -- (1.8%)
    Aboitiz Equity Ventures, Inc.                                           2,259,870    3,194,740       0.1%
    Aboitiz Power Corp.                                                     2,462,500    2,355,745       0.1%
    Alliance Global Group, Inc.                                             7,817,700    2,413,702       0.1%
    Ayala Corp.                                                               284,537    4,673,179       0.1%
    Ayala Land, Inc.                                                        9,207,218    6,793,301       0.1%
    Bank of the Philippine Islands                                          1,179,853    2,276,237       0.0%
    BDO Unibank, Inc.                                                       2,525,651    5,380,521       0.1%
    DMCI Holdings, Inc.                                                     9,941,400    2,639,819       0.1%
    Emperador, Inc.                                                         1,850,900      313,060       0.0%
    Energy Development Corp.                                               26,284,600    3,301,510       0.1%
*   Fwbc Holdings, Inc.                                                     2,006,957           --       0.0%
    Globe Telecom, Inc.                                                        52,815    2,467,410       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                          ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    GT Capital Holdings, Inc.                                131,905 $ 3,839,673       0.1%
    International Container Terminal Services, Inc.        1,287,400   1,782,349       0.0%
    JG Summit Holdings, Inc.                               1,717,070   2,978,587       0.1%
    Jollibee Foods Corp.                                     695,840   3,404,066       0.1%
    LT Group, Inc.                                         3,963,600   1,300,207       0.0%
    Manila Electric Co.                                      317,750   2,324,263       0.1%
    Megaworld Corp.                                       23,849,800   1,913,012       0.0%
    Metro Pacific Investments Corp.                       24,178,700   2,991,278       0.1%
    Metropolitan Bank & Trust Co.                            686,545   1,188,852       0.0%
    Philippine Long Distance Telephone Co.                    90,610   3,312,511       0.1%
    Philippine Long Distance Telephone Co. Sponsored ADR      50,043   1,846,587       0.0%
*   Philippine National Bank                                 349,148     381,023       0.0%
    Puregold Price Club, Inc.                              1,430,300   1,225,990       0.0%
    Robinsons Land Corp.                                   3,952,800   2,281,399       0.0%
    Robinsons Retail Holdings, Inc.                          360,960     591,690       0.0%
    San Miguel Corp.                                       1,277,170   1,824,181       0.0%
    Security Bank Corp.                                       42,540     154,062       0.0%
    Semirara Mining & Power Corp.                            503,180   1,361,450       0.0%
    SM Investments Corp.                                     188,622   3,789,357       0.1%
    SM Prime Holdings, Inc.                                8,486,110   4,092,156       0.1%
*   Top Frontier Investment Holdings, Inc.                    42,789     127,690       0.0%
    Universal Robina Corp.                                 1,282,840   5,696,604       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     84,216,211       1.8%
                                                                     -----------       ---
POLAND -- (1.6%)
*   Alior Bank SA                                             68,031   1,230,858       0.0%
    Bank Handlowy w Warszawie SA                              41,312     801,317       0.0%
*   Bank Millennium SA                                       981,408   1,285,548       0.0%
    Bank Pekao SA                                            111,545   4,536,223       0.1%
    Bank Zachodni WBK SA                                      50,450   3,508,585       0.1%
    Budimex SA                                                   505      25,802       0.0%
    CCC SA                                                    25,137   1,120,901       0.0%
*   Cyfrowy Polsat SA                                        393,451   2,504,986       0.1%
    Enea SA                                                  317,846     982,673       0.0%
    Energa SA                                                214,565     699,081       0.0%
    Eurocash SA                                              112,176   1,602,748       0.0%
*   Grupa Azoty SA                                            78,276   1,782,620       0.0%
*   Grupa Lotos SA                                           137,497   1,068,996       0.0%
    ING Bank Slaski SA                                        39,521   1,263,275       0.0%
    KGHM Polska Miedz SA                                     408,675   7,967,567       0.2%
    LPP SA                                                     1,578   2,329,407       0.1%
*   mBank SA                                                  26,866   2,269,626       0.1%
    Orange Polska SA                                       1,116,971   1,820,228       0.1%
    PGE Polska Grupa Energetyczna SA                       2,528,965   8,732,650       0.2%
    Polski Koncern Naftowy Orlen SA                          649,675  11,717,192       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA             2,283,734   3,041,826       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA              964,323   6,179,519       0.1%
    Powszechny Zaklad Ubezpieczen SA                         780,760   7,066,840       0.2%
    Synthos SA                                               848,438     904,748       0.0%
    Tauron Polska Energia SA                               2,120,002   1,643,410       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          76,086,626       1.7%
                                                                     -----------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES     VALUE++   OF NET ASSETS**
                                              --------- ----------- ---------------
RUSSIA -- (1.9%)
    Gazprom PAO Sponsored ADR                 5,279,647 $27,432,935       0.6%
    LUKOIL PJSC ADR                             257,005  10,950,368       0.3%
    Magnitogorsk Iron & Steel Works OJSC GDR    197,103     948,222       0.0%
*   Mail.ru Group, Ltd. GDR                      41,223     835,929       0.0%
    MegaFon PJSC GDR                             90,639   1,044,043       0.0%
    MMC Norilsk Nickel PJSC ADR                 406,377   6,005,144       0.1%
    NOVATEK OAO GDR                              41,632   4,017,691       0.1%
    Novolipetsk Steel PJSC GDR                  123,601   1,678,930       0.1%
    Phosagro OAO GDR                             65,933   1,022,504       0.0%
    Ros Agro P.L.C. GDR                          24,028     365,212       0.0%
    Rosneft OAO GDR                             833,683   4,575,342       0.1%
    Rostelecom PJSC Sponsored ADR                78,867     710,271       0.0%
    RusHydro PJSC ADR                         1,329,772   1,357,255       0.0%
    Sberbank of Russia PJSC Sponsored ADR     1,818,206  14,618,609       0.3%
    Severstal PAO GDR                           216,701   2,523,759       0.1%
    Tatneft PAO Sponsored ADR                   266,980   8,416,292       0.2%
    VTB Bank PJSC GDR                         1,308,239   2,810,928       0.1%
                                                        -----------       ---
TOTAL RUSSIA                                             89,313,434       2.0%
                                                        -----------       ---
SOUTH AFRICA -- (8.6%)
*   African Bank Investments, Ltd.              709,671       2,896       0.0%
*   Anglo American Platinum, Ltd.               128,669   3,729,335       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR     1,637,102  26,930,328       0.6%
    Aspen Pharmacare Holdings, Ltd.             447,818  10,564,836       0.2%
    AVI, Ltd.                                   706,767   4,385,146       0.1%
    Barclays Africa Group, Ltd.                 994,882  10,074,399       0.2%
    Bidvest Group, Ltd. (The)                   778,465  19,778,039       0.4%
*   Brait SE                                    207,165   2,317,909       0.1%
    Capitec Bank Holdings, Ltd.                  74,284   3,082,316       0.1%
    Coronation Fund Managers, Ltd.              175,196     910,240       0.0%
    Discovery, Ltd.                             618,693   5,537,324       0.1%
    Distell Group, Ltd.                          70,509     787,935       0.0%
    Exxaro Resources, Ltd.                       89,766     569,726       0.0%
    FirstRand, Ltd.                           4,730,180  15,203,319       0.3%
    Foschini Group, Ltd. (The)                  573,748   6,163,550       0.1%
    Gold Fields, Ltd. Sponsored ADR           2,642,178  12,418,237       0.3%
*   Impala Platinum Holdings, Ltd.              529,779   2,206,250       0.0%
    Imperial Holdings, Ltd.                     618,348   6,461,456       0.1%
    Investec, Ltd.                              841,341   6,495,602       0.1%
*   Kumba Iron Ore, Ltd.                         96,985     788,199       0.0%
    Liberty Holdings, Ltd.                      488,177   4,795,429       0.1%
    Life Healthcare Group Holdings, Ltd.      2,602,500   6,827,139       0.2%
    Mediclinic International P.L.C.             508,102   6,708,540       0.1%
    MMI Holdings, Ltd.                        3,434,229   5,723,342       0.1%
    Mondi, Ltd.                                 273,651   5,268,818       0.1%
    Mr. Price Group, Ltd.                       545,010   6,928,551       0.2%
    MTN Group, Ltd.                           2,516,919  26,348,362       0.6%
    Naspers, Ltd. Class N                       370,571  50,994,756       1.1%
    Nedbank Group, Ltd.                         634,489   8,108,013       0.2%
    Netcare, Ltd.                             2,630,152   6,706,572       0.1%
    Pick n Pay Stores, Ltd.                     473,477   2,456,264       0.1%
    Pioneer Foods Group, Ltd.                   225,369   2,638,631       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES     VALUE++    OF NET ASSETS**
                                                        --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    PSG Group, Ltd.                                       140,989 $  1,969,026       0.0%
    Sanlam, Ltd.                                        2,701,304   13,118,521       0.3%
    Santam, Ltd.                                           27,273      450,230       0.0%
*   Sappi, Ltd.                                           935,580    4,057,674       0.1%
    Sasol, Ltd.                                           130,693    4,274,988       0.1%
    Sasol, Ltd. Sponsored ADR                             778,314   25,520,916       0.6%
    Shoprite Holdings, Ltd.                               951,195   11,447,554       0.3%
    Spar Group, Ltd. (The)                                284,382    4,250,330       0.1%
    Standard Bank Group, Ltd.                           1,835,594   16,484,257       0.4%
    Steinhoff International Holdings NV                 3,126,745   19,559,450       0.4%
    Telkom SA SOC, Ltd.                                   838,393    3,342,747       0.1%
    Tiger Brands, Ltd.                                    227,557    5,633,884       0.1%
    Truworths International, Ltd.                         949,415    7,089,479       0.2%
    Tsogo Sun Holdings, Ltd.                              311,671      582,819       0.0%
    Vodacom Group, Ltd.                                   520,334    6,049,893       0.1%
    Woolworths Holdings, Ltd.                           1,765,305   11,367,319       0.3%
                                                                  ------------       ---
TOTAL SOUTH AFRICA                                                 407,110,546       8.9%
                                                                  ------------       ---
SOUTH KOREA -- (14.2%)
    Amorepacific Corp.                                     38,725   13,810,860       0.3%
    AMOREPACIFIC Group                                     35,323    5,185,184       0.1%
    BGF retail Co., Ltd.                                      136       22,126       0.0%
    BNK Financial Group, Inc.                             620,267    5,044,715       0.1%
*   Celltrion, Inc.                                        65,022    5,720,835       0.1%
    Cheil Worldwide, Inc.                                  73,456    1,080,045       0.0%
    CJ CGV Co., Ltd.                                       16,235    1,625,828       0.0%
    CJ CheilJedang Corp.                                   16,081    5,341,682       0.1%
    CJ Corp.                                               27,709    5,185,950       0.1%
    CJ E&M Corp.                                           19,443    1,144,033       0.0%
*   CJ Korea Express Corp.                                  4,508      767,618       0.0%
*   Com2uSCorp                                              8,809      996,618       0.0%
    Coway Co., Ltd.                                        70,382    6,093,512       0.1%
    Daelim Industrial Co., Ltd.                            45,910    3,633,252       0.1%
*   Daewoo Engineering & Construction Co., Ltd.           133,508      740,726       0.0%
    Daewoo Securities Co., Ltd.                           220,071    1,583,849       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    165,407      796,435       0.0%
    DGB Financial Group, Inc.                             246,269    1,977,228       0.1%
    Dongbu Insurance Co., Ltd.                             76,322    4,678,208       0.1%
    Dongsuh Cos Inc.                                       21,475      605,702       0.0%
    Dongwon F&B Co., Ltd.                                     571      147,181       0.0%
#   Dongwon Systems Corp.                                   2,204      152,376       0.0%
#   Doosan Corp.                                           23,998    2,255,548       0.1%
    Doosan Heavy Industries & Construction Co., Ltd.      115,996    2,640,739       0.1%
    E-MART, Inc.                                           23,438    3,764,682       0.1%
    Grand Korea Leisure Co., Ltd.                          38,572      974,783       0.0%
    Green Cross Corp.                                       3,906      590,334       0.0%
    Green Cross Holdings Corp.                             18,294      563,102       0.0%
*   GS Engineering & Construction Corp.                    78,050    2,105,911       0.1%
    GS Holdings Corp.                                      87,075    4,203,714       0.1%
    GS Retail Co., Ltd.                                    21,329      997,965       0.0%
    Hana Financial Group, Inc.                            477,076   10,698,214       0.2%
    Hankook Tire Co., Ltd.                                166,875    7,761,922       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             PERCENTAGE
                                                       SHARES    VALUE++   OF NET ASSETS**
                                                       ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hanmi Pharm Co., Ltd.                                2,680 $ 1,396,647       0.0%
    Hanmi Science Co., Ltd.                              7,396     877,017       0.0%
    Hanon Systems                                      189,125   1,702,624       0.0%
    Hansae Co., Ltd.                                    20,705     932,722       0.0%
    Hanssem Co., Ltd.                                   12,225   2,042,564       0.1%
    Hanwha Chemical Corp.                              119,694   2,621,091       0.1%
    Hanwha Corp.                                        97,318   3,210,363       0.1%
    Hanwha Life Insurance Co., Ltd.                    395,871   2,316,475       0.1%
    Hanwha Techwin Co., Ltd.                            38,062   1,385,504       0.0%
    Hite Jinro Co., Ltd.                                33,704     825,741       0.0%
    Hotel Shilla Co., Ltd.                              38,111   2,442,979       0.1%
    Hyosung Corp.                                       58,732   6,283,718       0.1%
    Hyundai Department Store Co., Ltd.                  23,924   3,087,103       0.1%
    Hyundai Development Co-Engineering & Construction   52,307   2,304,284       0.1%
*   Hyundai Elevator Co., Ltd.                          10,664     539,203       0.0%
    Hyundai Engineering & Construction Co., Ltd.       140,523   4,922,723       0.1%
    Hyundai Glovis Co., Ltd.                            23,344   3,880,150       0.1%
    Hyundai Greenfood Co., Ltd.                         44,457     776,325       0.0%
*   Hyundai Heavy Industries Co., Ltd.                  68,236   6,903,460       0.2%
    Hyundai Marine & Fire Insurance Co., Ltd.          158,591   4,414,361       0.1%
    Hyundai Mobis Co., Ltd.                             57,294  13,057,395       0.3%
    Hyundai Motor Co.                                  175,874  22,067,187       0.5%
#   Hyundai Securities Co., Ltd.                       227,051   1,405,755       0.0%
    Hyundai Steel Co.                                  164,371   9,015,999       0.2%
    Hyundai Wia Corp.                                   26,227   2,214,554       0.1%
    Industrial Bank of Korea                           468,370   4,978,509       0.1%
    Kakao Corp.                                         13,040   1,147,101       0.0%
    Kangwon Land, Inc.                                  95,731   3,578,592       0.1%
    KB Financial Group, Inc.                           378,420  11,578,551       0.3%
    KB Financial Group, Inc. ADR                       103,883   3,159,082       0.1%
    KB Insurance Co., Ltd.                              68,080   1,848,361       0.0%
    KCC Corp.                                            7,792   2,897,339       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.         27,560   1,822,107       0.0%
    Kia Motors Corp.                                   293,465  12,308,414       0.3%
    Kolon Industries, Inc.                              11,973     733,550       0.0%
#   Korea Aerospace Industries, Ltd.                    49,936   2,957,862       0.1%
    Korea Electric Power Corp.                         220,479  11,976,144       0.3%
    Korea Electric Power Corp. Sponsored ADR            79,658   2,142,800       0.1%
    Korea Gas Corp.                                     40,921   1,480,514       0.0%
    Korea Investment Holdings Co., Ltd.                 60,382   2,428,684       0.1%
    Korea Kolmar Co., Ltd.                              17,594   1,339,141       0.0%
    Korea Zinc Co., Ltd.                                 7,147   3,099,156       0.1%
*   Korean Air Lines Co., Ltd.                          93,709   2,394,203       0.1%
    Korean Reinsurance Co.                              14,728     171,581       0.0%
    KT Corp. Sponsored ADR                              95,200   1,295,672       0.0%
    KT&G Corp.                                         132,438  14,268,223       0.3%
    Kumho Petrochemical Co., Ltd.                       20,929   1,247,294       0.0%
    Kwangju Bank                                         9,543      75,264       0.0%
    LG Chem, Ltd.                                       42,069  10,912,448       0.2%
    LG Corp.                                           105,265   6,273,743       0.1%
    LG Display Co., Ltd.                               363,272   7,561,752       0.2%
    LG Display Co., Ltd. ADR                           808,137   8,283,404       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                      PERCENTAGE
                                               SHARES    VALUE++    OF NET ASSETS**
                                               ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LG Electronics, Inc.                       205,019 $ 10,432,372       0.2%
    LG Household & Health Care, Ltd.            11,853   10,436,181       0.2%
    LG Innotek Co., Ltd.                        35,915    2,312,047       0.1%
    LG Uplus Corp.                             539,707    5,294,391       0.1%
*   Loen Entertainment, Inc.                     7,273      492,031       0.0%
    Lotte Chemical Corp.                        15,734    4,013,260       0.1%
    Lotte Chilsung Beverage Co., Ltd.              684    1,182,061       0.0%
    Lotte Shopping Co., Ltd.                    17,857    4,251,467       0.1%
    LS Corp.                                    21,498      952,637       0.0%
    LS Industrial Systems Co., Ltd.              6,817      311,378       0.0%
    Macquarie Korea Infrastructure Fund        447,213    3,323,769       0.1%
    Mando Corp.                                  9,354    1,543,129       0.0%
    Medy-Tox, Inc.                               5,027    1,858,304       0.1%
    Meritz Financial Group, Inc.                34,705      384,191       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.    54,827      775,743       0.0%
    Meritz Securities Co., Ltd.                249,896      786,174       0.0%
    Mirae Asset Securities Co., Ltd.            90,054    1,934,851       0.1%
    Muhak Co., Ltd.                             10,101      284,277       0.0%
    NAVER Corp.                                 33,801   20,032,066       0.4%
    NCSoft Corp.                                12,200    2,444,727       0.1%
    NH Investment & Securities Co., Ltd.       176,033    1,526,425       0.0%
#   NongShim Co., Ltd.                           3,534    1,157,330       0.0%
*   OCI Co., Ltd.                               27,861    2,758,092       0.1%
    Orion Corp.                                  4,535    3,689,590       0.1%
    Ottogi Corp.                                   973      695,468       0.0%
    Paradise Co., Ltd.                          26,633      403,685       0.0%
    POSCO                                       44,452    9,313,365       0.2%
    POSCO ADR                                   87,705    4,562,414       0.1%
    Posco Daewoo Corp.                          68,720    1,486,522       0.0%
    S-1 Corp.                                   14,503    1,182,887       0.0%
#   S-Oil Corp.                                 52,028    3,954,294       0.1%
    Samlip General Foods Co., Ltd.               2,676      498,735       0.0%
    Samsung C&T Corp.                           43,806    5,020,186       0.1%
    Samsung Card Co., Ltd.                      41,989    1,426,873       0.0%
    Samsung Electro-Mechanics Co., Ltd.         94,120    4,284,412       0.1%
    Samsung Electronics Co., Ltd.               97,289  106,028,534       2.3%
    Samsung Electronics Co., Ltd. GDR           52,509   28,672,951       0.6%
    Samsung Fire & Marine Insurance Co., Ltd.   48,145   12,410,969       0.3%
*   Samsung Heavy Industries Co., Ltd.         296,549    2,761,198       0.1%
    Samsung Life Insurance Co., Ltd.            68,654    6,586,119       0.2%
    Samsung SDI Co., Ltd.                       72,952    7,265,240       0.2%
    Samsung SDS Co., Ltd.                        2,556      381,116       0.0%
    Samsung Securities Co., Ltd.                53,061    1,822,329       0.0%
    Samyang Holdings Corp.                       3,274      466,438       0.0%
    Shinhan Financial Group Co., Ltd.          347,482   12,740,756       0.3%
    Shinhan Financial Group Co., Ltd. ADR       86,082    3,147,158       0.1%
    Shinsegae Co., Ltd.                          8,850    1,636,418       0.0%
    SK Chemicals Co., Ltd.                      10,422      663,583       0.0%
    SK Holdings Co., Ltd.                       43,128    8,452,662       0.2%
    SK Hynix, Inc.                             705,494   17,304,220       0.4%
    SK Innovation Co., Ltd.                     54,300    7,333,612       0.2%
    SK Networks Co., Ltd.                      173,269    1,029,148       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                               ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd.                            9,917 $  1,800,918       0.0%
    Woori Bank                                    543,488    4,993,586       0.1%
    Woori Bank Sponsored ADR                        1,026       28,292       0.0%
    Young Poong Corp.                                 416      394,434       0.0%
    Youngone Corp.                                 20,576      822,928       0.0%
    Yuhan Corp.                                     4,547    1,161,411       0.0%
                                                          ------------      ----
TOTAL SOUTH KOREA                                          668,385,666      14.7%
                                                          ------------      ----
TAIWAN -- (13.6%)
*   Acer, Inc.                                  5,322,811    1,888,298       0.1%
    Advanced Semiconductor Engineering, Inc.   12,317,929   11,852,744       0.3%
    Advantech Co., Ltd.                           400,254    2,820,889       0.1%
    Airtac International Group                    122,850      811,771       0.0%
    Asia Cement Corp.                           4,279,758    3,807,620       0.1%
    Asustek Computer, Inc.                        956,180    8,382,225       0.2%
    AU Optronics Corp.                         24,425,873    6,989,517       0.2%
    AU Optronics Corp. Sponsored ADR              326,626      914,553       0.0%
    Casetek Holdings, Ltd.                        313,000    1,405,637       0.0%
    Catcher Technology Co., Ltd.                  996,429    6,973,847       0.2%
    Cathay Financial Holding Co., Ltd.          8,176,450    9,155,891       0.2%
    Cathay Real Estate Development Co., Ltd.      309,000      136,774       0.0%
    Chailease Holding Co., Ltd.                 1,710,840    2,863,071       0.1%
    Chang Hwa Commercial Bank, Ltd.             8,362,160    4,359,368       0.1%
    Cheng Shin Rubber Industry Co., Ltd.        2,492,965    5,172,800       0.1%
    Chicony Electronics Co., Ltd.                 996,570    2,387,315       0.1%
*   China Airlines, Ltd.                        8,737,536    2,852,015       0.1%
    China Development Financial Holding Corp.  24,213,121    6,159,304       0.1%
    China Life Insurance Co., Ltd.              5,701,293    4,284,846       0.1%
    China Motor Corp.                             649,000      454,191       0.0%
    China Steel Chemical Corp.                    135,000      450,670       0.0%
    China Steel Corp.                          14,809,932   10,382,839       0.2%
    Chipbond Technology Corp.                   1,422,000    1,886,807       0.0%
    ChipMOS TECHNOLOGIES, Inc.                     21,000       20,290       0.0%
    Chunghwa Telecom Co., Ltd.                  1,608,000    5,428,987       0.1%
    Chunghwa Telecom Co., Ltd. ADR                246,757    8,414,414       0.2%
    Compal Electronics, Inc.                    9,936,541    5,832,633       0.1%
    CTBC Financial Holding Co., Ltd.           17,409,977    8,822,948       0.2%
    CTCI Corp.                                    829,000    1,078,441       0.0%
    Cub Elecparts, Inc.                            15,000      181,261       0.0%
    Delta Electronics, Inc.                     2,347,486   10,873,843       0.2%
    E.Sun Financial Holding Co., Ltd.          10,733,637    5,940,988       0.1%
    Eclat Textile Co., Ltd.                       253,336    2,883,494       0.1%
    Epistar Corp.                               1,764,000    1,129,692       0.0%
    Eternal Materials Co., Ltd.                   703,510      702,897       0.0%
*   Eva Airways Corp.                           5,768,324    2,855,217       0.1%
    Evergreen Marine Corp. Taiwan, Ltd.         3,219,261    1,185,088       0.0%
    Far Eastern Department Stores, Ltd.         1,717,592      919,088       0.0%
    Far Eastern International Bank                707,000      205,153       0.0%
    Far Eastern New Century Corp.               5,821,085    4,347,089       0.1%
    Far EasTone Telecommunications Co., Ltd.    2,601,000    5,865,023       0.1%
    Farglory Land Development Co., Ltd.           644,393      770,710       0.0%
    Feng TAY Enterprise Co., Ltd.                 411,093    1,766,400       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                   PERCENTAGE
                                            SHARES     VALUE++   OF NET ASSETS**
                                          ---------- ----------- ---------------
TAIWAN -- (Continued)
    First Financial Holding Co., Ltd.     17,022,129 $ 8,324,663       0.2%
    Formosa Chemicals & Fibre Corp.        3,034,518   7,732,518       0.2%
    Formosa International Hotels Corp.         1,808      10,950       0.0%
    Formosa Petrochemical Corp.              979,000   2,776,802       0.1%
    Formosa Plastics Corp.                 3,539,153   8,789,518       0.2%
    Formosa Taffeta Co., Ltd.                948,000     867,274       0.0%
    Foxconn Technology Co., Ltd.           1,772,899   3,647,092       0.1%
    Fubon Financial Holding Co., Ltd.      8,611,233  10,430,948       0.2%
    Giant Manufacturing Co., Ltd.            342,506   2,053,642       0.1%
    Gigasolar Materials Corp.                 31,800     527,908       0.0%
    Ginko International Co., Ltd.             45,000     486,817       0.0%
    Gourmet Master Co., Ltd.                  39,000     313,560       0.0%
    Highwealth Construction Corp.          1,880,190   2,818,387       0.1%
    Hiwin Technologies Corp.                 364,711   1,599,483       0.0%
    Hon Hai Precision Industry Co., Ltd.  15,697,867  37,393,311       0.8%
    Hotai Motor Co., Ltd.                    322,000   3,170,790       0.1%
    HTC Corp.                              1,198,235   3,045,658       0.1%
    Hua Nan Financial Holdings Co., Ltd.  11,616,768   5,628,276       0.1%
    Innolux Corp.                         27,802,241   8,580,077       0.2%
*   Inotera Memories, Inc.                 7,543,000   6,826,905       0.2%
    Inventec Corp.                         5,430,551   3,580,737       0.1%
    Kenda Rubber Industrial Co., Ltd.      1,061,149   1,846,088       0.0%
    King Slide Works Co., Ltd.                81,000     958,484       0.0%
    King Yuan Electronics Co., Ltd.        1,471,000   1,294,690       0.0%
    King's Town Bank Co., Ltd.             1,220,000     848,784       0.0%
    Kinsus Interconnect Technology Corp.     683,000   1,319,207       0.0%
    Largan Precision Co., Ltd.               133,860   9,343,972       0.2%
*   LCY Chemical Corp.                       156,123     185,106       0.0%
    Lite-On Technology Corp.               4,872,094   5,917,738       0.1%
    Lung Yen Life Service Corp.              125,000     210,951       0.0%
    Makalot Industrial Co., Ltd.             222,576   1,185,865       0.0%
    MediaTek, Inc.                         1,387,995   9,843,668       0.2%
    Mega Financial Holding Co., Ltd.      12,391,369   8,781,676       0.2%
    Mercuries Life Insurance Co., Ltd.       515,241     247,783       0.0%
    Merida Industry Co., Ltd.                226,287     927,030       0.0%
    Micro-Star International Co., Ltd.       631,000   1,004,308       0.0%
*   Nan Kang Rubber Tire Co., Ltd.            90,780      76,611       0.0%
    Nan Ya Plastics Corp.                  4,192,599   8,193,864       0.2%
    Nanya Technology Corp.                   881,010   1,024,840       0.0%
    Novatek Microelectronics Corp.         1,179,000   4,108,206       0.1%
    PChome Online, Inc.                      103,196   1,090,728       0.0%
    Pegatron Corp.                         4,604,345   9,699,804       0.2%
    Phison Electronics Corp.                 200,000   1,664,250       0.0%
    Pou Chen Corp.                         3,298,487   4,146,471       0.1%
    Powertech Technology, Inc.             2,158,819   4,356,933       0.1%
    Poya International Co., Ltd.              53,000     560,414       0.0%
    President Chain Store Corp.              831,831   5,881,361       0.1%
    Quanta Computer, Inc.                  3,586,000   5,764,016       0.1%
    Radiant Opto-Electronics Corp.           775,170   1,112,514       0.0%
    Realtek Semiconductor Corp.              531,950   1,485,523       0.0%
    Ruentex Development Co., Ltd.          1,036,709   1,165,909       0.0%
    Ruentex Industries, Ltd.                 408,182     568,404       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
    ScinoPharm Taiwan, Ltd.                                        144,467 $    189,434       0.0%
    Shin Kong Financial Holding Co., Ltd.                       15,207,656    3,069,276       0.1%
    Siliconware Precision Industries Co., Ltd.                   2,123,637    3,144,312       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        21,813      157,817       0.0%
    Simplo Technology Co., Ltd.                                    690,000    2,321,742       0.1%
    SinoPac Financial Holdings Co., Ltd.                        17,364,662    5,130,884       0.1%
    St Shine Optical Co., Ltd.                                      11,000      205,396       0.0%
    Standard Foods Corp.                                           420,633    1,018,192       0.0%
    Synnex Technology International Corp.                        1,631,756    1,616,141       0.0%
    Taichung Commercial Bank Co., Ltd.                             157,000       44,440       0.0%
    Tainan Spinning Co., Ltd.                                      320,412      129,425       0.0%
    Taishin Financial Holding Co., Ltd.                         18,266,197    6,890,954       0.2%
*   Taiwan Business Bank                                         7,922,039    2,040,498       0.1%
    Taiwan Cement Corp.                                          6,626,720    6,740,679       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.              12,285,590    5,417,834       0.1%
    Taiwan FamilyMart Co., Ltd.                                     89,000      578,011       0.0%
    Taiwan Fertilizer Co., Ltd.                                  1,415,000    1,920,564       0.1%
*   Taiwan Glass Industry Corp.                                  1,537,253      653,252       0.0%
    Taiwan Mobile Co., Ltd.                                      2,075,300    6,840,920       0.2%
    Taiwan Secom Co., Ltd.                                         362,670    1,020,803       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                25,188,808  115,726,652       2.6%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   1,672,158   39,446,207       0.9%
    Teco Electric and Machinery Co., Ltd.                        3,316,000    2,614,413       0.1%
    Ton Yi Industrial Corp.                                      1,228,000      588,612       0.0%
    Transcend Information, Inc.                                    320,181      898,461       0.0%
    Tripod Technology Corp.                                        713,870    1,305,444       0.0%
    Uni-President Enterprises Corp.                              7,340,033   13,213,443       0.3%
    United Microelectronics Corp.                               38,130,000   14,144,850       0.3%
    Vanguard International Semiconductor Corp.                   1,671,000    2,546,172       0.1%
    Voltronic Power Technology Corp.                                25,000      393,565       0.0%
*   Walsin Lihwa Corp.                                           4,619,000    1,207,142       0.0%
    Wan Hai Lines, Ltd.                                          1,237,800      679,313       0.0%
*   Winbond Electronics Corp.                                    6,597,000    1,708,656       0.0%
    Wintek Corp.                                                   604,760        6,433       0.0%
    Wistron Corp.                                                4,373,281    2,581,725       0.1%
    WPG Holdings, Ltd.                                           3,035,869    3,239,325       0.1%
    Yageo Corp.                                                  1,226,278    1,995,257       0.1%
*   Yang Ming Marine Transport Corp.                             3,045,300      803,221       0.0%
    Yuanta Financial Holding Co., Ltd.                          17,684,806    5,820,629       0.1%
    Yulon Motor Co., Ltd.                                        1,682,000    1,474,757       0.0%
    Zhen Ding Technology Holding, Ltd.                             903,700    1,894,004       0.1%
                                                                           ------------      ----
TOTAL TAIWAN                                                                640,456,017      14.1%
                                                                           ------------      ----
THAILAND -- (2.7%)
    Advanced Info Service PCL                                    1,440,700    6,434,274       0.2%
    Airports of Thailand PCL                                       578,400    6,491,062       0.2%
    Bangchak Petroleum PCL (The)                                   765,700      679,551       0.0%
    Bangkok Bank PCL(6077019)                                      271,700    1,291,217       0.0%
    Bangkok Bank PCL(6368360)                                      318,600    1,495,860       0.0%
    Bangkok Dusit Medical Services PCL Class F                   6,818,900    4,646,144       0.1%
    Bangkok Life Assurance PCL                                     653,900      716,051       0.0%
    Banpu PCL                                                    1,740,700      637,875       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                     SHARES     VALUE++   OF NET ASSETS**
                                                   ---------- ----------- ---------------
THAILAND -- (Continued)
    BEC World PCL                                   1,165,700 $   867,684       0.0%
    Berli Jucker PCL                                1,130,600   1,213,785       0.0%
    Big C Supercenter PCL(6763932)                     24,600     176,066       0.0%
    Big C Supercenter PCL(6368434)                    447,500   3,202,834       0.1%
    Bumrungrad Hospital PCL                           402,600   2,339,760       0.1%
    Central Pattana PCL                             1,779,300   2,687,033       0.1%
    Central Plaza Hotel PCL                         1,046,100   1,153,016       0.0%
    CH Karnchang PCL                                  543,900     393,171       0.0%
    Charoen Pokphand Foods PCL                      3,632,900   2,475,323       0.1%
    CP ALL PCL                                      4,313,700   5,649,922       0.1%
    Delta Electronics Thailand PCL                    656,900   1,354,045       0.0%
    Electricity Generating PCL                        319,300   1,622,552       0.0%
    Energy Absolute PCL                             1,391,300     848,402       0.0%
    Glow Energy PCL                                   826,500   2,094,052       0.1%
    Home Product Center PCL                        10,007,413   2,306,318       0.1%
    Indorama Ventures PCL                           3,391,500   2,767,184       0.1%
    Intouch Holdings PCL                              859,000   1,297,230       0.0%
    IRPC PCL                                       13,474,400   1,967,347       0.1%
*   Italian-Thai Development PCL                    3,103,700     630,869       0.0%
    Kasikornbank PCL(6364766)                         210,900   1,002,273       0.0%
    Kasikornbank PCL(6888794)                       1,146,600   5,481,884       0.1%
    KCE Electronics PCL                               382,700     860,062       0.0%
    Krung Thai Bank PCL                             5,429,887   2,720,384       0.1%
    Land & Houses PCL(6581930)                        790,000     194,503       0.0%
    Land & Houses PCL(6581941)                      2,454,540     593,784       0.0%
    Minor International PCL                         1,746,270   1,862,255       0.1%
    MK Restaurants Group PCL                          421,700     624,763       0.0%
    Pruksa Real Estate PCL                          2,722,600   2,007,070       0.1%
    PTT Exploration & Production PCL(B1359J0)       2,414,655   5,201,912       0.1%
    PTT Exploration & Production PCL(B1359L2)          65,409     140,911       0.0%
    PTT Global Chemical PCL                         1,807,472   3,234,097       0.1%
    PTT PCL                                         1,634,600  14,226,121       0.3%
    Ratchaburi Electricity Generating Holding PCL     824,700   1,192,309       0.0%
    Robinson Department Store PCL                     485,500     715,810       0.0%
    Siam Cement PCL (The)(6609906)                    166,400   2,334,269       0.1%
    Siam Cement PCL (The)(6609928)                    230,100   3,214,681       0.1%
    Siam City Cement PCL                              163,213   1,513,914       0.0%
    Siam Commercial Bank PCL (The)                  1,140,966   4,360,692       0.1%
    Siam Global House PCL                             851,898     270,715       0.0%
*   Singha Estate PCL                               2,331,800     337,120       0.0%
    Sino-Thai Engineering & Construction PCL          788,000     516,610       0.0%
    Srisawad Power 1979 PCL Class F                   251,637     304,371       0.0%
    Supalai PCL                                       577,900     339,163       0.0%
    Thai Oil PCL                                    1,120,300   2,116,799       0.1%
    Thai Union Group PCL Class F                    2,705,940   1,603,577       0.0%
    Thaicom PCL                                       683,600     562,654       0.0%
    Thanachart Capital PCL                          1,044,400   1,039,018       0.0%
    Tipco Asphalt PCL                               1,065,300     750,254       0.0%
    TMB Bank PCL                                   19,741,000   1,288,562       0.0%
    Total Access Communication PCL(B1YWK08)         1,459,300   1,410,002       0.0%
    Total Access Communication PCL(B231MK7)           214,100     206,867       0.0%
    TPI Polene PCL                                 12,385,600     886,459       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                            ---------- -------------- ---------------
THAILAND -- (Continued)
    True Corp. PCL                                          20,695,132 $    4,413,935       0.1%
    TTW PCL                                                  2,370,300        698,943       0.0%
                                                                       --------------      ----
TOTAL THAILAND                                                            125,665,370       2.8%
                                                                       --------------      ----
TURKEY -- (1.9%)
    Akbank TAS                                               2,209,103      6,787,751       0.2%
    Akcansa Cimento A.S.                                        54,101        279,424       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                267,527      2,103,283       0.1%
    Arcelik A.S.                                               540,990      3,632,061       0.1%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                  166,671      1,188,517       0.0%
    Aygaz A.S.                                                  23,546         97,015       0.0%
    BIM Birlesik Magazalar A.S.                                342,629      7,540,088       0.2%
    Coca-Cola Icecek A.S.                                      113,782      1,667,976       0.0%
    Enka Insaat ve Sanayi A.S.                                 521,425        905,168       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                    3,425,354      5,713,734       0.1%
    Ford Otomotiv Sanayi A.S.                                  118,255      1,589,711       0.0%
    KOC Holding A.S.                                           683,402      3,570,734       0.1%
*   Migros Ticaret A.S.                                         43,765        305,695       0.0%
*   Petkim Petrokimya Holding A.S.                           1,293,596      1,899,046       0.0%
    Soda Sanayii A.S.                                          177,200        298,116       0.0%
    TAV Havalimanlari Holding A.S.                             282,373      1,645,542       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                         212,178      1,678,654       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                    261,144      6,887,792       0.2%
*   Turk Hava Yollari AO                                     2,046,901      5,044,538       0.1%
    Turk Telekomunikasyon A.S.                                 699,083      1,688,371       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                      25,657        759,790       0.0%
    Turkcell Iletisim Hizmetleri A.S.                        1,142,611      4,944,552       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                       73,838        797,450       0.0%
    Turkiye Garanti Bankasi A.S.                             3,265,633     10,052,320       0.2%
    Turkiye Halk Bankasi A.S.                                1,181,282      4,536,569       0.1%
    Turkiye Is Bankasi Class C                               2,548,532      4,468,452       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                         40,017         25,026       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                     2,530,969      3,535,206       0.1%
    Turkiye Vakiflar Bankasi Tao Class D                     1,445,842      2,551,795       0.1%
    Ulker Biskuvi Sanayi A.S.                                  244,375      1,945,779       0.1%
*   Yapi ve Kredi Bankasi A.S.                               2,464,502      3,768,058       0.1%
                                                                       --------------      ----
TOTAL TURKEY                                                               91,908,213       2.0%
                                                                       --------------      ----
TOTAL COMMON STOCKS                                                     4,379,432,711      96.3%
                                                                       --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                        2,270,614     17,099,339       0.4%
    Braskem SA Class A                                          73,800        526,798       0.0%
    Centrais Eletricas Brasileiras SA Class B                  303,700      1,131,176       0.0%
    Cia Brasileira de Distribuicao                             310,022      4,562,103       0.1%
    Cia Energetica de Minas Gerais                           1,188,324      2,366,801       0.1%
*   Empresa Nacional de Comercio Redito e Participacoes SA         380          3,646       0.0%
    Gerdau SA                                                  836,068      1,898,580       0.1%
    Itau Unibanco Holding SA                                 3,924,570     37,508,357       0.8%
    Lojas Americanas SA                                        899,139      4,190,797       0.1%
*   Petroleo Brasileiro SA                                   2,825,761      8,405,186       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
BRAZIL -- (Continued)
*     Petroleo Brasileiro SA Sponsored ADR                              1,440,006 $    8,496,035        0.2%
      Suzano Papel e Celulose SA Class A                                  798,971      3,050,226        0.1%
      Telefonica Brasil SA                                                465,063      5,728,013        0.1%
      Vale SA                                                           1,990,191      9,108,267        0.2%
      Vale SA Sponsored ADR                                               364,278      1,653,822        0.0%
                                                                                  --------------      -----
TOTAL BRAZIL                                                                         105,729,146        2.4%
                                                                                  --------------      -----
CHILE -- (0.0%)
      Embotelladora Andina SA Class B                                     113,824        386,855        0.0%
                                                                                  --------------      -----
COLOMBIA -- (0.1%)
      Banco Davivienda SA                                                 209,529      1,974,156        0.1%
      Bancolombia SA                                                       30,330        288,321        0.0%
      Grupo Argos SA                                                       15,531         95,409        0.0%
      Grupo Aval Acciones y Valores SA                                  4,185,719      1,748,525        0.0%
      Grupo de Inversiones Suramericana SA                                105,209      1,403,432        0.0%
                                                                                  --------------      -----
TOTAL COLOMBIA                                                                         5,509,843        0.1%
                                                                                  --------------      -----
TOTAL PREFERRED STOCKS                                                               111,625,844        2.5%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cia de Transmissao de Energia Eletrica Paulista Rights 05/05/16          96            311        0.0%
                                                                                  --------------      -----
THAILAND -- (0.0%)
*     Banpu Public Co., Ltd. Rights 05/31/16                              870,350        388,705        0.0%
*     True Corp. PCL Rights 06/30/16                                    6,953,001         59,716        0.0%
                                                                                  --------------      -----
TOTAL THAILAND                                                                           448,421        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    448,732        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        4,491,507,287
                                                                                  --------------

                                                                                     VALUE+
                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund                                   18,338,278    212,173,878        4.7%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,038,294,827)                               $4,703,681,165      103.5%
                                                                                  ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  245,685,219             --   --    $  245,685,219
   Chile                           33,993,926 $   37,695,854   --        71,689,780
   China                          110,692,586    527,593,079   --       638,285,665
   Colombia                        27,466,666         13,712   --        27,480,378
   Czech Republic                          --      8,877,220   --         8,877,220
   Egypt                                   --      5,765,624   --         5,765,624
   Greece                                  --     12,625,172   --        12,625,172
   Hungary                                 --     16,647,353   --        16,647,353
   India                           32,908,215    516,150,919   --       549,059,134
   Indonesia                        5,255,573    139,319,110   --       144,574,683
   Malaysia                                --    196,021,793   --       196,021,793
   Mexico                         266,540,055          7,851   --       266,547,906
   Peru                            13,030,701             --   --        13,030,701
   Philippines                      1,846,587     82,369,624   --        84,216,211
   Poland                                  --     76,086,626   --        76,086,626
   Russia                                  --     89,313,434   --        89,313,434
   South Africa                    71,578,021    335,532,525   --       407,110,546
   South Korea                     22,618,822    645,766,844   --       668,385,666
   Taiwan                          48,932,991    591,523,026   --       640,456,017
   Thailand                       125,665,370             --   --       125,665,370
   Turkey                             797,450     91,110,763   --        91,908,213
Preferred Stocks
   Brazil                         105,725,500          3,646   --       105,729,146
   Chile                                   --        386,855   --           386,855
   Colombia                         5,509,843             --   --         5,509,843
Rights/Warrants
   Brazil                                  --            311   --               311
   Thailand                                --        448,421   --           448,421
Securities Lending Collateral              --    212,173,878   --       212,173,878
Futures Contracts**                 1,130,445             --   --         1,130,445
Forward Currency Contracts**               --            258   --               258
                               -------------- --------------   --    --------------
TOTAL                          $1,119,377,970 $3,585,433,898   --    $4,704,811,868
                               ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2016
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES      VALUE+    OF NET ASSETS**
                                            --------- ------------ ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (17.0%)
*   1-800-Flowers.com, Inc. Class A            44,330 $    347,990       0.0%
    A.H. Belo Corp. Class A                     7,356       36,265       0.0%
    Aaron's, Inc.                               4,830      126,594       0.0%
#   Arctic Cat, Inc.                            3,436       57,141       0.0%
#*  Ascent Capital Group, Inc. Class A          8,564      129,059       0.0%
#   Autoliv, Inc.                               9,404    1,151,708       0.0%
*   Ballantyne Strong, Inc.                     9,030       40,816       0.0%
*   Barnes & Noble Education, Inc.              7,710       72,166       0.0%
    Barnes & Noble, Inc.                       12,200      143,350       0.0%
    Bassett Furniture Industries, Inc.          2,900       85,579       0.0%
    Beasley Broadcast Group, Inc. Class A       9,471       36,274       0.0%
*   Beazer Homes USA, Inc.                      4,326       35,560       0.0%
*   Belmond, Ltd. Class A                      75,198      688,814       0.0%
#   Best Buy Co., Inc.                        197,800    6,345,424       0.1%
    Big 5 Sporting Goods Corp.                  8,501      102,777       0.0%
*   Biglari Holdings, Inc.                          8        2,992       0.0%
*   BJ's Restaurants, Inc.                     25,971    1,158,307       0.0%
    Bob Evans Farms, Inc.                      52,387    2,385,704       0.1%
*   Build-A-Bear Workshop, Inc.                25,874      340,761       0.0%
#*  Cabela's, Inc.                             53,051    2,766,610       0.1%
    Cable One, Inc.                             5,780    2,652,789       0.1%
    Caleres, Inc.                              74,697    1,883,111       0.0%
    Callaway Golf Co.                          38,543      359,992       0.0%
*   Cambium Learning Group, Inc.               37,733      171,685       0.0%
    Canterbury Park Holding Corp.               2,755       29,616       0.0%
    Carnival Corp.                            489,649   24,017,283       0.5%
#   Carriage Services, Inc.                    20,916      510,978       0.0%
*   Cavco Industries, Inc.                      7,600      666,444       0.0%
    CBS Corp. Class A                          28,263    1,695,497       0.0%
    CBS Corp. Class B                         201,625   11,272,854       0.2%
*   Christopher & Banks Corp.                  56,231      146,201       0.0%
    Churchill Downs, Inc.                       7,682    1,030,771       0.0%
    Citi Trends, Inc.                           3,415       61,333       0.0%
    Columbia Sportswear Co.                     8,634      505,693       0.0%
    Comcast Corp. Class A                   3,718,201  225,917,893       4.2%
#*  Conn's, Inc.                               25,450      349,683       0.0%
#   Core-Mark Holding Co., Inc.                48,118    3,929,316       0.1%
    CSS Industries, Inc.                       10,852      303,422       0.0%
    CST Brands, Inc.                           50,181    1,895,336       0.1%
    Culp, Inc.                                 10,036      263,345       0.0%
*   Delta Apparel, Inc.                         7,532      152,523       0.0%
    Destination Maternity Corp.                   200        1,394       0.0%
#   DeVry Education Group, Inc.                 8,757      151,934       0.0%
#   Dillard's, Inc. Class A                   120,300    8,475,135       0.2%
#*  Discovery Communications, Inc. Class B      3,762      102,533       0.0%
*   Discovery Communications, Inc. Class C      3,762      100,746       0.0%
#*  Dixie Group, Inc. (The)                    11,800       55,696       0.0%
*   Dorman Products, Inc.                      20,712    1,114,098       0.0%
    Dover Motorsports, Inc.                    15,098       34,725       0.0%
    DR Horton, Inc.                           208,125    6,256,237       0.1%
*   DreamWorks Animation SKG, Inc. Class A     46,429    1,853,446       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                          --------- ----------- ---------------
Consumer Discretionary -- (Continued)
            Educational Development Corp.                     1,679 $    23,959       0.0%
*           Eldorado Resorts, Inc.                           18,512     242,692       0.0%
            Escalade, Inc.                                      277       3,305       0.0%
#*          EW Scripps Co. (The) Class A                     81,265   1,233,603       0.0%
#*          Federal-Mogul Holdings Corp.                     36,417     336,493       0.0%
            Flanigan's Enterprises, Inc.                        865      15,994       0.0%
            Flexsteel Industries, Inc.                        2,068      84,561       0.0%
            Ford Motor Co.                                2,262,492  30,679,392       0.6%
            Fred's, Inc. Class A                             47,275     693,524       0.0%
*           FTD Cos., Inc.                                   24,893     692,274       0.0%
*           Fuel Systems Solutions, Inc.                      3,398      18,009       0.0%
*           G-III Apparel Group, Ltd.                        22,788   1,031,157       0.0%
*           Gaiam, Inc. Class A                               4,388      29,092       0.0%
#           GameStop Corp. Class A                          104,752   3,435,866       0.1%
*           Gaming Partners International Corp.                 500       4,525       0.0%
            Gannett Co., Inc.                                59,819   1,007,950       0.0%
            General Motors Co.                              802,642  25,524,016       0.5%
*           Genesco, Inc.                                     7,056     488,134       0.0%
            Graham Holdings Co. Class B                       5,780   2,754,401       0.1%
*           Gray Television, Inc.                            46,874     602,331       0.0%
            Group 1 Automotive, Inc.                         57,936   3,814,506       0.1%
            Harte-Hanks, Inc.                                55,608     101,207       0.0%
            Haverty Furniture Cos., Inc.                     33,479     625,053       0.0%
*           Helen of Troy, Ltd.                              64,389   6,408,637       0.1%
#*          hhgregg, Inc.                                    36,388      70,957       0.0%
            Hooker Furniture Corp.                           14,814     367,387       0.0%
*           Hyatt Hotels Corp. Class A                       14,601     699,096       0.0%
#*          Iconix Brand Group, Inc.                         65,319     553,905       0.0%
            International Speedway Corp. Class A             24,844     832,026       0.0%
*           J Alexander's Holdings, Inc.                      2,666      27,460       0.0%
#*          JAKKS Pacific, Inc.                              13,103      98,273       0.0%
#*          JC Penney Co., Inc.                              85,215     790,795       0.0%
            Johnson Outdoors, Inc. Class A                   15,588     376,138       0.0%
#           KB Home                                          30,800     417,956       0.0%
#           Kohl's Corp.                                     14,353     635,838       0.0%
            La-Z-Boy, Inc.                                   56,332   1,457,309       0.0%
*           Lakeland Industries, Inc.                        11,757     102,168       0.0%
#*          Lands' End, Inc.                                 21,056     512,292       0.0%
#           Lennar Corp. Class A                            224,100  10,153,971       0.2%
            Lennar Corp. Class B                              7,868     282,933       0.0%
#*          Liberty Braves Group Class A                      9,638     150,738       0.0%
(degrees)#  Liberty Braves Group Class B                        762      11,918       0.0%
*           Liberty Braves Group Class C                     20,801     310,351       0.0%
*           Liberty Broadband Corp. Class A                  24,095   1,381,125       0.0%
(degrees)*  Liberty Broadband Corp. Class B                   1,905     118,329       0.0%
*           Liberty Broadband Corp. Class C                  67,601   3,870,157       0.1%
*           Liberty Interactive Corp., QVC Group Class A    882,463  23,120,531       0.4%
#*          Liberty Interactive Corp., QVC Group Class B     35,706     934,605       0.0%
*           Liberty Media Group Class A                      24,095     440,938       0.0%
(degrees)#  Liberty Media Group Class B                       1,905      35,223       0.0%
*           Liberty Media Group Class C                      52,002     936,036       0.0%
*           Liberty SiriusXM Group Class A                   96,383   3,158,471       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                                SHARES    VALUE+    OF NET ASSETS**
                                                ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Liberty SiriusXM Group Class B                7,622 $   255,108       0.0%
*   Liberty SiriusXM Group Class C              208,010   6,660,480       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A   76,802   1,694,252       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B    3,570      82,289       0.0%
*   Liberty Ventures Series A                   202,261   8,090,440       0.2%
#*  Liberty Ventures Series B                     8,645     347,615       0.0%
    Lifetime Brands, Inc.                        16,431     283,763       0.0%
#   Lithia Motors, Inc. Class A                  34,933   2,900,138       0.1%
#*  Live Nation Entertainment, Inc.             145,347   3,122,054       0.1%
*   Loral Space & Communications, Inc.            1,920      70,426       0.0%
*   Luby's, Inc.                                 32,226     162,097       0.0%
*   M/I Homes, Inc.                              37,930     762,393       0.0%
*   Madison Square Garden Co. (The) Class A       9,852   1,546,567       0.0%
    Marcus Corp. (The)                           18,899     365,696       0.0%
*   MarineMax, Inc.                              29,164     554,408       0.0%
    Marriott Vacations Worldwide Corp.            2,531     158,542       0.0%
#*  McClatchy Co. (The) Class A                  60,603      67,269       0.0%
*   Media General, Inc.                          25,196     436,647       0.0%
    Meredith Corp.                               32,676   1,676,606       0.0%
*   Meritage Homes Corp.                         28,156     958,149       0.0%
*   MGM Resorts International                   227,871   4,853,652       0.1%
*   Modine Manufacturing Co.                     14,650     158,367       0.0%
*   Mohawk Industries, Inc.                      98,740  19,020,286       0.4%
*   Monarch Casino & Resort, Inc.                 1,103      20,957       0.0%
*   Motorcar Parts of America, Inc.              13,074     419,283       0.0%
    Movado Group, Inc.                           36,900   1,040,949       0.0%
*   MSG Networks, Inc. Class A                   29,558     505,146       0.0%
*   Murphy USA, Inc.                             30,778   1,767,273       0.0%
    NACCO Industries, Inc. Class A                6,832     406,641       0.0%
*   New York & Co., Inc.                          6,926      25,765       0.0%
#   Newell Brands, Inc.                         209,562   9,543,453       0.2%
    News Corp. Class A                          402,247   4,995,908       0.1%
#   News Corp. Class B                           99,903   1,294,743       0.0%
*   Office Depot, Inc.                          181,609   1,067,861       0.0%
    Penske Automotive Group, Inc.                43,845   1,715,655       0.0%
*   Perry Ellis International, Inc.              19,169     365,169       0.0%
#   PulteGroup, Inc.                            143,221   2,633,834       0.1%
    PVH Corp.                                    31,964   3,055,758       0.1%
    RCI Hospitality Holdings, Inc.               12,026     123,267       0.0%
#*  Red Robin Gourmet Burgers, Inc.              31,175   2,022,010       0.1%
*   Regis Corp.                                  49,623     678,346       0.0%
    Rent-A-Center, Inc.                          76,435   1,123,594       0.0%
    Rocky Brands, Inc.                            8,729     105,184       0.0%
#   Royal Caribbean Cruises, Ltd.               322,500  24,961,500       0.5%
#*  Ruby Tuesday, Inc.                           17,500      77,000       0.0%
    Saga Communications, Inc. Class A             8,693     365,541       0.0%
    Salem Media Group, Inc.                      10,922      84,864       0.0%
    Scholastic Corp.                             30,900   1,124,142       0.0%
*   Sequential Brands Group, Inc.                    70         389       0.0%
    Service Corp. International                 274,069   7,309,420       0.2%
#*  Shiloh Industries, Inc.                      15,461      99,723       0.0%
    Shoe Carnival, Inc.                          33,450     857,323       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                              SHARES      VALUE+    OF NET ASSETS**
                                             --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Spartan Motors, Inc.                        16,820 $     81,745       0.0%
    Speedway Motorsports, Inc.                  16,132      282,633       0.0%
    Stage Stores, Inc.                          37,214      273,895       0.0%
    Standard Motor Products, Inc.               37,342    1,326,014       0.0%
    Staples, Inc.                              426,509    4,350,392       0.1%
*   Starz Class B                                7,422      186,812       0.0%
*   Stoneridge, Inc.                            19,361      276,088       0.0%
    Strattec Security Corp.                      5,224      276,350       0.0%
    Superior Industries International, Inc.     23,275      607,943       0.0%
    Superior Uniform Group, Inc.                17,956      341,523       0.0%
*   Sypris Solutions, Inc.                       8,460        9,644       0.0%
    Tailored Brands, Inc.                       52,860      920,821       0.0%
*   Tandy Leather Factory, Inc.                  9,974       70,317       0.0%
    Target Corp.                                 4,925      391,537       0.0%
    TEGNA, Inc.                                119,639    2,794,767       0.1%
    Time Warner Cable, Inc.                    693,942  147,192,038       2.8%
    Time Warner, Inc.                        1,534,860  115,329,380       2.2%
    Time, Inc.                                 191,857    2,820,298       0.1%
#*  Toll Brothers, Inc.                        187,706    5,124,374       0.1%
*   Trans World Entertainment Corp.              5,781       22,430       0.0%
#*  Tuesday Morning Corp.                       60,500      525,140       0.0%
    Twenty-First Century Fox, Inc. Class A   1,287,383   38,956,210       0.7%
    Twenty-First Century Fox, Inc. Class B     550,972   16,595,277       0.3%
*   Unifi, Inc.                                 43,422    1,118,551       0.0%
*   Universal Electronics, Inc.                  3,206      212,910       0.0%
    Vail Resorts, Inc.                          11,600    1,503,824       0.0%
*   Vista Outdoor, Inc.                         77,610    3,723,728       0.1%
*   VOXX International Corp.                     3,750       16,838       0.0%
    Walt Disney Co. (The)                       26,220    2,707,477       0.1%
    Wendy's Co. (The)                          242,704    2,635,765       0.1%
#*  West Marine, Inc.                           26,468      265,209       0.0%
    Whirlpool Corp.                             30,049    5,232,733       0.1%
    Wyndham Worldwide Corp.                     94,848    6,729,466       0.1%
                                                       ------------      ----
Total Consumer Discretionary                            928,633,278      17.3%
                                                       ------------      ----
Consumer Staples -- (8.5%)
    Alico, Inc.                                    960       27,754       0.0%
*   Alliance One International, Inc.             3,508       89,489       0.0%
    Andersons, Inc. (The)                       23,660      792,847       0.0%
    Archer-Daniels-Midland Co.                 813,476   32,490,231       0.6%
    Bunge, Ltd.                                121,368    7,585,500       0.2%
*   CCA Industries, Inc.                         8,323       27,716       0.0%
*   Central Garden & Pet Co.                    25,184      409,744       0.0%
*   Central Garden & Pet Co. Class A            48,121      783,891       0.0%
    Constellation Brands, Inc. Class A         249,042   38,865,494       0.7%
    Constellation Brands, Inc. Class B          12,715    1,996,255       0.1%
#*  Craft Brew Alliance, Inc.                    9,754       83,104       0.0%
    CVS Health Corp.                         1,510,745  151,829,872       2.8%
#   Fresh Del Monte Produce, Inc.               39,437    1,706,045       0.0%
#*  Hain Celestial Group, Inc. (The)            87,292    3,654,043       0.1%
    Ingles Markets, Inc. Class A                11,437      412,533       0.0%
    Ingredion, Inc.                             62,117    7,149,045       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                          --------- ------------ ---------------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)                    108,204 $ 13,739,744       0.3%
    John B Sanfilippo & Son, Inc.            10,428      576,981       0.0%
    Kraft Heinz Co. (The)                    12,665      988,757       0.0%
#*  Landec Corp.                             37,056      416,880       0.0%
*   Mannatech, Inc.                             717       14,942       0.0%
    MGP Ingredients, Inc.                     4,788      126,499       0.0%
    Molson Coors Brewing Co. Class A          1,908      178,369       0.0%
    Molson Coors Brewing Co. Class B        186,550   17,839,776       0.3%
    Mondelez International, Inc. Class A  2,081,099   89,404,013       1.7%
*   Nutraceutical International Corp.        14,615      344,768       0.0%
    Oil-Dri Corp. of America                  5,047      168,368       0.0%
*   Omega Protein Corp.                      25,852      480,589       0.0%
#*  Post Holdings, Inc.                      50,201    3,606,440       0.1%
    Reynolds American, Inc.                 188,277    9,338,539       0.2%
    Sanderson Farms, Inc.                    16,100    1,477,014       0.0%
*   Seaboard Corp.                            1,812    5,441,436       0.1%
*   Seneca Foods Corp. Class A                6,301      205,350       0.0%
*   Seneca Foods Corp. Class B                  300        9,909       0.0%
    Snyder's-Lance, Inc.                     32,153    1,027,931       0.0%
    SpartanNash Co.                          34,281      949,584       0.0%
#   Spectrum Brands Holdings, Inc.           46,130    5,240,368       0.1%
#*  TreeHouse Foods, Inc.                    24,190    2,138,396       0.1%
#   Tyson Foods, Inc. Class A               405,030   26,659,075       0.5%
    Universal Corp.                          22,290    1,215,919       0.0%
    Wal-Mart Stores, Inc.                     8,438      564,249       0.0%
    Walgreens Boots Alliance, Inc.          415,953   32,976,754       0.6%
    Weis Markets, Inc.                       11,602      528,123       0.0%
                                                    ------------       ---
Total Consumer Staples                               463,562,336       8.6%
                                                    ------------       ---
Energy -- (13.6%)
    Adams Resources & Energy, Inc.            6,004      241,661       0.0%
    Alon USA Energy, Inc.                    33,484      351,582       0.0%
    Anadarko Petroleum Corp.                475,268   25,075,140       0.5%
#   Apache Corp.                             77,083    4,193,315       0.1%
    Archrock, Inc.                           69,200      681,620       0.0%
#   Atwood Oceanics, Inc.                     4,600       44,436       0.0%
    Baker Hughes, Inc.                      127,976    6,188,919       0.1%
*   Barnwell Industries, Inc.                 8,038       13,665       0.0%
#   Bristow Group, Inc.                      40,138      919,963       0.0%
#*  C&J Energy Services, Ltd.                37,416       54,253       0.0%
    California Resources Corp.              139,823      307,611       0.0%
*   Callon Petroleum Co.                     13,214      138,879       0.0%
    Chevron Corp.                         1,059,509  108,260,630       2.0%
#*  Cloud Peak Energy, Inc.                  33,115       73,184       0.0%
    ConocoPhillips                        1,728,838   82,621,168       1.5%
*   Contango Oil & Gas Co.                    1,064       13,385       0.0%
*   Dawson Geophysical Co.                   30,611      157,341       0.0%
    Delek US Holdings, Inc.                  52,256      830,348       0.0%
    Denbury Resources, Inc.                 289,460    1,117,316       0.0%
    Devon Energy Corp.                       81,126    2,813,450       0.1%
    EOG Resources, Inc.                     152,054   12,562,701       0.2%
*   Era Group, Inc.                          24,458      233,085       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                       PERCENTAGE
                                               SHARES      VALUE+    OF NET ASSETS**
                                              --------- ------------ ---------------
Energy -- (Continued)
*   Exterran Corp.                               34,600 $    529,380       0.0%
    Exxon Mobil Corp.                         2,285,264  202,017,338       3.8%
#   Green Plains, Inc.                           26,534      480,265       0.0%
    Gulf Island Fabrication, Inc.                15,018      112,785       0.0%
#*  Gulfmark Offshore, Inc. Class A              27,750      188,145       0.0%
    Halliburton Co.                              47,970    1,981,641       0.0%
#*  Harvest Natural Resources, Inc.              35,577       20,279       0.0%
#*  Helix Energy Solutions Group, Inc.          103,010      888,976       0.0%
#   Helmerich & Payne, Inc.                     108,670    7,185,260       0.1%
    Hess Corp.                                  178,172   10,622,615       0.2%
    HollyFrontier Corp.                          32,210    1,146,676       0.0%
#*  Hornbeck Offshore Services, Inc.             29,719      348,901       0.0%
    Kinder Morgan, Inc.                         260,042    4,618,346       0.1%
    Marathon Oil Corp.                          467,019    6,580,298       0.1%
    Marathon Petroleum Corp.                    903,936   35,325,819       0.7%
*   Matrix Service Co.                           15,423      290,569       0.0%
#   Murphy Oil Corp.                            148,967    5,324,081       0.1%
    Nabors Industries, Ltd.                     181,974    1,783,345       0.0%
    National Oilwell Varco, Inc.                250,948    9,044,166       0.2%
*   Natural Gas Services Group, Inc.             15,026      345,448       0.0%
*   Newpark Resources, Inc.                      97,395      454,835       0.0%
#   Noble Corp. P.L.C.                           74,243      833,749       0.0%
    Noble Energy, Inc.                          133,794    4,831,301       0.1%
    Overseas Shipholding Group, Inc. Class A        235          477       0.0%
#*  Parker Drilling Co.                         142,573      436,273       0.0%
#   Patterson-UTI Energy, Inc.                  152,325    3,008,419       0.1%
#*  PDC Energy, Inc.                             24,103    1,513,427       0.0%
*   PHI, Inc. Non-voting                         15,570      349,079       0.0%
*   PHI, Inc. Voting                              1,099       22,991       0.0%
    Phillips 66                                 883,414   72,537,123       1.4%
*   Pioneer Energy Services Corp.                74,262      230,955       0.0%
    Pioneer Natural Resources Co.                88,400   14,683,240       0.3%
    QEP Resources, Inc.                          33,043      592,461       0.0%
*   Renewable Energy Group, Inc.                  2,882       28,013       0.0%
*   REX American Resources Corp.                  4,050      220,198       0.0%
    Rowan Cos. P.L.C. Class A                   118,378    2,226,690       0.1%
    Schlumberger, Ltd.                          602,942   48,440,360       0.9%
#*  SEACOR Holdings, Inc.                        20,471    1,203,081       0.0%
    SemGroup Corp. Class A                        4,727      144,930       0.0%
#   Ship Finance International, Ltd.             12,481      189,337       0.0%
    Superior Energy Services, Inc.               75,686    1,276,066       0.0%
#   Teekay Corp.                                 37,720      422,464       0.0%
    Tesco Corp.                                   3,745       35,428       0.0%
    Tesoro Corp.                                168,807   13,452,230       0.3%
*   TETRA Technologies, Inc.                     25,510      183,672       0.0%
#   Tidewater, Inc.                              49,127      430,352       0.0%
    Transocean, Ltd.                            252,980    2,803,018       0.1%
#*  Triangle Petroleum Corp.                      1,631          732       0.0%
*   Unit Corp.                                   52,140      660,092       0.0%
    Valero Energy Corp.                         605,899   35,669,274       0.7%
*   Weatherford International P.L.C.            281,383    2,287,644       0.1%
    Western Refining, Inc.                       47,810    1,279,396       0.0%

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CONTINUED


                                                                          PERCENTAGE
                                                  SHARES      VALUE+    OF NET ASSETS**
                                                 --------- ------------ ---------------
Energy -- (Continued)
#*  Whiting Petroleum Corp.                         16,007 $    192,084       0.0%
*   Willbros Group, Inc.                            18,620       59,584       0.0%
                                                           ------------      ----
Total Energy                                                746,426,960      13.9%
                                                           ------------      ----
Financials -- (18.6%)
    1st Source Corp.                                45,305    1,560,304       0.0%
    Aflac, Inc.                                     81,778    5,640,229       0.1%
    Alexander & Baldwin, Inc.                       66,838    2,555,885       0.1%
*   Alleghany Corp.                                  3,115    1,623,787       0.0%
    Allied World Assurance Co. Holdings AG          76,431    2,719,415       0.1%
    Allstate Corp. (The)                           211,174   13,736,869       0.3%
    American Equity Investment Life Holding Co.     88,700    1,241,800       0.0%
    American Financial Group, Inc.                 173,596   11,997,220       0.2%
*   American Independence Corp.                        173        3,773       0.0%
    American International Group, Inc.             899,581   50,214,611       1.0%
    American National Insurance Co.                 23,302    2,705,828       0.1%
    Ameris Bancorp                                  12,022      377,491       0.0%
    AmeriServ Financial, Inc.                       33,075      101,871       0.0%
*   Arch Capital Group, Ltd.                         3,094      218,096       0.0%
    Argo Group International Holdings, Ltd.         46,942    2,580,402       0.1%
    Aspen Insurance Holdings, Ltd.                 102,623    4,756,576       0.1%
    Associated Banc-Corp                            31,434      573,356       0.0%
    Assurant, Inc.                                  65,820    5,566,397       0.1%
    Assured Guaranty, Ltd.                         122,989    3,181,725       0.1%
*   Asta Funding, Inc.                               7,527       75,345       0.0%
    Astoria Financial Corp.                         19,344      290,934       0.0%
*   Atlanticus Holdings Corp.                       19,218       58,038       0.0%
#*  AV Homes, Inc.                                   3,852       44,298       0.0%
    Axis Capital Holdings, Ltd.                      8,510      453,328       0.0%
    Baldwin & Lyons, Inc. Class A                      300        7,065       0.0%
    Baldwin & Lyons, Inc. Class B                    6,556      160,229       0.0%
*   Bancorp, Inc. (The)                                459        2,603       0.0%
    Bank Mutual Corp.                               14,475      116,958       0.0%
    Bank of America Corp.                        5,529,894   80,515,257       1.5%
    Bank of New York Mellon Corp. (The)            497,075   20,002,298       0.4%
    BankFinancial Corp.                             21,475      265,431       0.0%
    BB&T Corp.                                     120,935    4,278,680       0.1%
    BCB Bancorp, Inc.                                1,059       10,717       0.0%
    Berkshire Hills Bancorp, Inc.                   30,747      834,474       0.0%
    Capital City Bank Group, Inc.                   15,389      228,065       0.0%
    Capital One Financial Corp.                    373,787   27,058,441       0.5%
*   Cascade Bancorp                                 15,799       95,584       0.0%
    Cathay General Bancorp                          17,730      541,120       0.0%
    CenterState Banks, Inc.                            747       12,169       0.0%
#   Century Bancorp, Inc. Class A                      495       21,038       0.0%
    Chicopee Bancorp, Inc.                             366        6,654       0.0%
    Chubb, Ltd.                                     78,818    9,289,489       0.2%
    Cincinnati Financial Corp.                      16,626    1,097,482       0.0%
#   CIT Group, Inc.                                 45,907    1,587,005       0.0%
    Citigroup, Inc.                              2,111,653   97,727,301       1.8%
    Citizens Community Bancorp, Inc.                10,355       94,955       0.0%
    CME Group, Inc.                                414,385   38,086,125       0.7%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------- ----------- ---------------
Financials -- (Continued)
    CNA Financial Corp.                            243,632 $ 7,698,771       0.2%
    CNO Financial Group, Inc.                      301,264   5,534,220       0.1%
    Codorus Valley Bancorp, Inc.                       138       2,890       0.0%
    Comerica, Inc.                                  16,431     729,536       0.0%
    Community West Bancshares                          400       2,904       0.0%
*   Consumer Portfolio Services, Inc.               30,005     118,520       0.0%
#*  Cowen Group, Inc. Class A                       15,961      55,624       0.0%
    Donegal Group, Inc. Class A                     13,586     208,002       0.0%
    Donegal Group, Inc. Class B                        300       4,394       0.0%
*   E*TRADE Financial Corp.                         89,699   2,258,621       0.1%
    Eastern Virginia Bankshares, Inc.                  307       2,155       0.0%
    EMC Insurance Group, Inc.                       27,511     727,941       0.0%
#*  Emergent Capital, Inc.                           3,602      15,777       0.0%
    Endurance Specialty Holdings, Ltd.              94,576   6,050,972       0.1%
    Enterprise Financial Services Corp.              3,235      88,542       0.0%
    ESSA Bancorp, Inc.                               8,217     111,340       0.0%
    Evans Bancorp, Inc.                              1,681      41,016       0.0%
    Everest Re Group, Ltd.                          34,913   6,455,414       0.1%
    Farmers Capital Bank Corp.                         302       8,489       0.0%
    FBL Financial Group, Inc. Class A               24,660   1,491,190       0.0%
    Federal Agricultural Mortgage Corp. Class A        177       6,791       0.0%
    Federal Agricultural Mortgage Corp. Class C      9,200     374,256       0.0%
    Federated National Holding Co.                  13,665     260,318       0.0%
    Fidelity Southern Corp.                          7,213     116,562       0.0%
    Fifth Third Bancorp                             92,166   1,687,559       0.0%
*   First Acceptance Corp.                          27,414      47,700       0.0%
#   First American Financial Corp.                  61,982   2,232,592       0.1%
    First Bancorp                                   16,138     329,215       0.0%
    First Business Financial Services, Inc.            964      24,399       0.0%
    First Citizens BancShares, Inc. Class A          8,627   2,199,885       0.1%
    First Commonwealth Financial Corp.              30,547     280,421       0.0%
    First Community Bancshares, Inc.                   183       3,808       0.0%
    First Defiance Financial Corp.                  10,880     430,630       0.0%
    First Financial Northwest, Inc.                 25,371     346,060       0.0%
    First Merchants Corp.                           41,623   1,067,630       0.0%
    First Midwest Bancorp, Inc.                      7,168     132,465       0.0%
    First South Bancorp, Inc.                        2,278      19,591       0.0%
    FNB Corp.                                       63,117     834,407       0.0%
    FNF Group                                       46,321   1,477,640       0.0%
*   FNFV Group                                      15,438     166,267       0.0%
    Fox Chase Bancorp, Inc.                            351       6,918       0.0%
#*  Genworth Financial, Inc. Class A                34,964     119,927       0.0%
    German American Bancorp, Inc.                    4,179     134,689       0.0%
#*  Global Indemnity P.L.C.                          8,282     260,469       0.0%
    Goldman Sachs Group, Inc. (The)                209,155  34,324,427       0.7%
    Great Southern Bancorp, Inc.                     1,616      61,182       0.0%
    Griffin Industrial Realty, Inc.                  1,500      38,550       0.0%
    Guaranty Federal Bancshares, Inc.                1,684      27,365       0.0%
*   Hallmark Financial Services, Inc.               20,834     235,216       0.0%
    Hanover Insurance Group, Inc. (The)             88,829   7,617,975       0.2%
    Hartford Financial Services Group, Inc. (The)  320,787  14,236,527       0.3%
    Heartland Financial USA, Inc.                      465      15,582       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Financials -- (Continued)
    HF Financial Corp.                               400 $      8,040       0.0%
*   Hilltop Holdings, Inc.                        26,171      519,756       0.0%
#   Hingham Institution for Savings                  500       63,995       0.0%
*   HMN Financial, Inc.                            3,456       43,027       0.0%
    Home Bancorp, Inc.                               719       20,074       0.0%
    HopFed Bancorp, Inc.                           6,781       76,286       0.0%
    Horace Mann Educators Corp.                   58,206    1,810,207       0.1%
    Huntington Bancshares, Inc.                   70,847      712,721       0.0%
    Iberiabank Corp.                                 697       41,116       0.0%
    Independence Holding Co.                      13,333      204,928       0.0%
    Infinity Property & Casualty Corp.            15,800    1,266,528       0.0%
    International Bancshares Corp.                   800       20,952       0.0%
    Investment Technology Group, Inc.             23,677      462,175       0.0%
    Investors Title Co.                            1,169      111,324       0.0%
    Janus Capital Group, Inc.                     24,840      362,664       0.0%
    JPMorgan Chase & Co.                       2,192,830  138,586,856       2.6%
    Kemper Corp.                                  46,361    1,435,337       0.0%
    Kentucky First Federal Bancorp                 2,400       22,464       0.0%
    KeyCorp                                      526,210    6,467,121       0.1%
    Lake Sunapee Bank Group                        3,667       52,218       0.0%
    Lakeland Bancorp, Inc.                         8,740       96,927       0.0%
    Landmark Bancorp, Inc.                         2,169       55,700       0.0%
    Legg Mason, Inc.                              56,555    1,815,981       0.1%
    Leucadia National Corp.                       35,258      588,103       0.0%
    Lincoln National Corp.                       172,995    7,516,633       0.2%
    Loews Corp.                                  243,798    9,673,905       0.2%
#   M&T Bank Corp.                                 4,241      501,795       0.0%
    Macatawa Bank Corp.                           18,892      128,655       0.0%
    Mackinac Financial Corp.                       6,893       73,204       0.0%
    Maiden Holdings, Ltd.                          5,792       70,836       0.0%
    MainSource Financial Group, Inc.              45,000      983,250       0.0%
*   Markel Corp.                                     101       90,810       0.0%
    Marlin Business Services Corp.                14,241      210,624       0.0%
    MB Financial, Inc.                            19,678      684,007       0.0%
*   MBIA, Inc.                                    82,267      641,683       0.0%
    MBT Financial Corp.                           24,724      217,571       0.0%
    Mercantile Bank Corp.                          4,422      106,659       0.0%
    Meta Financial Group, Inc.                     1,083       53,738       0.0%
    MetLife, Inc.                                991,138   44,700,324       0.8%
    MidWestOne Financial Group, Inc.                 346        9,813       0.0%
    Morgan Stanley                             1,054,617   28,537,936       0.5%
    MutualFirst Financial, Inc.                    2,300       60,490       0.0%
    Nasdaq, Inc.                                  42,129    2,599,781       0.1%
    National Western Life Group, Inc. Class A        900      195,030       0.0%
*   Navigators Group, Inc. (The)                   3,685      304,418       0.0%
    New York Community Bancorp, Inc.              54,969      826,184       0.0%
*   NewStar Financial, Inc.                       41,166      396,017       0.0%
    Northrim BanCorp, Inc.                         5,734      147,937       0.0%
    OFG Bancorp                                   30,191      266,587       0.0%
    Old Republic International Corp.             172,923    3,197,346       0.1%
    Oppenheimer Holdings, Inc. Class A             3,097       47,322       0.0%
*   Pacific Mercantile Bancorp                     4,174       31,347       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                      PERCENTAGE
                                               SHARES     VALUE+    OF NET ASSETS**
                                              --------- ----------- ---------------
Financials -- (Continued)
    PacWest Bancorp                               1,076 $    43,018       0.0%
    Park Sterling Corp.                           3,253      23,747       0.0%
#   People's United Financial, Inc.              68,700   1,064,850       0.0%
    Peoples Bancorp of North Carolina, Inc.         250       4,828       0.0%
    Peoples Bancorp, Inc.                        15,923     342,185       0.0%
*   PHH Corp.                                    54,576     700,210       0.0%
*   Phoenix Cos., Inc. (The)                      2,631      97,373       0.0%
    Pinnacle Financial Partners, Inc.            23,924   1,176,343       0.0%
*   Piper Jaffray Cos.                              312      13,014       0.0%
    PNC Financial Services Group, Inc. (The)     88,465   7,765,458       0.2%
    Popular, Inc.                                56,536   1,680,250       0.0%
    Premier Financial Bancorp, Inc.               4,434      70,767       0.0%
    Principal Financial Group, Inc.             218,754   9,336,421       0.2%
    Provident Financial Holdings, Inc.              544       9,411       0.0%
#   Provident Financial Services, Inc.           21,059     420,759       0.0%
    Prudential Financial, Inc.                  497,625  38,635,605       0.7%
    Pulaski Financial Corp.                       4,550      73,573       0.0%
#   Radian Group, Inc.                          161,945   2,071,277       0.1%
    Regions Financial Corp.                   1,302,555  12,217,966       0.2%
    Reinsurance Group of America, Inc.          169,166  16,107,987       0.3%
    RenaissanceRe Holdings, Ltd.                 12,667   1,404,897       0.0%
    Renasant Corp.                               42,102   1,445,783       0.0%
#*  Republic First Bancorp, Inc.                  2,174      10,109       0.0%
    Resource America, Inc. Class A               21,051     133,042       0.0%
    Riverview Bancorp, Inc.                       1,682       7,334       0.0%
    Safety Insurance Group, Inc.                 26,197   1,483,012       0.0%
    Sandy Spring Bancorp, Inc.                    9,125     260,884       0.0%
*   Select Bancorp, Inc.                            600       4,914       0.0%
#   Selective Insurance Group, Inc.              45,200   1,568,892       0.0%
    SI Financial Group, Inc.                      5,661      78,801       0.0%
    South State Corp.                             8,549     598,259       0.0%
*   Southern First Bancshares, Inc.               1,216      31,008       0.0%
    Southwest Bancorp, Inc.                      16,974     272,433       0.0%
    State Auto Financial Corp.                   15,100     309,701       0.0%
    State Street Corp.                           12,833     799,496       0.0%
    Sterling Bancorp                             70,552   1,152,820       0.0%
    Stewart Information Services Corp.           12,271     427,276       0.0%
*   Stratus Properties, Inc.                      3,069      73,349       0.0%
    Suffolk Bancorp                                 205       4,918       0.0%
    SunTrust Banks, Inc.                        287,532  12,001,586       0.2%
*   Synchrony Financial                         914,357  27,951,893       0.5%
    Synovus Financial Corp.                      22,796     710,323       0.0%
    Timberland Bancorp, Inc.                      2,500      34,550       0.0%
    Tiptree Financial, Inc. Class A              37,071     205,003       0.0%
    Torchmark Corp.                               7,000     405,230       0.0%
    Travelers Cos., Inc. (The)                  132,163  14,524,714       0.3%
    Trico Bancshares                                854      22,990       0.0%
    Trustmark Corp.                               4,194     102,795       0.0%
    Umpqua Holdings Corp.                        34,932     552,974       0.0%
*   Unico American Corp.                          1,900      21,375       0.0%
    Union Bankshares Corp.                       37,042     978,279       0.0%
#   United Bankshares, Inc.                      12,121     468,961       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                          --------- -------------- ---------------
Financials -- (Continued)
    United Financial Bancorp, Inc.            9,193 $      119,325       0.0%
    United Fire Group, Inc.                  24,429      1,094,908       0.0%
*   United Security Bancshares                  424          2,281       0.0%
    Unity Bancorp, Inc.                       3,636         42,759       0.0%
    Unum Group                              517,445     17,701,793       0.3%
    Validus Holdings, Ltd.                    8,958        412,874       0.0%
    Valley National Bancorp                     768          7,265       0.0%
    Voya Financial, Inc.                     14,373        466,691       0.0%
    Washington Federal, Inc.                 97,887      2,377,675       0.1%
    Waterstone Financial, Inc.                1,426         19,993       0.0%
    Wells Fargo & Co.                     1,406,844     70,314,063       1.3%
    WesBanco, Inc.                           31,678      1,017,814       0.0%
    West BanCorp, Inc.                        5,278         98,435       0.0%
    Westfield Financial, Inc.                10,811         82,812       0.0%
    Wintrust Financial Corp.                 24,224      1,260,132       0.0%
    WR Berkley Corp.                          5,305        297,080       0.0%
    XL Group P.L.C.                         240,766      7,880,271       0.2%
#   Zions Bancorporation                     53,325      1,467,504       0.0%
                                                    --------------      ----
Total Financials                                     1,016,724,779      18.9%
                                                    --------------      ----
Health Care -- (11.0%)
    Aceto Corp.                              31,686        710,717       0.0%
#*  Addus HomeCare Corp.                      2,044         37,814       0.0%
    Aetna, Inc.                             558,462     62,698,529       1.2%
#*  Albany Molecular Research, Inc.          24,874        374,354       0.0%
*   Alere, Inc.                              45,800      1,786,200       0.0%
*   Allergan P.L.C.                         117,350     25,413,316       0.5%
*   Amsurg Corp.                             30,743      2,489,568       0.1%
    Analogic Corp.                            2,988        236,022       0.0%
#*  AngioDynamics, Inc.                      14,354        175,837       0.0%
#*  Anika Therapeutics, Inc.                 14,671        669,878       0.0%
    Anthem, Inc.                            504,640     71,038,173       1.3%
*   Arrhythmia Research Technology, Inc.      1,200          4,950       0.0%
*   Boston Scientific Corp.               1,204,199     26,396,042       0.5%
*   Brookdale Senior Living, Inc.             4,785         88,331       0.0%
    Cigna Corp.                              42,954      5,950,847       0.1%
*   Community Health Systems, Inc.          105,314      2,009,391       0.1%
    CONMED Corp.                             43,239      1,790,959       0.1%
#   Cooper Cos., Inc. (The)                  13,956      2,136,384       0.1%
*   Cross Country Healthcare, Inc.            7,595         94,406       0.0%
#   CryoLife, Inc.                           17,502        217,025       0.0%
*   Cumberland Pharmaceuticals, Inc.         23,319        110,765       0.0%
*   Cutera, Inc.                              1,289         15,030       0.0%
*   Cynosure, Inc. Class A                    8,077        395,288       0.0%
    Digirad Corp.                            26,711        155,725       0.0%
*   Emergent Biosolutions, Inc.               8,678        334,277       0.0%
*   Enzo Biochem, Inc.                       41,397        206,157       0.0%
*   Exactech, Inc.                            3,390         77,089       0.0%
*   Express Scripts Holding Co.             501,076     36,944,334       0.7%
*   Five Star Quality Care, Inc.             28,953         70,645       0.0%
*   Greatbatch, Inc.                         41,672      1,450,186       0.0%
#*  Harvard Bioscience, Inc.                 32,107         95,358       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                 SHARES      VALUE+    OF NET ASSETS**
                                                --------- ------------ ---------------
Health Care -- (Continued)
*           Healthways, Inc.                       37,281 $    434,324       0.0%
*           Hologic, Inc.                         305,036   10,246,159       0.2%
            Humana, Inc.                          236,814   41,932,655       0.8%
#*          Impax Laboratories, Inc.                4,700      156,745       0.0%
            Invacare Corp.                          7,330       82,389       0.0%
            Kewaunee Scientific Corp.               1,631       27,466       0.0%
            Kindred Healthcare, Inc.               56,891      839,711       0.0%
#           LeMaitre Vascular, Inc.                 5,100       84,558       0.0%
*           LHC Group, Inc.                         1,418       57,202       0.0%
*           LifePoint Health, Inc.                 82,208    5,553,973       0.1%
*           Magellan Health, Inc.                  17,899    1,261,164       0.0%
(degrees)*  Medcath Corp.                          29,240           --       0.0%
            Medtronic P.L.C.                      479,908   37,984,718       0.7%
*           Merit Medical Systems, Inc.            13,395      271,249       0.0%
#*          Molina Healthcare, Inc.                24,941    1,290,946       0.0%
            National HealthCare Corp.               6,484      417,894       0.0%
*           Natus Medical, Inc.                    15,698      500,295       0.0%
*           NuVasive, Inc.                          2,045      108,262       0.0%
*           Nuvectra Corp.                         13,890      116,745       0.0%
*           Omnicell, Inc.                         35,405    1,128,003       0.0%
            PerkinElmer, Inc.                      76,500    3,857,130       0.1%
#           Pfizer, Inc.                        4,484,148  146,676,481       2.7%
*           PharMerica Corp.                       33,305      787,330       0.0%
*           Prestige Brands Holdings, Inc.        111,489    6,330,345       0.1%
*           RTI Surgical, Inc.                     73,086      291,613       0.0%
*           SciClone Pharmaceuticals, Inc.         13,028      171,970       0.0%
            Select Medical Holdings Corp.          42,204      564,690       0.0%
*           SunLink Health Systems, Inc.            1,750        1,173       0.0%
*           SurModics, Inc.                         5,593      112,531       0.0%
*           Symmetry Surgical, Inc.                19,262      201,288       0.0%
#           Teleflex, Inc.                         37,223    5,798,599       0.1%
            Thermo Fisher Scientific, Inc.        499,520   72,055,760       1.4%
#*          Triple-S Management Corp. Class B      20,684      538,611       0.0%
            UnitedHealth Group, Inc.               89,716   11,813,803       0.2%
            Universal American Corp.               84,328      627,400       0.0%
*           VCA, Inc.                              69,140    4,353,746       0.1%
#*          WellCare Health Plans, Inc.            18,375    1,653,566       0.0%
                                                          ------------      ----
Total Health Care                                          602,504,091      11.2%
                                                          ------------      ----
Industrials -- (12.2%)
            AAR Corp.                              32,906      791,060       0.0%
            ABM Industries, Inc.                   64,500    2,074,965       0.1%
            Acme United Corp.                       1,030       17,397       0.0%
#           Actuant Corp. Class A                  44,986    1,201,576       0.0%
            ADT Corp. (The)                       189,445    7,952,901       0.2%
*           AECOM                                  55,835    1,814,079       0.0%
*           Aegion Corp.                           42,549      903,315       0.0%
#*          Aerovironment, Inc.                    35,065    1,012,677       0.0%
            AGCO Corp.                             58,973    3,153,286       0.1%
*           Air Transport Services Group, Inc.      6,308       88,880       0.0%
            Alamo Group, Inc.                      22,751    1,284,066       0.0%
#           Alaska Air Group, Inc.                105,252    7,412,898       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Albany International Corp. Class A              20,551 $   828,000       0.0%
    AMERCO                                          29,431  10,359,712       0.2%
*   Ameresco, Inc. Class A                             981       4,385       0.0%
    American Railcar Industries, Inc.               20,003     820,323       0.0%
    Apogee Enterprises, Inc.                        36,374   1,507,339       0.0%
    ArcBest Corp.                                   12,135     231,657       0.0%
    Argan, Inc.                                         21         718       0.0%
    Astec Industries, Inc.                          22,925   1,109,570       0.0%
*   Atlas Air Worldwide Holdings, Inc.              35,456   1,416,113       0.0%
*   Avis Budget Group, Inc.                         94,608   2,374,661       0.1%
    Barnes Group, Inc.                              36,400   1,182,636       0.0%
*   BlueLinx Holdings, Inc.                         17,052      11,425       0.0%
    Brady Corp. Class A                             38,500   1,019,865       0.0%
    Briggs & Stratton Corp.                         41,033     868,669       0.0%
*   CAI International, Inc.                         17,082     174,578       0.0%
*   Casella Waste Systems, Inc. Class A              5,201      37,239       0.0%
#   Caterpillar, Inc.                              107,902   8,386,143       0.2%
*   CBIZ, Inc.                                      38,149     388,357       0.0%
    CDI Corp.                                       26,779     191,470       0.0%
    CECO Environmental Corp.                         3,773      24,902       0.0%
    Celadon Group, Inc.                             24,642     248,145       0.0%
    Chicago Rivet & Machine Co.                        700      17,094       0.0%
    CIRCOR International, Inc.                      10,019     565,573       0.0%
    Columbus McKinnon Corp.                         17,542     289,618       0.0%
    Comfort Systems USA, Inc.                       44,560   1,314,074       0.0%
    Compx International, Inc.                          500       5,338       0.0%
#   Covanta Holding Corp.                           94,292   1,533,188       0.0%
*   Covenant Transportation Group, Inc. Class A      7,080     140,963       0.0%
*   CPI Aerostructures, Inc.                         4,626      31,919       0.0%
*   CRA International, Inc.                          7,613     165,202       0.0%
    CSX Corp.                                    1,242,950  33,895,246       0.6%
    Curtiss-Wright Corp.                            46,353   3,549,713       0.1%
*   DigitalGlobe, Inc.                              21,971     486,877       0.0%
    Douglas Dynamics, Inc.                          30,234     692,661       0.0%
*   Ducommun, Inc.                                  12,645     201,182       0.0%
#*  Dycom Industries, Inc.                          39,867   2,814,610       0.1%
    Dynamic Materials Corp.                          1,436      14,030       0.0%
    Eastern Co. (The)                               10,193     170,325       0.0%
    Eaton Corp. P.L.C.                              98,845   6,253,923       0.1%
    EMCOR Group, Inc.                               50,540   2,450,179       0.1%
    Encore Wire Corp.                               19,966     763,700       0.0%
*   Energy Recovery, Inc.                            1,783      21,681       0.0%
    EnerSys                                         43,239   2,523,860       0.1%
*   Engility Holdings, Inc.                          7,988     157,124       0.0%
    Ennis, Inc.                                     48,483     947,358       0.0%
    EnPro Industries, Inc.                          17,635   1,033,058       0.0%
    ESCO Technologies, Inc.                         17,601     677,286       0.0%
    Espey Manufacturing & Electronics Corp.          1,671      40,940       0.0%
    Essendant, Inc.                                 24,021     739,607       0.0%
*   Esterline Technologies Corp.                    44,968   3,087,503       0.1%
    Federal Signal Corp.                           116,741   1,598,184       0.0%
    FedEx Corp.                                    142,324  23,499,116       0.5%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                        PERCENTAGE
                                                SHARES      VALUE+    OF NET ASSETS**
                                               --------- ------------ ---------------
Industrials -- (Continued)
#   Fortune Brands Home & Security, Inc.         149,626 $  8,290,777       0.2%
*   Franklin Covey Co.                             3,046       50,168       0.0%
    FreightCar America, Inc.                       9,404      161,279       0.0%
*   FTI Consulting, Inc.                          25,736    1,037,161       0.0%
    G&K Services, Inc. Class A                    29,714    2,099,294       0.1%
#   GATX Corp.                                    65,445    3,006,543       0.1%
*   Gencor Industries, Inc.                        8,766      126,493       0.0%
    General Electric Co.                       3,873,888  119,122,056       2.2%
#*  Genesee & Wyoming, Inc. Class A                1,200       78,132       0.0%
*   Gibraltar Industries, Inc.                    24,203      640,169       0.0%
*   GP Strategies Corp.                           18,583      433,727       0.0%
    Granite Construction, Inc.                    27,179    1,211,912       0.0%
*   Great Lakes Dredge & Dock Corp.               69,820      319,077       0.0%
#   Greenbrier Cos., Inc. (The)                   22,451      673,305       0.0%
    Griffon Corp.                                 67,323    1,064,377       0.0%
    H&E Equipment Services, Inc.                  59,629    1,206,295       0.0%
#*  Hawaiian Holdings, Inc.                       18,070      760,205       0.0%
    Heidrick & Struggles International, Inc.      18,234      359,757       0.0%
*   Hertz Global Holdings, Inc.                  278,411    2,578,086       0.1%
*   Hill International, Inc.                      27,154      115,133       0.0%
    Huntington Ingalls Industries, Inc.           47,666    6,900,607       0.1%
    Hurco Cos., Inc.                               7,910      256,126       0.0%
*   Huron Consulting Group, Inc.                   4,001      222,496       0.0%
    Hyster-Yale Materials Handling, Inc.          12,246      750,068       0.0%
*   ICF International, Inc.                       31,660    1,246,454       0.0%
    Ingersoll-Rand P.L.C.                        213,109   13,967,164       0.3%
    Insteel Industries, Inc.                      17,578      509,586       0.0%
*   JetBlue Airways Corp.                        324,893    6,429,632       0.1%
    Kadant, Inc.                                   5,786      273,967       0.0%
    KAR Auction Services, Inc.                    18,100      680,560       0.0%
    KBR, Inc.                                      3,600       56,016       0.0%
#   Kennametal, Inc.                               1,000       23,380       0.0%
*   Key Technology, Inc.                           3,199       28,631       0.0%
    Kimball International, Inc. Class B           31,258      363,843       0.0%
    Korn/Ferry International                      33,148      899,637       0.0%
#*  Kratos Defense & Security Solutions, Inc.      2,711       14,395       0.0%
    L-3 Communications Holdings, Inc.            100,470   13,214,819       0.3%
#*  Lawson Products, Inc.                          8,847      173,313       0.0%
    LB Foster Co. Class A                          6,682      131,502       0.0%
#*  LMI Aerospace, Inc.                           13,807      121,364       0.0%
    LS Starrett Co. (The) Class A                  4,097       44,330       0.0%
    LSI Industries, Inc.                          27,715      350,595       0.0%
*   Lydall, Inc.                                  14,605      537,318       0.0%
    ManpowerGroup, Inc.                           22,886    1,762,909       0.0%
    Marten Transport, Ltd.                        47,782      891,612       0.0%
    Matson, Inc.                                  62,316    2,422,846       0.1%
    Matthews International Corp. Class A          12,387      652,052       0.0%
    McGrath RentCorp                              17,552      427,918       0.0%
*   Mercury Systems, Inc.                          2,055       43,196       0.0%
*   MFRI, Inc.                                     8,900       62,122       0.0%
    Miller Industries, Inc.                       20,099      427,305       0.0%
    Mobile Mini, Inc.                             54,461    1,756,367       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                             SHARES    VALUE+    OF NET ASSETS**
                                             ------- ----------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                        35,339 $ 1,726,664       0.0%
    Mueller Industries, Inc.                  30,912     975,583       0.0%
    Mueller Water Products, Inc. Class A     185,957   1,999,038       0.1%
    Multi-Color Corp.                            308      18,428       0.0%
*   MYR Group, Inc.                           19,582     499,537       0.0%
    National Presto Industries, Inc.             571      49,785       0.0%
*   Navigant Consulting, Inc.                 12,297     196,260       0.0%
    Nielsen Holdings P.L.C.                   16,256     847,588       0.0%
*   NL Industries, Inc.                       43,869     134,678       0.0%
    NN, Inc.                                  18,396     276,676       0.0%
    Norfolk Southern Corp.                   545,229  49,130,585       0.9%
    Northrop Grumman Corp.                   175,493  36,197,186       0.7%
*   Northwest Pipe Co.                         6,690      72,185       0.0%
*   NOW, Inc.                                 62,737   1,133,030       0.0%
*   On Assignment, Inc.                       53,951   1,945,473       0.1%
    Orbital ATK, Inc.                         56,610   4,925,070       0.1%
#   Oshkosh Corp.                             14,466     706,664       0.0%
    Owens Corning                            149,300   6,878,251       0.1%
#*  PAM Transportation Services, Inc.          9,249     228,543       0.0%
#   Pentair P.L.C.                           117,934   6,849,607       0.1%
    Powell Industries, Inc.                    7,529     234,302       0.0%
*   PowerSecure International, Inc.           19,459     364,272       0.0%
    Providence and Worcester Railroad Co.        850      13,515       0.0%
    Quad/Graphics, Inc.                        2,390      29,995       0.0%
    Quanex Building Products Corp.            21,431     403,760       0.0%
*   Quanta Services, Inc.                    168,307   3,992,242       0.1%
    Raytheon Co.                              96,954  12,250,138       0.2%
    RCM Technologies, Inc.                    20,293     106,335       0.0%
    Regal Beloit Corp.                        16,070   1,035,229       0.0%
    Republic Services, Inc.                  429,755  20,228,568       0.4%
    Resources Connection, Inc.                25,955     383,355       0.0%
*   Roadrunner Transportation Systems, Inc.      879      10,390       0.0%
#*  Rush Enterprises, Inc. Class A            32,603     641,953       0.0%
*   Rush Enterprises, Inc. Class B            18,522     360,253       0.0%
    Ryder System, Inc.                        89,844   6,192,048       0.1%
#*  Saia, Inc.                                 8,925     258,111       0.0%
*   SIFCO Industries, Inc.                     6,623      70,667       0.0%
    SkyWest, Inc.                             38,506     904,891       0.0%
*   SL Industries, Inc.                          300      11,994       0.0%
    Southwest Airlines Co.                   645,761  28,807,398       0.6%
*   Sparton Corp.                              9,132     195,973       0.0%
*   SPX FLOW, Inc.                            12,803     383,578       0.0%
    Standex International Corp.               22,341   1,713,331       0.0%
    Stanley Black & Decker, Inc.             154,919  17,338,534       0.3%
    Steelcase, Inc. Class A                   55,469     846,457       0.0%
    Supreme Industries, Inc. Class A           1,433      17,812       0.0%
    TAL International Group, Inc.             24,053     411,306       0.0%
*   Team, Inc.                                 6,674     191,744       0.0%
    Terex Corp.                               27,578     658,838       0.0%
    Tetra Tech, Inc.                          45,222   1,329,527       0.0%
*   Titan Machinery, Inc.                      2,883      37,479       0.0%
*   TRC Cos., Inc.                            23,870     204,327       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                   PERCENTAGE
                                            SHARES     VALUE+    OF NET ASSETS**
                                            ------- ------------ ---------------
Industrials -- (Continued)
    Trinity Industries, Inc.                183,814 $  3,586,211       0.1%
#   Triumph Group, Inc.                      57,456    2,078,758       0.1%
*   Tutor Perini Corp.                       33,844      535,412       0.0%
#   Twin Disc, Inc.                             900       11,925       0.0%
    Tyco International P.L.C.               240,619    9,268,644       0.2%
*   Ultralife Corp.                           3,309       15,618       0.0%
    UniFirst Corp.                           18,705    2,027,248       0.1%
    Union Pacific Corp.                     888,128   77,471,405       1.5%
    Universal Forest Products, Inc.          31,800    2,437,470       0.1%
*   USA Truck, Inc.                          15,105      267,661       0.0%
*   Vectrus, Inc.                             4,069       87,728       0.0%
#*  Veritiv Corp.                             9,437      387,106       0.0%
*   Versar, Inc.                              5,526       14,091       0.0%
    Viad Corp.                               23,193      689,992       0.0%
*   Virco Manufacturing Corp.                12,601       40,323       0.0%
    VSE Corp.                                   305       18,922       0.0%
    Waste Connections, Inc.                   2,800      188,384       0.0%
    Watts Water Technologies, Inc. Class A   53,615    2,995,470       0.1%
    Werner Enterprises, Inc.                 34,105      864,221       0.0%
#*  Wesco Aircraft Holdings, Inc.             6,228       89,870       0.0%
#*  WESCO International, Inc.                11,687      687,079       0.0%
*   Willdan Group, Inc.                       1,000       10,750       0.0%
*   Willis Lease Finance Corp.                6,713      162,320       0.0%
#*  XPO Logistics, Inc.                      12,216      368,190       0.0%
                                                    ------------      ----
Total Industrials                                    666,274,166      12.4%
                                                    ------------      ----
Information Technology -- (9.4%)
    Activision Blizzard, Inc.               982,162   33,855,124       0.7%
*   Actua Corp.                               1,184       11,224       0.0%
*   Acxiom Corp.                              7,769      170,685       0.0%
#*  Agilysys, Inc.                           16,899      180,481       0.0%
*   Alpha & Omega Semiconductor, Ltd.        20,661      268,386       0.0%
*   Amtech Systems, Inc.                      2,395       14,969       0.0%
#*  ARRIS International P.L.C.              140,787    3,205,720       0.1%
*   Arrow Electronics, Inc.                 182,170   11,312,757       0.2%
    Astro-Med, Inc.                           6,285       90,001       0.0%
    Avnet, Inc.                             139,400    5,732,128       0.1%
#   AVX Corp.                                86,630    1,145,249       0.0%
*   Aware, Inc.                              14,326       59,739       0.0%
*   Axcelis Technologies, Inc.                  700        2,002       0.0%
*   AXT, Inc.                                16,521       42,459       0.0%
    Bel Fuse, Inc. Class A                    3,874       60,628       0.0%
    Bel Fuse, Inc. Class B                   11,837      197,204       0.0%
*   Benchmark Electronics, Inc.              62,063    1,205,263       0.0%
    Black Box Corp.                          18,611      272,093       0.0%
*   Blackhawk Network Holdings, Inc.         25,926      833,002       0.0%
*   Blucora, Inc.                            57,127      457,587       0.0%
    Brocade Communications Systems, Inc.    461,513    4,435,140       0.1%
    Brooks Automation, Inc.                  50,847      481,013       0.0%
*   BSQUARE Corp.                             4,065       25,325       0.0%
*   CACI International, Inc. Class A         24,830    2,387,404       0.1%
*   Calix, Inc.                              16,027      111,067       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                  --------- ------------ ---------------
Information Technology -- (Continued)
*   Cascade Microtech, Inc.                          24,071 $    503,325       0.0%
*   Checkpoint Systems, Inc.                         27,235      275,618       0.0%
*   CIBER, Inc.                                      34,165       79,263       0.0%
    Cisco Systems, Inc.                           3,728,589  102,498,912       1.9%
    Cohu, Inc.                                       28,915      334,257       0.0%
    Communications Systems, Inc.                      9,323       59,947       0.0%
    Computer Sciences Corp.                         136,993    4,538,578       0.1%
    Comtech Telecommunications Corp.                 15,569      376,770       0.0%
    Concurrent Computer Corp.                        13,740       83,264       0.0%
    Convergys Corp.                                 197,364    5,230,146       0.1%
*   CoreLogic, Inc.                                  96,545    3,425,417       0.1%
    Corning, Inc.                                   816,154   15,237,595       0.3%
*   Cray, Inc.                                       12,866      487,235       0.0%
    CSP, Inc.                                         2,414       15,763       0.0%
    CSRA, Inc.                                       30,707      797,154       0.0%
    CTS Corp.                                        66,936    1,109,130       0.0%
*   CyberOptics Corp.                                 3,281       57,582       0.0%
#   Cypress Semiconductor Corp.                      52,022      469,759       0.0%
*   Datalink Corp.                                   28,408      228,116       0.0%
*   Digi International, Inc.                         25,438      268,880       0.0%
*   Diodes, Inc.                                      4,709       87,682       0.0%
*   DSP Group, Inc.                                  46,713      443,773       0.0%
*   EchoStar Corp. Class A                           23,551      963,707       0.0%
*   Edgewater Technology, Inc.                       13,603      115,625       0.0%
    Electro Rent Corp.                               24,062      240,861       0.0%
*   Electro Scientific Industries, Inc.               6,085       42,899       0.0%
*   Electronics for Imaging, Inc.                    58,110    2,315,102       0.1%
    EMC Corp.                                       342,124    8,932,858       0.2%
*   Emcore Corp.                                        744        4,241       0.0%
#*  EnerNOC, Inc.                                    13,197       90,004       0.0%
*   Entegris, Inc.                                      300        3,987       0.0%
    Epiq Systems, Inc.                               23,453      346,401       0.0%
*   ePlus, Inc.                                       8,745      703,011       0.0%
*   Exar Corp.                                       51,341      313,180       0.0%
*   Fabrinet                                          4,055      129,638       0.0%
*   Fairchild Semiconductor International, Inc.     118,008    2,360,160       0.1%
    Fidelity National Information Services, Inc.    151,857    9,992,191       0.2%
#*  Finisar Corp.                                    61,526    1,012,718       0.0%
*   First Solar, Inc.                                28,266    1,578,373       0.0%
*   FormFactor, Inc.                                 30,568      235,374       0.0%
*   Frequency Electronics, Inc.                      10,976      111,187       0.0%
*   GSE Systems, Inc.                                10,238       26,107       0.0%
#*  GSI Technology, Inc.                              5,863       23,159       0.0%
    Hackett Group, Inc. (The)                        46,398      690,402       0.0%
*   Harmonic, Inc.                                   22,962       79,449       0.0%
    Hewlett Packard Enterprise Co.                  810,974   13,510,827       0.3%
    HP, Inc.                                         79,891      980,263       0.0%
*   Hutchinson Technology, Inc.                      13,656       49,844       0.0%
    IAC/InterActiveCorp                             125,298    5,806,309       0.1%
#*  ID Systems, Inc.                                 10,784       55,861       0.0%
    Ingram Micro, Inc. Class A                      277,679    9,704,881       0.2%
*   Insight Enterprises, Inc.                        42,100    1,040,291       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                          --------- ----------- ---------------
 Information Technology -- (Continued)
     Intel Corp.                          3,141,595 $95,127,497       1.8%
 *   Internap Corp.                          32,386      73,840       0.0%
     Intersil Corp. Class A                 119,798   1,400,439       0.0%
 #*  Intevac, Inc.                            2,584      12,558       0.0%
 *   IntriCon Corp.                           2,835      16,982       0.0%
 *   Itron, Inc.                             33,397   1,373,285       0.0%
     IXYS Corp.                               3,055      32,994       0.0%
     Juniper Networks, Inc.                 212,100   4,963,140       0.1%
 *   Key Tronic Corp.                        17,623     125,652       0.0%
 *   Kimball Electronics, Inc.               23,443     256,466       0.0%
 *   Kulicke & Soffa Industries, Inc.        71,688     768,495       0.0%
 *   KVH Industries, Inc.                    19,858     193,814       0.0%
 #*  Lattice Semiconductor Corp.            108,469     604,172       0.0%
     Lexmark International, Inc. Class A     35,849   1,383,771       0.0%
 *   Limelight Networks, Inc.                18,463      32,310       0.0%
     ManTech International Corp. Class A      2,048      69,222       0.0%
     Marvell Technology Group, Ltd.         166,418   1,660,852       0.1%
 #*  Maxwell Technologies, Inc.               2,521      16,185       0.0%
     Mentor Graphics Corp.                   35,620     710,975       0.0%
     Methode Electronics, Inc.               79,272   2,356,757       0.1%
 *   Micron Technology, Inc.                758,908   8,158,261       0.2%
 *   Microsemi Corp.                          7,940     268,293       0.0%
     MKS Instruments, Inc.                   61,200   2,194,632       0.1%
     MOCON, Inc.                                700      10,360       0.0%
 #*  ModusLink Global Solutions, Inc.        68,955     100,674       0.0%
     NCI, Inc. Class A                          686       9,920       0.0%
 #*  NETGEAR, Inc.                              428      18,147       0.0%
 *   Newport Corp.                           64,756   1,488,740       0.0%
 #*  Novatel Wireless, Inc.                  10,953      16,758       0.0%
     Optical Cable Corp.                     10,793      27,090       0.0%
 *   PAR Technology Corp.                    12,896      82,405       0.0%
     Park Electrochemical Corp.               1,642      26,781       0.0%
     PC Connection, Inc.                     39,267     933,377       0.0%
     PC-Tel, Inc.                            30,854     138,226       0.0%
 *   PCM, Inc.                               10,471     100,417       0.0%
 *   Perceptron, Inc.                         8,428      38,853       0.0%
 *   Photronics, Inc.                        79,712     843,353       0.0%
 *   Plexus Corp.                            10,626     443,742       0.0%
 *   Polycom, Inc.                           36,977     441,875       0.0%
 *   Qorvo, Inc.                             24,909   1,121,652       0.0%
     QUALCOMM, Inc.                         820,308  41,441,960       0.8%
 *   Qualstar Corp.                           2,118       1,021       0.0%
 *   Rambus, Inc.                             1,069      12,422       0.0%
 *   RealNetworks, Inc.                      17,505      79,823       0.0%
     Reis, Inc.                              13,511     340,072       0.0%
     RF Industries, Ltd.                      2,823       7,283       0.0%
     Richardson Electronics, Ltd.            15,464      80,413       0.0%
 *   Rofin-Sinar Technologies, Inc.           4,978     160,242       0.0%
 *   Rogers Corp.                             7,543     432,666       0.0%
 *   Rovi Corp.                              19,000     334,780       0.0%
 *   Rudolph Technologies, Inc.              16,097     223,265       0.0%
     SanDisk Corp.                           13,097     983,978       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                               PERCENTAGE
                                       SHARES      VALUE+    OF NET ASSETS**
                                      --------- ------------ ---------------
Information Technology -- (Continued)
*   Sanmina Corp.                        39,846 $    942,358       0.0%
*   ScanSource, Inc.                     14,745      599,827       0.0%
*   Seachange International, Inc.         8,687       32,403       0.0%
*   ShoreTel, Inc.                        3,200       19,584       0.0%
*   Sonus Networks, Inc.                  6,622       54,698       0.0%
#   SS&C Technologies Holdings, Inc.     25,793    1,577,242       0.0%
*   StarTek, Inc.                        22,913       93,943       0.0%
#*  SunPower Corp.                       18,322      369,005       0.0%
*   Super Micro Computer, Inc.            5,886      158,392       0.0%
#*  Support.com, Inc.                    15,100       12,986       0.0%
*   Sykes Enterprises, Inc.              20,292      591,512       0.0%
    SYNNEX Corp.                         55,900    4,615,663       0.1%
*   Synopsys, Inc.                        4,200      199,584       0.0%
#*  Systemax, Inc.                        7,487       67,757       0.0%
*   Tech Data Corp.                      82,952    5,697,973       0.1%
*   Telenav, Inc.                         9,865       56,231       0.0%
    Teradyne, Inc.                       26,789      506,580       0.0%
    Tessco Technologies, Inc.             8,689      144,064       0.0%
    Tessera Technologies, Inc.           48,635    1,396,797       0.0%
#*  TTM Technologies, Inc.               55,241      360,171       0.0%
*   United Online, Inc.                  17,780      192,557       0.0%
#*  Veeco Instruments, Inc.              15,978      294,155       0.0%
*   Virtusa Corp.                        30,064    1,068,475       0.0%
#   Vishay Intertechnology, Inc.        151,731    1,845,049       0.1%
*   Vishay Precision Group, Inc.         16,480      246,541       0.0%
    Western Digital Corp.               212,781    8,695,296       0.2%
*   Xcerra Corp.                         20,165      118,973       0.0%
    Xerox Corp.                       1,007,652    9,673,459       0.2%
*   XO Group, Inc.                        6,284      110,975       0.0%
*   Yahoo!, Inc.                      1,048,770   38,384,982       0.7%
                                                ------------       ---
Total Information Technology                     514,491,845       9.6%
                                                ------------       ---
Materials -- (2.3%)
    A Schulman, Inc.                     32,960      919,254       0.0%
#*  A. M. Castle & Co.                   20,838       66,265       0.0%
    Alcoa, Inc.                         995,255   11,116,998       0.2%
    Allegheny Technologies, Inc.         22,777      372,176       0.0%
    Ampco-Pittsburgh Corp.                4,007       76,494       0.0%
    Ashland, Inc.                       112,560   12,561,696       0.2%
    Axiall Corp.                         26,423      622,262       0.0%
    Bemis Co., Inc.                      25,154    1,262,228       0.0%
    Cabot Corp.                          46,280    2,258,001       0.1%
*   Century Aluminum Co.                 15,822      139,550       0.0%
*   Chemtura Corp.                       49,368    1,374,899       0.0%
*   Clearwater Paper Corp.               16,822    1,004,946       0.0%
    Commercial Metals Co.                85,208    1,526,927       0.0%
*   Core Molding Technologies, Inc.      11,847      138,965       0.0%
    Domtar Corp.                          8,107      313,254       0.0%
    Dow Chemical Co. (The)               11,060      581,867       0.0%
    Freeport-McMoRan, Inc.              327,519    4,585,266       0.1%
    Friedman Industries, Inc.            13,926       86,202       0.0%
    FutureFuel Corp.                      6,104       68,609       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                  PERCENTAGE
                                                          SHARES      VALUE+    OF NET ASSETS**
                                                         --------- ------------ ---------------
Materials -- (Continued)
             Graphic Packaging Holding Co.                 154,000 $  2,045,120       0.0%
             Greif, Inc. Class A                             4,885      169,509       0.0%
             Huntsman Corp.                                 50,242      790,809       0.0%
#            International Paper Co.                       493,615   21,358,721       0.4%
             Kaiser Aluminum Corp.                          27,181    2,577,574       0.1%
             KapStone Paper and Packaging Corp.             80,984    1,286,836       0.0%
*            Kraton Performance Polymers, Inc.               5,435      123,429       0.0%
#*           Louisiana-Pacific Corp.                       173,457    2,948,769       0.1%
             Martin Marietta Materials, Inc.                23,633    3,999,413       0.1%
             Materion Corp.                                 18,497      536,228       0.0%
             Mercer International, Inc.                     21,725      182,490       0.0%
             Minerals Technologies, Inc.                    34,280    2,053,372       0.1%
             Mosaic Co. (The)                               17,274      483,499       0.0%
             Myers Industries, Inc.                         57,792      779,036       0.0%
             Neenah Paper, Inc.                              7,684      500,152       0.0%
             Newmont Mining Corp.                           48,146    1,683,666       0.0%
*            Northern Technologies International Corp.       3,035       44,463       0.0%
             Nucor Corp.                                    83,945    4,178,782       0.1%
#            Olin Corp.                                     69,801    1,520,964       0.0%
             Olympic Steel, Inc.                             9,986      225,883       0.0%
             PH Glatfelter Co.                              50,600    1,160,258       0.0%
             PolyOne Corp.                                   5,174      186,161       0.0%
             Reliance Steel & Aluminum Co.                  93,801    6,938,460       0.1%
*            Resolute Forest Products, Inc.                  1,817       10,557       0.0%
             Schnitzer Steel Industries, Inc. Class A          400        8,248       0.0%
             Sensient Technologies Corp.                    38,101    2,562,292       0.1%
             Steel Dynamics, Inc.                           94,919    2,392,908       0.1%
#*           Stillwater Mining Co.                          55,630      678,686       0.0%
             SunCoke Energy, Inc.                           62,210      462,220       0.0%
             Synalloy Corp.                                  5,144       43,570       0.0%
             Tredegar Corp.                                 27,973      446,449       0.0%
             Tronox, Ltd. Class A                            1,600       11,648       0.0%
#*           Universal Stainless & Alloy Products, Inc.      6,269       81,685       0.0%
             Vulcan Materials Co.                           58,246    6,269,017       0.1%
#            Westlake Chemical Corp.                       158,152    7,937,649       0.2%
             WestRock Co.                                  200,591    8,394,733       0.2%
             Worthington Industries, Inc.                   47,320    1,786,330       0.0%
                                                                   ------------       ---
Total Materials                                                     125,935,445       2.3%
                                                                   ------------       ---
Other -- (0.0%)
(degrees)#*  Gerber Scientific, Inc. Escrow Shares          47,409           --       0.0%
(degrees)*   Petrocorp, Inc. Escrow Shares                     900           --       0.0%
                                                                   ------------       ---
Total Other                                                                  --       0.0%
                                                                   ------------       ---
Telecommunication Services -- (4.7%)
             AT&T, Inc.                                  5,441,020  211,220,396       3.9%
             Atlantic Tele-Network, Inc.                        84        6,040       0.0%
#            CenturyLink, Inc.                             512,432   15,859,770       0.3%
             Frontier Communications Corp.                 696,949    3,875,037       0.1%
*            General Communication, Inc. Class A            45,867      775,152       0.0%
#*           Iridium Communications, Inc.                   14,800      119,436       0.0%
*            Lumos Networks Corp.                              500        6,375       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                       ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#*          ORBCOMM, Inc.                                                  44,499 $      440,985        0.0%
            Shenandoah Telecommunications Co.                             112,708      3,233,593        0.1%
            Spok Holdings, Inc.                                            12,522        212,749        0.0%
#*          Sprint Corp.                                                  422,600      1,449,518        0.0%
*           T-Mobile US, Inc.                                             113,786      4,469,514        0.1%
            Telephone & Data Systems, Inc.                                111,207      3,288,391        0.1%
*           United States Cellular Corp.                                    7,591        323,680        0.0%
            Verizon Communications, Inc.                                  187,958      9,574,581        0.1%
*           Vonage Holdings Corp.                                          85,934        401,312        0.0%
                                                                                  --------------      -----
Total Telecommunication Services                                                     255,256,529        4.7%
                                                                                  --------------      -----
Utilities -- (0.1%)
*           Calpine Corp.                                                  62,921        992,893        0.0%
            Consolidated Water Co., Ltd.                                    6,656         92,452        0.0%
            NRG Energy, Inc.                                              241,908      3,652,811        0.1%
            Ormat Technologies, Inc.                                       20,134        873,816        0.0%
            UGI Corp.                                                      78,988      3,178,477        0.1%
                                                                                  --------------      -----
Total Utilities                                                                        8,790,449        0.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS                                                                5,328,599,878       99.1%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Leap Wireless International, Inc. Contingent Value Rights       8,393             --        0.0%
(degrees)*  Safeway Casa Ley Contingent Value Rights                      157,807        160,159        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                      157,807          7,701        0.0%
                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    167,860        0.0%
                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                        5,328,767,738
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional Liquid Reserves, 0.455%         51,680,486     51,680,486        1.0%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@ DFA Short Term Investment Fund                                     7,607,782     88,022,042        1.6%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,300,426,704)                               $5,468,470,266      101.7%
                                                                                  ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Consumer Discretionary       $  928,467,808 $   165,470   --    $  928,633,278
   Consumer Staples                463,562,336          --   --       463,562,336
   Energy                          746,426,960          --   --       746,426,960
   Financials                    1,016,724,779          --   --     1,016,724,779
   Health Care                     602,504,091          --   --       602,504,091
   Industrials                     666,274,166          --   --       666,274,166
   Information Technology          514,491,845          --   --       514,491,845
   Materials                       125,935,445          --   --       125,935,445
   Other                                    --          --   --                --
   Telecommunication Services      255,256,529          --   --       255,256,529
   Utilities                         8,790,449          --   --         8,790,449
Rights/Warrants                             --     167,860   --           167,860
Temporary Cash Investments          51,680,486          --   --        51,680,486
Securities Lending Collateral               --  88,022,042   --        88,022,042
Futures Contracts**                    474,883          --   --           474,883
                                -------------- -----------   --    --------------
TOTAL                           $5,380,589,777 $88,355,372   --    $5,468,945,149
                                ============== ===========   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) This item is not applicable.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: June 22, 2016

By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: June 22, 2016